UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09195

SA FUNDS – INVESTMENT TRUST

(Exact name of registrant as specified in charter)

10 Almaden Blvd., 15th Floor, San Jose, CA 95113

(Address of principal executive offices) (zip code)

Deborah Djeu, Esq.
Chief Compliance Officer
SA Funds – Investment Trust
10 Almaden Blvd., 15th Floor,
San Jose, CA 95113
(Name and Address of Agent for Service)

Copies to:

Brian F. Link, Esq.	Mark D. Perlow, Esq.
Vice President and Managing Counsel	Counsel to the Trust
State Street Bank and Trust Company	Dechert LLP
100 Summer Street, 7th Floor	One Bush Street, Suite 1600
Boston, Massachusetts 02111	San Francisco, California 94104-4446

Registrant’s telephone number, including area code: (844) 366-0905

Date of fiscal year end: June 30
Date of reporting period: December 31, 2016

Item 1. Report to Shareholders.

SEMI-ANNUAL REPORT December 31, 2016

Any information in this shareholder report regarding market or economic trends or the factors influencing the performance of SA Funds – Investment Trust (the “Trust”) are statements of the opinion of Trust management as of the date of this report. Any such opinion is subject to change at any time based upon market or other conditions and we disclaim responsibility to update such opinions. These statements should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that stated investment objectives will be achieved.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS –– AS OF DECEMBER 31, 2016 (Unaudited)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES — 99.3%
Australia — 2.0%
Australia & New Zealand
Banking Group Ltd. MTN,
1.875%, 10/06/17	USD	5,000,000	$5,020,540
Commonwealth Bank of Australia,
1.125%, 3/13/17	USD	1,600,000	1,600,173
National Australia Bank Ltd.
MTN, 2.750%, 3/09/17	USD	3,880,000	3,891,524
Westpac Banking Corp.,
1.500%, 12/01/17	USD	2,000,000	2,000,874
			12,513,111
Canada — 6.3%
Bank of Montreal,
1.400%, 4/10/18	USD	1,500,000	1,496,405
Bank of Montreal MTN,
1.400%, 9/11/17	USD	6,450,000	6,450,980
Province of Ontario Canada,
1.200%, 2/14/18	USD	2,500,000	2,494,760
Royal Bank of Canada GMTN,
1.400%, 10/13/17	USD	2,000,000	2,000,070
Royal Bank of Canada GMTN,
1.800%, 7/30/18	USD	2,000,000	2,006,870
Royal Bank of Canada GMTN,
2.200%, 7/27/18	USD	3,812,000	3,838,326
Royal Bank of Canada MTN,
1.500%, 1/16/18	USD	2,400,000	2,396,995
Toronto-Dominion Bank (The)
GMTN, 1.450%, 9/06/18	USD	6,180,000	6,151,448
Toronto-Dominion Bank (The)
GMTN, 1.750%, 7/23/18	USD	1,646,000	1,648,953
Toronto-Dominion Bank (The)
MTN, 1.400%, 4/30/18	USD	7,500,000	7,483,343
Toronto-Dominion Bank (The)
MTN, 1.625%, 3/13/18	USD	2,125,000	2,127,582
			38,095,732
France — 1.7%
Societe Generale SA,
2.625%, 10/01/18	USD	1,500,000	1,519,260
Societe Generale SA,
2.750%, 10/12/17	USD	1,306,000	1,318,279
Total Capital SA,
2.125%, 8/10/18	USD	7,285,000	7,342,522
			10,180,061
Netherlands — 2.3%
Cooperatieve Rabobank UA,
1.700%, 3/19/18	USD	1,435,000	1,435,382
Shell International Finance BV,
1.125%, 8/21/17	USD	4,500,000	4,500,216
Shell International Finance BV,
1.900%, 8/10/18	USD	5,835,000	5,872,029
Shell International Finance BV,
2.000%, 11/15/18	USD	1,397,000	1,406,735
Siemens
Financieringsmaatschappij NV,
1.450%, 5/25/18 ±	USD	1,000,000	999,102
			14,213,464
Norway — 0.1%
Statoil ASA, 1.950%, 11/08/18	USD	444,000	445,556

Sweden — 1.1%
Nordea Bank AB,
3.125%, 3/20/17	USD	4,000,000	4,018,288
Svensk Exportkredit AB,
1.125%, 4/05/18	USD	1,500,000	1,494,576
Svenska Handelsbanken AB
MTN, 1.625%, 3/21/18	USD	1,000,000	998,987
			6,511,851
United Kingdom — 0.3%
AstraZeneca PLC,
1.750%, 11/16/18	USD	1,875,000	1,878,866

United States — 85.5%
3M Co. MTN, 1.375%, 8/07/18		$2,000,000	1,999,788
Actavis, Inc., 1.875%, 10/01/17		2,000,000	2,004,190
Aetna, Inc., 1.700%, 6/07/18		4,300,000	4,297,515
American Express Co.,
7.000%, 3/19/18		2,000,000	2,126,006
American Express Credit Corp.,
2.125%, 7/27/18		3,000,000	3,020,025
Anthem, Inc., 2.375%, 2/15/17		3,500,000	3,503,993
Apple, Inc., 1.000%, 5/03/18		2,876,000	2,865,779
Apple, Inc., 1.300%, 2/23/18		3,700,000	3,703,352
AT&T, Inc., 2.375%, 11/27/18		1,000,000	1,009,203
AT&T, Inc., 5.500%, 2/01/18		4,500,000	4,676,688
Bank of America Corp. MTN,
5.650%, 5/01/18		2,000,000	2,096,196
Berkshire Hathaway Finance
Corp., 1.300%, 5/15/18		1,500,000	1,496,463
Berkshire Hathaway Finance
Corp., 1.450%, 3/07/18		9,235,000	9,245,648
Berkshire Hathaway, Inc.,
1.150%, 8/15/18		3,000,000	2,985,657
Berkshire Hathaway, Inc.,
1.550%, 2/09/18		4,037,000	4,045,793
Cardinal Health, Inc.,
1.700%, 3/15/18		927,000	926,342
Cardinal Health, Inc.,
1.900%, 6/15/17		1,470,000	1,474,192
Caterpillar Financial Services
Corp., 2.450%, 9/06/18		1,000,000	1,013,083
Caterpillar Financial Services Corp.
GMTN, 1.500%, 2/23/18		4,000,000	3,999,172
Caterpillar Financial Services Corp.
MTN, 1.000%, 3/03/17		943,300	943,104
Chevron Corp.,
1.344%, 11/09/17		17,250,000	17,242,720
Cisco Systems, Inc.,
1.400%, 2/28/18		9,710,000	9,728,313

See notes to financial statements

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS –– AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	FACE
	AMOUNT	VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
Cisco Systems, Inc.,
1.650%, 6/15/18	$7,860,000	$7,885,396
Citigroup, Inc., 2.050%, 12/07/18	2,500,000	2,500,892
Citigroup, Inc., 2.500%, 9/26/18	3,340,000	3,373,367
Coca-Cola Co. (The),
0.875%, 10/27/17	3,000,000	2,994,690
Coca-Cola Co. (The),
1.150%, 4/01/18	3,300,000	3,293,129
Coca-Cola Co. (The),
1.650%, 3/14/18	6,975,000	6,999,956
Corning, Inc., 1.450%, 11/15/17	3,897,000	3,894,927
Corning, Inc., 1.500%, 5/08/18	1,000,000	997,382
Danaher Corp.,
1.650%, 9/15/18	3,750,000	3,755,944
Dover Corp., 5.450%, 3/15/18	1,500,000	1,572,484
eBay, Inc., 2.500%, 3/09/18	5,746,000	5,798,122
Exxon Mobil Corp.,
1.305%, 3/06/18	4,349,000	4,348,726
Exxon Mobil Corp.,
1.439%, 3/01/18	13,600,000	13,618,686
Federal Home Loan Banks,
0.625%, 8/07/18	16,000,000	15,875,344
Federal Home Loan Banks,
0.875%, 10/01/18	15,000,000	14,920,035
Federal Home Loan Banks,
1.250%, 6/08/18	10,660,000	10,685,765
Federal Home Loan Banks,
1.750%, 12/14/18	9,400,000	9,500,223
Federal Home Loan Mortgage
Corp., 0.875%, 10/12/18	13,000,000	12,931,607
Federal Home Loan
Mortgage Corp. GMTN,
0.750%, 4/09/18	2,500,000	2,491,087
Federal National Mortgage
Association, 1.125%, 7/20/18	5,000,000	5,000,845
Federal National Mortgage
Association, 1.125%, 10/19/18	4,750,000	4,744,998
Federal National Mortgage
Association, 1.125%, 12/14/18	6,600,000	6,587,645
Federal National Mortgage
Association, 1.625%, 11/27/18	10,000,000	10,077,260
Federal National Mortgage
Association, 1.875%, 9/18/18	14,500,000	14,670,520
Ford Motor Credit Co. LLC,
2.240%, 6/15/18	1,000,000	1,001,709
Ford Motor Credit Co. LLC,
2.551%, 10/05/18	1,500,000	1,509,078
Ford Motor Credit Co. LLC,
5.000%, 5/15/18	2,900,000	3,014,762
General Electric Co.,
5.250%, 12/06/17	5,000,000	5,180,380
General Electric Co. GMTN,
5.625%, 5/01/18	11,216,000	11,839,598
Gilead Sciences, Inc.,
1.850%, 9/04/18	4,793,000	4,812,273
Goldman Sachs Group, Inc. (The),
6.150%, 4/01/18	2,800,000	2,946,250
Intercontinental Exchange, Inc.,
2.500%, 10/15/18	2,000,000	2,028,280
International Business Machines
Corp., 1.125%, 2/06/18	3,000,000	2,993,664
International Business Machines
Corp., 5.700%, 9/14/17	13,000,000	13,391,014
JPMorgan Chase & Co.,
1.625%, 5/15/18	2,735,000	2,732,041
JPMorgan Chase & Co.,
6.000%, 1/15/18	1,700,000	1,773,581
KeyBank NA, 1.700%, 6/01/18	4,500,000	4,498,402
Kraft Foods Group, Inc.,
2.250%, 6/05/17	3,431,000	3,442,309
McDonald’s Corp. MTN,
2.100%, 12/07/18	3,000,000	3,019,233
Medtronic, Inc.,
1.375%, 4/01/18	1,117,000	1,115,292
Merck & Co., Inc.,
1.100%, 1/31/18	1,793,000	1,789,613
Microsoft Corp.,
1.300%, 11/03/18	9,205,000	9,200,130
Morgan Stanley MTN,
6.250%, 8/28/17	2,000,000	2,061,050
NetApp, Inc., 2.000%, 12/15/17	2,970,000	2,978,934
PepsiCo, Inc., 5.000%, 6/01/18	2,000,000	2,100,784
Pfizer, Inc., 1.100%, 5/15/17	3,000,000	3,000,204
Pfizer, Inc., 1.200%, 6/01/18	14,100,000	14,065,991
Philip Morris International, Inc.,
5.650%, 5/16/18	4,188,000	4,414,994
Southern Power Co.,
1.500%, 6/01/18	3,500,000	3,485,307
Stryker Corp., 1.300%, 4/01/18	6,000,000	5,976,642
Toyota Motor Credit Corp.
GMTN, 1.550%, 7/13/18	1,500,000	1,499,964
Toyota Motor Credit Corp.
MTN, 1.200%, 4/06/18	2,425,000	2,414,672
Toyota Motor Credit Corp.
MTN, 2.000%, 10/24/18	669,000	673,142
United States Treasury Note,
0.750%, 8/31/18	15,000,000	14,908,020
United States Treasury Note,
1.250%, 10/31/18	9,000,000	9,015,822
United States Treasury Note,
1.250%, 11/15/18	67,200,000	67,312,896
United States Treasury Note,
1.250%, 11/30/18	35,000,000	35,054,005
United States Treasury Note,
1.250%, 12/15/18	5,000,000	5,006,250
United States Treasury Note,
1.375%, 12/31/18	3,500,000	3,511,893
Wal-Mart Stores, Inc.,
1.950%, 12/15/18	1,200,000	1,211,764
Walgreens Boots Alliance, Inc.,
1.750%, 5/30/18	2,000,000	2,002,690
Wells Fargo Bank NA,
1.650%, 1/22/18	4,000,000	4,000,512

See notes to financial statements

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS –– AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	FACE
	AMOUNT	VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
Xerox Corp., 2.950%, 3/15/17	$3,900,000	$3,911,942
Xerox Corp., 6.750%, 2/01/17	1,000,000	1,003,631
		518,820,970

TOTAL BONDS AND NOTES
(Identified Cost $603,955,159)		602,659,611

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 0.4%
Investment Company — 0.4%
State Street Institutional U.S.
Government Money Market
Fund, 0.170%	2,338,890	2,338,890
TOTAL SHORT-TERM
INVESTMENTS
(Identified Cost $2,338,890)		2,338,890

Total Investments — 99.7%
(Identified Cost $606,294,049)#		604,998,501
Cash and Other Assets, Less
Liabilities — 0.3%		1,882,533
Net Assets — 100.0%		$606,881,034

†	See Note 1
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2016 amounted to $999,102 or 0.16% of the net assets of the Fund.
#	At December 31, 2016, the aggregate cost of investment securities for U.S. federal income tax purposes was $606,294,049. Net unrealized depreciation aggregated $1,295,548 of which $98,612 related to appreciated investment securities and $1,394,160 related to depreciated investment securities.

Key to abbreviations:
GMTN — Global Medium Term Note
MTN — Medium Term Note
USD — U.S. Dollar

Portfolio Sectors
(% of portfolio market value)+

+	Excludes Short-Term Investments

See notes to financial statements

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES — 98.9%
Australia — 9.0%
Australia & New Zealand
Banking Group Ltd MTN,
1.450%, 5/15/18	USD	6,500,000	$6,471,836
Australia & New Zealand
Banking Group Ltd MTN,
2.250%, 6/13/19	USD	3,500,000	3,512,572
Commonwealth Bank of Australia,
2.300%, 9/06/19	USD	2,350,000	2,357,945
Commonwealth Bank of Australia,
2.300%, 3/12/20@	USD	3,000,000	2,986,182
Commonwealth Bank of Australia,
2.500%, 9/20/18@	USD	14,443,000	14,613,297
National Australia Bank Ltd.,
2.300%, 7/25/18	USD	6,925,000	6,980,538
National Australia Bank Ltd.,
2.400%, 12/09/19±	USD	8,000,000	8,067,240
National Australia Bank Ltd.,
2.625%, 7/23/20	USD	5,000,000	5,032,335
Westpac Banking Corp.,
2.250%, 1/17/19	USD	10,500,000	10,543,701
Westpac Banking Corp.,
2.600%, 11/23/20	USD	2,300,000	2,310,569
Westpac Banking Corp.,
4.875%, 11/19/19	USD	1,500,000	1,610,268
			64,486,483

Austria — 2.9%
Oesterreichische Kontrollbank
AG, 1.125%, 5/29/18	USD	10,000,000	9,964,480
Oesterreichische Kontrollbank
AG, 1.625%, 3/12/19	USD	11,000,000	11,002,013
			20,966,493
Canada — 12.7%
Bank of Nova Scotia (The),
2.050%, 6/05/19	USD	10,732,000	10,744,578
Bank of Nova Scotia (The),
2.350%, 10/21/20	USD	5,000,000	4,984,770
Bank of Nova Scotia (The),
2.800%, 7/21/21	USD	1,561,000	1,573,813
Province of Alberta Canada,
1.750%, 8/26/20@±	USD	2,000,000	1,982,050
Province of Manitoba Canada,
1.750%, 5/30/19@	USD	5,000,000	5,004,700
Province of Ontario Canada,
2.000%, 1/30/19	USD	2,500,000	2,517,475
Province of Ontario Canada,
2.500%, 9/10/21	USD	8,082,000	8,149,598
Province of Ontario Canada,
4.000%, 10/07/19	USD	7,000,000	7,398,839
Province of Quebec Canada,
3.500%, 7/29/20	USD	10,000,000	10,545,310
Royal Bank of Canada,
2.150%, 3/15/19	USD	5,000,000	5,021,295
Royal Bank of Canada,
2.150%, 3/06/20	USD	5,640,000	5,612,409
Royal Bank of Canada,
2.200%, 7/27/18	USD	4,700,000	4,732,458
Royal Bank of Canada,
2.500%, 1/19/21	USD	5,000,000	5,015,105
Toronto-Dominion Bank (The),
1.800%, 7/13/21	USD	9,750,000	9,447,691
Toronto-Dominion Bank (The),
2.500%, 12/14/20	USD	1,500,000	1,506,284
Toronto-Dominion Bank (The)
MTN, 2.125%, 4/07/21	USD	6,500,000	6,404,508
			90,640,883
Denmark — 1.1%
Kommunekredit,
1.125%, 3/15/18	USD	7,658,000	7,635,754

France — 7.4%
Agence Francaise de
Developpement,
1.625%, 1/21/20	USD	15,000,000	14,838,165
Caisse d’Amortissement de la
Dette Sociale,
2.000%, 3/22/21	USD	7,000,000	6,921,565
Dexia Credit Local SA,
1.875%, 1/29/20	USD	5,898,000	5,822,948
Dexia Credit Local SA,
2.250%, 1/30/19	USD	3,000,000	3,010,569
Sanofi, 4.000%, 3/29/21	USD	3,500,000	3,728,424
Total Capital International SA,
2.100%, 6/19/19	USD	7,000,000	7,036,344
Total Capital International SA,
2.125%, 1/10/19	USD	6,000,000	6,049,488
Total Capital SA,
2.125%, 8/10/18	USD	4,342,000	4,376,284
Total Capital SA,
3.875%, 12/14/18	GBP	611,000	800,201
			52,583,988
Germany — 3.5%
FMS Wertmanagement AoeR,
1.375%, 6/08/21	USD	5,000,000	4,833,345
KFW, 1.000%, 6/11/18	USD	8,500,000	8,463,144
KFW, 1.625%, 3/15/21	USD	2,000,000	1,965,088
Landwirtschaftliche Rentenbank,
1.875%, 9/17/18	USD	10,000,000	10,085,730
			25,347,307
Ireland — 2.6%
GE Capital International
Funding Co., Unlimited Co.,
2.342%, 11/15/20	USD	18,500,000	18,501,369
Japan — 2.0%
Japan Finance Organization
for Municipalities,
2.125%, 3/06/19	USD	14,000,000	13,974,912

See notes to financial statements

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES (Continued)
Netherlands — 5.0%
Bank Nederlandse Gemeenten
NV, 1.625%, 4/19/21	USD	11,000,000	$10,715,100
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA,
2.250%, 1/14/19	USD	2,300,000	2,312,997
Nederlandse Waterschapsbank
NV, 1.875%, 3/13/19	USD	1,700,000	1,706,030
Shell International Finance BV,
1.750%, 9/12/21	USD	2,500,000	2,431,060
Shell International Finance BV,
2.125%, 5/11/20	USD	13,495,000	13,485,378
Shell International Finance BV,
2.250%, 11/10/20	USD	5,100,000	5,095,701
			35,746,266
Norway — 2.7%
Kommunalbanken AS,
1.625%, 1/15/20	USD	5,000,000	4,960,250
Kommunalbanken AS,
1.625%, 2/10/21	USD	5,000,000	4,891,765
Statoil ASA, 1.950%, 11/08/18	USD	1,500,000	1,505,257
Statoil ASA, 2.250%, 11/08/19	USD	8,000,000	8,069,744
			19,427,016
Singapore — 1.0%
Singapore Government Bond,
1.250%, 10/01/21	SGD	6,000,000	4,038,704
Singapore Government Bond,
1.625%, 10/01/19	SGD	5,000,000	3,460,277
			7,498,981
Supranational — 4.0%
Council of Europe Development
Bank, 1.625%, 3/16/21	USD	2,500,000	2,445,860
EUROFIMA, 1.750%, 5/29/20	USD	5,000,000	4,972,430
European Investment Bank,
1.625%, 6/15/21	USD	2,250,000	2,198,572
European Investment Bank,
1.875%, 3/15/19	USD	19,000,000	19,135,888
			28,752,750
Sweden — 8.2%
Kommuninvest I Sverige AB,
2.000%, 11/12/19@	USD	3,000,000	3,016,470
Kommuninvest I Sverige AB,
2.500%, 12/01/20	SEK	15,000,000	1,802,401
Nordea Bank AB,
1.625%, 5/15/18	USD	1,680,000	1,676,302
Nordea Bank AB,
2.375%, 4/04/19	USD	15,000,000	15,105,390
Nordea Bank AB,
2.500%, 9/17/20±	USD	4,000,000	4,005,196
Svensk Exportkredit AB,
1.125%, 4/05/18	USD	3,000,000	2,989,152
Svensk Exportkredit AB,
1.750%, 8/28/20@	USD	4,000,000	3,976,464
Svensk Exportkredit AB,
1.750%, 3/10/21@	USD	3,500,000	3,436,849
Svensk Exportkredit AB,
1.875%, 6/17/19	USD	1,500,000	1,504,139
Svenska Handelsbanken AB,
5.125%, 3/30/20±	USD	5,000,000	5,408,665
Svenska Handelsbanken AB
MTN, 1.625%, 3/21/18	USD	3,700,000	3,696,252
Svenska Handelsbanken AB
MTN, 2.250%, 6/17/19	USD	6,595,000	6,617,944
Sweden Government Bond,
5.000%, 12/01/20	SEK	41,100,000	5,470,077
			58,705,301
Switzerland — 0.2%
Novartis Capital Corp.,
4.400%, 4/24/20	USD	1,000,000	1,073,144

United States — 36.6%
3M Co MTN,
2.000%, 8/07/20@	USD	2,500,000	2,498,700
Alphabet, Inc., 3.625%, 5/19/21	USD	6,929,000	7,352,487
Apple, Inc., 1.550%, 2/07/20	USD	10,000,000	9,882,210
Apple, Inc., 2.100%, 5/06/19	USD	11,000,000	11,108,141
Berkshire Hathaway, Inc.,
1.550%, 2/09/18	USD	2,385,000	2,390,195
Berkshire Hathaway, Inc.,
2.100%, 8/14/19	USD	11,500,000	11,607,893
Berkshire Hathaway, Inc.,
2.200%, 3/15/21	USD	2,500,000	2,496,290
Berkshire Hathaway, Inc.,
3.750%, 8/15/21@	USD	1,200,000	1,271,647
Chevron Corp.,
1.961%, 3/03/20	USD	6,600,000	6,581,051
Chevron Corp.,
2.193%, 11/15/19	USD	11,000,000	11,114,169
Chevron Corp.,
2.419%, 11/17/20	USD	500,000	503,832
Chevron Corp.,
2.427%, 6/24/20	USD	3,000,000	3,030,435
Cisco Systems, Inc.,
2.125%, 3/01/19	USD	4,000,000	4,053,988
Cisco Systems, Inc.,
2.200%, 2/28/21	USD	7,950,000	7,937,558
Cisco Systems, Inc.,
4.450%, 1/15/20@	USD	8,000,000	8,577,552
Coca-Cola Co. (The),
1.875%, 10/27/20@	USD	2,000,000	1,984,092
Coca-Cola Co. (The),
3.150%, 11/15/20	USD	1,970,000	2,047,655
Coca-Cola Co. (The),
3.300%, 9/01/21	USD	10,645,000	11,115,200
Colgate-Palmolive Co MTN,
1.500%, 11/01/18	USD	6,424,000	6,439,752
Exxon Mobil Corp.,
1.819%, 3/15/19	USD	8,300,000	8,316,193

See notes to financial statements

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
Exxon Mobil Corp.,
1.912%, 3/06/20	USD	5,000,000	$4,997,050
Exxon Mobil Corp.,
2.222%, 3/01/21	USD	5,005,000	5,019,384
Federal National
Mortgage Association,
1.500%, 6/22/20@	USD	1,000,000	995,841
International Business Machines
Corp., 1.250%, 2/08/18	USD	16,000,000	15,983,712
International Business Machines
Corp., 2.250%, 2/19/21	USD	1,382,000	1,381,131
Johnson & Johnson,
1.650%, 12/05/18	USD	4,000,000	4,023,152
Merck & Co., Inc.,
1.850%, 2/10/20	USD	15,500,000	15,516,678
Merck & Co., Inc.,
3.875%, 1/15/21	USD	3,000,000	3,185,406
Merck Sharp & Dohme Corp.,
5.000%, 6/30/19	USD	1,250,000	1,354,255
Microsoft Corp.,
1.550%, 8/08/21	USD	7,000,000	6,793,864
Microsoft Corp.,
1.625%, 12/06/18@	USD	11,000,000	11,064,669
Microsoft Corp.,
2.000%, 11/03/20	USD	3,000,000	3,004,725
Oracle Corp., 1.900%, 9/15/21	USD	6,000,000	5,867,082
Oracle Corp., 2.800%, 7/08/21	USD	13,500,000	13,767,948
Pfizer, Inc., 1.950%, 6/03/21	USD	4,000,000	3,958,620
Pfizer, Inc., 2.100%, 5/15/19	USD	16,375,000	16,532,544
Toyota Motor Credit Corp. MTN,
1.375%, 1/10/18	USD	4,726,000	4,720,731
Toyota Motor Credit Corp. MTN,
2.100%, 1/17/19	USD	5,000,000	5,028,945
Toyota Motor Credit Corp. MTN,
2.125%, 7/18/19	USD	7,000,000	7,032,970
Toyota Motor Credit Corp. MTN,
2.150%, 3/12/20	USD	3,000,000	2,996,022
Toyota Motor Credit Corp. MTN,
2.000%, 10/24/18	USD	933,000	938,776
United States Treasury Note,
1.125%, 7/31/21	USD	1,000,000	966,777
United States Treasury Note,
1.875%, 6/30/20	USD	1,500,000	1,514,736
US Bank NA/Cincinnati OH,
2.125%, 10/28/19	USD	4,500,000	4,518,050
			261,472,108
TOTAL BONDS AND NOTES
(Identified Cost
$711,381,158)			706,812,755

SHORT-TERM INVESTMENTS — 1.9%
Investment Company — 0.3%
State Street Institutional U.S.
Government Money Market
Fund, 0.170%		2,290,087	2,290,087

Collateral For Securities On Loan — 1.6%
State Street Navigator Securities
Lending Government Money
Market Portfolio		11,401,718	11,401,718

TOTAL SHORT-TERM
INVESTMENTS
(Identified Cost $13,691,805)			13,691,805

Total Investments — 100.8%
(Identified Cost $725,072,963)#			720,504,560
Liabilities, Less Cash and Other
Assets — (0.8%)			(5,959,672)
Net Assets — 100.0%			$714,544,888

†	See Note 1
@	A portion or all of the security/securities were held on loan. As of December 31, 2016, the market value of the securities on loan was $21,580,155.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2016 amounted to $19,463,151 or 2.72% of the net assets of the Fund.
#	At December 31, 2016, the aggregate cost of investment securities for U.S. federal income tax purposes was $725,072,963. Net unrealized depreciation aggregated $4,568,403 of which $881,412 related to appreciated investment securities and $5,449,815 related to depreciated investment securities.

Key to abbreviations:
GBP — British Pound
MTN — Medium Term Note
SEK — Swedish Krona
SGD — Singapore Dollar
USD — U.S. Dollar

See notes to financial statements

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

Country Weightings
(% of portfolio market value)+

+	Excludes Short-Term Investments

See notes to financial statements

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.4%
Aerospace & Defense — 2.7%
Boeing Co. (The)	29,229	$4,550,371
Lockheed Martin Corp.	12,054	3,012,777
Other Securities^	106,560	11,270,124
		18,833,272
Air Freight & Logistics — 1.0%
United Parcel Service, Inc., Class B	33,744	3,868,412
Other Securities^	27,992	2,854,967
		6,723,379
Airlines — 1.0%
Other Securities^	134,834	7,102,099
Auto Components — 0.5%
Other Securities^	73,339	3,411,811
Automobiles — 0.7%
Other Securities^	215,067	4,605,981
Beverages — 2.4%
Coca-Cola Co. (The)	169,850	7,041,981
PepsiCo, Inc.	67,969	7,111,596
Other Securities^	40,970	2,859,428
		17,013,005
Biotechnology — 3.1%
AbbVie, Inc.	75,823	4,748,036
Amgen, Inc.	23,546	3,442,661
Celgene Corp.*	27,905	3,230,004
Gilead Sciences, Inc.	65,679	4,703,273
Other Securities^	44,029	5,409,753
		21,533,727
Building Products — 0.4%
Other Securities^@	65,525	2,921,600
Capital Markets — 2.1%
Other Securities^@	235,666	14,581,360
Chemicals — 2.5%
Other Securities^	222,077	17,592,804
Commercial Banks — 4.1%
Bank of America Corp.	139,262	3,077,712
JPMorgan Chase & Co.	79,768	6,883,181
Wells Fargo & Co.	99,974	5,509,567
Other Securities^	305,014	13,052,089
		28,522,549
Commercial Services & Supplies — 0.6%
Other Securities^	89,668	4,252,162
Communications Equipment — 0.9%
Cisco Systems, Inc.	128,469	3,882,333
Other Securities^	62,609	2,730,696
		6,613,029
Computers & Peripherals — 4.6%
Apple, Inc.	245,388	28,420,838
Other Securities^	135,658	3,344,351
		31,765,189
Construction & Engineering — 0.2%
Other Securities^	23,796	1,052,348
Construction Materials — 0.1%
Other Securities^	4,943	674,682
Consumer Finance — 0.9%
Other Securities^	136,659	6,328,579
Containers & Packaging — 0.6%
Other Securities^	83,274	3,842,412
Distributors — 0.1%
Other Securities^	17,405	1,045,069
Diversified Consumer Services — 0.2%
Other Securities^	37,354	1,161,837
Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B*	51,921	8,462,085
Other Securities^	8,739	209,660
		8,671,745
Diversified Telecommunication Services — 3.2%
AT&T, Inc.	241,453	10,268,996
Verizon Communications, Inc.	201,557	10,759,113
Other Securities^@	54,073	1,369,331
		22,397,440
Electric Utilities — 1.7%
Other Securities^	223,610	12,140,435
Electrical Equipment — 0.6%
Other Securities^	63,491	4,246,449
Electronic Equipment, Instruments & Components — 0.7%
Other Securities^	116,113	4,869,553
Energy Equipment & Services — 0.6%
Other Securities^@	111,703	4,189,656
Food & Staples Retailing — 2.3%
Wal-Mart Stores, Inc.	63,562	4,393,406
Other Securities^	212,369	11,420,385
		15,813,791
Food Products — 1.4%
Other Securities^	173,949	10,056,940
Gas Utilities — 0.2%
Other Securities^	19,861	1,116,510
Health Care Equipment & Supplies — 1.8%
Other Securities^	167,559	12,245,087

See notes to financial statements

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services — 2.7%
UnitedHealth Group, Inc.	34,842	$5,576,114
Other Securities^	159,951	12,963,974
		18,540,088
Health Care Technology — 0.1%
Other Securities ^@	19,011	693,046

Hotels, Restaurants & Leisure — 2.2%
McDonald’s Corp.	26,982	3,284,249
Starbucks Corp.	70,918	3,937,367
Other Securities^	161,244	8,222,424
		15,444,040
Household Durables — 0.4%
Other Securities^	55,114	3,099,130

Household Products — 1.7%
Procter & Gamble Co. (The)	79,992	6,725,727
Other Securities^	64,219	4,919,296
		11,645,023
Independent Power Producers & Energy Traders — 0.1%
Other Securities^	42,778	519,491

Industrial Conglomerates — 1.7%
3M Co.	29,721	5,307,279
Honeywell International, Inc.	29,098	3,371,003
Other Securities^	87,654	3,181,783
		11,860,065
Insurance — 2.0%
Other Securities^	221,583	14,025,073

Internet & Catalog Retail — 2.7%
Amazon.com, Inc.*	19,686	14,761,941
Priceline Group, Inc. (The)*	2,025	2,968,771
Other Securities^	26,402	1,283,698
		19,014,410
Internet Software & Services — 2.9%
Alphabet, Inc., Class A*	6,607	5,235,717
Alphabet, Inc., Class C*	6,925	5,344,854
Facebook, Inc., Class A*	58,613	6,743,426
Other Securities^	77,860	2,935,175
		20,259,172
IT Services — 4.9%
Accenture PLC, Class A	30,549	3,578,204
International Business Machines Corp.	44,625	7,407,304
MasterCard, Inc., Class A	47,484	4,902,723
Visa, Inc., Class A	70,380	5,491,048
Other Securities^	226,035	12,499,108
		33,878,387
Leisure Equipment & Products — 0.2%
Other Securities^	22,331	1,083,325

Life Sciences Tools & Services — 0.5%
Other Securities^	37,571	3,694,547

Machinery — 2.0%
Other Securities^	200,098	14,047,348

Marine — 0.0%
Other Securities^	3,200	163,024

Media — 3.5%
Comcast Corp., Class A	98,097	6,773,598
Walt Disney Co. (The)	62,435	6,506,976
Other Securities^	290,752	11,032,071
		24,312,645
Metals & Mining — 0.3%
Other Securities^	98,673	2,389,661

Multi-Utilities — 0.9%
Other Securities^	115,864	6,420,857

Multiline Retail — 0.7%
Other Securities^	84,782	4,923,951

Oil, Gas & Consumable Fuels — 3.3%
Exxon Mobil Corp.	75,147	6,782,768
Other Securities^	368,491	16,268,059
		23,050,827
Paper & Forest Products — 0.0%
Other Securities^	10,933	261,464

Personal Products — 0.2%
Other Securities^	29,518	1,059,816

Pharmaceuticals — 4.2%
Johnson & Johnson	90,418	10,417,058
Merck & Co., Inc.	90,641	5,336,036
Pfizer, Inc.	183,764	5,968,655
Other Securities^	122,436	7,722,560
		29,444,309
Professional Services — 0.3%
Other Securities^	36,750	2,380,622

Real Estate Management & Development — 0.1%
Other Securities^	21,417	782,028

Road & Rail — 1.0%
Union Pacific Corp.	30,668	3,179,658
Other Securities^	65,100	3,706,711
		6,886,369
Semiconductors & Semiconductor Equipment — 3.1%
Intel Corp.	155,933	5,655,690
QUALCOMM, Inc.	45,357	2,957,276
Texas Instruments, Inc.	41,523	3,029,933
Other Securities^	223,425	9,759,008
		21,401,907

See notes to financial statements

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Software — 4.5%
Microsoft Corp.	305,137	$18,961,213
Oracle Corp.	101,025	3,884,411
Other Securities^	170,050	8,673,939
		31,519,563
Specialty Retail — 3.5%
Home Depot, Inc. (The)	60,729	8,142,544
Lowe’s Cos., Inc.	43,365	3,084,119
Other Securities^@	228,408	12,917,984
		24,144,647
Textiles, Apparel & Luxury Goods — 0.8%
Other Securities^	137,637	5,832,543

Thrifts & Mortgage Finance — 0.1%
Other Securities^	23,300	444,784

Tobacco — 1.7%
Altria Group, Inc.	96,309	6,512,415
Philip Morris International, Inc.	50,318	4,603,594
Other Securities^@	10,464	530,624
		11,646,633
Trading Companies & Distributors — 0.4%
Other Securities^	43,424	2,730,953

Transportation Infrastructure — 0.0%
Other Securities^	1,285	104,984

Water Utilities — 0.1%
Other Securities^	9,668	507,481

Wireless Telecommunication Services — 0.2%
Other Securities^	32,783	1,052,505

TOTAL COMMON STOCKS
(Identified Cost $359,590,833)		664,589,218

RIGHTS AND WARRANTS — 0.0%
Biotechnology — 0.0%
Other Securities ^¶	1,858	2,062

Consumer Discretionary — 0.0%
Other Securities ^¶	21,220	11,286

Health Care Providers & Services — 0.0%
Other Securities^	7,172	32
TOTAL RIGHTS AND WARRANTS
(Identified Cost $13,814)		13,380

MUTUAL FUNDS — 4.2%
Other — 4.2%
DFA U.S. Micro Cap Portfolio	1,412,127	29,499,340

TOTAL MUTUAL FUNDS
(Identified Cost $17,923,603)		29,499,340

Investment Company — 0.3%
State Street Institutional U.S.
Government Money Market Fund,
0.170%	2,191,027	2,191,027

Collateral For Securities On Loan — 0.5%
State Street Navigator Securities
Lending Government Money Market
Portfolio	3,299,309	3,299,309

SHORT-TERM INVESTMENTS — 0.8%
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $5,490,336)		5,490,336

Total Investments — 100.4%
(Identified Cost $383,018,586)#		699,592,274
Liabilities, Less Cash and
Other Assets — (0.4%)		(2,497,558)
Net Assets — 100.0%		$697,094,716

†	See Note 1
*	Non-income producing security
@	A portion or all of the security/securities were held on loan. As of December 31, 2016, the market value of the securities on loan was $22,860,086.
^

The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Certain individual securities within this category may include non-income producing securities, bankrupt/delisted, and/or fair valued securities.

¶	Contingent value rights based on future performance.
#	At December 31, 2016, the aggregate cost of investment securities for U.S. federal income tax purposes was $383,018,586. Net unrealized appreciation aggregated $316,573,688 of which $323,259,174 related to appreciated investment securities and $6,685,486 related to depreciated investment securities.

See notes to financial statements

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

Portfolio Sectors
(% of portfolio market value)+

+	Excludes Short-Term Investments

See notes to financial statements

SA U.S. Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Aerospace & Defense — 1.0%
Other Securities^	92,441	$5,784,718

Air Freight & Logistics — 0.5%
Other Securities^	20,462	2,916,597

Airlines — 1.1%
Southwest Airlines Co.	58,229	2,902,133
Other Securities^	86,452	3,207,071
		6,109,204
Auto Components — 0.5%
Other Securities^@	67,844	2,663,288

Automobiles — 1.9%
Ford Motor Co.	419,903	5,093,424
General Motors Co.	158,398	5,518,586
		10,612,010
Beverages — 0.2%
Other Securities^	11,973	1,165,093

Biotechnology — 0.1%
Other Securities^	3,956	567,409

Building Products — 0.3%
Other Securities^	33,862	1,540,483

Capital Markets — 3.0%
Bank of New York Mellon Corp. (The)	92,611	4,387,909
Goldman Sachs Group, Inc. (The)	24,637	5,899,330
Morgan Stanley	90,875	3,839,469
Other Securities^	32,325	2,873,491
		17,000,199
Chemicals — 1.2%
Other Securities^@	129,385	6,605,004

Commercial Banks — 13.0%
Bank of America Corp.	538,411	11,898,883
Citigroup, Inc.	212,682	12,639,691
Fifth Third BanCorp.	127,987	3,451,809
JPMorgan Chase & Co.	281,434	24,284,940
PNC Financial Services Group,
Inc. (The)	36,349	4,251,379
Wells Fargo & Co.	88,253	4,863,623
Other Securities^@	474,908	12,646,764
		74,037,089
Commercial Services & Supplies — 0.5%
Other Securities^	48,088	2,743,420

Communications Equipment — 3.3%
Cisco Systems, Inc.	558,956	16,891,650
Other Securities^	90,239	1,924,937
		18,816,587
Computers & Peripherals — 2.0%
Hewlett Packard Enterprise Co.	226,855	5,249,425
HP, Inc.	255,741	3,795,196
Other Securities^@	39,578	2,439,650
		11,484,271
Construction & Engineering — 0.3%
Other Securities^	30,917	1,587,741

Construction Materials — 0.2%
Other Securities^	10,532	1,318,080

Consumer Finance — 1.1%
Capital One Financial Corp.	56,650	4,942,146
Other Securities^	79,063	1,454,618
		6,396,764
Containers & Packaging — 0.6%
Other Securities^	61,018	3,189,587

Distributors — 0.1%
Other Securities^	22,712	696,123

Diversified Financial Services — 0.1%
Other Securities^	14,013	437,912

Diversified Telecommunication Services — 4.7%
AT&T, Inc.	544,137	23,142,147
Other Securities^@	199,044	3,439,849
		26,581,996
Electrical Equipment — 0.5%
Other Securities^	40,532	2,719,292

Electronic Equipment, Instruments & Components — 1.2%
Other Securities^	185,910	6,600,342

Energy Equipment & Services — 1.5%
Other Securities^@	239,162	8,233,071

Food & Staples Retailing — 2.8%
CVS Health Corp.	99,326	7,837,815
Wal-Mart Stores, Inc.	82,417	5,696,663
Other Securities^	33,853	2,385,154
		15,919,632
Food Products — 3.1%
Mondelez International, Inc., Class A	99,636	4,416,864
Tyson Foods, Inc., Class A	48,892	3,015,659
Other Securities^	144,348	10,342,132
		17,774,655
Health Care Equipment & Supplies — 2.4%
Danaher Corp.	42,050	3,273,172
Medtronic PLC	94,115	6,703,811
Other Securities^	98,136	3,402,608
		13,379,591

See notes to financial statements

SA U.S. Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services — 4.9%
Aetna, Inc.	44,742	$5,548,455
Anthem, Inc.	36,223	5,207,781
Express Scripts Holding Co.*	71,055	4,887,873
Humana, Inc.	21,137	4,312,582
Other Securities^	81,567	7,768,371
		27,725,062
Hotels, Restaurants & Leisure — 1.2%
Other Securities^	147,405	6,663,157

Household Durables — 1.4%
Other Securities^@	160,003	8,183,225

Independent Power Producers & Energy Traders — 0.1%
Other Securities^	68,177	816,025

Industrial Conglomerates — 0.3%
Other Securities^	40,852	1,676,032

Insurance — 6.7%
American International Group, Inc.	67,235	4,391,118
Hartford Financial Services Group, Inc.	61,614	2,935,907
Travelers Companies, Inc. (The)	27,179	3,327,253
Other Securities^@	427,137	27,606,533
		38,260,811
Internet & Catalog Retail — 0.3%
Other Securities^	72,385	1,459,460

Internet Software & Services — 0.2%
Other Securities^	25,865	929,327

IT Services — 0.9%
Other Securities^	237,401	5,193,066

Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.	23,812	3,359,873
Other Securities^	372	41,782
		3,401,655
Machinery — 2.5%
Caterpillar, Inc.@	35,868	3,326,398
Stanley Black & Decker, Inc.	28,415	3,258,916
Other Securities^	104,221	7,355,563
		13,940,877
Media — 6.4%
Charter Communications, Inc., Class A*	23,379	6,731,282
Comcast Corp., Class A	279,514	19,300,442
Time Warner, Inc.	94,794	9,150,465
Other Securities^@	52,303	1,341,120
		36,523,309
Metals & Mining — 1.7%
Newmont Mining Corp.	87,348	2,975,946
Other Securities^	234,373	6,871,304
		9,847,250
Multiline Retail — 0.5%
Other Securities^@	66,578	2,923,186

Oil, Gas & Consumable Fuels — 11.1%
Chevron Corp.	91,767	10,800,976
ConocoPhillips	78,895	3,955,795
Exxon Mobil Corp.	242,185	21,859,618
Marathon Petroleum Corp.	64,008	3,222,803
Phillips 66.	51,511	4,451,066
Valero Energy Corp.	68,980	4,712,714
Other Securities^	271,701	13,718,494
		62,721,466
Pharmaceuticals — 3.2%
Allergan PLC*	14,401	3,024,354
Pfizer, Inc.	430,824	13,993,164
Other Securities^	29,840	1,257,021
		18,274,539
Professional Services — 0.1%
Other Securities^	6,208	551,705

Real Estate Management & Development — 0.0%
Other Securities^	500	50,520

Road & Rail — 2.2%
CSX Corp.	143,799	5,166,698
Norfolk Southern Corp.	39,083	4,223,700
Other Securities^	41,861	3,321,826
		12,712,224
Semiconductors & Semiconductor Equipment — 6.3%
Intel Corp.	530,175	19,229,447
NVIDIA Corp.@	62,745	6,697,401
QUALCOMM, Inc.	74,056	4,828,451
Other Securities^@	160,087	5,263,831
		36,019,130
Software — 0.8%
Other Securities^	137,584	4,540,972

Specialty Retail — 0.5%
Other Securities^	114,098	3,037,803

Textiles, Apparel & Luxury Goods — 0.2%
Other Securities^	12,422	1,121,194

Thrifts & Mortgage Finance — 0.0%
Other Securities^	11,787	187,531

Trading Companies &
Distributors — 0.1%
Other Securities^	4,421	466,769

Transportation Infrastructure — 0.0%
Other Securities^	2,420	197,714

See notes to financial statements

SA U.S. Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Wireless Telecommunication Services — 0.3%
Other Securities^@	54,373	$1,655,420

TOTAL COMMON STOCKS
(Identified Cost $387,345,252)		565,959,587

SHORT-TERM INVESTMENTS — 0.5%
Investment Company — 0.2%
State Street Institutional U.S. Government
Money Market Fund, 0.170%	1,301,019	1,301,019

Collateral For Securities On Loan — 0.3%
State Street Navigator Securities Lending
Government Money Market Portfolio	1,347,522	1,347,522

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,648,541)		2,648,541

Total Investments — 100.2%
(Identified Cost $389,993,793)#		568,608,128
Liabilities, Less Cash and
Other Assets — (0.2%)		(924,795)
Net Assets — 100.0%		$567,683,333

†	See Note 1
^

The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Certain individual securities within this category may include non-income producing securities, bankrupt/delisted, and/or fair valued securities.

*	Non-income producing security
@	A portion or all of the security/securities were held on loan. As of December 31, 2016, the market value of the securities on loan was $18,596,188.
#

At December 31, 2016, the aggregate cost of investment securities for U.S. federal income tax purposes was $389,993,793. Net unrealized appreciation aggregated $178,614,335 of which $191,318,226 related to appreciated investment securities and $12,703,891 related to depreciated investment securities.

Portfolio Sectors
(% of portfolio market value)+

+	Excludes Short-Term Investments

See notes to financial statements

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.6%
Aerospace & Defense — 1.7%
Other Securities^	210,707	$6,837,872

Air Freight & Logistics — 0.4%
Other Securities^	56,614	1,755,520

Airlines — 0.7%
Other Securities^@	43,296	2,793,275

Auto Components — 1.7%
Tenneco, Inc.*	14,371	897,756
Other Securities^	207,166	6,049,478
		6,947,234
Automobiles — 0.3%
Thor Industries, Inc.	11,128	1,113,356
Other Securities^	10,123	320,393
		1,433,749
Beverages — 0.4%
Other Securities^	36,320	1,617,163

Biotechnology — 0.6%
Other Securities^	165,769	2,611,913

Building Products — 1.6%
Other Securities^	209,561	6,762,597

Capital Markets — 1.8%
Other Securities^@	353,264	7,618,242

Chemicals — 2.6%
Chemtura Corp.*	27,875	925,450
PolyOne Corp.	29,803	954,888
Sensient Technologies Corp.	10,853	852,829
Other Securities^	278,884	8,051,748
		10,784,915
Commercial Banks — 11.9%
Associated Banc-Corp.	38,741	956,903
BancorpSouth, Inc.	29,895	928,240
Bank of Hawaii Corp.@	12,794	1,134,700
FNB Corp.	54,993	881,538
Fulton Financial Corp.	44,920	844,496
Home Bancshares, Inc.	36,276	1,007,385
MB Financial, Inc.	19,316	912,295
Private Bancorp, Inc.	19,760	1,070,794
TCF Financial Corp.	43,473	851,636
Texas Capital Bancshares, Inc.*	11,663	914,379
UMB Financial Corp.	11,656	898,911
Webster Financial Corp.	16,775	910,547
Other Securities^	1,177,912	37,804,521
		49,116,345
Commercial Services & Supplies — 3.3%
Deluxe Corp.	12,510	895,841
Other Securities^	461,474	12,841,829
		13,737,670
Communications Equipment — 1.9%
Other Securities^	394,983	8,046,022

Computers & Peripherals — 0.4%
Other Securities^	82,824	1,681,907

Construction & Engineering — 1.6%
EMCOR Group, Inc.	15,815	1,119,069
MasTec, Inc.*	22,810	872,483
Other Securities^	160,085	4,786,873
		6,778,425
Construction Materials — 0.2%
Other Securities^@	24,651	795,735

Consumer Finance — 0.8%
Other Securities^	164,751	3,465,415

Containers & Packaging — 0.2%
Other Securities^	26,069	979,042

Distributors — 0.2%
Other Securities^	15,388	850,704

Diversified Consumer Services — 1.0%
Other Securities^	175,481	4,188,152

Diversified Financial Services — 0.1%
Other Securities^	25,619	325,998

Diversified Telecommunication Services — 0.7%
Other Securities^	162,111	2,892,823

Electric Utilities — 1.3%
Allete, Inc.	13,923	893,717
Other Securities^@	110,060	4,538,213
		5,431,930
Electrical Equipment — 0.9%
EnerSys	12,221	954,460
Other Securities^	87,015	2,694,834
		3,649,294
Electronic Equipment, Instruments & Components — 3.5%
Belden, Inc.	13,079	977,917
Coherent, Inc.*	6,253	859,068
Littelfuse, Inc.	6,629	1,006,083
Other Securities^	399,042	11,521,732
		14,364,800

See notes to financial statements

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Energy Equipment & Services — 2.2%
Patterson-UTI Energy, Inc.@	31,203	$839,985
Other Securities^	555,701	8,319,897
		9,159,882
Food & Staples Retailing — 0.7%
Other Securities^	117,206	2,818,156

Food Products — 1.9%
Fresh Del Monte Produce, Inc.	16,722	1,013,855
Other Securities^@	178,471	7,009,052
		8,022,907
Gas Utilities — 1.3%
ONE Gas, Inc.	13,260	848,110
Southwest Gas Corp.	11,874	909,786
WGL Holdings, Inc.	12,554	957,619
Other Securities^	61,213	2,701,497
		5,417,012
Health Care Equipment & Supplies — 3.1%
Masimo Corp.*	13,405	903,497
Other Securities^	328,644	11,843,694
		12,747,191
Health Care Providers & Services — 2.5%
Chemed Corp.@	5,381	863,166
Other Securities^	360,540	9,408,867
		10,272,033
Health Care Technology — 0.4%
Other Securities^	101,594	1,574,028

Hotels, Restaurants & Leisure — 4.0%
Cheesecake Factory, Inc. (The)	14,048	841,194
Papa John’s International, Inc.@	12,658	1,083,272
Jack in the Box, Inc.	9,359	1,044,839
Texas Roadhouse, Inc.	19,524	941,838
Wendy’s Co. (The)@	69,630	941,398
Other Securities^	427,175	11,504,351
		16,356,892
Household Durables — 1.4%
Other Securities^@	202,675	5,719,157

Household Products — 0.5%
Other Securities^	62,240	1,985,000

Independent Power Producers & Energy Traders — 0.3%
Other Securities^	54,124	1,114,875

Industrial Conglomerates — 0.1%
Other Securities^	9,755	245,826

Insurance — 4.2%
Aspen Insurance Holdings Ltd.	19,284	1,060,620
CNO Financial Group, Inc.	53,833	1,030,902
Primerica, Inc.	13,776	952,610
RLI Corp.	13,400	845,942
Other Securities^	405,192	13,502,055
		17,392,129
Internet & Catalog Retail — 0.5%
Other Securities^	85,598	2,064,362

Internet Software & Services — 1.3%
Other Securities^	338,074	5,504,611

IT Services — 2.2%
Science Applications
International Corp.	11,148	945,350
Other Securities^	338,393	8,030,259
		8,975,609
Leisure Equipment & Products — 0.4%
Other Securities^	83,122	1,724,230

Life Sciences Tools & Services — 0.6%
Other Securities^@	78,162	2,275,842

Machinery — 4.7%
CLARCOR, Inc.	10,249	845,235
Other Securities^	614,857	18,534,486
		19,379,721
Marine — 0.2%
Other Securities^	16,033	732,353

Media — 1.5%
Other Securities^	311,470	6,186,906

Metals & Mining — 1.7%
United States Steel Corp.	26,257	866,743
Other Securities^	409,701	5,962,604
		6,829,347
Multi-Utilities — 0.6%
Other Securities^	45,243	2,291,860

Multiline Retail — 0.3%
Other Securities^	76,092	1,294,059

Oil, Gas & Consumable Fuels — 2.1%
RSP Permian, Inc.*	18,721	835,331
Other Securities^	535,051	7,809,497
		8,644,828
Paper & Forest Products — 0.9%
Other Securities^	141,282	3,760,456

See notes to financial statements

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Personal Products — 0.5%
Other Securities^@	125,169	$2,245,491

Pharmaceuticals — 0.9%
Other Securities^@	178,848	3,843,643

Professional Services — 1.6%
Other Securities^	238,071	6,720,195

Real Estate Management & Development — 0.6%
Other Securities^	87,695	2,463,104

Road & Rail — 1.2%
Landstar System, Inc.	10,561	900,853
Other Securities^	149,160	3,916,894
		4,817,747
Semiconductors & Semiconductor Equipment — 3.6%
Cirrus Logic, Inc.*	15,545	878,914
Integrated Device Technology, Inc.*	38,007	895,445
Other Securities^	637,775	13,103,805
		14,878,164
Software — 2.4%
Mentor Graphics Corp.	32,443	1,196,822
Other Securities^	473,313	8,595,358
		9,792,180
Specialty Retail — 3.4%
Other Securities^	757,250	14,013,709

Textiles, Apparel & Luxury Goods — 0.9%
Other Securities^	167,408	3,892,102

Thrifts & Mortgage Finance — 2.4%
Washington Federal, Inc.	25,804	886,367
Other Securities^	462,442	8,892,132
		9,778,499
Tobacco — 0.3%
Other Securities^@	42,136	1,181,485

Trading Companies & Distributors — 1.5%
Other Securities^	208,351	6,237,992

Transportation Infrastructure — 0.0%
Other Securities^@	3,964	12,288

Water Utilities — 0.5%
Other Securities^@	48,486	1,949,458

Wireless Telecommunication Services — 0.4%
Other Securities^	61,613	1,458,336

TOTAL COMMON STOCKS
(Identified Cost $274,570,992)		411,240,407

RIGHTS AND WARRANTS — 0.0%
Pharmaceuticals — 0.0%
Other Securities^¶	14,384	—

Software — 0.0%
Other Securities^@¶	5,000	—

Wireless Telecommunication Services — 0.0%
Other Securities^¶	2,600	—

TOTAL RIGHTS AND WARRANTS
(Identified Cost $19,319)		—

SHORT-TERM INVESTMENTS — 4.8%
Investment Company — 0.2%
State Street Institutional U.S.
Government Money Market Fund,
0.170%	804,000	804,000

Collateral For Securities On Loan — 4.6%
State Street Navigator Securities Lending Government Money Market Portfolio	18,935,730	18,935,730

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $19,739,730)		19,739,730
Total Investments — 104.4% (Identified Cost $294,330,041)#		430,980,137

Liabilities, Less Cash and Other Assets — (4.4%)		(18,170,495)
Net Assets — 100.0%		$412,809,642

See notes to financial statements

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

†	See Note 1
*	Non-income producing security
@	A portion or all of the security/securities were held on loan. As of December 31, 2016, the market value of the securities on loan was $38,956,598.
^

The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Certain individual securities within this category may include non-income producing securities, bankrupt/delisted, and/or fair valued securities.

¶	Contingent value rights based on future performance.
#	At December 31, 2016, the aggregate cost of investment securities for U.S. federal income tax purposes was $294,330,041. Net unrealized appreciation aggregated $136,650,096 of which $162,040,587 related to appreciated investment securities and $25,390,491 related to depreciated investment securities.

Portfolio Sectors
(% of portfolio market value)+

+	Excludes Short-Term Investments

See notes to financial statements

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.3%
Australia — 6.3%
Australia & New Zealand Banking
Group Ltd.	412,220	$9,049,300
BHP Billiton Ltd.	402,051	7,270,913
BHP Billiton Ltd., ADR @	86,553	3,096,866
Woodside Petroleum Ltd.	211,619	4,758,596
Other Securities ^@	3,180,536	18,091,631
		42,267,306
Austria — 0.2%
Other Securities ^	29,707	994,292

Belgium — 1.0%
Other Securities ^	110,364	7,017,173

Canada — 7.6%
Bank of Montreal	116,542	8,381,701
Manulife Financial Corp. ¥	126,128	2,246,096
Manulife Financial Corp.	111,272	1,982,867
Suncor Energy, Inc.	266,726	8,721,015
Suncor Energy, Inc.	65,644	2,145,902
Other Securities ^@¥	2,108,802	28,105,201
		51,582,782
Denmark — 1.7%
Other Securities ^	207,090	11,440,553

Finland — 0.8%
Other Securities ^	349,537	5,253,404

France — 9.8%
AXA SA	149,383	3,771,595
BNP Paribas SA	111,531	7,108,761
Cie de Saint-Gobain	114,199	5,319,965
Engie SA	296,273	3,779,887
Orange SA	358,763	5,451,407
Renault SA	50,745	4,514,249
Societe Generale SA	134,518	6,619,112
Total SA	303,760	15,578,371
Other Securities ^@	838,925	14,337,809
		66,481,156
Germany — 7.8%
Allianz SE	75,950	12,551,962
Bayerische Motoren Werke AG	63,112	5,896,095
Daimler AG	169,178	12,594,192
E.On AG	550,518	3,882,670
Other Securities ^	720,631	17,447,267
		52,372,186
Hong Kong — 2.4%
CK Hutchison Holdings Ltd.	377,124	4,274,834
Other Securities ^@	4,374,997	12,056,799
		16,331,633
Ireland — 0.3%
Other Securities ^	3,154,539	2,273,609

Israel — 0.5%
Other Securities ^	502,581	3,393,106

Italy — 0.8%
Other Securities ^@	2,978,262	5,107,560

Japan — 22.4%
Hitachi Ltd.	699,000	3,779,833
Honda Motor Co., Ltd.	245,500	7,173,326
ITOCHU Corp.	256,800	3,410,084
Mitsubishi UFJ Financial Group,
Inc., ADR	1,031,340	6,353,054
Mizuho Financial Group, Inc.	4,432,400	7,956,514
Nissan Motor Co., Ltd.	426,800	4,292,649
Sumitomo Mitsui Financial Group, Inc.	225,900	8,620,441
Other Securities ^	12,106,033	109,651,304
		151,237,205
Netherlands — 3.4%
ING Groep NV	513,355	7,224,925
Koninklijke Philips NV	105,517	3,225,655
Other Securities ^¢	941,667	12,593,520
		23,044,100
New Zealand — 0.1%
Other Securities ^	108,665	703,825

Norway — 0.6%
Other Securities ^	379,299	3,827,584

Portugal — 0.0%
Other Securities ^	446,935	205,679

Singapore — 0.9%
Other Securities ^	3,102,461	6,039,639

Spain — 2.7%
Banco Santander SA	2,369,099	12,366,918
Other Securities ^@	1,572,574	5,850,576
		18,217,494
Sweden — 2.2%
Nordea Bank AB	329,011	3,658,246
Other Securities ^@	1,156,704	10,869,616
		14,527,862

See notes to financial statements

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Switzerland — 7.8%
ABB Ltd. *	239,563	$5,053,337
Adecco Group SA	49,724	3,254,546
Cie Financiere Richemont SA	87,601	5,802,502
LafargeHolcim Ltd. *µ	36,060	1,899,852
LafargeHolcim Ltd. *=	35,941	1,888,450
Novartis AG	81,820	5,953,905
Swatch Group AG (The) µ	8,156	2,536,586
Swiss Re AG	72,191	6,841,237
UBS Group AG	263,220	4,122,910
Zurich Insurance Group AG *	25,793	7,102,384
Other Securities ^*µ	237,801	8,433,349
		52,889,058
United Kingdom — 19.0%
Anglo American PLC *	245,068	3,503,452
Barclays PLC, ADR	313,402	3,447,422
BP PLC, ADR @	782,273	29,241,365
Glencore PLC *	2,491,810	8,517,158
HSBC Holdings PLC	386,814	3,131,505
HSBC Holdings PLC, ADR @	425,068	17,079,232
Royal Dutch Shell PLC, ADR,
Class A @	303,319	16,494,487
Royal Dutch Shell PLC, ADR,
Class B @	253,799	14,712,728
Vodafone Group PLC	7,028,749	17,311,464
Other Securities ^@	2,516,598	15,080,674
		128,519,487
TOTAL COMMON STOCKS
(Identified Cost $661,927,436)		663,726,693

PREFERRED STOCKS — 0.8%
Germany — 0.8%
Volkswagen AG, 4.550%	30,797	4,323,003
Other Securities ^	24,473	1,546,255
		5,869,258
TOTAL PREFERRED STOCKS
(Identified Cost $9,328,586)		5,869,258

RIGHTS AND WARRANTS — 0.0%
Spain — 0.0%
Other Securities ^	143,928	53,330

TOTAL RIGHTS AND WARRANTS
(Identified Cost $50,349)		53,330

SHORT-TERM INVESTMENTS — 4.9%
Investment Company — 0.5%
State Street Institutional U.S.
Government Money Market
Fund, 0.170%	3,383,000	3,383,000

Collateral For Securities On Loan — 4.4%
State Street Navigator Securities
Lending Government Money
Market Portfolio	29,617,358	29,617,358

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $33,000,358)		33,000,358

Total Investments — 104.0%
(Identified Cost $704,306,729)#		702,649,639
Liabilities, Less Cash and Other
Assets — (4.0%)		(27,348,112)
Net Assets — 100.0%		$675,301,527
†	See Note 1
@	A portion or all of the security/securities were held on loan. As of December 31, 2016, the market value of the securities on loan was $68,009,899.
*	Non-income producing security
^

The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Certain individual securities within this category may include non-income producing securities, bankrupt/delisted, and/or fair valued securities.

¥	Traded on the Canada, Toronto Stock Exchange.
¢	Traded on the Netherlands, Euronext Amsterdam Stock Market.
µ	Traded on the Switzerland, Swiss Exchange.
=	Traded on the France, Euronext Paris Exchange.
#

At December 31, 2016, the aggregate cost of investment securities for U.S. federal income tax purposes was $704,306,729. Net unrealized depreciation aggregated $1,657,090 of which $81,494,547 related to appreciated investment securities and $83,151,637 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt

See notes to financial statements

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

Ten largest industry holdings as of December 31, 2016
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	20.2%
Oil, Gas & Consumable Fuels	16.4%
Insurance	9.4%
Metals & Mining	7.8%
Automobiles	7.6%
Short-Term	4.9%
Chemicals	3.6%
Wireless Telecommunication Services	2.6%
Real Estate Management & Development	1.9%
Auto Components	1.7%

Country Weightings
(% of portfolio market value)+

+ Excludes Short-Term Investments

See notes to financial statements

SA International Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Other — 100.0%
DFA International Small
Company Portfolio£	18,352,025	$316,939,477

TOTAL MUTUAL FUNDS
(Identified Cost $222,881,877)		316,939,477

Total Investments — 100.0%
(Identified Cost $222,881,877)#		316,939,477
Cash and Other Assets,
Less Liabilities — 0.0%		103,040
Net Assets — 100.0%		$317,042,517

†	See Note 1
£	Please refer to the Portfolio of Investments of the DFA International Small Company Portfolio included elsewhere in this report.
#

At December 31, 2016, the aggregate cost of investment securities for U.S. federal income tax purposes was $222,881,877. Net unrealized appreciation aggregated $94,057,600, which related solely to appreciated investment securities.

See notes to financial statements

SA Emerging Markets Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.9%
Brazil — 4.7%
Petroleo Brasileiro SA *	382,443	$1,990,532
Vale SA	169,416	1,336,714
Other Securities ^	1,084,751	5,085,879
		8,413,125
Chile — 1.4%
Other Securities ^	938,026	2,494,950

China — 16.1%
Agricultural Bank of China Ltd.,
H Shares	1,727,000	708,216
Bank of China Ltd., H Shares	5,257,902	2,332,476
China Construction Bank Corp.,
H Shares	8,382,810	6,453,721
China Petroleum & Chemical Corp.,
H Shares	1,732,400	1,228,732
CNOOC Ltd.	1,521,000	1,902,599
Industrial & Commercial Bank of China
Ltd., H Shares	5,440,000	3,262,106
Other Securities ^	23,854,235	12,909,782
		28,797,632
Colombia — 0.5%
Other Securities ^	125,579	975,730

Czech Republic — 0.2%
Other Securities ^	28,833	382,924

Greece — 0.1%
Other Securities ^	92,060	195,623

Hungary — 0.4%
Other Securities ^	17,550	680,536

India — 11.9%
Axis Bank Ltd.	180,957	1,200,603
Bharti Airtel Ltd.	189,175	851,943
ICICI Bank Ltd.	199,777	750,746
Larsen & Toubro Ltd.	49,087	975,556
Reliance Industries Ltd.	146,455	2,332,016
Tata Motors Ltd.	174,932	1,211,147
Other Securities ^±	4,875,148	13,888,877
		21,210,888
Indonesia — 3.2%
Bank Mandiri Tbk PT	1,289,800	1,108,141
Other Securities ^	49,390,822	4,566,279
		5,674,420
Korea — 16.0%
Hana Financial Group, Inc.	29,388	760,370
Hyundai Motor Co.	22,799	2,755,965
KB Financial Group, Inc., ADR *	29,675	1,047,231
Kia Motors Corp.	44,490	1,445,796
LG Display Co., Ltd., ADR *	62,695	805,631
LG Electronics, Inc.	19,054	814,031
POSCO, ADR	28,384	1,491,579
Shinhan Financial Group Co., Ltd.	20,589	771,363
Shinhan Financial Group
Co., Ltd., ADR *	24,410	918,792
SK Hynix, Inc.	21,155	782,935
SK Innovation Co., Ltd.	10,175	1,234,176
Other Securities ^>	788,117	15,756,029
		28,583,898
Malaysia — 3.0%
Other Securities ^	9,161,162	5,290,784

Mexico — 4.4%
Cemex SAB de CV *	952,873	762,127
Grupo Financiero Banorte SAB de CV	223,987	1,103,206
Grupo Mexico SAB de CV, Series B	579,771	1,574,330
Other Securities ^	1,919,992	4,402,268
		7,841,931
Philippines — 1.4%
Other Securities ^	8,261,770	2,473,871

Poland — 1.5%
Other Securities ^	483,233	2,718,375

Russia — 2.3%
Gazprom PAO, ADR	432,870	2,185,993
Lukoil PJSC, ADR	30,968	1,737,305
Other Securities ^	96,618	221,139
		4,144,437
South Africa — 8.4%
Barclays Africa Group Ltd.	72,512	890,656
MTN Group Ltd.	215,960	1,983,994
Sasol Ltd.	25,120	729,616
Sasol Ltd., ADR	48,002	1,372,377
Standard Bank Group Ltd.	207,913	2,297,319
Steinhoff International Holdings NV	260,553	1,352,305
Other Securities ^	1,740,929	6,368,862
		14,995,129

See notes to financial statements

SA Emerging Markets Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan — 16.0%
Asustek Computer, Inc.	86,000	707,127
Cathay Financial Holding Co., Ltd.	704,000	1,052,865
China Steel Corp.	1,495,800	1,144,046
CTBC Financial Holding Co., Ltd.	2,174,280	1,190,730
Fubon Financial Holding Co., Ltd.	993,211	1,571,683
Hon Hai Precision Industry Co., Ltd.	665,335	1,738,224
Mega Financial Holding Co., Ltd.	1,210,850	864,115
United Microelectronics Corp.	2,099,513	742,637
Other Securities ^	33,244,314	19,538,064
		28,549,491
Thailand — 3.1%
PTT Exploration & Production PCL	291,500	783,482
PTT PCL	204,200	2,121,233
Other Securities ^	7,734,001	2,544,642
		5,449,357
Turkey — 1.3%
Other Securities ^	1,721,012	2,241,486

TOTAL COMMON STOCKS
(Identified Cost $185,492,837)		171,114,587

PREFERRED STOCKS — 3.5%
Brazil — 3.3%
Petroleo Brasileiro SA, ADR 0.900% *	146,867	1,293,898
Petroleo Brasileiro SA, 0.998% *	395,307	1,806,070
Vale SA, 8.000%	254,690	1,826,425
Other Securities ^	257,101	1,000,609
		5,927,002
Colombia — 0.2%
Other Securities ^	60,056	225,074

TOTAL PREFERRED STOCKS
(Identified Cost $8,000,602)		6,152,076

RIGHTS AND WARRANTS — 0.0%
Thailand — 0.0%
Other Securities ^	6,596	—

TOTAL RIGHTS AND WARRANTS
(Identified Cost $0)		—

SHORT-TERM INVESTMENTS — 1.7%
Investment Company — 0.4%
State Street Institutional U.S.
Government Money Market
Fund, 0.170%	660,012	660,012

Collateral For Securities On Loan — 1.3%
State Street Navigator Securities
Lending Government Money
Market Portfolio	2,362,815	2,362,815

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $3,022,827)		3,022,827

Total Investments — 101.1%
(Identified Cost $196,516,266)#		180,289,490
Liabilities, Less Cash and
Other Assets — (1.1%)		(1,948,197)
Net Assets — 100.0%		$178,341,293

†	See Note 1
*	Non-income producing security
^

The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Certain individual securities within this category may include non-income producing securities, bankrupt/delisted, and/or fair valued securities.

±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2016 amounted to $277,791 or 0.17% of the net assets of the Fund.

>	Traded on the Korea (South), KRX KOSPI Market.
#

At December 31, 2016, the aggregate cost of investment securities for U.S. federal income tax purposes was $196,516,266. Net unrealized depreciation aggregated $16,226,776 of which $16,486,394 related to appreciated investment securities and $32,713,170 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt

See notes to financial statements

SA Emerging Markets Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

Ten largest industry holdings as of December 31, 2016
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	24.0%
Oil, Gas & Consumable Fuels	14.4%
Metals & Mining	8.2%
Electronic Equipment, Instruments & Components	4.2%
Automobiles	3.7%
Chemicals	3.7%
Real Estate Management & Development	3.2%
Industrial Conglomerates	3.0%
Computers & Peripherals	2.6%
Insurance	2.3%

Country Weightings
(% of portfolio market value)+

+ Excludes Short-Term Investments

See notes to financial statements

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.1%
Real Estate Investment Trusts (REITs) — 99.1%
Acadia Realty Trust	17,192	$561,835
Agree Realty Corp.	5,009	230,664
Alexander’s, Inc.	518	221,119
Alexandria Real Estate Equities, Inc.	17,452	1,939,441
American Assets Trust, Inc.	8,315	358,210
American Campus Communities, Inc.	27,869	1,387,040
American Homes 4 Rent., Class A	31,890	669,052
Apartment Investment & Management Co., Class A	35,040	1,592,568
Apple Hospitality REIT, Inc.	24,002	479,560
Ashford Hospitality Prime, Inc.	7,756	105,869
Ashford Hospitality Trust, Inc.	19,998	155,184
AvalonBay Communities, Inc.	30,117	5,335,227
Bluerock Residential Growth REIT, Inc.	3,300	45,276
Boston Properties, Inc.	33,591	4,225,076
Brandywine Realty Trust	39,490	651,980
Brixmor Property Group, Inc.	54,447	1,329,596
Camden Property Trust	19,725	1,658,281
Care Capital Properties, Inc.	19,528	488,200
CareTrust REIT, Inc.	11,450	175,414
CBL & Associates Properties, Inc.	34,365	395,197
Cedar Realty Trust, Inc.	17,672	115,398
Chatham Lodging Trust	8,674	178,251
Chesapeake Lodging Trust	14,236	368,143
City Office REIT, Inc.	2,976	39,194
Colony Starwood Homes	8,009	230,739
Columbia Property Trust, Inc.	20,692	446,947
CoreSite Realty Corp.@	7,619	604,720
Corporate Office Properties Trust	20,988	655,245
Cousins Properties, Inc.	67,428	573,812
CubeSmart	40,685	1,089,137
CyrusOne, Inc.	15,754	704,676
DCT Industrial Trust, Inc.	20,528	982,881
DDR Corp.	70,573	1,077,650
DiamondRock Hospitality Co.	45,908	529,319
Digital Realty Trust, Inc.	32,333	3,177,041
Douglas Emmett, Inc.	32,605	1,192,039
Duke Realty Corp.	77,881	2,068,519
DuPont Fabros Technology, Inc.	16,321	716,982
Easterly Government Properties, Inc.	1,300	26,026
EastGroup Properties, Inc.	7,513	554,760
Education Realty Trust, Inc.	14,022	593,131
Empire State Realty Trust, Inc., Class A	25,972	524,375
EPR Properties	14,464	1,038,081
Equinix, Inc.	13,480	4,817,887
Equity Commonwealth*	27,081	818,929
Equity LifeStyle Properties, Inc.	18,280	1,317,988
Equity One, Inc.	19,218	589,800
Equity Residential	80,223	5,163,152
Essex Property Trust, Inc.	14,520	3,375,900
Extra Space Storage, Inc.	28,249	2,181,953
Federal Realty Investment Trust	15,985	2,271,628
FelCor Lodging Trust, Inc.	27,703	221,901
First Industrial Realty Trust, Inc.	26,455	742,063
First Potomac Realty Trust	12,872	141,206
Forest City Realty Trust, Inc., Class A	41,437	863,547
Four Corners Property Trust, Inc.	1,963	40,281
Franklin Street Properties Corp.	22,915	296,978
Gaming & Leisure Properties, Inc.	37,864	1,159,396
General Growth Properties, Inc.	126,933	3,170,786
Getty Realty Corp.	6,637	169,177
Gladstone Commercial Corp.	5,964	119,876
Gladstone Land Corp.@	1,515	17,029
Global Net Lease, Inc.@	4,979	38,986
Government Properties Income Trust@	17,229	328,471
Gramercy Property Trust	46,773	429,376
HCP, Inc.	103,101	3,064,162
Healthcare Realty Trust, Inc.	24,902	755,029
Healthcare Trust of America, Inc., Class A	31,584	919,410
Hersha Hospitality Trust	9,632	207,088
Highwoods Properties, Inc.	22,688	1,157,315
Hospitality Properties Trust	36,298	1,152,099
Host Hotels & Resorts, Inc.	165,383	3,115,816
Hudson Pacific Properties, Inc.	19,019	661,481
Independence Realty Trust, Inc.	6,510	58,069
Investors Real Estate Trust	26,116	186,207
Iron Mountain, Inc.	49,787	1,617,082
Kilroy Realty Corp.	20,805	1,523,342
Kimco Realty Corp.	92,831	2,335,628
Kite Realty Group Trust	19,357	454,502
LaSalle Hotel Properties	25,244	769,185
Lexington Realty Trust	48,883	527,936
Liberty Property Trust	33,234	1,312,743
Life Storage, Inc.	8,992	766,658
LTC Properties, Inc.	8,869	416,666
Macerich Co. (The)	27,104	1,920,047
Mack-Cali Realty Corp.	19,584	568,328
Medical Properties Trust, Inc.	58,588	720,632
Mid-America Apartment Communities, Inc.	26,488	2,593,705
Monmouth Real Estate Investment Corp., Class A	14,037	213,924
Monogram Residential Trust, Inc.	7,657	82,849
National Health Investors, Inc.	8,820	654,179
National Retail Properties, Inc.	33,434	1,477,783
National Storage Affiliates Trust	1,654	36,504
New Senior Investment Group, Inc.	17,592	172,226
New York REIT, Inc.	22,408	226,769
NexPoint Residential Trust, Inc.	2,800	62,552
NorthStar Realty Europe Corp.	7,232	90,906
Omega Healthcare Investors, Inc.	43,595	1,362,780
One Liberty Properties, Inc.	2,871	72,120
Paramount Group, Inc.	23,557	376,676
Parkway, Inc.*	10,766	239,543
Pebblebrook Hotel Trust@	16,826	500,573
Pennsylvania REIT	14,993	284,267
Physicians Realty Trust	14,151	268,303
Piedmont Office Realty Trust, Inc., Class A	32,747	684,740
Prologis, Inc.	114,395	6,038,912

See notes to financial statements

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (Continued)
PS Business Parks, Inc.	4,655	$542,401
Public Storage	32,082	7,170,327
QTS Realty Trust, Inc., Class A	8,920	442,878
Quality Care Properties, Inc.*	20,620	319,610
Ramco-Gershenson Properties Trust	18,901	313,379
Realty Income Corp.	56,780	3,263,714
Regency Centers Corp.	23,034	1,588,194
Retail Opportunity Investments Corp.	24,585	519,481
Retail Properties of America, Inc., Class A	53,599	821,673
Rexford Industrial Realty, Inc.	12,916	299,522
RLJ Lodging Trust	28,027	686,381
Ryman Hospitality Properties	10,494	661,227
Sabra Healthcare REIT, Inc.	15,652	382,222
Saul Centers, Inc.	3,327	221,611
Select Income REIT	15,667	394,808
Senior Housing Properties Trust	53,916	1,020,630
Seritage Growth Properties, Class A@	164	7,004
Silver Bay Realty Trust Corp.	7,694	131,875
Simon Property Group, Inc.	68,122	12,103,236
SL Green Realty Corp.	22,219	2,389,653
Sotherly Hotels, Inc.	3,111	21,124
Spirit Realty Capital, Inc.	109,173	1,185,619
STAG Industrial, Inc.	16,666	397,817
STORE Capital Corp.	19,575	483,698
Summit Hotel Properties, Inc.	21,227	340,269
Sun Communities, Inc.	13,063	1,000,756
Sunstone Hotel Investors, Inc.	48,579	740,830
Tanger Factory Outlet Centers, Inc.	21,805	780,183
Taubman Centers, Inc.	13,717	1,014,098
Terreno Realty Corp.	10,190	290,313
Tier REIT, Inc.	2,000	34,780
UDR, Inc.	59,824	2,182,380
UMH Properties, Inc.	5,369	80,803
Universal Health Realty Income Trust	3,394	222,612
Urban Edge Properties	22,808	627,448
Urstadt Biddle Properties, Inc.	1,000	19,600
Urstadt Biddle Properties, Inc., Class A	6,307	152,062
Ventas, Inc.	76,469	4,780,842
VEREIT, Inc.	197,221	1,668,490
Vornado Realty Trust	37,435	3,907,091
Washington Prime Group, Inc.	43,142	449,108
Washington REIT	16,908	552,723
Weingarten Realty Investors	27,738	992,743
Welltower, Inc.	78,397	5,247,111
Whitestone REIT	7,118	102,357
WP Carey, Inc.	22,588	1,334,725
Xenia Hotels & Resorts, Inc.	10,828	210,280
		169,516,589
TOTAL COMMON STOCKS (Identified Cost $112,750,561)		169,516,589

SHORT-TERM INVESTMENTS — 0.5%
Investment Company — 0.4%
State Street Institutional U.S. Government Money Market Fund, 0.170%	645,045	645,045

Collateral For Securities On Loan — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio	265,531	265,531
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $910,576)		910,576

Total Investments — 99.6% (Identified Cost $113,661,137)#		170,427,165
Cash and Other Assets, Less Liabilities — 0.4%		617,788
Net Assets — 100.0%		$171,044,953

†	See Note 1
@	A portion or all of the security/securities were held on loan. As of December 31, 2016, the market value of the securities on loan was $1,249,108.
*	Non-income producing security
#

At December 31, 2016, the aggregate cost of investment securities for U.S. federal income tax purposes was $113,661,137. Net unrealized appreciation aggregated $56,766,028 of which $59,234,977 related to appreciated investment securities and $2,468,949 related to depreciated investment securities.

Key to abbreviations:
REIT — Real Estate Investment Trust

See notes to financial statements

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

Portfolio Sectors
(% of portfolio market value)+

+ Excludes Short-Term Investments

See notes to financial statements

SA Worldwide Moderate Growth Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.1%
Other — 100.1%
SA Emerging Markets Value Fund€	211,917	$1,750,437
SA Global Fixed Income Fund€	236,013	2,258,641
SA International Value Fund€	322,673	3,297,718
SA Real Estate Securities Fund€	78,428	876,041
SA U.S. Core Market Fund€	155,547	3,098,490
SA U.S. Fixed Income Fund€	204,746	2,082,271
SA U.S. Small Company Fund€	61,170	1,548,205
SA U.S. Value Fund€	137,577	2,408,975
		17,320,778

TOTAL MUTUAL FUNDS
(Identified Cost $16,615,477)		17,320,778

Total Investments — 100.1%
(Identified Cost $16,615,477)#		17,320,778
Liabilities, Less Cash and
Other Assets — (0.1%)		(8,807)
Net Assets — 100.0%		$17,311,971

†	See Note 1
€	Affiliated company
#	At December 31, 2016, the aggregate cost of investment securities for U.S. federal income tax purposes was $16,615,477. Net unrealized appreciation aggregated $705,301 of which $740,388 related to appreciated investment securities and $35,087 related to depreciated investment securities.

See notes to financial statements

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2016 (Unaudited)

	SA	SA	SA
	U.S. Fixed	Global Fixed	U.S. Core
	Income Fund	Income Fund	Market Fund
ASSETS
Investments in unaffiliated securities, at value	$604,998,501	$720,504,560	$699,592,274
Investments in affiliated securities, at value	—	—	—
Cash	743	202	4,387
Foreign currency, at value	—	700	—
Receivable for investments sold	2,494,800	—	52,730
Dividends and interest receivable	2,457,417	4,340,038	712,969
Receivable for fund shares sold	1,513,875	1,534,659	1,123,210
Unrealized appreciation on forward foreign
currency exchange contracts (Note 1)	—	726,061	—
Receivable from the Adviser (Note 2)	—	—	—
Receivable for tax reclaims	—	—	—
Prepaid expenses	14,417	19,674	19,406
Other assets	—	—	1,151
Total Assets	611,479,753	727,125,894	701,506,127

LIABILITIES
Payable for investments purchased	3,511,895	—	—
Payable for fund shares redeemed	736,692	693,224	547,484
Collateral for securities on loan (Note 1)	—	11,401,718	3,299,309
Unrealized depreciation on forward foreign
currency exchange contracts (Note 1)	—	23,311	—
Advisory fee payable (Note 2)	86,692	151,257	266,539
Sub-Advisory fee payable (Note 2)	25,738	30,251	27,365
Administration fee payable (Note 2)	51,475	60,503	59,231
Sub-Administration fee payable (Note 2)	9,572	11,811	9,933
Custody and accounting fees payable	6,583	9,211	7,869
Trustees’ fees payable (Note 2)	108	108	108
Shareholder servicing fee payable (Note 2)	128,689	151,257	148,077
Transfer agent fee payable	12,892	13,136	15,023
Professional fees payable	20,089	24,770	23,142
Accrued expenses and other liabilities	8,294	10,449	7,331
Total Liabilities	4,598,719	12,581,006	4,411,411

NET ASSETS	$606,881,034	$714,544,888	$697,094,716
NET ASSETS CONSIST OF:
Paid-in capital	$608,175,443	$718,922,799	$375,902,179
Undistributed (overdistributed) net investment income (loss)	(25,702)	63,702	24,404
Accumulated net realized gain (loss)	26,841	(575,528)	4,594,445
Net unrealized appreciation (depreciation) on:
Investments (1)	(1,295,548)	(4,568,403)	316,573,688
Foreign currency and forward currency transactions	—	702,318	—

NET ASSETS	$606,881,034	$714,544,888	$697,094,716
Shares of beneficial interest outstanding
($0.01 par value, unlimited shares authorized)	59,674,069	74,644,196	35,000,920
Net asset value per share	$10.17	$9.57	$19.92
Identified cost of unaffiliated investments	$606,294,049	$725,072,963	$383,018,586
Cost of foreign currency	$—	$704	$—
(1) Net of deferred capital gain country tax of:	$—	$—	$—

See notes to financial statements

SA	SA	SA	SA International	SA	SA	SA Worldwide
U.S. Value	U.S. Small	International	Small Company	Emerging Markets	Real Estate	Moderate
Fund	Company Fund	Value Fund	Fund	Value Fund	Securities Fund	Growth Fund
$568,608,128	$430,980,137	$702,649,639	$316,939,477	$180,289,490	$170,427,165	$—
—	—	—	—	—	—	17,320,778
9,513	414	22,093	372	967	442	—
—	—	860,562	—	583,244	—	—
926,581	637,878	—	—	214,727	—	32,662
584,322	361,179	680,170	—	72,314	819,039	—
883,563	584,257	1,158,010	531,092	548,604	344,565	5,112

—	—	—	—	—	—	—
—	22,845	—	—	38,149	9,118	8,797
—	—	697,702	—	11,726	—	—
18,335	16,847	21,697	28,051	11,139	14,687	12,979
—	—	—	—	—	—	3,722
571,030,442	432,603,557	706,089,873	317,498,992	181,770,360	171,615,016	17,384,050

1,067,819	99,310	—	—	527,890	—	—
446,558	309,618	514,997	186,378	123,231	146,041	37,774
1,347,522	18,935,730	29,617,358	—	2,362,815	265,531	—

—	—	—	—	—	—	—
217,448	158,382	285,710	132,731	75,307	49,422	—
48,322	123,186	114,284	—	75,307	21,181	—
48,322	35,196	57,142	26,546	15,061	14,121	—
7,229	5,127	8,417	5,021	1,948	3,399	274
3,933	4,279	11,118	931	11,672	2,805	1,875
108	108	108	108	108	108	108
120,805	87,990	142,855	66,365	37,654	35,302	—
14,625	14,459	15,114	14,403	12,968	13,203	5,741
19,979	19,883	21,243	23,992	17,076	18,259	20,976
4,439	647	—	—	168,030	691	5,331
3,347,109	19,793,915	30,788,346	456,475	3,429,067	570,063	72,079

$567,683,333	$412,809,642	$675,301,527	$317,042,517	$178,341,293	$171,044,953	$17,311,971

$381,284,381	$268,756,337	$712,752,420	$245,684,245	$206,854,124	$114,418,391	$16,349,636
14,363	(254,800)	2,959,153	(557,978)	(863,389)	718,027	(5,525)
7,770,254	7,658,009	(38,688,588)	(22,141,350)	(11,240,484)	(3,912,244)	262,559

178,614,335	136,650,096	(1,657,090)	94,057,600	(16,404,664)	59,820,779	705,301
—	—	(64,368)	—	(4,294)	—	—

$567,683,333	$412,809,642	$675,301,527	$317,042,517	$178,341,293	$171,044,953	$17,311,971

32,416,715	16,312,651	66,053,365	16,625,851	21,580,785	15,309,581	1,714,853
$17.51	$25.31	$10.22	$19.07	$8.26	$11.17	$10.10
$389,993,793	$294,330,041	$704,306,729	$222,881,877	$196,516,266	$113,661,137	$16,615,477
$—	$—	$857,692	$—	$584,357	$—	$—
$—	$—	$—	$—	$177,888	$—	$—

See notes to financial statements

STATEMENTS OF OPERATIONS—SIX MONTHS ENDED DECEMBER 31, 2016 (Unaudited)

	SA U.S.	SA Global	SA U.S.
	Fixed Income	Fixed Income	Core Market
	Fund	Fund	Fund
INVESTMENT INCOME
Income:
Unaffiliated dividends	$—	$—	$7,059,355
Affiliated dividends	—	—	—
Interest (1)	3,422,551	6,189,469	50,665
Other income	—	36	6,600
Taxes withheld	—	—	—
Total Income	3,422,551	6,189,505	7,116,620
Expenses:
Advisory fees (Note 2)	462,126	913,675	1,553,232
Shareholder Services fees (Note 2)	770,210	913,675	862,907
Administration fees (Note 2)	308,084	365,470	345,163
Sub-Advisory fees (Note 2)	154,042	182,735	159,465
Expense recouped by the Adviser (Note 2)	52,470	—	—
Sub-Administration fees (Note 2)	56,827	67,928	62,604
Trustees’ fees and expenses (Note 2)	13,283	13,283	13,283
Custody and accounting fees	43,993	31,889	42,895
Transfer agent fees	64,894	66,479	76,379
Professional fees *	22,798	27,295	25,979
Registration fees	17,054	18,622	17,491
Other expenses **	36,766	42,611	42,677
Total expenses before waivers and reimbursements:	2,002,547	2,643,662	3,202,075
Less: Fee waiver by the Adviser (Note 2)	—	—	(6,792)
Net expenses	2,002,547	2,643,662	3,195,283
Net investment income	1,420,004	3,545,843	3,921,337

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments (2)	195,707	(3,013,237)	20,108,837
Foreign currency and forward currency transactions	—	2,634,294	6
Capital gain distributions from Underlying Funds	—	—	—
Increase (decrease) in unrealized appreciation (depreciation) on:
Investments (3)	(3,289,826)	(12,330,641)	29,011,996
Foreign currency and forward currency transactions	—	(528,315)	—
Net realized and unrealized gain (loss) on investments and foreign
currency transactions	(3,094,119)	(13,237,899)	49,120,839

Net increase (decrease) in net assets resulting from operations	$(1,674,115)	$(9,692,056)	$53,042,176
(1) Interest income includes security lending income of:	$—	$41,454	$50,217
(2) Net of capital gain country tax of:	$—	$—	$—
(3) Net of increase of deferred capital gain country tax accrual of:	$—	$—	$—
* Professional fees include, but are not limited to, fees associated with legal, audit and tax services.
** Other expenses include, but are not limited to, fees associated with insurance and printing services.

See notes to financial statements

SA U.S.	SA U.S.	SA International	SA International	SA	SA	SA
Value	Small Company	Value	Small Company	Emerging Markets	Real Estate	Worldwide Moderate
Fund	Fund	Fund	Fund	Value Fund	Securities Fund	Growth Fund

$6,352,797	$2,719,301	$9,631,126	$3,166,149	$2,148,901	$4,645,893	$—
—	—	—	—	—	—	231,154
14,363	187,000	293,991	—	20,290	7,615	—
18	24,773	95,175	2,486	38	—	—
—	(894)	(493,936)	—	(318,828)	—	—
6,367,178	2,930,180	9,526,356	3,168,635	1,850,401	4,653,508	231,154

1,226,423	878,208	1,628,783	801,867	449,962	310,134	—
681,346	487,893	814,392	400,934	224,981	221,525	—
272,538	195,157	325,757	160,374	89,992	88,610	—
272,538	683,051	651,513	—	449,962	132,915	—
47,235	—	—	—	—	—	—
48,654	34,730	57,835	29,726	15,847	17,235	1,522
13,283	13,283	13,283	13,283	13,283	13,283	13,283
24,136	48,333	—	—	105,457	23,117	15,798
74,957	73,903	77,076	73,619	66,637	68,233	—
22,784	23,198	24,567	19,175	27,134	21,572	10,829
16,174	14,700	17,543	13,911	12,561	11,993	10,454
36,501	30,392	45,286	31,789	26,287	21,895	2,787
2,736,569	2,482,848	3,656,035	1,544,678	1,482,103	930,512	54,673
—	(140,961)	—	—	(222,209)	(44,413)	(54,673)
2,736,569	2,341,887	3,656,035	1,544,678	1,259,894	886,099	—
3,630,609	588,293	5,870,321	1,623,957	590,507	3,767,409	231,154

17,645,721	16,089,174	2,696,897	48,735	(1,510,230)	485,206	2,393
—	—	(344,124)	—	(9,525)	—	—
—	—	—	7,655,854	—	—	297,670

50,722,744	50,488,780	80,030,534	9,379,745	13,474,298	(12,834,509)	596,377
—	—	25,069	—	(7,372)	—	—

68,368,465	66,577,954	82,408,376	17,084,334	11,947,171	(12,349,303)	896,440

$71,999,074	$67,166,247	$88,278,697	$18,708,291	$12,537,678	$(8,581,894)	$1,127,594
$13,762	$186,372	$294,814	$—	$21,827	$7,427	$—
$—	$—	$—	$—	$23,670	$—	$—
$—	$—	$—	$—	$43,965	$—	$—

See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

	SA U.S. Fixed Income Fund
	Six Months Ended
	December 31, 2016	Year Ended
	(Unaudited)	June 30, 2016
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,420,004	$1,906,528
Net realized gain (loss) on investments and foreign currency transactions	195,707	(75,004)
Net increase (decrease) in unrealized appreciation (depreciation)	(3,289,826)	1,958,649
Net increase (decrease) in net assets from operations	(1,674,115)	3,790,173

Distributions to shareholders from:
Net investment income	(1,565,995)	(1,786,239)
Net realized gains	—	(848,180)
Total distributions	(1,565,995)	(2,634,419)

Share transactions
Proceeds from sale of shares	60,445,853	143,461,977
Value of distributions reinvested	1,525,865	2,583,017
Cost of shares redeemed	(66,964,315)	(144,216,312)
Total share transactions	(4,992,597)	1,828,682
Total increase (decrease) in net assets	(8,232,707)	2,984,436

NET ASSETS
Beginning of year	615,113,741	612,129,305
End of period	$606,881,034	$615,113,741

Undistributed net investment income (loss), end of period	$(25,702)	$120,289
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	5,925,208	14,066,549
Shares issued for distributions reinvested	149,941	253,836
Shares redeemed	(6,564,491)	(14,141,186)
Net increase (decrease) in fund shares	(489,342)	179,199

See notes to financial statements

SA Global Fixed Income Fund		SA U.S. Core Market Fund
Six Months Ended		Six Months Ended
December 31, 2016	Year Ended	December 31, 2016	Year Ended
(Unaudited)	June 30, 2016	(Unaudited)	June 30, 2016

$3,545,843	$6,743,599	$3,921,337	$7,236,062
(378,943)	(942,950)	20,108,843	27,971,437
(12,858,956)	11,436,009	29,011,996	(27,830,841)
(9,692,056)	17,236,658	53,042,176	7,376,658

(4,863,643)	(4,200,039)	(8,632,903)	(5,958,899)
(1,734,127)	(521,751)	(32,247,166)	—
(6,597,770)	(4,721,790)	(40,880,069)	(5,958,899)

62,782,830	145,648,330	48,094,490	126,843,737
6,458,680	4,651,680	40,305,496	5,877,205
(71,355,891)	(183,328,698)	(72,068,726)	(165,181,376)
(2,114,381)	(33,028,688)	16,331,260	(32,460,434)
(18,404,207)	(20,513,820)	28,493,367	(31,042,675)

732,949,095	753,462,915	668,601,349	699,644,024
$714,544,888	$732,949,095	$697,094,716	$668,601,349

$63,702	$1,381,502	$24,404	$4,735,970

6,463,887	15,059,520	2,362,629	6,685,684
671,023	482,301	2,004,251	310,143
(7,344,774)	(18,953,038)	(3,541,582)	(8,745,865)
(209,864)	(3,411,217)	825,298	(1,750,038)

See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Value Fund
	Six Months Ended
	December 31, 2016	Year Ended
	(Unaudited)	June 30, 2016
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$3,630,609	$7,927,822
Net realized gain (loss) on investments and foreign currency transactions	17,645,721	18,881,361
Net increase (decrease) in unrealized appreciation (depreciation)	50,722,744	(35,202,715)
Net increase (decrease) in net assets from operations	71,999,074	(8,393,532)

Distributions to shareholders from:
Net investment income	(7,686,726)	(6,964,473)
Net realized gains	(19,834,192)	(26,041,905)
Total distributions	(27,520,918)	(33,006,378)

Share transactions
Proceeds from sale of shares	38,015,894	101,298,110
Value of distributions reinvested	27,138,156	32,564,376
Cost of shares redeemed	(61,164,244)	(119,700,445)
Total share transactions	3,989,806	14,162,041
Total increase (decrease) in net assets	48,467,962	(27,237,869)
NET ASSETS
Beginning of year	519,215,371	546,453,240
End of period	$567,683,333	$519,215,371

Undistributed net investment income, end of period	$14,363	$4,070,480
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	2,227,831	6,304,051
Shares issued for distributions reinvested	1,534,096	2,099,573
Shares redeemed	(3,566,922)	(7,503,188)
Net increase in fund shares	195,005	900,436

See notes to financial statements

SA U.S. Small Company Fund		SA International Value Fund
Six Months Ended		Six Months Ended
December 31, 2016	Year Ended	December 31, 2016	Year Ended
(Unaudited)	June 30, 2016	(Unaudited)	June 30, 2016

$588,293	$1,530,003	$5,870,321	$15,882,717
16,089,174	22,827,043	2,352,773	(13,989,583)
50,488,780	(46,118,483)	80,055,603	(127,220,754)
67,166,247	(21,761,437)	88,278,697	(125,327,620)

(1,239,503)	(1,340,724)	(19,000,049)	(11,905,295)
(19,100,258)	(27,243,542)	—	—
(20,339,761)	(28,584,266)	(19,000,049)	(11,905,295)

24,935,694	69,178,100	48,235,781	155,830,245
20,070,148	28,217,743	18,741,550	11,752,609
(45,187,164)	(85,285,331)	(63,519,261)	(138,494,707)
(181,322)	12,110,512	3,458,070	29,088,147
46,645,164	(38,235,191)	72,736,718	(108,144,768)

366,164,478	404,399,669	602,564,809	710,709,577
$412,809,642	$366,164,478	$675,301,527	$602,564,809

$(254,800)	$396,410	$2,959,153	$16,088,881

1,030,860	3,037,867	4,854,779	16,003,874
787,992	1,298,562	1,832,019	1,217,887
(1,853,859)	(3,760,085)	(6,385,781)	(14,136,387)
(35,007)	576,344	301,017	3,085,374

See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA International Small Company Fund
	Six Months Ended
	December 31, 2016	Year Ended
	(Unaudited)	June 30, 2016
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,623,957	$6,814,716
Net realized gain (loss) on investments and foreign currency transactions	7,704,589	3,323,085
Net increase (decrease) in unrealized appreciation (depreciation)	9,379,745	(26,660,828)
Net increase (decrease) in net assets from operations	18,708,291	(16,523,027)

Distributions to shareholders from:
Net investment income	(5,697,584)	(3,046,363)
Net realized gains	(6,714,423)	(8,910,053)
Total distributions	(12,412,007)	(11,956,416)

Share transactions
Proceeds from sale of shares	22,019,168	58,720,813
Value of distributions reinvested	12,249,956	11,806,935
Cost of shares redeemed	(31,025,388)	(72,205,124)
Total share transactions	3,243,736	(1,677,376)
Total increase (decrease) in net assets	9,540,020	(30,156,819)
NET ASSETS
Beginning of year	307,502,497	337,659,316
End of period	$317,042,517	$307,502,497

Net investment loss, end of period	$(557,978)	$3,515,649
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	1,120,630	3,077,019
Shares issued for distributions reinvested	650,555	630,376
Shares redeemed	(1,575,866)	(3,800,918)
Net increase in fund shares	195,319	(93,523)

See notes to financial statements

SA Emerging Markets Value Fund		SA Real Estate Securities Fund
Six Months Ended		Six Months Ended
December 31, 2016	Year Ended	December 31, 2016	Year Ended
(Unaudited)	June 30, 2016	(Unaudited)	June 30, 2016

$590,507	$2,302,833	$3,767,409	$4,123,760
(1,519,755)	(7,885,385)	485,206	3,112,071
13,466,926	(15,040,967)	(12,834,509)	29,215,746
12,537,678	(20,623,519)	(8,581,894)	36,451,577

(2,156,880)	(1,817,756)	(5,124,470)	(3,077,193)
—	—	(935,057)	—
(2,156,880)	(1,817,756)	(6,059,527)	(3,077,193)

16,844,762	57,015,554	13,356,086	33,128,827
2,128,084	1,793,716	5,971,156	3,031,526
(17,799,937)	(36,800,838)	(19,856,701)	(43,564,419)
1,172,909	22,008,432	(529,459)	(7,404,066)
11,553,707	(432,843)	(15,170,880)	25,970,318

166,787,586	167,220,429	186,215,833	160,245,515
$178,341,293	$166,787,586	$171,044,953	$186,215,833

$(863,389)	$702,984	$718,027	$2,075,088

2,007,472	7,665,171	1,142,542	3,097,563
262,079	251,926	546,309	285,454
(2,118,627)	(4,962,735)	(1,677,834)	(4,063,892)
150,924	2,954,362	11,017	(680,875)

See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA Worldwide Moderate Growth Fund
	Six Months Ended
	December 31, 2016	Year Ended
	(Unaudited)	June 30, 2016(1)
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$231,154	$58,781
Net realized gain (loss) on investments and foreign currency transactions	300,063	54,945
Net increase (decrease) in unrealized appreciation (depreciation)	596,377	108,924
Net increase (decrease) in net assets from operations	1,127,594	222,650

Distributions to shareholders from:
Net investment income	(242,453)	(55,637)
Net realized gains	(90,385)	—
Total distributions	(332,838)	(55,637)

Share transactions
Proceeds from sale of shares	6,046,875	12,218,002 (2)
Value of distributions reinvested	329,206	54,548
Cost of shares redeemed	(1,521,353)	(777,076)
Total share transactions	4,854,728	11,495,474
Total increase (decrease) in net assets	5,649,484	11,662,487
NET ASSETS
Beginning of year	11,662,487	—
End of period	$17,311,971	$11,662,487

Net investment loss, end of period	$(5,525)	$5,774
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	608,795	1,305,312 (2)
Shares issued for distributions reinvested	32,627	5,840
Shares redeemed	(153,094)	(84,627)
Net increase in fund shares	488,328	1,226,525

(1)	Fund commenced operations on July 1, 2015.
(2)	On July 1, 2015, the SA Worldwide Moderate Growth Fund purchased 10,000 shares for a total of $100,000 to act as initial seed capital for the Fund.

See notes to financial statements

FINANCIAL HIGHLIGHTS

	SA U.S. Fixed Income Fund
	Six Months Ended
	December 31, 2016	Year Ended June 30
	(Unaudited)	2016	2015		2014		2013		2012
Net asset value, beginning of period	$10.22	$10.20	$10.19		$10.20		$10.24		$10.27

Income from investment operations:
Net investment income (loss)	0.02	0.03	0.00	(1)	(0.02)		(0.01)		0.01
Net realized and unrealized
gain (loss) on investments	(0.04)	0.03	0.01		0.01		—		0.01
Total from investment operations	(0.02)	0.06	0.01		(0.01)		(0.01)		0.02

Less distributions from:
Net investment income	(0.03)	(0.03)	—		—		—		(0.01)
Capital gains	—	(0.01)	(0.00	)(1)	(0.00	)(1)	(0.03)		(0.04)
Total distributions	(0.03)	(0.04)	(0.00	)(1)	(0.00	)(1)	(0.03)		(0.05)

Net asset value, end of period	$10.17	$10.22	$10.20		$10.19		$10.20		$10.24

Total return (2)	(0.23)%	0.53%	0.22%		(0.07)%		(0.10)%		0.16%
Net assets, end of period (000s)	$606,881	$615,114	$612,129		$564,205		$430,976		$368,700
Ratio of net expenses to
average net assets (3)	0.65%	0.65%	0.65%		0.65%		0.65%		0.65%
Ratio of gross expenses to
average net assets (3)	0.65%	0.65%	0.74	%(4)	0.75	%(4)	0.81	%(4)	0.83	%(4)
Ratio of net investment income
(loss) to average net assets (3)	0.46%	0.31%	(0.01)%		(0.23)%		(0.14)%		0.05%
Portfolio turnover rate	63%	140%	202%		94%		33%		95%
Without giving effect to the expense
waiver described in Note 2
to the Financial Statements,
net investment income (loss)
per share would have been	$0.02	$0.03	$(0.01	)(4)	$(0.03	)(4)	$(0.03	)(4)	$(0.01	)(4)

(1)	Amount rounds to less than $0.005 per share.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

See notes to financial statements

FINANCIAL HIGHLIGHTS (Continued)

	SA Global Fixed Income Fund
	Six Months Ended
	December 31, 2016	Year Ended June 30
	(Unaudited)	2016	2015	2014		2013		2012
Net asset value, beginning of period	$9.79	$9.63	$9.69	$9.68		$9.95		$10.03

Income from investment
operations:
Net investment income	0.05	0.06	0.11	0.10		0.11		0.19
Net realized and unrealized
gain (loss) on investments	(0.18)	0.17	(0.01)	—		(0.06)		—
Total from investment operations	(0.13)	0.23	0.10	0.10		0.05		0.19

Less distributions from:
Net investment income	(0.07)	(0.06)	(0.15)	(0.09)		(0.32)		(0.27)
Capital gains	(0.02)	(0.01)	(0.01)	—		—		—
Total distributions	(0.09)	(0.07)	(0.16)	(0.09)		(0.32)		(0.27)

Net asset value, end of period	$9.57	$9.79	$9.63	$9.69		$9.68		$9.95

Total return (1)	(1.34)%	2.32%	1.00%	0.99%		0.48%		1.96%
Net assets, end of period (000s)	$714,545	$732,949	$753,463	$724,587		$603,798		$555,836
Ratio of net expenses to
average net assets (2)	0.72%	0.73%	0.79%	0.80%		0.80%		0.82%
Ratio of gross expenses to
average net assets (2)	0.72%	0.73%	0.79%	0.80	%(3)	0.80	%(3)	0.82	%(3)
Ratio of net investment income
to average net assets (2)	0.97%	0.91%	1.04%	1.00%		1.19%		1.85%
Portfolio turnover rate	19%	42%	72%	24%		36%		36%
Without giving effect to the expense
waiver described in Note 2
to the Financial Statements,
net investment income (loss)
per share would have been	$0.05	$0.06	$0.11	$0.10	(3)	$0.11	(3)	$0.19	(3)

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

See notes to financial statements

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Core Market Fund
	Six Months Ended
	December 31, 2016	Year Ended June 30
	(unaudited)	2016	2015	2014	2013		2012
Net asset value, beginning
of period	$19.56	$19.47	$18.49	$14.99	$12.57		$12.31

Income from investment
operations:
Net investment income	0.12	0.21	0.19	0.14	0.17		0.13
Net realized and unrealized
gain (loss) on investments	1.47	0.05	0.95	3.50	2.44		0.21
Total from investment operations	1.59	0.26	1.14	3.64	2.61		0.34

Less distributions from:
Net investment income	(0.26)	(0.17)	(0.16)	(0.14)	(0.19)		(0.08)
Capital gains	(0.97)	—	—	—	—		—
Total distributions	(1.23)	(0.17)	(0.16)	(0.14)	(0.19)		(0.08)

Net asset value, end of period	$19.92	$19.56	$19.47	$18.49	$14.99		$12.57

Total return (1)	8.09%	1.31%	6.22%	24.36%	20.98%		2.80%
Net assets, end of period (000s)	$697,095	$668,601	$699,644	$662,126	$482,418		$405,579
Ratio of net expenses to
average net assets (2)	0.93%	0.98%	1.00%	1.00%	1.00%		1.00%
Ratio of gross expenses to
average net assets (2)	0.93%	0.98%	1.00%	1.00%	1.07	%(3)	1.09	%(3)
Ratio of net investment income
to average net assets (2)	1.14%	1.09%	0.99%	0.89%	1.20%		1.04%
Portfolio turnover rate	6%	11%	10%	11%	5%		6%
Without giving effect to the expense
waiver described in Note 2
to the Financial Statements,
net investment income (loss)
per share would have been	$0.12	$0.21	$0.19	$0.14	$0.16	(3)	$0.12	(3)

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

See notes to financial statements

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Value Fund
	Six Months Ended
	December 31, 2016	Year Ended June 30,
	(Unaudited)	2016	2015		2014		2013		2012
Net asset value,
beginning of period	$16.11	$17.45	$18.08		$14.63		$11.22		$11.81

Income from investment
operations:
Net investment income	0.12	0.24	0.20		0.14		0.15		0.13
Net realized and unrealized
gain (loss) on investments	2.17	(0.52)	0.23		3.77		3.41		(0.62)
Total from investment
operations	2.29	(0.28)	0.43		3.91		3.56		(0.49)
Less distributions from:
Net investment income	(0.25)	(0.22)	(0.17)		(0.13)		(0.15)		(0.10)
Capital gains	(0.64)	(0.84)	(0.89)		(0.33)		—		—
Total distributions	(0.89)	(1.06)	(1.06)		(0.46)		(0.15)		(0.10)
Net asset value, end of period	$17.51	$16.11	$17.45		$18.08		$14.63		$11.22

Total return (1)	14.15%	(1.35)%	2.54%		27.01%		31.92%		(4.02)%
Net assets, end of period (000s)	$567,683	$519,215	$546,453		$526,814		$383,854		$308,668
Ratio of net expenses to
average net assets (2)	1.00%	1.05%	1.05%		1.05%		1.05%		1.05%
Ratio of gross expenses to
average net assets (2)	1.00%	1.05%	1.05	%(3)	1.06	%(3)	1.14	%(3)	1.17	%(3)
Ratio of net investment income
to average net assets (2)	1.33%	1.55%	1.17%		0.90%		1.14%		1.21%
Portfolio turnover rate	9%	21%	23%		20%		21%		11%
Without giving effect to the
expense waiver described
in Note 2 to the Financial
Statements, net investment
income (loss) per share
would have been	$0.12	$0.24	$0.20	(3)	$0.14	(3)	$0.14	(3)	$0.12	(3)
(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

See notes to financial statements

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Small Company Fund
	Six Months Ended
	December 31, 2016	Year Ended June 30,
	(Unaudited)	2016	2015	2014	2013	2012
Net asset value, beginning of period	$22.40	$25.64	$25.77	$21.29	$16.94	$17.51

Income from investment operations:
Net investment income	0.04	0.09	0.07	0.01	0.18	0.05
Net realized and unrealized
gain (loss) on investments	4.18	(1.48)	1.11	5.12	4.40	(0.54)
Total from investment operations	4.22	(1.39)	1.18	5.13	4.58	(0.49)
Less distributions from:
Net investment income	(0.08)	(0.09)	(0.03)	(0.03)	(0.21)	—
Capital gains	(1.23)	(1.76)	(1.28)	(0.62)	(0.02)	(0.08)
Total distributions	(1.31)	(1.85)	(1.31)	(0.65)	(0.23)	(0.08)
Net asset value, end of period	$25.31	$22.40	$25.64	$25.77	$21.29	$16.94

Total return (1)	18.79%	(5.23)%	4.81%	24.29%	27.26%	(2.74)%
Net assets, end of period (000s)	$412,810	$366,164	$404,400	$385,094	$298,211	$245,839
Ratio of net expenses to
average net assets (2)	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of gross expenses to
average net assets (2)(3)	1.27%	1.28%	1.34%	1.35%	1.43%	1.45%
Ratio of net investment income
to average net assets (2)	0.30%	0.42%	0.27%	0.05%	0.96%	0.31%
Portfolio turnover rate	6%	12%	11%	13%	23%	14%
Without giving effect to the expense
waiver described in Note 2 to
the Financial Statements, net
investment income (loss) per
share would have been (3)	$0.03	$0.07	$0.03	$(0.01)	$0.14	$0.01

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

See notes to financial statements

FINANCIAL HIGHLIGHTS (Continued)

	SA International Value Fund
	Six Months Ended
	December 31, 2016		Year Ended June 30,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.16		$11.34	$12.59	$10.16	$8.96	$11.50

Income from investment operations:
Net investment income	0.10		0.25	0.22	0.40	0.23	0.24
Net realized and unrealized
gain (loss) on investments	1.26		(2.24)	(1.08)	2.25	1.25	(2.57)
Total from investment operations	1.36		(1.99)	(0.86)	2.65	1.48	(2.33)
Less distributions from:
Net investment income	(0.30)		(0.19)	(0.39)	(0.22)	(0.28)	(0.21)
Capital gains	—		—	—	—	—	—
Total distributions	(0.30)		(0.19)	(0.39)	(0.22)	(0.28)	(0.21)
Net asset value, end of period	$10.22		$9.16	$11.34	$12.59	$10.16	$8.96

Total return (1)	14.80%		(17.66)%	(6.62)%	26.23%	16.59%	(20.23)%
Net assets, end of period (000s)	$675,302		$602,565	$710,710	$725,911	$522,423	$442,289
Ratio of net expenses to
average net assets (2)	1.12	%(3)	1.16%	1.26%	1.26%	1.33%	1.34%
Ratio of gross expenses to
average net assets (2)	1.12	%(3)	1.16%	1.26%	1.26%	1.33%	1.34%
Ratio of net investment income
to average net assets (2)	1.80%		2.51%	2.12%	3.58%	2.32%	2.60%
Portfolio turnover rate	8%		21%	21%	15%	17%	22%
Without giving effect to the expense
waiver described in Note 2 to
the Financial Statements, net
investment income (loss) per
share would have been	$0.10		$0.25	$0.22	$0.40	$0.23	$0.24

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Reflects the Fund’s receipt of a one-time reimbursement of custody expenses paid in prior years. Had such reimbursement not been included in this period, the annualized net and gross expense ratios would have been 1.15% and 1.15%, respectively.

See notes to financial statements

FINANCIAL HIGHLIGHTS (Continued)

	SA International Small Company Fund
	Six Months Ended
	December 31, 2016		Year Ended June 30,
	(Unaudited)		2016	2015		2014		2013		2012
Net asset value, beginning
of period	$18.72		$20.43	$22.05		$17.30		$15.07		$18.25

Income from investment
operations:
Net investment income	0.11		0.42	0.23		0.15		0.24		0.30
Net realized and unrealized
gain (loss) on investments	1.02		(1.40)	(1.42)		4.95		2.39		(3.29)
Total from investment operations	1.13		(0.98)	(1.19)		5.10		2.63		(2.99)
Less distributions from:
Net investment income	(0.36)		(0.19)	(0.31)		(0.35)		(0.40)		(0.19)
Capital gains	(0.42)		(0.54)	(0.12)		—		—		—
Total distributions	(0.78)		(0.73)	(0.43)		(0.35)		(0.40)		(0.19)
Net asset value, end of period	$19.07		$18.72	$20.43		$22.05		$17.30		$15.07

Total return (1)	6.07%		(4.81)%	(5.21)%		29.68%		17.55%		(16.35)%
Net assets, end of period (000s)	$317,043		$307,502	$337,659		$337,334		$233,313		$192,472
Ratio of net expenses to
average net assets (2)†	0.96	%(4)	1.04%	1.10%		1.10%		1.10%		1.10%
Ratio of gross expenses to
average net assets (2)†	0.96	%(4)	1.04%	1.12	%(3)	1.10	%(3)	1.17	%(3)	1.18	%(3)
Ratio of net investment income
to average net assets (2)†	1.01%		2.15%	1.15%		0.75%		1.46%		1.92%
Ratio of expenses to average
net assets for the DFA
Portfolio (unaudited) (5)†	0.53%		0.53%	0.53%		0.53%		0.56%		0.56%
Ratio of expenses to average net
assets for the DFA Portfolio (6)†	0.53%		0.54%	0.53%		0.54%		0.56%		0.55%
Portfolio turnover rate	N/A		N/A	N/A		N/A		N/A		N/A
Without giving effect to the
expense waiver described
in Note 2 to the Financial
Statements, net investment
income (loss) per share
would have been	$0.11		$0.42	$0.23	(3)	$0.15	(3)	$0.23	(3)	$0.29	(3)

†

The DFA Portfolio expenses are not included in the stated expense information of the SA International Small Company Fund. The financial statements of the DFA Portfolio are included elsewhere in this report.

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.
(4)

Reflects the Fund’s receipt of a one-time reimbursement of custody expenses paid in prior years. Had such reimbursement not been included in this period, the annualized net and gross expense ratios would have been 0.97% and 0.97%, respectively.

(5)	The DFA Portfolio expense ratios are as of April 30, 2016, 2015, 2014, 2013 and 2012, respectively and are unaudited.
(6)	The DFA Portfolio expense ratios are for the fiscal years ended October 31, 2016, 2015, 2014, 2013, 2012 and 2011, respectively.

See notes to financial statements

FINANCIAL HIGHLIGHTS (Continued)

	SA Emerging Markets Value Fund
	Six Months Ended
	December 31, 2016	Year Ended June 30,
	(Unaudited)	2016	2015	2014	2013	2012
Net asset value, beginning of period	$7.78	$9.05	$10.51	$9.32	$9.28	$12.40

Income from investment operations:
Net investment income	0.03	0.11	0.11	0.10	0.08	0.09
Net realized and unrealized
gain (loss) on investments	0.55	(1.29)	(1.43)	1.26	0.03	(2.85)
Total from investment operations	0.58	(1.18)	(1.32)	1.36	0.11	(2.76)
Less distributions from:
Net investment income	(0.10)	(0.09)	(0.13)	(0.08)	(0.07)	(0.09)
Capital gains	—	—	(0.01)	(0.09)	—	(0.27)
Total distributions	(0.10)	(0.09)	(0.14)	(0.17)	(0.07)	(0.36)
Net asset value, end of period	$8.26	$7.78	$9.05	$10.51	$9.32	$9.28

Total return (1)	7.50%	(12.95)%	(12.53)%	14.70%	1.13%	(22.19)%
Net assets, end of period (000s)	$178,341	$166,788	$167,220	$162,333	$96,991	$76,901
Ratio of net expenses to
average net assets (2)	1.40%	1.40%	1.45%	1.45%	1.45%	1.45%
Ratio of gross expenses to
average net assets (2)(3)	1.65%	1.72%	1.83%	1.93%	2.03%	2.10%
Ratio of net investment income
to average net assets (2)	0.66%	1.52%	1.17%	1.12%	0.90%	0.99%
Portfolio turnover rate	10%	13%	14%	10%	7%	13%
Without giving effect to the expense
waiver described in Note 2 to
the Financial Statements, net
investment income (loss) per
share would have been (3)	$0.02	$0.09	$0.07	$0.06	$0.03	$0.03

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

See notes to financial statements

FINANCIAL HIGHLIGHTS (Continued)

	SA Real Estate Securities Fund
	Six Months Ended
	December 31, 2016	Year Ended June 30,
	(Unaudited)	2016	2015	2014		2013	2012
Net asset value, beginning of period	$12.17	$10.03	$9.94	$9.04		$8.50	$7.68

Income from investment operations:
Net investment income	0.26	0.26	0.19	0.20		0.15	0.21
Net realized and unrealized
gain (loss) on investments	(0.85)	2.07	0.13	0.86		0.51	0.71
Total from investment operations	(0.59)	2.33	0.32	1.06		0.66	0.92
Less distributions from:
Net investment income	(0.35)	(0.19)	(0.23)	(0.16)		(0.12)	(0.10)
Capital gains	(0.06)	—	—	—		—	—
Total distributions	(0.41)	(0.19)	(0.23)	(0.16)		(0.12)	(0.10)
Net asset value, end of period	$11.17	$12.17	$10.03	$9.94		$9.04	$8.50

Total return (1)	(4.77)%	23.56%	3.12%	12.10%		7.81%	12.19%
Net assets, end of period (000s)	$171,045	$186,216	$160,246	$150,198		$105,040	$91,427
Ratio of net expenses to
average net assets (2)	1.00%	1.00%	1.00%	1.00%		1.00%	1.00%
Ratio of gross expenses to
average net assets (2)(3)	1.05%	1.06%	1.23%	1.31%		1.38%	1.42%
Ratio of net investment income
to average net assets (2)	4.25%	2.43%	1.85%	2.43%		1.67%	2.77%
Portfolio turnover rate	3%	7%	3%	0	%(4)	2%	4%
Without giving effect to the expense
waiver described in Note 2 to
the Financial Statements, net
investment income (loss) per
share would have been (3)	$0.26	$0.25	$0.17	$0.18		$0.11	$0.18

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.
(4)	Amount rounds to less than 0.5%.

See notes to financial statements

FINANCIAL HIGHLIGHTS (Continued)

	SA Worldwide Moderate Growth Fund
	Six Months Ended
	December 31,	Year Ended
	2016 (Unaudited)	June 30, 2016‡
Net asset value, beginning of period	$9.51	$10.00

Income from investment operations:
Net investment income	0.14	0.10
Net realized and unrealized gain (loss) on investments	0.64	(0.49)
Total from investment operations	0.78	(0.39)
Less distributions from:
Net investment income	(0.14)	(0.10)
Capital gains	(0.05)	—
Total distributions	(0.19)	(0.10)
Net asset value, end of period	$10.10	$9.51

Total return (1)	8.29%	(3.89)%
Net assets, end of period (000s)	$17,312	$11,662
Ratio of net expenses to average net assets (2)	—%	—%
Ratio of gross expenses to average net assets (2)(3)	0.74%	2.72%
Ratio of net investment income to average net assets (2)	3.15%	1.11%
Portfolio turnover rate	5%	5%
Without giving effect to the expense waiver described in Note 2 to the Financial
Statements, net investment income (loss) per share would have been (3)	$0.11	$(0.02)

‡	Fund commenced operations on July 1, 2015.
(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

See notes to financial statements

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2016 (Unaudited)

1. Organization and Significant Accounting Policies

SA Funds — Investment Trust (the “Trust”) is a Delaware statutory trust that was organized on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios (“Funds”) of shares of beneficial interest and different classes of shares of each Fund. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), and currently offers the following ten Funds, each of which (with the exception of the SA Worldwide Moderate Growth Fund) is a diversified mutual fund as defined in the 1940 Act:

       SA U.S. Fixed Income Fund
       SA Global Fixed Income Fund
       SA U.S. Core Market Fund
       SA U.S. Value Fund
       SA U.S. Small Company Fund
       SA International Value Fund
       SA International Small Company Fund
       SA Emerging Markets Value Fund
       SA Real Estate Securities Fund
       SA Worldwide Moderate Growth Fund

All of the Funds commenced investment operations on August 5, 1999, except SA Global Fixed Income Fund, which commenced operations on July 29, 1999, SA U.S. Fixed Income Fund, SA Emerging Markets Value Fund, and SA Real Estate Securities Fund, which commenced operations on April 2, 2007, and SA Worldwide Moderate Growth Fund, which commenced operations on July 1, 2015.

SA International Small Company Fund invests substantially all of its assets in the International Small Company Portfolio (the “DFA Portfolio”), a series of DFA Investment Dimensions Group Inc., an open-end management investment company. The DFA Portfolio has the same investment objective as SA International Small Company Fund and invests its assets in The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series, each a series of The DFA Investment Trust Company (each a “Series”), an open-end management investment company. As of December 31, 2016, SA International Small Company Fund held approximately 3.31% of the DFA Portfolio. The performance of SA International Small Company Fund is directly affected by the performance of the DFA Portfolio. The financial statements of the DFA Portfolio and the Series in which it invests are included elsewhere in this report and should be read in conjunction with the financial statements of SA International Small Company Fund.

SA Worldwide Moderate Growth Fund invests substantially all of its assets in the Underlying SA Funds managed by LWI Financial Inc. (the “Adviser”) comprising various asset categories and strategies. The Adviser has established an asset allocation target for the Fund. This target is the approximate percentage of the Fund’s assets that will be invested in equity investments and fixed income investments. Under normal market conditions, the Fund currently expects that it will invest approximately 75% of its assets in equity investments and approximately 25% of its assets in fixed income investments as represented by the holdings of the Underlying SA Funds. The performance of the SA Worldwide Moderate Growth Fund is directly affected by the performance of the Underlying SA Funds. The financial statements of the Underlying SA Funds are included elsewhere in the report and should be read in conjunction with the financial statements of SA Worldwide Moderate Growth Fund.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2016 (Unaudited) (Continued)

Use of Estimates — The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following summarizes the significant accounting policies of the Funds:

Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price.

Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates.

Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

Shares of registered open-end investment companies are valued at the investment company’s net asset value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee (the “Pricing Committee”) (or its designee) appointed by the Board of Trustees of the Trust (the “Board” or the “Trustees”) pursuant to procedures approved by the Board.

Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Pricing Committee (or its designee). Any determinations of fair value made by the Pricing Committee (or its designee) are presented to the Board for ratification.

Valuation of securities by the DFA Portfolio and the Series in which it invests is discussed in the “Selected Financial Statements of DFA Investment Dimensions Group Inc. – Notes to Financial Statements,” and “Selected Financial Statements of the DFA Investment Trust Company – Notes to Financial Statements,” which are included elsewhere in this report.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2016 (Unaudited) (Continued)

Fair Value Measurement — The Board has adopted provisions respecting fair value measurement which provide enhanced guidance to the Pricing Committee (or its designee) for using fair value to measure assets and liabilities. The Funds value their investments based on a three-level hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-level hierarchy of inputs is summarized in the three broad levels below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

Fair value pricing involves subjective judgment and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The tables below provide a summary of the inputs as of December 31, 2016, in valuing each Fund’s investments:

	Investments in Securities
	Unadjusted Quoted
	Prices in Active		Significant
	Markets for Identical	Significant Other	Unobservable	Balance as of
	Investments	Observable Inputs	Inputs	December 31, 2016
	(Level 1)	(Level 2)*	(Level 3)	Total
SA U.S. Fixed Income Fund
Bonds and Notes	$—	$602,659,611	$—	$602,659,611
Short-Term Investments	2,338,890	—	—	2,338,890
Total Investments	$2,338,890	$602,659,611	$—	$604,998,501
SA Global Fixed Income Fund
Assets
Bonds and Notes	$—	$706,812,755	$—	$706,812,755
Short-Term Investments	13,691,805	—	—	13,691,805
Other Financial Instruments
Forward Foreign Currency Contracts	$—	$726,061	$—	$726,061
Total Investments	$13,691,805	$707,538,816	$—	$721,230,621
Liabilities
Other Financial Instruments
Forward Foreign Currency Contracts	$—	$(23,311)	$—	$(23,311)
SA U.S. Core Market Fund
Common Stocks	$664,589,218	$—	$—	$664,589,218
Rights and Warrants	32	—	13,348	13,380
Mutual Funds	29,499,340	—	—	29,499,340
Short-Term Investments	5,490,336	—	—	5,490,336
Total Investments	$699,578,926	$—	$13,348	$699,592,274

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2016 (Unaudited) (Continued)

	Investments in Securities
	Unadjusted Quoted
	Prices in Active			Significant
	Markets for Identical	Significant Other		Unobservable		Balance as of
	Investments	Observable Inputs		Inputs		December 31, 2016
	(Level 1)	(Level 2)*		(Level 3)		Total
SA U.S. Value Fund
Common Stocks	$565,959,587	$—		$—		$565,959,587
Short-Term Investments	2,648,541	—		—		2,648,541
Total Investments	$568,608,128	$—		$—		$568,608,128
SA U.S. Small Company Fund
Common Stocks	$411,032,060	$208,347		$—	†	$411,240,407
Rights and Warrants	—	—		—	†	—
Short-Term Investments	19,739,730	—		—		19,739,730
Total Investments	$430,771,790	$208,347		$—		$430,980,137
SA International Value Fund
Common Stocks	$663,726,693	$—		$—	†	$663,726,693
Preferred Stocks	5,869,258	—		—		5,869,258
Rights and Warrants	53,330	—		—		53,330
Short-Term Investments	33,000,358	—		—		33,000,358
Total Investments	$702,649,639	$—		$—		$702,649,639
SA International Small Company Fund
Mutual Funds	$316,939,477	$—		$—		$316,939,477
Total Investments	$316,939,477	$—		$—		$316,939,477
SA Emerging Markets Value Fund
Common Stocks	$170,975,992	$78,556		$60,039	†	$171,114,587
Preferred Stocks	6,152,076	—		—		6,152,076
Rights and Warrants	—	—	†	—		—
Short-Term Investments	3,022,827	—		—		3,022,827
Total Investments	$180,150,895	$78,556		$60,039		$180,289,490
SA Real Estate Securities Fund
Common Stocks	$169,516,589	$—		$—		$169,516,589
Short-Term Investments	910,576	—		—		910,576
Total Investments	$170,427,165	$—		$—		$170,427,165
SA Worldwide Moderate Growth Fund
Mutual Funds†	$17,320,778	$—		$—		$17,320,778
Total Investments	$17,320,778	$—		$—		$17,320,778

*	The end of period timing recognition is used for transfers between levels of the Fund’s assets and liabilities.
†	Contains securities with a market value of $0.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2016 (Unaudited) (Continued)

Transfers between investment valuation levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The Funds’ policy is to recognize transfers between the levels as of the end of the year. The table presents the fiscal year-to-date activity of Level 3 securities held at the beginning and the end of the period.

									Net Change
									in Unrealized
									Appreciation
					Total				(Depreciation)
	Beginning				realized and			Ending	on Investments
	Balance			Accrued	unrealized	Transfers	Transfers	Balance	Held at
	June 30,			discounts	gains	in to	out of	December 31,	December 31,
	2016	Purchases	Sales	(premiums)	(losses)*	Level 3	Level 3	2016	2016*
SA U.S. Core Market Fund
Rights and Warrants	$13,348	—	—	—	—	—	—	$13,348	—
SA Emerging Markets
Value Fund
Common Stocks(1)	111,743	—	—	—	(58,491)	42,426	—	95,678	(58,491)

(1) Level 3 at December 31, 2016 included securities with a fair value of $0.

* All net realized and changes in unrealized gains (losses) are reflected on the accompanying Statement of Operations.

Securities Lending — The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which LWI Financial Inc. (the “Adviser”) specifically identifies as not being available. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, a fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current market value of the loaned securities with respect to other U.S. securities and 105% of the current market value of the loaned securities with respect to foreign equity securities. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and the Fund.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2016 (Unaudited) (Continued)

As of December 31, 2016, the following Funds had securities on loan, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

				Total
				Collateral
			Value of	(Including
	Value of	Value of Cash	Non-Cash	Calculated
	Securities	Collateral	Collateral*	Mark)†
SA Global Fixed Income Fund	$21,580,155	$11,401,718	$10,614,080	$22,015,798
SA U.S Core Market Fund	$22,860,086	$3,299,309	$20,293,156	$23,592,464
SA U.S. Value Fund	$18,596,188	$1,347,522	$18,052,218	$19,399,740
SA U.S. Small Company Fund	$38,956,598	$18,935,730	$21,272,580	$40,208,310
SA International Value Fund	$68,009,899	$29,617,358	$40,690,966	$70,308,323
SA Emerging Markets Value Fund	$3,155,922	$2,362,815	$1,057,769	$3,420,585
SA Real Estate Securities Fund	$1,249,108	$265,531	$1,009,318	$1,274,849

† Balances represent the end-of-day fair market value of securities lending collateral that will be reflected by the Funds as of the next business day.

* The Funds cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in repurchase agreements and other similar transactions that are accounted for as secured borrowing.

	Remaining Contractual Maturity of the Agreements
	As of December 31, 2016
	Overnight and		Between
Securities Lending Transaction(1)	Continuous	<30 days	30 & 90 days	>90 days	Total
SA Global Fixed Income Fund
Bonds and Notes	$11,401,718	$—	$—	$—	$11,401,718
Total Borrowings	$11,401,718	$—	$—	$—	$11,401,718
Gross amount of recognized liabilities for securities lending transactions					$11,401,718

SA U.S. Core Market Fund
Common Stocks	$3,299,309	$—	$—	$—	$3,299,309
Total Borrowings	$3,299,309	$—	$—	$—	$3,299,309
Gross amount of recognized liabilities for securities lending transactions					$3,299,309

SA U.S. Value Fund
Common Stocks	$1,347,522	$—	$—	$—	$1,347,522
Total Borrowings	$1,347,522	$—	$—	$—	$1,347,522
Gross amount of recognized liabilities for securities lending transactions					$1,347,522

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2016 (Unaudited) (Continued)

	Remaining Contractual Maturity of the Agreements
	As of December 31, 2016
	Overnight and		Between
Securities Lending Transaction(1)	Continuous	<30 days	30 & 90 days	>90 days	Total
SA U.S. Small Company Fund
Common Stocks	$18,935,730	$—	$—	$—	$18,935,730
Total Borrowings	$18,935,730	$—	$—	$—	$18,935,730
Gross amount of recognized liabilities for securities lending transactions					$18,935,730

SA International Value Fund
Common Stocks	$29,617,358	$—	$—	$—	$29,617,358
Total Borrowings	$29,617,358	$—	$—	$—	$29,617,358
Gross amount of recognized liabilities for securities lending transactions					$29,617,358

SA Emerging Markets Value Fund
Common Stocks	$2,362,815	$—	$—	$—	$2,362,815
Total Borrowings	$2,362,815	$—	$—	$—	$2,362,815
Gross amount of recognized liabilities for securities lending transactions					$2,362,815

SA Real Estate Securities Fund
Common Stocks	$265,531	$—	$—	$—	$265,531
Total Borrowings	$265,531	$—	$—	$—	$265,531
Gross amount of recognized liabilities for securities lending transactions					$265,531

(1) Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of the Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2016 (Unaudited) (Continued)

of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operation risks, and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency and forward currency transactions in a fund’s statement of assets and liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency and forward currency transactions in a fund’s statement of operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At December 31, 2016, SA Global Fixed Income Fund had the following open forward foreign currency exchange contracts:

		Local	Aggregate		Unrealized
	Delivery	Currency	Face	Total	Appreciation/
	Date	Amount	Amount	Value	(Depreciation)
Pound Sterling (sell)	1/20/2017	650,886	$804,160	$802,536	$1,624
Swedish Krona (sell)	1/03/2017	67,879,210	$7,998,352	$7,450,575	$547,776
Swedish Krona (buy)	1/03/2017	67,879,210	$7,427,954	$7,450,575	$22,621
Swedish Krona (sell)	1/30/2017	66,629,149	$7,302,386	$7,325,697	$(23,311)
Singapore Dollar (sell)	1/09/2017	10,923,346	$7,696,670	$7,542,631	$154,039
					$702,750

The Funds have adopted provisions surrounding disclosures regarding derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency risk-related contingent features in derivative agreements.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2016 (Unaudited) (Continued)

In order to better define its contractual rights and to secure rights that will help the SA Global Fixed Income Fund mitigate its counterparty risk, the SA Global Fixed Income Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the SA Global Fixed Income Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the SA Global Fixed Income Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the SA Global Fixed Income Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in its Statement of Assets and Liabilities.

The following tables, grouped into appropriate risk categories, discloses the amounts related to the SA Global Fixed Income Fund’s use of derivative instruments and hedging activities at December 31, 2016, on a gross basis:

			Gain or (Loss) on Derivatives
			Recognized in Income
	Asset Derivative	Liability Derivative		Change in
Risk Type	Fair Value(1)	Fair Value(2)	Realized Gain(3)	Appreciation(4)
Foreign currency	$726,061	$23,311	$2,642,412	$(541,981)

Forward Currency Contracts Assets and Collateral Held by Counterparty as of December 31, 2016:

	Gross Amounts of	Financial
	Assets Presented in	Instruments
	Statements of	Available for	Collateral	Net Amount (not
Counterparty	Assets & Liabilities	Offset	Received	less than $0)
State Street Bank and Trust Co.	$726,061	—	—	$726,061

(1) Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.

(2) Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts held, at value.

(3) Statement of Operations location: Realized gain (loss) on: Foreign currency and forward currency transactions.

(4) Statement of Operations location: Increase (decrease) in unrealized appreciation (depreciation) on: Foreign currency and forward currency translations.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2016 (Unaudited) (Continued)

For the six months ended December 31, 2016, the average monthly principal amount of forward foreign currency exchange contracts was $17,551,527.

Investment Transactions, Income and Expenses — Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same for U.S. federal income tax purposes.

The Funds characterize distributions received from mutual fund investments on the Statements of Operations using the same characterization as the distribution received.

Expenses directly attributable to a specific Fund are charged to the respective Fund. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets.

Indemnifications — Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Trustees are also indemnified against certain liabilities pursuant to an Indemnity Agreement between the Trust and each Trustee. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposures under these arrangements are unknown as this would involve potential future claims against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Foreign Taxes — Each Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, or capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Fund invests. These foreign taxes, if any, are paid by each Fund and are disclosed in its Statement of Operations. Foreign taxes payable as of December 31, 2016, if any, are reflected in each Fund’s Statement of Assets and Liabilities.

Federal Income Tax — Each Fund is treated as a separate entity for U.S. federal income tax purposes. Each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of the Funds’ taxable income and net capital gain to their shareholders. Therefore, no income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2016, and for all open tax year, each Fund has determined that no liability for unrecognized tax benefits is required in each Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2016 (Unaudited) (Continued)

The Trust management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded with respect to uncertain tax positions taken on returns filed for open tax years (2013- 2015), or expected to be taken in the Funds’ 2016 tax returns.

As of June 30, 2016, for U.S. federal income tax purposes, the SA Emerging Markets Value Fund had an amount of $9,686,308 in unlimited long-term losses available to offset future net realized gains.

Distributions to Shareholders — Each Fund, excluding SA Global Fixed Income Fund and SA U.S. Fixed Income Fund, declares and pays dividends from its net investment income, if any, annually. SA Global Fixed Income Fund and SA U.S. Fixed Income Fund declare and pay dividends from net investment income, if any, quarterly. All of the Funds declare and pay distributions from net realized capital gains, if any, at least annually.

SA Real Estate Securities Fund characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs in which the Fund invests, the characterization will be estimated based on available information, which may include the previous year’s allocation. If new or additional information becomes available from one or more of those REITs at a later date, a recharacterization will be made in the following year. The Fund records any amount recharacterized as dividend income as ordinary income, any amount recharacterized as long-term capital gain as realized gain in the Statement of Operations, and any amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. To the extent that distributions exceed the sum of net investment income and net capital gains for federal income tax purposes, they are reported as distributions of paid-in capital. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and undistributed accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax differences such as wash sales, passive foreign investment companies, non-REIT return of capital, and foreign currency transactions that will reverse in a subsequent period. During any particular year, a fund’s net realized gains from investment transactions in excess of available capital loss carry forwards will be taxable to a fund if not distributed and, therefore, will be distributed to shareholders annually.

2. Agreements and Transactions with Affiliates

The Trust has an Investment Advisory and Administrative Services Agreement with the Adviser (the “Investment Advisory Agreement”) under which the Adviser manages the investments of, and provides administrative services to, each Fund. The Adviser is an indirect, wholly-owned subsidiary of Loring Ward Holdings, Inc., a U.S. company based in San Jose, California. Loring Ward Holdings, Inc. is controlled by Mr. Eli Reinhard through his sole ownership

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2016 (Unaudited) (Continued)

interest in Arcadia Loring Ward, LLC and Mr. Reinhard’s role as the sole trustee of ten trusts administered for the benefit of Mr. Reinhard’s family, each of which has an ownership interest in Loring Ward Holdings, Inc. For the advisory services provided to the Funds, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets as follows:

Advisory Fees
SA U.S. Fixed Income Fund	0.15%
SA Global Fixed Income Fund	0.25%
SA U.S. Core Market Fund	0.45%
SA U.S. Value Fund	0.45%
SA U.S. Small Company Fund	0.45%
SA International Value Fund	0.50%
SA International Small Company Fund	0.50%
SA Emerging Markets Value Fund	0.50%
SA Real Estate Securities Fund	0.35%
SA Worldwide Moderate Growth Fund	0.00%*

* The management fee for the SA Worldwide Moderate Growth Fund has two components. There is no management fee on assets invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The Fund is subject to a management fee of 0.25% on assets invested in any other investments. The Fund does not currently intend to make investments that would be subject to a management fee.

For the administrative services provided to the Funds, the Adviser is entitled to a fee from each Fund, except the SA Worldwide Moderate Growth Fund, computed daily and payable monthly at the annual rate of 0.10% of the average daily net assets of each Fund.

The Trust and the Adviser have jointly entered into an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with Dimensional Fund Advisors LP (the “Sub-Adviser”). For the sub-advisory services provided to the Funds, except the SA Worldwide Moderate Growth Fund, the Sub-Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets. SA

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2016 (Unaudited) (Continued)

International Small Company Fund will not pay a fee to the Sub-Adviser for its sub-advisory services for as long as it invests substantially all of its assets in the DFA Portfolio. However, the Sub-Adviser receives an administration fee from the DFA Portfolio and also receives advisory fees for providing advisory services to the Series in which the DFA Portfolio invests.

Sub-Advisory
Fees
SA U.S. Fixed Income Fund	0.05%
SA Global Fixed Income Fund	0.05%
SA U.S. Core Market Fund	0.05%*
SA U.S. Value Fund	0.10%
SA U.S. Small Company Fund	0.35%
SA International Value Fund	0.20%
SA Emerging Markets Value Fund	0.50%
SA Real Estate Securities Fund	0.15%

* The Sub-Adviser will not receive any sub-advisory fee for its sub-advisory services to the SA U.S. Core Market Fund with respect to any assets of the SA U.S. Core Market Fund invested in the U.S. Micro Cap Portfolio of the DFA Investment Dimensions Group Inc. For its management services, the Sub-Adviser receives an investment advisory fee from the U.S. Micro Cap Portfolio.

The Trust has a Shareholder Servicing Agreement with the Adviser. For the shareholder services provided to the Funds, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.25% of the average daily net assets of each Fund except the SA Worldwide Moderate Growth Fund. There is no shareholder servicing fee on assets of the SA Worldwide Moderate Growth Fund that are invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The SA Worldwide Moderate Growth Fund is subject to a shareholder servicing fee of 0.25% on assets invested in any other investment. The SA Worldwide Moderate Growth Fund does not currently intend to make investments that would be subject to a shareholder servicing fee.

The Adviser has contractually agreed to waive its advisory fees and/or to reimburse expenses to the extent each Fund’s (with the exception of the SA Worldwide Moderate Growth Fund) operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) exceed, in the aggregate, the rate per annum shown in the table below. This agreement will remain in effect until October 28, 2021, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary. In addition, the Adviser has contractually agreed to waive fees and/or reimburse expenses so that the SA Worldwide Moderate Growth Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed the total annual acquired fund fees and expenses related to the Fund’s investments in the Underlying SA Funds, any other

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2016 (Unaudited) (Continued)

investment companies advised or sub-advised by the Adviser, or any money market fund. This agreement will remain in effect until July 1, 2025, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary. These agreements may only be amended or terminated during their terms with the approval of the Board.

Expense
Limitation
SA U.S. Fixed Income Fund	0.65%
SA Global Fixed Income Fund	0.80%
SA U.S. Core Market Fund	1.00%
SA U.S. Value Fund	1.05%
SA U.S. Small Company Fund	1.20%
SA International Value Fund	1.20%
SA International Small Company Fund	1.10%
SA Emerging Markets Value Fund	1.40%
SA Real Estate Securities Fund	1.00%
SA Worldwide Moderate Growth Fund	0.00%

The Adviser may elect to recapture any amounts waived or reimbursed pursuant to the above agreement, subject to the following conditions: (1) the Adviser must request reimbursement within three years from the end of the year in which the waiver/reimbursement is made, (2) the Board must approve the reimbursement, (3) reimbursement will be permitted if, and to the extent that, the relevant Fund does not exceed its operating expense limitation after giving effect to the reimbursement, and (4) the Adviser may not request or receive reimbursements for the reductions and waivers before payment of the relevant Fund’s operating expenses for the current fiscal year. During the six months ended December 31, 2016, the Adviser recaptured $140,961 from SA U.S. Small Company Fund, $222,209 from SA Emerging Markets Value Fund, and $44,123 from SA Real Estate Securities Fund pursuant to these conditions. As of December 31, 2016 the following amounts are subject to this recapture through June 30, 2017, June 30, 2018 and June 30, 2019, respectively.

	Expires	Expires	Expires
	June 30, 2017	June 30, 2018	June 30, 2019
SA U.S. Fixed Income Fund	$489,141	$545,837	$—
SA U.S. Value Fund	30,908	16,327	—
SA U.S. Small Company Fund	502,642	528,001	310,516
SA Emerging Markets Value Fund	592,997	623,893	480,239
SA Real Estate Securities Fund	371,620	383,400	108,097

Trustees’ Fees and Expenses — For their services as Trustees, the Trustees of the Trust received an annual retainer fee of $85,000, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. The Chairman of the Board received an additional $8,500 per year.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2016 (Unaudited) (Continued)

Sub-Administration Fees — State Street serves as sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Adviser. State Street receives a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust as follows: 0.02% of the first $1.5 billion of net assets and 0.0175% of net assets over $1.5 billion. The fee is then allocated to each Fund based on the relative net assets of each Fund, subject to a minimum fee of $70,000 annually per Fund, except for SA International Small Company Fund and SA Worldwide Moderate Growth Fund, which are subject to a minimum fee of $50,000 annually per Fund. Fees are calculated for the fund complex and then allocated to the Funds based upon each Fund’s total net assets, which may cause a fund to pay less than the minimum annual charge.

3. Purchases and Sales of Securities

Excluding short-term investments, each Fund’s purchases and sales of securities for the six months ended December 31, 2016 were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
SA U.S. Fixed Income Fund	$244,443,064	$137,411,314	$254,012,564	$130,543,900
SA Global Fixed Income Fund	4,513,079	129,136,548	1,013,120	134,841,453
SA U.S. Core Market Fund	0	41,923,460	0	61,257,107
SA U.S. Value Fund	0	47,994,167	0	65,074,858
SA U.S. Small Company Fund	0	24,392,817	0	43,294,805
SA International Value Fund	0	49,668,574	0	60,007,675
SA International Small Company Fund	N/A	N/A	N/A	N/A
SA Emerging Markets Value Fund	0	17,915,676	0	17,654,478
SA Real Estate Securities Fund	0	5,352,973	0	9,343,652
SA Worldwide Moderate Growth Fund	0	5,749,920	0	696,391

N/A — Refer to the financial statements of the DFA Portfolio and the Series in which SA International Small Company Fund invests, which are included elsewhere in this report.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2016 (Unaudited) (Continued)

4. Capital Shares and Affiliated Ownership

The SA Worldwide Moderate Growth Fund invests in Underlying Securities and other Investment Companies, certain of which may be deemed to be under common control because of the same or affiliated investment adviser and membership in a common family of investment companies (the “Affiliated Underlying Funds”). A summary of the transactions with each Affiliated Underlying Fund during the six months ended December 31, 2016 follows:

	Balance			Balance of
	of Shares			Shares		Realized
	Held at	Gross	Gross	Held at	Value at	Gain	Distributions
	6/30/2016	Additions	Sales	12/31/2016	12/31/2016	(Loss)	Received(a)
SA Emerging Markets Value Fund	151,396	73,782	(13,261)	211,917	$1,750,437	$5,542	$20,984
SA Global Fixed Income Fund	151,939	88,924	(4,850)	236,013	2,258,641	487	18,998
SA International Value Fund	242,188	95,970	(15,485)	322,673	3,297,718	(19,291)	91,362
SA Real Estate Securities Fund	48,234	34,447	(4,253)	78,428	876,041	5,820	30,959
SA U.S. Core Market Fund	108,087	51,105	(3,645)	155,547	3,098,490	2,401	177,915
SA U.S. Fixed Income Fund	134,277	74,448	(3,979)	204,746	2,082,271	8	4,931
SA U.S. Small Company Fund	47,508	18,667	(5,005)	61,170	1,548,205	2,335	74,570
SA U.S. Value Fund	102,578	40,182	(5,183)	137,577	2,408,975	(433)	114,628
Totals					$17,320,778	$(3,131)	$534,347

(a) Distributions received include distributions from net investment income and from capital gains from the Affiliated Underlying Funds

5. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07 entitled Fair Value Measurement (Topic 820) - Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The amendment removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the Net Asset Value per Share practical expedient. The Fund is required to apply ASU No. 2015-07 for fiscal years beginning after December 15, 2015 and interim periods within those fiscal years. The Trust Manager is currently evaluating the impact of ASU No. 2015-07.

6. Subsequent Events

Effective January 1, 2017, the annual compensation of each Trustee increased from $85,000 to $90,000. In addition, the Chairman of the Board’s annual supplemental compensation was increased by 10% from $8,500 to $9,000. The Trustees approved these increases at the Board meeting on December 2, 2016.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

The Sub-Adviser is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures that are used by the Sub-Adviser to vote proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling (844) 366-0905 and on the Securities and Exchange Commission’s website (“SEC”) at http://www.sec.gov. Information regarding how the Sub-Adviser voted these proxies during the most recent 12-month period ended June 30th is listed in the Trust’s Form N-PX, which is available after August 31st without charge, upon request, by calling the same number or visiting the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for each Fund for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s most recent Form N-Q is also available without charge, upon request, by calling (844) 366-0905.

Semi-Annual Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for each Fund for the second quarter of each fiscal year on Form N-CSR. The Trust’s Form N-CSR is available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s most recent Form N-CSR is also available without charge, upon request, by calling (844) 366-0905.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Understanding Your Fund’s Expenses
Shareholder Expense Example

As a mutual fund shareholder you incur ongoing costs including management fees, shareholder services fees, fees for administrative services and other Fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The following examples are based on an investment of $1,000 made at the beginning of the period, July 1, 2016 through December 31, 2016. Expenses paid during the period in the tables below are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period. Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

Actual Expenses

The table below shows the actual account values and actual Fund expenses, based on the Fund’s actual performance during the period. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) then multiply the result by the number in the first line of the table for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid over the period.

	Actual Expenses
	Beginning	Ending	Annual	Expenses
	Account	Account	Expense	Paid During
	Value	Value	Ratio	Period
SA U.S. Fixed Income Fund	$1,000	$997.70	0.65%	$3.27
SA Global Fixed Income Fund	1,000	986.60	0.72	3.61
SA U.S. Core Market Fund	1,000	1,080.90	0.93	4.88
SA U.S. Value Fund	1,000	1,141.50	1.00	5.40
SA U.S. Small Company Fund	1,000	1,187.90	1.20	6.62
SA International Value Fund	1,000	1,148.00	1.12	6.06
SA International Small Company Fund	1,000	1,060.70	0.96	4.99
SA Emerging Markets Value Fund	1,000	1,075.00	1.40	7.32
SA Real Estate Securities Fund	1,000	952.30	1.00	4.92
SA Worldwide Moderate Growth Fund	1,000	1,082.90	0.00	0.00

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Hypothetical Expenses
	Beginning	Ending	Annual	Expenses
	Account	Account	Expense	Paid During
	Value	Value	Ratio	Period
SA U.S. Fixed Income Fund	$1,000	$1,021.93	0.65%	$3.31
SA Global Fixed Income Fund	1,000	1,021.58	0.72	3.67
SA U.S. Core Market Fund	1,000	1,020.52	0.93	4.74
SA U.S. Value Fund	1,000	1,020.16	1.00	5.09
SA U.S. Small Company Fund	1,000	1,019.16	1.20	6.11
SA International Value Fund	1,000	1,019.56	1.12	5.70
SA International Small Company Fund	1,000	1,020.37	0.96	4.89
SA Emerging Markets Value Fund	1,000	1,018.15	1.40	7.12
SA Real Estate Securities Fund	1,000	1,020.16	1.00	5.09
SA Worldwide Moderate Growth Fund	1,000	1,025.21	0.00	0.00

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of investing in different funds. In addition, if these transaction costs were included, your costs would have been higher.

Selected Financial Statements of DFA Investment Dimensions Group Inc.

International Small Company Portfolio

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
P.L.C.	Public Limited Company

Investment Footnotes
†	See Note B to Financial Statements.
††	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s).

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2016

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/16	10/31/16	Ratio*	Period*
International Small Company Portfolio*****
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,023.90	0.54%	$2.75
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.42	0.54%	$2.75
____________________

*****	The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Master Funds.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FUND OF FUNDS	Affiliated Investment Companies
International Small Company Portfolio	100.0%

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2016
(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series
of The DFA Investment Trust Company	3,841,873,777
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company	2,527,485,071
Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company	1,700,080,135
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company	1,233,057,322
Investment in The Canadian Small Company Series
of The DFA Investment Trust Company	975,749,776
TOTAL INVESTMENTS IN AFFILIATED
INVESTMENT COMPANIES (Cost $9,539,310,019)	10,278,246,081
TOTAL INVESTMENTS — (100.0%) (Cost $9,539,310,019)^	$10,278,246,081
____________________

^	The cost for federal income tax purposes is $8,621,224,928.

Summary of the Portfolio’s investments as of December 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$10,278,246,081	—	—	$10,278,246,081
Futures Contracts**	(521,202)	—	—	(521,202)
TOTAL	$10,277,724,879	—	—	$10,277,724,879
____________________

**	Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2016

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series
of The DFA Investment Trust Company	$3,831,133,408
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company	2,622,939,356
Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company	1,623,793,646
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company	1,304,060,854
Investment in The Canadian Small Company Series
of The DFA Investment Trust Company	912,080,702
TOTAL INVESTMENTS IN AFFILIATED
INVESTMENT COMPANIES (Cost $9,548,011,247)	10,294,007,966
TOTAL INVESTMENTS — (100.0%) (Cost $9,548,011,247)	$10,294,007,966

Summary of the Portfolio’s investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$10,294,007,966	—	—	$10,294,007,966
Futures Contracts**	(2,788,124)	—	—	(2,788,124)
TOTAL	$10,291,219,842	—	—	$10,291,219,842
____________________

**	Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2016
(Unaudited)
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$10,278,246
Segregated Cash for Futures Contracts	2,692
Cash	88,402
Receivables:
Fund Shares Sold	11,365
Prepaid Expenses and Other Assets	119
Total Assets	10,380,824
LIABILITIES:
Payables:
Fund Shares Redeemed	12,817
Due to Advisor	3,488
Futures Margin Variation	246
Accrued Expenses and Other Liabilities	531
Total Liabilities	17,082
NET ASSETS	$10,363,742
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $10,363,742 and
shares outstanding of 600,117,023	$17.27
NUMBER OF SHARES AUTHORIZED	1,500,000,000
Investments in Affiliated Investment Companies at Cost	$9,539,310
NET ASSETS CONSIST OF:
Paid-In Capital	$9,674,899
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(76,781)
Accumulated Net Realized Gain (Loss)	27,758
Net Unrealized Foreign Exchange Gain (Loss)	(549)
Net Unrealized Appreciation (Depreciation)	738,415
NET ASSETS	$10,363,742

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2016
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$10,294,008
Investments at Value	—
Segregated Cash for Futures Contracts	3,866
Cash	97,178
Receivables:
Fund Shares Sold	2,600
Prepaid Expenses and Other Assets	110
Total Assets	10,397,762
LIABILITIES:
Payables:
Fund Shares Redeemed	6,350
Due to Advisor	3,567
Futures Margin Variation	2
Accrued Expenses and Other Liabilities	482
Total Liabilities	10,401
NET ASSETS	$10,387,361
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $10,387,361 and shares outstanding of 584,367,957, respectively	$17.78
NUMBER OF SHARES AUTHORIZED	1,500,000,000
Investments in Affiliated Investment Companies at Cost	$9,548,011
NET ASSETS CONSIST OF:
Paid-In Capital	$9,407,620
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(18,870)
Accumulated Net Realized Gain (Loss)	256,462
Net Unrealized Foreign Exchange Gain (Loss)	(1,059)
Net Unrealized Appreciation (Depreciation)	743,208
NET ASSETS	$10,387,361

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO*

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2016
(Amounts in thousands)

Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $20,552)	$262,595
Income from Securities Lending	27,016
Expenses Allocated from Affiliated Investment Companies	(12,006)
Total Net Investment Income Received from Affiliated Investment Companies	277,605
Fund Expenses
Investment Management Fees	38,540
Accounting & Transfer Agent Fees	58
Custodian Fees	6
Filing Fees	279
Shareholders’ Reports	280
Directors’/Trustees’ Fees & Expenses	66
Professional Fees	66
Other	77
Total Expenses	39,372
Net Expenses	39,372
Net Investment Income (Loss)	238,233
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	261,664
Futures	17,796
Foreign Currency Transactions	673
Forward Currency Contracts	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	13,423
Futures	(2,771)
Translation of Foreign Currency Denominated Amounts	(814)
Net Realized and Unrealized Gain (Loss)	289,971
Net Increase (Decrease) in Net Assets Resulting from Operations	$528,204
____________________

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

**	Net of foreign capital gain taxes withheld of $0.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Year	Year
	Ended	Ended
	Oct. 31, 2016	Oct. 31, 2015
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$238,233	$208,124
Net Realized Gain (Loss) on:
Investment Securities Sold*	261,664	376,613
Futures	17,796	(4,583)
Foreign Currency Transactions	673	(2,876)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	13,423	(293,604)
Futures	(2,771)	(22)
Translation of Foreign Currency Denominated Amounts	(814)	344
Net Increase (Decrease) in Net Assets Resulting from Operations	528,204	283,996
Distributions From:
Net Investment Income:
Institutional Class Shares	(283,791)	(208,535)
Net Short-Term Gains:
Institutional Class Shares	—	(27,069)
Net Long-Term Gains:
Institutional Class Shares	(207,859)	(250,320)
Total Distributions	(491,650)	(485,924)
Capital Share Transactions (1):
Shares Issued	2,126,348	1,961,417
Shares Issued in Lieu of Cash Distributions	473,837	472,853
Shares Redeemed	(1,572,870)	(1,753,367)
Net Increase (Decrease) from Capital Share Transactions	1,027,315	680,903
Total Increase (Decrease) in Net Assets	1,063,869	478,975
Net Assets
Beginning of Year	9,323,492	8,844,517
End of Year	$10,387,361	$9,323,492
(1) Shares Issued and Redeemed:
Shares Issued	124,163	110,551
Shares Issued in Lieu of Cash Distributions	27,874	28,178
Shares Redeemed	(92,160)	(99,058)
Net Increase (Decrease) from Shares Issued and Redeemed	59,877	39,671
Undistributed Net Investment Income (Distributions in Excess of Net
Investment Income)	$(18,870)	$34,648
____________________

*	Net of foreign capital gain taxes withheld of $0.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Year	$17.78	$18.24	$19.40	$15.28	$15.21
Income from Investment Operations
Net Investment Income (Loss) (A)	0.43	0.41	0.42	0.42	0.38
Net Gains (Losses) on Securities
(Realized and Unrealized)	0.48	0.12	(0.62)	4.16	0.39
Total from Investment Operations	0.91	0.53	(0.20)	4.58	0.77
Less Distributions
Net Investment Income	(0.51)	(0.42)	(0.42)	(0.37)	(0.42)
Net Realized Gains	(0.40)	(0.57)	(0.54)	(0.09)	(0.28)
Total Distributions	(0.91)	(0.99)	(0.96)	(0.46)	(0.70)
Net Asset Value, End of Year	$17.78	$17.78	$18.24	$19.40	$15.28
Total Return	5.43%	3.30%	(1.09)%	30.66%	5.63%
Net Assets, End of Year (thousands)	$10,387,361	$9,323,492	$8,844,517	$8,520,717	$6,423,160
Ratio of Expenses to Average Net Assets (B)	0.53%	0.54%	0.53%	0.54%	0.56%
Ratio of Expenses to Average Net Assets
(Excluding Fees (Waived), (Expenses
Reimbursed), and/or Previously Waived
Fees Recovered by Advisor) (B)	0.53%	0.54%	0.53%	0.54%	0.56%
Ratio of Net Investment Income to Average
Net Assets	2.47%	2.30%	2.15%	2.47%	2.58%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-five operational portfolios, of which the International Small Company Portfolio (the “Portfolio”) is included in this Report.

The Portfolio is a Fund of Funds that invests in five series of The DFA Investment Trust Company (the “Master Funds”):

		Percentage
		Ownership
Fund of Funds	Master Funds	at 10/31/16
International Small Company Portfolio	The Continental Small Company Series	92%
	The Japanese Small Company Series	84%
	The United Kingdom Small Company Series	96%
	The Asia Pacific Small Company Series	84%
	The Canadian Small Company Series	98%

The Portfolio also invests in short-term temporary cash investments and futures.

The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments) Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

The International Small Company Portfolio’s investments in series of DFAITC reflect its proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’ Fees & Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

International Small Company Portfolio recognizes its pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund within DFAITC, which are treated as partnerships for federal income tax purposes.

The Portfolio may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor and Administrator:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio.

For the year ended October 31, 2016, the International Small Company Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of average daily net assets.

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.45% of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount listed above. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the Expense Limitation Amount listed above. At any time that the Portfolio Expenses of the Portfolio were less than the Expense Limitation Amount listed above, the Advisor retained the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement was within thirty-six months and did not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Expense Limitation Amount then in effect.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2016, the total related amounts paid by the Fund to the CCO were $291 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At October 31, 2016, the total liability for deferred compensation to Directors was $257 and is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities (amounts in thousands).

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to realized gains on securities considered to be “passive foreign investment companies”, non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

		Increase	Increase
	Increase	(Decrease)	(Decrease)
	(Decrease)	Undistributed	Accumulated
	Paid-In	Net Investment	Net Realized
	Capital	Income	Gains (Losses)
International Small Company Portfolio	22,671	(7,960)	(14,711)

The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
International Small Company Portfolio
2015	235,604	250,320	485,924
2016	283,791	207,859	491,650

At October 31, 2016, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
International Small Company Portfolio	(11,313)	(10,494)	(21,808)

At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed				Total Net
	Net Investment				Distributable
	Income and	Undistributed		Unrealized	Earnings
	Short-Term	Long-Term	Capital Loss	Appreciation	(Accumulated
	Capital Gains	Capital Gains	Carryforwards	(Depreciation)	Losses)
International Small Company Portfolio	$81,583	$251,071	—	$647,525	$980,179

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolio did not have any capital loss carryforwards available to offset future realized capital gains.

At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
International Small Company Portfolio	$9,645,400	$901,692	$(253,084)	$648,608

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

In accordance with the Portfolio’s investment objective and policies, the Portfolio may invest, either directly or indirectly through its investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Derivative Financial instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio.

2. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed.

When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. When entering into stock index futures, the Portfolio is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At October 31, 2016, the Portfolio had outstanding futures contracts (dollar amounts in thousands):

		Expiration	Number of	Contract	Unrealized	Cash
	Description	Date	Contracts*	Value	Gain (Loss)	Collateral
International Small
Company Portfolio	Russell 2000 Index®	12/16/16	270	$32,111	$(1,548)	$1,450
International Small
Company Portfolio	S&P 500 Emini Index®	12/16/16	505	53,533	(1,240)	2,416
				$85,644	$(2,788)	$3,866

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2016 (amounts in thousands):

Futures
International Small Company Portfolio	$69,319

Securities have been segregated as collateral for open futures contracts.

The following is a summary of the location of derivatives on the Portfolio’s Statements of Assets and Liabilities as of October 31, 2016:

Location on the Statements of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives
Equity contracts	Receivables: Futures	Payables: Futures
	Margin Variation	Margin Variation

The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of October 31, 2016 (amounts in thousands):

	Liability Derivatives Value
	Total Value
	at	Equity
	October 31, 2016	Contracts*
International Small Company Portfolio	(2,788)	(2,788)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the location on the Portfolio’s Statements of Operations of realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings through the year ended October 31, 2016:

Derivative Type	Location of Gain (Loss) on Derivatives
Equity contracts	Net Realized Gain (Loss) on: Futures
Change in Unrealized Appreciation (Depreciation) of: Futures

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2016 (amounts in thousands):

	Realized Gain (Loss) on
	Derivatives
		Equity
	Total	Contracts
International Small Company Portfolio	17,796	17,796

	Change in Unrealized
	Appreciation (Depreciation) on
	Derivatives
		Equity
	Total	Contracts
International Small Company Portfolio	(2,771)	(2,771)

G. Line of Credit and Interfund Lending:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016 with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

For the year ended October 31, 2016, borrowings by the Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount
	Average	Average	Days	Expense	Borrowed During
	Interest Rate	Loan Balance	Outstanding*	Incurred	The Period
International Small Company Portfolio	1.00%	$3,790	13	$1	$18,387
* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2016, that the Portfolio’s available line of credit was utilized.

There were no outstanding borrowings by the Portfolio under the lines of credit as of October 31, 2016.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain Portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating Portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business days’ notice.

The Portfolio did not utilize the interfund lending program during the year ended October 31, 2016.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Other:

At October 31, 2016, the following number of shareholders held the following approximate percentages of the stated Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
	Number of	Percentage of
	Shareholders	Ownership Shares
International Small Company Portfolio – Institutional Class Shares	4	61%

J. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and
Shareholders of the International Small Company Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of International Small Company Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the “Portfolio”) as of October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2016

Selected Financial Statements of The DFA Investment Trust Company

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2016

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/16	10/31/16	Ratio*	Period*
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$1,136.10	0.13%	$0.70
Hypothetical 5% Annual Return	$1,000.00	$1,024.48	0.13%	$0.66

The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,065.90	0.13%	$0.68
Hypothetical 5% Annual Return	$1,000.00	$1,024.48	0.13%	$0.66

The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$884.20	0.12%	$0.57
Hypothetical 5% Annual Return	$1,000.00	$1,024.53	0.12%	$0.61

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/16	10/31/16	Ratio*	Period*
The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,017.80	0.13%	$0.66
Hypothetical 5% Annual Return	$1,000.00	$1,024.48	0.13%	$0.66

The Canadian Small Company Series
Actual Fund Return	$1,000.00	$1,004.00	0.12%	$0.60
Hypothetical 5% Annual Return	$1,000.00	$1,024.53	0.12%	$0.61
____________________

*	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2015. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer	Consumer			Health		Information		Real	Telecommunication
	Discretionary	Staples	Energy	Financials	Care	Industrials	Technology	Materials	Estate	Services	Utilities	Total
The Japanese Small
Company Series	19.4%	8.5%	1.0%	9.4%	4.4%	28.6%	13.1%	12.7%	2.0%	0.1%	0.8%	100%
The Asia Pacific Small
Company Series	25.4%	5.9%	2.8%	10.1%	6.6%	16.0%	6.1%	14.5%	6.2%	3.1%	3.3%	100%
The United Kingdom Small
Company Series	20.2%	5.6%	5.2%	14.0%	3.9%	27.5%	10.0%	8.4%	2.5%	0.7%	2.0%	100%
The Continental Small
Company Series	12.8%	6.1%	3.0%	11.6%	9.2%	26.3%	9.4%	10.4%	6.0%	2.7%	2.5%	100%
The Canadian Small
Company Series	9.5%	4.4%	23.6%	6.0%	1.6%	12.6%	3.9%	29.1%	2.0%	0.5%	6.8%	100%

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2016
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (92.0%)
Consumer Discretionary — (17.8%)
Aoyama Trading Co., Ltd.	304,000	$10,563,899	0.4%
Shimachu Co., Ltd.	297,200	7,908,168	0.3%
Toyo Tire & Rubber Co., Ltd.	623,700	7,746,745	0.3%
Wacoal Holdings Corp.	676,000	7,869,935	0.3%
Other Securities		547,758,675	17.9%
Total Consumer Discretionary		581,847,422	19.2%

Consumer Staples — (7.4%)
Ain Holdings, Inc.	124,600	8,235,354	0.3%
Morinaga Milk Industry Co., Ltd.	1,164,000	8,368,211	0.3%
Takara Holdings, Inc.	980,300	9,002,362	0.3%
Other Securities		215,978,548	7.1%
Total Consumer Staples		241,584,475	8.0%

Energy — (1.0%)
Other Securities		32,397,781	1.1%

Financials — (9.0%)
77 Bank, Ltd. (The)	1,749,760	8,427,668	0.3%
Daishi Bank, Ltd. (The)	2,071,000	9,273,305	0.3%
North Pacific Bank, Ltd.	2,303,600	9,486,865	0.3%
San-In Godo Bank, Ltd. (The)	957,000	7,973,031	0.3%
Other Securities		261,303,828	8.6%
Total Financials		296,464,697	9.8%

Health Care — (4.0%)
Nipro Corp.	702,100	7,661,180	0.3%
# Rohto Pharmaceutical Co., Ltd.	546,700	8,575,059	0.3%
Tsumura & Co.	359,800	9,902,975	0.3%
Other Securities		103,585,426	3.4%
Total Health Care		129,724,640	4.3%

Industrials — (26.6%)
Aica Kogyo Co., Ltd.	314,300	8,273,967	0.3%
Fujikura, Ltd.	1,935,000	10,478,704	0.4%
Furukawa Electric Co., Ltd.	462,800	13,505,376	0.5%
Glory, Ltd.	268,900	8,473,658	0.3%
GS Yuasa Corp.	2,130,000	8,831,089	0.3%
Hanwa Co., Ltd.	1,221,000	7,965,602	0.3%
Mitsui Engineering & Shipbuilding Co., Ltd.	5,109,000	7,900,418	0.3%
Nishimatsu Construction Co., Ltd.	1,794,000	8,670,321	0.3%
Nisshinbo Holdings, Inc.	870,500	8,381,913	0.3%
NTN Corp.	2,488,000	10,037,113	0.3%
OKUMA Corp.	849,000	8,077,795	0.3%
# OSG Corp.	452,700	8,888,747	0.3%
Penta-Ocean Construction Co., Ltd.	1,724,600	8,320,221	0.3%
Pilot Corp.	188,800	7,783,466	0.3%
Sankyu, Inc.	1,540,000	9,292,447	0.3%
Sanwa Holdings Corp.	1,232,600	11,723,223	0.4%

The Japanese Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (Continued)
Ushio, Inc.	655,900	$8,342,207	0.3%
Other Securities		717,742,707	23.3%
Total Industrials		872,688,974	28.8%

Information Technology — (12.0%)
Citizen Watch Co., Ltd.	1,523,200	9,081,490	0.3%
Horiba, Ltd.	212,650	9,820,736	0.3%
Ibiden Co., Ltd.	620,978	8,328,189	0.3%
Taiyo Yuden Co., Ltd.	678,700	8,119,220	0.3%
TIS, Inc.	505,101	10,795,796	0.4%
Topcon Corp.	595,400	8,932,130	0.3%
Ulvac, Inc.	252,600	7,711,327	0.3%
Other Securities		332,108,333	10.8%
Total Information Technology		394,897,221	13.0%

Materials — (11.5%)
Denka Co., Ltd.	1,949,000	8,580,724	0.3%
Mitsui Mining & Smelting Co., Ltd.	3,627,000	9,117,334	0.3%
Nippon Kayaku Co., Ltd.	683,000	8,421,941	0.3%
NOF Corp.	870,000	8,345,792	0.3%
Showa Denko KK	845,099	12,071,509	0.4%
Sumitomo Osaka Cement Co., Ltd.	2,493,000	9,393,234	0.3%
* Tokuyama Corp.	2,159,000	8,172,315	0.3%
Toyobo Co., Ltd.	5,688,000	8,453,957	0.3%
Ube Industries, Ltd.	6,661,000	13,918,861	0.5%
# Zeon Corp.	770,000	7,583,490	0.3%
Other Securities		283,156,849	9.2%
Total Materials		377,216,006	12.5%

Real Estate — (1.9%)
Leopalace21 Corp.	1,960,700	10,829,792	0.4%
Other Securities		50,765,146	1.6%
Total Real Estate		61,594,938	2.0%

Telecommunication Services — (0.1%)
Other Securities		2,223,722	0.1%

Utilities — (0.7%)
Hokkaido Electric Power Co., Inc.	1,082,100	8,434,319	0.3%
Other Securities		15,171,608	0.5%
Total Utilities		23,605,927	0.8%
TOTAL COMMON STOCKS		3,014,245,803	99.6%

TOTAL INVESTMENT SECURITIES		3,014,245,803

		Value†
SECURITIES LENDING COLLATERAL — (8.0%)
§@DFA Short Term Investment Fund	22,781,334	263,625,595	8.7%
TOTAL INVESTMENTS — (100.0%) (Cost $2,944,292,033)^		$3,277,871,398	108.3%
____________________

^       The cost for federal income tax purposes is $2,944,292,033.

The Japanese Small Company Series
continued

Summary of the Series’ investments as of December 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,155,861	$580,691,561	—	$581,847,422
Consumer Staples	4,124,406	237,460,069	—	241,584,475
Energy	—	32,397,781	—	32,397,781
Financials	5,227,900	291,236,797	—	296,464,697
Health Care	—	129,724,640	—	129,724,640
Industrials	—	872,688,974	—	872,688,974
Information Technology	—	394,897,221	—	394,897,221
Materials	—	377,216,006	—	377,216,006
Real Estate	—	61,594,938	—	61,594,938
Telecommunication Services	—	2,223,722	—	2,223,722
Utilities	—	23,605,927	—	23,605,927
Securities Lending Collateral	—	263,625,595	—	263,625,595
TOTAL	$10,508,167	$3,267,363,231	—	$3,277,871,398

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2016
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (86.0%)
AUSTRALIA — (43.3%)
	Adelaide Brighton, Ltd.	3,668,074	$14,347,509	1.0%
#	Alumina, Ltd.	7,413,478	9,693,819	0.7%
	Ansell, Ltd.	563,728	10,030,349	0.7%
	Bank of Queensland, Ltd.	923,162	7,889,368	0.5%
	Beach Energy, Ltd.	13,573,519	8,260,061	0.6%
	BlueScope Steel, Ltd.	1,511,506	10,045,567	0.7%
	Boral, Ltd.	3,427,616	13,343,977	0.9%
	carsales.com, Ltd.	1,702,940	13,912,570	0.9%
	Cleanaway Waste Management, Ltd.	10,357,050	9,173,336	0.6%
	CSR, Ltd.	3,350,138	11,138,076	0.8%
	Downer EDI, Ltd.	2,910,872	12,745,830	0.9%
	DuluxGroup, Ltd.	3,101,823	13,926,770	0.9%
	Fairfax Media, Ltd.	15,303,894	9,805,179	0.7%
	GrainCorp, Ltd. Class A	1,251,687	8,625,073	0.6%
#	InvoCare, Ltd.	905,619	9,050,224	0.6%
#	IOOF Holdings, Ltd.	1,900,338	12,596,047	0.9%
#	IRESS, Ltd.	1,123,183	9,597,858	0.7%
#	JB Hi-Fi, Ltd.	962,791	19,460,401	1.3%
	Magellan Financial Group, Ltd.	493,135	8,428,794	0.6%
#*	Metcash, Ltd.	5,144,197	8,459,988	0.6%
#	Mineral Resources, Ltd.	1,168,088	10,167,310	0.7%
	nib holdings, Ltd.	2,713,689	9,286,375	0.6%
#	Northern Star Resources, Ltd.	4,806,957	12,285,908	0.8%
	Nufarm, Ltd.	1,280,776	8,439,156	0.6%
	Orora, Ltd.	3,956,731	8,508,962	0.6%
	OZ Minerals, Ltd.	2,198,276	12,419,670	0.8%
#	Perpetual, Ltd.	356,426	12,503,310	0.9%
	Primary Health Care, Ltd.	3,292,878	9,672,775	0.7%
#	Sims Metal Management, Ltd.	1,382,214	12,705,601	0.9%
#	Spark Infrastructure Group	11,913,246	20,435,277	1.4%
#	Super Retail Group, Ltd.	1,280,749	9,534,725	0.7%
	Tabcorp Holdings, Ltd.	3,586,818	12,426,532	0.8%
#	Vocus Communications, Ltd.	4,260,609	11,864,629	0.8%
#*	Whitehaven Coal, Ltd.	4,143,411	7,756,054	0.5%
	Other Securities		359,532,639	24.0%
TOTAL AUSTRALIA			738,069,719	50.0%

CHINA — (0.2%)
	Other Securities		2,848,817	0.2%

HONG KONG — (24.2%)
#	Dah Sing Financial Holdings, Ltd.	1,435,744	9,692,762	0.7%
#*	Esprit Holdings, Ltd.	14,664,650	11,494,234	0.8%
	Hopewell Holdings, Ltd.	3,243,000	11,148,993	0.8%
	Luk Fook Holdings International, Ltd.	3,154,000	8,219,240	0.6%
	Man Wah Holdings, Ltd.	13,578,800	9,168,694	0.6%
#	Vitasoy International Holdings, Ltd.	5,433,000	10,885,584	0.7%
	VTech Holdings, Ltd.	735,400	9,817,835	0.7%
	Xinyi Glass Holdings, Ltd.	17,658,000	14,385,560	1.0%
	Other Securities		328,092,875	22.0%
TOTAL HONG KONG			412,905,777	27.9%

The Asia Pacific Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
NEW ZEALAND — (7.5%)
Fisher & Paykel Healthcare Corp., Ltd.	2,108,984	$12,473,749	0.8%
# Ryman Healthcare, Ltd.	1,681,908	9,470,224	0.6%
SKYCITY Entertainment Group, Ltd.	5,162,402	14,085,503	1.0%
Other Securities		92,577,268	6.3%
TOTAL NEW ZEALAND		128,606,744	8.7%

SINGAPORE — (10.8%)
#* Noble Group, Ltd.	75,184,800	8,768,142	0.6%
SATS, Ltd.	2,695,900	9,019,882	0.6%
# Singapore Post, Ltd.	10,300,000	10,402,463	0.7%
UOL Group, Ltd.	1,967,864	8,112,659	0.6%
Venture Corp., Ltd.	1,994,100	13,582,050	0.9%
Other Securities		134,277,389	9.1%
TOTAL SINGAPORE		184,162,585	12.5%
TOTAL COMMON STOCKS		1,466,593,642	99.3%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		28,211	0.0%

BERMUDA — (0.0%)
Other Securities		9,305	0.0%

SINGAPORE — (0.0%)
Other Securities		28,247	0.0%

TOTAL RIGHTS/WARRANTS		65,763	0.0%
TOTAL INVESTMENT SECURITIES		1,466,659,405

		Value†
SECURITIES LENDING COLLATERAL — (14.0%)
§@DFA Short Term Investment Fund	20,548,587	237,788,253	16.1%
TOTAL INVESTMENTS — (100.0%) (Cost $1,812,819,807)^		$1,704,447,658	115.4%
____________________

^      The cost for federal income tax purposes is $1,812,819,807.

The Asia Pacific Small Company Series
continued

Summary of the Series’ investments as of December 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$977,582	$737,092,137	—	$738,069,719
China	—	2,848,817	—	2,848,817
Hong Kong	237,551	412,668,226	—	412,905,777
New Zealand	376,334	128,230,410	—	128,606,744
Singapore	306,508	183,856,077	—	184,162,585
Rights/Warrants
Australia	—	28,211	—	28,211
Bermuda	—	9,305	—	9,305
Hong Kong	—	—	—	—
Singapore	—	28,247	—	28,247
Securities Lending Collateral	—	237,788,253	—	237,788,253
TOTAL	$1,897,975	$1,702,549,683	—	$1,704,447,658

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2016
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (96.6%)
Consumer Discretionary — (19.3%)
B&M European Value Retail SA	3,300,251	$11,307,266	0.6%
Bellway P.L.C.	637,459	19,431,469	1.1%
Daily Mail & General Trust P.L.C. Class A	1,271,481	12,176,097	0.7%
Domino’s Pizza Group P.L.C.	2,536,833	11,257,720	0.6%
Greene King P.L.C.	1,786,209	15,348,504	0.9%
Inchcape P.L.C.	2,190,976	18,934,318	1.1%
UBM P.L.C.	1,950,843	17,560,077	1.0%
WH Smith P.L.C.	680,498	13,038,881	0.7%
William Hill P.L.C.	4,185,519	14,949,611	0.8%
Other Securities		217,149,732	12.3%
Total Consumer Discretionary		351,153,675	19.8%

Consumer Staples — (5.3%)
Booker Group P.L.C.	8,105,070	17,519,847	1.0%
Tate & Lyle P.L.C.	2,319,044	20,181,815	1.1%
Other Securities		58,639,690	3.3%
Total Consumer Staples		96,341,352	5.4%

Energy — (5.6%)
Amec Foster Wheeler P.L.C.	2,037,469	11,765,464	0.7%
John Wood Group P.L.C.	1,887,172	20,378,522	1.1%
Petrofac, Ltd.	1,141,776	12,218,826	0.7%
#* Tullow Oil P.L.C.	5,009,214	19,308,190	1.1%
Other Securities		37,485,129	2.1%
Total Energy		101,156,131	5.7%

Financials — (13.0%)
Beazley P.L.C.	2,740,810	13,100,391	0.7%
Close Brothers Group P.L.C.	785,896	13,958,020	0.8%
Henderson Group P.L.C.	5,628,395	16,244,585	0.9%
Hiscox, Ltd.	1,494,924	18,732,398	1.1%
Intermediate Capital Group P.L.C.	1,340,691	11,542,751	0.7%
Jupiter Fund Management P.L.C.	2,162,762	11,777,958	0.7%
Man Group P.L.C.	8,025,798	11,677,493	0.7%
Phoenix Group Holdings	1,466,980	13,279,377	0.7%
Saga P.L.C.	4,624,740	11,138,116	0.6%
Tullett Prebon P.L.C.	2,563,777	13,634,997	0.8%
Other Securities		101,293,587	5.7%
Total Financials		236,379,673	13.4%

Health Care — (3.5%)
*BTG P.L.C.	1,870,654	13,584,615	0.8%
Indivior P.L.C.	3,662,912	13,346,335	0.7%
Other Securities		36,545,253	2.1%
Total Health Care		63,476,203	3.6%

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
	Industrials — (27.4%)
	Aggreko P.L.C.	1,332,278	$15,039,277	0.8%
	Balfour Beatty P.L.C.	3,549,781	11,722,644	0.7%
	BBA Aviation P.L.C.	5,623,297	19,605,290	1.1%
	Cobham P.L.C.	8,760,026	17,637,802	1.0%
	G4S P.L.C.	4,186,631	12,100,926	0.7%
	Hays P.L.C.	6,566,676	12,049,293	0.7%
	Howden Joinery Group P.L.C.	3,165,528	14,938,171	0.8%
	IMI P.L.C.	1,291,794	16,520,476	0.9%
	Meggitt P.L.C.	3,090,230	17,451,115	1.0%
	Melrose Industries P.L.C.	10,887,020	26,462,934	1.5%
	Rentokil Initial P.L.C.	8,861,710	24,243,686	1.4%
	Rotork P.L.C.	3,918,039	11,627,202	0.7%
	Spirax-Sarco Engineering P.L.C.	355,118	18,275,928	1.0%
	Weir Group P.L.C. (The)	1,080,278	25,104,799	1.4%
	Other Securities		257,055,424	14.6%
	Total Industrials		499,834,967	28.3%

	Information Technology — (9.5%)
	Electrocomponents P.L.C.	2,396,207	14,062,924	0.8%
	Halma P.L.C.	1,951,180	21,586,831	1.2%
#	Micro Focus International P.L.C.	539,522	14,489,419	0.8%
	Playtech P.L.C.	1,111,348	11,306,677	0.6%
	Rightmove P.L.C.	477,301	22,927,820	1.3%
	Spectris P.L.C.	613,329	17,476,706	1.0%
	Other Securities		70,589,289	4.0%
	Total Information Technology		172,439,666	9.7%

	Materials — (7.8%)
	DS Smith P.L.C.	4,938,232	24,797,760	1.4%
	RPC Group P.L.C.	1,638,321	21,475,299	1.2%
	Other Securities		96,487,380	5.5%
	Total Materials		142,760,439	8.1%

	Real Estate — (2.5%)
	Other Securities		45,964,718	2.6%

	Telecommunication Services — (0.7%)
	Other Securities		13,365,743	0.8%

	Utilities — (2.0%)
	Pennon Group P.L.C.	1,994,817	20,302,685	1.1%
	Other Securities		15,415,665	0.9%
	Total Utilities		35,718,350	2.0%
	TOTAL COMMON STOCKS		1,758,590,917	99.4%
	TOTAL INVESTMENT SECURITIES		1,758,590,917

			Value†
	SECURITIES LENDING COLLATERAL — (3.4%)
§ @	DFA Short Term Investment Fund	5,356,427	61,984,568	3.5%
	TOTAL INVESTMENTS — (100.0%)
	(Cost $1,731,563,401)^		$1,820,575,485	102.9%
____________________

^	The cost for federal income tax purposes is $1,731,563,401.

The United Kingdom Small Company Series
continued

Summary of the Series’ investments as of December 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$351,153,675	—	$351,153,675
Consumer Staples	—	96,341,352	—	96,341,352
Energy	—	101,156,131	—	101,156,131
Financials	$8,825,450	227,554,223	—	236,379,673
Health Care	—	63,476,203	—	63,476,203
Industrials	—	499,834,967	—	499,834,967
Information Technology	1,309,557	171,130,109	—	172,439,666
Materials	—	142,760,439	—	142,760,439
Real Estate	—	45,964,718	—	45,964,718
Telecommunication Services	—	13,365,743	—	13,365,743
Utilities	—	35,718,350	—	35,718,350
Securities Lending Collateral	—	61,984,568	—	61,984,568
TOTAL	$10,135,007	$1,810,440,478	—	$1,820,575,485

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2016
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (89.9%)
AUSTRIA — (3.0%)
ANDRITZ AG	310,627	$15,566,678	0.4%
Other Securities		121,572,943	2.9%
TOTAL AUSTRIA		137,139,621	3.3%

BELGIUM — (4.2%)
Ackermans & van Haaren NV	134,383	18,666,762	0.5%
Umicore SA	412,343	23,458,773	0.6%
Other Securities		149,301,875	3.5%
TOTAL BELGIUM		191,427,410	4.6%

DENMARK — (4.2%)
GN Store Nord A.S.	826,732	17,097,087	0.4%
Jyske Bank A.S.	345,747	16,441,309	0.4%
* TDC A.S.	4,165,514	21,353,969	0.5%
Other Securities		138,783,599	3.4%
TOTAL DENMARK		193,675,964	4.7%

FINLAND — (6.7%)
Amer Sports Oyj	641,324	17,018,455	0.4%
Elisa Oyj	734,075	23,829,141	0.6%
Huhtamaki Oyj	467,536	17,327,232	0.4%
Kesko Oyj Class B	345,206	17,227,737	0.4%
Metso Oyj	549,230	15,625,000	0.4%
Nokian Renkaat Oyj	623,433	23,177,911	0.6%
Orion Oyj Class B	436,647	19,401,023	0.5%
* Outokumpu Oyj	3,022,031	26,909,215	0.7%
Other Securities		143,868,736	3.3%
TOTAL FINLAND		304,384,450	7.3%

FRANCE — (12.5%)
Arkema SA	298,145	29,143,870	0.7%
Edenred	946,779	18,746,715	0.5%
Lagardere SCA	619,304	17,189,044	0.4%
Rexel SA	1,596,995	26,238,437	0.6%
Rubis SCA	203,675	16,774,964	0.4%
SEB SA	120,657	16,349,482	0.4%
STMicroelectronics NV	2,136,887	24,220,433	0.6%
Teleperformance	336,308	33,716,824	0.8%
* Ubisoft Entertainment SA	521,852	18,544,365	0.5%
Other Securities		369,336,180	8.8%
TOTAL FRANCE		570,260,314	13.7%

The Continental Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
GERMANY — (15.0%)
Aareal Bank AG	409,233	$15,348,599	0.4%
* Dialog Semiconductor P.L.C.	382,079	16,053,013	0.4%
Freenet AG	652,809	18,346,927	0.4%
Hugo Boss AG	261,242	15,948,572	0.4%
# K+S AG	990,931	23,605,024	0.6%
* KUKA AG	134,984	16,316,193	0.4%
Lanxess AG	484,758	31,743,525	0.8%
LEG Immobilien AG	306,750	23,791,358	0.6%
# MTU Aero Engines AG	249,839	28,818,892	0.7%
Osram Licht AG	343,036	17,963,212	0.4%
* QIAGEN NV	744,663	20,867,950	0.5%
Stada Arzneimittel AG	306,492	15,833,942	0.4%
Other Securities		441,349,607	10.5%
TOTAL GERMANY		685,986,814	16.5%

IRELAND — (1.2%)
Kingspan Group P.L.C.	622,048	16,815,462	0.4%
Other Securities		37,082,604	0.9%
TOTAL IRELAND		53,898,066	1.3%

ISRAEL — (1.8%)
Other Securities		84,469,736	2.0%

ITALY — (8.7%)
# Mediaset SpA	4,351,208	18,740,361	0.5%
Prysmian SpA	1,026,230	26,302,604	0.6%
Other Securities		351,973,004	8.4%
TOTAL ITALY		397,015,969	9.5%

NETHERLANDS — (4.7%)
Aalberts Industries NV	600,156	19,443,822	0.5%
Delta Lloyd NV	2,709,093	15,141,665	0.4%
# Gemalto NV	304,031	17,558,209	0.4%
Other Securities		162,396,444	3.9%
TOTAL NETHERLANDS		214,540,140	5.2%

NORWAY — (2.7%)
Other Securities		122,009,871	2.9%

PORTUGAL — (0.9%)
Other Securities		41,090,554	1.0%

The Continental Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
SPAIN — (5.1%)
Gamesa Corp. Tecnologica SA	1,203,576	$24,333,507	0.6%
Other Securities		209,676,210	5.0%
TOTAL SPAIN		234,009,717	5.6%

SWEDEN — (7.6%)
Other Securities		345,727,344	8.3%

SWITZERLAND — (11.6%)
Baloise Holding AG	131,033	16,488,511	0.4%
Flughafen Zuerich AG	104,871	19,433,325	0.5%
Georg Fischer AG	22,511	18,410,048	0.4%
Helvetia Holding AG	36,269	19,514,567	0.5%
Logitech International SA	650,486	16,189,561	0.4%
PSP Swiss Property AG	201,709	17,420,956	0.4%
Straumann Holding AG	44,803	17,457,993	0.4%
Temenos Group AG	318,043	22,107,453	0.5%
Other Securities		383,375,647	9.3%
TOTAL SWITZERLAND		530,398,061	12.8%
TOTAL COMMON STOCKS		4,106,034,031	98.7%

PREFERRED STOCKS — (0.7%)

GERMANY — (0.7%)
Other Securities		32,397,362	0.8%
TOTAL PREFERRED STOCKS		32,397,362	0.8%

RIGHTS/WARRANTS — (0.0%)

NORWAY — (0.0%)
Other Securities		88,315	0.0%

SPAIN — (0.0%)
Other Securities		132,136	0.0%
TOTAL RIGHTS/WARRANTS		220,451	0.0%
TOTAL INVESTMENT SECURITIES		4,138,651,844

		Value†
SECURITIES LENDING COLLATERAL — (9.4%)
§@ DFA Short Term Investment Fund	37,009,517	428,274,127	10.3%
TOTAL INVESTMENTS — (100.0%) (Cost $3,937,134,875)^		$4,566,925,971	109.8%
____________________

^	The cost for federal income tax purposes is $3,937,134,875.

The Continental Small Company Series
continued

Summary of the Series’ investments as of December 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$137,139,621	—	$137,139,621
Belgium	—	191,427,410	—	191,427,410
Denmark	—	193,675,964	—	193,675,964
Finland	—	304,384,450	—	304,384,450
France	—	570,260,314	—	570,260,314
Germany	—	685,986,814	—	685,986,814
Greece	—	—	—	—
Ireland	—	53,898,066	—	53,898,066
Israel	—	84,469,736	—	84,469,736
Italy	—	397,015,969	—	397,015,969
Netherlands	$154,357	214,385,783	—	214,540,140
Norway	—	122,009,871	—	122,009,871
Portugal	—	41,090,554	—	41,090,554
Spain	—	234,009,717	—	234,009,717
Sweden	—	345,727,344	—	345,727,344
Switzerland	—	530,398,061	—	530,398,061
Preferred Stocks
Germany	—	32,397,362	—	32,397,362
Rights/Warrants
Austria	—	—	—	—
Italy	—	—	—	—
Norway	—	88,315	—	88,315
Spain	—	132,136	—	132,136
Securities Lending Collateral	—	428,274,127	—	428,274,127
TOTAL	$154,357	$4,566,771,614	—	$4,566,925,971

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2016
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (84.5%)
Consumer Discretionary — (7.8%)
	Cineplex, Inc.	321,092	$12,249,158	1.2%
#	Corus Entertainment, Inc. Class B	740,938	6,953,278	0.7%
#	Enercare, Inc.	527,359	7,007,101	0.7%
#*	IMAX Corp.	259,917	8,161,394	0.8%
	Linamar Corp.	179,512	7,713,140	0.8%
	Other Securities		49,678,761	5.0%
Total Consumer Discretionary			91,762,832	9.2%

Consumer Staples — (3.6%)
	Cott Corp.	600,036	6,792,945	0.7%
	Maple Leaf Foods, Inc.	305,864	6,405,910	0.6%
	Premium Brands Holdings Corp.	144,762	7,435,138	0.8%
	Other Securities		22,115,899	2.2%
Total Consumer Staples			42,749,892	4.3%

Energy — (21.8%)
*	Advantage Oil & Gas, Ltd.	1,116,844	7,586,204	0.8%
*	Birchcliff Energy, Ltd.	1,028,636	7,178,579	0.7%
#	Enbridge Income Fund Holdings, Inc.	251,755	6,519,585	0.7%
	Enerplus Corp.	721,959	6,850,451	0.7%
#	Gibson Energy, Inc.	702,339	9,928,421	1.0%
#	Mullen Group, Ltd.	551,525	8,145,638	0.8%
*	Parex Resources, Inc.	765,891	9,640,307	1.0%
#	Parkland Fuel Corp.	477,625	10,006,771	1.0%
	Precision Drilling Corp.	1,782,881	9,720,098	1.0%
*	Raging River Exploration, Inc.	1,094,651	8,609,478	0.9%
#	Secure Energy Services, Inc.	837,639	7,305,517	0.7%
	ShawCor, Ltd.	319,981	8,541,406	0.9%
	Veresen, Inc.	1,597,192	15,595,417	1.6%
	Whitecap Resources, Inc.	1,466,035	13,277,463	1.3%
	Other Securities		128,777,589	12.7%
Total Energy			257,682,924	25.8%

Financials — (5.5%)
#	Canadian Western Bank	468,032	10,576,167	1.1%
#	Home Capital Group, Inc.	325,263	7,592,256	0.8%
	Laurentian Bank of Canada	197,446	8,489,597	0.9%
	TMX Group, Ltd.	191,063	10,177,504	1.0%
	Other Securities		28,089,262	2.7%
Total Financials			64,924,786	6.5%

Health Care — (1.3%)
	Other Securities		15,576,783	1.6%

Industrials — (10.7%)
	MacDonald Dettwiler & Associates, Ltd.	172,507	8,594,193	0.9%
	New Flyer Industries, Inc.	254,471	7,740,361	0.8%
	Russel Metals, Inc.	362,155	6,899,732	0.7%
#	Stantec, Inc.	410,229	10,363,809	1.0%

The Canadian Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (Continued)
TFI International, Inc.	491,359	$12,768,417	1.3%
Toromont Industries, Ltd.	398,385	12,565,899	1.3%
Other Securities		67,233,905	6.6%
Total Industrials		126,166,316	12.6%

Information Technology — (3.3%)
Other Securities		39,674,251	4.0%

Materials — (22.7%)
Alamos Gold, Inc. Class A	1,545,462	10,658,757	1.1%
* B2Gold Corp.	5,284,073	12,554,421	1.3%
HudBay Minerals, Inc.	1,453,305	8,312,950	0.8%
* IAMGOLD Corp.	2,443,241	9,444,323	0.9%
* Lundin Mining Corp.	2,567,823	12,240,023	1.2%
Methanex Corp.	188,866	8,283,856	0.8%
* New Gold, Inc.	2,777,383	9,743,026	1.0%
OceanaGold Corp.	3,061,665	8,916,032	0.9%
Pan American Silver Corp.	990,673	14,941,443	1.5%
* Silver Standard Resources, Inc.	760,590	6,803,475	0.7%
# Stella-Jones, Inc.	204,600	6,640,947	0.7%
West Fraser Timber Co., Ltd.	266,200	9,518,685	1.0%
Other Securities		150,803,972	15.0%
Total Materials		268,861,910	26.9%

Real Estate — (1.7%)
FirstService Corp.	163,033	7,739,711	0.8%
Other Securities		12,998,563	1.3%
Total Real Estate		20,738,274	2.1%

Telecommunication Services — (0.4%)
Other Securities		4,559,893	0.4%

Utilities — (5.7%)
# Algonquin Power & Utilities Corp.	1,268,653	10,762,267	1.1%
Capital Power Corp.	535,609	9,266,895	0.9%
# Northland Power, Inc.	536,896	9,317,154	0.9%
# Superior Plus Corp.	737,043	6,999,068	0.7%
TransAlta Corp.	1,451,525	8,032,496	0.8%
Other Securities		23,271,113	2.4%
Total Utilities		67,648,993	6.8%
TOTAL COMMON STOCKS		1,000,346,854	100.2%
TOTAL INVESTMENT SECURITIES		1,000,346,854

		Value†
SECURITIES LENDING COLLATERAL — (15.5%)
§@ DFA Short Term Investment Fund	15,843,339	183,339,124	18.4%
TOTAL INVESTMENTS — (100.0%) (Cost $1,372,271,170)^		$1,183,685,978	118.6%
____________________

^	The cost for federal income tax purposes is $1,372,271,170.

The Canadian Small Company Series
continued

Summary of the Series’ investments as of December 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$91,756,086	$6,746	—	$91,762,832
Consumer Staples	42,749,892	—	—	42,749,892
Energy	257,624,002	58,922	—	257,682,924
Financials	64,924,786	—	—	64,924,786
Health Care	15,576,783	—	—	15,576,783
Industrials	126,166,316	—	—	126,166,316
Information Technology	39,674,251	—	—	39,674,251
Materials	268,861,752	158	—	268,861,910
Real Estate	20,738,274	—	—	20,738,274
Telecommunication Services	4,559,893	—	—	4,559,893
Utilities	67,648,993	—	—	67,648,993
Rights/Warrants	—	—	—	—
Securities Lending Collateral	—	183,339,124	—	183,339,124
TOTAL	$1,000,281,028	$183,404,950	—	$1,183,685,978

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2016

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (91.7%)
Consumer Discretionary — (17.8%)
Aoyama Trading Co., Ltd.	304,000	$10,709,561	0.4%
Shimachu Co., Ltd.	297,200	7,974,727	0.3%
Toyo Tire & Rubber Co., Ltd.	623,700	9,673,815	0.3%
Other Securities		575,455,539	18.3%
Total Consumer Discretionary		603,813,642	19.3%

Consumer Staples — (7.7%)
Ain Holdings, Inc.	124,600	8,409,946	0.3%
Morinaga Milk Industry Co., Ltd.	1,164,000	9,375,501	0.3%
Takara Holdings, Inc.	980,300	9,284,173	0.3%
Other Securities		235,670,534	7.5%
Total Consumer Staples		262,740,154	8.4%

Energy — (1.0%)
Other Securities		32,552,672	1.0%

Financials — (8.7%)
77 Bank, Ltd. (The)	1,749,760	7,904,201	0.3%
Daishi Bank, Ltd. (The)	2,071,000	8,905,139	0.3%
North Pacific Bank, Ltd.	2,303,600	8,591,023	0.3%
Other Securities		268,141,185	8.5%
Total Financials		293,541,548	9.4%

Health Care — (4.1%)
Nipro Corp.	702,100	8,670,187	0.3%
Rohto Pharmaceutical Co., Ltd.	546,700	9,592,173	0.3%
Ship Healthcare Holdings, Inc.	279,700	8,181,874	0.3%
Tsumura & Co.	359,800	10,225,153	0.3%
Other Securities		101,447,537	3.2%
Total Health Care		138,116,924	4.4%

Industrials — (26.2%)
Aica Kogyo Co., Ltd.	314,300	8,968,870	0.3%
# Chiyoda Corp.	993,000	8,661,260	0.3%
Daifuku Co., Ltd.	444,100	8,024,354	0.3%
Fujikura, Ltd.	1,935,000	11,369,097	0.4%
Furukawa Electric Co., Ltd.	462,800	13,615,795	0.4%
Glory, Ltd.	268,900	8,889,500	0.3%
GS Yuasa Corp.	2,130,000	9,197,857	0.3%
Japan Steel Works, Ltd. (The)	398,400	8,557,307	0.3%
Nishimatsu Construction Co., Ltd.	1,794,000	8,378,134	0.3%
Nisshinbo Holdings, Inc.	870,500	8,666,919	0.3%
# NTN Corp.	2,488,000	9,417,732	0.3%
# OSG Corp.	452,700	9,641,884	0.3%
Penta-Ocean Construction Co., Ltd.	1,724,600	10,277,125	0.3%
Pilot Corp.	188,800	8,441,250	0.3%
Sankyu, Inc.	1,540,000	9,068,678	0.3%
Sanwa Holdings Corp.	1,232,600	12,275,880	0.4%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (Continued)
Ushio, Inc.	655,900	$7,912,689	0.3%
Other Securities		726,289,505	22.9%
Total Industrials		887,653,836	28.3%

Information Technology — (12.0%)
Citizen Watch Co., Ltd.	1,437,500	8,078,459	0.3%
Horiba, Ltd.	212,650	10,168,702	0.3%
Ibiden Co., Ltd.	620,978	9,014,732	0.3%
TIS, Inc.	505,101	11,429,663	0.4%
# Topcon Corp.	595,400	8,886,823	0.3%
Ulvac, Inc.	252,600	7,975,585	0.3%
Other Securities		350,942,720	11.1%
Total Information Technology		406,496,684	13.0%

Materials — (11.6%)
ADEKA Corp.	544,000	8,223,372	0.3%
Denka Co., Ltd.	1,949,000	8,841,805	0.3%
Dowa Holdings Co., Ltd.	1,464,000	10,872,844	0.4%
FP Corp.	148,000	7,971,867	0.3%
Mitsui Mining & Smelting Co., Ltd.	3,627,000	8,080,917	0.3%
NOF Corp.	870,000	9,456,776	0.3%
Rengo Co., Ltd.	1,261,000	7,908,112	0.3%
Showa Denko KK	845,099	11,166,525	0.4%
Sumitomo Osaka Cement Co., Ltd.	2,493,000	10,325,300	0.3%
#* Tokuyama Corp.	2,159,000	9,231,383	0.3%
Toyobo Co., Ltd.	5,688,000	9,310,397	0.3%
Ube Industries, Ltd.	6,661,000	13,745,559	0.4%
Other Securities		278,920,108	8.7%
Total Materials		394,054,965	12.6%

Real Estate — (1.8%)
Leopalace21 Corp.	1,960,700	12,748,059	0.4%
Other Securities		50,288,777	1.6%
Total Real Estate		63,036,836	2.0%

Telecommunication Services — (0.1%)
Other Securities		2,374,986	0.1%

Utilities — (0.7%)
Hokkaido Electric Power Co., Inc.	1,082,100	8,229,493	0.3%
Other Securities		15,378,862	0.4%
Total Utilities		23,608,355	0.7%
TOTAL COMMON STOCKS		3,107,990,602	99.2%
TOTAL INVESTMENT SECURITIES		3,107,990,602

		Value†
SECURITIES LENDING COLLATERAL — (8.3%)
§@ DFA Short Term Investment Fund	24,279,430	280,961,564	9.0%
TOTAL INVESTMENTS — (100.0%) (Cost $2,964,543,542)		$3,388,952,166	108.2%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of the Series’ investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$796,842	$603,016,800	—	$603,813,642
Consumer Staples	—	262,740,154	—	262,740,154
Energy	—	32,552,672	—	32,552,672
Financials	4,973,609	288,567,939	—	293,541,548
Health Care	—	138,116,924	—	138,116,924
Industrials	—	887,653,836	—	887,653,836
Information Technology	—	406,496,684	—	406,496,684
Materials	—	394,054,965	—	394,054,965
Real Estate	—	63,036,836	—	63,036,836
Telecommunication Services	—	2,374,986	—	2,374,986
Utilities	—	23,608,355	—	23,608,355
Securities Lending Collateral	—	280,961,564	—	280,961,564
TOTAL	$5,770,451	$3,383,181,715	—	$3,388,952,166

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2016

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (85.5%)
AUSTRALIA — (44.3%)
	Adelaide Brighton, Ltd.	3,668,074	$14,902,982	1.0%
#	Alumina, Ltd.	9,800,265	11,778,711	0.8%
	Ansell, Ltd.	563,728	9,287,434	0.6%
#	Bendigo & Adelaide Bank, Ltd.	1,000,124	8,445,910	0.5%
	BlueScope Steel, Ltd.	2,354,984	13,971,247	0.9%
	Boral, Ltd.	2,174,013	10,386,960	0.7%
	carsales.com, Ltd.	1,702,940	13,782,286	0.9%
	Cleanaway Waste Management, Ltd.	10,357,050	9,119,140	0.6%
	CSR, Ltd.	3,350,138	9,302,355	0.6%
#	Downer EDI, Ltd.	2,910,872	12,865,733	0.8%
	DuluxGroup, Ltd.	3,101,823	15,169,738	1.0%
	Evolution Mining, Ltd.	4,976,497	8,775,916	0.6%
	Fairfax Media, Ltd.	15,303,894	9,586,076	0.6%
#	InvoCare, Ltd.	905,619	8,985,727	0.6%
#	IOOF Holdings, Ltd.	1,900,338	11,830,056	0.8%
#	IRESS, Ltd.	1,123,183	9,672,022	0.6%
	JB Hi-Fi, Ltd.	962,791	20,754,808	1.3%
	Mineral Resources, Ltd.	1,168,088	10,276,124	0.7%
#	nib holdings, Ltd.	2,713,689	9,937,859	0.6%
#	Northern Star Resources, Ltd.	4,806,957	15,547,800	1.0%
	Nufarm, Ltd.	1,280,776	8,597,852	0.6%
	Orora, Ltd.	3,956,731	8,718,958	0.6%
	OZ Minerals, Ltd.	2,198,276	11,231,748	0.7%
#	Perpetual, Ltd.	356,426	12,238,862	0.8%
	Primary Health Care, Ltd.	3,292,878	9,598,026	0.6%
#	Sims Metal Management, Ltd.	1,382,214	10,514,951	0.7%
	Sirtex Medical, Ltd.	413,240	8,746,855	0.6%
	Spark Infrastructure Group	11,913,246	20,084,154	1.3%
	Star Entertainment Grp, Ltd. (The)	4,207,608	15,921,346	1.0%
#	Super Retail Group, Ltd.	1,280,749	9,521,373	0.6%
#	Tabcorp Holdings, Ltd.	3,586,818	13,177,917	0.9%
#	Vocus Communications, Ltd.	4,260,609	18,472,126	1.2%
#*	Whitehaven Coal, Ltd.	4,143,411	9,528,724	0.6%
	Other Securities		409,368,233	26.0%
TOTAL AUSTRALIA			800,100,009	51.4%

CHINA — (0.2%)
	Other Securities		3,344,793	0.2%

HONG KONG — (23.1%)
	Cafe de Coral Holdings, Ltd.	2,330,000	8,226,629	0.5%
	Dah Sing Financial Holdings, Ltd.	1,408,144	9,551,504	0.6%
#*	Esprit Holdings, Ltd.	14,507,050	11,964,200	0.8%
#	Guotai Junan International Holdings, Ltd.	22,013,797	8,406,293	0.6%
	Hopewell Holdings, Ltd.	3,184,000	11,148,424	0.7%
	Luk Fook Holdings International, Ltd.	3,142,000	9,213,353	0.6%
	Man Wah Holdings, Ltd.	13,578,800	9,012,166	0.6%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
HONG KONG — (Continued)
# Vitasoy International Holdings, Ltd.	5,277,000	$11,020,785	0.7%
VTech Holdings, Ltd.	700,400	8,591,259	0.6%
# Xinyi Glass Holdings, Ltd.	17,658,000	15,182,993	1.0%
Other Securities		315,322,094	20.2%
TOTAL HONG KONG		417,639,700	26.9%

NEW ZEALAND — (7.4%)
Fisher & Paykel Healthcare Corp., Ltd.	2,455,045	15,543,967	1.0%
# Ryman Healthcare, Ltd.	1,772,699	11,251,074	0.7%
SKYCITY Entertainment Group, Ltd.	5,162,402	14,391,898	0.9%
Other Securities		93,352,887	6.1%
TOTAL NEW ZEALAND		134,539,826	8.7%

SINGAPORE — (10.5%)
#* Noble Group, Ltd.	75,184,800	8,939,601	0.6%
SATS, Ltd.	2,695,900	9,378,680	0.6%
# Singapore Post, Ltd.	10,132,100	11,641,927	0.8%
Venture Corp., Ltd.	1,994,100	13,622,092	0.9%
Other Securities		145,991,424	9.3%
TOTAL SINGAPORE		189,573,724	12.2%

UNITED STATES — (0.0%)
Other Securities		54,219	0.0%

TOTAL COMMON STOCKS		1,545,252,271	99.4%

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
Other Securities		96,131	0.0%

HONG KONG — (0.0%)
Other Securities		1,362	0.0%

SINGAPORE — (0.0%)
Other Securities		35,970	0.0%

TOTAL RIGHTS/WARRANTS		133,463	0.0%
TOTAL INVESTMENT SECURITIES		1,545,385,734

		Value†
SECURITIES LENDING COLLATERAL — (14.5%)
§@ DFA Short Term Investment Fund	22,627,303	261,843,149	16.8%
TOTAL INVESTMENTS — (100.0%) (Cost $1,857,750,342)		$1,807,228,883	116.2%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

Summary of the Series’ investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$800,100,009	—	$800,100,009
China	—	3,344,793	—	3,344,793
Hong Kong	$941,157	416,698,543	—	417,639,700
New Zealand	412,321	134,127,505	—	134,539,826
Singapore	315,107	189,258,617	—	189,573,724
United States	54,219	—	—	54,219
Rights/Warrants
Australia	—	96,131	—	96,131
Hong Kong	—	1,362	—	1,362
New Zealand	—	—	—	—
Singapore	—	35,970	—	35,970
Securities Lending Collateral	—	261,843,149	—	261,843,149
TOTAL	$1,722,804	$1,805,506,079	—	$1,807,228,883

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2016

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (96.6%)
Consumer Discretionary — (19.6%)
Bellway P.L.C.	637,459	$18,446,930	1.1%
Daily Mail & General Trust P.L.C. Class A	1,271,481	11,670,462	0.7%
Greene King P.L.C.	1,786,209	15,978,447	1.0%
GVC Holdings P.L.C.	1,240,374	10,567,421	0.6%
Inchcape P.L.C.	2,190,976	17,419,824	1.0%
Informa P.L.C.	1,305,509	10,740,551	0.6%
UBM P.L.C.	1,950,843	17,128,208	1.0%
WH Smith P.L.C.	680,498	12,248,606	0.7%
William Hill P.L.C.	4,105,574	14,851,757	0.9%
Other Securities		208,464,577	12.4%
Total Consumer Discretionary		337,516,783	20.0%

Consumer Staples — (5.4%)
Booker Group P.L.C.	7,989,596	17,523,270	1.0%
Tate & Lyle P.L.C.	2,319,044	22,116,631	1.3%
Other Securities		54,160,367	3.3%
Total Consumer Staples		93,800,268	5.6%

Energy — (5.0%)
Amec Foster Wheeler P.L.C.	2,037,469	11,116,254	0.7%
John Wood Group P.L.C.	1,887,172	17,737,852	1.0%
Petrofac, Ltd.	1,141,776	11,244,821	0.7%
#* Tullow Oil P.L.C.	5,000,074	16,143,884	0.9%
Other Securities		30,000,063	1.8%
Total Energy		86,242,874	5.1%

Financials — (13.5%)
Beazley P.L.C.	2,740,810	12,203,670	0.7%
Close Brothers Group P.L.C.	785,896	12,753,035	0.8%
Henderson Group P.L.C.	5,628,395	15,924,719	0.9%
Hiscox, Ltd.	1,493,459	18,648,536	1.1%
ICAP P.L.C.	2,697,973	15,997,519	1.0%
IG Group Holdings P.L.C.	1,792,534	18,101,357	1.1%
Jupiter Fund Management P.L.C.	2,162,762	11,403,328	0.7%
Man Group P.L.C.	7,936,721	12,099,824	0.7%
Phoenix Group Holdings	1,208,721	10,797,905	0.6%
Other Securities		105,371,972	6.3%
Total Financials		233,301,865	13.9%

Health Care — (3.8%)
* BTG P.L.C.	1,870,654	15,053,103	0.9%
Indivior P.L.C.	3,662,912	14,068,115	0.9%
Other Securities		36,308,225	2.1%
Total Health Care		65,429,443	3.9%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (26.6%)
Aggreko P.L.C.	1,332,278	$13,026,413	0.8%
Balfour Beatty P.L.C.	3,549,781	11,769,319	0.7%
BBA Aviation P.L.C.	5,623,297	17,781,017	1.0%
Cobham P.L.C.	8,502,869	14,835,365	0.9%
G4S P.L.C.	4,118,797	11,063,582	0.7%
Hays P.L.C.	6,566,676	10,967,970	0.6%
Howden Joinery Group P.L.C.	3,165,528	14,495,414	0.9%
IMI P.L.C.	1,282,137	15,573,467	0.9%
Meggitt P.L.C.	3,040,190	16,173,674	1.0%
Melrose Industries P.L.C.	10,887,020	22,467,470	1.3%
Rentokil Initial P.L.C.	8,861,710	24,718,157	1.5%
Spirax-Sarco Engineering P.L.C.	355,118	19,146,216	1.1%
Weir Group P.L.C. (The)	1,070,092	22,228,790	1.3%
Other Securities		243,821,126	14.5%
Total Industrials		458,067,980	27.2%

Information Technology — (9.6%)
Electrocomponents P.L.C.	2,396,207	10,916,359	0.7%
Halma P.L.C.	1,951,180	24,978,831	1.5%
# Micro Focus International P.L.C.	539,522	14,127,662	0.8%
* Paysafe Group P.L.C.	2,265,858	11,976,435	0.7%
Playtech P.L.C.	1,111,348	12,606,141	0.8%
Rightmove P.L.C.	477,301	21,787,416	1.3%
Spectris P.L.C.	613,329	15,356,848	0.9%
Other Securities		54,527,225	3.2%
Total Information Technology		166,276,917	9.9%

Materials — (8.1%)
Centamin P.L.C.	6,065,603	11,748,394	0.7%
DS Smith P.L.C.	4,938,232	24,079,775	1.4%
RPC Group P.L.C.	1,638,321	18,998,878	1.1%
Other Securities		84,422,273	5.1%
Total Materials		139,249,320	8.3%

Real Estate — (2.4%)
Other Securities		42,003,507	2.5%

Telecommunication Services — (0.6%)
Other Securities		11,042,463	0.6%

Utilities — (2.0%)
Pennon Group P.L.C.	1,994,817	20,358,554	1.2%
Other Securities		13,528,264	0.8%
Total Utilities		33,886,818	2.0%
TOTAL COMMON STOCKS		1,666,818,238	99.0%

PREFERRED STOCKS — (0.0%)
Other Securities		28,411	0.0%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
RIGHTS/WARRANTS — (0.1%)
Other Securities		$2,265,507	0.1%
TOTAL INVESTMENT SECURITIES		1,669,112,156

		Value†
SECURITIES LENDING COLLATERAL — (3.3%)
§@ DFA Short Term Investment Fund	4,889,717	56,583,806	3.4%
TOTAL INVESTMENTS — (100.0%) (Cost $1,690,364,152)		$1,725,695,962	102.5%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

Summary of the Series’ investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$337,516,783	—	$337,516,783
Consumer Staples	—	93,800,268	—	93,800,268
Energy	—	86,242,874	—	86,242,874
Financials	—	233,301,865	—	233,301,865
Health Care	—	65,429,443	—	65,429,443
Industrials	—	458,067,980	—	458,067,980
Information Technology	—	166,276,917	—	166,276,917
Materials	—	139,249,320	—	139,249,320
Real Estate	—	42,003,507	—	42,003,507
Telecommunication Services	—	11,042,463	—	11,042,463
Utilities	—	33,886,818	—	33,886,818
Preferred Stocks	—	28,411	—	28,411
Rights/Warrants	—	2,265,507	—	2,265,507
Securities Lending Collateral	—	56,583,806	—	56,583,806
TOTAL	—	$1,725,695,962	—	$1,725,695,962

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2016

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (91.4%)
AUSTRIA — (3.1%)
ANDRITZ AG	310,627	$16,241,244	0.4%
Other Securities		122,038,613	2.9%
TOTAL AUSTRIA		138,279,857	3.3%

BELGIUM — (4.3%)
Ackermans & van Haaren NV	134,383	18,652,359	0.5%
Umicore SA	412,343	25,063,062	0.6%
Other Securities		147,950,280	3.5%
TOTAL BELGIUM		191,665,701	4.6%

DENMARK — (4.5%)
GN Store Nord A.S.	826,732	16,756,414	0.4%
Jyske Bank A.S.	345,747	15,676,272	0.4%
* TDC A.S.	4,148,072	22,870,392	0.6%
Other Securities		148,738,122	3.5%
TOTAL DENMARK		204,041,200	4.9%

FINLAND — (6.5%)
Amer Sports Oyj	641,324	17,449,969	0.4%
Elisa Oyj	734,075	24,731,862	0.6%
Huhtamaki Oyj	467,536	18,868,806	0.5%
Kesko Oyj Class B	345,206	17,153,261	0.4%
Nokian Renkaat Oyj	623,433	20,910,928	0.5%
Orion Oyj Class B	436,647	18,585,395	0.5%
#* Outokumpu Oyj	3,022,031	21,068,282	0.5%
Other Securities		153,616,179	3.6%
TOTAL FINLAND		292,384,682	7.0%

FRANCE — (12.5%)
Arkema SA	298,145	28,270,807	0.7%
Edenred	946,779	21,911,853	0.5%
Eurofins Scientific SE	38,653	17,565,704	0.4%
Lagardere SCA	619,304	15,771,620	0.4%
Rexel SA	1,596,995	22,149,109	0.5%
Rubis SCA	203,675	18,573,358	0.5%
SEB SA	120,657	17,757,736	0.4%
# STMicroelectronics NV	2,136,887	20,281,219	0.5%
Teleperformance	336,308	35,533,493	0.9%
* Ubisoft Entertainment SA	521,852	17,756,325	0.4%
Other Securities		344,488,930	8.3%
TOTAL FRANCE		560,060,154	13.5%

The Continental Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
GERMANY — (15.4%)
* Dialog Semiconductor P.L.C.	382,079	$15,026,045	0.4%
Freenet AG	652,809	18,715,461	0.5%
Gerresheimer AG	198,146	14,946,146	0.4%
# K+S AG	990,931	20,066,101	0.5%
KION Group AG	258,832	15,638,698	0.4%
* KUKA AG	135,482	15,374,609	0.4%
Lanxess AG	484,758	31,084,953	0.8%
LEG Immobilien AG	306,750	25,874,994	0.6%
MTU Aero Engines AG	249,839	26,089,184	0.6%
Osram Licht AG	343,036	19,483,339	0.5%
* QIAGEN NV	744,663	18,212,580	0.4%
Rheinmetall AG	223,411	15,508,712	0.4%
Stada Arzneimittel AG	306,492	15,370,132	0.4%
Other Securities		439,286,005	10.4%
TOTAL GERMANY		690,676,959	16.7%

IRELAND — (1.2%)
Other Securities		53,214,050	1.3%

ISRAEL — (1.8%)
Other Securities		82,999,079	2.0%

ITALY — (8.6%)
Prysmian SpA	1,026,230	25,519,884	0.6%
Other Securities		358,680,759	8.7%
TOTAL ITALY		384,200,643	9.3%

NETHERLANDS — (4.7%)
Aalberts Industries NV	600,156	18,953,870	0.5%
Delta Lloyd NV	2,709,093	16,366,532	0.4%
# Gemalto NV	304,031	16,518,507	0.4%
Other Securities		158,514,893	3.8%
TOTAL NETHERLANDS		210,353,802	5.1%

NORWAY — (2.6%)
Other Securities		118,249,011	2.9%

PORTUGAL — (0.9%)
Other Securities		41,152,687	1.0%

SPAIN — (5.4%)
Distribuidora Internacional de Alimentacion SA	2,929,226	15,645,268	0.4%
Gamesa Corp. Tecnologica SA	1,203,576	27,788,671	0.7%
Other Securities		199,203,293	4.7%
TOTAL SPAIN		242,637,232	5.8%

SWEDEN — (7.8%)
Other Securities		348,471,161	8.4%

The Continental Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
SWITZERLAND — (12.1%)
Baloise Holding AG	193,722	$23,833,522	0.6%
Flughafen Zuerich AG	104,871	19,277,802	0.5%
Georg Fischer AG	22,511	19,958,153	0.5%
Helvetia Holding AG	36,269	18,869,464	0.5%
# Logitech International SA	650,486	15,732,970	0.4%
PSP Swiss Property AG	201,709	18,048,619	0.4%
Straumann Holding AG	45,962	17,244,502	0.4%
Temenos Group AG	318,043	20,539,697	0.5%
Other Securities		386,994,688	9.2%
TOTAL SWITZERLAND		540,499,417	13.0%
TOTAL COMMON STOCKS		4,098,885,635	98.8%

PREFERRED STOCKS — (0.8%)
GERMANY — (0.8%)
Other Securities		34,254,167	0.9%
TOTAL PREFERRED STOCKS		34,254,167	0.9%

RIGHTS/WARRANTS — (0.0%)
SPAIN — (0.0%)
Other Securities		55,356	0.0%
TOTAL RIGHTS/WARRANTS		55,356	0.0%
TOTAL INVESTMENT SECURITIES		4,133,195,158

		Value†
SECURITIES LENDING COLLATERAL — (7.8%)
§@ DFA Short Term Investment Fund	30,261,802	350,189,570	8.4%
TOTAL INVESTMENTS — (100.0%) (Cost $3,879,139,342)		$4,483,384,728	108.1%

The Continental Small Company Series
continued

Summary of the Series’ investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$138,279,857	—	$138,279,857
Belgium	—	191,665,701	—	191,665,701
Denmark	—	204,041,200	—	204,041,200
Finland	—	292,384,682	—	292,384,682
France	—	560,060,154	—	560,060,154
Germany	$1,885,545	688,791,414	—	690,676,959
Ireland	—	53,214,050	—	53,214,050
Israel	—	82,999,079	—	82,999,079
Italy	—	384,200,643	—	384,200,643
Netherlands	—	210,353,802	—	210,353,802
Norway	—	118,249,011	—	118,249,011
Portugal	—	41,152,687	—	41,152,687
Spain	—	242,637,232	—	242,637,232
Sweden	124,117	348,347,044	—	348,471,161
Switzerland	—	540,499,417	—	540,499,417
Preferred Stocks
Germany	—	34,254,167	—	34,254,167
Rights/Warrants
Spain	—	55,356	—	55,356
Securities Lending Collateral	—	350,189,570	—	350,189,570
TOTAL	$2,009,662	$4,481,375,066	—	$4,483,384,728

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2016

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (81.3%)
Consumer Discretionary — (7.7%)
	Cineplex, Inc.	318,474	$12,109,278	1.3%
#	Corus Entertainment, Inc. Class B	740,938	6,115,100	0.7%
#	Enercare, Inc.	509,859	7,366,784	0.8%
#*I	MAX Corp.	259,917	7,862,489	0.9%
	Linamar Corp.	144,412	5,873,164	0.6%
	Other Securities		49,050,359	5.2%
Total Consumer Discretionary			88,377,174	9.5%

Consumer Staples — (3.6%)
	Cott Corp.	600,036	7,868,958	0.9%
	Premium Brands Holdings Corp.	132,462	6,410,280	0.7%
	Other Securities		26,731,797	2.8%
Total Consumer Staples			41,011,035	4.4%

Energy — (19.2%)
*	Advantage Oil & Gas, Ltd.	1,100,531	7,425,487	0.8%
#	Enbridge Income Fund Holdings, Inc.	251,755	6,389,130	0.7%
#	Gibson Energy, Inc.	702,339	8,812,619	0.9%
#	Mullen Group, Ltd.	536,825	7,440,227	0.8%
*	Parex Resources, Inc.	765,891	8,810,630	0.9%
#	Parkland Fuel Corp.	474,825	11,090,932	1.2%
#	Precision Drilling Corp.	1,736,481	7,741,860	0.8%
*	Raging River Exploration, Inc.	1,087,151	8,713,095	0.9%
	ShawCor, Ltd.	319,981	8,003,700	0.9%
#	Veresen, Inc.	1,597,192	14,467,966	1.6%
#	Whitecap Resources, Inc.	1,466,035	11,716,913	1.3%
	Other Securities		119,454,762	12.8%
Total Energy			220,067,321	23.6%

Financials — (4.8%)
#	Canadian Western Bank	441,032	8,368,198	0.9%
#	Home Capital Group, Inc.	325,263	6,438,330	0.7%
	Laurentian Bank of Canada	196,746	7,271,080	0.8%
	TMX Group, Ltd.	191,063	8,815,991	0.9%
	Other Securities		24,707,351	2.7%
Total Financials			55,600,950	6.0%

Health Care — (1.3%)
	Other Securities		14,491,248	1.5%

Industrials — (10.3%)
	MacDonald Dettwiler & Associates, Ltd.	172,507	9,873,527	1.1%
	New Flyer Industries, Inc.	254,471	7,114,488	0.8%
	Russel Metals, Inc.	362,155	5,764,564	0.6%
#	Stantec, Inc.	410,229	9,126,395	1.0%
	Toromont Industries, Ltd.	390,325	11,465,597	1.2%
	TransForce, Inc.	474,880	10,773,577	1.2%

The Canadian Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (Continued)
Westshore Terminals Investment Corp.	318,149	$6,136,222	0.7%
Other Securities		57,383,009	6.0%
Total Industrials		117,637,379	12.6%

Information Technology — (3.1%)
Other Securities		35,787,691	3.8%

Materials — (23.7%)
Alamos Gold, Inc. Class A	1,545,462	12,121,272	1.3%
* B2Gold Corp.	5,268,073	15,239,039	1.6%
* Endeavour Mining Corp.	316,838	6,188,881	0.7%
* Fortuna Silver Mines, Inc.	876,406	5,991,682	0.6%
HudBay Minerals, Inc.	1,398,004	5,888,856	0.6%
* IAMGOLD Corp.	2,443,241	9,781,707	1.1%
* Lundin Mining Corp.	2,567,823	10,050,750	1.1%
# Methanex Corp.	267,966	9,739,314	1.0%
* New Gold, Inc.	2,668,183	10,523,140	1.1%
OceanaGold Corp.	3,061,665	9,358,702	1.0%
Pan American Silver Corp.	990,673	15,820,633	1.7%
* SEMAFO, Inc.	1,661,946	6,517,435	0.7%
#* Silver Standard Resources, Inc.	760,590	8,347,040	0.9%
# Stella-Jones, Inc.	204,600	7,260,837	0.8%
West Fraser Timber Co., Ltd.	213,500	7,309,267	0.8%
Other Securities		131,140,488	14.1%
Total Materials		271,279,043	29.1%

Real Estate — (1.6%)
FirstService Corp.	160,533	6,504,860	0.7%
Other Securities		12,104,751	1.3%
Total Real Estate		18,609,611	2.0%

Telecommunication Services — (0.4%)
Other Securities		4,507,968	0.5%

Utilities — (5.6%)
Algonquin Power & Utilities Corp.	1,173,558	10,368,048	1.1%
Capital Power Corp.	523,509	8,059,689	0.9%
# Northland Power, Inc.	536,896	9,606,728	1.0%
Superior Plus Corp.	702,443	6,253,015	0.7%
TransAlta Corp.	1,446,740	6,374,587	0.7%
Other Securities		23,050,047	2.4%
Total Utilities		63,712,114	6.8%
TOTAL COMMON STOCKS		931,081,534	99.8%
TOTAL INVESTMENT SECURITIES		931,081,534

		Value†
SECURITIES LENDING COLLATERAL — (18.7%)
§@ DFA Short Term Investment Fund	18,505,165	214,141,764	22.9%
TOTAL INVESTMENTS — (100.0%) (Cost $1,376,781,398)		$1,145,223,298	122.7%

The Canadian Small Company Series
continued

Summary of the Series’ investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$88,194,376	$182,798	—	$88,377,174
Consumer Staples	41,011,035	—	—	41,011,035
Energy	220,008,340	58,981	—	220,067,321
Financials	55,600,950	—	—	55,600,950
Health Care	14,491,248	—	—	14,491,248
Industrials	117,637,379	—	—	117,637,379
Information Technology	35,787,691	—	—	35,787,691
Materials	271,278,805	238	—	271,279,043
Real Estate	18,609,611	—	—	18,609,611
Telecommunication Services	4,507,968	—	—	4,507,968
Utilities	63,712,114	—	—	63,712,114
Securities Lending Collateral	—	214,141,764	—	214,141,764
TOTAL	$930,839,517	$214,383,781	—	$1,145,223,298

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2016
(Unaudited)

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series*	Series*	Series*	Series*	Series*
ASSETS:
Investments at Value (including $256,204, $250,871,
$58,849, $408,062 and $176,804 of securities on
loan, respectively)	$3,014,246	$1,466,659	$1,758,591	$4,138,652	$1,000,347
Collateral from Securities on Loan Invested in Affiliate at
Value (including cost of $263,605, $238,252, $61,978,
$428,245 and $197,495)	263,626	237,788	61,985	428,274	183,339
Foreign Currencies at Value	5,493	5,665	576	2,478	543
Cash	8,347	6,284	5,298	16,621	18,118
Receivables:
Investment Securities Sold	673	138	1,063	348	—
Dividends, Interest and Tax Reclaims	3,246	1,196	4,724	5,141	1,967
Securities Lending Income	492	396	79	1,044	410
Unrealized Gain on Foreign Currency Contracts	—	—	—	1	25
Prepaid Expenses and Other Assets	—	—	1	—	—
Total Assets	3,296,123	1,718,126	1,832,317	4,592,559	1,204,749
LIABILITIES:
Payables:
Upon Return of Securities Loaned	263,552	237,741	61,973	428,215	183,298
Investment Securities Purchased	5,941	3,044	1,197	2,732	23,137
Due to Advisor	258	127	149	345	83
Unrealized Loss on Foreign Currency Contracts	—	—	1	1	—
Accrued Expenses and Other Liabilities	217	114	121	309	60
Total Liabilities	269,968	241,026	63,441	431,602	206,578
NET ASSETS	$3,026,155	$1,477,100	$1,768,876	$4,160,957	$998,171
Investments at Cost	$2,680,687	$1,574,568	$1,669,586	$3,508,890	$1,174,776
Foreign Currencies at Cost	$5,467	$5,636	$578	$2,473	$543
____________________

*	The Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $6,508, $31,161, $0, $8,325 and $2,805, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2016

 (Amounts in thousands)

	The	The
	Japanese	Asia Pacific
	Small	Small
	Company	Company
	Series*	Series*
ASSETS:
Investments at Value (including $271,364 and $262,488 of securities on loan, respectively)	$3,107,991	$1,545,386
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $280,916 and $261,799)	280,962	261,843
Foreign Currencies at Value	2,507	2,689
Cash	1,795	392
Receivables:
Investment Securities Sold	4,478	6,989
Dividends, Interest and Tax Reclaims	19,244	1,409
Securities Lending Income	684	420
Futures Margin Variation	—	—
Total Assets	3,417,661	1,819,128
LIABILITIES:
Payables:
Upon Return of Securities Loaned	280,889	261,796
Investment Securities Purchased	3,734	1,368
Due to Advisor	261	134
Futures Margin Variation	—	—
Accrued Expenses and Other Liabilities	183	94
Total Liabilities	285,067	263,392
NET ASSETS	$3,132,594	$1,555,736
Investments at Cost	$2,683,628	$1,595,952
Foreign Currencies at Cost	$2,500	$2,692
____________________

*	See Note J in the Notes to Financial Statements for additional securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2016

(Amounts in thousands)

	The United	The	The
	Kingdom	Continental	Canadian
	Small	Small	Small
	Company	Company	Company
	Series	Series*	Series*
ASSETS:
Investments at Value (including $53,170, $327,025, $202,280 of securities on loan, respectively)	$1,669,112	$4,133,195	$931,082
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $56,574, $350,137, $214,106)	56,584	350,190	214,142
Foreign Currencies at Value	5,978	1,645	279
Cash	2,698	5,855	4,248
Receivables:
Investment Securities Sold	936	2,988	55
Dividends, Interest and Tax Reclaims	4,896	5,730	705
Securities Lending Income	93	1,051	375
Unrealized Gain on Foreign Currency Contracts	—	—	1
Total Assets	1,740,297	4,500,654	1,150,887
LIABILITIES:
Payables:
Upon Return of Securities Loaned	56,573	350,129	214,100
Investment Securities Purchased	—	1,969	3,384
Due to Advisor	148	359	81
Unrealized Loss on Foreign Currency Contracts	—	—	5
Accrued Expenses and Other Liabilities	111	272	53
Total Liabilities	56,832	352,729	217,623
NET ASSETS	$1,683,465	$4,147,925	$933,264
Investments at Cost	$1,633,790	$3,529,003	$1,162,676
Foreign Currencies at Cost	$5,962	$1,647	$279
____________________

*	See Note J in the Notes to Financial Statements for additional securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2016

(Amounts in thousands)

	The	The
	Japanese	Asia Pacific
	Small	Small
	Company	Company
	Series	Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $5,758 and $1,317, respectively)	$52,010	$52,135
Income from Securities Lending	5,693	5,042
Total Investment Income	57,703	57,177
Expenses
Investment Management Fees	2,725	1,385
Accounting & Transfer Agent Fees	138	78
Custodian Fees	441	250
Shareholders’ Reports	11	5
Directors’/Trustees’ Fees & Expenses	19	9
Professional Fees	54	27
Other	104	54
Total Expenses	3,492	1,808
Fees Paid Indirectly (Note C)	(15)	(10)
Net Expenses	3,477	1,798
Net Investment Income (Loss)	54,226	55,379
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	122,152	(8,246)
Futures	—	—
Foreign Currency Transactions	2,170	309
Forward Currency Contracts	(36)	(18)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	214,787	168,801
Futures	—	—
Translation of Foreign Currency Denominated Amounts	(688)	22
Net Realized and Unrealized Gain (Loss)	338,385	160,868
Net Increase (Decrease) in Net Assets
Resulting from Operations	$392,611	$216,247
____________________

**	Net of foreign capital gain taxes withheld of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2016

(Amounts in thousands)

	The United	The	The
	Kingdom	Continental	Canadian
	Small	Small	Small
	Company	Company	Company
	Series	Series	Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $50, $12,963, $2,757, respectively)	$79,890	$89,305	$16,189
Interest	—	—	—
Income from Securities Lending	1,716	14,119	3,503
Total Investment Income	81,606	103,424	19,692
Expenses
Investment Management Fees	1,820	3,945	747
Accounting & Transfer Agent Fees	94	204	37
Custodian Fees	106	610	56
Shareholders’ Reports	8	14	3
Directors’/Trustees’ Fees & Expenses	13	27	5
Professional Fees	39	183	13
Other	76	165	22
Total Expenses	2,156	5,148	883
Fees Paid Indirectly (Note C)	(15)	(36)	(13)
Net Expenses	2,141	5,112	870
Net Investment Income (Loss)	79,465	98,312	18,822
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold*	71,244	122,507	(24,152)
Futures	—	687	—
Foreign Currency Transactions	(1,277)	(394)	229
Forward Currency Contracts	—	(5)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(469,059)	27,064	135,836
Futures	—	19	—
Translation of Foreign Currency Denominated Amounts	(215)	(32)	(6)
Net Realized and Unrealized Gain (Loss)	(399,307)	149,846	111,907
Net Increase (Decrease) in Net Assets Resulting from Operations	$(319,842)	$248,158	$130,729
____________________

*      Net of foreign capital gain taxes withheld of $0, $0, and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Japanese Small
	Company Series
	Year	Year
	Ended	Ended
	Oct. 31,	Oct. 31,
	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$54,226	$43,264
Net Realized Gain (Loss) on:
Investment Securities Sold*	122,152	69,828
Futures	—	—
Foreign Currency Transactions	2,170	(1,869)
Forward Currency Contracts	(36)	—
In-Kind Redemptions	—	27,130
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	214,787	85,013
Futures	—	—
Translation of Foreign Currency Denominated Amounts	(688)	382
Net Increase (Decrease) in Net Assets Resulting from Operations	392,611	223,748
Transactions in Interest:
Contributions	224,138	102,092
Withdrawals	(115,843)	(199,561)
Net Increase (Decrease) from Transactions in Interest	108,295	(97,469)
Total Increase (Decrease) in Net Assets	500,906	126,279
Net Assets
Beginning of Year	2,631,688	2,505,409
End of Year	$3,132,594	$2,631,688
____________________

*      Net of foreign capital gain taxes withheld of $0.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Asia Pacific Small		The United Kingdom Small		The Continental Small
	Company Series		Company Series		Company Series
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2016	2015	2016	2015	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$55,379	$54,891	$79,465	$71,555	$98,312	$82,887
Net Realized Gain (Loss) on:
Investment Securities Sold*	(8,246)	(15,143)	71,244	82,685	122,507	115,635
Futures	—	—	—	—	687	(4,875)
Foreign Currency Transactions	309	(913)	(1,277)	144	(394)	(1,002)
Forward Currency Contracts	(18)	—	—	—	(5)	—
In-Kind Redemptions	—	18,027	—	42,293	—	58,734
Change in Unrealized Appreciation
(Depreciation) of:
Investment Securities and
Foreign Currency	168,801	(224,570)	(469,059)	(104)	27,064	55,052
Futures	—	—	—	—	19	(19)
Translation of Foreign Currency
Denominated Amounts	22	(13)	(215)	86	(32)	(57)
Net Increase (Decrease)
in Net Assets Resulting
from Operations	216,247	(167,721)	(319,842)	196,659	248,158	306,355
Transactions in Interest:
Contributions	137,711	119,899	112,811	12,907	441,553	454,912
Withdrawals	(26,496)	(177,690)	(193,617)	(121,351)	(195,529)	(259,801)
Net Increase (Decrease) from
Transactions in Interest	111,215	(57,791)	(80,806)	(108,444)	246,024	195,111
Total Increase (Decrease) in
Net Assets	327,462	(225,512)	(400,648)	88,215	494,182	501,466
Net Assets
Beginning of Year	1,228,274	1,453,786	2,084,113	1,995,898	3,653,743	3,152,277
End of Year	$1,555,736	$1,228,274	$1,683,465	$2,084,113	$4,147,925	$3,653,743
____________________

*      Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Canadian Small
	Company Series
	Year	Year
	Ended	Ended
	Oct. 31,	Oct. 31,
	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$18,822	$19,902
Net Realized Gain (Loss) on:
Investment Securities Sold*	(24,152)	(9,138)
Futures	—	—
Foreign Currency Transactions	229	149
Forward Currency Contracts	—	—
In-Kind Redemptions	—	8,042
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	135,836	(228,267)
Futures	—	—
Translation of Foreign Currency Denominated Amounts	(6)	11
Net Increase (Decrease) in Net Assets Resulting from Operations	130,729	(209,301)
Transactions in Interest:
Contributions	187,903	20,480
Withdrawals	(8,500)	(37,476)
Net Increase (Decrease) from Transactions in Interest	179,403	(16,996)
Total Increase (Decrease) in Net Assets	310,132	(226,297)
Net Assets
Beginning of Year	623,132	849,429
End of Year	$933,264	$623,132
____________________

*      Net of foreign capital gain taxes withheld of $0.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Japanese Small Company Series					The Asia Pacific Small Company Series
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2016	2015	2014	2013	2012	2016	2015	2014	2013	2012
Total Return	14.53%	9.04%	2.46%	30.62%	0.54%	16.69%	(11.83)%	(3.46)%	10.97%	7.48%
Net Assets, End of Year (thousands)	$3,132,594	$2,631,688	$2,505,409	$2,281,624	$1,686,731	$1,555,736	$1,228,274	$1,453,786	$1,265,498	$1,003,860
Ratio of Expenses to Average
Net Assets	0.13%	0.13%	0.13%	0.14%	0.15%	0.13%	0.13%	0.13%	0.15%	0.16%
Ratio of Expenses to Average
Net Assets (Excluding Fees
Paid Indirectly)	0.13%	0.13%	0.13%	0.14%	0.15%	0.13%	0.13%	0.13%	0.15%	0.16%
Ratio of Net Investment Income to
Average Net Assets	1.99%	1.69%	1.71%	1.87%	2.17%	4.00%	4.17%	3.96%	4.64%	4.26%
Portfolio Turnover Rate	10%	6%	9%	16%	7%	10%	7%	7%	9%	18%

	The United Kingdom Small Company Series					The Continental Small Company Series
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2016	2015	2014	2013	2012	2016	2015	2014	2013	2012
Total Return	(15.82)%	9.95%	1.22%	37.42%	23.41%	6.10%	9.81%	(2.25)%	43.67%	2.29%
Net Assets, End of Year (thousands)	$1,683,465	$2,084,113	$1,995,898	$1,988,287	$1,464,838	$4,147,925	$3,653,743	$3,152,277	$3,217,766	$2,245,179
Ratio of Expenses to Average
Net Assets	0.12%	0.11%	0.11%	0.12%	0.13%	0.13%	0.13%	0.13%	0.14%	0.16%
Ratio of Expenses to Average
Net Assets (Excluding Fees
Paid Indirectly)	0.12%	0.11%	0.11%	0.12%	0.13%	0.13%	0.13%	0.13%	0.14%	0.16%
Ratio of Net Investment Income to
Average Net Assets	4.36%	3.44%	2.98%	3.29%	3.37%	2.49%	2.44%	2.40%	2.67%	3.15%
Portfolio Turnover Rate	15%	10%	8%	17%	6%	9%	14%	13%	13%	9%
See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Canadian Small Company Series
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2016	2015	2014	2013	2012
Total Return	20.77%	(25.00)%	(3.83)%	5.71%	(2.51)%
Net Assets, End of Year (thousands)	$933,264	$623,132	$849,429	$741,204	$689,086
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.13%	0.15%
Ratio of Expenses to Average Net Assets
(Excluding Fees Paid Indirectly)	0.12%	0.12%	0.12%	0.13%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.52%	2.73%	2.42%	2.99%	2.29%
Portfolio Turnover Rate	8%	18%	5%	14%	22%
See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
NOTES TO FINANCIAL STATEMENTS

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, five of which are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

International Equity Portfolios
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Canadian Small Company Series

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

●	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)
●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on NASDAQ are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Series recognize transfers between the levels as of the end of the period. As of October 31, 2016, the Series had no significant transfers of securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2016, the Series’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%

Earned Income Credit:

In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series’ net assets. During the year ended October 31, 2016, expenses reduced were as follows (amounts in thousands):

Fees Paid
Indirectly
The Japanese Small Company Series	$15
The Asia Pacific Small Company Series	10
The United Kingdom Small Company Series	15
The Continental Small Company Series	36
The Canadian Small Company Series	13

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2016, the total related amounts paid by the Trust to the CCO were $83 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At October 31, 2016, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Japanese Small Company Series	$75
The Asia Pacific Small Company Series	39
The United Kingdom Small Company Series	50
The Continental Small Company Series	95
The Canadian Small Company Series	23

E. Purchases and Sales of Securities:

For the year ended October 31, 2016, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
The Japanese Small Company Series	$435,288	$279,916
The Asia Pacific Small Company Series	305,915	130,653
The United Kingdom Small Company Series	317,512	275,930
The Continental Small Company Series	698,769	338,855
The Canadian Small Company Series	264,983	63,519

There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
The Japanese Small Company Series	$2,964,544	$692,022	$(267,614)	$424,408
The Asia Pacific Small Company Series	1,857,750	330,139	(380,660)	(50,521)
The United Kingdom Small Company Series	1,690,364	319,739	(284,407)	35,332
The Continental Small Company Series	3,879,139	1,155,725	(551,479)	604,246
The Canadian Small Company Series	1,376,781	117,905	(349,463)	(231,558)

The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

3. Forward Currency Contracts: The International Equity Portfolios may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Series’ currency exposure with respect to a foreign market will be based primarily on the Series’ existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2016, the International Equity Portfolios had no outstanding forward currency contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2016 (amounts in thousands):

Forward
Currency
Contracts
The Asia Pacific Small Company Series*	$341
The Canadian Small Company Series*	114

*The Series had derivative activity during the period but it did not have open forward currency contract positions at October 31, 2016.

The following is a summary of the location of derivatives on the Series’ Statements of Assets and Liabilities as of October 31, 2016:

Location on the Statements of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives
Equity contracts	Receivables: Futures Margin Variation	Payables: Futures Margin Variation

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2016 (amounts in thousands):

	Realized Gain (Loss) on
	Derivatives Recognized in Income
		Foreign
		Exchange	Equity
	Total	Contracts	Contracts
The Japanese Small Company Series	$(36)	(36)	—
The Asia Pacific Small Company Series	(18)	(18)	—
The Continental Small Company Series	682	(5)	687

	Change in Unrealized
	Appreciation (Depreciation)
	on Derivatives
		Foreign
		Exchange	Equity
	Total	Contracts	Contracts
The Continental Small Company Series	$19	—	$19

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016 with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

For the year ended October 31, 2016, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount
	Average	Average	Days	Expense	Borrowed During
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period
The Japanese Small Company Series	1.06%	$4,697	23	$3	$35,507
The Asia Pacific Small Company Series	1.07%	120	11	—	188
The United Kingdom Small Company Series	1.02%	3,099	17	1	18,012
The Continental Small Company Series	1.10%	8,539	14	4	33,487

*Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2016, that each Series’ available line of credit was utilized.

There we no outstanding borrowings by the Series under the lines of credit as of October 31, 2016.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not utilize the interfund lending program during the year ended October 31, 2016.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2016, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

For the year ended October 31, 2016, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

			Realized
Portfolio	Purchases	Sales	Gain (Loss)
The Japanese Small Company Series	$42,370	$46,367	$3,752
The Asia Pacific Small Company Series	29,585	29,869	(873)
The Continental Small Company Series	36,654	49,457	1,095
The Canadian Small Company Series	29,808	29,863	1,183

J. Securities Lending:

As of October 31, 2016, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, the following Series received non-cash collateral consisting of short and/or long term U.S. government securities (amounts in thousands):

	Market	Overestimated
	Value	Cash
The Japanese Small Company Series	$8,397	$—
The Asia Pacific Small Company Series	22,601	—
The Continental Small Company Series	4,118	—
The Canadian Small Company Series	—	(529)

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage- backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2016:

	Remaining Contractual Maturity of the Agreements
	As of October 31, 2016
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
The Japanese Small Company Series
Common Stocks	$280,961,564	$—	$—	$—	$280,961,564
The Asia Pacific Small Company Series
Common Stocks	$261,843,149	$—	$—	$—	$261,843,149
The United Kingdom Small Company Series
Common Stocks	$56,583,806	$—	$—	$—	$56,583,806
The Continental Small Company Series
Common Stocks	$350,189,570	$—	$—	$—	$350,189,570
The Canadian Small Company Series
Common Stocks	$214,141,764	$—	$—	$—	$214,141,764

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and
Shareholders of the Series, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series, (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the “Series”) as of October 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodian, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2016

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has three standing committees: an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and also acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2016.

Each Board’s Nominating Committee is composed of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2016.

Each Board’s Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is composed of John P. Gould, Edward P. Lazear, Myron S. Scholes, and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios’ investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were three Strategy Committee meetings held during the fiscal year ended October 31, 2016.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at http://us.dimensional.com

Name, Position with the Fund, Address and Year of Birth	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors
George M. Constantinides Director of DFAIDG and DIG. Trustee of DFAITC and DEM. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Since Inception	122 portfolios in 4 investment companies	Leo Melamed Professor of Finance, The University of Chicago Booth School of Business.
John P. Gould Director of DFAIDG and DIG Trustee of DFAITC and DEM The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1939	DFAIDG-Since 1986 DIG-Since 1993 DFAITC-Since 1992 DEM-Since 1993	122 portfolios in 4 investment companies

Steven G. Rothmeier Professor and Distinguished Service Professor of Economics, University of Chicago Booth School of Business (since 1965). Member and Chair, Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Trustee, Harbor Fund (registered investment company) (29 Portfolios) (since 1994). Formerly, Member of the Board of Milwaukee Insurance Company (1997-2010).

Roger G. Ibbotson Director of DFAIDG and DIG Trustee of DFAITC and DEM Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 1943	DFAIDG-Since 1981 DIG-Since 1993 DFAITC-Since 1992 DEM-Since 1993	122 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management (since 1984). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Consultant to Morningstar Inc. (since 2006). Formerly, Director, BIRR Portfolio Analysis, Inc. (sofware Products) (1990-2010).
Edward P. Lazear Director of DFAIDG and DIG Trustee of DFAITC and DEM Stanford University Graduate School of Business 434 Galvez Mall Stanford, CA 94305 1948	DFAIDG-Since 2010 DIG-Since 2010 DFAITC-Since 2010 DEM-Since 2010	122 portfolios in 4 investment companies

Morris Arnold Cox Senior Fellow, Hoover Institution (since 2002). Jack Steele Parker Professor of Human Resources Management and Economics, Graduate School of Business, Stanford University (since 1995). Cornerstone Research (expert testimony and economic and financial analysis) (since 2009). Formerly, Chairman of the President George W. Bush’s Council of Economic Advisors, State of California (2005-2006). Formerly, Commissioner, White House Panel on Tax Reform (2005)

Myron S. Scholes Director of DFAIDG and DIG Trustee of DFAITC and DEM c/o Dimensional Fund Advisers, LP 6300 Bee Cave Road Building 1 Austin, TX 78746 1941	DFAIDG-Since 1981 DIG-Since 1993 DFAITC-Since 1992 DEM-Since 1993	122 portfolios in 4 investment companies

Chief Investment Strategist, Janus Capital Group Inc. (since 2014). Frank E. Buck Professor of Finance Emeritus, Graduate School of Business, Stanford University (since 1981). Chairman, Ruapay Inc. (since 2013). Formerly, Chairman, Platinum Grove Asset Management, L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (1999-2009). Formerly, Director, American Centruy Fund Complex (registered investment companies) (43 Portfolios) (1980-2014).

Abbie J. Smith Director of DFAIDG and DIG Trustee of DFAITC and DEM The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	DFAIDG-Since 2000 DIG-Since 2000 DFAITC-Since 2000 DEM-Since 2000	122 portfolios in 4 investment companies

Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000). Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003). Trustee, UBS Funds (4 investment companies within the fund complex) (33 portfolios) (since 2009). Formerly, Co-Director Investment Research, Fundamental Investment Advisors (hedge fund) (2008-2011).

Name, Position with the Fund, Address and Year of Birth	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*
David G. Booth Chairman, Director/Trustee, President and Co-Chief Executive Officer 6300 Bee Cave Road Building One Austin, TX 78746 1946	DFAIDG-Since 1981 DIG-Since 1992 DFAITC-Since 1992 DEM-Since 1993	122 portfolios in 4 investment companies

Chairman, Director/Trustee, President, Co-Chief Executive Officer and formerly, Chief Executive Officer (until 1/1/2010) of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities LLC, DEM, DFAIDG, DIG and DFAITC (collectively, the “DFA Entities”). Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director of DFA Australia Limited and formerly, President and Chief Investment Officer. Director of Dimensional Advisors Ltd., Dimensional Funds plc and Dimensional Funds II plc. Formerly, President, Dimensional SmartNest (US) LLC (2009-2014). Formerly, Limited Partner, Oak Hill Partners (2001-2010). Limited Partner, VSC Investors, LLC (since 2007). Trustee, University of Chicago. Trustee, University of Kansas Endowment Association. Formerly, Director, SA Funds (registered investment company). Chairman, Director and Co-Chief Executive Officer of Dimensional Fund Advisors Canada ULC. Director and President (since 2012) of Dimensional Japan Ltd. Chairman, Director, President, and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (since 2010).

Eduardo A. Repetto Director/Trustee, Co-Chief Executive Officer and Co-Chief Investment Officer 6300 Bee Cave Road, Building One Austin, TX 78746 1967	DFAIDG-Since 2009 DIG-Since 2009 DFAITC-Since 2009 DEM-Since 2009	122 portfolios in 4 investment companies

Co-Chief Executive Officer (beginning January 2010), Co-Chief Investment Officer (since June 2014), Director/Trustee, and formerly, Chief Investment Officer (March 2007-June 2014) of the DFA Entities. Director, Co-Chief Executive Officer and Chief Investment Officer (since 2010) of Dimensional Cayman Commodity Fund I Ltd. Director, Co-Chief Executive Officer, President and Co-Chief Investment Officer of Dimensional Fund Advisors Canada ULC and formerly, Chief Investment Officer (until April 2014). Co-Chief Investment Officer, Vice President, and Director of DFA Australia Limited and formerly, Chief Investment Officer (until April 2014). Director of Dimensional Fund Advisors Ltd., Dimensional Funds plc, Dimensional Funds II plc and Dimensional Advisors Ltd. Formerly, Vice President of the DFA Entities and Dimensional Fund Advisors Canada ULC. Director and Chief Investment Officer (since December 2012) of Dimensional Japan Ltd.

[1]	Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

[2]	Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the DFAIDG, DIG, DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the “Advisor”), Dimensional Fund Advisors Canada ULC.

*	Interested Trustees/Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
April A. Aandal 1963	Vice President	Since 2008	Vice President of all the DFA Entities.
Robyn G. Alcorta 1974	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Vice President, Business Development at Capson Physicians Insurance Company (2010-2012).
Magdalia S. Armstrong 1977	Vice President	Since 2016	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (January 2011 – January 2016).
Darryl D. Avery 1966	Vice President	Since 2005	Vice President of all the DFA Entities.
Arthur H. Barlow 1955	Vice President	Since 1993	Vice President of all the DFA Entities. Director and Managing Director of Dimensional Fund Advisors Ltd (since September 2013). Director of Dimensional Funds plc and Dimensional Funds II plc (since November 2013).
Lana Bergstein 1974	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Client Service Manager for Dimensional Fund Advisors LP (February 2008 – January 2014).
Stanley W. Black 1970	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Senior Research Associate (January 2012 – January 2014) and Research Associate (2006 – 2011) for Dimensional Fund Advisors LP.
Aaron T. Borders 1973	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (April 2008 – January 2014).
Scott A. Bosworth 1968	Vice President	Since 2007	Vice President of all the DFA Entities.
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., Dimensional Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Pte. and Dimensional Hong Kong Limited. Director, Vice President, Director and Assistant Secretary of Dimensional Fund Advisors Canada ULC.
David P. Butler 1964	Vice President	Since 2007	Vice President of all the DFA Entities. Head of Global Financial Services for Dimensional Fund Advisors LP (since 2008).
Douglas M. Byrkit 1970	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (December 2010 – January 2012).
Hunt M. Cairns 1973	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director (January 2010 – January 2014) for Dimensional Fund Advisors LP.
David K. Campbell 1966	Vice President	Since 2016	Vice President of all the DFA Entities. Formerly, DC Relationship Manager for Dimensional Fund Advisors LP (October 2010 – January 2016).
Dennis M. Chamberlain 1972	Vice President	Since 2015	Vice President of all the DFA Entities. Formerly, Regional Director (January 2012 – January 2015) for Dimensional Fund Advisors LP; Principal for Chamberlain Financial Group (October 2010 – December 2011).
Ryan J. Chaplinski 1971	Vice President	Since 2015	Vice President of all the DFA Entities. Formerly, Regional Director (June 2011 – January 2015) for Dimensional Fund Advisors LP; Sales Executive for Vanguard (2004 – June 2011).
James G. Charles 1956	Vice President	Since 2011	Vice President of all the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Joseph H. Chi 1966	Vice President	Since 2009

Vice President of all the DFA Entities. Co-Head of Portfolio Management (since March 2012) and Senior Portfolio Manager (since January 2012) for Dimensional Fund Advisors LP. Vice President of Dimensional Fund Advisors Canada ULC (since April 2016). Formerly, Portfolio Manager for Dimensional Fund Advisors LP (October 2005 to January 2012).

Pil Sun Choi 1972	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Counsel for Dimensional Fund Advisors LP (April 2012 – January 2014); Vice President and Counsel for AllianceBernstein L.P. (2006 – 2012).
Stephen A. Clark 1972	Vice President	Since 2004

Vice President of all the DFA Entities. Director and Vice President of Dimensional Japan Ltd (since February 2016). President and Director of Dimensional Fund Advisors Canada ULC (since February 2016), Vice President of DFA Australia Limited (since April 2008) and Director (since Oct 2016). Director of Dimensional Advisors Ltd, Dimensional Fund Advisors Pte. Ltd., and Dimensional Hong Kong Limited, (since April 2016), Vice President of Dimensional Fund Advisors Pte Ltd. (since June 2016), Head of Global Institutional Services for Dimensional Fund Advisors LP (since January 2014). Formerly, Vice President of Dimensional Fund Advisors Canada ULC (December 2010 – February 2016); Head of Institutional, North America (March 2012 to December 2013) and Head of Portfolio Management (January 2006 to March 2012) for Dimensional Fund Advisors LP.

Matthew B. Cobb 1971	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (September 2011 – March 2013); Vice President at MullinTBG (2005-2011).
Rose C. Cooke 1971	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (August 2010 – March 2014).
Ryan Cooper 1979	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (2003 – March 2014).
Jeffrey D. Cornell 1976	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (August 2002 – January 2012).
Robert P. Cornell 1949	Vice President	Since 2007	Vice President of all the DFA Entities.
John W. Crill (Wes) 1982	Vice President	Since 2016

Vice President of all the DFA Entities. Formerly, Senior Associate, Research (January 2015 – January 2016); Associate, Research (January 2014 – January 2015); Analyst, Research (July 2010 – January 2014) for Dimensional Fund Advisors LP.

Christopher S. Crossan 1965	Vice President and Global Chief Compliance Officer	Since 2004

Vice President and Global Chief Compliance Officer of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd. Chief Compliance Officer and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC, Chief Compliance Officer of Dimensional Fund Advisors Pte. Ltd. Formerly, Vice President and Global Chief Compliance Officer for Dimensional SmartNest (US) LLC (October 2010 – 2014).

John T. Curnutte 1980	Vice President	Since 2016

Vice President of all the DFA Entities. Formerly, Manager, Research Systems (November 2012 – January 2016) for Dimensional Fund Advisors LP; Assistant Vice President, Oaktree Capital Management (April 2011 – October 2012.

John Dashtara 1980	Vice President	Since 2015

Vice President of all the DFA Entities. Formerly, Regional Director (July 2013 – January 2015) for Dimensional Fund Advisors LP; Relationship Manager for Blackrock, Inc. (July 2011 – July 2013); Vice President for Towers Watson (formerly, WellsCanning) (June 2009 – July 2011).

James L. Davis 1956	Vice President	Since 1999	Vice President of all the DFA Entities.
Robert T. Deere 1957	Vice President	Since 1994	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada ULC.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Johnathon K. DeKinder 1979	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director (January 2012 – January 2014) and Senior Associate (August 2010 – December 2011) for Dimensional Fund Advisors LP.
Mark J. Dennis 1976	Vice President	Since 2015

Vice President of all DFA Entities. Formerly, Regional Director (May 2011 – January 2015) for Dimensional Fund Advisors LP; Vice President, Portfolio Specialist (January 2007 – May 2011) for Morgan Stanley Investment Management.

Massimiliano DeSantis 1971	Vice President	Since 2015

Vice President of all DFA Entities. Formerly, Senior Associate, Research (November 2012 – January 2015) for Dimensional Fund Advisors LP; Senior Consultant, NERA Economic Consulting, New York (May 2010 – November 2012).

Peter F. Dillard 1972	Vice President	Since 2010	Vice President of all the DFA Entities. Chief Data Officer for Dimensional Fund Advisors LP (since January 2016).
Robert W. Dintzner 1970	Vice President	Since 2001	Vice President of all the DFA Entities.
Karen M. Dolan 1979	Vice President	Since 2014

Vice President of all the DFA Entities. Head of Marketing for Dimensional Fund Advisors LP (since February 2013). Formerly, Senior Manager of Research and Marketing for Dimensional Fund Advisors LP (June 2012 – January 2013); Director of Mutual Fund Analysis at Morningstar (January 2008 – May 2012).

L. Todd Erskine 1959	Vice President	Since 2015	Vice President of all DFA Entities. Formerly, Regional Director (May 2008 – January 2015) for Dimensional Fund Advisors LP.
Richard A. Eustice 1965	Vice President and Assistant Secretary	Since 1998

Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Chief Operating Officer for Dimensional Fund Advisors Pte. Ltd. (since April 2013). Formerly, Chief Operating Officer for Dimensional Fund Advisors Ltd. (July 2008 – March 2013).

Gretchen A. Flicker 1971	Vice President	Since 2004	Vice President of all the DFA Entities.
Jed S. Fogdall 1974	Vice President	Since 2008

Vice President of all the DFA Entities. Co-Head of Portfolio Management (since March 2012) and Senior Portfolio Manager (since January 2012) of Dimensional Fund Advisors LP. Vice President of Dimensional Fund Advisors Canada ULC (since April 2016). Formerly, Portfolio Manager of Dimensional Fund Advisors LP (September 2004 – January 2012).

Edward A. Foley 1976	Vice President	Since 2014

Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (August 2011 – January 2014); Senior Vice President of First Trust Advisors L.P. (2007 – July 2011).

Deborah J.G. Foster 1959	Vice President	Since 2015	Vice President of all the DFA Entities. Formerly, Senior Associate (May 2011 – January 2015) for Dimensional Fund Advisors LP.
Jeremy P. Freeman 1970	Vice President	Since 2009	Vice President of all the DFA Entities.
Kimberly A. Ginsburg 1970	Vice President	Since 2015	Vice President of all the DFA Entities. Formerly, Vice President for Dimensional SmartNest (US) LLC (January 2012 - November 2014); Senior Vice President for Morningstar (July 2004 – July 2011).
Mark R. Gochnour 1967	Vice President	Since 2007	Vice President of all the DFA Entities.
Tom M. Goodrum 1968	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Managing Director at BlackRock (2004 – January 2012).
Henry F. Gray 1967	Vice President	Since 2000	Vice President of all the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
John T. Gray 1974	Vice President	Since 2007	Vice President of all the DFA Entities.
Christian Gunther 1975	Vice President	Since 2011	Vice President of all the DFA Entities. Senior Trader for Dimensional Fund Advisors LP (since 2012). Formerly, Senior Trader (2009-2012).
Robert W. Hawkins 1974	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Counsel for Dimensional Fund Advisors LP (January 2011 – January 2014).
Joel H. Hefner 1967	Vice President	Since 2007	Vice President of all the DFA Entities.
Kevin B. Hight 1967	Vice President	Since 2005	Vice President of all the DFA Entities.
Gregory K. Hinkle 1958	Vice President, Chief Financial Officer, and Treasurer	Since 2016

Vice President, Chief Financial Officer, and Treasurer of all the DFA Entities. Interim Chief Financial Officer, interim Treasurer and Vice President of Dimensional Advisors Ltd., Dimensional Hong Kong Limited, Dimensional Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Canada ULC, Dimensional Fund Advisors Pte. Ltd, DFA Australia Ltd. Formerly, interim Chief Financial Officer and interim Treasurer (April 2016 – September 2016), and Controller (August 2015 – September 2016) of all the DFA Entities); Vice President of T. Rowe Price Group, Inc. and Director of Investment Treasury and Treasurer of the T. Rowe Price Funds (March 2008 – July 2015).

Christine W. Ho 1967	Vice President	Since 2004	Vice President of all the DFA Entities.
Michael C. Horvath 1960	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Managing Director, Co-Head Global Consultant Relations at BlackRock (2004-2011).
Mark A. Hunter 1971	Vice President	Since 2015	Vice President of all the DFA Entities. Formerly, Senior Compliance Officer (November 2010 – January 2015) for Dimensional Fund Advisors LP.
Alan R. Hutchison 1977	Vice President	Since 2016

Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (January 2013 – Present). Formerly, Investment Associate for Dimensional Fund Advisors LP (January 2010 - January 2013).

Shahryar S. Jaberzadeh 1983	Vice President	Since 2016	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (April 2006 – January 2016).
Jeremy R. James 1977	Vice President	Since 2016

Vice President of all the DFA Entities. Formerly, Manager, IT Service Management (October 2014 – January 2016); Manager, Managed DC Systems (October 2005 – October 2014) for Dimensional Fund Advisors LP.

Jeff J. Jeon 1973	Vice President	Since 2004	Vice President of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd.
Garret D. Jones 1971	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Manager of Sales and Marketing Systems (January 2011 – January 2014) for Dimensional Fund Advisors LP.
Stephen W. Jones 1968	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Facilities Manager for Dimensional Fund Advisors LP (October 2008 – January 2012).
Scott P. Kaup 1975	Vice President	Since 2015

Vice President of all the DFA Entities. Formerly, Senior Manager, Investment Operations (January 2014 – January 2015) and Investment Operations Manager (May 2008 – January 2014) for Dimensional Fund Advisors LP.

David M. Kavanaugh 1978	Vice President	Since 2014

Vice President of all the DFA Entities. Head of Operations for Financial Advisor Services for Dimensional Fund Advisors LP (since July 2014). Formerly, Counsel of Dimensional Fund Advisors LP (August 2011 – January 2014); Associate at Andrews Kurth LLP (2006 – 2011).

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Patrick M. Keating 1954	Vice President	Since 2003

Vice President of DFAIDG, DIG, DFAITC, DEM, Dimensional Holdings Inc., Dimensional Fund Advisors LP and Dimensional Japan Ltd. Chief Operating Officer and Director of Dimensional Japan Ltd. Formerly, Vice President of DFA Securities LLC, Dimensional Cayman Commodity Fund I Ltd. and Dimensional Advisors Ltd (until February 2015); Chief Operating Officer of Dimensional Holdings Inc., DFA Securities LLC, Dimensional Fund Advisors LP, Dimensional Cayman Commodity Fund I Ltd., Dimensional Advisors Ltd. and Dimensional Fund Advisors Pte. Ltd. (until February 2015); Director, Vice President, and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC (until February 2015); Director of DFA Australia Limited, Dimensional Fund Advisors Ltd. and Dimensional Advisors Ltd. (until February 2015); and Director and Vice President of Dimensional Hong Kong Limited and Dimensional Fund Advisors Pte. Ltd. (until February 2015).

Andrew K. Keiper 1977	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (October 2004 – January 2013).
David M. Kershner 1971	Vice President	Since 2010	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since June 2004).
Arun C. Keswani 1975	Vice President	Since 2016

Vice President of all the DFA Entities. Senior Portfolio Manager for Dimensional Fund Advisors LP (January 2015 – Present). Formerly, Portfolio Manager (January 2013 – January 2015) and Investment Associate (October 2011 – January 2013) for Dimensional Fund Advisors LP; Investment Banking Associate at Morgan Stanley (August 2010 – September 2011).

Kimberly L. Kiser 1972	Vice President	Since 2014

Vice President of all the DFA Entities. Formerly, Creative Director for Dimensional Fund Advisors LP (September 2012 – January 2014); Vice President and Global Creative Director at Morgan Stanley (2007 – 2012); Visiting Assistant Professor, Graduate Communications Design at Pratt Institute (2004 – 2012).

Natalia Y. Knych 1971	Vice President	Since 2016

Vice President of all the DFA Entities. Formerly, Manager, RFP, Institutional (January 2015 – January 2016); Senior Associate, Institutional (April 2007 – January 2015) for Dimensional Fund Advisors LP.

Timothy R. Kohn 1971	Vice President	Since 2011	Vice President of all the DFA Entities. Head of Defined Contribution Sales for Dimensional Fund Advisors LP (since August 2010).
Joseph F. Kolerich 1971	Vice President	Since 2004	Vice President of all the DFA Entities. Senior Portfolio Manager of Dimensional Fund Advisors LP (since January 2012). Formerly, Portfolio Manager for Dimensional (April 2001 – January 2012).
Mark D. Krasniewski 1981	Vice President	Since 2013

Vice President of all the DFA Entities. Formerly, Senior Associate, Investment Analytics and Data (January 2012 – December 2012) and Systems Developer (June 2007 – December 2011) for Dimensional Fund Advisors LP.

Kahne L. Krause 1966	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director (May 2010 – January 2014) for Dimensional Fund Advisors LP.
Stephen W. Kurad 1968	Vice President	Since 2011	Vice President of all the DFA Entities.
Michael F. Lane 1967	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Chief Executive Officer for Dimensional SmartNest (US) LLC (July 2012 – November 2014).
Francis R. Lao 1969	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Vice President – Global Operations at Janus Capital Group (2005-2011).
David F. LaRusso 1978	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Senior Trader (January 2010 – December 2012) for Dimensional Fund Advisors LP.
Juliet H. Lee 1971	Vice President	Since 2005	Vice President of all the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Marlena I. Lee 1980	Vice President	Since 2011	Vice President of all the DFA Entities.
Paul A. Lehman 1971	Vice President	Since 2015

Vice President of all the DFA Entities. Formerly, Regional Director (July 2013 – January 2015) for Dimensional Fund Advisors LP; Chief Investment Officer (April 2005 – April 2013) for First Citizens Bancorporation.

John B. Lessley 1960	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (January 2008 – January 2013).
Joy L. Lopez 1971	Vice President	Since 2015

Vice President of all the DFA Entities. Formerly, Senior Tax Manager (February 2013 – January 2015) for Dimensional Fund Advisors LP; Vice President and Tax Manager, North America (August 2006 – April 2012) for Pacific Investment Management Company.

Apollo D. Lupescu 1969	Vice President	Since 2009	Vice President of all the DFA Entities.
Timothy P. Luyet 1972	Vice President	Since 2015

Vice President of all the DFA Entities. Formerly, Senior Manager, Marketing Operations (January 2014 – January 2015), Manager, Client Systems (October 2011 – January 2014) and RFP Manager (April 2010 – October 2011) for Dimensional Fund Advisors LP.

Peter Magnusson 1969	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (January 2011 – January 2014).
Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd.
Aaron M. Marcus 1970	Vice President	Since 2008	Vice President of all DFA Entities and Head of Global Human Resources for Dimensional Fund Advisors LP.
Duane R. Mattson 1965	Vice President	Since 2015

Vice President of all the DFA Entities. Formerly, Senior Compliance Officer (May 2012 – January 2015) for Dimensional Fund Advisors LP; Chief Compliance Officer (April 2010 – April 2012) for Al Frank Asset Management.

Bryan R. McClune 1975	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (January 2009 – January 2014).
Philip P. McInnis 1984	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director (January 2009 – January 2014) and Senior Associate (2011) for Dimensional Fund Advisors LP.
Francis L. McNamara 1959	Vice President	Since 2016	Vice President of all the DFA Entities. Formerly, Manager, Project Management Office for Dimensional Fund Advisors LP (October 2006 – January 2016).
Travis A. Meldau 1981	Vice President	Since 2015

Vice President of all the DFA Entities. Portfolio Manager (since September 2011) for Dimensional Fund Advisors LP. Formerly, Portfolio Manager for Wells Capital Management (October 2004 – September 2011).

Tracy R. Mitchell 1974	Vice President	Since 2016

Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (September 2013 – January 2016); Managing Director, Client Services, Charles Schwab (December 2009 – August 2013).

Jonathan G. Nelson 1971	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Manager, Investment Systems (2011 – January 2013) for Dimensional Fund Advisors LP.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Catherine L. Newell 1964	Vice President and Secretary	Vice President since 1997 and Secretary since 2000

Vice President and Secretary of all the DFA Entities. Director, Vice President and Secretary of DFA Australia Limited and Dimensional Fund Advisors Ltd. (since February 2002, April 1997, and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada ULC (since June 2003), Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan Ltd (since February 2012), Dimensional Advisors Ltd (since March 2012), Dimensional Fund Advisors Pte. Ltd. (since June 2012). Director of Dimensional Funds plc and Dimensional Funds II plc (since 2002 and 2006, respectively). Director of Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Pte. Ltd. and Dimensional Hong Kong Limited (since August 2012 and July 2012). Formerly, Vice President and Secretary of Dimensional SmartNest (US) LLC (October 2010 – November 2014).

John R. Nicholson 1977	Vice President	Since 2015	Vice President of all the DFA Entities. Formerly, Regional Director (June 2011 – January 2015) for Dimensional Fund Advisors LP; Sales Executive for Vanguard (July 2008 – May 2011).
Pamela B. Noble 1964	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Portfolio Manager for Dimensional Fund Advisors LP (2008 - 2010).
Selwyn Notelovitz 1961	Vice President and Deputy Chief Compliance Officer	Since 2013

Vice President and Deputy Chief Compliance Officer of all the DFA Entities. Deputy Chief Compliance Officer of Dimensional Fund Advisors LP (since December 2012). Formerly, Chief Compliance Officer of Wellington Management Company, LLP (2004 – 2011).

Carolyn L. O 1974	Vice President	Since 2010	Vice President of all the DFA Entities, Dimensional Cayman Commodity Fund I Ltd., and Dimensional Fund Advisors Canada ULC (since April 2016). Deputy General Counsel, Funds (since 2011).
Gerard K. O’Reilly 1976	Vice President and Co-Chief Investment Officer	Vice President since 2007 and Co-Chief Investment Officer since 2014	Vice President and Co-Chief Investment Officer of all the DFA Entities, Dimensional Fund Advisors Canada ULC, and Dimensional Japan Ltd. Director of Dimensional Funds plc and Dimensional Fund II plc.
Randy C. Olson 1980	Vice President	Since 2016

Vice President of all the DFA Entities. Formerly, Senior Compliance Officer for Dimensional Fund Advisors LP (July 2014 – January 2016); Vice President Regional Head of Investment Compliance, Asia, PIMCO Asia Private Limited (July 2012 – July 2014); Country Compliance Officer, Janus Capital, Singapore Private Limited (May 2011 – June 2012).

Daniel C. Ong 1973	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since July 2005).
Kyle K. Ozaki 1978	Vice President	Since 2010	Vice President of all the DFA Entities.
Matthew A. Pawlak 1977	Vice President	Since 2013

Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (2012 – January 2013); Senior Consultant (June 2011-December 2011) and Senior Investment Analyst and Consultant (July 2008-June 2011) at Hewitt EnnisKnupp.

Mary T. Phillips 1981	Vice President	Since 2016

Vice President of all the DFA Entities. Senior Portfolio Manager (January 2015 – present). Formerly, Portfolio Manager (April 2014 – January 2015) and Investment Associate for Dimensional Fund Advisors LP (July 2012 – March 2014).

Jeffrey L. Pierce 1984	Vice President	Since 2015

Vice President of all the DFA Entities. Senior Manager, Advisor Benchmarking (since January 2015) for Dimensional Fund Advisors LP. Formerly, Manager, Advisor Benchmarking (April 2012 – December 2014) for Dimensional Fund Advisors LP; Senior Manager, Research and Consulting (October 2010 – April 2012) for Crain Communications Inc.

Olivian T. Pitis 1974	Vice President	Since 2015	Vice President of all the DFA Entities. Formerly, Regional Director (May 2011 – January 2015) for Dimensional Fund Advisors LP.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Brian P. Pitre 1976	Vice President	Since 2015

Vice President of all the DFA Entities. Counsel for Dimensional Fund Advisors LP (since February 2015). Formerly, Chief Financial Officer and General Counsel for Relentless (March 2014 – January 2015); Vice President of all the DFA Entities (January 2013 – March 2014); Counsel for Dimensional Fund Advisors LP (January 2009 - March 2014).

David A. Plecha 1961	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and Dimensional Fund Advisors Canada ULC.
Allen Pu 1970	Vice President	Since 2011

Vice President of all the DFA Entities. Senior Portfolio Manager for Dimensional Fund Advisors LP (since January 2015). Formerly, Portfolio Manager for Dimensional Fund Advisors LP (2006 – January 2015).

David J. Rapozo 1967	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (January 2011 – January 2014).
Mark A. Regier 1969	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Planning and Analysis Manager for Dimensional Fund Advisors LP (July 2007 – January 2014).
Cory T. Riedberger 1979	Vice President	Since 2015	Vice President of all the DFA Entities. Formerly, Regional Director (March 2011 – January 2015) for Dimensional Fund Advisors LP.
Savina B. Rizova 1981	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Research Associate (June 2011 – January 2012) for Dimensional Fund Advisors LP.
Michael F. Rocque 1968	Vice President	Since 2015

Vice President of all the DFA Entities. Formerly, Senior Fund Accounting Manager (July 2013 – January 2015) for Dimensional Fund Advisors LP; Senior Financial Consultant and Chief Accounting Officer (July 2002 – July 2013) for MFS Investment Management.

L. Jacobo Rodríguez 1971	Vice President	Since 2005	Vice President of all the DFA Entities.
Austin S. Rosenthal 1978	Vice President	Since 2015	Vice President of all the DFA Entities. Formerly, Vice President for Dimensional SmartNest (US) LLC (September 2010 - November 2014).
Oliver J. Rowe 1960	Vice President	Since 2014

Vice President of all the DFA Entities. Formerly, Senior Manager, Human Resources for Dimensional Fund Advisors LP (January 2012 – January 2014); Director of Human Resources at Spansion, Inc. (March 2009 – December 2011).

Joseph S. Ruzicka 1987	Vice President	Since 2015

Vice President of all the DFA Entities. Formerly, Manager Investment Analytics and Data (January 2014 – January 2015), Senior Associate, Investment Analytics and Data (January 2013 – January 2014), Associate, Investment Analytics and Data (January 2012 – January 2013), and Investment Data Analyst (April 2010 – January 2012) for Dimensional Fund Advisors LP.

Julie A. Saft 1959	Vice President	Since 2010	Vice President of all the DFA Entities.
Joel P. Schneider 1980	Vice President	Since 2015	Vice President of all the DFA Entities. Portfolio Manager (since 2013) for Dimensional Fund Advisors LP. Formerly, Investment Associate (April 2011 – January 2013) for Dimensional Fund Advisors LP.
Ashish Shrestha 1978	Vice President	Since 2015	Vice President of all the DFA Entities. Formerly, Regional Director (September 2009 – January 2015) for Dimensional Fund Advisors LP.
Bruce A. Simmons 1965	Vice President	Since 2009	Vice President of all the DFA Entities.
Ted R. Simpson 1968	Vice President	Since 2007	Vice President of all the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Bhanu P. Singh 1981	Vice President	Since 2014

Vice President of all the DFA Entities. Senior Portfolio Manager for Dimensional Fund Advisors LP (since January 2015). Formerly, Portfolio Manager (January 2012 – January 2015) and Investment Associate for Dimensional Fund Advisors LP (August 2010 – December 2011).

Bryce D. Skaff 1975	Vice President	Since 2007	Vice President of all the DFA Entities.
Lukas J. Smart 1977	Vice President	Since 2014	Vice President of all the DFA Entities. Portfolio Manager of Dimensional Fund Advisors LP (since January 2010).
Andrew D. Smith 1968	Vice President	Since 2011	Vice President of all the DFA Entities.
Grady M. Smith 1956	Vice President	Since 2004	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada ULC.
Matthew Snider 1976	Vice President	Since 2016	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (September 2011 – January 2016); Sales Executive, Vanguard (May 2008 – August 2011).
Lawrence R. Spieth 1947	Vice President	Since 2004	Vice President of all the DFA Entities.
Charlene L. St. John 1965	Vice President	Since 2016

Vice President of all the DFA Entities. Formerly, Senior Manager for Dimensional Fund Advisors LP (September 2014 - January 2016); Vice President of Marketing, Forward Management/Salient (January 2008 – February 2014).

Brent M. Stone 1971	Vice President	Since 2016	Vice President of all the DFA Entities. Formerly, Project Manager (September 2012 – December 2015) and Manager, Corporate Systems for Dimensional Fund Advisors LP (January 2011 – September 2012).
Richard H. Tatlow V 1971	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (April 2010 – January 2013).
Blake T. Tatsuta 1973	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Manager, Investment Analytics and Data (2012 – January 2013) and Research Assistant (2002-2011) for Dimensional Fund Advisors LP.
James J. Taylor 1983	Vice President	Since 2016	Vice President of all the DFA Entities. Formerly, Accounting Manager for Dimensional Fund Advisors LP (November 2009 – January 2016).
Erik T. Totten 1980	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Regional Director (2010 – January 2013) for Dimensional Fund Advisors LP.
John H. Totten 1978	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (January 2008 - January 2012).
Robert C. Trotter 1958	Vice President	Since 2009	Vice President of all the DFA Entities.
Dave C. Twardowski 1982	Vice President	Since 2015	Vice President of all the DFA Entities. Formerly, Research Associate (June 2011 – January 2015) for Dimensional Fund Advisors LP.
Karen E. Umland 1966	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.
Benjamin C. Walker 1979	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (September 2008 – January 2014).
Brian J. Walsh 1970	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since 2004).

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Jessica Walton 1974	Vice President	Since 2015

Vice President of all the DFA Entities. Formerly, Regional Director (January 2012 – January 2015) for Dimensional Fund Advisors LP; Director of Marketing and Investor Relations for Treaty Oak Capital Management (July 2011 – October 2011); Vice President for Rockspring Capital (October 2010 – July 2011).

Griffin S. Watkins 1985	Vice President	Since 2016	Vice President of all the DFA Entities. Formerly, Regional Director (January 2014 – January 2016) and Senior Associate (January 2011 – December 2013). for Dimensional Fund Advisors LP.
Timothy P. Wei 1968	Vice President	Since 2016

Vice President of all the DFA Entities. Formerly, Counsel for Dimensional Fund Advisors LP (July 2014 – January 2016); Assistant General Counsel, Teacher Retirement System of Texas (October 2008 – June 2014).

Weston J. Wellington 1951	Vice President	Since 1997	Vice President of all the DFA Entities.
Ryan J. Wiley 1976	Vice President	Since 2007	Vice President of all the DFA Entities.
Kristina M. Williams 1975	Vice President	Since 2016

Vice President of all the DFA Entities. Formerly, Client Service Supervisor for Dowling & Yahnke (July 2014-January 2016); Head of Operations for The Elements Financial Group (January 2013-June 2014); Head of Operations for Vericimetry Advisors LLC (July 2011-December 2012).

Jeremy J. Willis 1976	Vice President	Since 2016

Vice President of all the DFA Entities. Formerly, Manager, Client Systems for Dimensional Fund Advisors LP (May 2012 – January 2016); Vice President, Implementations, Citigroup (August 2006 – October 2011).

Stacey E. Winning 1981	Vice President	Since 2015

Vice President of all the DFA Entities. Head of Global Recruiting and Development (since June 2014) for Dimensional Fund Advisors LP. Formerly, Senior Manager, Recruiting (December 2012 – June 2014) for Dimensional Fund Advisors LP; Co-Head of Global Recruiting (May 2009 – November 2012) for Two Sigma Investments.

Cecelia K. Wong 1981	Vice President	Since 2016	Vice President of all the DFA Entities. Formerly, Client Service Manager for Dimensional Fund Advisors LP (June 2005 – January 2016).
Craig A. Wright 1982	Vice President	Since 2016

Vice President of all the DFA Entities. Formerly, Accounting Manager for Dimensional Fund Advisors LP (November 2011 – January 2016); Senior Associate, PricewaterhouseCoopers LP (July 2009 – November 2011).

Joseph L. Young 1978	Vice President	Since 2011	Vice President of all the DFA Entities.

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

PORTFOLIOS OF INVESTMENTS
SA U.S. FIXED INCOME FUND
SA GLOBAL FIXED INCOME FUND
SA U.S. CORE MARKET FUND
SA U.S. VALUE FUND
SA U.S. SMALL COMPANY FUND
SA INTERNATIONAL VALUE FUND
SA INTERNATIONAL SMALL COMPANY FUND
SA EMERGING MARKETS VALUE FUND
SA REAL ESTATE SECURITIES FUND
SA WORLDWIDE MODERATE GROWTH FUND

LWI FINANCIAL INC.
10 Almaden Blvd., 15th Floor | San Jose, CA 95113
1-844-366-0905 | sa-funds.com

Member FINRA/SIPC, this report is prepared for the general information of shareholders and is not an offer of shares of the SA Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

(a)

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.4%
Aerospace & Defense — 2.7%
Arconic, Inc.	4,935	$91,495
BE Aerospace, Inc.	4,563	274,647
Boeing Co. (The)	29,229	4,550,371
BWX Technologies, Inc.	5,045	200,286
Cubic Corp.	500	23,975
Curtiss-Wright Corp.	1,160	114,098
DigitalGlobe, Inc.*	1,509	43,233
Engility Holdings, Inc.*	495	16,682
Esterline Technologies Corp.*	736	65,651
General Dynamics Corp.	10,584	1,827,433
HEICO Corp.	677	52,231
HEICO Corp., Class A	1,226	83,245
Hexcel Corp.	3,100	159,464
Huntington Ingalls Industries, Inc.	1,972	363,223
KLX, Inc.*	1,200	54,132
L3 Technologies, Inc.	826	125,643
Lockheed Martin Corp.	12,054	3,012,777
Moog, Inc., Class A*	1,100	72,248
Northrop Grumman Corp.	7,231	1,681,786
Orbital ATK, Inc.	573	50,269
Raytheon Co.	9,666	1,372,572
Rockwell Collins, Inc.	5,848	542,460
Spirit Aerosystems Holdings, Inc., Class A	5,105	297,877
Teledyne Technologies, Inc.*	800	98,400
Textron, Inc.	8,122	394,404
TransDigm Group, Inc.	1,620	403,315
Triumph Group, Inc.	1,120	29,680
United Technologies Corp.	25,637	2,810,328
Vectrus, Inc.*	366	8,729
Wesco Aircraft Holdings, Inc.*	844	12,618
		18,833,272
Air Freight & Logistics — 1.0%
CH Robinson Worldwide, Inc.@	6,400	468,864
Expeditors International of Washington, Inc.	7,407	392,275
FedEx Corp.	9,639	1,794,782
Forward Air Corp.	536	25,396
HUB Group, Inc., Class A*	982	42,962
United Parcel Service, Inc., Class B	33,744	3,868,412
XPO Logistics, Inc.*	3,028	130,688
		6,723,379
Airlines — 1.0%
Alaska Air Group, Inc.	5,828	517,118
Allegiant Travel Co.	800	133,120
American Airlines Group, Inc.	27,103	1,265,439
Copa Holdings SA, Class A	1,041	94,554
Delta Air Lines, Inc.	36,650	1,802,814
Hawaiian Holdings, Inc.*	2,703	154,071
JetBlue Airways Corp.*	10,625	238,213
Skywest, Inc.	500	18,225
Southwest Airlines Co.	30,212	1,505,766
Spirit Airlines, Inc.@*	2,600	150,436
United Continental Holdings, Inc.*	16,772	1,222,343
		7,102,099
Auto Components — 0.5%
Adient PLC*	2,642	154,821
American Axle & Manufacturing Holdings, Inc.*	4,031	77,798
Autoliv, Inc.@	2,700	305,505
BorgWarner, Inc.@	7,568	298,482
Cooper Tire & Rubber Co.	2,400	93,240
Dana, Inc.	6,712	127,394
Delphi Automotive PLC	13,800	929,430
Dorman Products, Inc.@*	1,109	81,024
Federal-Mogul Holdings Corp.*	1,249	12,877
Gentex Corp.	10,100	198,869
Gentherm, Inc.*	1,000	33,850
Goodyear Tire & Rubber Co. (The)	12,112	373,897
Horizon Global Corp.*	587	14,088
LCI Industries	900	96,975
Lear Corp.	2,724	360,576
Tenneco, Inc.@*	2,500	156,175
Visteon Corp.	1,205	96,810
		3,411,811
Automobiles — 0.7%
Ford Motor Co.	148,394	1,800,019
General Motors Co.	56,248	1,959,680
Harley-Davidson, Inc.@	7,722	450,502
Tesla Motors, Inc.*	1,103	235,700
Thor Industries, Inc.	1,600	160,080
		4,605,981
Beverages — 2.4%
Boston Beer Co., Inc. (The), Class A@*	422	71,677
Brown-Forman Corp., Class A	1,902	87,968
Brown-Forman Corp., Class B	11,440	513,885
Coca-Cola Bottling Co., Consolidated	200	35,770
Coca-Cola Co. (The)	169,850	7,041,981
Constellation Brands, Inc., Class A	3,898	597,602
Dr Pepper Snapple Group, Inc.	8,222	745,489
Molson Coors Brewing Co., Class B	2,775	270,035
Monster Beverage Corp.*	12,111	537,002
PepsiCo, Inc.	67,969	7,111,596
		17,013,005
Biotechnology — 3.1%
AbbVie, Inc.	75,823	4,748,036
Alexion Pharmaceuticals, Inc.*	1,781	217,905
Alkermes PLC*	1,979	109,993
Alnylam Pharmaceuticals, Inc.@*	810	30,326
Amgen, Inc.	23,546	3,442,661
Aptevo Therapeutics, Inc.*	51	124
Biogen, Inc.*	9,175	2,601,846
BioMarin Pharmaceutical, Inc.*	1,527	126,497
Celgene Corp.*	27,905	3,230,004
Emergent BioSolutions, Inc.*	102	3,350
Exelixis, Inc.*	6,333	94,425
Gilead Sciences, Inc.	65,679	4,703,273
Incyte Corp.*	5,067	508,068
Insys Therapeutics, Inc.@*	201	1,849
See notes to financial statements

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Biotechnology (Continued)
Ionis Pharmaceuticals, Inc.@*	1,162	$55,578
Ligand Pharmaceuticals, Inc.*	374	38,002
Myriad Genetics, Inc.@*	2,380	39,675
Neurocrine Biosciences, Inc.*	1,008	39,010
Opko Health, Inc.@*	3,300	30,690
Regeneron Pharmaceuticals, Inc.*	2,508	920,662
Seattle Genetics, Inc.*	1,502	79,261
TESARO, Inc.@*	616	82,840
Ultragenyx Pharmaceutical, Inc.@*	618	43,452
United Therapeutics Corp.@*	1,803	258,604
Vertex Pharmaceuticals, Inc.*	1,732	127,596
		21,533,727
Building Products — 0.4%
A.O. Smith Corp.	4,700	222,545
AAON, Inc.	400	13,220
Allegion PLC	4,647	297,408
Apogee Enterprises, Inc.	400	21,424
Armstrong Flooring, Inc.*	711	14,156
Armstrong World Industries, Inc.@*	1,422	59,440
Builders FirstSource, Inc.*	1,300	14,261
Fortune Brands Home & Security, Inc.	4,126	220,576
Johnson Controls International PLC	26,423	1,088,363
Lennox International, Inc.	1,236	189,318
Masco Corp.	11,358	359,140
Owens Corning	3,497	180,305
Simpson Manufacturing Co., Inc.	1,080	47,250
Trex Co., Inc.*	800	51,520
Universal Forest Products, Inc.	597	61,001
USG Corp.@*	2,828	81,673
		2,921,600
Capital Markets — 2.1%
Affiliated Managers Group, Inc.*	1,930	280,429
Ameriprise Financial, Inc.	5,167	573,227
Artisan Partners Asset Management, Inc., Class A	1,440	42,840
Bank of New York Mellon Corp. (The)	22,232	1,053,352
BGC Partners, Inc., Class A	7,600	77,748
BlackRock, Inc.	2,592	986,360
CBOE Holdings, Inc.	3,888	287,284
Charles Schwab Corp. (The)	25,698	1,014,300
CME Group, Inc.	3,590	414,106
Cohen & Steers, Inc.	500	16,800
Donnelley Financial Solutions, Inc.*	1,074	24,681
E*Trade Financial Corp.*	4,507	156,168
Eaton Vance Corp.	5,845	244,789
Evercore Partners, Inc., Class A	1,380	94,806
FactSet Research Systems, Inc.	1,947	318,198
Federated Investors, Inc., Class B	3,536	99,998
Financial Engines, Inc.	700	25,725
Franklin Resources, Inc.	8,861	350,718
GAMCO Investors, Inc., Class A	200	6,178
Goldman Sachs Group, Inc. (The)	5,595	1,339,723
Interactive Brokers Group, Inc., Class A	2,247	82,038
Intercontinental Exchange, Inc.	10,435	588,743
Invesco Ltd.	8,325	252,580
Janus Capital Group, Inc.	4,300	57,061
Legg Mason, Inc.	1,900	56,829
LPL Financial Holdings, Inc.	2,967	104,468
MarketAxess Holdings, Inc.	1,300	190,996
Moody’s Corp.	5,690	536,396
Morgan Stanley	22,940	969,215
Morningstar, Inc.	700	51,492
MSCI, Inc., Class A	3,286	258,871
Nasdaq, Inc.	1,536	103,096
Northern Trust Corp.	4,761	423,967
NorthStar Asset Management Group, Inc.	4,703	70,169
Raymond James Financial, Inc.	2,600	180,102
S&P Global, Inc.	12,709	1,366,726
SEI Investments Co.	4,110	202,870
State Street Corp.	4,356	338,548
Stifel Financial Corp.*	1,686	84,216
T. Rowe Price Group, Inc.	10,102	760,277
TD Ameritrade Holding Corp.	7,939	346,140
Virtus Investment Partners, Inc.	200	23,610
Waddell & Reed Financial, Inc., Class A@	3,561	69,475
WisdomTree Investments, Inc.@	5,031	56,045
		14,581,360
Chemicals — 2.5%
AdvanSix, Inc.*	1,163	25,749
Air Products & Chemicals, Inc.	6,940	998,111
Albemarle Corp.	3,067	264,007
Ashland Global Holdings, Inc.	1,329	145,246
Axalta Coating Systems Ltd.*	5,614	152,701
Balchem Corp.	1,093	91,725
Cabot Corp.	1,800	90,972
Celanese Corp., Series A	2,723	214,409
CF Industries Holdings, Inc.@	5,854	184,284
Dow Chemical Co. (The)	35,427	2,027,133
Eastman Chemical Co.	6,348	477,433
Ecolab, Inc.	8,393	983,827
EI Du Pont de Nemours & Co.	28,819	2,115,315
Flotek Industries, Inc.@*	1,026	9,634
FMC Corp.	1,919	108,539
GCP Applied Technologies, Inc.*	3,212	85,921
H.B. Fuller Co.	1,077	52,030
Huntsman Corp.	6,809	129,916
Ingevity Corp.*	830	45,534
International Flavors & Fragrances, Inc.	3,158	372,107
LyondellBasell Industries NV, Class A	17,535	1,504,152
Minerals Technologies, Inc.	1,316	101,661
Monsanto Co.	19,039	2,003,093
Mosaic Co. (The)	4,187	122,805
NewMarket Corp.	462	195,814
Olin Corp.@	3,768	96,498
Platform Specialty Products Corp.*	1,155	11,331
PolyOne Corp.	2,800	89,712
PPG Industries, Inc.	10,610	1,005,404
Praxair, Inc.	14,061	1,647,809
RPM International, Inc.	4,928	265,274

See notes to financial statements

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Chemicals (Continued)
Scotts Miracle-Gro Co. (The), Class A	2,064	$197,215
Sensient Technologies Corp.	1,000	78,580
Sherwin Williams Co. (The)	3,887	1,044,592
Trinseo SA	1,665	98,734
Tronox Ltd., Class A	771	7,949
Valspar Corp. (The)	3,512	363,878
W.R. Grace & Co.	2,716	183,710
		17,592,804
Commercial Banks — 4.1%
Associated Banc-Corp.	4,367	107,865
BancorpSouth, Inc.	2,260	70,173
Bank of America Corp.	139,262	3,077,712
Bank of Hawaii Corp.	1,300	115,297
Bank of the Ozarks, Inc.	2,453	129,003
BankUnited, Inc.	2,100	79,149
BB&T Corp.	8,677	407,993
Cathay General Bancorp	2,343	89,104
Chemical Financial Corp.	1,945	105,361
CIT Group, Inc.	2,643	112,803
Citigroup, Inc.	40,085	2,382,252
Citizens Financial Group, Inc.	6,158	219,410
Columbia Banking System, Inc.	1,612	72,024
Comerica, Inc.	3,113	212,026
Commerce Bancshares, Inc.	2,416	139,669
Community Bank System, Inc.	1,228	75,878
Cullen/Frost Bankers, Inc.	681	60,085
CVB Financial Corp.	2,712	62,186
Eagle Bancorp, Inc.*	460	28,037
East West Bancorp, Inc.	3,444	175,059
Fifth Third Bancorp	18,398	496,194
First Citizens Bancshares, Inc., Class A	46	16,330
First Financial Bankshares, Inc.	705	31,866
First Horizon National Corp.	5,445	108,954
First Midwest Bancorp, Inc.	1,735	43,774
First Republic Bank	2,906	267,759
FNB Corp.	4,017	64,393
Fulton Financial Corp.	5,467	102,780
Glacier Bancorp, Inc.	3,134	113,545
Great Western Bancorp, Inc.	1,288	56,144
Hancock Holding Co.	2,100	90,510
Hilltop Holdings, Inc.	2,327	69,345
Home Bancshares, Inc.	1,846	51,263
Hope Bancorp, Inc.	2,893	63,328
Huntington Bancshares, Inc.	17,050	225,401
Iberiabank Corp.	891	74,621
International Bancshares Corp.	1,350	55,080
Investors Bancorp, Inc.	5,282	73,684
JPMorgan Chase & Co.	79,768	6,883,181
KeyCorp.	13,595	248,381
LegacyTexas Financial Group, Inc.	399	17,181
M&T Bank Corp.	1,384	216,499
MB Financial, Inc.	1,600	75,568
Old National Bancorp	2,800	50,820
PacWest Bancorp	1,900	103,436
People’s United Financial, Inc.	2,892	55,989
Pinnacle Financial Partners, Inc.	641	44,421
PNC Financial Services Group, Inc. (The)	9,592	1,121,880
Popular, Inc.	2,182	95,615
Private Bancorp, Inc.	2,000	108,380
Prosperity Bancshares, Inc.	1,226	88,002
Regions Financial Corp.	15,317	219,952
ServisFirst Bancshares, Inc.	434	16,249
Signature Bank*	1,100	165,220
Simmons First National Corp., Class A	600	37,290
South State Corp.	799	69,833
Sterling Bancorp	2,975	69,615
SunTrust Banks, Inc.	10,671	585,304
SVB Financial Group*	1,100	188,826
Synovus Financial Corp.	3,279	134,701
TCF Financial Corp.	4,700	92,073
Texas Capital Bancshares, Inc.*	827	64,837
Trustmark Corp.	1,900	67,735
UMB Financial Corp.	900	69,408
Umpqua Holdings Corp.	3,100	58,218
United Bankshares, Inc.@	1,262	58,367
United Community Banks, Inc.	396	11,730
US Bancorp	34,532	1,773,909
Valley National Bancorp	5,707	66,429
Webster Financial Corp.	1,276	69,261
Wells Fargo & Co.	99,974	5,509,567
Westamerica Bancorp	500	31,465
Western Alliance Bancorp*	2,242	109,208
Wintrust Financial Corp.	1,100	79,827
Zions Bancorp	3,209	138,115
		28,522,549
Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	1,200	49,008
Brady Corp., Class A	1,200	45,060
Brink’s Co. (The)	1,230	50,738
Cintas Corp.	3,459	399,722
Civeo Corp.*	3,200	7,040
Clean Harbors, Inc.*	1,735	96,553
Copart, Inc.*	4,171	231,115
Covanta Holding Corp.@	3,570	55,692
Deluxe Corp.	2,000	143,220
Essendant, Inc.	900	18,810
Healthcare Services Group, Inc.	2,053	80,416
Herman Miller, Inc.	2,059	70,418
HNI Corp.	1,066	59,611
Interface, Inc.	1,200	22,260
KAR Auction Services, Inc.	5,425	231,213
LSC Communications, Inc.	1,074	31,876
Mobile Mini, Inc.	1,083	32,761
MSA Safety, Inc.	1,100	76,263
Pitney Bowes, Inc.	9,123	138,578
Republic Services, Inc.	7,222	412,015
Rollins, Inc.	4,221	142,585
RR Donnelley & Sons Co.	2,865	46,757
Steelcase, Inc., Class A.	3,679	65,854
Stericycle, Inc.*	1,894	145,914
Tetra Tech, Inc.	1,092	47,120

See notes to financial statements

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Services & Supplies (Continued)
UniFirst Corp.	477	$68,521
Waste Management, Inc.	20,670	1,465,710
West Corp.	700	17,332
		4,252,162
Communications Equipment — 0.9%
ADTRAN, Inc.	1,300	29,055
Arista Networks, Inc.*	864	83,609
ARRIS International PLC*	4,019	121,092
Brocade Communications Systems, Inc.	11,672	145,783
Ciena Corp.*	4,911	119,878
Cisco Systems, Inc.	128,469	3,882,333
CommScope Holding Co., Inc.*	6,010	223,572
EchoStar Corp., Class A*	1,040	53,446
F5 Networks, Inc.*	2,800	405,216
Finisar Corp.*	2,900	87,783
Harris Corp.	3,277	335,794
InterDigital, Inc.	1,772	161,872
Juniper Networks, Inc.	4,904	138,587
Lumentum Holdings, Inc.*	1,020	39,423
Motorola Solutions, Inc.	4,325	358,499
NETGEAR, Inc.*	426	23,153
NetScout Systems, Inc.*	2,150	67,725
Palo Alto Networks, Inc.@*	756	94,538
Plantronics, Inc.	1,300	71,188
Ubiquiti Networks, Inc.*	932	53,870
Viasat, Inc.*	1,131	74,895
Viavi Solutions, Inc.*	5,100	41,718
		6,613,029
Computers & Peripherals — 4.6%
3D Systems Corp.@*	1,421	18,885
Apple, Inc.	245,388	28,420,838
Electronics for Imaging, Inc.*	1,399	61,360
Hewlett Packard Enterprise Co.	41,903	969,635
HP, Inc.	56,387	836,783
NCR Corp.*	4,927	199,839
NetApp, Inc.	7,606	268,264
Seagate Technology PLC	15,309	584,345
Stratasys Ltd.@*	981	16,226
Western Digital Corp.	5,725	389,014
		31,765,189
Construction & Engineering — 0.2%
AECOM*	2,636	95,845
Chicago Bridge & Iron Co. NV	2,347	74,517
Dycom Industries, Inc.@*	1,788	143,559
EMCOR Group, Inc.	1,700	120,292
Fluor Corp.	3,842	201,782
Granite Construction, Inc.	245	13,475
Jacobs Engineering Group, Inc.*	1,095	62,415
KBR, Inc.	2,987	49,853
MasTec, Inc.*	2,200	84,150
Primoris Services Corp.	1,000	22,780
Quanta Services, Inc.*	3,524	122,811
Valmont Industries, Inc.	432	60,869
		1,052,348
Construction Materials — 0.1%
Eagle Materials, Inc.	1,471	144,938
Martin Marietta Materials, Inc.	988	218,872
Vulcan Materials Co.	2,484	310,872
		674,682
Consumer Finance — 0.9%
Ally Financial, Inc.	14,704	279,670
American Express Co.	32,806	2,430,269
Capital One Financial Corp.	11,832	1,032,224
Credit Acceptance Corp.*	284	61,773
Discover Financial Services	13,305	959,157
FirstCash, Inc.	1,400	65,800
Navient Corp.	13,453	221,033
Nelnet, Inc., Class A	156	7,917
OneMain Holdings, Inc.@*	893	19,771
PRA Group, Inc.*	1,500	58,650
Santander Consumer USA Holdings, Inc.*	3,992	53,892
SLM Corp.*	15,724	173,278
Synchrony Financial	26,610	965,145
		6,328,579
Containers & Packaging — 0.6%
Aptargroup, Inc.	2,499	183,552
Avery Dennison Corp.	4,556	319,922
Ball Corp.	3,343	250,959
Bemis Co., Inc.	3,733	178,512
Berry Plastics Group, Inc.*	4,752	231,565
Crown Holdings, Inc.*	6,068	318,995
Graphic Packaging Holding Co.	13,226	165,061
Greif, Inc., Class A	1,000	51,310
International Paper Co.	14,819	786,296
Owens-Illinois, Inc.*	6,988	121,661
Packaging Corp. of America	4,365	370,239
Sealed Air Corp.	9,671	438,483
Silgan Holdings, Inc.	1,968	100,722
Sonoco Products Co.	3,106	163,686
WestRock Co.	3,180	161,449
		3,842,412
Distributors — 0.1%
Core-Mark Holding Co., Inc.	724	31,182
Genuine Parts Co.	5,605	535,502
LKQ Corp.*	9,191	281,704
Pool Corp.	1,885	196,681
		1,045,069
Diversified Consumer Services — 0.2%
Apollo Education Group, Inc.*	4,463	44,184
Bright Horizons Family Solutions, Inc.*	1,729	121,064
DeVry Education Group, Inc.@	1,600	49,920
Graham Holdings Co., Class B	100	51,195
Grand Canyon Education, Inc.*	2,002	117,017

See notes to financial statements

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Consumer Services (Continued)
H&R Block, Inc.	8,277	$190,288
Houghton Mifflin Harcourt Co.*	2,049	22,232
Service Corp. International	9,025	256,310
ServiceMaster Global Holdings, Inc.*	6,209	233,893
Sotheby’s	1,900	75,734
		1,161,837
Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B*	51,921	8,462,085
FNFV Group*	2,320	31,784
Leucadia National Corp.	4,626	107,555
Voya Financial, Inc.	1,793	70,321
		8,671,745
Diversified Telecommunication Services — 3.2%
AT&T, Inc.	241,453	10,268,996
CenturyLink, Inc.	19,042	452,819
Cogent Communications Holdings, Inc.	1,228	50,778
Frontier Communications Corp.@	18,754	63,388
Level 3 Communications, Inc.*	6,484	365,438
SBA Communications Corp., Class A*	3,900	402,714
Verizon Communications, Inc.	201,557	10,759,113
Windstream Holdings, Inc.@	4,665	34,194
		22,397,440
Electric Utilities — 1.7%
Allete, Inc.	1,400	89,866
Alliant Energy Corp.	5,892	223,248
American Electric Power Co., Inc.	14,430	908,513
Avangrid, Inc.	1,433	54,282
Duke Energy Corp.	18,792	1,458,635
Edison International	10,408	749,272
El Paso Electric Co.	1,200	55,800
Entergy Corp.	4,316	317,097
Eversource Energy	8,109	447,860
Exelon Corp.	29,315	1,040,389
FirstEnergy Corp.	10,397	321,995
Great Plains Energy, Inc.	4,084	111,697
Hawaiian Electric Industries, Inc.	3,245	107,312
IDACORP, Inc.	1,576	126,947
MGE Energy, Inc.	573	37,417
NextEra Energy, Inc.	14,718	1,758,212
OGE Energy Corp.	5,840	195,348
PG&E Corp.	13,322	809,578
Pinnacle West Capital Corp.	3,190	248,916
PNM Resources, Inc.	2,600	89,180
Portland General Electric Co.	2,100	90,993
PPL Corp.	19,020	647,631
Southern Co. (The)	27,660	1,360,595
Westar Energy, Inc.	4,860	273,861
Xcel Energy, Inc.	15,130	615,791
		12,140,435
Electrical Equipment — 0.6%
Acuity Brands, Inc.	1,379	318,356
AMETEK, Inc.	7,303	354,926
Babcock & Wilcox Enterprises, Inc.*	1,486	24,652
Eaton Corp. PLC	9,300	623,937
Emerson Electric Co.	26,180	1,459,535
EnerSys	1,200	93,720
Generac Holdings, Inc.*	2,200	89,628
Hubbell, Inc.	1,994	232,700
Regal Beloit Corp.	967	66,965
Rockwell Automation, Inc.@	5,603	753,043
Sensata Technologies Holding NV*	5,879	228,987
		4,246,449
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	11,806	793,363
Anixter International, Inc.*	800	64,840
Arrow Electronics, Inc.*	2,885	205,700
Avnet, Inc.	2,642	125,786
Belden, Inc.	1,699	127,034
CDW Corp.	6,754	351,816
Cognex Corp.	1,853	117,888
Coherent, Inc.*	580	79,683
Corning, Inc.	13,249	321,553
Daktronics, Inc.	100	1,070
Dolby Laboratories, Inc., Class A	1,700	76,823
Flex Ltd.*	21,283	305,837
FLIR Systems, Inc.	3,073	111,212
IPG Photonics Corp.*	763	75,316
Itron, Inc.*	545	34,253
Jabil Circuit, Inc.	5,400	127,818
Keysight Technologies, Inc.*	5,963	218,067
Knowles Corp.*	1,850	30,913
Littelfuse, Inc.	380	57,673
Methode Electronics, Inc.	400	16,540
National Instruments Corp.	1,558	48,018
OSI Systems, Inc.*	572	43,541
Plexus Corp.*	900	48,636
Sanmina Corp.*	900	32,985
SYNNEX Corp.	735	88,950
TE Connectivity Ltd.	11,810	818,197
Tech Data Corp.*	1,300	110,084
Trimble, Inc.*	5,941	179,121
Universal Display Corp.@*	99	5,574
VeriFone Systems, Inc.*	2,891	51,257
Vishay Intertechnology, Inc.@	4,130	66,906
Zebra Technologies Corp., Class A*	1,552	133,099
		4,869,553
Energy Equipment & Services — 0.6%
Archrock, Inc.	1,688	22,282
Atwood Oceanics, Inc.@	1,100	14,443
Baker Hughes, Inc.	5,494	356,945
Bristow Group, Inc.	1,083	22,180
CARBO Ceramics, Inc.*	300	3,138
Core Laboratories NV	1,811	217,392
Diamond Offshore Drilling, Inc.	1,386	24,532
Dril-Quip, Inc.@*	900	54,045
Era Group, Inc.*	400	6,788
Exterran Corp.*	844	20,172
FMC Technologies, Inc.*	3,165	112,453
Forum Energy Technologies, Inc.*	1,368	30,096
Gulfmark Offshore, Inc., Class A@*	600	1,050

See notes to financial statements

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Energy Equipment & Services (Continued)
Halliburton Co.	9,916	$536,356
Helix Energy Solutions Group, Inc.*	2,643	23,311
Helmerich & Payne, Inc.	952	73,685
Hornbeck Offshore Services, Inc.*	900	6,498
McDermott International, Inc.*	6,400	47,296
Nabors Industries Ltd.	8,800	144,320
National Oilwell Varco, Inc.	4,522	169,304
Noble Corp. PLC@	5,783	34,235
Oceaneering International, Inc.	2,700	76,167
Oil States International, Inc.*	1,400	54,600
Pacific Drilling SA@*	2	8
Patterson-UTI Energy, Inc.@	4,300	115,756
Rowan Cos. PLC, Class A@	2,805	52,986
Schlumberger Ltd.	20,262	1,700,995
SEACOR Holdings, Inc.*	500	35,640
Superior Energy Services, Inc.	2,568	43,348
Tidewater, Inc.	1,400	4,774
Transocean Ltd.*	6,878	101,382
U.S. Silica Holdings, Inc.	212	12,016
Unit Corp.*	1,300	34,931
Weatherford International PLC@*	7,321	36,532
		4,189,656
Food & Staples Retailing — 2.3%
Andersons, Inc. (The)	486	21,724
Casey’s General Stores, Inc.	1,701	202,215
Costco Wholesale Corp.	17,536	2,807,689
CVS Health Corp.	34,931	2,756,405
Kroger Co. (The)	43,800	1,511,538
PriceSmart, Inc.	600	50,100
Rite Aid Corp.*	44,924	370,174
Sprouts Farmers Market, Inc.*	4,416	83,551
SUPERVALU, Inc.*	5,600	26,152
Sysco Corp.	21,676	1,200,200
United Natural Foods, Inc.*	1,400	66,808
Wal-Mart Stores, Inc.	63,562	4,393,406
Walgreens Boots Alliance, Inc.	23,392	1,935,922
Weis Markets, Inc.	600	40,104
Whole Foods Market, Inc.	11,307	347,803
		15,813,791
Food Products — 1.4%
Archer-Daniels-Midland Co.	8,248	376,521
B&G Foods, Inc.	2,370	103,806
Blue Buffalo Pet Products, Inc.*	2,386	57,359
Bunge Ltd.	3,123	225,606
Cal-Maine Foods, Inc.@	1,089	48,107
Campbell Soup Co.	8,657	523,489
ConAgra Brands, Inc.	6,911	273,330
Darling Ingredients, Inc.*	6,645	85,787
Dean Foods Co.	4,792	104,370
Flowers Foods, Inc.@	5,407	107,978
Fresh Del Monte Produce, Inc.	1,100	66,693
General Mills, Inc.	24,938	1,540,420
Hain Celestial Group, Inc. (The)*	2,595	101,283
Hershey Co. (The)	7,200	744,696
Hormel Foods Corp.@	9,190	319,904
Ingredion, Inc.	2,464	307,901
J&J Snack Foods Corp.	457	60,977
J.M. Smucker Co. (The)	2,349	300,813
Kellogg Co.	11,146	821,572
Kraft Heinz Co. (The)	8,932	779,942
Lamb Weston Holdings, Inc.*	4,692	177,592
Lancaster Colony Corp.	722	102,084
McCormick & Co., Inc.	4,223	394,133
Mead Johnson Nutrition Co.	6,182	437,438
Mondelez International, Inc., Class A	14,408	638,707
Pilgrim’s Pride Corp.@	1,700	32,283
Pinnacle Foods, Inc.	3,213	171,735
Post Holdings, Inc.*	1,507	121,148
Sanderson Farms, Inc.@	839	79,067
Snyders-Lance, Inc.@	1,354	51,912
Tootsie Roll Industries, Inc.@	339	13,475
TreeHouse Foods, Inc.@*	916	66,126
Tyson Foods, Inc., Class A	8,281	510,772
WhiteWave Foods Co., Class A*	5,574	309,914
		10,056,940
Gas Utilities — 0.2%
Atmos Energy Corp.	3,300	244,695
National Fuel Gas Co.@	1,600	90,624
New Jersey Resources Corp.	2,300	81,650
Northwest Natural Gas Co.	456	27,269
ONE Gas, Inc.	1,600	102,336
South Jersey Industries, Inc.	1,600	53,904
Southwest Gas Corp.	1,343	102,901
Spire, Inc.	963	62,161
UGI Corp.	5,299	244,178
WGL Holdings, Inc.	1,400	106,792
		1,116,510
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	30,360	1,166,128
ABIOMED, Inc.*	957	107,835
Alere, Inc.*	2,200	85,734
Align Technology, Inc.*	2,300	221,099
Baxter International, Inc.	9,977	442,380
Becton Dickinson & Co.	5,839	966,646
Boston Scientific Corp.*	14,210	307,362
Cantel Medical Corp.	1,074	84,578
Cooper Companies, Inc. (The)	939	164,259
CR Bard, Inc.	3,279	736,660
Danaher Corp.	10,617	826,427
Dentsply Sirona, Inc.	2,030	117,192
DexCom, Inc.@*	883	52,715
Edwards Lifesciences Corp.*	6,748	632,288
Globus Medical, Inc., Class A@*	1,500	37,215
Haemonetics Corp.*	1,000	40,200
Halyard Health, Inc.*	1,856	68,635
Hill-Rom Holdings, Inc.	1,280	71,859
Hologic, Inc.*	6,826	273,859
ICU Medical, Inc.*	98	14,440
Idexx Laboratories, Inc.*	3,159	370,456
Integra LifeSciences Holdings Corp.@*	584	50,101
Intuitive Surgical, Inc.*	725	459,773
LivaNova PLC*	1,115	50,142

See notes to financial statements

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Masimo Corp.*	1,500	$101,100
Medtronic PLC	18,950	1,349,809
Neogen Corp.*	167	11,022
NuVasive, Inc.*	1,369	92,216
ResMed, Inc.@	4,096	254,157
SeaSpine Holdings Corp.*	266	2,101
St. Jude Medical, Inc.	10,312	826,919
STERIS PLC	1,291	87,001
Stryker Corp.	10,173	1,218,827
Teleflex, Inc.	764	123,119
Varian Medical Systems, Inc.*	3,205	287,745
West Pharmaceutical Services, Inc.	1,773	150,404
Wright Medical Group NV*	427	9,812
Zimmer Biomet Holdings, Inc.	3,710	382,872
		12,245,087
Health Care Providers & Services — 2.7%
Acadia Healthcare Co., Inc.@*	916	30,320
Aetna, Inc.	10,865	1,347,369
Air Methods Corp.@*	1,200	38,220
AmerisourceBergen Corp.	6,392	499,790
AMN Healthcare Services, Inc.*	1,300	49,985
Anthem, Inc.	5,244	753,930
Brookdale Senior Living, Inc.*	3,601	44,724
Cardinal Health, Inc.	13,412	965,262
Centene Corp.*	2,669	150,825
Chemed Corp.@	690	110,683
CIGNA Corp.	8,271	1,103,269
Community Health Systems, Inc.*	4,567	25,530
DaVita, Inc.*	5,848	375,442
Diplomat Pharmacy, Inc.*	170	2,142
Envision Healthcare Corp.@*	3,353	212,211
Express Scripts Holding Co.*	23,331	1,604,939
HCA Holdings, Inc.*	10,031	742,495
HealthEquity, Inc.@*	400	16,208
Healthsouth Corp.@	3,958	163,228
Henry Schein, Inc.*	2,586	392,322
Humana, Inc.	3,785	772,254
Kindred Healthcare, Inc.	1,371	10,762
Laboratory Corp. of America Holdings*	2,802	359,721
LifePoint Health, Inc.*	1,533	87,074
Magellan Health, Inc.*	708	53,277
McKesson Corp.	9,082	1,275,567
Mednax, Inc.*	2,600	173,316
Molina Healthcare, Inc.@*	1,439	78,080
Owens & Minor, Inc.	1,695	59,817
Patterson Cos., Inc.@	2,215	90,881
Premier, Inc., Class A*	455	13,814
Quest Diagnostics, Inc.	4,438	407,852
Quorum Health Corp.*	1,141	8,295
Select Medical Holdings Corp.*	2,804	37,153
Surgical Care Affiliates, Inc.*	822	38,034
Team Health Holdings, Inc.*	3,194	138,779
Tenet Healthcare Corp.*	4,329	64,242
UnitedHealth Group, Inc.	34,842	5,576,114
Universal Health Services, Inc., Class B	3,403	362,011
VCA, Inc.*	2,228	152,952
WellCare Health Plans, Inc.*	1,103	151,199
		18,540,088
Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.*	5,500	56,155
athenahealth, Inc.@*	948	99,701
Cerner Corp.*	9,114	431,730
HMS Holdings Corp.*	1,549	28,130
Veeva Systems, Inc., Class A@*	1,900	77,330
		693,046
Hotels, Restaurants & Leisure — 2.2%
Aramark	8,191	292,583
Belmond Ltd., Class A*	1,547	20,653
Bloomin’ Brands, Inc.	6,102	110,019
Bob Evans Farms, Inc.	800	42,568
Brinker International, Inc.@	1,448	71,720
Buffalo Wild Wings, Inc.*	843	130,159
Carnival Corp.	8,038	418,458
Cheesecake Factory, Inc. (The)	1,877	112,395
Chipotle Mexican Grill, Inc.@*	475	179,227
Choice Hotels International, Inc.	1,000	56,050
Churchill Downs, Inc.	115	17,302
ClubCorp Holdings, Inc.	110	1,579
Cracker Barrel Old Country Store, Inc.@	1,060	176,999
Darden Restaurants, Inc.	3,965	288,335
Dave & Buster’s Entertainment, Inc.*	1,491	83,943
DineEquity, Inc.	590	45,430
Domino’s Pizza, Inc.	1,789	284,880
Dunkin’ Brands Group, Inc.	2,994	157,005
Fiesta Restaurant Group, Inc.@*	484	14,447
Hilton Worldwide Holdings, Inc.	16,346	444,611
Hyatt Hotels Corp., Class A*	300	16,578
ILG, Inc.	4,076	74,061
International Game Technology PLC	1,437	36,672
J Alexander’s Holdings, Inc.*	400	4,300
Jack in the Box, Inc.	1,189	132,740
La Quinta Holdings, Inc.*	615	8,739
Las Vegas Sands Corp.	18,663	996,791
Marriott International, Inc., Class A	6,996	578,429
Marriott Vacations Worldwide Corp.	295	25,031
McDonald’s Corp.	26,982	3,284,249
MGM Resorts International*	9,774	281,785
Norwegian Cruise Line Holdings Ltd.*	4,276	181,858
Panera Bread Co., Class A@*	1,166	239,135
Papa John’s International, Inc.	761	65,126
Pinnacle Entertainment, Inc.@*	112	1,624
Royal Caribbean Cruises Ltd.	3,273	268,517
SeaWorld Entertainment, Inc.	2,000	37,860
Six Flags Entertainment Corp.	2,952	177,002
Sonic Corp.	1,700	45,067
Starbucks Corp.	70,918	3,937,367
Texas Roadhouse, Inc.	1,857	89,582
Vail Resorts, Inc.	1,332	214,865
Wendy’s Co. (The)@	7,777	105,145
Wyndham Worldwide Corp.	4,979	380,246
Wynn Resorts Ltd.	2,638	228,213

See notes to financial statements

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Yum China Holdings, Inc.*	10,694	$279,327
Yum! Brands, Inc.	12,717	805,368
		15,444,040
Household Durables — 0.4%
CalAtlantic Group, Inc.@	1,929	65,605
DR Horton, Inc.	6,639	181,444
Garmin Ltd.@	2,389	115,843
GoPro, Inc., Class A@*	1,515	13,196
Harman International Industries, Inc.	2,025	225,099
Helen of Troy Ltd.*	818	69,080
KB Home@	922	14,577
La-Z-Boy, Inc.	1,500	46,575
Leggett & Platt, Inc.	4,900	239,512
Lennar Corp., Class A	3,700	158,841
Meritage Homes Corp.*	900	31,320
Mohawk Industries, Inc.*	1,866	372,603
Newell Brands, Inc.	4,648	207,533
NVR, Inc.*	159	265,371
PulteGroup, Inc.	7,850	144,283
Taylor Morrison Home Corp., Class A*	469	9,033
Tempur Sealy International, Inc.@*	2,741	187,155
Toll Brothers, Inc.*	2,700	83,700
TopBuild Corp.*	1,706	60,733
TRI Pointe Group, Inc.*	854	9,804
Tupperware Brands Corp.	2,245	118,132
Whirlpool Corp.	2,639	479,691
		3,099,130
Household Products — 1.7%
Church & Dwight Co., Inc.	10,788	476,722
Clorox Co. (The)	5,655	678,713
Colgate-Palmolive Co.	27,465	1,797,309
Energizer Holdings, Inc.	1,802	80,387
HRG Group, Inc.*	2,369	36,862
Kimberly-Clark Corp.	15,072	1,720,017
Procter & Gamble Co. (The)	79,992	6,725,727
Spectrum Brands Holdings, Inc.@	817	99,944
WD-40 Co.	251	29,342
		11,645,023
Independent Power Producers & Energy Traders — 0.1%
AES Corp.	23,347	271,292
Calpine Corp.*	10,515	120,187
Dynegy, Inc.*	1,700	14,382
NRG Energy, Inc.	5,265	64,549
NRG Yield, Inc., Class A	475	7,296
NRG Yield, Inc., Class C	475	7,505
Ormat Technologies, Inc.	441	23,646
Pattern Energy Group, Inc.	560	10,634
		519,491
Industrial Conglomerates — 1.7%
3M Co.	29,721	5,307,279
Carlisle Cos., Inc.	1,461	161,134
General Electric Co.	83,254	2,630,826
Honeywell International, Inc.	29,098	3,371,003
Raven Industries, Inc.	939	23,663
Roper Technologies, Inc.	2,000	366,160
		11,860,065
Insurance — 2.0%
Aflac, Inc.	9,074	631,550
Alleghany Corp.*	225	136,827
Allied World Assurance Co., Holdings Ltd.	2,343	125,843
Allstate Corp. (The)	8,601	637,506
American Equity Investment Life Holding Co.	3,500	78,890
American Financial Group, Inc.	853	75,166
American International Group, Inc.	16,007	1,045,417
American National Insurance Co.	117	14,579
Amtrust Financial Services, Inc.	2,204	60,346
Aon PLC	10,845	1,209,543
Arch Capital Group Ltd.*	1,734	149,627
Arthur J. Gallagher & Co.	3,180	165,233
Aspen Insurance Holdings Ltd.	1,050	57,750
Assurant, Inc.	1,751	162,598
Assured Guaranty Ltd.	3,800	143,526
Axis Capital Holdings Ltd.	1,300	84,851
Brown & Brown, Inc.	4,168	186,976
Chubb Ltd.	4,047	534,690
Cincinnati Financial Corp.	1,449	109,762
CNO Financial Group, Inc.	5,300	101,495
Endurance Specialty Holdings Ltd.	1,350	124,740
Enstar Group Ltd.*	300	59,310
Erie Indemnity Co., Class A	1,030	115,824
Everest Re Group Ltd.	328	70,979
First American Financial Corp.	3,390	124,176
FNF Group	3,562	120,966
Genworth Financial, Inc., Class A*	12,668	48,265
Hanover Insurance Group, Inc. (The)	696	63,343
Hartford Financial Services Group, Inc.	9,198	438,285
Kemper Corp.	1,200	53,160
Lincoln National Corp.	2,076	137,577
Loews Corp.	2,022	94,690
Markel Corp.*	100	90,450
Marsh & McLennan Cos., Inc.	20,780	1,404,520
MBIA, Inc.*	3,900	41,730
Mercury General Corp.	800	48,168
MetLife, Inc.	14,080	758,771
National General Holdings Corp.	1,173	29,313
Old Republic International Corp.	2,900	55,100
Primerica, Inc.	1,400	96,810
Principal Financial Group, Inc.	6,395	370,015
ProAssurance Corp.	917	51,535
Progressive Corp. (The)	12,327	437,608
Prudential Financial, Inc.	6,803	707,920
Reinsurance Group of America, Inc.	777	97,770
RenaissanceRe Holdings Ltd.	816	111,156
RLI Corp.	1,000	63,130
Selective Insurance Group, Inc.	829	35,688
Torchmark Corp.	2,328	171,713
Travelers Companies, Inc. (The)	11,978	1,466,347
Unum Group	3,955	173,743
Validus Holdings Ltd.	1,760	96,818

See notes to financial statements

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
White Mountains Insurance Group Ltd.	84	$70,228
Willis Towers Watson PLC	1,900	232,332
WR Berkley Corp.	1,931	128,431
XL Group Ltd.	3,282	122,287
		14,025,073
Internet & Catalog Retail — 2.7%
Amazon.com, Inc.*	19,686	14,761,941
Expedia, Inc.@	2,480	280,934
HSN, Inc.	1,490	51,107
Lands’ End, Inc.@*	357	5,409
Liberty Expedia Holdings, Inc., Class A*	1,430	56,728
Liberty Interactive Corp. QVC Group, Class A*	9,939	198,581
Liberty TripAdvisor Holdings, Inc., Class A*	2,162	32,538
Liberty Ventures, Series A*	2,145	79,086
Netflix, Inc.*	3,622	448,404
Priceline Group, Inc. (The)*	2,025	2,968,771
Shutterfly, Inc.*	562	28,201
TripAdvisor, Inc.*	2,215	102,710
		19,014,410
Internet Software & Services — 2.9%
Akamai Technologies, Inc.*	5,452	363,539
Alphabet, Inc., Class A*	6,607	5,235,717
Alphabet, Inc., Class C*	6,925	5,344,854
Bankrate, Inc.*	1,027	11,348
Cimpress NV*	1,180	108,100
CommerceHub, Inc., Series A*	357	5,359
CommerceHub, Inc., Series C*	715	10,746
CoStar Group, Inc.*	421	79,354
eBay, Inc.*	43,234	1,283,618
Envestnet, Inc.@*	90	3,173
Facebook, Inc., Class A*	58,613	6,743,426
GrubHub, Inc.*	800	30,096
IAC/InterActiveCorp	1,298	84,097
j2 Global, Inc.@	1,413	115,583
LogMeIn, Inc.	671	64,785
NIC, Inc.	1,910	45,649
Shutterstock, Inc.*	191	9,076
Twitter, Inc.*	5,571	90,807
VeriSign, Inc.@*	3,200	243,424
Web.com Group, Inc.*	1,185	25,063
WebMD Health Corp.*	1,031	51,107
Yahoo!, Inc.*	6,519	252,090
Zillow Group, Inc., Class A@*	436	15,892
Zillow Group, Inc., Class C*	1,159	42,269
		20,259,172
IT Services — 4.9%
Accenture PLC, Class A	30,549	3,578,204
Acxiom Corp.*	2,292	61,426
Alliance Data Systems Corp.@	2,927	668,819
Amdocs Ltd.	2,698	157,158
Automatic Data Processing, Inc.	18,744	1,926,508
Blackhawk Network Holdings, Inc.@*	1,743	65,667
Booz Allen Hamilton Holding Corp.	5,575	201,090
Broadridge Financial Solutions, Inc.	5,758	381,755
CACI International, Inc., Class A*	756	93,971
Cardtronics PLC, Class A*	1,505	82,128
Cognizant Technology Solutions Corp.,
Class A*	19,308	1,081,827
Computer Sciences Corp.	5,162	306,726
Convergys Corp.	3,200	78,592
CoreLogic, Inc.*	3,207	118,114
CSRA, Inc.	7,110	226,382
DST Systems, Inc.	1,060	113,579
EPAM Systems, Inc.*	1,205	77,494
Euronet Worldwide, Inc.*	1,400	101,402
ExlService Holdings, Inc.*	546	27,540
Fidelity National Information
Services, Inc.	6,542	494,837
Fiserv, Inc.*	9,400	999,032
FleetCor Technologies, Inc.*	2,330	329,742
Gartner, Inc., Class A*	2,845	287,544
Genpact Ltd.*	4,492	109,335
Global Payments, Inc.	3,167	219,821
International Business
Machines Corp.	44,625	7,407,304
Jack Henry & Associates, Inc.	3,000	266,340
Leidos Holdings, Inc.	5,049	258,206
MasterCard, Inc., Class A	47,484	4,902,723
MAXIMUS, Inc.	3,001	167,426
NeuStar, Inc., Class A*	1,900	63,460
Paychex, Inc.	14,712	895,667
PayPal Holdings, Inc.*	19,870	784,269
Sabre Corp.@	8,718	217,514
Science Applications International Corp.	1,571	133,221
Syntel, Inc.@	1,200	23,748
Teradata Corp.*	3,627	98,546
Total System Services, Inc.	5,258	257,800
Travelport Worldwide Ltd.	4,076	57,472
Unisys Corp.@*	917	13,709
Vantiv, Inc., Class A*	6,385	380,674
Visa, Inc., Class A	70,380	5,491,048
Western Union Co. (The)@	23,670	514,112
WEX, Inc.*	663	73,991
Xerox Corp.	9,446	82,464
		33,878,387
Leisure Equipment & Products — 0.2%
Brunswick Corp.	2,766	150,858
Hasbro, Inc.	4,346	338,076
Mattel, Inc.@	10,566	291,093
Polaris Industries, Inc.	2,893	238,354
Vista Outdoor, Inc.*	1,760	64,944
		1,083,325
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	7,050	321,198
Bio-Rad Laboratories, Inc.,
Class A@*	308	56,142
Bio-Techne Corp.	612	62,932
Bruker Corp.	2,422	51,298

See notes to financial statements

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Life Sciences Tools & Services (Continued)
Cambrex Corp.*	882	$47,584
Charles River Laboratories International, Inc.*	1,850	140,951
Illumina, Inc.*	4,674	598,459
INC Research Holdings, Inc., Class A*	1,903	100,098
Mettler-Toledo International, Inc.*	1,316	550,825
Parexel International Corp.@*	2,045	134,397
PerkinElmer, Inc.	2,130	111,080
Thermo Fisher Scientific, Inc.	8,067	1,138,254
VWR Corp.*	1,812	45,354
Waters Corp.*	2,500	335,975
		3,694,547
Machinery — 2.0%
Actuant Corp., Class A	1,508	39,133
AGCO Corp.	2,007	116,125
Allison Transmission Holdings, Inc.	6,306	212,449
Barnes Group, Inc.	1,200	56,904
Caterpillar, Inc.@	19,921	1,847,473
Chart Industries, Inc.*	663	23,881
CLARCOR, Inc.	1,500	123,705
Colfax Corp.*	1,602	57,560
Crane Co.	1,500	108,180
Cummins, Inc.	5,162	705,491
Deere & Co.@	11,270	1,161,261
Donaldson Co., Inc.	5,304	223,192
Dover Corp.	4,973	372,627
EnPro Industries, Inc.	200	13,472
Flowserve Corp.	3,614	173,653
Fortive Corp.	6,738	361,359
Franklin Electric Co., Inc.	1,200	46,680
Graco, Inc.	2,723	226,254
Greenbrier Cos., Inc. (The)	500	20,775
Harsco Corp.	2,911	39,590
Hillenbrand, Inc.	1,890	72,481
Hyster-Yale Materials Handling, Inc.	300	19,131
IDEX Corp.	2,500	225,150
Illinois Tool Works, Inc.	15,547	1,903,886
Ingersoll-Rand PLC	7,939	595,743
ITT, Inc.	2,181	84,121
John Bean Technologies Corp.	1,592	136,832
Joy Global, Inc.	2,250	63,000
Kennametal, Inc.	2,100	65,646
Lincoln Electric Holdings, Inc.	1,491	114,315
Manitowoc Co., Inc. (The)*	5,372	32,125
Manitowoc Foodservice, Inc.*	5,372	103,841
Middleby Corp.@*	1,500	193,215
Mueller Industries, Inc.	1,390	55,544
Mueller Water Products, Inc., Class A	5,028	66,923
Nordson Corp.	2,147	240,571
Oshkosh Corp.	2,000	129,220
PACCAR, Inc.	12,002	766,928
Parker Hannifin Corp.	4,653	651,420
Pentair PLC	2,837	159,071
Proto Labs, Inc.*	473	24,289
RBC Bearings, Inc.*	421	39,073
Rexnord Corp.*	3,100	60,729
Snap-On, Inc.	1,800	308,286
SPX Corp.*	700	16,604
SPX FLOW, Inc.*	700	22,442
Stanley Black & Decker, Inc.	4,505	516,678
Terex Corp.	2,693	84,910
Timken Co., (The)	1,644	65,267
Toro Co. (The)	4,654	260,391
Trimas Corp.*	1,468	34,498
Trinity Industries, Inc.	4,800	133,248
WABCO Holdings, Inc.*	2,200	233,530
Wabtec Corp.@	3,000	249,060
Watts Water Technologies, Inc., Class A	400	26,080
Woodward, Inc.	1,750	120,837
Xylem, Inc.	4,897	242,499
		14,047,348
Marine — 0.0%
Kirby Corp.*	1,600	106,400
Matson, Inc.	1,600	56,624
		163,024
Media — 3.5%
AMC Networks, Inc., Class A*	2,046	107,088
Cable One, Inc.	211	131,185
CBS Corp., Class A	1,116	72,149
CBS Corp., Class B	15,888	1,010,795
Charter Communications, Inc., Class A*	2,913	838,711
Cinemark Holdings, Inc.	4,417	169,436
Clear Channel Outdoor Holdings, Inc., Class A	1,565	7,903
Comcast Corp., Class A	98,097	6,773,598
Cumulus Media, Inc., Class A*	276	282
Discovery Communications, Inc., Class A*	5,911	162,021
Discovery Communications, Inc., Class C*	10,813	289,572
DISH Network Corp., Class A*	10,182	589,843
Gannett Co., Inc.	3,120	30,295
Interpublic Group of Cos., Inc. (The)	14,910	349,043
John Wiley & Sons, Inc., Class A	1,300	70,850
Liberty Braves Group, Class A*	126	2,582
Liberty Braves Group, Class C*	117	2,409
Liberty Broadband Corp., Class A*	315	22,825
Liberty Broadband Corp., Class C*	1,048	77,625
Liberty Media Group, Class A@*	315	9,875
Liberty Media Group, Class C@*	294	9,211
Liberty SiriusXM Group, Class A*	1,263	43,599
Liberty SiriusXM Group, Class C*	1,178	39,958
Lions Gate Entertainment Corp., Class A@	632	17,001
Lions Gate Entertainment Corp., Class B@*	3,112	76,368
Live Nation Entertainment, Inc.*	5,674	150,928
Madison Square Garden Co. (The), Class A*	447	76,665
Meredith Corp.	900	53,235
MSG Networks, Inc., Class A*	1,643	35,324

See notes to financial statements

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Media (Continued)
New York Times Co. (The), Class A	701	$9,323
News Corp., Class A	6,361	72,897
News Corp., Class B	1,525	17,995
Nexstar Broadcasting Group, Inc., Class A@	900	56,970
Omnicom Group, Inc.	11,518	980,297
Regal Entertainment Group, Class A	2,586	53,272
Scripps Networks Interactive, Inc., Class A@	3,567	254,577
Sinclair Broadcast Group, Inc., Class A@	2,200	73,370
Sirius XM Holdings, Inc.@	59,371	264,201
TEGNA, Inc.	6,935	148,340
Time Warner, Inc.	24,747	2,388,828
Time, Inc.	2,965	52,925
Twenty-First Century Fox, Inc., Class B	17,373	473,414
Twenty-First Century Fox, Inc., Class A	43,545	1,221,002
Viacom, Inc., Class A@	294	11,319
Viacom, Inc., Class B	14,432	506,563
Walt Disney Co. (The)	62,435	6,506,976
		24,312,645
Metals & Mining — 0.3%
AK Steel Holding Corp.*	4,103	41,892
Alcoa Corp.	1,645	46,192
Allegheny Technologies, Inc.@	3,100	49,383
Carpenter Technology Corp.	1,500	54,255
Commercial Metals Co.	3,500	76,230
Compass Minerals International, Inc.@	1,484	116,271
Freeport-McMoRan, Inc.*	38,835	512,234
Hecla Mining Co.	7,576	39,698
Newmont Mining Corp.	12,386	421,991
Nucor Corp.	6,200	369,024
Reliance Steel & Aluminum Co.	1,390	110,561
Royal Gold, Inc.	1,700	107,695
Southern Copper Corp.	2,789	89,081
Steel Dynamics, Inc.	3,895	138,584
Stillwater Mining Co.*	1,623	26,146
SunCoke Energy, Inc.*	1,575	17,860
TimkenSteel Corp.@*	1,300	20,124
United States Steel Corp.	2,823	93,187
Worthington Industries, Inc.	1,249	59,253
		2,389,661
Multi-Utilities — 0.9%
Ameren Corp.	6,985	366,433
Avista Corp.	1,575	62,984
Black Hills Corp.@	1,500	92,010
Centerpoint Energy, Inc.	11,464	282,473
CMS Energy Corp.	9,645	401,425
Consolidated Edison, Inc.	8,292	610,955
Dominion Resources, Inc.	19,684	1,507,598
DTE Energy Co.	4,500	443,295
MDU Resources Group, Inc.	5,125	147,446
NiSource, Inc.	9,152	202,625
NorthWestern Corp.	1,200	68,244
Public Service Enterprise Group, Inc.	15,286	670,750
SCANA Corp.	3,636	266,446
Sempra Energy	6,382	642,284
Vectren Corp.	2,300	119,945
WEC Energy Group, Inc.	9,138	535,944
		6,420,857
Multiline Retail — 0.7%
Big Lots, Inc.@	1,950	97,910
Dillard’s, Inc., Class A	915	57,361
Dollar General Corp.	11,236	832,251
Dollar Tree, Inc.*	8,858	683,660
J.C. Penney Co., Inc.@*	4,700	39,057
Kohl’s Corp.@	8,612	425,261
Macy’s, Inc.	15,108	541,017
Nordstrom, Inc.	6,801	325,972
Target Corp.	26,602	1,921,462
		4,923,951
Oil, Gas & Consumable Fuels — 3.3%
Anadarko Petroleum Corp.	7,595	529,599
Antero Resources Corp.*	1,854	43,847
Apache Corp.	3,851	244,423
Cabot Oil & Gas Corp.	3,890	90,870
Cheniere Energy, Inc.@*	6,794	281,475
Chesapeake Energy Corp.*	21,432	150,453
Chevron Corp.	25,011	2,943,795
Cimarex Energy Co.	1,115	151,528
Cobalt International Energy, Inc.@*	7,771	9,481
Concho Resources, Inc.*	1,671	221,575
ConocoPhillips	13,582	681,001
CONSOL Energy, Inc.	6,400	116,672
Continental Resources, Inc.*	1,746	89,989
CVR Energy, Inc.@	600	15,234
Delek US Holdings, Inc.	1,900	45,733
Denbury Resources, Inc.*	5,421	19,949
Devon Energy Corp.	6,226	284,341
Diamondback Energy, Inc.*	605	61,141
Energen Corp.	2,396	138,177
EnLink Midstream LLC	1,100	20,955
EOG Resources, Inc.	12,435	1,257,178
EQT Corp.	3,262	213,335
Exxon Mobil Corp.	75,147	6,782,768
GasLog Ltd.	343	5,522
Green Plains, Inc.	300	8,355
Gulfport Energy Corp.*	3,029	65,548
Hess Corp.	2,999	186,808
HollyFrontier Corp.	2,161	70,794
Kinder Morgan, Inc.	31,532	653,028
Kosmos Energy Ltd.@*	3,400	23,834
Laredo Petroleum, Inc.*	2,562	36,227
Marathon Oil Corp.	9,800	169,638
Marathon Petroleum Corp.	17,081	860,028
Murphy Oil Corp.@	2,327	72,440
Newfield Exploration Co.*	2,082	84,321
Noble Energy, Inc.	3,720	141,583

See notes to financial statements

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Oasis Petroleum, Inc.*	3,512	$53,172
Occidental Petroleum Corp.	6,200	441,626
ONEOK, Inc.	9,360	537,358
Parsley Energy, Inc., Class A*	3,133	110,407
PBF Energy, Inc., Class A	2,220	61,894
PDC Energy, Inc.*	1,026	74,467
Phillips 66	6,896	595,883
Pioneer Natural Resources Co.	2,254	405,878
QEP Resources, Inc.	4,300	79,163
Range Resources Corp.	2,234	76,760
Rice Energy, Inc.*	2,602	55,553
RSP Permian, Inc.*	1,319	58,854
Scorpio Tankers, Inc.	5,186	23,493
SemGroup Corp., Class A	841	35,112
SM Energy Co.	2,100	72,408
Southwestern Energy Co.*	14,665	158,675
Spectra Energy Corp.	17,531	720,349
Synergy Resources Corp.@*	1,700	15,147
Targa Resources Corp.	3,319	186,096
Teekay Corp.@	2,035	16,341
Tesoro Corp.	4,856	424,657
Valero Energy Corp.	15,563	1,063,264
Western Refining, Inc.	3,200	121,120
Whiting Petroleum Corp.*	5,395	64,848
Williams Companies, Inc. (The)	21,318	663,843
World Fuel Services Corp.	1,600	73,456
WPX Energy, Inc.*	6,133	89,358
		23,050,827
Paper & Forest Products — 0.0%
Domtar Corp.	2,000	78,060
KapStone Paper & Packaging Corp.	2,832	62,446
Louisiana-Pacific Corp.*	3,743	70,855
Resolute Forest Products, Inc.*	1,425	7,624
Schweitzer-Mauduit International, Inc.	933	42,479
		261,464
Personal Products — 0.2%
Avon Products, Inc.*	14,900	75,096
Edgewell Personal Care Co.*	1,061	77,442
Estee Lauder Companies, Inc. (The), Class A	9,234	706,309
Herbalife Ltd.@*	2,291	110,289
Nu Skin Enterprises, Inc., Class A	1,688	80,653
Revlon, Inc., Class A*	344	10,027
		1,059,816
Pharmaceuticals — 4.2%
Akorn, Inc.*	3,779	82,495
Allergan PLC*	5,595	1,175,006
Bristol-Myers Squibb Co.	31,714	1,853,366
Catalent, Inc.*	3,906	105,306
Eli Lilly & Co.	30,615	2,251,733
Endo International PLC*	2,551	42,015
Horizon Pharma PLC*	2,542	41,129
Impax Laboratories, Inc.*	1,887	25,003
Jazz Pharmaceuticals PLC*	1,878	204,758
Johnson & Johnson	90,418	10,417,058
Lannett Co., Inc.@*	997	21,984
Mallinckrodt PLC*	2,574	128,237
Merck & Co., Inc.	90,641	5,336,036
Mylan NV*	7,971	304,094
Perrigo Co. PLC	1,701	141,574
Pfizer, Inc.	183,764	5,968,655
Prestige Brands Holdings, Inc.*	1,608	83,777
Taro Pharmaceutical Industries Ltd.@*	475	50,003
Zoetis, Inc.	22,643	1,212,080
		29,444,309
Professional Services — 0.3%
Advisory Board Co. (The)*	800	26,600
CEB, Inc.	1,546	93,688
Dun & Bradstreet Corp.	1,200	145,584
Equifax, Inc.	4,110	485,925
FTI Consulting, Inc.*	1,200	54,096
Huron Consulting Group, Inc.*	334	16,917
Insperity, Inc.	171	12,133
Korn/Ferry International	800	23,544
Manpowergroup, Inc.	2,190	194,625
Nielsen Holdings PLC	10,130	424,954
On Assignment, Inc.*	1,277	56,392
Robert Half International, Inc.	6,151	300,046
TriNet Group, Inc.*	165	4,227
Verisk Analytics, Inc., Class A*	6,676	541,891
		2,380,622
Real Estate Management & Development — 0.1%
Alexander & Baldwin, Inc.	1,272	57,075
Altisource Asset Management Corp.@*	40	2,140
Altisource Portfolio Solutions SA@*	400	10,636
CBRE Group, Inc., Class A*	10,202	321,261
HFF, Inc., Class A	799	24,170
Howard Hughes Corp. (The)*	589	67,205
Jones Lang LaSalle, Inc.	1,300	131,352
Kennedy-Wilson Holdings, Inc.	1,369	28,064
Realogy Holdings Corp.	5,446	140,125
		782,028
Road & Rail — 1.0%
AMERCO	336	124,182
Avis Budget Group, Inc.*	4,512	165,500
CSX Corp.	25,213	905,903
Genesee & Wyoming, Inc., Class A*	1,018	70,659
Heartland Express, Inc.@	1,283	26,122
Hertz Global Holdings, Inc.*	3,948	85,119
JB Hunt Transport Services, Inc.	4,393	426,429
Kansas City Southern	2,591	219,846
Knight Transportation, Inc.@	1,500	49,575
Landstar System, Inc.	1,847	157,549
Norfolk Southern Corp.	9,212	995,541
Old Dominion Freight Line, Inc.*	2,371	203,408
Ryder System, Inc.	2,122	157,962
Swift Transportation Co.@*	3,554	86,576
Union Pacific Corp.	30,668	3,179,658

See notes to financial statements

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Road & Rail (Continued)
Werner Enterprises, Inc.	1,200	$32,340
		6,886,369
Semiconductors & Semiconductor Equipment — 3.1%
Advanced Energy Industries, Inc.*	1,099	60,170
Advanced Micro Devices, Inc.@*	21,408	242,767
Amkor Technology, Inc.*	246	2,595
Analog Devices, Inc.	6,496	471,740
Applied Materials, Inc.	34,230	1,104,602
Broadcom Ltd.	5,197	918,674
Cavium, Inc.@*	870	54,323
Cirrus Logic, Inc.*	1,900	107,426
Cree, Inc.*	3,245	85,636
Cypress Semiconductor Corp.@	4,692	53,676
Entegris, Inc.*	4,137	74,052
First Solar, Inc.@*	1,200	38,508
Integrated Device Technology, Inc.*	3,400	80,104
Intel Corp.	155,933	5,655,690
Intersil Corp., Class A	2,035	45,381
Kla-Tencor Corp.	6,527	513,544
Lam Research Corp.	3,562	376,610
Linear Technology Corp.	9,378	584,718
Marvell Technology Group Ltd.	4,536	62,914
Maxim Integrated Products, Inc.	6,609	254,909
Microchip Technology, Inc.@	4,417	283,351
Micron Technology, Inc.*	37,552	823,140
Microsemi Corp.@*	1,846	99,629
MKS Instruments, Inc.	1,183	70,270
Monolithic Power Systems, Inc.	706	57,843
NVIDIA Corp.@	15,382	1,641,875
ON Semiconductor Corp.*	13,130	167,539
Power Integrations, Inc.	73	4,953
Qorvo, Inc.@*	1,548	81,626
QUALCOMM, Inc.	45,357	2,957,276
Rambus, Inc.*	825	11,360
Semtech Corp.*	600	18,930
Silicon Laboratories, Inc.*	600	39,000
Skyworks Solutions, Inc.	7,317	546,287
Synaptics, Inc.@*	1,074	57,545
Teradyne, Inc.	2,878	73,101
Tessera Holding Corp.	1,797	79,427
Texas Instruments, Inc.	41,523	3,029,933
Veeco Instruments, Inc.*	312	9,095
Versum Materials, Inc.*	3,951	110,905
Xilinx, Inc.	7,467	450,783
		21,401,907
Software — 4.5%
ACI Worldwide, Inc.*	4,317	78,354
Activision Blizzard, Inc.	12,581	454,300
Adobe Systems, Inc.*	9,085	935,301
ANSYS, Inc.*	1,467	135,683
Aspen Technology, Inc.@*	3,299	180,389
Autodesk, Inc.*	2,729	201,973
Blackbaud, Inc.	1,688	108,032
CA, Inc.	9,776	310,584
Cadence Design Systems, Inc.*	10,300	259,766
CDK Global, Inc.	4,892	292,003
Citrix Systems, Inc.*	5,243	468,252
Covisint Corp.*	785	1,492
Dell Technologies, Inc., Class V*	6,122	336,526
Electronic Arts, Inc.*	9,752	768,068
Ellie Mae, Inc.@*	328	27,447
Fair Isaac Corp.	1,150	137,103
FireEye, Inc.*	1,314	15,637
Fortinet, Inc.*	2,008	60,481
Guidewire Software, Inc.*	839	41,388
Intuit, Inc.	11,110	1,273,317
Manhattan Associates, Inc.*	3,523	186,825
Microsoft Corp.	305,137	18,961,213
MicroStrategy, Inc., Class A*	297	58,628
Nuance Communications, Inc.*	4,400	65,560
Oracle Corp.	101,025	3,884,411
Paycom Software, Inc.@*	932	42,397
Pegasystems, Inc.	704	25,344
Proofpoint, Inc.@*	578	40,836
PTC, Inc.*	1,100	50,897
Red Hat, Inc.*	5,521	384,814
Salesforce.com, Inc.*	5,134	351,474
ServiceNow, Inc.*	1,383	102,812
Splunk, Inc.@*	1,116	57,083
SS&C Technologies Holdings, Inc.@	3,681	105,277
Symantec Corp.	12,225	292,055
Synchronoss Technologies, Inc.*	800	30,640
Synopsys, Inc.*	2,768	162,924
Tableau Software, Inc., Class A*	700	29,505
Take-Two Interactive Software, Inc.*	2,296	113,170
TiVo Corp.*	1,378	28,800
Tyler Technologies, Inc.@*	739	105,507
Ultimate Software Group, Inc.*	550	100,292
Verint Systems, Inc.*	1,038	36,589
VMware, Inc., Class A@*	1,425	112,190
Workday, Inc., Class A@*	873	57,697
Zynga, Inc., Class A*	18,104	46,527
		31,519,563
Specialty Retail — 3.5%
Aaron’s, Inc.	2,250	71,977
Abercrombie & Fitch Co., Class A	2,500	30,000
Advance Auto Parts, Inc.	2,947	498,397
American Eagle Outfitters, Inc.@	7,250	109,982
Asbury Automotive Group, Inc.*	1,176	72,559
Ascena Retail Group, Inc.*	5,534	34,255
AutoNation, Inc.*	3,240	157,626
AutoZone, Inc.@*	960	758,198
Bed Bath & Beyond, Inc.@	7,503	304,922
Best Buy Co., Inc.	10,525	449,102
Buckle, Inc. (The)	900	20,520
Burlington Stores, Inc.*	3,757	318,406
Cabela’s, Inc.*	1,580	92,509
Carmax, Inc.@*	6,946	447,253
Chico’s FAS, Inc.	2,500	35,975
Children’s Place, Inc. (The)	506	51,081
Conn’s, Inc.*	600	7,590

See notes to financial statements

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
CST Brands, Inc.	3,093	$148,928
Dick’s Sporting Goods, Inc.	4,100	217,710
DSW, Inc., Class A	2,490	56,398
Express, Inc.*	2,600	27,976
Five Below, Inc.@*	2,400	95,904
Foot Locker, Inc.	5,009	355,088
GameStop Corp., Class A	3,588	90,633
Gap, Inc. (The)	11,172	250,700
Genesco, Inc.*	700	43,470
GNC Holdings, Inc., Class A@	3,256	35,946
Group 1 Automotive, Inc.	680	52,999
Guess?, Inc.	1,900	22,990
Hibbett Sports, Inc.*	557	20,776
Home Depot, Inc. (The)	60,729	8,142,544
L Brands, Inc.	7,995	526,391
Lithia Motors, Inc., Class A@	900	87,147
Lowe’s Cos., Inc.	43,365	3,084,119
Lumber Liquidators Holdings, Inc.@*	853	13,426
Michaels Companies, Inc. (The)*	1,873	38,303
Monro Muffler Brake, Inc.	783	44,788
Murphy USA, Inc.*	2,086	128,226
O’Reilly Automotive, Inc.*	4,697	1,307,692
Office Depot, Inc.	14,200	64,184
Penske Auto Group, Inc.	1,318	68,325
Pier 1 Imports, Inc.	3,200	27,328
Rent-A-Center, Inc.@	1,700	19,125
RH*	1,047	32,143
Ross Stores, Inc.	18,898	1,239,709
Sally Beauty Holdings, Inc.*	5,102	134,795
Select Comfort Corp.*	1,700	38,454
Signet Jewelers Ltd.@	2,400	226,224
Staples, Inc.	5,510	49,866
Tiffany & Co.@	4,018	311,114
TJX Cos., Inc.	31,596	2,373,807
Tractor Supply Co.	6,137	465,246
Ulta Salon Cosmetics & Fragrance, Inc.*	2,100	535,374
Urban Outfitters, Inc.@*	3,400	96,832
Vitamin Shoppe, Inc.*	676	16,055
Williams-Sonoma, Inc.@	4,000	193,560
		24,144,647
Textiles, Apparel & Luxury Goods — 0.8%
Carter’s, Inc.	2,255	194,809
Coach, Inc.	7,810	273,506
Columbia Sportswear Co.	858	50,021
Deckers Outdoor Corp.*	977	54,116
Fossil Group, Inc.*	2,139	55,315
G-III Apparel Group Ltd.@*	1,271	37,571
Hanesbrands, Inc.	17,125	369,386
Iconix Brand Group, Inc.*	1,972	18,418
Kate Spade & Co.*	3,274	61,126
Lululemon Athletica, Inc.*	3,400	220,966
Michael Kors Holdings Ltd.*	8,573	368,468
NIKE, Inc., Class B	54,656	2,778,165
PVH Corp.	1,250	112,800
Ralph Lauren Corp.	1,100	99,352
Skechers U.S.A., Inc., Class A*	3,300	81,114
Steven Madden Ltd.*	1,944	69,498
Under Armour, Inc., Class A@*	5,400	156,870
Under Armour, Inc., Class C*	5,438	136,874
VF Corp.	11,695	623,928
Wolverine World Wide, Inc.	3,200	70,240
		5,832,543
Thrifts & Mortgage Finance — 0.1%
Astoria Financial Corp.	741	13,820
BofI Holding, Inc.@*	2,800	79,940
Capitol Federal Financial, Inc.	4,009	65,988
EverBank Financial Corp.	41	797
New York Community Bancorp, Inc.	5,639	89,716
Northwest Bancshares, Inc.	1,400	25,242
Ocwen Financial Corp.*	3,425	18,461
PHH Corp.*	405	6,140
Provident Financial Services, Inc.	800	22,640
TFS Financial Corp.	1,093	20,811
Washington Federal, Inc.	2,947	101,229
		444,784
Tobacco — 1.7%
Altria Group, Inc.	96,309	6,512,415
Philip Morris International, Inc.	50,318	4,603,594
Reynolds American, Inc.	8,789	492,535
Vector Group Ltd.@	1,675	38,089
		11,646,633
Trading Companies & Distributors — 0.4%
Air Lease Corp.	3,438	118,027
Applied Industrial Technologies, Inc.	1,164	69,142
Beacon Roofing Supply, Inc.*	1,400	64,498
DXP Enterprises, Inc.*	295	10,248
Fastenal Co.	11,794	554,082
GATX Corp.@	1,100	67,738
HD Supply Holdings, Inc.*	5,845	248,471
Herc Holdings, Inc.*	1,316	52,851
MRC Global, Inc.*	3,000	60,780
MSC Industrial Direct Co., Class A	1,509	139,417
NOW, Inc.*	2,249	46,037
Textainer Group Holdings Ltd.	52	387
Triton International Ltd.	773	12,213
United Rentals, Inc.*	4,687	494,853
Veritiv Corp.*	226	12,147
Watsco, Inc.	800	118,496
WESCO International, Inc.*	1,300	86,515
WW Grainger, Inc.	2,476	575,051
		2,730,953
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	1,285	104,984

Water Utilities — 0.1%
American States Water Co.	180	8,201
American Water Works Co., Inc.	4,991	361,149
Aqua America, Inc.	3,709	111,418
California Water Service Group	788	26,713
		507,481
See notes to financial statements

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Wireless Telecommunication Services — 0.2%
Shenandoah Telecommunications Co.	510	$13,923
Sprint Corp.@*	15,015	126,426
T-Mobile US, Inc.@*	14,245	819,230
Telephone & Data Systems, Inc.	2,613	75,438
United States Cellular Corp.*	400	17,488
		1,052,505
TOTAL COMMON STOCKS (Identified Cost $359,590,833)		664,589,218

RIGHTS AND WARRANTS — 0.0%
Biotechnology — 0.0%
Dyax Corp. CVR ~¶§*	1,858	2,062

Consumer Discretionary — 0.0%
Safeway Casa Ley CVR ~¶§*	10,610	10,768
Safeway PDC, LLC CVR ~¶§*	10,610	518
		11,286
Health Care Providers & Services — 0.0%
Health Systems, Inc., CVR*	7,172	32

TOTAL RIGHTS AND WARRANTS (Identified Cost $13,814)		13,380

MUTUAL FUNDS — 4.2%
Other — 4.2%
DFA U.S. Micro Cap Portfolio	1,412,127	29,499,340

TOTAL MUTUAL FUNDS (Identified Cost $17,923,603)		29,499,340

SHORT-TERM INVESTMENTS — 0.8%
Investment Company — 0.3%
State Street Institutional U.S. Government Money Market Fund, 0.170%	2,191,027	2,191,027

Collateral For Securities On Loan — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio	3,299,309	3,299,309

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $5,490,336)		5,490,336

Total Investments — 100.4%
(Identified Cost $383,018,586)#		699,592,274
Liabilities, Less Cash and Other Assets — (0.4%)		(2,497,558)
Net Assets — 100.0%		$697,094,716

†	See Note 1
*	Non-income producing security
@	A portion or all of the security/securities were held on loan. As of December 31, 2016, the market value of the securities on loan was $22,860,086.
~	Bankrupt/delisted security
¶	Contingent value rights based on future performance.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
#

At December 31, 2016, the aggregate cost of investment securities for U.S. federal income tax purposes was $383,018,586. Net unrealized appreciation aggregated $316,573,688 of which $323,259,174 related to appreciated investment securities and $6,685,486 related to depreciated investment securities.

Key to abbreviations:
CVR — Contingent Value Rights

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.6%
Aerospace & Defense — 1.7%
AAR Corp.	10,684	$353,106
Aerojet Rocketdyne Holdings, Inc.*	17,568	315,346
Aerovironment, Inc.*	7,907	212,145
Astronics Corp.*@	4,849	164,090
Astronics Corp., Class B*@	598	20,153
BWX Technologies, Inc.	11,997	476,281
CPI Aerostructures, Inc.*	1,342	12,413
Cubic Corp.	6,500	311,675
Curtiss-Wright Corp.	6,457	635,110
DigitalGlobe, Inc.*	18,452	528,650
Ducommun, Inc.*	3,610	92,272
Engility Holdings, Inc.*	5,031	169,545
Esterline Technologies Corp.*	7,884	703,253
HEICO Corp., Class A	3,050	207,095
Innovative Solutions & Support, Inc.*	3,248	10,816
KEYW Holding Corp. (The)*	2,370	27,942
KLX, Inc.*	9,583	432,289
Kratos Defense & Security Solutions, Inc.*	17,754	131,380
LMI Aerospace, Inc.*	2,400	20,688
Mercury Systems, Inc.*	8,267	249,829
Moog, Inc., Class A*	8,996	590,857
National Presto Industries, Inc.	918	97,675
SIFCO Industries, Inc.*	1,187	9,081
Sparton Corp.*	1,324	31,577
Taser International, Inc.*@	13,491	327,022
Teledyne Technologies, Inc.*	517	63,591
Triumph Group, Inc.	9,084	240,726
Vectrus, Inc.*	2,243	53,495
Wesco Aircraft Holdings, Inc.*	23,396	349,770
		6,837,872
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.*	15,898	253,732
Atlas Air Worldwide Holdings, Inc.*	6,303	328,701
Echo Global Logistics, Inc.*	6,700	167,835
Forward Air Corp.	6,951	329,338
HUB Group, Inc., Class A*	11,481	502,294
Park-Ohio Holdings Corp.	3,551	151,273
Radiant Logistics, Inc.*	5,730	22,347
		1,755,520

Airlines — 0.7%
Allegiant Travel Co.	4,532	754,125
ATA Holdings Corp.*~§	600	—
Copa Holdings SA, Class A	3,630	329,713
Hawaiian Holdings, Inc.*	12,656	721,392
Skywest, Inc.	12,976	472,975
Spirit Airlines, Inc.*@	8,902	515,070
		2,793,275
Auto Components — 1.7%
American Axle & Manufacturing Holdings, Inc.*	23,588	455,248
Cooper Tire & Rubber Co.	15,551	604,156
Cooper-Standard Holding, Inc.*	2,464	254,728
Dana, Inc.	32,214	611,422
Dorman Products, Inc.*@	8,380	612,243
Federal-Mogul Holdings Corp.*	13,611	140,330
Fox Factory Holding Corp.*	6,593	182,956
Gentherm, Inc.*	9,644	326,449
Horizon Global Corp.*	7,663	183,912
LCI Industries	5,572	600,383
Modine Manufacturing Co.*	11,514	171,559
Motorcar Parts of America, Inc.*	4,392	118,233
Shiloh Industries, Inc.*	3,600	24,876
Spartan Motors, Inc.	10,808	99,974
Standard Motor Products, Inc.	8,131	432,732
Stoneridge, Inc.*	13,800	244,122
Strattec Security Corp.	700	28,210
Superior Industries International, Inc.	6,600	173,910
Sypris Solutions, Inc.*	4,000	3,520
Tenneco, Inc.*	14,371	897,756
Tower International, Inc.	6,346	179,909
Visteon Corp.	7,195	578,046
VOXX International Corp.*	4,800	22,560
		6,947,234
Automobiles — 0.3%
Thor Industries, Inc.	11,128	1,113,356
Winnebago Industries, Inc.	10,123	320,393
		1,433,749
Beverages — 0.4%
Boston Beer Co., Inc. (The), Class A*@	1,852	314,562
Coca-Cola Bottling Co., Consolidated	1,262	225,709
Craft Brew Alliance, Inc.*	9,433	159,418
MGP Ingredients, Inc.@	5,354	267,593
National Beverage Corp.	10,920	557,793
Primo Water Corp.*	7,499	92,088
		1,617,163
Biotechnology — 0.6%
Acorda Therapeutics, Inc.*	12,403	233,176
Adamas Pharmaceuticals, Inc.*@	2,419	40,881
AMAG Pharmaceuticals, Inc.*	2,638	91,802
Amicus Therapeutics, Inc.*@	1,429	7,102
Aptevo Therapeutics, Inc.*	4,906	11,971
Aviragen Therapeutics, Inc.*	1,516	1,865
BioSpecifics Technologies Corp.*	2,311	128,723
Cara Therapeutics, Inc.*@	4,673	43,412
Chimerix, Inc.*	2,211	10,171
Concert Pharmaceuticals, Inc.*	3,010	30,973
Emergent BioSolutions, Inc.*	9,812	322,226
Enanta Pharmaceuticals, Inc.*	835	27,973
Epizyme, Inc.*	940	11,374
Five Prime Therapeutics, Inc.*	4,603	230,656
Insys Therapeutics, Inc.*@	11,096	102,083
Karyopharm Therapeutics, Inc.*	1,236	11,618
Ligand Pharmaceuticals, Inc.*	3,443	349,843
Molecular Insight
Pharmaceuticals, Inc.*~§	3,500	—
Myriad Genetics, Inc.*@	19,349	322,548

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Biotechnology (Continued)
Otonomy, Inc.*	2,246	$35,711
PDL BioPharma, Inc.	18,702	39,648
PTC Therapeutics, Inc.*	5,972	65,155
Recro Pharma, Inc.*	1,313	10,583
Repligen Corp.*	6,722	207,172
Retrophin, Inc.*	8,373	158,501
Rigel Pharmaceuticals, Inc.*	9,661	22,993
Spectrum Pharmaceuticals, Inc.*	15,253	67,571
Stemline Therapeutics, Inc.*@	1,284	13,739
Zafgen, Inc.*	3,913	12,443
		2,611,913
Building Products — 1.6%
AAON, Inc.	14,109	466,302
Advanced Drainage Systems, Inc.@	8,118	167,231
American Woodmark Corp.*	7,156	538,489
Apogee Enterprises, Inc.	11,866	635,543
Armstrong Flooring, Inc.*	6,993	139,231
Armstrong World Industries, Inc.*@	15,180	634,524
Builders FirstSource, Inc.*	24,352	267,141
Continental Building Products, Inc.*	9,323	215,361
CSW Industrials, Inc.*	302	11,129
Gibraltar Industries, Inc.*	8,000	333,200
Griffon Corp.	12,945	339,159
Insteel Industries, Inc.	8,468	301,800
NCI Building Systems, Inc.*	12,026	188,207
Patrick Industries, Inc.*	3,786	288,872
PGT Innovations, Inc.*	20,987	240,301
Ply Gem Holdings, Inc.*	10,477	170,251
Quanex Building Products Corp.	9,211	186,983
Simpson Manufacturing Co., Inc.	12,600	551,250
Trex Co., Inc.*	8,162	525,633
Universal Forest Products, Inc.	5,500	561,990
		6,762,597
Capital Markets — 1.8%
Artisan Partners Asset Management, Inc., Class A	9,304	276,794
BGC Partners, Inc., Class A	53,525	547,561
Calamos Asset Management, Inc., Series A	5,037	43,066
Cohen & Steers, Inc.	7,453	250,421
Cowen Group, Inc., Class A*@	6,131	95,030
Diamond Hill Investment Group, Inc.	191	40,183
Donnelley Financial Solutions, Inc.*	2,974	68,343
Evercore Partners, Inc., Class A	9,789	672,504
Federated Investors, Inc., Class B	20,626	583,303
Fifth Street Asset Management, Inc.	728	4,878
Financial Engines, Inc.@	2,009	73,831
Gain Capital Holdings, Inc.	9,997	65,780
GAMCO Investors, Inc., Class A	1,700	52,513
Greenhill & Co., Inc.	7,133	197,584
Interactive Brokers Group, Inc., Class A	16,151	589,673
Intl FCStone, Inc.*	3,859	152,816
Investment Technology Group, Inc.	9,700	191,478
Janus Capital Group, Inc.	44,921	596,102
KCG Holdings, Inc., Class A*	15,787	209,178
Ladenburg Thalmann Financial Services, Inc.*	16,604	40,514
LPL Financial Holdings, Inc.	3,619	127,425
Manning & Napier, Inc.@	2,524	19,056
MarketAxess Holdings, Inc.	3,081	452,661
Moelis & Co., Class A@	3,839	130,142
NorthStar Asset Management Group, Inc.	28,137	419,804
OM Asset Management PLC	5,801	84,114
Oppenheimer Holdings, Inc., Class A	2,133	39,674
Piper Jaffray Cos.*	4,033	292,392
Pzena Investment Management, Inc., Class A	1,895	21,053
Safeguard Scientifics, Inc.*	5,834	78,467
Silvercrest Asset Management Group, Inc., Class A	759	9,981
Stifel Financial Corp.*	12,616	630,169
Virtus Investment Partners, Inc.	1,071	126,432
Waddell & Reed Financial, Inc., Class A@	442	8,623
Westwood Holdings Group, Inc.	1,013	60,770
WisdomTree Investments, Inc.@	32,848	365,927
		7,618,242
Chemicals — 2.6%
A. Schulman, Inc.	6,827	228,363
American Vanguard Corp.	8,140	155,881
Balchem Corp.	7,283	611,189
Cabot Corp.	9,527	481,495
Calgon Carbon Corp.	17,075	290,275
Chase Corp.	2,101	175,539
Chemtura Corp.*	27,875	925,450
Core Molding Technologies, Inc.*	1,500	25,665
Ferro Corp.*	31,788	455,522
Flotek Industries, Inc.*@	15,037	141,197
FutureFuel Corp.	10,473	145,575
GCP Applied Technologies, Inc.*	2,256	60,348
H.B. Fuller Co.	13,143	634,938
Hawkins, Inc.	2,085	112,486
Innophos Holdings, Inc.	5,400	282,204
Innospec, Inc.	5,850	400,725
Intrepid Potash, Inc.*	10,268	21,357
KMG Chemicals, Inc.	3,001	116,709
Koppers Holdings, Inc.*	4,597	185,259
Kraton Corp.*	6,776	192,980
Kronos Worldwide, Inc.	10,857	129,633
LSB Industries, Inc.*	5,556	46,782
Minerals Technologies, Inc.	9,665	746,621
Northern Technologies International Corp.*	800	11,000
Olin Corp.@	12,737	326,195
Omnova Solutions, Inc.*	20,358	203,580
PolyOne Corp.	29,803	954,888
Quaker Chemical Corp.	3,387	433,333
Rayonier Advanced Materials, Inc.	14,733	227,772
Sensient Technologies Corp.	10,853	852,829
Stepan Co.	3,991	325,187

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Chemicals (Continued)
Trecora Resources*	3,438	$47,616
Tredegar Corp.	8,700	208,800
Trinseo SA	8,507	504,465
Tronox Ltd., Class A	11,384	117,369
Valhi, Inc.	1,644	5,688
		10,784,915
Commercial Banks — 11.9%
1st Source Corp.	7,264	324,410
Access National Corp.@	2,671	74,147
American National Bankshares, Inc.	1,452	50,530
Ameris Bancorp	12,574	548,226
AmeriServ Financial, Inc.	4,400	16,280
Arrow Financial Corp.	3,976	161,028
Associated Banc-Corp.	38,741	956,903
Banc of California, Inc.	8,558	148,481
Bancfirst Corp.	3,000	279,150
Bancorp, Inc. (The)*	8,408	66,087
BancorpSouth, Inc.	29,895	928,240
Bank of Hawaii Corp.@	12,794	1,134,700
Bank of Marin Bancorp	443	30,899
BankUnited, Inc.	3,110	117,216
Banner Corp.	6,700	373,927
Bar Harbor Bankshares	678	32,090
Berkshire Hills Bancorp, Inc.	6,399	235,803
Blue Hills Bancorp, Inc.	894	16,763
BNC Bancorp	5,605	178,800
Boston Private Financial Holdings, Inc.	21,569	356,967
Bridge Bancorp, Inc.	1,132	42,903
Brookline Bancorp, Inc.	18,706	306,778
Bryn Mawr Bank Corp.	4,700	198,105
Camden National Corp.	4,293	190,824
Capital Bank Financial Corp., Class A	6,376	250,258
Capital City Bank Group, Inc.	664	13,599
Cardinal Financial Corp.	8,280	271,501
Carolina Financial Corp.	868	26,726
Cascade Bancorp*	9,720	78,926
Cathay General Bancorp	21,914	833,389
Centerstate Banks, Inc.	9,586	241,280
Central Pacific Financial Corp.	7,849	246,616
Century Bancorp, Inc., Class A	200	12,000
Chemical Financial Corp.	14,135	765,693
Citizens & Northern Corp.	852	22,322
City Holding Co.	6,502	439,535
CNB Financial Corp.	1,780	47,597
CoBiz Financial, Inc.	11,363	191,921
Columbia Banking System, Inc.	14,910	666,179
Community Bank System, Inc.	9,634	595,285
Community Trust Bancorp, Inc.	4,634	229,846
Connectone Bancorp, Inc.	3,802	98,662
CU Bancorp*	1,197	42,853
Customers Bancorp, Inc.*	5,348	191,565
CVB Financial Corp.	27,325	626,562
Eagle Bancorp, Inc.*	6,777	413,058
Enterprise Bancorp, Inc.	331	12,432
Enterprise Financial Services Corp.	3,837	164,991
Farmers Capital Bank Corp.	767	32,252
Farmers National Banc Corp.	710	10,082
FCB Financial Holdings, Inc., Class A*	5,732	273,416
Fidelity Southern Corp.	7,069	167,323
Financial Institutions, Inc.	3,105	106,191
First Bancorp, Inc.	1,683	55,707
First Bancorp/Puerto Rico*	35,131	232,216
First Bancorp/Southern Pines NC	3,813	103,485
First Busey Corp.	7,922	243,839
First Business Financial Services, Inc.	551	13,070
First Citizens Bancshares, Inc., Class A	295	104,725
First Commonwealth Financial Corp.	23,740	336,633
First Community Bancshares, Inc.	4,452	134,183
First Connecticut Bancorp, Inc.	477	10,804
First Financial Bancorp	15,133	430,534
First Financial Bankshares, Inc.@	13,804	623,941
First Financial Corp.	2,698	142,454
First Financial Northwest, Inc.	2,239	44,198
First Foundation, Inc.*	1,275	36,338
First Horizon National Corp.	38,809	776,568
First Interstate Bancsystem, Inc.	5,224	222,281
First Merchants Corp.	8,330	313,624
First Midwest Bancorp, Inc.	18,632	470,085
First NBC Bank Holding Co.*	4,253	31,047
First of Long Island Corp. (The)	2,016	57,557
Flushing Financial Corp.	7,140	209,845
FNB Corp.	54,993	881,538
Franklin Financial Network, Inc.*	500	20,925
Fulton Financial Corp.	44,920	844,496
German American Bancorp, Inc.	2,400	126,264
Glacier Bancorp, Inc.	19,481	705,797
Great Southern Bancorp, Inc.	3,323	181,602
Great Western Bancorp, Inc.	71	3,095
Guaranty Bancorp	4,394	106,335
Hancock Holding Co.	17,160	739,596
Hanmi Financial Corp.	8,053	281,050
Heartland Financial USA, Inc.	5,400	259,200
Heritage Commerce Corp.	8,770	126,551
Heritage Financial Corp.	4,648	119,686
Heritage Oaks Bancorp	1,418	17,484
Hilltop Holdings, Inc.	25,969	773,876
Home Bancshares, Inc.	36,276	1,007,385
HomeTrust Bancshares, Inc.*	701	18,156
Hope Bancorp, Inc.	34,605	757,503
Horizon Bancorp	3,884	108,752
Iberiabank Corp.	9,378	785,407
Independent Bank Corp.	4,840	340,978
International Bancshares Corp.	15,750	642,600
Lakeland Bancorp, Inc.	6,732	131,274
Lakeland Financial Corp.	5,055	239,405
LegacyTexas Financial Group, Inc.	11,096	477,794
Macatawa Bank Corp.	5,469	56,932
MainSource Financial Group, Inc.	5,357	184,281
MB Financial, Inc.	19,316	912,295
MBT Financial Corp.	5,012	56,886
Mercantile Bank Corp.	2,751	103,713
Merchants Bancshares, Inc.	1,081	58,590
Midsouth Bancorp, Inc.	2,100	28,560

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
National Bank Holdings Corp., Class A	5,759	$183,655
NBT Bancorp, Inc.	10,025	419,847
Northrim Bancorp, Inc.	1,164	36,782
OFG Bancorp	10,569	138,454
Old Line Bancshares, Inc.	221	5,300
Old National Bancorp	29,051	527,276
Opus Bank	4,401	132,250
Pacific Continental Corp.	6,270	137,000
Pacific Mercantile Bancorp*	2,500	18,250
Pacific Premier Bancorp, Inc.*	5,398	190,819
Park National Corp.	3,450	412,827
Park Sterling Corp.	10,219	110,263
Peapack Gladstone Financial Corp.	2,840	87,699
Penns Woods Bancorp, Inc.	476	24,038
People’s Utah Bancorp	1,346	36,140
Peoples Bancorp, Inc.	3,092	100,366
Pinnacle Financial Partners, Inc.	9,240	640,332
Popular, Inc.	16,479	722,110
Preferred Bank	2,640	138,389
Premier Financial Bancorp, Inc.	1,381	27,758
Private Bancorp, Inc.	19,760	1,070,794
Prosperity Bancshares, Inc.	1,027	73,718
QCR Holdings, Inc.	1,536	66,509
Renasant Corp.	8,712	367,821
Republic Bancorp, Inc., Class A	7,344	290,382
S&T Bancorp, Inc.	8,302	324,110
Sandy Spring Bancorp, Inc.	6,300	251,937
Seacoast Banking Corp. of Florida*	5,668	125,036
Select Bancorp, Inc.*	200	1,970
ServisFirst Bancshares, Inc.	5,778	216,328
Sierra Bancorp	3,246	86,311
Simmons First National Corp., Class A	5,764	358,233
South State Corp.	4,736	413,926
Southside Bancshares, Inc.	5,993	225,756
Southwest Bancorp, Inc.	5,110	148,190
State Bank Financial Corp.	4,771	128,149
Sterling Bancorp	32,230	754,182
Stock Yards Bancorp, Inc.	4,336	203,575
Stonegate Bank	274	11,434
Suffolk Bancorp	3,195	136,810
Sun Bancorp, Inc.	1,651	42,926
Synovus Financial Corp.	3,643	149,654
TCF Financial Corp.	43,473	851,636
Texas Capital Bancshares, Inc.*	11,663	914,379
Tompkins Financial Corp.	2,420	228,787
TowneBank	6,582	218,852
Trico Bancshares	5,350	182,863
TriState Capital Holdings, Inc.*	3,742	82,698
Trustmark Corp.	17,352	618,599
UMB Financial Corp.	11,656	898,911
Umpqua Holdings Corp.	4,737	88,961
Union Bankshares Corp.	9,688	346,249
United Bankshares, Inc.@	17,021	787,221
United Community Banks, Inc.	15,888	470,603
Univest Corp. of Pennsylvania	5,066	156,539
Valley National Bancorp	57,348	667,531
Veritex Holdings, Inc.*	597	15,946
Washington Trust Bancorp, Inc.	3,000	168,150
Webster Financial Corp.	16,775	910,547
WesBanco, Inc.	8,410	362,135
West Bancorp, Inc.	4,412	108,976
Westamerica Bancorp	6,329	398,284
Western Alliance Bancorp*	10,513	512,088
Wintrust Financial Corp.	11,283	818,807
Xenith Bankshares, Inc.*	460	12,972
Yadkin Financial Corp.	6,563	224,848
		49,116,345
Commercial Services & Supplies — 3.3%
ABM Industries, Inc.	14,023	572,699
ACCO Brands Corp.*	26,340	343,737
ARC Document Solutions, Inc.*	11,111	56,444
Brady Corp., Class A	11,602	435,655
Brink’s Co. (The)	11,715	483,244
Casella Waste Systems, Inc., Class A*	18,957	235,256
Ceco Environmental Corp.	6,316	88,108
Cenveo, Inc.*@	409	2,859
Civeo Corp.*	7,095	15,609
Clean Harbors, Inc.*	12,448	692,731
Command Security Corp.*	4,300	11,825
Covanta Holding Corp.@	31,607	493,069
Deluxe Corp.	12,510	895,841
Ennis, Inc.	5,800	100,630
Essendant, Inc.	12,825	268,043
Fuel Tech, Inc.*	4,500	5,175
G&K Services, Inc., Class A	4,600	443,670
Healthcare Services Group, Inc.	15,886	622,255
Heritage-Crystal Clean, Inc.*	712	11,178
Herman Miller, Inc.	14,286	488,581
HNI Corp.	11,460	640,843
Hudson Technologies, Inc.*	7,854	62,911
Innerworkings, Inc.*	10,302	101,475
Interface, Inc.	19,482	361,391
Intersections, Inc.*@	3,104	12,385
Kimball International, Inc., Class B	14,278	250,722
Knoll, Inc.	12,851	358,928
LSC Communications, Inc.	2,974	88,268
Matthews International Corp., Class A	8,044	618,181
Mcgrath Rentcorp	5,300	207,707
Mobile Mini, Inc.	14,147	427,947
MSA Safety, Inc.	8,900	617,037
Multi-Color Corp.	4,321	335,310
NL Industries, Inc.*	5,586	45,526
Performant Financial Corp.*	7,231	16,993
Quad/Graphics, Inc.	4,591	123,406
RR Donnelley & Sons Co.	7,931	129,434
SP Plus Corp.*	4,000	112,600
Steelcase, Inc., Class A	26,730	478,467
Team, Inc.*	8,031	315,217
Tetra Tech, Inc.	15,308	660,540
TRC Cos., Inc.*	7,000	74,200
UniFirst Corp.	3,000	430,950
US Ecology, Inc.	5,445	267,622

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Services & Supplies (Continued)
Versar, Inc.*	2,000	$2,760
Viad Corp.	4,500	198,450
Virco Manufacturing Corp.*	2,494	10,724
VSE Corp.	1,700	66,028
West Corp.	18,378	455,039
		13,737,670
Communications Equipment — 1.9%
ADTRAN, Inc.	20,619	460,835
Bel Fuse, Inc., Class B	4,393	135,744
Black Box Corp.	5,203	79,346
CalAmp Corp.*	13,756	199,462
Calix, Inc.*	13,728	105,706
Ciena Corp.*	31,072	758,468
Clearfield, Inc.*	1,600	33,120
Communications Systems, Inc.	1,418	6,565
Comtech Telecommunications Corp.	4,325	51,251
Digi International, Inc.*	7,600	104,500
EMCORE Corp.	4,428	38,524
Extreme Networks, Inc.*	21,668	108,990
Finisar Corp.*	25,900	783,993
Harmonic, Inc.*@	24,420	122,100
Infinera Corp.*	22,351	189,760
InterDigital, Inc.	9,067	828,270
Ixia*	18,986	305,675
KVH Industries, Inc.*	5,534	65,301
Lumentum Holdings, Inc.*	5,125	198,081
NETGEAR, Inc.*	8,512	462,627
NetScout Systems, Inc.*	12,873	405,499
Oclaro, Inc.*	7,713	69,031
Optical Cable Corp.*	374	1,197
PC-Tel, Inc.	4,100	22,058
Plantronics, Inc.	11,041	604,605
Relm Wireless Corp.	2,000	9,500
ShoreTel, Inc.*	20,766	148,477
Sonus Networks, Inc.*	17,744	111,787
Tessco Technologies, Inc.	1,000	13,000
Ubiquiti Networks, Inc.*	11,643	672,965
Viasat, Inc.*	8,465	560,552
Viavi Solutions, Inc.*	47,559	389,033
		8,046,022
Computers & Peripherals — 0.4%
AstroNova, Inc.	1,572	22,401
Avid Technology, Inc.*	18,069	79,504
Concurrent Computer Corp.	1,362	7,287
Cray, Inc.*	9,970	206,379
Diebold Nixdorf, Inc.@	14,553	366,008
Eastman Kodak Co.*	800	12,400
Electronics for Imaging, Inc.*	12,878	564,829
Immersion Corp.*@	3,781	40,192
Intevac, Inc.*@	4,883	41,750
Super Micro Computer, Inc.*	11,510	322,855
Transact Technologies, Inc.	1,515	9,999
USA Technologies, Inc.*	1,931	8,303
		1,681,907
Construction & Engineering — 1.6%
Aegion Corp.*	10,061	238,446
Ameresco, Inc., Class A*	4,779	26,285
Argan, Inc.	5,881	414,905
Comfort Systems USA, Inc.	8,930	297,369
Dycom Industries, Inc.*@	9,800	786,842
EMCOR Group, Inc.	15,815	1,119,069
Goldfield Corp. (The)*	7,136	36,394
Granite Construction, Inc.	9,422	518,210
Great Lakes Dredge & Dock Corp.*	15,377	64,583
IES Holdings, Inc.*	6,062	116,087
KBR, Inc.	27,114	452,533
Layne Christensen Co.*	1,221	13,272
MasTec, Inc.*	22,810	872,483
MYR Group, Inc.*	5,036	189,756
Northwest Pipe Co.*	2,795	48,130
NV5 Global, Inc.*	1,729	57,749
Orion Marine Group, Inc.*	5,671	56,426
Primoris Services Corp.	16,878	384,481
Sterling Construction Co., Inc.*	5,877	49,719
Tutor Perini Corp.*	11,189	313,292
Valmont Industries, Inc.	5,127	722,394
		6,778,425
Construction Materials — 0.2%
Headwaters, Inc.*	19,917	468,448
United States Lime & Minerals, Inc.	1,679	127,184
US Concrete, Inc.*@	3,055	200,103
		795,735
Consumer Finance — 0.8%
Asta Funding, Inc.*	2,600	25,480
Atlanticus Holdings Corp.*	5,476	15,607
Consumer Portfolio Services, Inc.*	7,272	37,233
Encore Capital Group, Inc.*	6,224	178,317
Enova International, Inc.*	10,026	125,826
Ezcorp, Inc., Class A*	11,381	121,208
FirstCash, Inc.	13,459	632,573
Green Dot Corp., Class A*	12,631	297,460
Nelnet, Inc., Class A	9,709	492,732
PRA Group, Inc.*	12,540	490,314
Regional Management Corp.*	3,000	78,840
SLM Corp.*	66,797	736,103
World Acceptance Corp.*	3,636	233,722
		3,465,415
Containers & Packaging — 0.2%
AEP Industries, Inc.	1,000	116,100
Greif, Inc., Class A	4,826	247,622
Greif, Inc., Class B	503	33,978
Myers Industries, Inc.	11,631	166,323
Silgan Holdings, Inc.	8,109	415,019
		979,042
Distributors — 0.2%
Core-Mark Holding Co., Inc.	11,498	495,219
Pool Corp.	3,200	333,888
Weyco Group, Inc.	690	21,597
		850,704

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Consumer Services — 1.0%
American Public Education, Inc.*	3,569	$87,619
Apollo Education Group, Inc.*	24,712	244,649
Ascent Capital Group, Inc., Class A*	2,620	42,601
Bridgepoint Education, Inc.*	11,558	117,082
Bright Horizons Family Solutions, Inc.*	2,118	148,302
Cambium Learning Group, Inc.*	1,370	6,836
Capella Education Co.	2,200	193,160
Career Education Corp.*	20,047	202,274
Carriage Services, Inc.	5,101	146,093
Collectors Universe, Inc.	1,790	38,002
DeVry Education Group, Inc.@	15,103	471,214
Graham Holdings Co., Class B	523	267,750
Grand Canyon Education, Inc.*	13,010	760,434
Houghton Mifflin Harcourt Co.*	29,496	320,032
K12, Inc.*	7,149	122,677
Regis Corp.*	11,780	171,046
Sotheby’s	14,093	561,747
Strayer Education, Inc.*	3,342	269,465
Universal Technical Institute, Inc.	5,900	17,169
		4,188,152
Diversified Financial Services — 0.1%
A-Mark Precious Metals, Inc.	1,256	24,492
FNFV Group*	4,237	58,047
Marlin Business Services Corp.	2,800	58,520
NewStar Financial, Inc.*	13,144	121,582
Pico Holdings, Inc.*	4,182	63,357
		325,998
Diversified Telecommunication Services — 0.7%
Alaska Communications Systems Group, Inc.*	2,448	4,015
ATN International, Inc.	3,600	288,468
Cincinnati Bell, Inc.*	10,380	231,993
Cogent Communications Holdings, Inc.	11,951	494,174
Consolidated Communications Holdings, Inc.	13,459	361,374
FairPoint Communications, Inc.*	2,829	52,902
General Communication, Inc., Class A*	14,261	277,376
Hawaiian Telcom Holdco, Inc.*	187	4,634
IDT Corp., Class B	9,094	168,603
Inteliquent, Inc.	15,093	345,932
Lumos Networks Corp.*	8,561	133,723
Orbcomm, Inc.*	16,422	135,810
Straight Path Communications, Inc., Class B*	928	31,468
Vonage Holdings Corp.*	52,898	362,351
		2,892,823
Electric Utilities — 1.3%
Allete, Inc.	13,923	893,717
El Paso Electric Co.	11,005	511,733
Empire District Electric Co. (The)	11,448	390,262
Genie Energy Ltd., Class B*	4,900	28,175
Hawaiian Electric Industries, Inc.	18,884	624,494
IDACORP, Inc.	7,578	610,408
MGE Energy, Inc.	7,437	485,636
Otter Tail Corp.	8,433	344,067
PNM Resources, Inc.	21,371	733,025
Portland General Electric Co.	18,004	780,113
Spark Energy, Inc., Class A@	1,000	30,300
		5,431,930
Electrical Equipment — 0.9%
Allied Motion Technologies, Inc.	2,799	59,871
AZZ, Inc.	7,298	466,342
Babcock & Wilcox Enterprises, Inc.*	6,318	104,816
Encore Wire Corp.	5,600	242,760
EnerSys	12,221	954,460
Espey Manufacturing & Electronics Corp.	565	14,704
Generac Holdings, Inc.*	15,486	630,900
General Cable Corp.@	11,120	211,836
LSI Industries, Inc.	4,900	47,726
Orion Energy Systems, Inc.*	3,100	6,727
Powell Industries, Inc.	2,600	101,400
Preformed Line Products Co.	850	49,402
Regal Beloit Corp.	6,719	465,291
Thermon Group Holdings, Inc.*	8,204	156,614
Ultralife Corp.*	3,600	17,820
Vicor Corp.*	7,856	118,625
		3,649,294
Electronic Equipment, Instruments & Components — 3.5%
ADDvantage Technologies Group, Inc.*	2,400	4,248
Agilysys, Inc.*	7,363	76,281
Anixter International, Inc.*	8,602	697,192
AVX Corp.	15,085	235,779
Badger Meter, Inc.	6,000	221,700
Belden, Inc.	13,079	977,917
Benchmark Electronics, Inc.*	7,901	240,980
Cognex Corp.	2,265	144,099
Coherent, Inc.*	6,253	859,068
Control4 Corp.*	1,880	19,176
CTS Corp.	9,329	208,970
Daktronics, Inc.	16,961	181,483
Electro Scientific Industries, Inc.*	7,067	41,837
ePlus, Inc.*	1,200	138,240
Fabrinet*	9,194	370,518
FARO Technologies, Inc.*	4,180	150,480
Frequency Electronics, Inc.*	1,400	15,120
I.D. Systems, Inc.*	2,750	14,905
IEC Electronics Corp.*	800	2,856
II-VI, Inc.*	21,222	629,232
Insight Enterprises, Inc.*	9,272	374,960
IntriCon Corp.*	1,000	6,900
InvenSense, Inc.*	1,685	21,551
Itron, Inc.*	9,844	618,695
Kemet Corp.*	8,936	59,246
Key Tronic Corp.*	1,700	13,294
Kimball Electronics, Inc.*	5,879	106,998
Knowles Corp.*	11,920	199,183
Littelfuse, Inc.	6,629	1,006,083
Maxwell Technologies, Inc.*@	7,005	35,866

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
Mesa Laboratories, Inc.@	860	$105,565
Methode Electronics, Inc.	11,077	458,034
MOCON, Inc.	600	11,700
MTS Systems Corp.	3,800	215,460
NAPCO Security Technologies, Inc.*	4,850	41,225
Novanta, Inc.*	4,922	103,362
OSI Systems, Inc.*	5,346	406,938
PAR Technology Corp.*	3,000	16,740
Park Electrochemical Corp.	5,535	103,228
PC Connection, Inc.	6,200	174,158
PCM, Inc.*	5,438	122,355
Perceptron, Inc.*	1,100	7,304
Plexus Corp.*	9,156	494,790
Radisys Corp.*@	15,948	70,650
Richardson Electronics Ltd.	2,700	17,010
Rogers Corp.*	3,742	287,423
Sanmina Corp.*	21,944	804,248
Scansource, Inc.*	6,290	253,801
SYNNEX Corp.	6,819	825,235
Systemax, Inc.	8,559	75,062
Tech Data Corp.*	9,625	815,045
TTM Technologies, Inc.*@	20,635	281,255
Universal Display Corp.*@	500	28,150
VeriFone Systems, Inc.*	18,762	332,650
Vishay Intertechnology, Inc.	34,292	555,530
Vishay Precision Group, Inc.*	4,187	79,134
Wayside Technology Group, Inc.	315	5,891
		14,364,800
Energy Equipment & Services — 2.2%
Archrock, Inc.	20,013	264,172
Atwood Oceanics, Inc.@	9,099	119,470
Bristow Group, Inc.	9,706	198,779
CARBO Ceramics, Inc.*	4,505	47,122
Dawson Geophysical Co.*	5,627	45,241
Diamond Offshore Drilling, Inc.	20,830	368,691
Dril-Quip, Inc.*@	8,636	518,592
ENGlobal Corp.*	2,100	5,019
Ensco PLC, Class A	4,073	39,590
Era Group, Inc.*	5,219	88,566
Exterran Corp.*	10,006	239,143
Forum Energy Technologies, Inc.*	20,325	447,150
Frank’s International NV	12,111	149,086
Geospace Technologies Corp.*	2,574	52,407
Gulf Island Fabrication, Inc.	3,600	42,840
Gulfmark Offshore, Inc., Class A*@	6,282	10,994
Helix Energy Solutions Group, Inc.*	26,950	237,699
Hornbeck Offshore Services, Inc.*@	9,178	66,265
ION Geophysical Corp.*@	2,918	17,508
Matrix Service Co.*	7,876	178,785
McDermott International, Inc.*	51,671	381,849
Mitcham Industries, Inc.*	2,601	10,794
Nabors Industries Ltd.	41,414	679,190
Natural Gas Services Group, Inc.*	2,700	86,805
Newpark Resources, Inc.*	35,623	267,173
Noble Corp. PLC@	39,010	230,939
Oceaneering International, Inc.	9,417	265,654
Oil States International, Inc.*	8,226	320,814
Pacific Drilling SA*@	508	2,062
Parker Drilling Co.*	28,864	75,046
Patterson-UTI Energy, Inc.@	31,203	839,985
PHI, Inc.*	2,300	41,446
Pioneer Energy Services Corp.*	14,380	98,503
RigNet, Inc.*	3,277	75,863
Rowan Cos. PLC, Class A@	21,417	404,567
RPC, Inc.@	3,729	73,871
SEACOR Holdings, Inc.*	5,019	357,754
Superior Energy Services, Inc.	33,300	562,104
Tesco Corp.	10,822	89,282
Tetra Technologies, Inc.*	17,573	88,216
Tidewater, Inc.	7,841	26,738
Unit Corp.*	11,332	304,491
US Silica Holdings, Inc.	13,049	739,617
		9,159,882
Food & Staples Retailing — 0.7%
Andersons, Inc. (The)	8,013	358,181
Chefs’ Warehouse Inc. (The)*	5,365	84,767
Ingles Markets, Inc., Class A	2,846	136,893
Natural Grocers by Vitamin Cottage, Inc.*@	2,967	35,278
PriceSmart, Inc.	7,615	635,852
Smart & Final Stores, Inc.*@	220	3,102
SpartanNash Co.	9,360	370,094
SUPERVALU, Inc.*	63,930	298,553
United Natural Foods, Inc.*	8,554	408,197
Village Super Market, Inc., Class A	1,946	60,131
Weis Markets, Inc.	6,390	427,108
		2,818,156
Food Products — 1.9%
B&G Foods, Inc.	14,705	644,079
Cal-Maine Foods, Inc.@	10,494	463,572
Calavo Growers, Inc.	5,041	309,517
Coffee Holding Co., Inc.*	600	2,790
Darling Ingredients, Inc.*	37,935	489,741
Dean Foods Co.	22,086	481,033
Farmer Bros. Co.*	5,356	196,565
Fresh Del Monte Produce, Inc.	16,722	1,013,855
Inventure Foods, Inc.*@	3,661	36,061
J&J Snack Foods Corp.	4,900	653,807
John B. Sanfilippo & Son, Inc.	2,650	186,534
Lancaster Colony Corp.	5,562	786,411
Landec Corp.*	9,074	125,221
Lifeway Foods, Inc.*	3,800	43,738
Limoneira Co.	810	17,423
Omega Protein Corp.*	5,237	131,187
Post Holdings, Inc.*	7,886	633,956
Rocky Mountain Chocolate Factory, Inc.	1,260	12,839
Sanderson Farms, Inc.@	6,194	583,723
Seneca Foods Corp., Class A*	1,738	69,607
Snyders-Lance, Inc.@	21,746	833,742
Tootsie Roll Industries, Inc.@	7,736	307,506
		8,022,907

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Gas Utilities — 1.3%
Chesapeake Utilities Corp.	3,064	$205,135
Delta Natural Gas Co., Inc.	400	11,732
Gas Natural, Inc.	836	10,492
New Jersey Resources Corp.	21,532	764,386
Northwest Natural Gas Co.	6,553	391,869
ONE Gas, Inc.	13,260	848,110
RGC Resources, Inc.	400	10,068
South Jersey Industries, Inc.	17,084	575,560
Southwest Gas Corp.	11,874	909,786
Spire, Inc.	11,344	732,255
WGL Holdings, Inc.	12,554	957,619
		5,417,012
Health Care Equipment & Supplies — 3.1%
Abaxis, Inc.	7,231	381,580
Accuray, Inc.*	14,899	68,535
Alere, Inc.*	13,837	539,228
Analogic Corp.	5,580	462,861
Angiodynamics, Inc.*	9,660	162,964
Anika Therapeutics, Inc.*	7,139	349,525
Atrion Corp.	566	287,075
Bovie Medical Corp.*@	4,900	17,591
Cantel Medical Corp.	10,310	811,912
Conmed Corp.	7,150	315,816
CryoLife, Inc.	15,417	295,236
Cutera, Inc.*	2,299	39,888
Cynosure, Inc., Class A*	6,160	280,896
Electromed, Inc.*	2,929	11,365
Exactech, Inc.*	3,109	84,876
Globus Medical, Inc., Class A*@	18,325	454,643
Haemonetics Corp.*	12,126	487,465
Halyard Health, Inc.*	9,638	356,413
Hill-Rom Holdings, Inc.	11,689	656,220
ICU Medical, Inc.*	4,198	618,575
Inogen, Inc.*	3,628	243,693
Integer Holdings Corp.*	7,181	211,480
Integra LifeSciences Holdings Corp.*@	8,892	762,845
Invacare Corp.	8,104	105,757
Iridex Corp.*	671	9,434
LeMaitre Vascular, Inc.	7,298	184,931
LivaNova PLC*	5,780	259,927
Masimo Corp.*	13,405	903,497
Meridian Bioscience, Inc.	9,934	175,832
Merit Medical Systems, Inc.*	11,860	314,290
Misonix, Inc.*	2,200	22,990
Natus Medical, Inc.*	8,702	302,830
Neogen Corp.*	7,095	468,270
NuVasive, Inc.*	11,981	807,040
Nuvectra Corp.*	2,393	12,037
OraSure Technologies, Inc.*	15,720	138,022
Orthofix International NV*	3,915	141,645
Quidel Corp.*@	8,803	188,560
RTI Surgical, Inc.*	13,049	42,409
SeaSpine Holdings Corp.*	2,964	23,416
Span-America Medical Systems, Inc.	500	9,120
SurModics, Inc.*	5,316	135,026
Utah Medical Products, Inc.	831	60,455
Vascular Solutions, Inc.*	6,160	345,576
Wright Medical Group NV*	8,505	195,445
		12,747,191
Health Care Providers & Services — 2.5%
Aceto Corp.	11,515	252,985
Addus HomeCare Corp.*	5,190	181,910
Adeptus Health, Inc., Class A*@	2,200	16,808
Air Methods Corp.*@	11,576	368,696
Alliance HealthCare Services, Inc.*	190	1,824
Almost Family, Inc.*	3,282	144,736
Amedisys, Inc.*	8,123	346,283
AMN Healthcare Services, Inc.*	12,336	474,319
BioScrip, Inc.*@	9,341	9,715
BioTelemetry, Inc.*	12,558	280,671
Brookdale Senior Living, Inc.*	5,231	64,969
Capital Senior Living Corp.*	9,398	150,838
Chemed Corp.@	5,381	863,166
Corvel Corp.*	5,100	186,660
Cross Country Healthcare, Inc.*	4,677	73,008
Digirad Corp.	2,100	10,500
Diplomat Pharmacy, Inc.*	6,252	78,775
Ensign Group, Inc. (The)	12,996	288,641
Envision Healthcare Corp.*@	7,305	462,333
Five Star Quality Care, Inc.*	6,297	17,002
Genesis Healthcare, Inc.*	4,555	19,359
HealthEquity, Inc.*@	7,664	310,545
HealthSouth Corp.@	2,195	90,522
Healthways, Inc.*	9,735	221,471
Kindred Healthcare, Inc.	17,194	134,973
Landauer, Inc.	2,730	131,313
LHC Group, Inc.*	3,800	173,660
LifePoint Health, Inc.*	11,178	634,910
Magellan Health, Inc.*	7,580	570,395
Medcath Corp.*~§	3,122	—
Molina Healthcare, Inc.*@	10,975	595,504
National Healthcare Corp.	3,000	227,370
National Research Corp., Class A	4,425	84,075
National Research Corp., Class B	737	30,711
Nobilis Health Corp.*@	1,318	2,768
Owens & Minor, Inc.	19,632	692,813
PharMerica Corp.*	7,236	181,985
Providence Service Corp. (The)*	4,498	171,149
Psychemedics Corp.	1,935	47,756
Quorum Health Corp.*	1,795	13,050
RadNet, Inc.*	14,650	94,493
Select Medical Holdings Corp.*	33,903	449,215
Surgical Care Affiliates, Inc.*	8,633	399,449
Tenet Healthcare Corp.*	16,691	247,694
Triple-S Management Corp., Class B*	5,369	111,138
U.S. Physical Therapy, Inc.	2,650	186,030
Universal American Corp.*	17,673	175,846
		10,272,033

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Technology — 0.4%
Allscripts Healthcare Solutions, Inc.*	46,706	$476,868
Arrhythmia Research Technology, Inc.*	200	760
Computer Programs & Systems, Inc.@	2,670	63,012
HealthStream, Inc.*	6,062	151,853
HMS Holdings Corp.*	20,254	367,813
Omnicell, Inc.*	8,824	299,134
Quality Systems, Inc.	14,776	194,304
Simulations Plus, Inc.	2,102	20,284
		1,574,028
Hotels, Restaurants & Leisure — 4.0%
Belmond Ltd., Class A*	24,303	324,445
Biglari Holdings, Inc.*	1	473
BJ’s Restaurants, Inc.*	6,741	264,921
Bloomin’ Brands, Inc.	28,360	511,331
Bob Evans Farms, Inc.	8,100	431,001
Bravo Brio Restaurant Group, Inc.*	4,343	16,503
Brinker International, Inc.@	14,448	715,609
Buffalo Wild Wings, Inc.*	4,994	771,074
Carrols Restaurant Group, Inc.*	12,779	194,880
Cheesecake Factory, Inc. (The)	14,048	841,194
Choice Hotels International, Inc.	13,792	773,042
Churchill Downs, Inc.	1,540	231,693
Chuy’s Holdings, Inc.*	4,008	130,060
ClubCorp Holdings, Inc.	13,876	199,121
Cracker Barrel Old Country Store, Inc.@	3,395	566,897
Dave & Buster’s Entertainment, Inc.*	8,459	476,242
Del Frisco’s Restaurant Group, Inc.*	5,669	96,373
Del Taco Restaurants, Inc.*	2,400	33,888
Denny’s Corp.*	20,830	267,249
DineEquity, Inc.	5,483	422,191
Dover Motorsports, Inc.	4,000	9,200
El Pollo Loco Holdings, Inc.*@	2,900	35,670
Famous Dave’s of America, Inc.*	2,145	10,618
Fiesta Restaurant Group, Inc.*@	8,023	239,487
Gaming Partners International Corp.	1,300	15,353
ILG, Inc.	23,589	428,612
International Game Technology PLC	1,039	26,515
International Speedway Corp., Class A	6,688	246,118
Intrawest Resorts Holdings, Inc.*	5,008	89,393
Isle of Capri Casinos, Inc.*	5,718	141,177
Jack in the Box, Inc.	9,359	1,044,839
Jamba, Inc.*@	4,407	45,392
Kona Grill, Inc.*@	3,389	42,532
La Quinta Holdings, Inc.*	25,321	359,811
Lindblad Expeditions Holdings, Inc.*	732	6,917
Luby’s, Inc.*	7,260	31,073
Marcus Corp. (The)	4,500	141,750
Marriott Vacations Worldwide Corp.	8,070	684,739
Monarch Casino & Resort, Inc.*	1,490	38,412
Nathan’s Famous, Inc.*	1,385	89,886
Noodles & Co.*	810	3,321
Papa John’s International, Inc.@	12,658	1,083,272
Papa Murphy’s Holdings, Inc.*@	672	2,836
Penn National Gaming, Inc.*	8,352	115,174
Pinnacle Entertainment, Inc.*@	15,578	225,881
Popeyes Louisiana Kitchen, Inc.*	6,875	415,800
Potbelly Corp.*	3,872	49,949
RCI Hospitality Holdings, Inc.	2,209	37,774
Red Lion Hotels Corp.*	4,500	37,575
Red Robin Gourmet Burgers, Inc.*	3,800	214,320
Ruby Tuesday, Inc.*	16,960	54,781
Ruth’s Hospitality Group, Inc.	9,286	169,934
SeaWorld Entertainment, Inc.	18,699	353,972
Shake Shack, Inc., Class A*	2,567	91,873
Sonic Corp.	13,946	369,708
Speedway Motorsports, Inc.	10,200	221,034
Texas Roadhouse, Inc.	19,524	941,838
Town Sports International Holdings, Inc.*	8,000	20,000
Wendy’s Co. (The)@	69,630	941,398
Wingstop, Inc.	364	10,771
		16,356,892
Household Durables — 1.4%
Bassett Furniture Industries, Inc.	2,600	79,040
Beazer Homes USA, Inc.*	1,643	21,852
CalAtlantic Group, Inc.@	5,120	174,131
California Coastal Communities, Inc.*~§	1,800	—
Cavco Industries, Inc.*	1,100	109,835
Century Communities, Inc.*	614	12,894
CSS Industries, Inc.	2,100	56,847
Dixie Group, Inc. (The)*	1,200	4,320
Ethan Allen Interiors, Inc.	6,796	250,433
Flexsteel Industries, Inc.	1,266	78,074
Green Brick Partners, Inc.*	2,837	28,512
Helen of Troy Ltd.*	7,429	627,379
Hooker Furniture Corp.	2,500	94,875
Installed Building Products, Inc.*	6,010	248,213
iRobot Corp.*	6,627	387,348
KB Home@	22,962	363,029
La-Z-Boy, Inc.	12,996	403,526
Libbey, Inc.	10,888	211,881
Lifetime Brands, Inc.	3,200	56,800
M.D.C. Holdings, Inc.	12,413	318,518
M/I Homes, Inc.*	5,641	142,040
Meritage Homes Corp.*	10,314	358,927
NACCO Industries, Inc., Class A	1,000	90,550
Orleans Homebuilders, Inc.*@~§	4,953	—
Taylor Morrison Home Corp., Class A*	7,918	152,501
Tempur Sealy International, Inc.*@	244	16,660
TopBuild Corp.*	1,536	54,682
TRI Pointe Group, Inc.*	31,575	362,481
Tupperware Brands Corp.@	11,712	616,285
Universal Electronics, Inc.*	3,832	247,356
WCI Communities, Inc.*	1,041	24,411
William Lyon Homes, Class A*@	4,109	78,194
ZAGG, Inc.*@	6,699	47,563
		5,719,157

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Household Products — 0.5%
Central Garden & Pet Co.*	3,317	$109,760
Central Garden & Pet Co., Class A*	7,899	244,079
Energizer Holdings, Inc.	11,460	511,231
HRG Group, Inc.*	32,243	501,701
Orchids Paper Products Co.@	2,619	68,565
WD-40 Co.	4,702	549,664
		1,985,000
Independent Power Producers & Energy Traders — 0.3%
Dynegy, Inc.*	12,990	109,895
NRG Yield, Inc., Class A	6,260	96,154
NRG Yield, Inc., Class C	11,658	184,196
Ormat Technologies, Inc.	8,194	439,362
Pattern Energy Group, Inc.	15,022	285,268
		1,114,875
Industrial Conglomerates — 0.1%
Raven Industries, Inc.	9,755	245,826
Insurance — 4.2%
Allied World Assurance Co., Holdings Ltd.	10,329	554,771
Ambac Financial Group, Inc.*	10,842	243,945
American Equity Investment Life Holding Co.	20,884	470,725
American National Insurance Co.	1,163	144,921
AMERISAFE, Inc.	8,359	521,184
Argo Group International Holdings Ltd.	9,260	610,234
Aspen Insurance Holdings Ltd.	19,284	1,060,620
Atlas Financial Holdings, Inc.*	393	7,094
Baldwin & Lyons, Inc., Class B	1,818	45,814
Citizens, Inc.*	11,958	117,428
CNO Financial Group, Inc.	53,833	1,030,902
Crawford & Co., Class A	10,528	99,700
Crawford & Co., Class B@	4,545	57,085
Donegal Group, Inc., Class A	5,354	93,588
eHealth, Inc.*@	7,651	81,483
EMC Insurance Group, Inc.	5,700	171,057
Employers Holdings, Inc.	8,660	342,936
Endurance Specialty Holdings Ltd.	7,731	714,344
Enstar Group Ltd.*	2,516	497,413
FBL Financial Group, Inc., Class A	6,600	515,790
Federated National Holding Co.	3,383	63,228
Fidelity & Guaranty Life	263	6,233
First Acceptance Corp.*	15,539	16,161
First American Financial Corp.	3,923	143,699
Genworth Financial, Inc., Class A*	14,918	56,838
Global Indemnity Ltd.*	3,524	134,652
Greenlight Capital Re Ltd., Class A*	7,410	168,948
Hallmark Financial Services, Inc.*	5,700	66,291
Hanover Insurance Group, Inc. (The)	5,413	492,637
HCI Group, Inc.@	3,748	147,971
Heritage Insurance Holdings, Inc.	3,869	60,627
Horace Mann Educators Corp.	12,678	542,618
Independence Holding Co.	3,520	68,816
Infinity Property & Casualty Corp.	3,270	287,433
Investors Title Co.	292	46,189
Kemper Corp.	15,116	669,639
Maiden Holdings Ltd.	18,753	327,240
MBIA, Inc.*	35,223	376,886
Mercury General Corp.	12,517	753,649
National General Holdings Corp.	17,357	433,751
Navigators Group, Inc. (The)	3,600	423,900
OneBeacon Insurance Group Ltd., Class A	6,225	99,911
Primerica, Inc.	13,776	952,610
ProAssurance Corp.	11,624	653,269
RLI Corp.	13,400	845,942
Safety Insurance Group, Inc.	3,996	294,505
Selective Insurance Group, Inc.	13,673	588,623
State Auto Financial Corp.	9,900	265,419
State National Cos., Inc.	2,779	38,517
Stewart Information Services Corp.	5,055	232,934
Unico American Corp.*	1,700	18,275
United Fire Group, Inc.	6,100	299,937
United Insurance Holdings Corp.	4,721	71,476
Universal Insurance Holdings, Inc.	12,620	358,408
WMIH Corp.*	2,492	3,863
		17,392,129
Internet & Catalog Retail — 0.5%
1-800-Flowers.com, Inc., Class A*	13,623	145,766
Blue Nile, Inc.	3,142	127,660
CafePress, Inc.*	2,322	6,827
FTD Cos., Inc.*	6,039	143,970
HSN, Inc.	13,151	451,079
Liberty TripAdvisor Holdings, Inc., Class A*	11,266	169,553
NutriSystem, Inc.	7,768	269,161
Overstock.com, Inc.*	4,154	72,695
PetMed Express, Inc.	5,572	128,546
Shutterfly, Inc.*	10,368	520,266
US Auto Parts Network, Inc.*	8,193	28,839
		2,064,362
Internet Software & Services — 1.3%
Actua Corp.*	12,110	169,540
Angie’s List, Inc.*	4,421	36,385
Bankrate, Inc.*	13,455	148,678
Bazaarvoice, Inc.*	10,930	53,010
Blucora, Inc.*	10,400	153,400
Carbonite, Inc.*	7,052	115,653
Care.com, Inc.*	534	4,576
Cimpress NV*	6,915	633,483
CommerceHub, Inc., Series A*	298	4,473
comScore, Inc.*	511	16,137
DHI Group, Inc.*	21,431	133,944
EarthLink Holdings Corp.	29,174	164,541
Envestnet, Inc.*@	7,051	248,548
GTT Communications, Inc.*	7,000	201,250
Internap Corp.*	14,992	23,088
IntraLinks Holdings, Inc.*	14,256	192,741
Inuvo, Inc.*	3,400	5,678
j2 Global, Inc.@	6,984	571,291

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Internet Software & Services (Continued)
Leaf Group Ltd.*	803	$5,260
Limelight Networks, Inc.*	30,774	77,550
Liquidity Services, Inc.*	4,750	46,313
LogMeIn, Inc.	200	19,310
MeetMe, Inc.*@	24,045	118,542
NIC, Inc.	16,603	396,812
Numerex Corp., Class A*	2,359	17,457
QuinStreet, Inc.*	9,301	34,972
Qumu Corp.*	3,400	8,092
RealNetworks, Inc.*	11,295	54,894
Reis, Inc.	2,969	66,060
RetailMeNot, Inc.*	7,590	70,587
Shutterstock, Inc.*	8,258	392,420
Stamps.com, Inc.*	2,485	284,905
TechTarget, Inc.*	3,038	25,914
Travelzoo, Inc.*	2,482	23,331
Web.com Group, Inc.*	14,150	299,272
WebMD Health Corp.*	9,013	446,774
XO Group, Inc.*	10,260	199,557
Yelp, Inc.*	812	30,962
YuMe, Inc.*	2,573	9,211
		5,504,611
IT Services — 2.2%
Acxiom Corp.*	29,790	798,372
Blackhawk Network Holdings, Inc.*@	13,958	525,868
CACI International, Inc., Class A*	6,111	759,597
Cardtronics PLC, Class A*	12,536	684,090
Cass Information Systems, Inc.	2,759	202,980
Ciber, Inc.*	17,360	10,968
Computer Task Group, Inc.	4,027	16,954
Convergys Corp.	23,323	572,813
CoreLogic, Inc.*	9,502	349,959
CSG Systems International, Inc.	9,625	465,850
Datalink Corp.*	7,595	85,520
Edgewater Technology, Inc.*	2,300	17,250
EPAM Systems, Inc.*	566	36,399
Euronet Worldwide, Inc.*	521	37,736
Everi Holdings, Inc.*	16,896	36,664
ExlService Holdings, Inc.*	9,262	467,175
Forrester Research, Inc.	8,761	376,285
Hackett Group, Inc. (The)	14,155	249,977
Innodata, Inc.*	5,684	13,926
Lionbridge Technologies, Inc.*	21,926	127,171
Mantech International Corp., Class A	5,860	247,585
ModusLink Global Solutions, Inc.*	6,850	10,001
MoneyGram International, Inc.*	9,824	116,021
NCI, Inc., Class A	134	1,869
Perficient, Inc.*	7,956	139,150
PFSweb, Inc.*	4,255	36,168
Planet Payment, Inc.*	10,115	41,269
PRGX Global, Inc.*	4,649	27,429
Science Applications International Corp.	11,148	945,350
SYKES Enterprises, Inc.*	11,744	338,932
TeleTech Holdings, Inc.	16,779	511,760
Travelport Worldwide Ltd.	21,337	300,852
Unisys Corp.*@	13,257	198,192
Virtusa Corp.*	8,976	225,477
		8,975,609
Leisure Equipment & Products — 0.4%
American Outdoor Brands Corp.*	11,555	243,579
Arctic Cat, Inc.	3,625	54,448
Black Diamond, Inc.*	1,900	10,165
Callaway Golf Co.	21,022	230,401
Escalade, Inc.	1,950	25,740
Jakks Pacific, Inc.*@	5,129	26,414
Johnson Outdoors, Inc., Class A	1,000	39,690
Malibu Boats, Inc., Class A*	2,439	46,536
Marine Products Corp.	4,652	64,523
Nautilus, Inc.*	11,702	216,487
Sturm Ruger & Co., Inc.@	6,113	322,155
Vista Outdoor, Inc.*	12,035	444,092
		1,724,230
Life Sciences Tools & Services — 0.6%
Albany Molecular Research, Inc.*@	8,825	165,557
Bruker Corp.	5,966	126,360
Cambrex Corp.*	7,454	402,143
Charles River Laboratories International, Inc.*	4,754	362,207
Enzo Biochem, Inc.*	14,189	98,472
Fluidigm Corp.*	1,136	8,270
Harvard Bioscience, Inc.*	10,123	30,875
INC Research Holdings, Inc., Class A*	8,565	450,519
Luminex Corp.*@	10,896	220,426
Parexel International Corp.*@	6,254	411,013
		2,275,842
Machinery — 4.7%
Actuant Corp., Class A	16,193	420,208
Alamo Group, Inc.	2,600	197,860
Albany International Corp., Class A	11,847	548,516
Altra Industrial Motion Corp.	12,275	452,947
American Railcar Industries, Inc.@	5,900	267,211
Astec Industries, Inc.	4,892	330,014
Barnes Group, Inc.	17,454	827,669
Blue Bird Corp.*	895	13,828
Briggs & Stratton Corp.	11,874	264,315
Chart Industries, Inc.*	6,711	241,730
CIRCOR International, Inc.	4,348	282,098
CLARCOR, Inc.	10,249	845,235
Colfax Corp.*	413	14,839
Columbus McKinnon Corp.	5,051	136,579
Commercial Vehicle Group, Inc.*	10,768	59,547
Crane Co.	3,749	270,378
DMC Global, Inc.	3,484	55,221
Douglas Dynamics, Inc.	5,987	201,463
Eastern Co. (The)	500	10,450
Energy Recovery, Inc.*	2,616	27,076
EnPro Industries, Inc.	6,545	440,871
ESCO Technologies, Inc.	5,761	326,361
Federal Signal Corp.	16,169	252,398

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Franklin Electric Co., Inc.	13,269	$516,164
FreightCar America, Inc.	2,400	35,832
Global Brass & Copper Holdings, Inc.	6,925	237,528
Gorman-Rupp Co. (The)	5,455	168,832
Graham Corp.	1,900	42,085
Greenbrier Cos., Inc. (The)@	6,690	277,969
Hardinge, Inc.	1,500	16,620
Harsco Corp.	19,401	263,854
Hillenbrand, Inc.	18,458	707,864
Hurco Cos., Inc.	1,000	33,100
Hyster-Yale Materials Handling, Inc.	2,000	127,540
ITT, Inc.	6,391	246,501
John Bean Technologies Corp.	8,769	753,696
Joy Global, Inc.	9,106	254,968
Kadant, Inc.	3,400	208,080
Kennametal, Inc.	14,622	457,084
Key Technology, Inc.*	1,100	12,826
LB Foster Co., Class A	2,471	33,606
Lindsay Corp.	2,399	178,989
Lydall, Inc.*	3,767	232,989
Manitex International, Inc.*	1,300	8,918
Manitowoc Co., Inc. (The)*	32,658	195,295
Manitowoc Foodservice, Inc.*	32,658	631,279
Meritor, Inc.*	24,635	305,967
Mfri, Inc.*	1,900	15,390
Miller Industries, Inc.	2,958	78,239
Mueller Industries, Inc.	17,150	685,314
Mueller Water Products, Inc., Class A	41,506	552,445
NN, Inc.	7,482	142,532
Omega Flex, Inc.	488	27,211
Proto Labs, Inc.*	5,527	283,811
RBC Bearings, Inc.*	5,604	520,107
Rexnord Corp.*	24,475	479,465
SPX Corp.*	6,967	165,257
SPX FLOW, Inc.*	6,533	209,448
Standex International Corp.	3,825	336,026
Sun Hydraulics Corp.	6,200	247,814
Supreme Industries, Inc., Class A	6,980	109,586
Tennant Co.	4,939	351,657
Terex Corp.	11,454	361,145
Timken Co. (The)	17,684	702,055
Titan International, Inc.@	14,568	163,307
Trimas Corp.*	12,810	301,035
Twin Disc, Inc.	2,200	32,120
Wabash National Corp.*@	20,517	324,579
Watts Water Technologies, Inc., Class A	7,800	508,560
Woodward, Inc.	4,871	336,343
Xerium Technologies, Inc.*	2,113	11,875
		19,379,721
Marine — 0.2%
Kirby Corp.*	5,302	352,583
Matson, Inc.	10,731	379,770
		732,353
Media — 1.5%
AH Belo Corp., Class A	3,878	24,625
AMC Entertainment
Holdings, Inc., Class A	6,707	225,691
Ballantyne Strong, Inc.*	3,464	27,712
Beasley Broadcast Group, Inc., Class A	1,657	10,273
Clear Channel Outdoor
Holdings, Inc., Class A	3,398	17,160
Cumulus Media, Inc., Class A*	5,136	5,239
Entercom Communications
Corp., Class A	4,435	67,856
Entravision Communications
Corp., Class A	18,319	128,233
EW Scripps Co. (The), Class A*@	22,625	437,341
Gannett Co., Inc.	19,363	188,015
Global Eagle Entertainment, Inc.*	2,123	13,715
Gray Television, Inc.*	15,960	173,166
Harte-Hanks, Inc.	17,183	25,946
John Wiley & Sons, Inc., Class A	10,578	576,501
Lions Gate Entertainment
Corp., Class B*@	5,731	140,639
McClatchy Co. (The), Class A*	73	962
Media General, Inc.*	3,965	74,661
Meredith Corp.	8,903	526,612
MSG Networks, Inc., Class A*	12,409	266,793
National CineMedia, Inc.	15,891	234,074
New York Times Co. (The), Class A	38,149	507,382
Nexstar Broadcasting
Group, Inc., Class A	8,989	569,004
Radio One, Inc.*@	6,700	19,430
Reading International, Inc., Class A*	2,200	36,520
Regal Entertainment Group, Class A	21,304	438,862
Saga Communications, Inc., Class A	1,116	56,135
Salem Media Group, Inc., Class A	1,041	6,506
Scholastic Corp.	7,171	340,551
Sinclair Broadcast
Group, Inc., Class A@.	18,743	625,079
Time, Inc.	20,834	371,887
tronc, Inc.@	2,800	38,836
World Wrestling
Entertainment, Inc., Class A	625	11,500
		6,186,906
Metals & Mining — 1.7%
AK Steel Holding Corp.*	20,706	211,408
Ampco-Pittsburgh Corp.	2,200	36,850
Carpenter Technology Corp.	9,739	352,259
Century Aluminum Co.*	20,953	179,358
Cliffs Natural Resources, Inc.*@	11,460	96,378
Coeur Mining, Inc.*	22,496	204,489
Commercial Metals Co.	31,042	676,095
Compass Minerals International, Inc.@	7,742	606,586
Ferroglobe PLC	24,025	260,191
Ferroglobe Representation &
Warranty Insurance Trust~§	24,025	—
See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Metals & Mining (Continued)
Friedman Industries, Inc.	700	$4,662
Gold Resource Corp.	16,351	71,127
Haynes International, Inc.	2,521	108,378
Hecla Mining Co.	87,123	456,524
Kaiser Aluminum Corp.	4,533	352,169
Materion Corp.	5,300	209,880
McEwen Mining, Inc.@	21,736	63,252
Olympic Steel, Inc.	1,900	46,037
Real Industry, Inc.*	1,320	8,052
Ryerson Holding Corp.*	9,188	122,660
Schnitzer Steel Industries, Inc., Class A	9,223	237,031
Stillwater Mining Co.*	32,208	518,871
SunCoke Energy, Inc.*	17,109	194,016
TimkenSteel Corp.*@	7,647	118,375
United States Steel Corp.	26,257	866,743
Universal Stainless &
Alloy Products, Inc.*	1,400	18,914
Worthington Industries, Inc.	17,054	809,042
		6,829,347
Multi-Utilities — 0.6%
Avista Corp.	16,713	668,353
Black Hills Corp.@	12,049	739,086
NorthWestern Corp.	11,897	676,582
Unitil Corp.	4,584	207,839
		2,291,860
Multiline Retail — 0.3%
Big Lots, Inc.@	13,429	674,270
Bon-Ton Stores, Inc. (The)*	2,700	3,969
Dillard’s, Inc., Class A	1,249	78,300
Fred’s, Inc., Class A@	9,237	171,439
Gordmans Stores, Inc.*@	2,170	1,487
J.C. Penney Co., Inc.*@	37,504	311,658
Tuesday Morning Corp.*	9,803	52,936
		1,294,059
Oil, Gas & Consumable Fuels — 2.1%
Abraxas Petroleum Corp.*	14,400	37,008
Adams Resources & Energy, Inc.	900	35,685
Alon USA Energy, Inc.	16,621	189,147
Approach Resources, Inc.*	1,249	4,184
Barnwell Industries, Inc.*	2,159	3,541
Bill Barrett Corp.*	11,138	77,855
Callon Petroleum Co.*	13,793	211,998
Clayton Williams Energy, Inc.*	2,100	250,446
Clean Energy Fuels Corp.*	15,954	45,628
Cloud Peak Energy, Inc.*@	14,607	81,945
CONSOL Energy, Inc.	1,325	24,155
Contango Oil & Gas Co.*	4,510	42,123
CVR Energy, Inc.@	334	8,480
Delek US Holdings, Inc.	14,875	358,041
DHT Holdings, Inc.@	19,547	80,925
Dorian LPG Ltd.*@	1,202	9,868
Eclipse Resources Corp.*	4,008	10,701
EnLink Midstream LLC	17,997	342,843
EP Energy Corp., Class A*@	9,937	65,087
Evolution Petroleum Corp.	3,835	38,350
GasLog Ltd.	18,166	292,473
Gastar Exploration, Inc.*	472	732
Green Plains, Inc.	9,194	256,053
Gulfport Energy Corp.*	4,889	105,798
International Seaways, Inc.*	134	1,881
Jones Energy, Inc., Class A*@	1,074	5,370
Kosmos Energy Ltd.*@	30,371	212,901
Laredo Petroleum, Inc.*	7,352	103,957
Northern Oil & Gas, Inc.*	8,420	23,155
Oasis Petroleum, Inc.*	33,182	502,375
Overseas Shipholding
Group, Inc., Class A	404	1,547
Panhandle Oil & Gas, Inc., Class A	3,073	72,369
Par Pacific Holdings, Inc.*@	2,890	42,021
Parsley Energy, Inc., Class A*	5,390	189,944
PBF Energy, Inc., Class A	20,151	561,810
PDC Energy, Inc.*	9,518	690,816
PetroQuest Energy, Inc.*	471	1,559
Renewable Energy Group, Inc.*@	10,144	98,397
Rex American Resources Corp.*	1,575	155,531
Rice Energy, Inc.*	6,705	143,152
Ring Energy, Inc.*	5,341	69,380
RSP Permian, Inc.*	18,721	835,331
Scorpio Tankers, Inc.@	42,198	191,157
SemGroup Corp., Class A	11,286	471,191
Ship Finance International Ltd.@	20,026	297,386
SM Energy Co.	9,500	327,560
Synergy Resources Corp.*@	35,804	319,014
Teekay Corp.	5,035	40,431
Teekay Tankers Ltd., Class A@	13,575	30,680
Vaalco Energy, Inc.*	14,113	14,678
Western Refining, Inc.	3,742	141,635
World Fuel Services Corp.	2,684	123,222
WPX Energy, Inc.*	27,681	403,312
		8,644,828
Paper & Forest Products — 0.9%
Boise Cascade Co.*	9,706	218,385
Clearwater Paper Corp.*	5,623	368,588
Deltic Timber Corp.	2,800	215,796
Domtar Corp.	13,884	541,892
KapStone Paper & Packaging Corp.	25,673	566,090
Louisiana-Pacific Corp.*	38,019	719,700
Mercer International, Inc.	13,909	148,131
Neenah Paper, Inc.	3,300	281,160
P. H. Glatfelter Co.	11,389	272,083
Resolute Forest Products, Inc.*	8,572	45,860
Schweitzer-Mauduit International, Inc.	8,407	382,771
		3,760,456
Personal Products — 0.5%
Avon Products, Inc.*	75,554	380,792
CCA Industries, Inc.*	556	1,460
Inter Parfums, Inc.	10,446	342,107
Medifast, Inc.	5,232	217,808

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Personal Products (Continued)
Natural Alternatives International, Inc.*	1,000	$11,300
Natural Health Trends Corp.@	1,100	27,335
Natures Sunshine Products, Inc.	1,700	25,500
Nu Skin Enterprises, Inc., Class A	8,645	413,058
Nutraceutical International Corp.	2,300	80,385
Revlon, Inc., Class A*	11,462	334,117
United-Guardian, Inc.	600	9,300
USANA Health Sciences, Inc.*@	6,574	402,329
		2,245,491
Pharmaceuticals — 0.9%
Akorn, Inc.*	5,685	124,104
Amphastar Pharmaceuticals, Inc.*	6,749	124,317
ANI Pharmaceuticals, Inc.*	885	53,649
Aralez Pharmaceuticals, Inc.*@	707	3,118
Catalent, Inc.*	19,051	513,615
Cumberland Pharmaceuticals, Inc.*	5,912	32,516
Depomed, Inc.*@	11,562	208,347
Horizon Pharma PLC*	7,317	118,389
Impax Laboratories, Inc.*	18,471	244,741
Innoviva, Inc.*@	1,313	14,049
Juniper Pharmaceuticals, Inc.*	1,500	8,400
Lannett Co., Inc.*@	9,415	207,601
Lipocine, Inc.*@	4,394	16,170
Medicines Co. (The)*@	15,577	528,683
Phibro Animal Health Corp., Class A	3,593	105,275
Prestige Brands Holdings, Inc.*	15,321	798,224
Sciclone Pharmaceuticals, Inc.*	17,503	189,032
Sucampo Pharmaceuticals, Inc.,
Class A*	13,942	188,914
Supernus Pharmaceuticals, Inc.*	12,411	313,378
Tetraphase Pharmaceuticals, Inc.*	2,448	9,865
Titan Pharmaceuticals, Inc.*@	2,529	10,116
Zogenix, Inc.*@	2,563	31,140
		3,843,643
Professional Services — 1.6%
Acacia Research Corp.	7,978	51,857
Advisory Board Co. (The)*	9,942	330,572
Barrett Business Services, Inc.	2,602	166,788
CBIZ, Inc.*	15,700	215,090
CDI Corp.	4,800	35,520
CEB, Inc.	9,267	561,580
CRA International, Inc.	2,200	80,520
Exponent, Inc.	6,651	401,055
Franklin Covey Co.*	5,596	112,759
FTI Consulting, Inc.*	10,148	457,472
GP Strategies Corp.*	5,007	143,200
Heidrick & Struggles International, Inc.	4,281	103,386
Hill International, Inc.*	9,200	40,020
Hudson Global, Inc.	2,471	3,361
Huron Consulting Group, Inc.*	5,494	278,271
ICF International, Inc.*	4,955	273,516
Insperity, Inc.	5,700	404,415
Kelly Services, Inc., Class A	7,420	170,066
Kforce, Inc.	11,164	257,888
Korn/Ferry International	13,550	398,777
Mastech Digital, Inc.*	1,061	7,225
Mistras Group, Inc.*	6,408	164,558
Navigant Consulting, Inc.*	11,322	296,410
On Assignment, Inc.*	15,403	680,197
Pendrell Corp.*	2,266	15,296
RCM Technologies, Inc.*	2,995	19,048
Resources Connection, Inc.	11,493	221,240
RPX Corp.*	14,391	155,423
TriNet Group, Inc.*	13,099	335,596
TrueBlue, Inc.*	10,021	247,018
Volt Information Sciences, Inc.*	2,024	13,864
Willdan Group, Inc.*	3,462	78,207
		6,720,195
Real Estate Management & Development — 0.6%
Alexander & Baldwin, Inc.	13,989	627,686
Altisource Asset Management Corp.*@	596	31,886
Altisource Portfolio Solutions SA*@	5,434	144,490
AV Homes, Inc.*	2,349	37,114
Consolidated-Tomoka Land Co.	995	53,153
Forestar Group, Inc.*	10,487	139,477
Griffin Industrial Realty, Inc.	420	13,327
HFF, Inc., Class A	9,968	301,532
Kennedy-Wilson Holdings, Inc.	22,178	454,649
Marcus & Millichap, Inc.*	7,383	197,274
RE/MAX Holdings, Inc., Class A	3,519	197,064
RMR Group, Inc. (The), Class A	1,159	45,780
St. Joe Co. (The)*@	2,649	50,331
Stratus Properties, Inc.*	313	10,251
Tejon Ranch Co.*	6,256	159,090
		2,463,104
Road & Rail — 1.2%
AMERCO	1,235	456,444
ArcBest Corp.	6,195	171,292
Avis Budget Group, Inc.*	979	35,910
Celadon Group, Inc.@	5,488	39,239
Covenant Transportation Group, Inc.,
Class A*	3,731	72,157
Heartland Express, Inc.@	22,347	454,985
Knight Transportation, Inc.@	20,988	693,653
Landstar System, Inc.	10,561	900,853
Marten Transport Ltd.	8,967	208,931
P.A.M. Transportation Services, Inc.*	1,523	39,568
Roadrunner Transportation
Systems, Inc.*	8,254	85,759
Saia, Inc.*	7,375	325,606
Swift Transportation Co.*@	18,903	460,477
Universal Truckload Services, Inc.	3,300	53,955
USA Truck, Inc.*	1,900	16,549
Werner Enterprises, Inc.	21,804	587,618
YRC Worldwide, Inc.*	16,171	214,751
		4,817,747

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment — 3.6%
Advanced Energy Industries, Inc.*	15,048	$823,878
Alpha & Omega Semiconductor Ltd.*	6,435	136,872
Ambarella, Inc.*@	3,901	211,161
Amkor Technology, Inc.*	66,467	701,227
Amtech Systems, Inc.*	2,200	9,350
Axcelis Technologies, Inc.*	13,370	194,534
AXT, Inc.*	12,200	58,560
Brooks Automation, Inc.	16,972	289,712
Cabot Microelectronics Corp.	5,995	378,704
Cavium, Inc.*@	942	58,819
Ceva, Inc.*	4,958	166,341
Cirrus Logic, Inc.*	15,545	878,914
Cohu, Inc.	4,866	67,637
Cree, Inc.*	11,395	300,714
Cyberoptics Corp.*	1,700	44,370
Diodes, Inc.*	11,325	290,713
DSP Group, Inc.*	2,800	36,540
Entegris, Inc.*	35,542	636,202
Exar Corp.*	16,656	179,552
FormFactor, Inc.*	16,807	188,238
GigPeak, Inc.*@	2,684	6,764
GSI Technology, Inc.*	4,125	25,575
Integrated Device Technology, Inc.*	38,007	895,445
Intersil Corp., Class A	35,197	784,893
IXYS Corp.	8,202	97,604
Kopin Corp.*	28,174	80,014
Kulicke & Soffa Industries, Inc.*	18,438	294,086
Lattice Semiconductor Corp.*	28,018	206,213
MACOM Technology Solutions Holdings, Inc.*@	3,168	146,615
Magnachip Semiconductor Corp.*	5,846	36,245
MaxLinear, Inc., Class A*	9,792	213,466
MKS Instruments, Inc.	13,879	824,413
Monolithic Power Systems, Inc.	2,385	195,403
Nanometrics, Inc.*	8,125	203,613
NeoPhotonics Corp.*	17,049	184,300
NVE Corp.	200	14,286
PDF Solutions, Inc.*	10,588	238,759
Photronics, Inc.*	16,333	184,563
Power Integrations, Inc.	8,577	581,949
Rambus, Inc.*	28,336	390,187
Rudolph Technologies, Inc.*	8,906	207,955
Semtech Corp.*	18,554	585,379
Sigma Designs, Inc.*	15,433	92,598
Silicon Laboratories, Inc.*	10,644	691,860
SolarEdge Technologies, Inc.*@	1,621	20,100
SunPower Corp.*@	19,307	127,619
Synaptics, Inc.*@	10,527	564,037
Tessera Holding Corp.	14,056	621,275
Ultra Clean Holdings, Inc.*	6,729	65,271
Ultratech, Inc.*	11,337	271,861
Veeco Instruments, Inc.*	9,575	279,111
Xcerra Corp.*	12,391	94,667
		14,878,164
Software — 2.4%
ACI Worldwide, Inc.*	34,283	622,236
American Software, Inc., Class A	9,433	97,443
Aspen Technology, Inc.*@	7,809	426,996
Aware, Inc.*	4,900	29,890
Barracuda Networks, Inc.*	8,761	187,748
Blackbaud, Inc.	11,875	760,000
Bottomline Technologies de, Inc.*	7,935	198,534
Bsquare Corp.*	2,300	13,455
Covisint Corp.*	7,419	14,096
Datawatch Corp.*	2,445	13,448
Ebix, Inc.@	2,155	122,943
Ellie Mae, Inc.*@	2,220	185,770
EnerNOC, Inc.*	6,500	39,000
Fair Isaac Corp.	6,592	785,898
Globant SA*	760	25,346
Glu Mobile, Inc.*@	14,543	28,213
GSE Systems, Inc.*@	2,896	10,136
Mentor Graphics Corp.	32,443	1,196,822
MicroStrategy, Inc., Class A*	1,426	281,492
Monotype Imaging Holdings, Inc.	10,597	210,350
Paycom Software, Inc.*@	14,902	677,892
Pegasystems, Inc.	18,834	678,024
Progress Software Corp.	13,610	434,567
QAD, Inc., Class A	4,909	149,234
QAD, Inc., Class B	1,219	31,145
Qualys, Inc.*	6,337	200,566
Rosetta Stone, Inc.*	772	6,879
Rubicon Project, Inc. (The)*	6,490	48,156
Seachange International, Inc.*	7,100	16,330
Silver Spring Networks, Inc.*	8,114	107,997
Synchronoss Technologies, Inc.*	11,475	439,493
Tangoe, Inc.*	3,351	26,406
TeleNav, Inc.*	8,331	58,734
TiVo Corp.*	30,394	635,235
VASCO Data Security International, Inc.*	7,796	106,415
Verint Systems, Inc.*	12,694	447,464
Zedge, Inc., Class B*	2,411	7,546
Zix Corp.*	14,383	71,052
Zynga, Inc., Class A*	155,342	399,229
		9,792,180
Specialty Retail — 3.4%
Aaron’s, Inc.	18,376	587,848
Abercrombie & Fitch Co., Class A@	14,745	176,940
America’s Car-Mart, Inc.*	2,516	110,075
American Eagle Outfitters, Inc.@	38,979	591,311
Asbury Automotive Group, Inc.*	8,762	540,615
Ascena Retail Group, Inc.*	43,780	270,998
Barnes & Noble Education, Inc.*	10,227	117,304
Barnes & Noble, Inc.	15,776	175,902
bebe stores, Inc.*@	1,921	9,778
Big 5 Sporting Goods Corp.	6,183	107,275
Boot Barn Holdings, Inc.*	1,195	14,961
Buckle, Inc. (The)@	12,544	286,003

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Build-A-Bear Workshop, Inc.*	3,739	$51,411
Cabela’s, Inc.*	2,975	174,186
Caleres, Inc.	11,677	383,239
Cato Corp. (The), Class A	6,792	204,303
Chico’s FAS, Inc.	32,315	465,013
Children’s Place, Inc. (The)@	4,800	484,560
Christopher & Banks Corp.*	7,704	18,027
Citi Trends, Inc.	3,643	68,634
Conn’s, Inc.*	8,299	104,982
CST Brands, Inc.	7,795	375,329
Destination Maternity Corp.	2,800	14,476
Destination XL Group, Inc.*	9,525	40,481
DSW, Inc., Class A	17,801	403,193
Express, Inc.*	18,936	203,751
Finish Line Inc. (The), Class A@	14,724	276,959
Five Below, Inc.*@	13,253	529,590
Francesca’s Holdings Corp.*	8,973	161,783
GameStop Corp., Class A	7,712	194,805
Genesco, Inc.*	6,525	405,203
GNC Holdings, Inc., Class A@	9,345	103,169
Group 1 Automotive, Inc.	6,400	498,816
Guess?, Inc.	19,715	238,552
Haverty Furniture Cos., Inc.	4,500	106,650
hhgregg, Inc.*@	7,855	11,233
Hibbett Sports, Inc.*@	6,748	251,700
Kirkland’s, Inc.*	5,977	92,703
Lithia Motors, Inc., Class A@	7,255	702,502
Lumber Liquidators Holdings, Inc.*@	6,687	105,253
MarineMax, Inc.*	5,699	110,276
Monro Muffler Brake, Inc.	9,650	551,980
Murphy USA, Inc.*	11,781	724,178
New York & Co., Inc.*	17,542	39,820
Office Depot, Inc.	129,524	585,449
Penske Auto Group, Inc.	5,415	280,714
Perfumania Holdings, Inc.*	1,156	1,763
Pier 1 Imports, Inc.	25,113	214,465
Rent-A-Center, Inc.@	12,778	143,753
Select Comfort Corp.*	13,560	306,727
Shoe Carnival, Inc.	3,860	104,143
Sonic Automotive, Inc., Class A@	9,895	226,596
Sportsman’s Warehouse Holdings, Inc.*@	7,232	67,909
Stage Stores, Inc.@	7,304	31,919
Stein Mart, Inc.	12,554	68,796
Tailored Brands, Inc.	3,260	83,293
Tandy Leather Factory, Inc.*	3,611	29,249
Tile Shop Holdings, Inc.*	4,471	87,408
Tilly’s, Inc., Class A*	2,125	28,029
Trans World Entertainment Corp.*	5,400	17,820
Urban Outfitters, Inc.*@	1,362	38,790
Vitamin Shoppe, Inc.*	7,763	184,371
West Marine, Inc.*	5,255	55,020
Winmark Corp.	1,162	146,586
Zumiez, Inc.*	10,304	225,142
		14,013,709
Textiles, Apparel & Luxury Goods — 0.9%
Cherokee, Inc.*	1,700	17,850
Columbia Sportswear Co.	1,363	79,463
Crocs, Inc.*	21,632	148,396
Culp, Inc.	4,958	184,190
Deckers Outdoor Corp.*	7,708	426,946
Delta Apparel, Inc.*	1,153	23,902
Fossil Group, Inc.*	2,477	64,055
G-III Apparel Group Ltd.*@	12,918	381,856
Iconix Brand Group, Inc.*	13,700	127,958
Kate Spade & Co.*	21,772	406,483
Lakeland Industries, Inc.*	440	4,576
Movado Group, Inc.	4,486	128,972
Oxford Industries, Inc.	4,436	266,737
Perry Ellis International, Inc.*	3,333	83,025
Rocky Brands, Inc.	1,000	11,550
Sequential Brands Group, Inc.*	1,723	8,064
Steven Madden Ltd.*	18,385	657,264
Superior Uniform Group, Inc.	2,200	43,164
Unifi, Inc.*	4,533	147,912
Vera Bradley, Inc.*	7,472	87,572
Vince Holding Corp.*	3,729	15,102
Wolverine World Wide, Inc.	26,290	577,065
		3,892,102
Thrifts & Mortgage Finance — 2.4%
Astoria Financial Corp.	26,701	497,974
Atlantic Coast Financial Corp.*	1,765	12,002
Bank Mutual Corp.	10,012	94,613
BankFinancial Corp.	4,900	72,618
Bear State Financial, Inc.	1,232	12,505
Beneficial Bancorp, Inc.	19,038	350,299
BofI Holding, Inc.*@	16,994	485,179
Capitol Federal Financial, Inc.	38,288	630,221
Charter Financial Corp.	307	5,118
Citizens Community Bancorp, Inc.	400	4,972
Clifton Bancorp, Inc.	4,918	83,213
Dime Community Bancshares, Inc.	9,230	185,523
ESSA Bancorp, Inc.	1,900	29,868
EverBank Financial Corp.	16,352	318,046
Federal Agricultural Mortgage Corp., Class C	1,400	80,178
First Defiance Financial Corp.	1,100	55,814
Flagstar Bancorp, Inc.*	13,420	361,535
Hingham Institution for Savings@	213	41,914
Home Bancorp, Inc.	994	38,378
HomeStreet, Inc.*	4,321	136,544
HopFed Bancorp, Inc.	415	5,586
Impac Mortgage Holdings, Inc.*@	301	4,220
Kearny Financial Corp.	23,771	369,639
Lake Sunapee Bank Group	200	4,718
LendingTree, Inc.*	2,115	214,355
Meridian Bancorp, Inc.	11,660	220,374
Meta Financial Group, Inc.	2,736	281,534
MGIC Investment Corp.*	38,605	393,385
Nationstar Mortgage Holdings, Inc.*	4,024	72,673
NMI Holdings, Inc., Class A*	4,062	43,260

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (Continued)
Northfield Bancorp, Inc.	14,040	$280,379
Northwest Bancshares, Inc.	25,789	464,976
OceanFirst Financial Corp.	5,554	166,787
Oritani Financial Corp.	13,840	259,500
PennyMac Financial Services, Inc., Class A*	1,561	25,991
PHH Corp.*	13,064	198,050
Provident Financial Holdings, Inc.	1,124	22,727
Provident Financial Services, Inc.	15,994	452,630
Radian Group, Inc.	22,936	412,389
SI Financial Group, Inc.	2,065	31,801
Southern Missouri Bancorp, Inc.	300	10,614
Territorial Bancorp, Inc.	2,302	75,598
Timberland Bancorp, Inc.	2,600	53,716
Trustco Bank Corp. NY	24,992	218,680
United Community Financial Corp.	13,392	119,724
United Financial Bancorp, Inc.	13,701	248,810
Walker & Dunlop, Inc.*	7,823	244,078
Washington Federal, Inc.	25,804	886,367
Waterstone Financial, Inc.	8,664	159,418
Western New England Bancorp, Inc.	5,000	46,750
WSFS Financial Corp.	6,327	293,256
		9,778,499
Tobacco — 0.3%
Alliance One International, Inc.*	1,792	34,406
Universal Corp.	5,600	357,000
Vector Group Ltd.@	34,744	790,079
		1,181,485
Trading Companies & Distributors — 1.5%
Air Lease Corp.	13,048	447,938
Aircastle Ltd.	15,000	312,750
Applied Industrial Technologies, Inc.	12,730	756,162
Beacon Roofing Supply, Inc.*	14,009	645,395
BMC Stock Holdings, Inc.*	7,486	145,977
CAI International, Inc.*	4,585	39,752
DXP Enterprises, Inc.*@	7,010	243,527
GATX Corp.@	11,502	708,293
H&E Equipment Services, Inc.	12,565	292,136
Herc Holdings, Inc.*	5,162	207,306
Houston Wire & Cable Co.	5,746	37,349
Huttig Building Products, Inc.*	1,858	12,281
Kaman Corp., Class A	7,224	353,470
Lawson Products, Inc.*	1,575	37,485
MRC Global, Inc.*	23,031	466,608
Neff Corp., Class A*	1,000	14,100
NOW, Inc.*	21,709	444,383
Rush Enterprises, Inc., Class A*	8,185	261,102
Textainer Group Holdings Ltd.	13,035	97,111
Titan Machinery, Inc.*	3,710	54,055
Triton International Ltd.	9,264	146,371
Univar, Inc.*	1,103	31,292
WESCO International, Inc.*	6,914	460,127
Willis Lease Finance Corp.*	900	23,022
		6,237,992
Transportation Infrastructure — 0.0%
Sino-Global Shipping America Ltd.*@	3,964	12,288

Water Utilities — 0.5%
American States Water Co.	13,456	613,055
Artesian Resources Corp., Class A	2,052	65,541
California Water Service Group	11,688	396,223
Connecticut Water Service, Inc.	3,754	209,661
Consolidated Water Co., Ltd.	2,822	30,619
Middlesex Water Co.	5,644	242,353
Pure Cycle Corp.*	1,000	5,500
SJW Corp.	4,400	246,312
York Water Co.@	3,670	140,194
		1,949,458
Wireless Telecommunication Services — 0.4%
Boingo Wireless, Inc.*	15,932	194,211
Shenandoah Telecommunications Co.	19,824	541,195
Spok Holdings, Inc.	4,608	95,616
Telephone & Data Systems, Inc.	20,316	586,523
United States Cellular Corp.*	933	40,791
		1,458,336
TOTAL COMMON STOCKS (Identified Cost $274,570,992)		411,240,407

RIGHTS AND WARRANTS — 0.0%
Pharmaceuticals — 0.0%
FRD Acquisition Co. CVR*~§¶	656	—
Fresenius Kabi Pharmaceuticals Holding, Inc., CVR*~§¶	13,728	—
		—
Software — 0.0%
Gerber Scientific CVR*@§¶	5,000	—

Wireless Telecommunication Services — 0.0%
Leap Wireless International, Inc. CVR, expires 3/31/17*§¶	2,600	—
TOTAL RIGHTS AND WARRANTS (Identified Cost $19,319)		—

See notes to financial statements

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 4.8%
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund, 0.170%	804,000	$804,000
Collateral For Securities On Loan — 4.6%
State Street Navigator Securities Lending Government Money Market Portfolio	18,935,730	18,935,730
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $19,739,730)		19,739,730

Total Investments — 104.4%
(Identified Cost $294,330,041)#		430,980,137
Liabilities, Less Cash and Other Assets — (4.4%)		(18,170,495)
Net Assets — 100.0%		$412,809,642

†	See Note 1
*	Non-income producing security
@	A portion or all of the security/securities were held on loan. As of December 31, 2016, the market value of the securities on loan was $38,956,598.
~	Bankrupt/delisted security
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
¶	Contingent value rights based on future performance.
#	At December 31, 2016, the aggregate cost of investment securities for U.S. federal income tax purposes was $294,330,041. Net unrealized appreciation aggregated $136,650,096 of which $162,040,587 related to appreciated investment securities and $25,390,491 related to depreciated investment securities.

Key to abbreviations:
CVR — Contingent Value Rights

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Aerospace & Defense — 1.0%
Arconic, Inc.	38,186	$707,968
L3 Technologies, Inc.	9,636	1,465,732
Northrop Grumman Corp.	7,390	1,718,766
Orbital ATK, Inc.	2,155	189,058
Textron, Inc.	35,074	1,703,194
		5,784,718
Air Freight & Logistics — 0.5%
FedEx Corp.	14,216	2,647,019
XPO Logistics, Inc.*	6,246	269,578
		2,916,597
Airlines — 1.1%
JetBlue Airways Corp.*	61,307	1,374,503
Southwest Airlines Co.	58,229	2,902,133
United Continental Holdings, Inc.*	25,145	1,832,568
		6,109,204
Auto Components — 0.5%
Adient PLC*	972	56,959
BorgWarner, Inc.@	18,580	732,795
Gentex Corp.	12,955	255,084
Goodyear Tire & Rubber Co. (The)	30,139	930,391
Lear Corp.	5,198	688,059
		2,663,288
Automobiles — 1.9%
Ford Motor Co.	419,903	5,093,424
General Motors Co.	158,398	5,518,586
		10,612,010
Beverages — 0.2%
Molson Coors Brewing Co., Class B	11,973	1,165,093

Biotechnology — 0.1%
United Therapeutics Corp.*	3,956	567,409

Building Products — 0.3%
Johnson Controls International PLC	9,720	400,367
Owens Corning	19,528	1,006,864
USG Corp.*	4,614	133,252
		1,540,483
Capital Markets — 3.0%
Bank of New York Mellon Corp. (The)	92,611	4,387,909
CME Group, Inc.	12,336	1,422,957
Goldman Sachs Group, Inc. (The)	24,637	5,899,330
Morgan Stanley	90,875	3,839,469
Nasdaq, Inc.	9,718	652,272
State Street Corp.	10,271	798,262
		17,000,199
Chemicals — 1.2%
Albemarle Corp.	8,223	707,836
Ashland Global Holdings, Inc.	9,009	984,593
CF Industries Holdings, Inc.@	17,389	547,406
Dow Chemical Co. (The)	18,037	1,032,077
Eastman Chemical Co.	22,022	1,656,275
Ingevity Corp.*	3,495	191,736
Mosaic Co. (The)	46,665	1,368,684
Olin Corp.	4,545	116,397
		6,605,004
Commercial Banks — 13.0%
Bank of America Corp.	538,411	11,898,883
BB&T Corp.	44,415	2,088,393
BOK Financial Corp.	765	63,526
CIT Group, Inc.	9,004	384,291
Citigroup, Inc.	212,682	12,639,691
Citizens Financial Group, Inc.	15,542	553,762
Comerica, Inc.	6,521	444,145
Fifth Third Bancorp	127,987	3,451,809
Huntington Bancshares, Inc.	95,253	1,259,245
JPMorgan Chase & Co.	281,434	24,284,940
KeyCorp	70,333	1,284,984
M&T Bank Corp.	5,838	913,238
PacWest Bancorp	5,207	283,469
People’s United Financial, Inc.	5,834	112,946
PNC Financial Services Group, Inc. (The)	36,349	4,251,379
Regions Financial Corp.	155,307	2,230,209
SunTrust Banks, Inc.	34,538	1,894,409
Wells Fargo & Co.	88,253	4,863,623
Zions Bancorp@	26,351	1,134,147
		74,037,089
Commercial Services & Supplies — 0.5%
Republic Services, Inc.	48,088	2,743,420
Communications Equipment — 3.3%
ARRIS International PLC*	11,809	355,805
Brocade Communications Systems, Inc.	46,325	578,599
Cisco Systems, Inc.	558,956	16,891,650
EchoStar Corp., Class A*	3,599	184,953
Juniper Networks, Inc.	28,506	805,580
		18,816,587
Computers & Peripherals — 2.0%
Hewlett Packard Enterprise Co.	226,855	5,249,425
HP, Inc.	255,741	3,795,196
NetApp, Inc.	7,640	269,463
Western Digital Corp.@	31,938	2,170,187
		11,484,271
Construction & Engineering — 0.3%
AECOM*	6,180	224,705
EMCOR Group, Inc.	1,400	99,064
Fluor Corp.	14,785	776,508
Jacobs Engineering Group, Inc.*	8,552	487,464
		1,587,741
Construction Materials — 0.2%
Vulcan Materials Co.	10,532	1,318,080

See notes to financial statements

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Consumer Finance — 1.1%
Ally Financial, Inc.	63,046	$1,199,135
Capital One Financial Corp.	56,650	4,942,146
Navient Corp.	13,397	220,113
Santander Consumer USA
Holdings, Inc.*	2,620	35,370
		6,396,764
Containers & Packaging — 0.6%
International Paper Co.	40,045	2,124,788
WestRock Co.	20,973	1,064,799
		3,189,587
Distributors — 0.1%
LKQ Corp.*	22,712	696,123

Diversified Financial Services — 0.1%
Leucadia National Corp.	6,993	162,587
Voya Financial, Inc.	7,020	275,325
		437,912
Diversified Telecommunication Services — 4.7%
AT&T, Inc.	544,137	23,142,147
CenturyLink, Inc.	84,635	2,012,620
Frontier Communications Corp.@	94,769	320,319
Level 3 Communications, Inc.*	19,640	1,106,910
		26,581,996
Electrical Equipment — 0.5%
Eaton Corp. PLC	40,532	2,719,292

Electronic Equipment, Instruments & Components — 1.2%
Arrow Electronics, Inc.*	17,315	1,234,560
Avnet, Inc.	21,265	1,012,427
Corning, Inc.	67,872	1,647,253
Flex Ltd.*	37,947	545,298
Jabil Circuit, Inc.	17,551	415,432
SYNNEX Corp.	1,651	199,804
TE Connectivity Ltd.	22,309	1,545,568
		6,600,342
Energy Equipment & Services — 1.5%
Baker Hughes, Inc.	27,661	1,797,135
FMC Technologies, Inc.*	19,634	697,596
Helmerich & Payne, Inc.@	18,327	1,418,510
National Oilwell Varco, Inc.@	42,885	1,605,614
Schlumberger Ltd.	22,471	1,886,440
Transocean Ltd.*@	29,532	435,302
Weatherford International PLC*@	78,652	392,474
		8,233,071
Food & Staples Retailing — 2.8%
CVS Health Corp.	99,326	7,837,815
Wal-Mart Stores, Inc.	82,417	5,696,663
Walgreens Boots Alliance, Inc.	25,843	2,138,767
Whole Foods Market, Inc.	8,010	246,387
		15,919,632
Food Products — 3.1%
Archer-Daniels-Midland Co.	60,447	2,759,406
Bunge Ltd.	23,481	1,696,267
Ingredion, Inc.	3,073	384,002
J.M. Smucker Co. (The)	18,460	2,363,988
Kraft Heinz Co. (The)	18,870	1,647,728
Mondelez International, Inc., Class A	99,636	4,416,864
Pinnacle Foods, Inc.	15,318	818,747
Post Holdings, Inc.*	4,623	371,643
Seaboard Corp.*	76	300,351
Tyson Foods, Inc., Class A	48,892	3,015,659
		17,774,655
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	51,781	1,988,908
Boston Scientific Corp.*	41,960	907,595
Danaher Corp.	42,050	3,273,172
Medtronic PLC	94,115	6,703,811
STERIS PLC	376	25,339
Teleflex, Inc.	1,139	183,550
Zimmer Biomet Holdings, Inc.	2,880	297,216
		13,379,591
Health Care Providers & Services — 4.9%
Aetna, Inc.	44,742	5,548,455
Anthem, Inc.	36,223	5,207,781
Centene Corp.*	12,702	717,790
CIGNA Corp.	10,533	1,404,997
DaVita, Inc.*	8,165	524,193
Envision Healthcare Corp.*@	219	13,861
Express Scripts Holding Co.*	71,055	4,887,873
Humana, Inc.	21,137	4,312,582
Laboratory Corp. of America Holdings*	13,266	1,703,089
Mednax, Inc.*@	6,080	405,293
Quest Diagnostics, Inc.	22,080	2,029,152
Universal Health Services, Inc., Class B	6,456	686,789
WellCare Health Plans, Inc.*	2,066	283,207
		27,725,062
Hotels, Restaurants & Leisure — 1.2%
Carnival Corp.	27,130	1,412,388
Hyatt Hotels Corp., Class A*	3,874	214,077
MGM Resorts International*	84,812	2,445,130
Royal Caribbean Cruises Ltd.	31,589	2,591,562
		6,663,157

See notes to financial statements

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Household Durables — 1.4%
DR Horton, Inc.	51,376	$1,404,106
Garmin Ltd.@	7,023	340,545
Harman International Industries, Inc.	3,771	419,184
Lennar Corp., Class A	28,692	1,231,748
Mohawk Industries, Inc.*	10,083	2,013,374
PulteGroup, Inc.	38,222	702,520
Toll Brothers, Inc.*	11,379	352,749
Whirlpool Corp.	9,457	1,718,999
		8,183,225
Independent Power Producers & Energy Traders — 0.1%
Calpine Corp.*	23,886	273,017
NRG Energy, Inc.	44,291	543,008
		816,025
Industrial Conglomerates — 0.3%
Carlisle Cos., Inc.	4,894	539,759
General Electric Co.	35,958	1,136,273
		1,676,032
Insurance — 6.7%
Aflac, Inc.	27,103	1,886,369
Alleghany Corp.*	701	426,292
Allied World Assurance Co.,
Holdings Ltd.	7,656	411,204
Allstate Corp. (The)	25,783	1,911,036
American Financial Group, Inc.	12,362	1,089,340
American International Group, Inc.	67,235	4,391,118
Arch Capital Group Ltd.*	2,302	198,640
Assurant, Inc.	9,601	891,549
Assured Guaranty Ltd.	13,828	522,284
Axis Capital Holdings Ltd.	12,616	823,446
Chubb Ltd.	8,167	1,079,024
CNA Financial Corp.	7,604	315,566
Endurance Specialty Holdings Ltd.	1,516	140,078
Everest Re Group Ltd.	6,500	1,406,600
First American Financial Corp.	5,621	205,897
Hartford Financial Services Group, Inc.	61,614	2,935,907
Lincoln National Corp.	26,059	1,726,930
Loews Corp.	37,469	1,754,673
MetLife, Inc.	46,445	2,502,921
Old Republic International Corp.	23,484	446,196
Principal Financial Group, Inc.	40,855	2,363,870
Prudential Financial, Inc.	25,348	2,637,713
Reinsurance Group of America, Inc.	9,075	1,141,907
RenaissanceRe Holdings Ltd.@	3,401	463,284
Travelers Companies, Inc. (The)	27,179	3,327,253
Unum Group	32,590	1,431,679
Validus Holdings Ltd.	5,533	304,370
WR Berkley Corp.	6,915	459,917
XL Group Ltd.	28,603	1,065,748
		38,260,811
Internet & Catalog Retail — 0.3%
Liberty Interactive Corp. QVC Group,
Class A*	71,603	1,430,628
Liberty Ventures, Series A*	782	28,832
		1,459,460
Internet Software & Services — 0.2%
CommerceHub, Inc., Series C*	2,998	45,060
Yahoo!, Inc.*	22,867	884,267
		929,327
IT Services — 0.9%
Amdocs Ltd.	8,428	490,931
Fidelity National Information
Services, Inc.	36,595	2,768,046
Leidos Holdings, Inc.	6,004	307,044
Xerox Corp.	186,374	1,627,045
		5,193,066
Life Sciences Tools & Services — 0.6%
Bio-Rad Laboratories, Inc., Class A*	172	31,352
PerkinElmer, Inc.	200	10,430
Thermo Fisher Scientific, Inc.	23,812	3,359,873
		3,401,655
Machinery — 2.5%
AGCO Corp.	11,477	664,059
Caterpillar, Inc.@	35,868	3,326,398
Cummins, Inc.	7,596	1,038,145
Dover Corp.	19,819	1,485,038
Ingersoll-Rand PLC	21,416	1,607,057
Oshkosh Corp.	3,003	194,024
PACCAR, Inc.	14,232	909,425
Pentair PLC	25,335	1,420,533
Stanley Black & Decker, Inc.	28,415	3,258,916
Trinity Industries, Inc.	1,343	37,282
		13,940,877
Media — 6.4%
CBS Corp., Class A	1,291	83,463
Charter Communications, Inc., Class A*	23,379	6,731,282
Comcast Corp., Class A	279,514	19,300,442
Liberty Braves Group, Class A*	438	8,975
Liberty Braves Group, Class C*	877	18,057
Liberty Media Group, Class A*@	1,097	34,391
Liberty Media Group, Class C*@	2,194	68,738
Liberty SiriusXM Group, Class A*	4,389	151,508
Liberty SiriusXM Group, Class C*	8,778	297,750
Madison Square Garden Co. (The),
Class A*	443	75,979
News Corp., Class A	8,320	95,347
News Corp., Class B	1,734	20,461
TEGNA, Inc.	22,742	486,451
Time Warner, Inc.	94,794	9,150,465
		36,523,309

See notes to financial statements

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Metals & Mining — 1.7%
Alcoa Corp.	12,728	$357,402
Freeport-McMoRan, Inc.*	133,393	1,759,454
Newmont Mining Corp.	87,348	2,975,946
Nucor Corp.	44,717	2,661,556
Reliance Steel & Aluminum Co.	12,373	984,148
Steel Dynamics, Inc.	31,162	1,108,744
		9,847,250
Multiline Retail — 0.5%
Kohl’s Corp.@	39,722	1,961,473
Macy’s, Inc.	26,856	961,713
		2,923,186
Oil, Gas & Consumable Fuels — 11.1%
Anadarko Petroleum Corp.	21,958	1,531,131
Apache Corp.	5,567	353,338
Chevron Corp.	91,767	10,800,976
Concho Resources, Inc.*	6,539	867,071
ConocoPhillips	78,895	3,955,795
CONSOL Energy, Inc.	4,388	79,993
EOG Resources, Inc.	16,400	1,658,040
Exxon Mobil Corp.	242,185	21,859,618
Hess Corp.	20,959	1,305,536
HollyFrontier Corp.	15,834	518,722
Kinder Morgan, Inc.	29,336	607,549
Marathon Oil Corp.	51,156	885,510
Marathon Petroleum Corp.	64,008	3,222,803
Noble Energy, Inc.	35,505	1,351,320
Occidental Petroleum Corp.	28,855	2,055,342
PDC Energy, Inc.*	1,283	93,120
Phillips 66	51,511	4,451,066
Southwestern Energy Co.*	1,031	11,155
Targa Resources Corp.	15,155	849,741
Tesoro Corp.	17,735	1,550,926
Valero Energy Corp.	68,980	4,712,714
		62,721,466
Pharmaceuticals — 3.2%
Allergan PLC*	14,401	3,024,354
Mallinckrodt PLC*	10,165	506,420
Mylan NV*	19,675	750,601
Pfizer, Inc.	430,824	13,993,164
		18,274,539
Professional Services — 0.1%
Manpowergroup, Inc.	6,208	551,705

Real Estate Management & Development — 0.0%
Jones Lang LaSalle, Inc.	500	50,520

Road & Rail — 2.2%
AMERCO	188	69,483
CSX Corp.	143,799	5,166,698
Hertz Global Holdings, Inc.*	9,240	199,214
Kansas City Southern	13,489	1,144,542
Norfolk Southern Corp.	39,083	4,223,700
Ryder System, Inc.	1,899	141,361
Union Pacific Corp.	17,045	1,767,226
		12,712,224
Semiconductors & Semiconductor Equipment — 6.3%
First Solar, Inc.*@	7,096	227,711
Intel Corp.	530,175	19,229,447
Lam Research Corp.	23,431	2,477,360
Marvell Technology Group Ltd.	18,929	262,545
Micron Technology, Inc.*	96,568	2,116,771
NVIDIA Corp.@	62,745	6,697,401
ON Semiconductor Corp.*	14,063	179,444
QUALCOMM, Inc.	74,056	4,828,451
		36,019,130
Software — 0.8%
CA, Inc.	75,041	2,384,052
Dell Technologies, Inc., Class V*	16,758	921,187
Nuance Communications, Inc.*	2,812	41,899
SS&C Technologies Holdings, Inc.	3,456	98,842
Symantec Corp.	35,201	840,952
Synopsys, Inc.*	4,316	254,040
		4,540,972
Specialty Retail — 0.5%
AutoNation, Inc.*	4,083	198,638
Bed Bath & Beyond, Inc.	6,574	267,167
Best Buy Co., Inc.	45,609	1,946,136
Penske Auto Group, Inc.	2,395	124,157
Staples, Inc.	55,437	501,705
		3,037,803
Textiles, Apparel & Luxury Goods — 0.2%
PVH Corp.	9,516	858,724
Ralph Lauren Corp.	2,906	262,470
		1,121,194
Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp, Inc.	11,787	187,531

Trading Companies & Distributors — 0.1%
United Rentals, Inc.*	4,421	466,769

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	2,420	197,714

Wireless Telecommunication Services — 0.3%
Sprint Corp.*@	29,977	252,406
T-Mobile US, Inc.*@	24,396	1,403,014
		1,655,420
TOTAL COMMON STOCKS
(Identified Cost $387,345,252)		565,959,587

See notes to financial statements

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 0.5%
Investment Company — 0.2%
State Street Institutional U.S. Government
Money Market Fund, 0.170%	1,301,019	$1,301,019

Collateral For Securities On Loan — 0.3%
State Street Navigator Securities Lending
Government Money Market Portfolio	1,347,522	1,347,522
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,648,541)		2,648,541

Total Investments — 100.2%
(Identified Cost $389,993,793)#		568,608,128
Liabilities, Less Cash and
Other Assets — (0.2%)		(924,795)
Net Assets — 100.0%		$567,683,333

†	See Note 1
*	Non-income producing security
@	A portion or all of the security/securities were held on loan. As of December 31, 2016, the market value of the securities on loan was $18,596,188.
#	At December 31, 2016, the aggregate cost of investment securities for U.S. federal income tax purposes was $389,993,793. Net unrealized appreciation aggregated $178,614,335 of which $191,318,226 related to appreciated investment securities and $12,703,891 related to depreciated investment securities.

See notes to financial statements

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.3%
Australia — 6.3%
Aurizon Holdings Ltd.	280,816	$1,023,387
Australia & New Zealand
Banking Group Ltd.	412,220	9,049,300
Bank of Queensland Ltd.	58,107	497,744
Bendigo & Adelaide Bank Ltd.	68,660	629,761
BHP Billiton Ltd.	402,051	7,270,913
BHP Billiton Ltd., ADR@	86,553	3,096,866
BlueScope Steel Ltd.	136,906	916,848
Boral Ltd.	193,802	756,628
Crown Resorts Ltd.	12,415	103,749
Fortescue Metals Group Ltd.@	463,439	1,969,856
Incitec Pivot Ltd.	253,567	658,752
National Australia Bank Ltd.	19,340	428,052
Newcrest Mining Ltd.	189,724	2,772,516
Origin Energy Ltd.	261,406	1,243,162
QBE Insurance Group Ltd.	190,746	1,709,636
Rio Tinto Ltd.	24,644	1,065,282
Santos Ltd.	294,384	854,018
South32 Ltd.	369,297	732,884
South32 Ltd., ADR	27,785	275,072
Star Entertainment Group Ltd. (The)	113,959	425,173
Suncorp Group Ltd.	156,947	1,531,286
Treasury Wine Estates Ltd.	64,592	497,825
Woodside Petroleum Ltd.	211,619	4,758,596
		42,267,306
Austria — 0.2%
Erste Group Bank AG*	9,138	267,652
OMV AG	20,569	726,640
		994,292
Belgium — 1.0%
Ageas	34,647	1,371,681
KBC Groep NV	32,412	2,007,192
Proximus	6,735	193,971
Solvay SA	21,530	2,523,588
UCB SA	8,916	571,667
Umicore SA	6,124	349,074
		7,017,173
Canada — 7.6%
AltaGas Ltd.@	25,283	638,360
Bank of Montreal	116,542	8,381,701
Blackberry Ltd.@*	41,542	286,224
Blackberry Ltd.@¥*	1,615	11,114
Cameco Corp.@¥	27,448	287,022
Cameco Corp.@	49,846	521,888
Canadian Natural Resources Ltd.¥	8,567	273,029
Canadian Natural Resources Ltd.	43,357	1,382,221
Cenovus Energy, Inc.@	85,947	1,300,378
Crescent Point Energy Corp.@¥	46,074	626,262
Crescent Point Energy Corp.@	109,595	1,489,396
Empire Co., Ltd., Class A	57,934	678,302
Enbridge Income Fund
Holdings, Inc.@	4,700	121,714
Encana Corp.	128,227	1,505,385
Fairfax Financial Holdings Ltd.	3,960	1,912,680
Finning International, Inc.	80	1,566
First Quantum Minerals Ltd.	116,246	1,155,837
Genworth MI Canada, Inc.@	3,068	76,914
Goldcorp, Inc.@	118,744	1,614,918
Goldcorp, Inc.¥	8,798	119,784
Husky Energy, Inc.*	84,483	1,025,009
Imperial Oil Ltd.@	3,300	114,708
Industrial Alliance Insurance &
Financial Services, Inc.	28,427	1,130,390
Kinross Gold Corp.*	345,631	1,078,609
Lundin Mining Corp.*	122,562	584,215
Magna International, Inc.	18,483	802,162
Manulife Financial Corp.¥	126,128	2,246,096
Manulife Financial Corp.	111,272	1,982,867
Maple Leaf Foods, Inc.	7,763	162,586
Silver Wheaton Corp.@	21,030	406,300
Sun Life Financial, Inc.¥	30,213	1,160,005
Sun Life Financial, Inc.	50,072	1,923,265
Suncor Energy, Inc.¥	266,726	8,721,015
Suncor Energy, Inc.	65,644	2,145,902
Teck Resources Ltd., Class B¥	75,600	1,512,957
Teck Resources Ltd., Class B@	37,025	741,611
Tourmaline Oil Corp.*	58,150	1,555,257
Turquoise Hill Resources Ltd.*	106,042	340,402
Whitecap Resources, Inc.@	55,800	505,365
WSP Global, Inc.@	17,882	595,201
Yamana Gold, Inc.@	165,308	464,165
		51,582,782
Denmark — 1.7%
AP Moeller - Maersk A/S, Class A	508	767,485
AP Moeller - Maersk A/S, Class B	925	1,476,071
Carlsberg A/S, Class B	13,642	1,177,317
Danske Bank A/S	70,374	2,134,387
DSV A/S	34,914	1,553,271
H Lundbeck A/S*	3,061	124,520
ISS A/S	29,861	1,007,981
Novozymes A/S, B Shares	6,176	212,935
Tryg A/S	2,321	41,967
Vestas Wind Systems A/S	45,308	2,944,619
		11,440,553
Finland — 0.8%
Fortum Oyj@	60,298	924,797
Neste Oil Oyj	8,812	338,572
Nokia Oyj	48,272	233,133
Stora Enso Oyj, R Shares	140,861	1,513,912
UPM-Kymmene Oyj	91,294	2,242,990
		5,253,404

See notes to financial statements

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
France — 9.8%
AXA SA	149,383	$3,771,595
BNP Paribas SA	111,531	7,108,761
Bollore SA	72,853	256,907
Bouygues SA	54,784	1,963,321
Casino Guichard Perrachon SA	14,968	718,319
Cie de Saint-Gobain	114,199	5,319,965
Cie Generale des
Etablissements Michelin	23,216	2,583,132
CNP Assurances	41,115	761,723
Credit Agricole SA	58,593	726,566
Electricite de France SA@	48,286	492,018
Engie SA	296,273	3,779,887
Natixis SA	153,346	865,210
Orange SA	358,763	5,451,407
Peugeot SA*	127,344	2,077,085
Renault SA	50,745	4,514,249
SCOR SE	27,061	935,188
Societe Generale SA	134,518	6,619,112
STMicroelectronics NV@	153,028	1,735,691
Total SA	303,760	15,578,371
Vivendi SA	64,331	1,222,649
		66,481,156
Germany — 7.8%
Allianz SE	75,950	12,551,962
Bayerische Motoren Werke AG	63,112	5,896,095
Commerzbank AG	126,955	968,350
Daimler AG	169,178	12,594,192
Deutsche Bank AG*	124,546	2,254,283
Deutsche Lufthansa AG	59,537	768,981
E.On AG	550,518	3,882,670
Evonik Industries AG	11,652	348,094
Fraport AG Frankfurt Airport
Services Worldwide	5,611	331,764
Hannover Rueck SE	5,114	553,399
HeidelbergCement AG	25,503	2,379,338
Linde AG	12,049	1,979,876
Metro AG	49,876	1,658,275
Muenchener Rueckversicherungs AG	11,046	2,088,894
RWE AG*	140,259	1,744,410
Talanx AG*	13,218	442,046
Telefonica Deutschland Holding AG	72,027	308,584
Uniper SE*	57,491	793,693
Volkswagen AG	5,747	827,280
		52,372,186
Hong Kong — 2.4%
Cathay Pacific Airways Ltd.@	343,000	451,170
CK Hutchison Holdings Ltd.	377,124	4,274,834
Guoco Group Ltd.	5,000	55,129
Hang Lung Group Ltd. @	185,000	644,142
Hang Lung Properties Ltd.	312,000	661,458
Henderson Land	21,944	116,731
Development Co., Ltd.
Hopewell Holdings Ltd.	63,500	219,050
Kerry Properties Ltd.	95,000	257,883
MTR Corp. Ltd.	109,539	532,545
New World Development Co., Ltd.	1,748,907	1,849,383
NWS Holdings Ltd.	179,137	291,997
Shangri-La Asia Ltd.	273,143	288,131
Sino Land Co., Ltd.	79,243	118,744
Sun Hung Kai Properties Ltd.	173,677	2,194,899
Swire Pacific Ltd., Series A	136,500	1,303,479
Swire Pacific Ltd., Series B	147,500	253,363
Tsim Sha Tsui Properties	60,907	175,939
Wharf Holdings Ltd. (The)	179,000	1,189,948
Wheelock & Co., Ltd.	251,000	1,412,876
Yue Yuen Industrial Holdings Ltd.	11,000	39,932
		16,331,633
Ireland — 0.3%
Bank of Ireland*	3,111,363	766,392
CRH PLC, ADR	42,861	1,473,561
Paddy Power Betfair PLC	315	33,656
		2,273,609
Israel — 0.5%
Azrieli Group	2,868	124,413
Bank Hapoalim B.M.	243,823	1,450,133
Bank Leumi Le-Israel*	215,232	886,172
Israel Discount Bank Ltd., Series A*	—	1
Mizrahi Tefahot Bank Ltd.	25,043	366,343
Teva Pharmaceutical
Industries Ltd., ADR	15,615	566,044
		3,393,106
Italy — 0.8%
Assicurazioni Generali SpA	21,673	322,135
Mediobanca SpA	71,656	584,950
Telecom Italia SpA@*	2,041,106	1,798,354
UniCredit SpA@	808,247	2,326,091
UnipolSai SpA@	35,580	76,030
		5,107,560
Japan — 22.4%
Aeon Co., Ltd.	165,400	2,343,550
Aisin Seiki Co., Ltd.	36,200	1,570,344
Alfresa Holdings Corp.	21,700	359,083
Amada Holdings Co., Ltd.	39,400	439,932
Aoyama Trading Co., Ltd.	4,500	156,706
Asahi Glass Co., Ltd.	208,000	1,416,625
Asahi Kasei Corp.	169,000	1,474,186
Bank of Kyoto Ltd. (The)	40,000	297,070
Brother Industries Ltd.	27,600	498,040
Calsonic Kansei Corp.	12,000	183,683
Canon Marketing Japan, Inc.	8,000	134,571

See notes to financial statements

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Chiba Bank Ltd. (The)	79,000	$484,646
Chugoku Bank Ltd. (The)	19,700	282,837
Citizen Watch Co., Ltd.	64,400	385,160
Coca-Cola East Japan Co., Ltd.	4,500	99,183
Coca-Cola West Co., Ltd.	15,200	448,034
COMSYS Holdings Corp.	2,500	45,797
Concordia Financial Group Ltd.	144,000	693,171
Credit Saison Co., Ltd.	2,900	51,536
Dai Nippon Printing Co., Ltd.	60,000	592,941
Dai-ichi Life Holdings, Inc. (The)	88,500	1,473,549
Daido Steel Co., Ltd.	14,000	57,976
Daiwa Securities Group, Inc.	55,000	338,965
Denka Co., Ltd.	67,000	295,803
Denso Corp.	23,300	1,009,351
DIC Corp.	13,300	403,979
Dowa Holdings Co., Ltd.	6,000	45,895
Ebara Corp.	16,800	478,665
Fuji Media Holdings, Inc.	3,800	53,192
FUJIFILM Holdings Corp.	59,800	2,269,202
Fukuoka Financial Group, Inc.	90,000	399,658
Glory Ltd.	11,200	353,609
Gunma Bank Ltd. (The)	47,000	257,369
H2O Retailing Corp.	14,000	213,698
Hachijuni Bank Ltd. (The)	48,000	278,451
Hankyu Hanshin Holdings, Inc.	50,400	1,617,112
Heiwa Corp.	1,600	36,579
Hiroshima Bank Ltd. (The)	48,000	224,240
Hitachi Capital Corp.	9,900	243,699
Hitachi Chemical Co., Ltd.	24,000	600,231
Hitachi Construction
Machinery Co., Ltd.	24,800	537,059
Hitachi Ltd.	699,000	3,779,833
Hitachi Metals Ltd.	18,100	245,308
Hitachi Transport System Ltd.	7,700	156,339
Hokuhoku Financial Group, Inc.	20,000	345,155
Honda Motor Co., Ltd.	245,500	7,173,326
Ibiden Co., Ltd.	32,600	438,758
Idemitsu Kosan Co., Ltd.	11,500	305,519
Iida Group Holdings Co., Ltd.	26,800	508,369
Isetan Mitsukoshi Holdings Ltd.	26,300	283,534
ITOCHU Corp.	256,800	3,410,084
Iyo Bank Ltd. (The)	29,500	203,440
J Front Retailing Co., Ltd.	69,600	937,925
JFE Holdings, Inc.	92,200	1,404,201
JGC Corp.	3,100	56,337
JSR Corp.	24,400	384,763
JTEKT Corp.	37,900	606,400
JX Holdings, Inc.	243,400	1,030,246
K’s Holdings Corp.@	7,800	136,613
Kamigumi Co., Ltd.	25,000	238,289
Kaneka Corp.	80,000	651,636
Kawasaki Heavy Industries Ltd.	57,000	178,986
Kawasaki Kisen Kaisha Ltd.@	195,000	442,139
Kinden Corp.	3,000	37,425
Kobe Steel Ltd.*	61,800	590,636
Komatsu Ltd.	88,200	1,997,942
Konica Minolta, Inc.	142,000	1,410,584
Kuraray Co., Ltd.	76,400	1,147,879
Kurita Water Industries Ltd.	3,100	68,273
Kyocera Corp.	14,900	740,952
Kyushu Financial Group, Inc.	44,870	304,444
LIXIL Group Corp.	32,900	747,094
Marubeni Corp.	329,200	1,866,898
Mazda Motor Corp.	135,400	2,215,057
Mebuki Financial Group, Inc.	83,070	307,759
Medipal Holdings Corp.	24,200	381,609
Mitsubishi Chemical Holdings Corp.	429,900	2,788,143
Mitsubishi Corp.	62,600	1,333,681
Mitsubishi Gas Chemical Co., Inc.	32,700	558,173
Mitsubishi Heavy Industries Ltd.	441,000	2,009,639
Mitsubishi Materials Corp.	35,500	1,090,439
Mitsubishi Motors Corp.	124,600	710,020
Mitsubishi UFJ Financial Group, Inc.	234,800	1,446,870
Mitsubishi UFJ Financial
Group, Inc., ADR	1,031,340	6,353,054
Mitsubishi UFJ Lease &
Finance Co., Ltd.	110,200	569,504
Mitsui & Co., Ltd.	27,500	378,118
Mitsui & Co., Ltd., ADR	2,885	793,375
Mitsui Chemicals, Inc.	236,000	1,060,107
Mitsui Fudosan Co., Ltd.	11,000	254,588
Mitsui OSK Lines Ltd.@	209,000	579,388
Mizuho Financial Group, Inc.	4,432,400	7,956,514
MS&AD Insurance Group
Holdings, Inc.	42,428	1,315,586
NEC Corp.	734,000	1,946,866
NH Foods Ltd.	16,067	433,723
NHK Spring Co., Ltd.	42,200	402,231
Nikon Corp.	46,300	719,804
Nippo Corp.	11,000	205,271
Nippon Electric Glass Co., Ltd.	44,000	237,929
Nippon Express Co., Ltd.	246,000	1,323,927
Nippon Paper Industries Co., Ltd.	30,700	520,094
Nippon Shokubai Co., Ltd.	4,600	287,316
Nippon Steel Sumitomo Metal Corp.	134,827	3,007,435
Nippon Yusen KK	501,000	930,199
Nissan Motor Co., Ltd.	426,800	4,292,649
Nisshinbo Holdings, Inc.	23,000	221,981
NOK Corp.	17,600	356,292
Nomura Holdings, Inc.	221,800	1,307,742
Nomura Real Estate Holdings, Inc.	16,600	282,360
NSK Ltd.	25,400	294,260
NTN Corp.	45,000	182,118

See notes to financial statements

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Obayashi Corp.	17,000	$162,473
Oji Holdings Corp.	226,000	920,436
Resona Holdings, Inc.	477,800	2,450,833
Ricoh Co., Ltd.	230,800	1,951,062
Rohm Co., Ltd.	6,900	397,322
Sankyo Co., Ltd.	5,400	174,417
SBI Holdings, Inc.	41,400	526,732
Sega Sammy Holdings, Inc.	3,100	46,125
Seino Holdings Co., Ltd.	18,400	204,348
Sekisui Chemical Co., Ltd.	40,000	637,947
Sekisui House Ltd.	100,700	1,676,251
Shinsei Bank Ltd.	185,000	310,246
Shizuoka Bank Ltd. (The)	58,000	487,324
Showa Denko KK	8,900	127,475
Sojitz Corp.	145,400	353,314
Sompo Holdings, Inc.	27,643	936,610
Sumco Corp.	5,300	68,475
Sumitomo Chemical Co., Ltd.	491,000	2,335,795
Sumitomo Corp.	55,600	654,356
Sumitomo Electric Industries Ltd.	177,700	2,564,202
Sumitomo Forestry Co., Ltd.	38,000	503,307
Sumitomo Heavy Industries Ltd.	117,000	753,805
Sumitomo Metal Mining Co., Ltd.	78,000	1,005,741
Sumitomo Mitsui Financial Group, Inc.	225,900	8,620,441
Sumitomo Mitsui Trust Holdings, Inc.	31,600	1,130,976
Sumitomo Rubber Industries Ltd.	42,800	679,673
Suzuken Co., Ltd.	9,240	302,005
T&D Holdings, Inc.	165,100	2,183,205
Taiheiyo Cement Corp.	207,000	655,316
Takashimaya Co., Ltd.	47,000	387,662
TDK Corp.	26,700	1,836,732
Teijin Ltd.	53,199	1,078,318
THK Co., Ltd.	15,500	342,956
TOKAI RIKA Co., Ltd.	11,500	230,738
Tokio Marine Holdings, Inc.	23,300	956,122
Tokyo Tatemono Co., Ltd.@	9,900	132,395
Tokyu Fudosan Holdings Corp.	101,100	596,868
Toppan Printing Co., Ltd.	60,000	572,920
Tosoh Corp.	128,000	905,720
Toyo Seikan Group Holdings Ltd.	18,400	343,519
Toyoda Gosei Co., Ltd.	14,500	339,191
Toyota Motor Corp.	30,290	1,782,542
Toyota Motor Corp., ADR	10,414	1,220,521
Toyota Tsusho Corp.	65,600	1,709,108
Ube Industries Ltd.	247,000	517,775
Yamada Denki Co., Ltd.@	136,300	734,708
Yamaguchi Financial Group, Inc.@	23,000	250,516
Yokohama Rubber Co., Ltd. (The)	24,000	430,409
Zeon Corp.	2,000	19,748
		151,237,205
Netherlands — 3.4%
Aegon NV	196,914	1,083,668
Akzo Nobel NV	2,487	155,479
ArcelorMittal*	46,375	342,498
ArcelorMittal-NY Registered*	239,502	1,748,365
Boskalis Westminster NV	9,197	319,384
Fiat Chrysler Automobiles NV	222,459	2,029,096
Gemalto NV	3,984	230,321
ING Groep NV	513,355	7,224,925
Koninklijke Ahold Delhaize NV	136,115	2,869,929
Koninklijke DSM NV	37,404	2,242,705
Koninklijke Philips NV¢	8,490	259,173
Koninklijke Philips NV	105,517	3,225,655
NN Group NV	38,740	1,312,902
		23,044,100
New Zealand — 0.1%
Auckland International Airport Ltd.	28,519	123,826
Fletcher Building Ltd.	76,960	566,719
Fonterra Co-operative Group Ltd.	3,186	13,280
		703,825
Norway — 0.6%
DNB ASA	113,847	1,692,804
Norsk Hydro ASA	144,894	692,980
Statoil ASA	29,016	532,247
Storebrand ASA*	56,200	298,853
Subsea 7 SA*	29,227	369,934
Yara International ASA	6,115	240,766
		3,827,584
Portugal — 0.0%
Banco Espirito Santo SA§*	414,564	—
EDP Renovaveis SA	32,371	205,679
		205,679
Singapore — 0.9%
CapitaLand Ltd.@	194,100	404,780
City Developments Ltd.	74,000	423,105
DBS Group Holdings Ltd.	135,860	1,626,774
Frasers Centrepoint Ltd.	45,000	48,942
Golden Agri-Resources Ltd.	811,000	240,811
Hutchison Port Holdings Trust	1,160,800	504,948
Keppel Corp. Ltd.	358,100	1,431,757
Sembcorp Industries Ltd.	80,900	159,213
Singapore Airlines Ltd.	132,240	883,031
United Industrial Corp. Ltd.	63,243	120,970
UOL Group Ltd.	47,218	195,308
		6,039,639

See notes to financial statements

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Spain — 2.7%
Banco de Sabadell SA@	576,189	$802,433
Banco Popular Espanol SA@	281,068	271,605
Banco Santander SA	2,369,099	12,366,918
CaixaBank SA	252,915	835,966
Iberdrola SA	266,463	1,748,590
Mapfre SA	52,011	158,773
Repsol SA	143,928	2,033,209
		18,217,494
Sweden — 2.2%
Boliden AB	77,171	2,015,123
Millicom International Cellular SA	5,454	233,052
Nordea Bank AB	329,011	3,658,246
SSAB AB, B Shares	84,920	890,623
Svenska Cellulosa AB, Series A	244	6,864
Svenska Cellulosa AB, Series B	80,970	2,286,741
Svenska Handelsbanken AB,
A Shares	27,515	382,346
Swedbank AB, A Shares	3,027	73,195
Tele2 AB, B Shares@	37,132	297,729
Telefonaktiebolaget LM Ericsson	408,846	2,400,858
Telefonaktiebolaget LM Ericsson,
A Shares	698	4,060
Telia Co. AB	396,003	1,595,644
Trelleborg AB	34,724	683,381
		14,527,862
Switzerland — 7.8%
ABB Ltd.*	239,563	5,053,337
Adecco Group SA	49,724	3,254,546
Baloise Holding AG	10,839	1,365,652
Banque Cantonale Vaudoise	63	39,905
Cie Financiere Richemont SA	87,601	5,802,502
Clariant AG*	72,927	1,258,300
Credit Suisse Group AG*	111,703	1,602,652
Dufry AG*	7,464	930,893
Flughafen Zuerich AG	1,343	249,134
Helvetia Holding AG	352	189,602
Julius Baer Group Ltd.*	16,881	749,806
LafargeHolcim Ltd.*µ	36,060	1,899,852
LafargeHolcim Ltd.*=	35,941	1,888,450
Novartis AG	81,820	5,953,905
Swatch Group AG (The)µ	11,473	701,359
Swatch Group AG (The)µ	8,156	2,536,586
Swiss Life Holding AG*	4,756	1,346,046
Swiss Re AG	72,191	6,841,237
UBS Group AG	263,220	4,122,910
Zurich Insurance Group AG*	25,793	7,102,384
		52,889,058
United Kingdom — 19.0%
Anglo American PLC*	245,068	3,503,452
Antofagasta PLC@	61,941	515,269
Aviva PLC	122,471	734,139
Barclays PLC, ADR	313,402	3,447,422
Barratt Developments PLC	96,613	550,560
BHP Billiton PLC, ADR	60,076	1,889,991
BP PLC, ADR@	782,273	29,241,365
Carnival PLC	10,045	514,204
Carnival PLC, ADR	7,555	384,070
Coca-Cola European Partners PLC	3,617	114,299
Glencore PLC*	2,491,810	8,517,158
HSBC Holdings PLC	386,814	3,131,505
HSBC Holdings PLC, ADR@	425,068	17,079,232
J Sainsbury PLC@	422,622	1,298,452
Kingfisher PLC	407,694	1,760,054
Lloyds Banking Group PLC, ADR	240,107	744,332
Pearson PLC	44,520	449,082
Pearson PLC, ADR	74,580	745,054
Royal Bank of Scotland Group PLC*	83,038	229,847
Royal Bank of Scotland Group PLC,
ADR@*	81,693	451,762
Royal Dutch Shell PLC, A Shares	18,215	503,400
Royal Dutch Shell PLC, ADR,
Class A@	303,319	16,494,487
Royal Dutch Shell PLC, ADR,
Class B@	253,799	14,712,728
Royal Mail PLC	94,049	535,602
Standard Chartered PLC*	319,612	2,613,853
Vodafone Group PLC	7,028,749	17,311,464
WM Morrison Supermarkets PLC@	368,150	1,046,704
		128,519,487
TOTAL COMMON STOCKS
(Identified Cost $661,927,436)		663,726,693

PREFERRED STOCKS — 0.8%
Germany — 0.8%
Bayerische Motoren
Werke AG, 4.500%	9,670	740,023
Porsche Automobil
Holding SE, 4.640%	14,803	806,232
Volkswagen AG, 4.550%	30,797	4,323,003
		5,869,258
TOTAL PREFERRED STOCKS
(Identified Cost $9,328,586)		5,869,258
See notes to financial statements

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
RIGHTS AND WARRANTS — 0.0%
Spain — 0.0%
Repsol SA, expires 1/12/2017*	143,928	$53,330

TOTAL RIGHTS AND WARRANTS
(Identified Cost $50,349)		53,330

SHORT-TERM INVESTMENTS — 4.9%
Investment Company — 0.5%
State Street Institutional U.S.
Government Money
Market Fund, 0.170%	3,383,000	3,383,000

Collateral For Securities On Loan — 4.4%
State Street Navigator Securities
Lending Government Money
Market Portfolio	29,617,358	29,617,358

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $33,000,358)		33,000,358

Total Investments — 104.0%
(Identified Cost $704,306,729)#		702,649,639
Liabilities, Less Cash and
Other Assets — (4.0%)		(27,348,112)
Net Assets — 100.0%		$675,301,527

†	See Note 1
@	A portion or all of the security/securities were held on loan. As of December 31, 2016, the market value of the securities on loan was $68,009,899.
*	Non-income producing security
¥	Traded on the Canada, Toronto Stock Exchange.
¢	Traded on the Netherlands, Euronext Amsterdam Stock Market.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
µ	Traded on the Switzerland, Swiss Exchange.
=	Traded on the France, Euronext Paris Exchange.
#	At December 31, 2016, the aggregate cost of investment securities for U.S. federal income tax purposes was $704,306,729. Net unrealized depreciation aggregated $1,657,090 of which $81,494,547 related to appreciated investment securities and $83,151,637 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt

See notes to financial statements

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.9%
Brazil — 4.7%
Aliansce Shopping Centers SA	3,347	$14,860
B2W Cia Digital*	8,916	27,942
Banco Bradesco SA	9,863	88,306
Banco do Brasil SA	66,769	576,256
Banco Santander Brasil SA	40,193	364,672
BM&F BOVESPA SA	52,702	267,178
Cia Siderurgica Nacional SA*	101,942	339,838
Cosan SA Industria e Comercio	8,600	100,805
Cyrela Brazil Realty SA
Empreendimentos e Participacoes	35,900	113,280
Duratex SA*	47,495	99,231
Embraer SA, ADR	11,177	215,157
Estacio Participacoes SA	9,900	48,060
Even Construtora e
Incorporadora SA	34,300	38,993
Ez Tec Empreendimentos e
Participacoes SA	8,658	41,631
Fibria Celulose SA	11,200	109,739
Fibria Celulose SA, ADR@	42,916	412,423
Gerdau SA	25,800	62,623
Gerdau SA, ADR	137,953	433,172
Guararapes Confeccoes SA	1,200	22,417
International Meal Co.
Alimentacao SA*	10,400	15,881
Iochpe Maxion SA	10,397	37,247
JBS SA	129,293	452,865
Kroton Educacional SA	37,674	154,298
Magnesita Refratarios SA*	1,500	10,946
MRV Engenharia e Participacoes SA	58,421	196,370
Petroleo Brasileiro SA*	382,443	1,990,532
Petroleo Brasileiro SA, ADR*	34,495	348,744
Porto Seguro SA	14,438	119,330
Rumo Logistica Operadora
Multimodal SA*	72,097	136,011
SLC Agricola SA	8,505	37,812
Sul America SA	20,400	112,822
Usinas Siderurgicas de Minas
Gerais SA*	8,500	21,572
Vale SA	169,416	1,336,714
Via Varejo SA	19,800	65,398
		8,413,125
Chile — 1.4%
CAP SA	16,619	118,602
Cencosud SA	20,119	56,471
Cencosud SA, ADR	28,050	235,620
Empresas CMPC SA	112,729	229,078
Empresas COPEC SA	56,080	537,444
Enel Chile SA, ADR	40,302	183,374
Enersis Americas SA, ADR	40,302	330,879
ENTEL Chile SA*	21,165	224,955
Grupo Security SA	133,299	44,975
Inversiones Aguas Metropolitanas SA	36,299	52,357
Latam Airlines Group SA, ADR@*	44,483	363,871
Ripley Corp. SA	107,262	63,953
Salfacorp SA	30,886	22,134
Sigdo Koppers SA	10,144	12,722
Sociedad Matriz SAAM SA	240,287	18,515
		2,494,950
China — 16.1%
361 Degrees International Ltd.	71,000	27,468
Agile Group Holdings Ltd.	227,091	115,676
Agricultural Bank of China Ltd.,
H Shares	1,727,000	708,216
Angang Steel Co., Ltd., H Shares*	116,000	68,961
Bank of China Ltd., H Shares	5,257,902	2,332,476
Bank of Chongqing Co., Ltd.,
H Shares	46,500	39,397
Bank of Communications Co., Ltd.,
H Shares	489,400	354,057
BBMG Corp., H Shares	40,000	13,824
Beijing Capital Land Ltd., H Shares	136,000	51,036
Beijing Enterprises Holdings Ltd.	29,500	139,426
Bosideng International
Holdings Ltd.	64,000	5,530
BYD Electronic
International Co., Ltd.	47,500	37,365
C C Land Holdings Ltd.	115,000	33,219
China Aerospace International
Holdings Ltd.	318,000	40,188
China Agri-Industries Holdings Ltd.*	167,700	65,527
China Aoyuan Property Group Ltd.	156,000	35,809
China BlueChemical Ltd., H Shares	192,000	53,234
China Citic Bank Corp. Ltd.,
H Shares	485,000	308,344
China Coal Energy Co., Ltd.,
H Shares*	161,000	76,405
China Communication
Services Corp. Ltd., H Shares	227,600	144,992
China Communications
Construction Co., Ltd., H Shares	166,000	190,950
China Construction Bank Corp.,
H Shares	8,382,810	6,453,721
China Everbright Bank Co., Ltd.,
H Shares	213,000	96,962
China Everbright Ltd.	42,000	79,943
China Evergrande Group@	365,000	227,345
China Galaxy Securities Co., Ltd.,
H Shares	40,500	36,507
China Hongqiao Group Ltd.@	162,500	142,917
China Jinmao Holdings Group Ltd.	380,000	102,418
China Lumena New
Materials Corp.@*§~	224,000	—
China Merchants Bank Co., Ltd.,
H Shares	156,500	366,906
China Merchants Port
Holdings Co., Ltd.	80,515	199,769
China Minsheng Banking Corp. Ltd.,
H Shares	301,400	322,214
China Modern Dairy Holdings Ltd.@*	239,000	58,868
China National Building
Material Co., Ltd., H Shares@	394,000	191,551

See notes to financial statements

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
China National Materials Co., Ltd.,
H Shares	121,000	$28,243
China Oil & Gas Group Ltd.*	200,000	15,733
China Oilfield Services Ltd., H Shares	124,000	115,133
China Overseas Grand Oceans
Group Ltd.*	77,000	25,122
China Overseas Land &
Investment Ltd.	94,000	249,107
China Petroleum &
Chemical Corp., ADR	6,621	470,223
China Petroleum & Chemical Corp.,
H Shares	1,732,400	1,228,732
China Resources Cement
Holdings Ltd.	166,000	64,435
China Resources Enterprise Ltd.*	45,456	90,273
China Resources Land Ltd.	148,000	332,855
China SCE Property Holdings Ltd.	151,000	45,371
China Shanshui Cement
Group Ltd.@*§	125,000	16,426
China Shenhua Energy Co., Ltd.	191,500	360,552
China Singyes Solar Technologies
Holdings Ltd.	36,000	17,177
China South City Holdings Ltd.@	204,000	42,618
China Southern Airlines Co., Ltd.,
H Shares	98,000	50,930
China Travel International Investment
Hong Kong Ltd.@	374,000	102,730
China Unicom Hong Kong Ltd.	132,000	153,712
China Unicom Hong Kong Ltd., ADR	55,304	638,761
China Yurun Food Group Ltd.@*	23,000	3,441
China ZhengTong Auto Services
Holdings Ltd.	91,500	26,667
China Zhongwang Holdings Ltd.@	154,000	65,536
Chongqing Rural Commercial
Bank Co., Ltd., H Shares	226,000	132,607
CIFI Holdings Group Co., Ltd.	266,000	71,693
CIMC Enric Holdings Ltd.@	4,000	1,883
CITIC Ltd.	471,000	674,202
Citic Resources Holdings Ltd.@*	150,000	18,376
CNOOC Ltd.	1,521,000	1,902,599
Comba Telecom Systems
Holdings Ltd.	193,600	34,453
Concord New Energy Group Ltd.	420,000	22,206
Coolpad Group Ltd.*	240,200	24,780
COSCO SHIPPING Development Co.,
Ltd., H Shares*	70,200	14,485
COSCO SHIPPING Energy
Transportation Co., Ltd., H Shares	36,000	20,102
COSCO SHIPPING Ports Ltd.	145,835	146,503
Country Garden Holdings Co., Ltd.	544,000	304,463
Dah Chong Hong Holdings Ltd.	35,000	13,360
Dongfeng Motor Group Co., Ltd.,
H Shares	168,000	164,003
Dongyue Group Ltd.*§	234,000	15,504
Fantasia Holdings Group Co., Ltd.*	142,500	18,193
Fosun International Ltd.	123,000	174,162
Fufeng Group Ltd.	155,000	76,556
Fullshare Holdings Ltd.	197,500	92,198
Future Land Development
Holdings Ltd.	170,000	34,857
GCL-Poly Energy Holdings Ltd.@*	723,000	86,710
Glorious Property Holdings Ltd.*	228,000	22,346
GOME Electrical Appliances
Holding Ltd.@	972,000	117,826
Greentown China Holdings Ltd.@*	76,000	61,549
Guangshen Railway Co., Ltd., ADR	2,674	80,808
Guangzhou R&F Properties Co., Ltd.,
H Shares	109,600	132,574
Harbin Electric Co., Ltd., H Shares	54,000	25,209
Hengdeli Holdings Ltd.*	184,000	26,813
Hopson Development Holdings Ltd.	58,000	51,684
Hua Han Health Industry
Holdings Ltd.	640,000	42,917
Huabao International Holdings Ltd.*	94,000	39,881
Huaneng Renewables Corp. Ltd.,
H Shares	312,000	101,391
Huishang Bank Corp. Ltd., H Shares	64,000	32,600
Industrial & Commercial Bank of
China Ltd., H Shares	5,440,000	3,262,106
Intime Retail Group Co., Ltd.§	3,500	3,173
Jiangxi Copper Co., Ltd., H Shares	92,000	128,369
Joy City Property Ltd.	118,000	14,913
Ju Teng International Holdings Ltd.	56,000	17,332
K Wah International Holdings Ltd.	45,000	20,891
Kaisa Group Holdings Ltd.@*§	172,000	12,976
Kingboard Chemical Holdings Ltd.	75,000	227,287
Kingboard Laminates Holdings Ltd.	50,000	49,133
Kunlun Energy Co., Ltd.	296,000	221,394
KWG Property Holding Ltd.	147,500	83,693
Logan Property Holdings Co., Ltd.	62,000	23,426
Longfor Properties Co., Ltd.	133,500	169,404
Lonking Holdings Ltd.	281,000	59,791
Maanshan Iron & Steel Co., Ltd.,
H Shares*	116,000	33,807
Maoye International Holdings Ltd.*	82,000	7,614
Metallurgical Corp. of China Ltd.,
H Shares	76,000	29,598
Mingfa Group
International Co., Ltd.*§	91,000	8,318
MMG Ltd.@*	131,999	33,874
Nine Dragons Paper Holdings Ltd.	128,000	116,041
PetroChina Co., Ltd., H Shares	314,000	234,047
Poly Property Group Co., Ltd.@*	229,000	75,895
Powerlong Real Estate
Holdings Ltd.	183,000	53,570
Renhe Commercial
Holdings Co., Ltd.@*	726,000	18,631
Semiconductor Manufacturing
International Corp.@*	149,800	235,291
Shandong Chenming Paper
Holdings Ltd., H Shares	45,000	46,367
Shanghai Electric Group Co., Ltd.,
H Shares*	42,000	18,794
Shanghai Industrial Holdings Ltd.	45,000	121,865

See notes to financial statements

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Shenzhen International Holdings Ltd.	31,001	$45,175
Shenzhen Investment Ltd.	238,830	95,785
Shimao Property Holdings Ltd.	147,500	192,875
Shougang Fushan Resources
Group Ltd.	176,000	34,499
Shunfeng International Clean
Energy Ltd.*	220,000	13,760
Sino-Ocean Land Holdings Ltd.	246,212	110,175
Sinofert Holdings Ltd.@	244,000	33,039
Sinopec Engineering Group Co., Ltd.,
H Shares	43,000	35,877
Sinotrans Ltd., H Shares	122,000	54,436
Sinotrans Shipping Ltd.*	51,573	9,710
Sinotruk Hong Kong Ltd.	60,000	42,788
Skyworth Digital Holdings Ltd.	129,591	73,866
SOHO China Ltd.	131,000	64,533
Sunac China Holdings Ltd.@	145,000	120,607
TCC International Holdings Ltd.	196,000	45,749
Tian An China Investment Co., Ltd.	10,000	5,855
Tianjin Port Development
Holdings Ltd.	70,000	10,742
Truly International Holdings Ltd.@	178,000	69,322
West China Cement Ltd.*	198,000	22,214
Xingda International Holdings Ltd.	70,000	31,685
Yanzhou Coal Mining Co., Ltd.,
H Shares	66,000	45,024
Yingde Gases Group Co., Ltd.§	101,500	39,791
Yuexiu Property Co., Ltd.	863,033	117,972
Yuzhou Properties Co., Ltd.	153,000	53,272
Zhongsheng Group Holdings Ltd.	35,500	31,725
Zoomlion Heavy Industry Science &
Technology Co., Ltd., H Shares	57,000	25,065
		28,797,632
Colombia — 0.5%
Almacenes Exito SA	23,686	117,562
Cementos Argos SA	10,173	40,191
Ecopetrol SA, ADR@*	26,868	243,156
Grupo Argos SA	33,565	215,567
Grupo de Inversiones
Suramericana SA	22,514	286,487
Grupo Nutresa SA	8,773	72,767
		975,730
Czech Republic — 0.2%
CEZ, AS	18,401	308,231
Unipetrol, AS	10,432	74,693
		382,924
Greece — 0.1%
Alpha Bank AE*	927	1,854
Ellaktor SA*	11,652	13,370
GEK Terna Holding Real Estate
Construction SA*	8,282	19,877
Hellenic Petroleum SA*	9,036	42,042
Marfin Investment Group
Holdings SA*	45,244	7,144
Mytilineos Holdings SA*	16,096	104,202
Piraeus Bank SA*	524	115
Titan Cement Co. SA	299	7,019
		195,623
Hungary — 0.4%
MOL Hungarian Oil & Gas PLC	4,292	301,461
OTP Bank PLC	13,258	379,075
		680,536
India — 11.9%
ACC Ltd.	6,589	129,120
Adani Enterprises Ltd.	48,033	54,353
Adani Ports & Special Economic
Zone Ltd.	51,806	204,148
Adani Power Ltd.*	220,211	97,338
Adani Transmissions Ltd.*	48,033	39,951
Aditya Birla Fashion & Retail Ltd.*	57,350	117,032
Aditya Birla Nuvo Ltd.	11,029	208,490
Allahabad Bank Ltd.*	1,836	1,634
Ambuja Cements Ltd.	74,140	225,031
Apollo Tyres Ltd.	62,493	170,113
Arvind Ltd.	27,861	144,498
Ashoka Buildcon Ltd.	4,899	11,369
Axis Bank Ltd.	180,957	1,200,603
Bajaj Finserv Ltd.	6,329	268,565
Bajaj Holdings & Investment Ltd.	5,460	146,093
Balkrishna Industries Ltd.	4,079	66,110
Balrampur Chini Mills Ltd.	11,931	22,088
Bank of Baroda*	63,461	143,435
Bank of India*	22,041	34,781
Bharat Electronics Ltd.	2,797	56,665
Bharat Heavy Electricals Ltd.	68,415	121,921
Bharti Airtel Ltd.	189,175	851,943
Birla Corp., Ltd.	2,074	19,169
Cairn India Ltd.	81,823	292,053
Canara Bank*	23,213	89,883
Ceat Ltd.	3,536	60,441
Century Textiles & Industries Ltd.	4,065	47,700
Cipla Ltd.	13,689	114,361
Container Corp. of India Ltd.	2,946	48,147
Coromandel International Ltd.	7,470	32,430
Corporation Bank*	735	450
Cox & Kings Ltd.	11,953	31,630
Crompton Greaves Consumer
Electricals Ltd.*	49,779	106,606
Crompton Greaves Ltd.*	49,779	43,530
Cyient Ltd.	6,096	45,403
DCB Bank Ltd.*	3,524	5,610
Dewan Housing Finance Corp. Ltd.	35,252	126,813
DLF Ltd.	35,103	57,410
EID Parry India Ltd.*	7,288	27,382
EIH Ltd.	13,530	19,028
Engineers India Ltd.*	11,771	26,293
Engineers India Ltd.	11,771	26,293

See notes to financial statements

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Exide Industries Ltd.	41,825	$111,110
Federal Bank Ltd.	155,672	153,332
GAIL India Ltd.	42,704	274,679
GAIL India Ltd., GDR	155	5,929
Gateway Distriparks Ltd.	5,474	19,720
Great Eastern Shipping Co., Ltd. (The)	11,618	62,130
Gujarat Fluorochemicals Ltd.	5,933	40,693
Gujarat State Petronet Ltd.	33,607	69,002
Himachal Futuristic
Communications Ltd.*	111,266	20,492
Hindalco Industries Ltd.	169,579	386,781
ICICI Bank Ltd.	199,777	750,746
ICICI Bank Ltd., ADR	74,950	561,375
IDBI Bank Ltd.*	16,131	16,518
Idea Cellular Ltd.	194,607	212,184
IDFC Bank Ltd.	28,677	25,478
IDFC Ltd.*	28,677	22,753
IFCI Ltd.	131,851	52,647
IIFL Holdings Ltd.	30,722	117,895
India Cements Ltd. (The)	73,961	127,010
Indiabulls Housing Finance Ltd.	21,960	209,990
Indian Bank	12,173	39,674
Indian Hotels Co., Ltd. (The)	47,733	69,205
Jain Irrigation Systems Ltd.	44,473	57,926
Jaiprakash Associates Ltd.*	179,807	21,459
Jammu & Kashmir Bank Ltd. (The)	24,690	21,536
Jindal Steel & Power Ltd.*	85,132	86,361
JSW Energy Ltd.	116,585	104,269
JSW Steel Ltd.	14,671	350,314
Jubilant Life Sciences Ltd.	13,390	123,602
Karnataka Bank Ltd. (The)	25,825	42,655
Karur Vysya Bank Ltd. (The)	21,915	26,381
Kaveri Seed Co., Ltd.*	5,328	32,139
KPIT Technologies Ltd.	21,169	41,795
L&T Finance Holdings Ltd.	78,014	100,233
Larsen & Toubro Ltd.	49,087	975,556
LIC Housing Finance Ltd.	24,674	202,496
Mahindra & Mahindra Financial
Services Ltd.	44,270	176,017
Mahindra & Mahindra Ltd.	38,681	672,287
Manappuram Finance Ltd.	39,514	39,211
Mphasis Ltd.	17,602	145,728
MRF Ltd.	256	183,787
Muthoot Finance Ltd.	15,546	64,181
National Aluminium Co., Ltd.	84,641	82,059
NCC Ltd.	58,777	70,018
NIIT Technologies Ltd.	6,690	42,548
Oberoi Realty Ltd.	14,000	60,676
Oriental Bank of Commerce	14,300	22,323
PC Jeweller Ltd.	3,805	22,201
Persistent Systems Ltd.	4,682	42,415
Petronet LNG Ltd.	34,695	187,456
Piramal Enterprises Ltd.	6,642	158,539
Power Finance Corp., Ltd.	129,380	231,996
Prestige Estates Projects Ltd.	5,865	14,863
PTC India Ltd.	28,037	30,404
Ramco Cements Ltd. (The)	6,184	49,439
Raymond Ltd.	1,722	12,508
Redington India Ltd.	23,584	32,664
Reliance Communications Ltd.*	167,238	83,779
Reliance Industries Ltd.	146,455	2,332,016
Reliance Industries Ltd., GDR±	9,730	306,981
Reliance Power Ltd.	91,910	55,726
Rural Electrification Corp. Ltd.	117,454	215,370
Shriram City Union Finance Ltd.	837	22,322
Shriram Transport Finance Co., Ltd.	20,278	254,558
Sintex Industries Ltd.	60,470	66,823
Sobha Ltd.	6,105	22,034
South Indian Bank Ltd. (The)	67,916	19,663
SRF Ltd.	2,665	60,470
State Bank of India	127,435	469,972
State Bank of India Ltd., GDR	2,800	102,900
Syndicate Bank*	19,381	17,605
Tata Chemicals Ltd.	12,834	94,936
Tata Global Beverages Ltd.	61,016	109,680
Tata Motors Ltd.	174,932	1,211,147
Tata Steel Ltd.	42,573	245,264
Tech Mahindra Ltd.	32,802	236,119
Tube Investments of India Ltd.	8,913	76,175
TV18 Broadcast Ltd.*	55,772	29,953
Union Bank of India	37,465	67,621
UPL Ltd.	30,684	292,441
VA Tech Wabag Ltd.	1,790	12,343
Vardhman Textiles Ltd.	3,096	50,815
Vedanta Ltd.	144,721	461,222
Vedanta Ltd., ADR	14,869	184,673
Videocon Industries Ltd.*	3,464	5,311
Wipro Ltd.	68,731	481,836
Wockhardt Ltd.	4,111	39,735
Yes Bank Ltd.	8,955	152,395
Zensar Technologies Ltd.	1,122	15,705
		21,210,888
Indonesia — 3.2%
Adaro Energy Tbk PT	3,002,600	377,763
Adhi Karya Persero Tbk PT	265,600	41,006
Agung Podomoro Land Tbk PT*	1,262,900	19,685
Alam Sutera Realty Tbk PT*	2,593,800	67,769
Aneka Tambang Tbk PT*	1,015,016	67,429
Astra Agro Lestari Tbk PT	39,844	49,611
Astra International Tbk PT	113,700	69,836
Bank Bukopin Tbk PT	428,300	20,346
Bank CIMB Niaga Tbk PT*	54,229	3,401
Bank Danamon Indonesia Tbk PT	378,773	104,305
Bank Mandiri Tbk PT	1,289,800	1,108,141
Bank Negara Indonesia
Persero Tbk PT	1,027,766	421,481
Bank Pan Indonesia Tbk PT*	967,400	53,854
Bank Pembangunan Daerah
Jawa Barat Dan Banten Tbk PT	649,700	163,480
Bank Pembangunan Daerah
Jawa Timur Tbk PT	69,000	2,919
Bank Tabungan Negara Tbk PT	671,490	86,724
Bumi Serpong Damai Tbk PT	805,600	104,942

See notes to financial statements

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Indonesia (Continued)
Ciputra Development Tbk PT	1,610,377	$159,573
Eagle High Plantations Tbk PT*	1,380,100	28,068
Gajah Tunggal Tbk PT*	517,400	41,092
Garuda Indonesia Persero Tbk PT*	400,470	10,047
Global Mediacom Tbk PT	1,084,300	49,497
Gudang Garam Tbk PT	13,000	61,659
Hanson International Tbk PT*	6,335,700	79,475
Holcim Indonesia Tbk PT	308,000	20,575
Indah Kiat Pulp &
Paper Corp., Tbk PT	344,500	24,420
Indo Tambangraya Megah Tbk PT	64,900	81,291
Indocement Tunggal
Prakarsa Tbk PT	19,000	21,718
Indofood Sukses Makmur Tbk PT	802,500	472,059
Intiland Development Tbk PT	1,370,300	50,855
Japfa Comfeed Indonesia Tbk PT	565,400	61,062
Lippo Cikarang Tbk PT*	74,400	27,888
Lippo Karawaci Tbk PT	3,218,075	171,981
Medco Energi Internasional Tbk PT*	379,700	37,202
Mitra Adiperkasa Tbk PT*	51,800	20,762
MNC Investama Tbk PT*	4,910,300	49,203
Modernland Realty Tbk PT*	1,758,100	44,629
Multipolar Tbk PT*	1,293,500	32,836
Panin Financial Tbk PT*	2,998,200	38,277
Perusahaan Perkebunan London
Sumatra Indonesia Tbk PT	844,800	109,108
Salim Ivomas Pratama Tbk PT	964,200	35,355
Semen Indonesia Persero Tbk PT	362,500	246,869
Sinar Mas Multiartha Tbk PT	7,500	4,774
Sri Rejeki Isman Tbk PT	996,900	17,019
Surya Semesta Internusa Tbk PT	1,030,600	33,200
Tambang Batubara Bukit Asam
Persero Tbk PT	127,900	118,668
Tiga Pilar Sejahtera Food Tbk*	168,600	24,340
Timah Tbk PT	762,382	60,832
United Tractors Tbk PT	316,000	498,423
Vale Indonesia Tbk PT*	362,800	75,940
XL Axiata Tbk PT*	600,900	103,031
		5,674,420
Korea — 16.0%
Asiana Airlines, Inc.*	12,488	43,632
BNK Financial Group, Inc.	36,464	262,053
CJ E&M Corp.	1,328	77,956
CJ Hellovision Co., Ltd.	4,225	32,777
CJ O Shopping Co., Ltd.	354	47,745
Daeduck Electronics Co.	3,845	25,977
Daeduck GDS Co., Ltd.	4,539	48,479
Daelim Industrial Co., Ltd.	3,115	224,637
Daesang Holdings Co., Ltd.	3,626	30,922
Daewoo Engineering &
Construction Co., Ltd.*	18,273	76,856
Daewoo Shipbuilding & Marine
Engineering Co., Ltd.*§	12,811	35,639
Daishin Securities Co., Ltd.	5,898	50,786
Daou Technology, Inc.	2,100	31,297
DGB Financial Group, Inc.	21,254	171,925
Dong Ah Tire & Rubber Co., Ltd.	1,550	31,955
Dongkuk Steel Mill Co., Ltd.*	5,154	47,153
Dongwon Development Co., Ltd.	12,028	42,424
Doosan Corp.	1,027	89,282
Doosan Heavy Industries &
Construction Co., Ltd.	4,983	112,219
Doosan Infracore Co., Ltd.*	19,877	145,152
E-Mart Co., Ltd.	2,514	380,909
Eugene Corp.	10,995	46,518
GS Engineering & Construction Corp.*	5,034	110,450
GS Holdings Corp.	8,604	385,392
Halla Holdings Corp.	930	46,662
Hana Financial Group, Inc.	29,388	760,370
Handsome Co., Ltd.	1,970	56,843
Hanil Cement Co., Ltd.	309	19,444
Hanjin Kal Corp.	5,540	70,408
Hanjin Transportation Co., Ltd.	2,144	51,124
Hankook Tire Co., Ltd.	3,921	188,291
Hansol Holdings Co., Ltd.*	10,320	57,248
Hansol Paper Co., Ltd.	437	7,128
Hanwha Chem Corp.	15,695	320,969
Hanwha Corp.>	8,404	243,882
Hanwha General Insurance Co., Ltd.	4,793	28,691
Hanwha Investment &
Securities Co., Ltd.*	18,065	31,185
Hanwha Life Insurance Co., Ltd.	37,615	203,366
Hanwha Techwin Co., Ltd.	389	13,994
Heungkuk Fire & Marine
Insurance Co., Ltd.*	1,548	4,749
Humax Co., Ltd.	1,390	15,824
Hy-Lok Corp.	918	16,037
Hyosung Corp.	952	114,685
Hyundai Department Store Co., Ltd.	2,366	213,524
Hyundai Engineering &
Construction Co., Ltd.	11,588	410,636
Hyundai Greenfood Co., Ltd.	2,006	25,577
Hyundai Heavy Industries Co., Ltd.*	4,822	580,892
Hyundai Home Shopping
Network Corp.	431	39,788
Hyundai Hy Communications & Networks
Co., Ltd.	3,997	13,684
Hyundai Marine & Fire
Insurance Co., Ltd.	2,703	70,495
Hyundai Mobis Co., Ltd.	1,845	403,279
Hyundai Motor Co.	22,799	2,755,965
Hyundai Rotem Co., Ltd.*	2,813	42,272
Hyundai Steel Co.	13,422	633,428
Hyundai Wia Corp.	2,659	160,711
Ilshin Spinning Co., Ltd.	296	30,267
Industrial Bank of Korea	38,675	406,667
Interpark Holdings Corp.	7,348	30,541
JB Financial Group Co., Ltd.	10,318	49,377
KB Capital Co., Ltd.	980	21,745
KB Financial Group, Inc.	4,355	154,325
KB Financial Group, Inc., ADR*	29,675	1,047,231
KB Insurance Co., Ltd.	5,730	124,060
KCC Corp.	454	135,132

See notes to financial statements

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
KH Vatec Co., Ltd.	2,458	$27,576
Kia Motors Corp.	44,490	1,445,796
KISWIRE Ltd.	840	27,923
Kolon Industries, Inc.	2,613	160,094
Korea Investment Holdings Co., Ltd.	4,714	163,534
Korea Line Corp.*	3,081	43,876
Korean Air Lines Co., Ltd.*	4,632	104,889
Korean Reinsurance Co.	9,715	91,696
Kumho Tire Co., Inc.*	5,182	36,383
Kwangju Bank	1,074	9,604
LF Corp.	2,480	44,249
LG Chem Ltd.	384	82,981
LG Corp.	13,099	650,720
LG Display Co., Ltd.	6,336	164,984
LG Display Co., Ltd., ADR*	62,695	805,631
LG Electronics, Inc.	19,054	814,031
LG Hausys Ltd.	907	71,866
LG Innotek Co., Ltd.	1,536	112,421
LG International Corp.	3,030	73,379
LG Uplus Corp.	26,566	251,847
Lotte Chemical Corp.	379	115,790
Lotte Chilsung Beverage Co., Ltd.	92	111,210
Lotte Confectionery Co., Ltd.	640	94,585
LOTTE Fine Chemicals Co., Ltd.	2,019	51,236
Lotte Food Co., Ltd.	93	49,973
LOTTE Himart Co., Ltd.	1,781	62,227
Lotte Shopping Co., Ltd.	1,161	212,917
LS Corp.	2,609	128,095
Mando Corp.	264	51,257
Meritz Fire & Marine
Insurance Co., Ltd.	2,167	27,451
Mirae Asset Life Insurance Co., Ltd.	13,679	58,327
Mirae Asset Securities Co., Ltd.§	6,038	107,554
Namyang Dairy Products Co., Ltd.	26	15,801
NH Investment & Securities Co., Ltd.	14,888	118,951
NHN Entertainment Corp.*	1,327	55,264
Nong Shim Co., Ltd.	284	78,183
Nong Shim Holdings Co., Ltd.	185	18,457
OCI Co., Ltd.*	2,081	135,597
Pan Ocean Co., Ltd.*	24,376	80,426
Poongsan Corp.	2,993	100,361
Posco Daewoo Corp.	4,166	93,130
POSCO, ADR	28,384	1,491,579
S&T Dynamics Co., Ltd.	1,950	15,015
S&T Motiv Co., Ltd.	920	37,210
S-Oil Corp.	1,379	96,706
Samsung Card Co., Ltd.	3,348	110,048
Samsung Electro-Mechanics Co., Ltd.	8,433	354,691
Samsung Electronics Co., Ltd.	371	553,520
Samsung Heavy Industries Co., Ltd.*	29,124	223,048
Samsung Life Insurance Co., Ltd.	5,872	546,945
Samsung SDI Co., Ltd.	3,484	314,420
Samsung Securities Co., Ltd.	5,314	139,472
Samyang Corp.	295	25,646
Samyang Holdings Corp.	471	46,601
SeAH Besteel Corp.	1,570	33,212
SeAH Steel Corp.	446	34,194
Sebang Co., Ltd.	1,306	16,382
Sebang Global Battery Co., Ltd.	589	18,239
Shinhan Financial Group Co., Ltd.	20,589	771,363
Shinhan Financial
Group Co., Ltd., ADR*	24,410	918,792
Shinsegae Co., Ltd.	895	130,419
SK Chemicals Co., Ltd.	2,335	129,529
SK Gas Co., Ltd.	599	64,225
SK Holdings Co., Ltd.	1,525	289,773
SK Hynix, Inc.	21,155	782,935
SK Innovation Co., Ltd.	10,175	1,234,176
SK Networks Co., Ltd.	13,860	79,410
SKC Co., Ltd.	3,360	91,803
SL Corp.	532	9,492
Ssangyong Cement
Industrial Co., Ltd.*	3,374	41,344
Sung Kwang Bend Co., Ltd.	4,581	33,605
Sungwoo Hitech Co., Ltd.	5,817	37,037
Taekwang Industrial Co., Ltd.	36	28,226
Taewoong Co., Ltd.*	2,152	40,000
Taeyoung Engineering &
Construction Co., Ltd.*	5,008	22,473
Tongyang Life Insurance Co., Ltd.	6,487	68,211
Tongyang, Inc.	18,180	44,931
Unid Co., Ltd.	1,035	38,305
Woori Bank	35,181	371,384
Woori Bank, ADR@*	3,083	98,656
Young Poong Corp.	19	16,738
Youngone Corp.	1,575	39,968
Youngone Holdings Co., Ltd.	357	17,587
Yuanta Securities Korea Co., Ltd.*	9,125	23,685
		28,583,898
Malaysia — 3.0%
Affin Holdings Bhd	65,370	34,827
AirAsia Bhd	212,600	108,527
Alliance Financial Group Berhad	167,400	138,816
AMMB Holdings Berhad	305,987	293,982
Batu Kawan Berhad	18,800	77,111
Berjaya Corp. Berhad	455,775	34,544
Berjaya Land Berhad*	215,200	31,661
Boustead Holdings Berhad	114,039	67,874
Boustead Plantations Bhd	11,600	4,292
Bumi Armada Bhd*	491,700	66,313
Cahya Mata Sarawak Bhd	22,500	20,062
CIMB Group Holdings Bhd	423,329	425,594
Coastal Contracts Bhd	55,400	17,166
DRB-Hicom Berhad	191,500	49,092
Eco World Development Group Bhd*	61,000	18,221
Felda Global Ventures Holdings Bhd	258,800	89,420
Genting Bhd	314,300	560,499
Genting Malaysia Bhd	280,700	286,582
HAP Seng Consolidated Berhad	63,500	125,415
Hap Seng Plantations
Holdings Berhad	19,600	11,010
Hong Leong Financial Group Berhad	35,521	112,597
Hong Leong Industries Bhd	9,900	20,745

See notes to financial statements

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Malaysia (Continued)
IJM Corp. Berhad	421,460	$300,640
IOI Properties Group Bhd	132,900	62,214
Jaya Tiasa Holdings Bhd	54,200	16,190
KNM Group Bhd*	258,360	19,581
KSL Holdings Bhd*	91,419	20,583
Mah Sing Group Bhd	205,885	65,630
Malayan Banking Bhd	63,069	115,284
Malaysia Airports Holdings Bhd	102,400	138,329
Malaysia Building Society Bhd	100,100	20,082
Malaysian Resources Corp. Bhd	168,400	49,927
Media Prima Bhd	105,700	27,097
MISC Berhad	152,820	250,385
MMC Corp. Berhad	137,800	71,572
Multi-Purpose Holdings Bhd	86,100	41,649
Oriental Holdings Berhad	23,560	35,503
OSK Holdings Berhad	49,637	15,491
Parkson Holdings Bhd*	87,151	12,142
Pos Malaysia Berhad	21,200	18,478
PPB Group Berhad	25,900	91,568
Press Metal Bhd	210,560	74,630
RHB Capital Berhad	130,771	137,301
SapuraKencana Petroleum Bhd*	564,500	203,854
Selangor Properties Bhd	6,500	6,520
SP Setia Bhd Group	93,775	65,429
Star Publications Malaysia Bhd	2,200	1,099
Sunway Bhd	110,600	74,703
Supermax Corp. Bhd	71,200	33,489
Ta Ann Holdings Bhd	33,360	29,374
TA Enterprise Bhd	140,200	14,064
TA Global Berhad	55,560	3,034
TAN Chong Motor Holdings Bhd	9,600	3,809
Time dotCom Bhd	42,580	74,036
UEM Sunrise Bhd	225,600	52,804
UMW Holdings Bhd	75,700	77,118
UMW Oil & Gas Corp. Bhd*	110,500	21,553
Unisem M Bhd	81,900	43,086
UOA Development Bhd	99,100	51,914
Wah Seong Corp. Bhd	3,573	641
WCT Holdings Bhd	158,992	61,314
YTL Corp. Berhad	851,809	294,317
		5,290,784
Mexico — 4.4%
Alfa SAB de CV, Class A	316,744	392,079
Alpek SA de CV	61,784	73,796
Axtel SAB de CV*	61,878	10,507
Cemex SAB de CV*	952,873	762,127
Cemex SAB de CV, ADR@*	54,111	434,511
Coca-Cola Femsa SAB de CV, ADR	1,151	73,135
Coca-Cola Femsa SAB de CV,
Series L	28,260	179,133
Consorcio ARA SAB de CV	33,090	10,312
Credito Real SAB de CV SOFOM ER	20,141	26,641
Fomento Economico Mexicano
SAB de CV	46,223	351,840
Fomento Economico Mexicano
SAB de CV, ADR	1,052	80,173
Genomma Lab Internacional
SAB de CV, Series B*	44,630	46,310
Grupo Aeromexico SAB de CV*	5,400	10,157
Grupo Aeroportuario del Pacifico
SAB de CV, ADR@	2,939	242,526
Grupo Aeroportuario del Sureste
SAB de CV, ADR	1,215	174,826
Grupo Carso SAB de CV, Series A	47,917	192,711
Grupo Comercial Chedraui SA de CV	54,670	97,553
Grupo Elektra SAB de CV	5,444	68,326
Grupo Financiero Banorte SAB de CV	223,987	1,103,206
Grupo Financiero Inbursa SA	165,066	250,191
Grupo Financiero Interacciones
SA de CV	16,197	63,164
Grupo Financiero Santander Mexico
SAB de CV, Class B	230,955	332,122
Grupo Herdez SAB de CV	24,163	43,734
Grupo Industrial Saltillo SAB de CV	5,300	9,455
Grupo Mexico SAB de CV, Series B	579,771	1,574,330
Grupo Sanborns SAB de CV	49,041	51,242
Grupo Simec SAB de CV, Series B*	9,186	44,003
Industrias Bachoco
SAB de CV, ADR@	1,639	80,344
Industrias Bachoco
SAB de CV, Series B	3,309	13,536
Industrias CH SAB de CV, Series B*	9,563	61,120
Industrias Penoles SAB de CV	16,671	309,050
La Comer SAB de CV*	37,216	28,061
Megacable Holdings SAB de CV	1,300	4,387
Mexichem SAB de CV	121,912	276,586
Minera Frisco SAB de CV, Class A1*	20,406	15,357
OHL Mexico SAB de CV	97,166	95,574
Organizacion Cultiba SAB de CV	907	826
Organizacion Soriana SAB de CV,
Class B*	103,520	224,622
TV Azteca SAB de CV	219,826	34,358
		7,841,931
Philippines — 1.4%
Alliance Global Group, Inc.	479,100	123,166
Bank of the Philippine Islands	41,850	74,755
BDO Unibank, Inc.	196,550	443,213
Bloomberry Resorts Corp.*	110,000	13,608
Cebu Air, Inc.	23,560	44,075
China Banking Corp.	9,504	7,265
Cosco Capital, Inc.	170,500	29,153
DMCI Holdings, Inc.	47,300	12,616
Emperador, Inc.	147,300	20,741
Energy Development Corp.	306,100	31,711
Filinvest Land, Inc.	1,435,000	44,165
First Philippine Holdings Corp.	33,750	46,097
JG Summit Holdings, Inc.	355,780	484,154
Lopez Holdings Corp.	414,200	64,989
LT Group, Inc.	220,200	55,634
Megaworld Corp.	1,270,700	91,253
Metropolitan Bank & Trust	38,258	55,872

See notes to financial statements

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Philippines (Continued)
Petron Corp.	421,800	$84,424
Philippine National Bank	30,748	33,771
Premium Leisure Corp.	846,000	19,911
Rizal Commercial Banking Corp.	34,780	23,472
Robinsons Land Corp.	319,900	167,310
Robinsons Retail Holdings, Inc.	22,800	34,054
San Miguel Corp.	67,120	124,620
Security Bank Corp.	48,450	185,175
Top Frontier Investment Holdings, Inc.*	8,630	45,483
Travellers International Hotel
Group, Inc.	183,800	12,164
Union Bank of the Philippines	2,590	3,887
Vista Land & Lifescapes, Inc.	975,500	97,133
		2,473,871
Poland — 1.5%
Asseco Poland SA	17,044	219,778
Bank Millennium SA*	93,801	116,336
Enea SA*	36,048	81,836
Grupa Azoty SA	5,997	89,812
Grupa Lotos SA*	18,791	171,760
Kernel Holding SA	8,100	123,591
KGHM Polska Miedz SA	18,104	400,095
Lubelski Wegiel Bogdanka SA*	963	15,994
Netia SA	36,890	40,552
Orbis SA	1,581	27,580
PGE SA	157,586	393,527
PKP Cargo SA*	3,933	44,174
Polski Koncern Naftowy Orlen SA	31,174	635,451
Powszechna Kasa Oszczednosci
Bank Polski SA*	53,221	357,889
		2,718,375
Russia — 2.3%
Gazprom PAO, ADR	432,870	2,185,993
Lukoil PJSC, ADR	30,968	1,737,305
Magnitogorsk Iron & Steel
OJSC, GDR	11,936	83,313
Magnitogorsk Iron & Steel
Works, GDR	2,645	18,462
RusHydro PJSC, ADR	82,037	119,364
		4,144,437
South Africa — 8.4%
Aeci Ltd.	22,951	168,952
African Bank Investments Ltd.*	72,611	28
African Rainbow Minerals Ltd.	16,931	121,431
Alexander Forbes Group Holdings Ltd.	70,087	40,571
ArcelorMittal South Africa Ltd.*	23,974	20,075
Aveng Ltd.*	43,063	24,896
Barclays Africa Group Ltd.	72,512	890,656
Barloworld Ltd.	39,661	340,477
Bid Corp., Ltd.	5,021	89,626
Bidvest Group Ltd. (The)	5,021	66,264
Blue Label Telecoms Ltd.	3,193	4,231
Caxton & CTP Publishers &
Printers Ltd.	18,814	17,370
Clover Industries Ltd.	8,698	12,002
Consolidated Infrastructure Group Ltd.*	8,948	15,624
DataTec Ltd.	43,259	155,854
Exxaro Resources Ltd.	27,762	180,919
Gold Fields Ltd., ADR	163,422	491,900
Grindrod Ltd.	36,236	35,487
Group Five Ltd.	12,182	21,785
Harmony Gold Mining Co., Ltd., ADR	55,043	121,645
Hudaco Industries Ltd.	1,852	15,405
Impala Platinum Holdings Ltd.*	77,694	241,787
Imperial Holdings Ltd.	38,000	504,794
Investec Ltd.	36,632	242,057
KAP Industrial Holdings Ltd.	93,894	51,139
Kumba Iron Ore Ltd.@*	8,122	94,031
Lewis Group Ltd.@	12,796	39,309
Liberty Holdings Ltd.	21,825	176,396
Metair Investments Ltd.	17,195	27,545
Mmi Holdings Ltd.	165,787	284,767
Mondi Ltd.	9,365	190,924
Mpact Ltd.	8,681	17,857
MTN Group Ltd.	215,960	1,983,994
Murray & Roberts Holdings Ltd.	41,444	34,764
Nampak Ltd.	66,852	90,345
Nedbank Group Ltd.	27,286	473,113
Northam Platinum Ltd.*	32,643	96,262
Omnia Holdings Ltd.	11,411	153,711
Raubex Group Ltd.	16,897	30,266
RCL Foods Ltd.	15,951	14,750
Reunert Ltd.	18,781	93,114
Royal Bafokeng Platinum Ltd.*	4,240	10,994
Sanlam Ltd.	13,414	61,436
Sappi Ltd.*	44,625	292,274
Sappi Ltd., ADR*	44,800	297,920
Sasol Ltd.	25,120	729,616
Sasol Ltd., ADR	48,002	1,372,377
Sibanye Gold Ltd.	74,520	137,767
Standard Bank Group Ltd.	207,913	2,297,319
Steinhoff International Holdings NV	260,553	1,352,305
Super Group Ltd.*	56,256	158,236
Telkom SA SOC Ltd.	55,054	296,601
Tongaat Hulett Ltd.	20,152	191,913
Trencor Ltd.	21,056	43,695
Wilson Bayly Holmes-Ovcon Ltd.	6,827	76,553
		14,995,129
Taiwan — 16.0%
A-DATA Technology Co., Ltd.	20,000	32,703
Ability Enterprise Co., Ltd.	25,195	13,133
AcBel Polytech, Inc.	46,000	34,326
Acer, Inc.*	332,884	135,306
Alpha Networks, Inc.	25,200	15,325
Altek Corp.	23,905	16,429
Ambassador Hotel (The)	20,000	14,490
AmTRAN Technology Co., Ltd.	99,360	68,287
Arcadyan Technology Corp.	17,000	30,066
Ardentec Corp.	61,092	45,304

See notes to financial statements

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Asia Cement Corp.	269,269	$220,151
Asia Optical Co., Inc.*	41,000	38,800
Asia Pacific Telecom Co., Ltd.*	192,000	61,659
Asia Polymer Corp.	26,775	15,826
Asia Vital Components Co., Ltd.	53,000	41,277
Asustek Computer, Inc.	86,000	707,127
AU Optronics Corp.	868,000	317,801
AU Optronics Corp., ADR	73,574	260,452
BES Engineering Corp.	229,000	44,054
Capital Securities Corp.	239,661	72,057
Career Technology MFG. Co., Ltd.	39,000	21,721
Casetek Holdings Ltd.	16,000	42,645
Cathay Financial Holding Co., Ltd.	704,000	1,052,865
Cathay Real Estate Development
Co., Ltd.*	70,000	39,530
Chang Hwa Commercial Bank Ltd.	568,824	302,688
Cheng Loong Corp.	114,000	45,807
Cheng Uei Precision Industry Co., Ltd.	62,543	71,025
Chia Hsin Cement Corp.§	22,000	5,959
Chin-Poon Industrial Co., Ltd.	55,000	103,587
China Airlines Ltd.	422,111	121,804
China Bills Finance Corp.	110,000	44,370
China Development Financial
Holding Corp.	1,191,468	297,969
China Life Insurance Co., Ltd.	534,508	531,539
China Metal Products	31,000	30,684
China Motor Corp.	71,195	57,877
China Steel Corp.	1,495,800	1,144,046
China Synthetic Rubber Corp.	61,261	54,268
Chipbond Technology Corp.	97,000	138,296
ChipMOS TECHNOLOGIES, Inc.	34,000	24,528
Chung Hung Steel Corp.*	105,000	31,016
Chung Hwa Pulp Corp.	79,367	22,681
Chung-Hsin Electric & Machinery
Manufacturing Corp.	87,000	52,234
Clevo Co.	71,000	61,243
CMC Magnetics Corp.*	288,337	31,223
Compal Electronics, Inc.	648,000	370,958
Compeq Manufacturing Co., Ltd.	118,000	56,933
Continental Holdings Corp.	42,000	13,618
Coretronic Corp.	64,800	68,160
CSBC Corp.	67,240	28,791
CTBC Financial Holding Co., Ltd.	2,174,280	1,190,730
D-Link Corp.*	77,112	25,721
Depo Auto Parts Ind Co., Ltd.	5,000	13,295
Dynapack International
Technology Corp.	23,000	26,476
E Ink Holdings, Inc.	138,000	98,269
E.Sun Financial Holding Co., Ltd.	1,075,442	612,317
Elite Semiconductor Memory
Technology, Inc.	45,000	46,426
Elitegroup Computer Systems Co., Ltd.	58,877	28,499
Entie Commercial Bank Co., Ltd.	45,000	20,316
Epistar Corp.*	128,828	92,537
Eternal Materials Co., Ltd.	40,046	40,942
Eva Airways Corp.	324,728	147,104
Evergreen International Storage &
Transport Corp.	54,000	21,447
Evergreen Marine Corp. Taiwan Ltd.*	220,794	76,044
Everlight Chemical Industrial Corp.	26,000	16,256
Everlight Electronics Co., Ltd.	51,000	72,950
Far Eastern Department Stores Ltd.	134,220	66,633
Far Eastern International Bank	301,174	85,038
Far Eastern New Century Corp.	495,338	371,938
Farglory Land Development Co., Ltd.	51,721	59,297
Federal Corp.	75,590	30,373
Feng Hsin Iron & Steel Co.	63,000	88,453
First Financial Holding Co., Ltd.	1,052,744	561,829
Formosa Chemicals & Fibre Corp.	87,000	259,955
Formosa Taffeta Co., Ltd.	67,000	61,327
Formosan Rubber Group, Inc.	61,200	30,383
Foxconn Technology Co., Ltd.	137,127	362,932
Fubon Financial Holding Co., Ltd.	993,211	1,571,683
Gemtek Technology Corp.	47,000	34,343
Genius Electronic Optical Co., Ltd.*	9,000	31,276
Getac Technology Corp.	45,000	53,128
Gigabyte Technology Co., Ltd.	76,000	101,635
Gigastorage Corp.*	77,000	58,534
Gintech Energy Corp.*	51,762	31,077
Gloria Material Technology Corp.	94,392	55,061
Goldsun Building Materials Co., Ltd.	193,953	39,899
Grand Pacific Petrochemical	168,000	109,467
Great Wall Enterprise Co., Ltd.	66,300	59,863
Greatek Electronics, Inc.	33,000	39,933
Green Energy Technology, Inc.*	40,149	20,056
HannStar Display Corp.*	443,770	108,227
Hey Song Corp.	19,750	19,794
Ho Tung Chemical Corp.*	105,013	27,012
Holy Stone Enterprise Co., Ltd.	18,200	18,155
Hon Hai Precision Industry Co., Ltd.	665,335	1,738,224
HTC Corp.*	64,000	156,877
Hua Nan Financial Holdings Co., Ltd.	727,091	366,602
Huaku Development Co., Ltd.	27,000	50,684
Hung Poo Real Estate
Development Corp.	21,000	16,746
Hung Sheng Construction Co., Ltd.	66,000	38,295
Ichia Technologies, Inc.*	72,000	35,521
Innolux Corp.	1,455,757	523,962
Inventec Co., Ltd.	364,282	249,795
ITEQ Corp.	20,000	20,665
Jih Sun Financial Holdings Co., Ltd.	235,822	50,488
KEE TAI Properties Co., Ltd.	99,000	29,827
Kindom Construction Corp.	42,000	25,477
King Yuan Electronics Co., Ltd.	185,100	144,731
King’s Town Bank Co., Ltd.	103,000	89,964
Kinpo Electronics	230,000	84,924
Kinsus Interconnect Technology Corp.	44,000	97,204
Kuoyang Construction Co., Ltd.	39,000	14,461
LCY Chemical Corp.	61,000	84,225
Lealea Enterprise Co., Ltd.	109,406	27,972
Lextar Electronics Corp.	40,000	16,383
Li Peng Enterprise Co., Ltd.*	91,245	23,017
Lien Hwa Industrial Corp.	66,975	45,822
Lite-On Technology Corp.	302,874	456,721

See notes to financial statements

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Long Chen Paper Co., Ltd.	89,698	$45,504
Lotes Co., Ltd.	12,000	35,446
Macronix International*	577,044	82,898
Masterlink Securities Corp.	120,725	33,638
Mega Financial Holding Co., Ltd.	1,210,850	864,115
Mercuries & Associates Holdings Ltd.	28,350	20,100
Mercuries Life Insurance Co., Ltd.*	77,306	40,777
Micro-Star International Co., Ltd.	40,374	92,200
Mitac Holdings Corp.	48,059	46,226
Motech Industries, Inc.*	34,000	29,855
Nan Ya Printed Circuit Board Corp.	24,200	18,509
Neo Solar Power Corp.*	91,849	43,033
Nien Hsing Textile Co., Ltd.	19,358	14,566
OptoTech Corp.	72,000	31,164
Orient Semiconductor Electronics Ltd.*	62,000	21,834
Oriental Union Chemical Corp.*	58,000	41,571
Pan-International Industrial Corp.	34,380	26,295
Pegatron Corp.	287,249	686,282
POU Chen Corp.	146,133	182,275
Powertech Technology, Inc.	107,000	288,839
President Securities Corp.	104,825	38,380
Prince Housing & Development Corp.	148,970	48,533
Qisda Corp.	315,400	147,283
Radiant Opto-Electronics Corp.	54,000	94,164
Radium Life Tech Co., Ltd.*	99,488	28,924
Realtek Semiconductor Corp.	19,000	60,132
Rich Development Co., Ltd.	120,978	29,992
Ritek Corp.*	117,247	18,553
Ruentex Development Co., Ltd.*	43,097	49,209
Sampo Corp.	62,000	35,204
Sanyang Industry Co., Ltd.	24,573	15,783
Shihlin Electric & Engineering Corp.	27,000	33,929
Shin Kong Financial Holding Co., Ltd.*	881,813	216,151
Shin Zu Shing Co., Ltd.	16,000	41,007
Shining Building Business Co., Ltd.*	64,900	20,842
Shinkong Synthetic Fibers Corp.	186,151	52,272
Sigurd Microelectronics Corp.	53,000	38,316
Simplo Technology Co., Ltd.	5,000	14,412
Sincere Navigation Corp.	27,000	16,336
Sino-American Silicon Products, Inc.	93,000	96,379
SinoPac Financial Holdings Co., Ltd.	1,104,571	311,195
Sirtec International Co., Ltd.	15,000	20,316
Solar Applied Materials
Technology Co.*§	25,000	6,787
Synnex Technology International Corp.	127,300	128,370
Systex Corp.	20,000	36,055
TA Chen Stainless Pipe Co., Ltd.*	84,918	46,373
Taichung Commercial Bank Co., Ltd.	178,605	50,873
Taiflex Scientific Co., Ltd.	37,740	39,755
Tainan Spinning Co., Ltd.	142,427	53,914
Taishin Financial Holding Co., Ltd.	949,647	347,694
Taiwan Business Bank	466,276	117,911
Taiwan Cement Corp.	499,772	545,068
Taiwan Cogeneration Corp.	19,000	13,147
Taiwan Cooperative Financial
Holding Co., Ltd.	733,482	319,756
Taiwan Fertilizer Co., Ltd.	87,000	108,382
Taiwan Glass Industrial Corp.*	169,321	69,874
Taiwan Hon Chuan Enterprise Co., Ltd.	36,925	60,379
Taiwan PCB Techvest Co., Ltd.	28,000	26,107
Taiwan Styrene Monomer	46,000	28,474
Taiwan Surface Mounting
Technology Co., Ltd.	27,518	22,541
Taiwan Union Technology Corp.	46,000	53,166
Tatung Co., Ltd.*	323,784	95,842
Teco Electric & Machinery Co., Ltd.	247,000	213,823
Test Rite International Co., Ltd.	36,000	22,452
Ton Yi Industrial Corp.	120,000	51,568
Tong Hsing Electronic Industries Ltd.	17,000	58,022
Tong Yang Industry Co., Ltd.	2,921	5,755
TPK Holding Co., Ltd.*	35,000	64,616
Tripod Technology Corp.	71,000	160,377
TSRC Corp.	90,000	92,432
Tung Ho Steel Enterprise Corp.	119,000	78,093
TXC Corp.	56,000	70,806
U-Ming Marine Transport Corp.	47,000	36,604
Unimicron Technology Corp.	197,000	75,795
Union Bank of Taiwan	147,593	40,987
Unitech Printed Circuit Board Corp.	92,000	26,062
United Microelectronics Corp.	2,099,513	742,637
Universal Cement Corp.	45,472	34,779
UPC Technology Corp.	127,125	49,305
USI Corp.	127,000	62,458
Wah Lee Industrial Corp.	25,000	35,605
Walsin Lihwa Corp.	385,000	141,557
Wan Hai Lines Ltd.	133,650	67,594
Wei Chuan Foods Corp.*	41,000	22,263
Win Semiconductors Corp.	36,699	103,507
Winbond Electronics Corp.	389,000	120,337
Wisdom Marine Lines Co., Ltd.*	53,178	50,243
Wistron Corp.	407,601	315,543
WPG Holdings Ltd.	231,000	272,363
WT Microelectronics Co., Ltd.	63,751	85,057
Yageo Corp.	66,578	121,055
Yang Ming Marine Transport Corp.*	189,365	28,320
Yeong Guan Energy Technology
Group Co., Ltd.	9,000	28,763
YFY, Inc.	150,385	45,168
Yieh Phui Enterprise Co., Ltd.*	143,105	49,953
Yuanta Financial Holding Co., Ltd.	1,088,815	405,404
Yulon Motor Co., Ltd.	111,272	92,528
Zhen Ding Technology Holding Ltd.	54,000	106,898
		28,549,491
Thailand — 3.1%
AP Thailand PCL	308,500	64,611
Asia Aviation PCL, NUDR	299,900	50,667
Bangchak Petroleum PCL	74,000	69,225
Bangkok Bank PCL, NUDR	23,100	102,887
Bangkok Insurance PCL	2,100	20,173
Bangkokland PCL	1,039,700	49,937
Banpu PCL	178,550	95,731
Charoen Pokphand Foods PCL	346,800	285,687
Esso Thailand PCL*	67,600	24,163

See notes to financial statements

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thailand (Continued)
Hana Microelectronics PCL	43,900	$48,423
Indorama Ventures PCL	128,400	120,116
IRPC PCL	1,153,000	154,547
Kasikornbank PCL, NUDR	12,000	59,480
Kiatnakin Bank PCL	58,000	95,559
Krung Thai Bank PCL	560,075	276,827
MBK PCL	15,500	6,276
Precious Shipping PCL*	87,600	20,059
PTT Exploration & Production PCL	291,500	783,482
PTT Global Chemical PCL	194,328	341,874
PTT PCL	204,200	2,121,233
Quality Houses PCL	280,800	20,230
Sansiri PCL	950,800	44,074
Thai Airways International PCL*	92,500	58,635
Thai Oil PCL	109,500	220,923
Thaicom PCL	48,300	26,166
Thanachart Capital PCL	81,200	99,770
Thoresen Thai Agencies PCL	166,348	42,272
Tisco Financial Group PCL	22,000	37,014
TMB Bank PCL	278,300	16,320
TPI Polene PCL	1,068,700	73,414
Vinythai PCL	42,500	19,582
		5,449,357
Turkey — 1.3%
Akbank TAS	118,570	262,899
Aksa Akrilik Kimya Sanayii	9,237	24,043
Anadolu Efes Biracilik Ve Malt
Sanayii AS	8,559	42,784
Dogan Sirketler Grubu Holding AS*	220,612	47,539
EIS Eczacibasi Ilac ve Sinai ve Finansal
Yatirimlar Sanayi ve Ticaret AS	8,587	7,596
Eregli Demir ve Celik Fabrikalari TAS	22,426	32,683
Kardemir Karabuk Demir Celik Sanayi
ve Ticaret AS, Class D	116,190	37,885
KOC Holding AS	27,408	107,242
Koza Altin Isletmeleri AS*	2,999	13,894
Koza Anadolu Metal Madencilik
Isletmeleri AS*	13,776	8,359
Sekerbank TAS*	54,778	18,327
Selcuk Ecza Deposu Ticaret ve
Sanayi AS	11,784	10,258
Tekfen Holding AS	26,275	48,126
Trakya Cam Sanayi AS	56,975	45,879
Turk Hava Yollari*	102,444	145,523
Turk Sise ve Cam Fabrikalari AS	136,525	148,258
Turkiye Garanti Bankasi AS	188,742	407,784
Turkiye Halk Bankasi AS	102,935	272,594
Turkiye Is Bankasi	215,333	316,262
Turkiye Sinai Kalkinma Bankasi AS	86,052	34,402
Turkiye Vakiflar Bankasi TAO	90,420	111,522
Yapi ve Kredi Bankasi AS*	100,385	97,627
		2,241,486
TOTAL COMMON STOCKS
(Identified Cost $185,492,837)		171,114,587

PREFERRED STOCKS — 3.5%
Brazil — 3.3%
Banco ABC Brasil SA, 7.120%	16,778	71,809
Banco Bradesco SA, 4.600%	58	517
Banco do Estado do Rio Grande do
Sul SA, PF B, 10.740%	22,800	72,294
Cia Brasileira de Distribuicao, 2.550%	28,643	481,828
Marcopolo SA, 0.058%	88,210	74,260
Petroleo Brasileiro SA, 0.900% ADR*	146,867	1,293,898
Petroleo Brasileiro SA, 0.998%*	395,307	1,806,070
Suzano Papel e Celulose SA,
PF A, 2.330%	55,800	243,451
Usinas Siderurgicas de Minas Gerais SA,
PF A, 1.910%*	44,812	56,450
Vale SA, 8.000%	254,690	1,826,425
		5,927,002
Colombia — 0.2%
Avianca Holdings SA, 2.500%	41,262	49,482
Grupo Argos SA, 1.430%	8,921	53,906
Grupo de Inversiones Suramericana
SA, 1.120%	9,873	121,686
		225,074
TOTAL PREFERRED STOCKS
(Identified Cost $8,000,602)		6,152,076

RIGHTS AND WARRANTS — 0.0%
Thailand — 0.0%
TPI Polene PCL 3/1/2017*§~	6,596	—
TOTAL RIGHTS AND WARRANTS
(Identified Cost $0)		—

SHORT-TERM INVESTMENTS — 1.7%
Investment Company — 0.4%
State Street Institutional U.S.
Government Money Market
Fund, 0.170%	660,012	660,012

Collateral For Securities On Loan — 1.3%
State Street Navigator Securities
Lending Government Money
Market Portfolio	2,362,815	2,362,815

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $3,022,827)		3,022,827

Total Investments — 101.1%
(Identified Cost $196,516,266)#		180,289,490
Liabilities, Less Cash and
Other Assets — (1.1%)		(1,948,197)
Net Assets — 100.0%		$178,341,293

See notes to financial statements

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

†	See Note 1
@	A portion or all of the security/securities were held on loan. As of December 31, 2016, the market value of the securities on loan was $3,155,922.
*	Non-income producing security
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
~	Bankrupt/delisted security
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2016 amounted to $277,791 or 0.17% of the net assets of the Fund.

>	Traded on the Korea (South), KRX KOSPI Market.
#

At December 31, 2016, the aggregate cost of investment securities for U.S. federal income tax purposes was $196,516,266. Net unrealized depreciation aggregated $16,226,776 of which $16,486,394 related to appreciated investment securities and $32,713,170 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt
GDR — Global Depository Receipt
MTN — Medium Term Note

See notes to financial statements

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
P.L.C.	Public Limited Company

Investment Footnotes
†	See Note B to Financial Statements.
††	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s).

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2016
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (92.0%)
Consumer Discretionary — (17.8%)
#	Accordia Golf Co., Ltd.	375,789	$3,858,233	0.1%
	Adastria Co., Ltd.	194,640	5,035,976	0.2%
#	Aeon Fantasy Co., Ltd.	49,332	1,347,144	0.1%
*	AGORA Hospitality Group Co., Ltd.	591,000	196,881	0.0%
	Ahresty Corp.	137,600	1,540,686	0.1%
	Aigan Co., Ltd.	37,800	63,019	0.0%
	Aisan Industry Co., Ltd.	201,800	1,723,634	0.1%
#*	Akebono Brake Industry Co., Ltd.	588,400	1,522,166	0.1%
#	Alpen Co., Ltd.	111,900	2,005,878	0.1%
	Alpha Corp.	30,400	293,220	0.0%
	Alpine Electronics, Inc.	277,500	3,600,402	0.1%
	Amiyaki Tei Co., Ltd.	25,600	853,153	0.0%
	Amuse, Inc.	70,298	1,080,378	0.0%
*	Anrakutei Co., Ltd.	2,200	85,896	0.0%
#*	AOI Pro, Inc.	46,500	346,537	0.0%
	AOKI Holdings, Inc.	268,400	3,294,544	0.1%
	Aoyama Trading Co., Ltd.	304,000	10,563,899	0.4%
	Arata Corp.	27,200	615,012	0.0%
	Arcland Sakamoto Co., Ltd.	176,200	2,041,167	0.1%
	Arcland Service Holdings Co., Ltd.	38,700	948,889	0.0%
	Asahi Broadcasting Corp.	24,800	148,159	0.0%
	Asahi Co., Ltd.	103,300	1,134,631	0.0%
	Asante, Inc.	16,100	239,807	0.0%
	Asatsu-DK, Inc.	207,400	5,014,787	0.2%
#	Ashimori Industry Co., Ltd.	254,000	346,731	0.0%
#	ASKUL Corp.	42,000	1,433,725	0.1%
	Atom Corp.	420,300	2,586,623	0.1%
	Atsugi Co., Ltd.	961,000	1,026,226	0.0%
	Autobacs Seven Co., Ltd.	455,700	6,837,024	0.2%
	Avex Group Holdings, Inc.	225,400	3,235,349	0.1%
	Belluna Co., Ltd.	291,800	1,794,377	0.1%
	Best Denki Co., Ltd.	351,100	458,702	0.0%
	Bic Camera, Inc.	546,600	4,996,911	0.2%
	Bookoff Corp.	59,400	399,577	0.0%
#	BRONCO BILLY Co., Ltd.	62,800	1,573,354	0.1%
	Calsonic Kansei Corp.	241,000	3,693,896	0.1%
	Can Do Co., Ltd.	65,500	986,148	0.0%
	Central Automotive Products, Ltd.	1,400	12,711	0.0%
	Central Sports Co., Ltd.	33,800	805,849	0.0%
#	CHIMNEY Co., Ltd.	27,800	682,877	0.0%
	Chiyoda Co., Ltd.	102,100	2,421,389	0.1%
	Chofu Seisakusho Co., Ltd.	109,200	2,447,746	0.1%
	Chori Co., Ltd.	71,800	1,077,896	0.0%
	Chuo Spring Co., Ltd.	196,000	530,681	0.0%
	Clarion Co., Ltd.	677,000	2,422,207	0.1%
	Cleanup Corp.	129,700	1,054,186	0.0%
	Coco's Japan Co., Ltd.	2,100	34,482	0.0%
	Colowide Co., Ltd.	357,500	5,932,400	0.2%
	Corona Corp.	86,700	851,213	0.0%
	Create Restaurants Holdings, Inc.	174,300	1,518,316	0.1%
#*	Cross Plus, Inc.	5,300	27,786	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
*	D.A. Consortium Holdings, Inc.	118,700	$889,679	0.0%
	Daido Metal Co., Ltd.	193,000	1,923,150	0.1%
#	Daidoh, Ltd.	139,800	486,586	0.0%
	Daiichikosho Co., Ltd.	101,900	4,021,896	0.1%
	Daikoku Denki Co., Ltd.	51,800	793,414	0.0%
	Daikyonishikawa Corp.	221,700	2,842,862	0.1%
	Dainichi Co., Ltd.	49,300	299,450	0.0%
	Daisyo Corp.	47,200	641,522	0.0%
#	DCM Holdings Co., Ltd.	530,600	4,708,766	0.2%
	Descente, Ltd.	250,600	2,878,545	0.1%
#*	DLE, Inc.	43,400	234,206	0.0%
	Doshisha Co., Ltd.	146,100	2,620,392	0.1%
	Doutor Nichires Holdings Co., Ltd.	195,386	3,588,361	0.1%
	Dunlop Sports Co., Ltd.	76,600	678,339	0.0%
	Dynic Corp.	174,000	261,708	0.0%
	Eagle Industry Co., Ltd.	147,200	1,955,871	0.1%
#	EDION Corp.	513,900	4,812,395	0.2%
#	ES-Con Japan, Ltd.	209,400	781,830	0.0%
	Exedy Corp.	193,000	5,420,973	0.2%
#	F-Tech, Inc.	40,800	457,596	0.0%
	FCC Co., Ltd.	231,400	4,152,461	0.1%
	Fields Corp.	75,900	879,726	0.0%
	Fine Sinter Co., Ltd.	9,800	155,301	0.0%
	First Juken Co., Ltd.	22,400	288,677	0.0%
	FJ Next Co., Ltd.	36,800	230,808	0.0%
	Foster Electric Co., Ltd.	140,200	2,641,266	0.1%
	France Bed Holdings Co., Ltd.	139,600	1,108,081	0.0%
#	FTGroup Co., Ltd.	74,000	448,958	0.0%
#	Fuji Co., Ltd.	110,400	2,301,318	0.1%
	Fuji Corp.	5,000	93,716	0.0%
	Fuji Corp., Ltd.	149,600	961,919	0.0%
	Fuji Kiko Co., Ltd.	137,400	582,071	0.0%
#	Fuji Kyuko Co., Ltd.	250,000	2,309,951	0.1%
	Fuji Oozx, Inc.	6,000	19,560	0.0%
	Fujibo Holdings, Inc.	67,100	1,901,544	0.1%
#	Fujikura Rubber, Ltd.	88,400	500,118	0.0%
#	Fujio Food System Co., Ltd.	8,300	187,707	0.0%
	Fujishoji Co., Ltd.	47,100	524,012	0.0%
#	Fujita Kanko, Inc.	147,000	442,007	0.0%
	FuKoKu Co., Ltd.	40,800	324,144	0.0%
#	Funai Electric Co., Ltd.	121,700	956,617	0.0%
#	Furukawa Battery Co., Ltd. (The)	89,000	564,392	0.0%
	Futaba Industrial Co., Ltd.	344,700	2,008,548	0.1%
	G-7 Holdings, Inc.	32,000	438,335	0.0%
	G-Tekt Corp.	110,800	2,145,748	0.1%
	Gakken Holdings Co., Ltd.	313,000	853,305	0.0%
	Gakkyusha Co., Ltd.	10,500	129,495	0.0%
#	Genki Sushi Co., Ltd.	13,700	246,980	0.0%
#	Geo Holdings Corp.	223,300	2,595,734	0.1%
	Gfoot Co., Ltd.	8,500	58,489	0.0%
#	GLOBERIDE, Inc.	62,299	1,027,773	0.0%
#	Gokurakuyu Holdings Co., Ltd.	18,000	134,381	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Goldwin, Inc.	4,000	$178,154	0.0%
	Golf Digest Online, Inc.	49,500	375,391	0.0%
#	Gourmet Kineya Co., Ltd.	85,000	731,672	0.0%
	GSI Creos Corp.	306,000	324,011	0.0%
	Gunze, Ltd.	1,080,000	3,584,839	0.1%
	H-One Co., Ltd.	84,200	763,137	0.0%
	H2O Retailing Corp.	326,600	4,974,395	0.2%
	Hagihara Industries, Inc.	35,500	788,615	0.0%
#	Hakuyosha Co., Ltd.	6,500	149,027	0.0%
#	Handsman Co., Ltd.	18,200	305,130	0.0%
#	Happinet Corp.	93,800	1,023,915	0.0%
	Hard Off Corp. Co., Ltd.	57,900	606,568	0.0%
	Haruyama Holdings, Inc.	47,900	351,831	0.0%
	Heiwa Corp.	200,400	4,578,404	0.2%
	HI-LEX Corp.	62,500	1,573,822	0.1%
	Hiday Hidaka Corp.	97,447	2,320,686	0.1%
#	Himaraya Co., Ltd.	35,900	261,483	0.0%
#	Hiramatsu, Inc.	174,500	1,001,743	0.0%
#	HIS Co., Ltd.	247,200	6,481,648	0.2%
	Honeys Co., Ltd.	106,040	1,103,290	0.0%
	Hoosiers Holdings	181,100	938,234	0.0%
#	Hotland Co., Ltd.	32,300	311,513	0.0%
	I K K, Inc.	21,700	125,794	0.0%
*	IBJ, Inc.	103,500	569,061	0.0%
	Ichibanya Co., Ltd.	47,058	1,500,209	0.1%
#	Ichikoh Industries, Ltd.	286,000	920,444	0.0%
#	IDOM, Inc.	420,500	2,313,920	0.1%
	IJT Technology Holdings Co., Ltd.	124,680	492,064	0.0%
	Imasen Electric Industrial	93,900	803,658	0.0%
	Imperial Hotel, Ltd.	13,000	230,664	0.0%
#	Intage Holdings, Inc.	95,900	1,620,492	0.1%
*	Izuhakone Railway Co., Ltd.	300	—	0.0%
*	Izutsuya Co., Ltd.	61,699	209,526	0.0%
#*	Janome Sewing Machine Co., Ltd.	106,400	726,541	0.0%
	Japan Wool Textile Co., Ltd. (The)	343,000	2,549,630	0.1%
#	Jin Co., Ltd.	84,100	3,864,939	0.1%
#	Joban Kosan Co., Ltd.	35,399	483,527	0.0%
	Jolly - Pasta Co., Ltd.	1,000	11,295	0.0%
	Joshin Denki Co., Ltd.	205,000	1,731,838	0.1%
	Joyful Honda Co., Ltd.	18,900	507,427	0.0%
#	JP-Holdings, Inc.	374,800	815,361	0.0%
	JVC Kenwood Corp.	885,430	2,411,812	0.1%
#	K's Holdings Corp.	48,000	839,212	0.0%
*	Kadokawa Dwango	328,233	4,735,019	0.2%
#	Kappa Create Co., Ltd.	144,100	1,609,833	0.1%
	Kasai Kogyo Co., Ltd.	143,900	1,702,828	0.1%
	Kawai Musical Instruments Manufacturing Co., Ltd.	45,200	891,599	0.0%
	Keihin Corp.	267,500	4,675,204	0.2%
#	Keiyo Co., Ltd.	179,800	860,694	0.0%
#	KFC Holdings Japan, Ltd.	88,700	1,453,098	0.1%
#*	Kintetsu Department Store Co., Ltd.	216,000	641,907	0.0%
	Kitamura Co., Ltd.	2,000	13,822	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
#*	KNT-CT Holdings Co., Ltd.	697,000	$863,417	0.0%
#	Kohnan Shoji Co., Ltd.	188,500	3,541,108	0.1%
#*	Kojima Co., Ltd.	176,000	434,505	0.0%
#	Komatsu Seiren Co., Ltd.	193,700	1,250,423	0.1%
#	Komehyo Co., Ltd.	18,600	219,189	0.0%
	Komeri Co., Ltd.	202,200	4,558,800	0.2%
#	Konaka Co., Ltd.	117,560	586,435	0.0%
#	Koshidaka Holdings Co., Ltd.	56,300	954,171	0.0%
	Kourakuen Holdings Corp.	48,400	677,151	0.0%
#	KU Holdings Co., Ltd.	130,900	915,977	0.0%
	Kura Corp.	69,200	2,905,770	0.1%
	Kurabo Industries, Ltd.	1,241,000	2,424,821	0.1%
	KYB Corp.	1,157,000	5,597,718	0.2%
	Kyoritsu Maintenance Co., Ltd.	83,831	4,879,933	0.2%
#*	Laox Co., Ltd.	172,800	1,055,095	0.0%
	LEC, Inc.	41,600	1,147,430	0.1%
	Look, Inc.	228,000	327,342	0.0%
#	Mamiya-Op Co., Ltd.	25,800	270,477	0.0%
	Mars Engineering Corp.	50,500	970,601	0.0%
#*	Maruzen CHI Holdings Co., Ltd.	41,700	132,946	0.0%
#	Matsuya Co., Ltd.	188,500	1,646,317	0.1%
#	Matsuya Foods Co., Ltd.	52,100	1,680,244	0.1%
#	Meiko Network Japan Co., Ltd.	146,800	1,361,389	0.1%
	Meiwa Estate Co., Ltd.	62,800	381,938	0.0%
	Mikuni Corp.	118,000	398,739	0.0%
#	Misawa Homes Co., Ltd.	164,000	1,461,442	0.1%
	Mitsuba Corp.	208,690	3,377,868	0.1%
	Mitsui Home Co., Ltd.	165,000	718,762	0.0%
	Mizuno Corp.	594,000	2,885,468	0.1%
#	Monogatari Corp. (The)	31,500	1,124,456	0.0%
	Morito Co., Ltd.	18,700	144,541	0.0%
	Mr Max Corp.	99,200	354,610	0.0%
	Murakami Corp.	12,300	236,169	0.0%
	Musashi Seimitsu Industry Co., Ltd.	145,900	3,784,183	0.1%
#	Nafco Co., Ltd.	35,800	546,950	0.0%
	Nagawa Co., Ltd.	16,800	654,450	0.0%
*	Naigai Co., Ltd.	544,000	283,484	0.0%
#	Nakayamafuku Co., Ltd.	12,300	85,315	0.0%
#	Next Co., Ltd.	319,300	2,156,016	0.1%
	NHK Spring Co., Ltd.	123,200	1,171,686	0.1%
	Nice Holdings, Inc.	444,000	573,069	0.0%
	Nichirin Co., Ltd.	15,600	234,637	0.0%
	Nihon Eslead Corp.	35,000	403,925	0.0%
	Nihon House Holdings Co., Ltd.	233,300	984,444	0.0%
	Nihon Plast Co., Ltd.	44,500	415,882	0.0%
	Nihon Tokushu Toryo Co., Ltd.	78,800	1,154,991	0.1%
	Nippon Felt Co., Ltd.	58,200	255,277	0.0%
	Nippon Piston Ring Co., Ltd.	48,600	848,669	0.0%
	Nippon Seiki Co., Ltd.	244,400	5,199,618	0.2%
	Nippon View Hotel Co., Ltd.	4,300	54,949	0.0%
	Nishikawa Rubber Co., Ltd.	15,000	227,757	0.0%
	Nishimatsuya Chain Co., Ltd.	172,700	2,064,448	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Nissan Shatai Co., Ltd.	248,800	$2,414,949	0.1%
	Nissan Tokyo Sales Holdings Co., Ltd.	208,000	592,926	0.0%
	Nissei Build Kogyo Co., Ltd.	388,000	1,758,114	0.1%
	Nissin Kogyo Co., Ltd.	230,200	3,632,609	0.1%
	Nittan Valve Co., Ltd.	86,000	293,181	0.0%
	Nojima Corp.	129,700	1,393,098	0.1%
	Ohashi Technica, Inc.	36,600	439,888	0.0%
#	Ohsho Food Service Corp.	66,700	2,511,466	0.1%
	Onward Holdings Co., Ltd.	736,000	5,149,882	0.2%
	Ootoya Holdings Co., Ltd.	9,400	160,040	0.0%
#*	OPT Holdings, Inc.	86,700	533,157	0.0%
#	Otsuka Kagu, Ltd.	55,600	507,379	0.0%
#	Pacific Industrial Co., Ltd.	248,400	3,152,746	0.1%
#	PAL GROUP Holdings Co., Ltd.	75,500	1,790,833	0.1%
	PALTAC Corp.	214,634	5,062,176	0.2%
	PanaHome Corp.	507,200	4,098,866	0.1%
	PAPYLESS Co., Ltd.	3,100	119,173	0.0%
	Parco Co., Ltd.	123,400	1,088,626	0.0%
	Paris Miki Holdings, Inc.	159,100	632,872	0.0%
#	PC Depot Corp.	234,241	1,240,547	0.1%
	People Co., Ltd.	17,000	337,367	0.0%
	PIA Corp.	15,600	390,141	0.0%
	Piolax, Inc.	56,700	3,759,296	0.1%
*	Pioneer Corp.	1,938,300	3,898,866	0.1%
	Plenus Co., Ltd.	133,800	2,608,827	0.1%
	Press Kogyo Co., Ltd.	577,600	2,545,621	0.1%
	Pressance Corp.	214,000	2,650,242	0.1%
	Proto Corp.	64,100	734,339	0.0%
#	Raccoon Co., Ltd.	30,400	122,162	0.0%
	Renaissance, Inc.	60,600	771,800	0.0%
#*	Renown, Inc.	306,000	295,481	0.0%
#	Resol Holdings Co., Ltd.	168,000	477,681	0.0%
	Rhythm Watch Co., Ltd.	559,000	873,919	0.0%
#	Riberesute Corp.	36,900	247,114	0.0%
#	Ride On Express Co., Ltd.	18,700	138,300	0.0%
#	Right On Co., Ltd.	87,425	751,411	0.0%
	Riken Corp.	54,100	2,045,480	0.1%
	Ringer Hut Co., Ltd.	122,100	2,366,659	0.1%
	Riso Kyoiku Co., Ltd.	211,700	1,072,971	0.0%
	Round One Corp.	456,600	3,160,255	0.1%
#	Royal Holdings Co., Ltd.	186,600	2,979,960	0.1%
#	Sac's Bar Holdings, Inc.	103,450	1,048,346	0.0%
	Saizeriya Co., Ltd.	194,300	4,362,662	0.2%
#	Sakai Ovex Co., Ltd.	29,799	446,281	0.0%
	San Holdings, Inc.	15,400	204,452	0.0%
	Sanden Holdings Corp.	714,000	2,266,591	0.1%
#	Sanei Architecture Planning Co., Ltd.	50,300	745,023	0.0%
	Sangetsu Corp.	328,750	5,689,231	0.2%
#	Sanko Marketing Foods Co., Ltd.	27,800	226,506	0.0%
	Sankyo Seiko Co., Ltd.	183,400	625,419	0.0%
	Sanoh Industrial Co., Ltd.	136,500	965,552	0.0%
#	Sanrio Co., Ltd.	306,400	5,768,593	0.2%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Sanyo Electric Railway Co., Ltd.	296,000	$1,539,782	0.1%
	Sanyo Housing Nagoya Co., Ltd.	46,100	430,532	0.0%
#	Sanyo Shokai, Ltd.	694,000	1,043,805	0.0%
	Sato Restaurant Systems Co., Ltd.	41,700	291,414	0.0%
#	Scroll Corp.	166,300	488,768	0.0%
#	Seiko Holdings Corp.	979,407	3,466,074	0.1%
	Seiren Co., Ltd.	306,800	3,759,753	0.1%
	Senshukai Co., Ltd.	174,500	1,056,047	0.0%
#	Septeni Holdings Co., Ltd.	609,000	2,082,471	0.1%
#	SFP Dining Co., Ltd.	49,600	628,008	0.0%
#	Shidax Corp.	105,200	392,338	0.0%
	Shikibo, Ltd.	779,000	912,733	0.0%
	Shimachu Co., Ltd.	297,200	7,908,168	0.3%
	Shimojima Co., Ltd.	27,900	266,834	0.0%
	Shobunsha Publications, Inc.	258,500	1,466,704	0.1%
	Shochiku Co., Ltd.	54,000	598,903	0.0%
	Shoei Co., Ltd.	44,400	793,418	0.0%
	Showa Corp.	317,500	2,204,727	0.1%
	SKY Perfect JSAT Holdings, Inc.	764,600	3,512,810	0.1%
#	Snow Peak, Inc.	22,200	578,524	0.0%
	SNT Corp.	90,600	511,478	0.0%
#	Soft99 Corp.	68,600	468,663	0.0%
#	Sotoh Co., Ltd.	41,400	403,533	0.0%
	SPK Corp.	19,800	403,517	0.0%
	St Marc Holdings Co., Ltd.	101,400	3,079,268	0.1%
	Starts Corp., Inc.	178,400	3,010,636	0.1%
	Step Co., Ltd.	40,700	469,181	0.0%
#	Studio Alice Co., Ltd.	57,700	1,067,779	0.0%
	Suminoe Textile Co., Ltd.	323,000	694,626	0.0%
	Sumitomo Riko Co., Ltd.	235,200	2,304,005	0.1%
#	Sun Corp.	52,500	317,565	0.0%
	Suncall Corp.	27,000	127,360	0.0%
	T RAD Co., Ltd.	412,000	1,024,414	0.0%
	T-Gaia Corp.	155,100	2,520,006	0.1%
	Tachi-S Co., Ltd.	166,140	2,782,613	0.1%
#	Tachikawa Corp.	52,400	395,092	0.0%
	Taiho Kogyo Co., Ltd.	98,200	1,372,027	0.1%
#*	Takata Corp.	168,000	1,232,265	0.1%
	Take And Give Needs Co., Ltd.	54,070	337,268	0.0%
	Takihyo Co., Ltd.	79,000	307,207	0.0%
#	Tama Home Co., Ltd.	95,900	430,187	0.0%
	Tamron Co., Ltd.	128,500	2,128,808	0.1%
#	TASAKI & Co., Ltd.	88,900	1,194,106	0.1%
	TBK Co., Ltd.	115,600	491,401	0.0%
	Tear Corp.	7,100	38,892	0.0%
	Tenpos Busters Co., Ltd.	5,000	74,909	0.0%
	Tigers Polymer Corp.	50,600	345,832	0.0%
	Toa Corp.	127,800	1,145,522	0.0%
#*	Toabo Corp.	54,799	256,057	0.0%
	Toei Animation Co., Ltd.	26,100	1,345,829	0.1%
	Toei Co., Ltd.	449,000	3,884,796	0.1%
	Tohokushinsha Film Corp.	22,500	140,040	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Tokai Rika Co., Ltd.	318,800	$6,382,027	0.2%
	Token Corp.	47,550	3,372,554	0.1%
	Tokyo Dome Corp.	567,100	5,580,234	0.2%
#	Tokyo Individualized Educational Institute, Inc.	112,900	912,840	0.0%
	Tokyo Radiator Manufacturing Co., Ltd.	1,700	14,152	0.0%
#	Tokyotokeiba Co., Ltd.	758,000	1,737,098	0.1%
#	Tokyu Recreation Co., Ltd.	83,000	559,519	0.0%
	Tomy Co., Ltd.	440,593	4,668,519	0.2%
	Topre Corp.	264,300	6,599,452	0.2%
	Toridoll Holdings Corp.	146,300	3,149,669	0.1%
	Torikizoku Co., Ltd.	43,700	934,337	0.0%
	Tosho Co., Ltd.	51,200	2,352,431	0.1%
#	Tow Co., Ltd.	69,300	385,335	0.0%
	Toyo Tire & Rubber Co., Ltd.	623,700	7,746,745	0.3%
	TPR Co., Ltd.	131,000	3,676,080	0.1%
	TS Tech Co., Ltd.	291,000	7,481,017	0.3%
	TSI Holdings Co., Ltd.	436,295	2,610,842	0.1%
#	Tsukada Global Holdings, Inc.	109,400	636,152	0.0%
	Tsukamoto Corp. Co., Ltd.	190,000	207,819	0.0%
	Tsutsumi Jewelry Co., Ltd.	48,600	811,891	0.0%
	TV Asahi Holdings Corp.	63,100	1,243,209	0.1%
	Tv Tokyo Holdings Corp.	86,300	1,708,010	0.1%
#*	Tyo, Inc.	352,400	458,308	0.0%
#	U-Shin, Ltd.	114,300	747,646	0.0%
	Umenohana Co., Ltd.	1,000	22,856	0.0%
	Unipres Corp.	230,700	4,580,688	0.2%
#	United Arrows, Ltd.	155,700	4,294,125	0.2%
#*	Unitika, Ltd.	3,992,000	2,860,432	0.1%
*	Universal Entertainment Corp.	116,400	3,355,774	0.1%
	Usen Corp.	685,080	2,479,843	0.1%
	ValueCommerce Co., Ltd.	57,700	161,571	0.0%
#	Vector, Inc.	166,500	1,671,161	0.1%
	VIA Holdings, Inc.	30,000	266,182	0.0%
#	Village Vanguard Co., Ltd.	32,100	323,891	0.0%
#	VT Holdings Co., Ltd.	504,700	2,485,122	0.1%
	Wacoal Holdings Corp.	676,000	7,869,935	0.3%
#	WATAMI Co., Ltd.	141,100	1,332,132	0.1%
	Watts Co., Ltd.	3,300	31,400	0.0%
	Workman Co., Ltd.	2,200	64,368	0.0%
	Wowow, Inc.	49,200	1,473,389	0.1%
	Xebio Holdings Co., Ltd.	159,900	2,465,266	0.1%
	Yachiyo Industry Co., Ltd.	24,000	212,987	0.0%
	Yamato International, Inc.	13,900	47,867	0.0%
	Yellow Hat, Ltd.	92,700	2,000,202	0.1%
#	Yomiuri Land Co., Ltd.	239,000	987,342	0.0%
	Yondoshi Holdings, Inc.	17,520	369,499	0.0%
	Yorozu Corp.	110,100	1,580,000	0.1%
	Yoshinoya Holdings Co., Ltd.	54,500	747,169	0.0%
#	Yume No Machi Souzou Iinkai Co., Ltd.	14,300	334,203	0.0%
	Yutaka Giken Co., Ltd.	3,100	61,294	0.0%
	Zenrin Co., Ltd.	161,500	2,927,966	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
#	Zojirushi Corp.	232,300	$3,112,010	0.1%
Total Consumer Discretionary			581,847,422	19.2%
Consumer Staples — (7.4%)
	Aeon Hokkaido Corp.	273,900	1,382,056	0.0%
	Ain Holdings, Inc.	124,600	8,235,354	0.3%
	Albis Co., Ltd.	9,500	263,840	0.0%
	Arcs Co., Ltd.	232,800	5,226,793	0.2%
	Ariake Japan Co., Ltd.	115,800	6,187,610	0.2%
	Artnature, Inc.	113,600	686,716	0.0%
	Axial Retailing, Inc.	88,900	3,049,524	0.1%
	Belc Co., Ltd.	59,400	2,288,154	0.1%
	Bourbon Corp.	9,300	190,424	0.0%
	C'BON COSMETICS Co., Ltd.	3,000	61,368	0.0%
	Cawachi, Ltd.	91,800	2,287,333	0.1%
	Chubu Shiryo Co., Ltd.	119,300	1,035,457	0.0%
#	Chuo Gyorui Co., Ltd.	93,000	220,312	0.0%
	Ci:z Holdings Co., Ltd.	157,300	4,419,456	0.2%
	Coca-Cola East Japan Co., Ltd.	108,400	2,386,331	0.1%
	Cocokara fine, Inc.	109,660	4,022,363	0.1%
	Cota Co., Ltd.	4,500	49,296	0.0%
	Create SD Holdings Co., Ltd.	164,400	3,514,999	0.1%
#	Daikokutenbussan Co., Ltd.	38,300	1,605,706	0.1%
	DyDo Group Holdings, Inc.	47,100	2,448,022	0.1%
#	Earth Chemical Co., Ltd.	26,300	1,068,805	0.0%
	Eco's Co., Ltd.	22,000	245,599	0.0%
	FamilyMart UNY Holdings Co., Ltd.	—	27	0.0%
	Fancl Corp.	95,300	1,331,689	0.0%
	Feed One Co., Ltd.	812,440	1,075,335	0.0%
*	First Baking Co., Ltd.	183,000	214,377	0.0%
	Fuji Oil Holdings, Inc.	362,600	7,112,207	0.2%
	Fujicco Co., Ltd.	90,400	1,864,369	0.1%
#	Genky Stores, Inc.	24,200	1,161,794	0.0%
#	HABA Laboratories, Inc.	3,300	109,809	0.0%
	Hagoromo Foods Corp.	39,000	432,570	0.0%
	Halows Co., Ltd.	19,300	395,713	0.0%
*	Hayashikane Sangyo Co., Ltd.	24,200	178,184	0.0%
	Heiwado Co., Ltd.	182,000	4,290,317	0.1%
#	Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	486,732	0.0%
	Hokuto Corp.	152,100	2,742,821	0.1%
#	House Foods Group, Inc.	99,700	2,062,810	0.1%
	Ichimasa Kamaboko Co., Ltd.	3,300	32,252	0.0%
#	Inageya Co., Ltd.	177,800	2,248,446	0.1%
	Itochu-Shokuhin Co., Ltd.	26,800	1,001,679	0.0%
	Iwatsuka Confectionery Co., Ltd.	2,200	76,816	0.0%
	J-Oil Mills, Inc.	56,300	1,918,065	0.1%
	Kadoya Sesame Mills, Inc.	400	12,790	0.0%
#	Kakiyasu Honten Co., Ltd.	27,700	457,757	0.0%
	Kameda Seika Co., Ltd.	72,000	3,283,803	0.1%
	Kaneko Seeds Co., Ltd.	28,700	371,626	0.0%
	Kato Sangyo Co., Ltd.	119,100	2,784,135	0.1%
#	Kenko Mayonnaise Co., Ltd.	58,500	1,648,517	0.1%

The Japanese Small Company Series
continued

		Shares	Value††	Percentage of Net Assets**
Consumer Staples — (Continued)
#	Key Coffee, Inc.	109,700	$2,042,005	0.1%
	Kirindo Holdings Co., Ltd.	29,300	208,182	0.0%
	Kobe Bussan Co., Ltd.	78,000	2,730,949	0.1%
#	Kotobuki Spirits Co., Ltd.	107,100	2,553,153	0.1%
	Kusuri no Aoki Holdings Co., Ltd.	92,700	4,124,406	0.1%
	Kyokuyo Co., Ltd.	58,699	1,369,656	0.0%
	Life Corp.	165,100	4,645,666	0.2%
	Mandom Corp.	104,400	4,494,644	0.2%
	Marudai Food Co., Ltd.	602,000	2,537,073	0.1%
	Maruha Nichiro Corp.	244,307	6,582,885	0.2%
#	Maxvalu Nishinihon Co., Ltd.	5,600	79,551	0.0%
#	Maxvalu Tokai Co., Ltd.	49,300	795,653	0.0%
	Medical System Network Co., Ltd.	143,300	527,813	0.0%
	Megmilk Snow Brand Co., Ltd.	88,700	2,438,199	0.1%
	Meito Sangyo Co., Ltd.	52,200	617,541	0.0%
	Milbon Co., Ltd.	66,576	2,515,734	0.1%
	Ministop Co., Ltd.	92,800	1,620,108	0.1%
	Mitsubishi Shokuhin Co., Ltd.	81,100	2,406,662	0.1%
	Mitsui Sugar Co., Ltd.	112,770	2,415,575	0.1%
	Miyoshi Oil & Fat Co., Ltd.	379,000	469,255	0.0%
	Morinaga & Co., Ltd.	40,300	1,676,431	0.1%
	Morinaga Milk Industry Co., Ltd.	1,164,000	8,368,211	0.3%
	Morozoff, Ltd.	189,000	815,312	0.0%
	Nagatanien Holdings Co., Ltd.	138,000	1,647,461	0.1%
	Nakamuraya Co., Ltd.	18,400	784,677	0.0%
	Natori Co., Ltd.	39,700	645,731	0.0%
	Nichimo Co., Ltd.	170,000	251,115	0.0%
	Nihon Chouzai Co., Ltd.	28,760	1,070,357	0.0%
	Niitaka Co., Ltd.	2,060	25,522	0.0%
	Nippon Beet Sugar Manufacturing Co., Ltd.	66,100	1,310,086	0.0%
	Nippon Flour Mills Co., Ltd.	361,000	5,009,985	0.2%
	Nippon Suisan Kaisha, Ltd.	1,570,900	7,541,841	0.3%
	Nisshin Oillio Group, Ltd. (The)	793,000	3,642,215	0.1%
	Nissin Sugar Co., Ltd.	62,600	884,313	0.0%
	Nitto Fuji Flour Milling Co., Ltd.	6,400	210,056	0.0%
	Noevir Holdings Co., Ltd.	61,300	1,916,156	0.1%
	Oenon Holdings, Inc.	307,000	679,475	0.0%
#	OIE Sangyo Co., Ltd.	20,900	195,446	0.0%
	Okuwa Co., Ltd.	123,000	1,234,215	0.0%
	Olympic Group Corp.	63,100	337,176	0.0%
#	OUG Holdings, Inc.	34,000	76,107	0.0%
	Prima Meat Packers, Ltd.	956,000	3,396,448	0.1%
	Qol Co., Ltd.	90,900	1,085,777	0.0%
	Riken Vitamin Co., Ltd.	74,100	2,995,110	0.1%
	Rock Field Co., Ltd.	132,000	1,785,278	0.1%
	Rokko Butter Co., Ltd.	69,000	1,489,291	0.1%
#	S Foods, Inc.	77,062	1,996,993	0.1%
	S&B Foods, Inc.	499	21,293	0.0%
	Sagami Rubber Industries Co., Ltd.	2,000	15,463	0.0%
	Sakata Seed Corp.	154,500	4,357,664	0.1%
	San-A Co., Ltd.	101,200	4,887,735	0.2%
	Sapporo Holdings, Ltd.	200,000	5,138,430	0.2%

The Japanese Small Company Series
continued

		Shares	Value††	Percentage of Net Assets**
Consumer Staples — (Continued)
#	Shoei Foods Corp.	75,600	$1,428,164	0.1%
	Showa Sangyo Co., Ltd.	609,000	3,124,156	0.1%
	Sogo Medical Co., Ltd.	55,800	2,045,373	0.1%
	ST Corp.	81,200	1,052,888	0.0%
#	Starzen Co., Ltd.	55,800	2,301,764	0.1%
	Takara Holdings, Inc.	980,300	9,002,362	0.3%
	Tobu Store Co., Ltd.	19,000	460,686	0.0%
	Toho Co., Ltd.	44,100	953,302	0.0%
	Tohto Suisan Co., Ltd.	17,299	269,678	0.0%
#	Torigoe Co., Ltd. (The)	82,000	545,935	0.0%
	Toyo Sugar Refining Co., Ltd.	157,000	154,394	0.0%
	Transaction Co., Ltd.	9,500	134,068	0.0%
	United Super Markets Holdings, Inc.	300,300	2,529,309	0.1%
	Valor Holdings Co., Ltd.	220,500	5,737,992	0.2%
	Warabeya Nichiyo Holdings Co., Ltd.	85,460	1,802,216	0.1%
	Watahan & Co., Ltd.	27,500	385,324	0.0%
	YA-MAN, Ltd.	800	39,814	0.0%
#	Yaizu Suisankagaku Industry Co., Ltd.	46,100	437,638	0.0%
	Yakuodo Co., Ltd.	54,300	1,012,856	0.0%
	Yamatane Corp.	53,500	725,559	0.0%
#	Yamaya Corp.	25,600	373,843	0.0%
	Yamazawa Co., Ltd.	700	10,546	0.0%
	Yaoko Co., Ltd.	111,400	4,431,528	0.2%
#	Yokohama Reito Co., Ltd.	291,700	2,555,311	0.1%
	Yomeishu Seizo Co., Ltd.	49,800	799,536	0.0%
	Yuasa Funashoku Co., Ltd.	125,000	335,351	0.0%
	Yutaka Foods Corp.	6,000	98,644	0.0%
Total Consumer Staples			241,584,475	8.0%

Energy — (1.0%)
#	BP Castrol K.K.	57,400	680,338	0.0%
	Cosmo Energy Holdings Co., Ltd.	363,000	5,089,753	0.2%
	Fuji Kosan Co., Ltd.	33,100	128,341	0.0%
*	Fuji Oil Co., Ltd.	284,800	927,181	0.0%
	Itochu Enex Co., Ltd.	302,200	2,368,205	0.1%
#	Japan Drilling Co., Ltd.	41,100	857,119	0.0%
	Japan Oil Transportation Co., Ltd.	8,400	174,072	0.0%
	Japan Petroleum Exploration Co., Ltd.	190,600	4,225,502	0.2%
	Mitsuuroko Group Holdings Co., Ltd.	181,700	1,078,087	0.0%
#	Modec, Inc.	108,300	1,726,278	0.1%
	Nippon Coke & Engineering Co., Ltd.	1,272,800	1,163,465	0.0%
	Nippon Gas Co., Ltd.	206,100	5,904,166	0.2%
	Sala Corp.	208,100	1,158,110	0.0%
	San-Ai Oil Co., Ltd.	310,000	2,213,817	0.1%
	Shinko Plantech Co., Ltd.	237,200	1,721,630	0.1%
	Sinanen Holdings Co., Ltd.	52,000	948,329	0.0%
	Toa Oil Co., Ltd.	415,000	507,051	0.0%
	Toyo Kanetsu K.K.	568,000	1,526,337	0.1%
Total Energy			32,397,781	1.1%

Financials — (9.0%)
	77 Bank, Ltd. (The)	1,749,760	8,427,668	0.3%

The Japanese Small Company Series
continued

		Shares	Value††	Percentage of Net Assets**
Financials — (Continued)
#	Accretive Co., Ltd.	57,800	$236,420	0.0%
	Advance Create Co., Ltd.	3,200	48,471	0.0%
	Aichi Bank, Ltd. (The)	51,700	2,916,724	0.1%
	Aizawa Securities Co., Ltd.	162,800	911,475	0.0%
	Akita Bank, Ltd. (The)	1,079,400	3,486,958	0.1%
	Anicom Holdings, Inc.	88,500	1,829,299	0.1%
	Aomori Bank, Ltd. (The)	1,186,000	3,973,469	0.1%
	Asax Co., Ltd.	1,700	23,556	0.0%
	Awa Bank, Ltd. (The)	1,178,000	7,178,698	0.2%
#	Bank of Iwate, Ltd. (The)	99,400	4,000,471	0.1%
	Bank of Kochi, Ltd. (The)	301,000	342,089	0.0%
#	Bank of Nagoya, Ltd. (The)	102,430	3,630,519	0.1%
	Bank of Okinawa, Ltd. (The)	132,960	4,836,381	0.2%
	Bank of Saga, Ltd. (The)	808,000	2,059,881	0.1%
	Bank of the Ryukyus, Ltd.	227,380	2,980,862	0.1%
	Bank of Toyama, Ltd. (The)	300	11,514	0.0%
	Chiba Kogyo Bank, Ltd. (The)	259,600	1,311,512	0.0%
#	Chukyo Bank, Ltd. (The)	70,000	1,403,730	0.1%
#	Daisan Bank, Ltd. (The)	85,500	1,328,950	0.1%
	Daishi Bank, Ltd. (The)	2,071,000	9,273,305	0.3%
	Daito Bank, Ltd. (The)	873,000	1,246,907	0.0%
	Dream Incubator, Inc.	8,300	143,072	0.0%
#	DSB Co., Ltd.	55,800	298,311	0.0%
	eGuarantee, Inc.	39,200	828,549	0.0%
#	Ehime Bank, Ltd. (The)	190,600	2,245,189	0.1%
	Eighteenth Bank, Ltd. (The)	1,048,000	3,121,321	0.1%
	FIDEA Holdings Co., Ltd.	874,800	1,559,153	0.1%
#	Financial Products Group Co., Ltd.	409,700	3,529,693	0.1%
	Fukui Bank, Ltd. (The)	1,317,000	3,313,824	0.1%
	Fukushima Bank, Ltd. (The)	1,421,000	1,177,922	0.0%
	Fuyo General Lease Co., Ltd.	92,800	4,425,142	0.2%
	GCA Corp.	119,400	837,743	0.0%
	GMO Click Holdings, Inc.	19,500	143,848	0.0%
	Gunma Bank, Ltd. (The)	458,100	2,503,384	0.1%
	Hokkoku Bank, Ltd. (The)	1,742,000	6,184,349	0.2%
	Hokuetsu Bank, Ltd. (The)	130,000	2,941,461	0.1%
	Hokuhoku Financial Group, Inc.	364,900	6,286,485	0.2%
	Hyakugo Bank, Ltd. (The)	1,614,609	6,552,965	0.2%
	Hyakujushi Bank, Ltd. (The)	1,584,000	5,370,322	0.2%
	IBJ Leasing Co., Ltd.	116,300	2,596,496	0.1%
	Ichiyoshi Securities Co., Ltd.	229,400	1,755,176	0.1%
	IwaiCosmo Holdings, Inc.	106,900	998,857	0.0%
	Iyo Bank, Ltd. (The)	419,200	2,885,094	0.1%
	J Trust Co., Ltd.	171,900	1,735,738	0.1%
	Jaccs Co., Ltd.	449,000	1,983,489	0.1%
	Jafco Co., Ltd.	218,500	7,153,050	0.2%
	Japan Securities Finance Co., Ltd.	352,600	1,917,755	0.1%
	Jimoto Holdings, Inc.	533,300	902,679	0.0%
	Juroku Bank, Ltd. (The)	2,085,000	7,295,171	0.2%
	kabu.com Securities Co., Ltd.	1,026,600	3,527,332	0.1%
	Kansai Urban Banking Corp.	149,200	1,859,500	0.1%
	Keiyo Bank, Ltd. (The)	1,576,000	7,130,615	0.2%

The Japanese Small Company Series
continued

		Shares	Value††	Percentage of Net Assets**
Financials — (Continued)
	Kita-Nippon Bank, Ltd. (The)	49,506	$1,319,513	0.0%
	Kiyo Bank, Ltd. (The)	396,690	6,327,307	0.2%
	Kosei Securities Co., Ltd. (The)	67,000	113,420	0.0%
	Kyokuto Securities Co., Ltd.	128,800	1,899,766	0.1%
	Kyushu Financial Group, Inc.	410,520	2,781,478	0.1%
*	M&A Capital Partners Co., Ltd.	27,300	746,201	0.0%
#	Marusan Securities Co., Ltd.	119,100	1,002,118	0.0%
	Matsui Securities Co., Ltd.	77,900	669,937	0.0%
#	Michinoku Bank, Ltd. (The)	846,000	1,611,176	0.1%
	Mie Bank, Ltd. (The)	52,300	1,041,547	0.0%
#	Minato Bank, Ltd. (The)	108,400	1,936,943	0.1%
	Mito Securities Co., Ltd.	338,500	941,527	0.0%
	Miyazaki Bank, Ltd. (The)	931,000	2,866,109	0.1%
#	Monex Group, Inc.	1,215,700	3,375,164	0.1%
#	Money Partners Group Co., Ltd.	88,700	412,428	0.0%
	Musashino Bank, Ltd. (The)	206,000	5,925,765	0.2%
#	Nagano Bank, Ltd. (The)	51,799	900,263	0.0%
	Nanto Bank, Ltd. (The)	121,600	4,615,158	0.2%
	New Real Property K.K.	43,900	—	0.0%
*	Nishi-Nippon Financial Holdings, Inc.	499,600	5,227,900	0.2%
	North Pacific Bank, Ltd.	2,303,600	9,486,865	0.3%
	OAK Capital Corp.	265,200	391,103	0.0%
	Ogaki Kyoritsu Bank, Ltd. (The)	1,857,000	7,218,214	0.2%
#	Oita Bank, Ltd. (The)	1,014,900	3,785,395	0.1%
	Okasan Securities Group, Inc.	775,000	4,773,121	0.2%
	Pocket Card Co., Ltd.	26,900	129,049	0.0%
	Ricoh Leasing Co., Ltd.	96,900	2,981,520	0.1%
	San-In Godo Bank, Ltd. (The)	957,000	7,973,031	0.3%
#	Sawada Holdings Co., Ltd.	142,000	1,143,590	0.0%
	Senshu Ikeda Holdings, Inc.	1,424,200	6,558,571	0.2%
#	Shiga Bank, Ltd. (The)	1,365,000	7,418,540	0.3%
	Shikoku Bank, Ltd. (The)	1,210,000	2,954,883	0.1%
	Shimane Bank, Ltd. (The)	16,600	194,174	0.0%
	Shimizu Bank, Ltd. (The)	48,000	1,502,276	0.1%
#	Sparx Group Co., Ltd.	573,900	1,111,680	0.0%
	Taiko Bank, Ltd. (The)	219,000	491,881	0.0%
#	Takagi Securities Co., Ltd.	224,000	430,875	0.0%
	Tochigi Bank, Ltd. (The)	705,000	3,458,875	0.1%
	Toho Bank, Ltd. (The)	1,323,200	4,938,084	0.2%
	Tohoku Bank, Ltd. (The)	588,000	783,934	0.0%
	Tokai Tokyo Financial Holdings, Inc.	1,190,900	6,319,583	0.2%
	Tokyo TY Financial Group, Inc.	155,338	5,406,780	0.2%
	Tomato Bank, Ltd.	48,400	663,004	0.0%
	TOMONY Holdings, Inc.	913,950	4,722,278	0.2%
	Tottori Bank, Ltd. (The)	35,300	576,759	0.0%
	Towa Bank, Ltd. (The)	2,066,000	1,957,780	0.1%
	Toyo Securities Co., Ltd.	419,000	1,011,425	0.0%
	Tsukuba Bank, Ltd.	495,100	1,466,925	0.1%
#	Yamagata Bank, Ltd. (The)	854,500	3,599,088	0.1%
	Yamanashi Chuo Bank, Ltd. (The)	976,000	4,639,150	0.2%
Total Financials			296,464,697	9.8%

The Japanese Small Company Series
continued

		Shares	Value††	Percentage of Net Assets**
Health Care — (4.0%)
	As One Corp.	86,768	$3,604,592	0.1%
#	ASKA Pharmaceutical Co., Ltd.	131,300	1,911,206	0.1%
	Biofermin Pharmaceutical Co., Ltd.	13,900	347,055	0.0%
	BML, Inc.	136,600	3,252,084	0.1%
#	CMIC Holdings Co., Ltd.	72,200	934,154	0.0%
	Create Medic Co., Ltd.	28,000	229,189	0.0%
#	Daiken Medical Co., Ltd.	101,500	697,515	0.0%
	Daito Pharmaceutical Co., Ltd.	69,580	1,337,982	0.1%
	Dvx, Inc.	7,700	90,173	0.0%
	Eiken Chemical Co., Ltd.	95,200	2,502,921	0.1%
	EPS Holdings, Inc.	198,600	2,311,744	0.1%
	FALCO HOLDINGS Co., Ltd.	45,700	574,366	0.0%
#	FINDEX, Inc.	98,600	797,945	0.0%
	Fuji Pharma Co., Ltd.	46,200	1,065,631	0.0%
	Fukuda Denshi Co., Ltd.	2,400	132,196	0.0%
	Fuso Pharmaceutical Industries, Ltd.	41,500	988,039	0.0%
	Hogy Medical Co., Ltd.	71,300	4,390,969	0.2%
	Iwaki & Co., Ltd.	154,000	294,816	0.0%
	Japan Lifeline Co., Ltd.	99,400	1,974,102	0.1%
	Japan Medical Dynamic Marketing, Inc.	108,100	762,740	0.0%
	Jeol, Ltd.	512,000	2,229,827	0.1%
	JMS Co., Ltd.	157,000	406,041	0.0%
	Kawasumi Laboratories, Inc.	69,100	399,832	0.0%
	Kissei Pharmaceutical Co., Ltd.	163,700	4,070,983	0.1%
	KYORIN Holdings, Inc.	276,100	5,908,329	0.2%
#	Linical Co., Ltd.	80,000	857,885	0.0%
	Mani, Inc.	134,700	3,202,374	0.1%
	Menicon Co., Ltd.	40,800	1,148,331	0.1%
	Mochida Pharmaceutical Co., Ltd.	78,399	5,433,309	0.2%
#	N Field Co., Ltd.	67,900	786,249	0.0%
	Nagaileben Co., Ltd.	51,200	1,115,042	0.0%
	Nakanishi, Inc.	117,700	4,549,248	0.2%
	ND Software Co., Ltd.	5,200	54,660	0.0%
#	Nichi-iko Pharmaceutical Co., Ltd.	264,250	3,769,726	0.1%
#	NichiiGakkan Co., Ltd.	244,000	1,755,952	0.1%
	Nikkiso Co., Ltd.	391,100	3,708,386	0.1%
	Nippon Chemiphar Co., Ltd.	17,100	795,788	0.0%
	Nipro Corp.	702,100	7,661,180	0.3%
	Nissui Pharmaceutical Co., Ltd.	69,700	768,371	0.0%
	Paramount Bed Holdings Co., Ltd.	114,200	4,562,138	0.2%
	Rion Co., Ltd.	44,300	612,603	0.0%
#	Rohto Pharmaceutical Co., Ltd.	546,700	8,575,059	0.3%
	Seed Co., Ltd.	12,200	208,416	0.0%
*	Shin Nippon Biomedical Laboratories, Ltd.	22,500	112,384	0.0%
	Ship Healthcare Holdings, Inc.	279,700	7,170,039	0.2%
	Shofu, Inc.	35,700	411,629	0.0%
	Software Service, Inc.	18,000	865,382	0.0%
	Taiko Pharmaceutical Co., Ltd.	51,400	813,795	0.0%
	Techno Medica Co., Ltd.	26,400	443,031	0.0%
#	Toho Holdings Co., Ltd.	321,000	6,397,573	0.2%
	Tokai Corp.	59,700	2,030,985	0.1%
	Torii Pharmaceutical Co., Ltd.	81,400	1,797,679	0.1%

The Japanese Small Company Series
continued

		Shares	Value††	Percentage of Net Assets**
Health Care — (Continued)
#	Towa Pharmaceutical Co., Ltd.	59,100	$2,313,071	0.1%
	Tsukui Corp.	339,000	2,291,857	0.1%
	Tsumura & Co.	359,800	9,902,975	0.3%
	Uchiyama Holdings Co., Ltd.	24,200	88,983	0.0%
#	Vital KSK Holdings, Inc.	206,600	1,747,341	0.1%
#	Wakamoto Pharmaceutical Co., Ltd.	107,000	227,815	0.0%
	WIN-Partners Co., Ltd.	41,600	358,128	0.0%
	ZERIA Pharmaceutical Co., Ltd.	128,099	1,972,825	0.1%
Total Health Care			129,724,640	4.3%

Industrials — (26.6%)
#	A&A Material Corp.	127,000	138,842	0.0%
	Abist Co., Ltd.	6,000	184,162	0.0%
	Advan Co., Ltd.	167,700	1,724,516	0.1%
	Advanex, Inc.	22,099	308,329	0.0%
	Aeon Delight Co., Ltd.	111,400	3,108,021	0.1%
	Aica Kogyo Co., Ltd.	314,300	8,273,967	0.3%
	Aichi Corp.	202,700	1,418,798	0.1%
#	Aida Engineering, Ltd.	344,200	3,255,077	0.1%
	AIT Corp.	22,700	211,687	0.0%
	Ajis Co., Ltd.	10,700	500,413	0.0%
#	Alinco, Inc.	70,300	632,347	0.0%
	Alps Logistics Co., Ltd.	98,600	568,770	0.0%
	Altech Corp.	44,750	945,430	0.0%
	Anest Iwata Corp.	185,100	1,810,167	0.1%
#*	Arrk Corp.	422,400	424,804	0.0%
	Asahi Diamond Industrial Co., Ltd.	328,200	2,391,137	0.1%
	Asahi Kogyosha Co., Ltd.	25,000	624,086	0.0%
	Asanuma Corp.	383,000	1,250,886	0.0%
	Asunaro Aoki Construction Co., Ltd.	142,800	953,464	0.0%
	Bando Chemical Industries, Ltd.	231,000	2,042,693	0.1%
	Benefit One, Inc.	96,900	2,394,940	0.1%
	Bunka Shutter Co., Ltd.	346,100	2,660,626	0.1%
	Canare Electric Co., Ltd.	3,500	62,933	0.0%
	Career Design Center Co., Ltd.	28,800	312,389	0.0%
	Central Glass Co., Ltd.	1,214,000	5,648,659	0.2%
#	Central Security Patrols Co., Ltd.	48,200	863,679	0.0%
	Chilled & Frozen Logistics Holdings Co., Ltd.	22,000	251,992	0.0%
#	Chiyoda Corp.	993,000	6,854,261	0.2%
	Chiyoda Integre Co., Ltd.	74,300	1,494,444	0.1%
	Chudenko Corp.	157,900	3,479,451	0.1%
	Chugai Ro Co., Ltd.	373,000	716,340	0.0%
	Chuo Warehouse Co., Ltd.	900	8,246	0.0%
	CKD Corp.	341,900	3,867,162	0.1%
	Comany, Inc.	3,100	45,271	0.0%
	Cosel Co., Ltd.	120,800	1,291,512	0.1%
	Creek & River Co., Ltd.	18,700	133,886	0.0%
	CTI Engineering Co., Ltd.	72,300	642,302	0.0%
	CTS Co., Ltd.	900	11,283	0.0%
	Dai-Dan Co., Ltd.	160,000	1,333,848	0.1%
	Daido Kogyo Co., Ltd.	200,000	446,769	0.0%
	Daifuku Co., Ltd.	303,400	6,445,671	0.2%

The Japanese Small Company Series
continued

		Shares	Value††	Percentage of Net Assets**
Industrials — (Continued)
	Daihatsu Diesel Manufacturing Co., Ltd.	86,000	$522,992	0.0%
	Daihen Corp.	641,000	3,951,242	0.1%
	Daiho Corp.	521,000	2,456,246	0.1%
	Daiichi Jitsugyo Co., Ltd.	260,000	1,483,817	0.1%
#*	Daikokuya Holdings Co., Ltd.	389,900	289,741	0.0%
	Daiseki Co., Ltd.	216,263	4,425,425	0.2%
#	Daiseki Eco. Solution Co., Ltd.	22,200	273,020	0.0%
#	Daisue Construction Co., Ltd.	41,100	335,252	0.0%
	Daiwa Industries, Ltd.	173,000	1,311,499	0.1%
#*	Danto Holdings Corp.	165,000	272,338	0.0%
	Denyo Co., Ltd.	86,300	1,167,630	0.0%
#	DMG Mori Co., Ltd.	434,800	5,265,372	0.2%
	DMW Corp.	4,800	75,295	0.0%
	Duskin Co., Ltd.	224,100	4,601,611	0.2%
#	Ebara Jitsugyo Co., Ltd.	39,300	451,741	0.0%
#	EF-ON, Inc.	50,300	407,387	0.0%
	Eidai Co., Ltd.	124,000	537,241	0.0%
	en-japan, Inc.	134,500	2,404,838	0.1%
	Endo Lighting Corp.	60,200	449,436	0.0%
#*	Enshu, Ltd.	197,000	166,663	0.0%
°	Escrow Agent Japan Co., Ltd.	3,500	46,065	0.0%
	F&M Co., Ltd.	9,400	74,214	0.0%
	Freund Corp.	34,300	460,677	0.0%
	Fudo Tetra Corp.	1,050,500	1,839,430	0.1%
	Fuji Machine Manufacturing Co., Ltd.	119,900	1,368,921	0.1%
	Fujikura, Ltd.	1,935,000	10,478,704	0.4%
	Fujisash Co., Ltd.	505,600	430,630	0.0%
#	Fujitec Co., Ltd.	436,800	5,109,339	0.2%
#	Fukuda Corp.	395,000	3,780,221	0.1%
	Fukushima Industries Corp.	85,300	2,455,629	0.1%
#	Fukuyama Transporting Co., Ltd.	774,400	4,387,675	0.2%
	FULLCAST Holdings Co., Ltd.	121,700	999,767	0.0%
#	Funai Soken Holdings, Inc.	159,360	2,499,392	0.1%
	Furukawa Co., Ltd.	1,800,000	3,267,949	0.1%
	Furukawa Electric Co., Ltd.	462,800	13,505,376	0.5%
	Furusato Industries, Ltd.	52,000	753,079	0.0%
#	Futaba Corp.	206,300	3,459,746	0.1%
	Gecoss Corp.	104,400	989,474	0.0%
	Giken, Ltd.	13,000	210,894	0.0%
	Glory, Ltd.	268,900	8,473,658	0.3%
	GS Yuasa Corp.	2,130,000	8,831,089	0.3%
#	Hamakyorex Co., Ltd.	92,400	1,712,880	0.1%
#	Haneda Zenith Holdings Co., Ltd.	132,100	335,629	0.0%
	Hanwa Co., Ltd.	1,221,000	7,965,602	0.3%
	Hazama Ando Corp.	1,082,400	7,122,602	0.2%
	Helios Techno Holdings Co., Ltd.	11,900	51,860	0.0%
	Hibiya Engineering, Ltd.	118,200	1,676,899	0.1%
	Hirakawa Hewtech Corp.	24,400	268,639	0.0%
	Hirano Tecseed Co., Ltd.	12,800	126,834	0.0%
#	Hirata Corp.	29,500	1,672,608	0.1%
	Hisaka Works, Ltd.	109,500	824,470	0.0%
	Hitachi Koki Co., Ltd.	311,600	3,916,935	0.1%

The Japanese Small Company Series
continued

		Shares	Value††	Percentage of Net Assets**
Industrials — (Continued)
	Hitachi Transport System, Ltd.	278,000	$5,632,096	0.2%
	Hitachi Zosen Corp.	991,379	5,172,876	0.2%
#	Hito Communications, Inc.	35,100	459,487	0.0%
	Hokuetsu Industries Co., Ltd.	107,600	731,303	0.0%
#	Hokuriku Electrical Construction Co., Ltd.	23,000	167,790	0.0%
	Hosokawa Micron Corp.	204,000	1,315,287	0.1%
#	Howa Machinery, Ltd.	72,100	377,905	0.0%
#	Ichiken Co., Ltd.	143,000	524,696	0.0%
	Ichinen Holdings Co., Ltd.	114,200	1,114,395	0.0%
	Idec Corp.	161,700	1,506,697	0.1%
	Iino Kaiun Kaisha, Ltd.	541,400	2,130,047	0.1%
	Inaba Denki Sangyo Co., Ltd.	138,700	4,768,471	0.2%
	Inaba Seisakusho Co., Ltd.	49,700	572,423	0.0%
	Inabata & Co., Ltd.	296,300	3,259,739	0.1%
	Interworks, Inc.	6,800	59,624	0.0%
	Inui Global Logistics Co., Ltd.	71,880	606,839	0.0%
#	Iseki & Co., Ltd.	1,110,000	2,131,599	0.1%
#	Ishii Iron Works Co., Ltd.	11,000	173,844	0.0%
#	Itoki Corp.	215,800	1,361,013	0.1%
	Iwasaki Electric Co., Ltd.	372,000	593,993	0.0%
	Iwatani Corp.	1,087,000	5,768,978	0.2%
#	JAC Recruitment Co., Ltd.	93,100	1,043,717	0.0%
#	Jalux, Inc.	39,500	676,095	0.0%
#	Jamco Corp.	68,400	1,406,492	0.1%
	Japan Foundation Engineering Co., Ltd.	119,500	362,220	0.0%
	Japan Pulp & Paper Co., Ltd.	529,000	1,665,113	0.1%
	Japan Steel Works, Ltd. (The)	398,400	7,047,871	0.2%
	Japan Transcity Corp.	242,000	882,805	0.0%
	JK Holdings Co., Ltd.	89,940	450,461	0.0%
	Juki Corp.	185,800	1,674,913	0.1%
	Kamei Corp.	148,700	1,515,299	0.1%
	Kanaden Corp.	110,600	1,005,025	0.0%
#	Kanagawa Chuo Kotsu Co., Ltd.	190,000	1,183,773	0.0%
	Kanamoto Co., Ltd.	171,600	4,532,183	0.2%
	Kandenko Co., Ltd.	626,000	5,638,821	0.2%
	Kanematsu Corp.	2,438,625	4,097,957	0.1%
#	Katakura Industries Co., Ltd.	137,300	1,604,186	0.1%
	Kato Works Co., Ltd.	61,800	1,599,886	0.1%
	KAWADA TECHNOLOGIES, Inc.	53,700	3,626,086	0.1%
	Kawasaki Kinkai Kisen Kaisha, Ltd.	96,000	240,491	0.0%
#	Kawasaki Kisen Kaisha, Ltd.	3,035,000	6,857,818	0.2%
	Keihin Co., Ltd.	249,000	325,160	0.0%
	KFC, Ltd.	2,000	35,705	0.0%
#*	KI Holdings Co., Ltd.	88,000	253,927	0.0%
#	Kimura Chemical Plants Co., Ltd.	39,900	114,066	0.0%
	King Jim Co., Ltd.	13,000	93,908	0.0%
#	Kinki Sharyo Co., Ltd.	15,299	341,943	0.0%
	Kintetsu World Express, Inc.	191,200	2,645,366	0.1%
	Kitagawa Iron Works Co., Ltd.	49,600	964,703	0.0%
	Kitano Construction Corp.	259,000	711,027	0.0%
#	Kito Corp.	108,500	1,171,078	0.0%
	Kitz Corp.	543,500	2,967,331	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Kobelco Eco-Solutions Co., Ltd.	97,000	$368,765	0.0%
	Koike Sanso Kogyo Co., Ltd.	145,000	363,898	0.0%
#	Kokusai Co., Ltd.	41,700	290,036	0.0%
	Kokuyo Co., Ltd.	525,125	6,032,719	0.2%
	KOMAIHALTEC, Inc.	22,700	414,434	0.0%
	Komatsu Wall Industry Co., Ltd.	40,000	649,092	0.0%
	Komori Corp.	348,700	4,555,588	0.2%
	Kondotec, Inc.	124,000	898,534	0.0%
	Konoike Transport Co., Ltd.	119,200	1,564,538	0.1%
#*	Kosaido Co., Ltd.	248,600	764,273	0.0%
	KRS Corp.	38,100	795,072	0.0%
	Kumagai Gumi Co., Ltd.	2,175,000	5,569,902	0.2%
	Kuroda Electric Co., Ltd.	219,100	4,321,591	0.2%
	Kyodo Printing Co., Ltd.	506,000	1,729,671	0.1%
	Kyokuto Boeki Kaisha, Ltd.	64,000	132,725	0.0%
	Kyokuto Kaihatsu Kogyo Co., Ltd.	185,700	2,490,639	0.1%
	Kyoritsu Printing Co., Ltd.	119,300	324,275	0.0%
	Kyowa Exeo Corp.	481,800	6,920,845	0.2%
	Kyudenko Corp.	219,000	5,868,830	0.2%
	Like Co., Ltd.	22,300	363,196	0.0%
#	Link And Motivation, Inc.	251,400	919,636	0.0%
	Lonseal Corp.	11,600	204,802	0.0%
	Maeda Corp.	821,000	7,140,937	0.2%
	Maeda Kosen Co., Ltd.	109,900	1,202,245	0.0%
	Maeda Road Construction Co., Ltd.	387,000	6,454,215	0.2%
	Maezawa Industries, Inc.	35,700	110,347	0.0%
	Maezawa Kasei Industries Co., Ltd.	54,000	551,414	0.0%
	Maezawa Kyuso Industries Co., Ltd.	49,100	638,240	0.0%
	Makino Milling Machine Co., Ltd.	655,000	5,111,023	0.2%
	Marubeni Construction Material Lease Co., Ltd.	75,000	142,236	0.0%
	Marufuji Sheet Piling Co., Ltd.	58,000	126,374	0.0%
	Maruka Machinery Co., Ltd.	32,200	437,923	0.0%
#	Maruwa Unyu Kikan Co., Ltd.	34,300	847,433	0.0%
	Maruyama Manufacturing Co., Inc.	230,000	373,282	0.0%
	Maruzen Co., Ltd.	46,000	451,304	0.0%
	Maruzen Showa Unyu Co., Ltd.	304,000	1,185,029	0.0%
	Matsuda Sangyo Co., Ltd.	83,782	1,074,975	0.0%
	Matsui Construction Co., Ltd.	135,300	1,225,970	0.0%
	Max Co., Ltd.	191,000	2,330,004	0.1%
	Meidensha Corp.	1,175,050	4,032,951	0.1%
	Meiji Shipping Co., Ltd.	111,000	405,521	0.0%
#	Meisei Industrial Co., Ltd.	251,000	1,221,334	0.0%
	Meitec Corp.	181,300	6,925,850	0.2%
#	Meiwa Corp.	158,000	548,274	0.0%
	Mesco, Inc.	22,000	209,265	0.0%
	METAWATER Co., Ltd.	61,500	1,454,134	0.1%
	Mie Kotsu Group Holdings, Inc.	165,700	548,659	0.0%
	Mirait Holdings Corp.	374,085	3,371,366	0.1%
	Mitani Corp.	68,200	1,866,039	0.1%
	Mitsubishi Kakoki Kaisha, Ltd.	168,000	308,360	0.0%
	Mitsubishi Nichiyu Forklift Co., Ltd.	189,100	1,370,400	0.1%
#	Mitsubishi Pencil Co., Ltd.	100,300	5,266,070	0.2%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Mitsuboshi Belting, Ltd.	328,000	$2,789,067	0.1%
	Mitsui Engineering & Shipbuilding Co., Ltd.	5,109,000	7,900,418	0.3%
	Mitsui Matsushima Co., Ltd.	84,700	933,630	0.0%
	Mitsui-Soko Holdings Co., Ltd.	626,000	1,837,500	0.1%
	Mitsumura Printing Co., Ltd.	93,000	174,096	0.0%
#	Miyaji Engineering Group, Inc.	332,175	543,025	0.0%
	Morita Holdings Corp.	227,700	3,224,617	0.1%
#	NAC Co., Ltd.	61,700	515,316	0.0%
#	Nachi-Fujikoshi Corp.	1,045,000	4,515,343	0.2%
	Nagase & Co., Ltd.	481,100	6,273,890	0.2%
	Naigai Trans Line, Ltd.	3,800	34,919	0.0%
	Nakabayashi Co., Ltd.	211,000	481,061	0.0%
	Nakano Corp.	38,100	197,113	0.0%
	Namura Shipbuilding Co., Ltd.	314,028	2,141,541	0.1%
	Narasaki Sangyo Co., Ltd.	103,000	259,689	0.0%
	NDS Co., Ltd.	24,100	599,063	0.0%
#	NEC Capital Solutions, Ltd.	48,900	757,175	0.0%
	Nichias Corp.	587,000	5,646,503	0.2%
	Nichiban Co., Ltd.	141,000	975,216	0.0%
	Nichiden Corp.	24,700	664,189	0.0%
	Nichiha Corp.	178,680	4,404,705	0.2%
	Nichireki Co., Ltd.	148,000	1,164,907	0.0%
	Nihon Dengi Co., Ltd.	4,700	80,348	0.0%
	Nihon Flush Co., Ltd.	15,700	174,706	0.0%
	Nihon Trim Co., Ltd.	30,700	1,183,387	0.0%
	Nikkato Corp.	700	2,433	0.0%
	Nikko Co., Ltd.	31,800	573,687	0.0%
	Nikkon Holdings Co., Ltd.	356,800	7,429,645	0.3%
	Nippi, Inc.	27,000	190,755	0.0%
	Nippo Corp.	227,000	4,229,117	0.1%
	Nippon Air Conditioning Services Co., Ltd.	40,300	209,700	0.0%
#	Nippon Carbon Co., Ltd.	665,000	1,287,561	0.1%
	Nippon Densetsu Kogyo Co., Ltd.	227,300	3,625,224	0.1%
	Nippon Dry-Chemical Co., Ltd.	300	5,969	0.0%
	Nippon Filcon Co., Ltd.	70,900	348,328	0.0%
	Nippon Hume Corp.	129,400	764,341	0.0%
	Nippon Kanzai Co., Ltd.	88,700	1,374,433	0.1%
	Nippon Koei Co., Ltd.	78,000	1,722,413	0.1%
#	Nippon Parking Development Co., Ltd.	1,224,400	1,735,458	0.1%
	Nippon Rietec Co., Ltd.	7,000	66,761	0.0%
	Nippon Road Co., Ltd. (The)	384,000	1,495,429	0.1%
#	Nippon Seisen Co., Ltd.	100,000	503,788	0.0%
#*	Nippon Sharyo, Ltd.	422,000	1,005,652	0.0%
*	Nippon Sheet Glass Co., Ltd.	584,800	4,243,063	0.1%
	Nippon Steel & Sumikin Bussan Corp.	95,560	3,682,655	0.1%
	Nippon Thompson Co., Ltd.	410,000	1,728,012	0.1%
	Nippon Tungsten Co., Ltd.	62,000	93,631	0.0%
	Nishi-Nippon Railroad Co., Ltd.	1,441,000	6,581,286	0.2%
	Nishimatsu Construction Co., Ltd.	1,794,000	8,670,321	0.3%
	Nishio Rent All Co., Ltd.	93,700	2,868,168	0.1%
#	Nissei ASB Machine Co., Ltd.	52,300	1,054,850	0.0%
	Nissei Corp.	37,900	324,266	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Nissei Plastic Industrial Co., Ltd.	184,500	$1,593,452	0.1%
#	Nissha Printing Co., Ltd.	165,400	3,978,914	0.1%
	Nisshinbo Holdings, Inc.	870,500	8,381,913	0.3%
	Nissin Corp.	409,000	1,264,382	0.1%
	Nissin Electric Co., Ltd.	279,000	3,071,758	0.1%
	Nitta Corp.	105,000	2,853,482	0.1%
	Nitto Boseki Co., Ltd.	934,000	3,643,533	0.1%
	Nitto Kogyo Corp.	161,500	2,198,838	0.1%
	Nitto Kohki Co., Ltd.	68,500	1,517,273	0.1%
	Nitto Seiko Co., Ltd.	149,000	530,723	0.0%
#	Nittoc Construction Co., Ltd.	158,500	637,240	0.0%
#	Nittoku Engineering Co., Ltd.	81,900	1,132,055	0.0%
	NJS Co., Ltd.	30,200	357,805	0.0%
	Noda Corp.	153,600	901,887	0.0%
	Nomura Co., Ltd.	220,200	3,178,952	0.1%
	Noritake Co., Ltd.	64,200	1,561,287	0.1%
	Noritz Corp.	172,400	2,904,495	0.1%
	NS United Kaiun Kaisha, Ltd.	599,000	1,021,406	0.0%
	NTN Corp.	2,488,000	10,037,113	0.3%
	Obara Group, Inc.	79,200	3,525,154	0.1%
	Obayashi Road Corp.	166,300	993,423	0.0%
#	Odelic Co., Ltd.	20,300	723,552	0.0%
	Oiles Corp.	151,350	2,716,681	0.1%
	Okabe Co., Ltd.	242,100	1,985,534	0.1%
#	Okamoto Machine Tool Works, Ltd.	205,000	245,065	0.0%
	Okamura Corp.	381,900	3,425,017	0.1%
#	OKK Corp.	425,000	427,878	0.0%
	OKUMA Corp.	849,000	8,077,795	0.3%
	Okumura Corp.	999,400	5,612,204	0.2%
	Onoken Co., Ltd.	84,600	982,436	0.0%
	Organo Corp.	228,000	917,728	0.0%
#	OSG Corp.	452,700	8,888,747	0.3%
#	OSJB Holdings Corp.	677,200	1,375,149	0.1%
#	Outsourcing, Inc.	81,300	2,529,046	0.1%
	Oyo Corp.	111,300	1,332,704	0.1%
	Paraca, Inc.	5,400	94,130	0.0%
#	Pasco Corp.	137,000	458,998	0.0%
#	Pasona Group, Inc.	126,800	869,673	0.0%
	Pegasus Sewing Machine Manufacturing Co., Ltd.	43,600	266,221	0.0%
	Penta-Ocean Construction Co., Ltd.	1,724,600	8,320,221	0.3%
	Pilot Corp.	188,800	7,783,466	0.3%
	Prestige International, Inc.	284,800	2,009,810	0.1%
	Pronexus, Inc.	126,400	1,189,425	0.0%
#	PS Mitsubishi Construction Co., Ltd.	147,700	487,090	0.0%
	Punch Industry Co., Ltd.	5,600	43,014	0.0%
	Quick Co., Ltd.	35,600	317,485	0.0%
	Raito Kogyo Co., Ltd.	313,100	3,207,252	0.1%
	Relia, Inc.	198,500	1,956,148	0.1%
	Rheon Automatic Machinery Co., Ltd.	110,500	829,474	0.0%
	Rix Corp.	900	11,416	0.0%
	Ryobi, Ltd.	820,200	3,210,584	0.1%
	Sakai Heavy Industries, Ltd.	237,000	661,675	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#	Sakai Moving Service Co., Ltd.	60,800	$1,399,749	0.1%
	Sanki Engineering Co., Ltd.	297,600	2,474,415	0.1%
	Sanko Metal Industrial Co., Ltd.	13,600	365,547	0.0%
#	Sankyo Tateyama, Inc.	166,200	2,258,260	0.1%
	Sankyu, Inc.	1,540,000	9,292,447	0.3%
#	Sanoyas Holdings Corp.	141,400	325,819	0.0%
	Sansei Technologies, Inc.	4,300	30,765	0.0%
	Sanwa Holdings Corp.	1,232,600	11,723,223	0.4%
	Sanyo Denki Co., Ltd.	262,000	1,824,819	0.1%
	Sanyo Engineering & Construction, Inc.	48,000	252,455	0.0%
	Sanyo Industries, Ltd.	99,000	163,962	0.0%
	Sanyo Trading Co., Ltd.	19,200	262,295	0.0%
#	Sata Construction Co., Ltd.	85,399	321,297	0.0%
	Sato Holdings Corp.	154,500	3,087,627	0.1%
	Sato Shoji Corp.	66,800	484,187	0.0%
	SBS Holdings, Inc.	114,100	793,396	0.0%
	Secom Joshinetsu Co., Ltd.	32,900	962,365	0.0%
	Seibu Electric Industry Co., Ltd.	15,600	298,672	0.0%
	Seika Corp.	313,000	911,030	0.0%
	Seikitokyu Kogyo Co., Ltd.	178,300	752,494	0.0%
	Seino Holdings Co., Ltd.	258,600	2,865,407	0.1%
	Sekisui Jushi Corp.	180,900	2,851,618	0.1%
#	Senko Co., Ltd.	564,500	3,803,282	0.1%
	Senshu Electric Co., Ltd.	35,800	580,913	0.0%
	Shibusawa Warehouse Co., Ltd. (The)	263,000	782,357	0.0%
	Shibuya Corp.	104,400	2,181,729	0.1%
#	Shima Seiki Manufacturing, Ltd.	161,400	5,450,319	0.2%
	Shin Nippon Air Technologies Co., Ltd.	86,280	932,319	0.0%
#	Shin-Keisei Electric Railway Co., Ltd.	181,000	637,551	0.0%
	Shinmaywa Industries, Ltd.	550,000	4,934,274	0.2%
	Shinnihon Corp.	186,700	1,499,643	0.1%
	Shinsho Corp.	29,000	602,102	0.0%
	Shinwa Co., Ltd.	27,100	403,837	0.0%
*	Shoko Co., Ltd.	198,000	171,042	0.0%
	Showa Aircraft Industry Co., Ltd.	15,837	151,660	0.0%
	Sinfonia Technology Co., Ltd.	684,000	1,535,269	0.1%
	Sinko Industries, Ltd.	110,700	1,324,103	0.1%
	Sintokogio, Ltd.	265,000	2,303,070	0.1%
	Soda Nikka Co., Ltd.	76,800	331,772	0.0%
	Sodick Co., Ltd.	285,400	2,354,683	0.1%
	Space Co., Ltd.	66,220	697,570	0.0%
#	Srg Takamiya Co., Ltd.	118,600	628,448	0.0%
#	Star Micronics Co., Ltd.	208,000	2,826,095	0.1%
#	Subaru Enterprise Co., Ltd.	55,000	237,857	0.0%
	Sugimoto & Co., Ltd.	31,500	402,984	0.0%
	Sumitomo Densetsu Co., Ltd.	104,400	1,144,397	0.0%
	Sumitomo Mitsui Construction Co., Ltd.	5,237,600	5,491,645	0.2%
	Sumitomo Precision Products Co., Ltd.	189,000	571,461	0.0%
	Sumitomo Warehouse Co., Ltd. (The)	819,000	4,320,212	0.2%
*	SWCC Showa Holdings Co., Ltd.	1,562,000	1,144,178	0.0%
#	Tadano, Ltd.	591,700	7,438,111	0.3%
	Taihei Dengyo Kaisha, Ltd.	189,000	1,831,905	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#	Taiheiyo Kouhatsu, Inc.	407,000	$347,856	0.0%
	Taikisha, Ltd.	147,000	3,579,394	0.1%
	Takamatsu Construction Group Co., Ltd.	80,000	1,698,897	0.1%
#	Takano Co., Ltd.	49,400	359,362	0.0%
	Takaoka Toko Co., Ltd.	61,420	1,136,687	0.0%
	Takara Printing Co., Ltd.	51,955	686,603	0.0%
	Takara Standard Co., Ltd.	253,500	4,144,354	0.1%
#	Takasago Thermal Engineering Co., Ltd.	355,200	4,562,851	0.2%
	Takashima & Co., Ltd.	225,000	365,162	0.0%
	Takeei Corp.	129,400	1,062,479	0.0%
	Takeuchi Manufacturing Co., Ltd.	208,300	4,616,385	0.2%
	Takigami Steel Construction Co., Ltd. (The)	53,000	201,105	0.0%
	Takisawa Machine Tool Co., Ltd.	368,000	496,682	0.0%
	Takuma Co., Ltd.	438,000	3,737,058	0.1%
#	Tanseisha Co., Ltd.	213,249	1,459,432	0.1%
	Tatsuta Electric Wire and Cable Co., Ltd.	257,400	999,519	0.0%
	TECHNO ASSOCIE Co., Ltd.	56,800	524,787	0.0%
	Techno Ryowa, Ltd.	69,390	455,974	0.0%
	TechnoPro Holdings, Inc.	154,000	4,922,257	0.2%
	Teikoku Electric Manufacturing Co., Ltd.	96,000	834,285	0.0%
#	Teikoku Sen-I Co., Ltd.	103,100	1,345,991	0.1%
#	Tekken Corp.	464,000	1,356,679	0.1%
	Teraoka Seisakusho Co., Ltd.	53,600	173,165	0.0%
	Toa Corp.	110,300	1,878,251	0.1%
	TOA ROAD Corp.	266,000	787,305	0.0%
#	Tobishima Corp.	1,073,200	1,682,539	0.1%
	Tocalo Co., Ltd.	83,100	1,801,506	0.1%
	Toda Corp.	1,230,000	6,464,095	0.2%
	Toenec Corp.	212,000	1,040,414	0.0%
	Togami Electric Manufacturing Co., Ltd.	20,000	79,110	0.0%
#	TOKAI Holdings Corp.	528,400	3,686,662	0.1%
#	Tokai Lease Co., Ltd.	162,000	287,285	0.0%
	Tokyo Energy & Systems, Inc.	139,000	1,186,648	0.0%
	Tokyo Keiki, Inc.	354,000	680,299	0.0%
*	Tokyo Kikai Seisakusho, Ltd.	17,000	10,612	0.0%
	Tokyo Sangyo Co., Ltd.	81,000	331,083	0.0%
	Tokyu Construction Co., Ltd.	352,500	2,830,529	0.1%
	Toli Corp.	261,000	830,358	0.0%
	Tomoe Corp.	152,000	466,358	0.0%
#	Tomoe Engineering Co., Ltd.	37,200	536,770	0.0%
	Tonami Holdings Co., Ltd.	308,000	939,356	0.0%
	Toppan Forms Co., Ltd.	298,500	3,107,838	0.1%
#	Torishima Pump Manufacturing Co., Ltd.	117,100	1,136,084	0.0%
	Toshiba Machine Co., Ltd.	698,000	2,791,119	0.1%
#	Toshiba Plant Systems & Services Corp.	262,650	3,455,138	0.1%
#	Tosho Printing Co., Ltd.	227,000	948,760	0.0%
	Totech Corp.	900	12,423	0.0%
	Totetsu Kogyo Co., Ltd.	148,900	3,852,682	0.1%
	Toyo Construction Co., Ltd.	428,400	1,498,558	0.1%
	Toyo Denki Seizo K.K.	42,600	577,292	0.0%
	Toyo Engineering Corp.	892,400	2,376,318	0.1%
	Toyo Machinery & Metal Co., Ltd.	87,400	334,629	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Toyo Tanso Co., Ltd.	67,000	$1,074,502	0.0%
#	Toyo Wharf & Warehouse Co., Ltd.	340,000	533,921	0.0%
	Trancom Co., Ltd.	42,300	2,069,399	0.1%
	Trinity Industrial Corp.	19,000	85,414	0.0%
#	Trusco Nakayama Corp.	242,200	5,064,527	0.2%
	Trust Tech, Inc.	48,900	693,032	0.0%
	Tsubakimoto Chain Co.	864,700	7,011,336	0.2%
	Tsubakimoto Kogyo Co., Ltd.	117,000	335,616	0.0%
#*	Tsudakoma Corp.	294,000	413,698	0.0%
	Tsugami Corp.	395,000	2,261,964	0.1%
	Tsukishima Kikai Co., Ltd.	171,300	1,793,106	0.1%
	Tsurumi Manufacturing Co., Ltd.	106,000	1,531,825	0.1%
	TTK Co., Ltd.	62,000	256,779	0.0%
	Uchida Yoko Co., Ltd.	297,000	1,233,960	0.0%
	Ueki Corp.	348,000	767,151	0.0%
#	Union Tool Co.	55,600	1,443,010	0.1%
	Ushio, Inc.	655,900	8,342,207	0.3%
	Utoc Corp.	98,700	343,556	0.0%
#	Wakachiku Construction Co., Ltd.	1,052,000	1,382,078	0.1%
	Wakita & Co., Ltd.	219,800	1,827,978	0.1%
	WDB Holdings Co., Ltd.	19,100	224,837	0.0%
	Weathernews, Inc.	28,900	887,958	0.0%
#	World Holdings Co., Ltd.	43,300	758,003	0.0%
#	Yahagi Construction Co., Ltd.	159,400	1,471,062	0.1%
	YAMABIKO Corp.	210,828	2,927,477	0.1%
	YAMADA Consulting Group Co., Ltd.	4,100	167,152	0.0%
	Yamato Corp.	82,000	406,573	0.0%
	Yamaura Corp.	16,200	77,353	0.0%
	Yamazen Corp.	345,700	2,884,088	0.1%
	Yasuda Logistics Corp.	94,300	610,039	0.0%
	Yokogawa Bridge Holdings Corp.	198,000	2,300,495	0.1%
	Yondenko Corp.	128,800	493,182	0.0%
	Yuasa Trading Co., Ltd.	105,000	2,615,557	0.1%
#	Yuken Kogyo Co., Ltd.	196,000	368,157	0.0%
#	Yumeshin Holdings Co., Ltd.	179,600	1,208,534	0.0%
	Yurtec Corp.	249,000	1,686,632	0.1%
	Yusen Logistics Co., Ltd.	109,500	1,137,980	0.0%
#	Yushin Precision Equipment Co., Ltd.	42,100	1,040,978	0.0%
	Zenitaka Corp. (The)	63,000	272,129	0.0%
#	Zuiko Corp.	21,100	745,338	0.0%
Total Industrials			872,688,974	28.8%

Information Technology — (12.0%)
#	A&D Co., Ltd.	113,900	455,515	0.0%
#	Ai Holdings Corp.	247,200	4,900,007	0.2%
	Aichi Tokei Denki Co., Ltd.	18,700	592,248	0.0%
	Aiphone Co., Ltd.	71,900	1,207,509	0.0%
#	Aisan Technology Co., Ltd.	12,000	416,869	0.0%
	Alpha Systems, Inc.	33,260	529,574	0.0%
	Amano Corp.	377,600	6,618,477	0.2%
	Anritsu Corp.	873,500	4,698,096	0.2%
	AOI Electronic Co., Ltd.	26,900	698,382	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	Argo Graphics, Inc.	32,700	$656,955	0.0%
	Arisawa Manufacturing Co., Ltd.	200,900	1,103,990	0.0%
#	ArtSpark Holdings, Inc.	32,000	477,978	0.0%
	Asahi Net, Inc.	77,400	324,135	0.0%
#	Ateam, Inc.	62,600	1,230,287	0.0%
	Axell Corp.	44,900	375,822	0.0%
	Azbil Corp.	190,300	5,347,311	0.2%
	Broadband Tower, Inc.	234,500	459,948	0.0%
#	Broadleaf Co., Ltd.	266,000	1,435,725	0.1%
	CAC Holdings Corp.	61,900	467,472	0.0%
	Canon Electronics, Inc.	133,800	2,014,068	0.1%
	Capcom Co., Ltd.	294,600	6,915,406	0.2%
	Chino Corp.	35,900	335,745	0.0%
	Citizen Watch Co., Ltd.	1,523,200	9,081,490	0.3%
*	CMK Corp.	271,300	1,595,707	0.1%
#	COLOPL, Inc.	259,900	2,195,958	0.1%
	Computer Engineering & Consulting, Ltd.	80,000	1,264,808	0.1%
	Computer Institute of Japan, Ltd.	26,700	120,355	0.0%
#	Comture Corp.	19,100	533,696	0.0%
	CONEXIO Corp.	114,700	1,461,565	0.1%
#*	COOKPAD, Inc.	287,400	2,632,788	0.1%
	Cresco, Ltd.	28,500	581,769	0.0%
#	CROOZ, Inc.	40,500	949,383	0.0%
	Cube System, Inc.	12,300	71,105	0.0%
	Cybernet Systems Co., Ltd.	4,600	25,273	0.0%
	Dai-ichi Seiko Co., Ltd.	55,600	623,123	0.0%
#	Daishinku Corp.	40,999	499,509	0.0%
	Daitron Co., Ltd.	5,900	47,197	0.0%
	Daiwabo Holdings Co., Ltd.	1,186,000	2,896,790	0.1%
	Denki Kogyo Co., Ltd.	313,000	1,531,692	0.1%
	Densan System Co., Ltd.	3,700	55,408	0.0%
*	Dexerials Corp.	209,000	1,981,657	0.1%
	Digital Arts, Inc.	58,800	1,325,015	0.1%
	Digital Garage, Inc.	118,500	2,040,278	0.1%
#	Dip Corp.	174,100	3,587,511	0.1%
	DKK-Toa Corp.	38,200	173,008	0.0%
	DTS Corp.	123,600	2,629,180	0.1%
	Eizo Corp.	104,800	3,111,678	0.1%
	Elecom Co., Ltd.	102,900	1,723,230	0.1%
	Elematec Corp.	52,271	816,116	0.0%
	EM Systems Co., Ltd.	42,600	585,531	0.0%
	Enplas Corp.	59,300	1,745,555	0.1%
	ESPEC Corp.	118,000	1,347,991	0.1%
#	Excel Co., Ltd.	49,300	644,858	0.0%
#	F@N Communications, Inc.	279,800	1,770,967	0.1%
#	Faith, Inc.	27,910	291,710	0.0%
#*	FDK Corp.	552,000	457,510	0.0%
	Ferrotec Corp.	187,500	2,428,815	0.1%
	Forval Corp.	4,700	29,221	0.0%
	Fuji Soft, Inc.	117,500	2,783,365	0.1%
	Fujitsu Frontech, Ltd.	75,300	944,766	0.0%
	Fukui Computer Holdings, Inc.	26,300	655,042	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	Furuno Electric Co., Ltd.	137,500	$993,176	0.0%
	Furuya Metal Co., Ltd.	11,800	167,806	0.0%
	Future Corp.	129,200	800,512	0.0%
#	GMO internet, Inc.	410,800	5,226,498	0.2%
#	GMO Payment Gateway, Inc.	98,500	4,367,200	0.2%
	Gree, Inc.	672,200	3,532,519	0.1%
	Gurunavi, Inc.	172,800	3,423,961	0.1%
	Hagiwara Electric Co., Ltd.	19,500	351,524	0.0%
	Hakuto Co., Ltd.	84,500	750,895	0.0%
#	Hearts United Group Co., Ltd.	84,800	1,221,250	0.0%
	Hibino Corp.	1,300	42,048	0.0%
#	Hioki EE Corp.	53,500	963,384	0.0%
	Hitachi Kokusai Electric, Inc.	332,500	6,926,599	0.2%
	Hitachi Maxell, Ltd.	142,200	2,423,526	0.1%
#	Hochiki Corp.	140,000	1,707,571	0.1%
#	Hokuriku Electric Industry Co., Ltd.	482,000	551,853	0.0%
	Honda Tsushin Kogyo Co., Ltd.	17,900	195,454	0.0%
	Horiba, Ltd.	212,650	9,820,736	0.3%
	Hosiden Corp.	362,000	2,924,228	0.1%
	I-Net Corp.	59,290	550,429	0.0%
	I-O Data Device, Inc.	6,400	66,049	0.0%
	Ibiden Co., Ltd.	620,978	8,328,189	0.3%
	Icom, Inc.	50,200	970,424	0.0%
#	Ikegami Tsushinki Co., Ltd.	339,000	478,987	0.0%
#	Imagica Robot Holdings, Inc.	87,500	514,001	0.0%
	Ines Corp.	183,900	1,911,936	0.1%
	Infocom Corp.	80,400	1,134,563	0.0%
#	Infomart Corp.	433,800	2,531,470	0.1%
	Information Services International-Dentsu, Ltd.	75,900	1,161,151	0.0%
	Innotech Corp.	105,000	514,925	0.0%
	Internet Initiative Japan, Inc.	192,400	2,897,987	0.1%
#	Iriso Electronics Co., Ltd.	55,300	3,159,988	0.1%
#	Istyle, Inc.	179,300	1,269,035	0.1%
	Itfor, Inc.	112,800	608,471	0.0%
*	Iwatsu Electric Co., Ltd.	572,000	410,636	0.0%
	Japan Asia Group, Ltd.	79,600	293,665	0.0%
#	Japan Aviation Electronics Industry, Ltd.	421,000	5,911,464	0.2%
#*	Japan Display, Inc.	2,144,300	6,089,716	0.2%
#	Japan Material Co., Ltd.	118,600	1,827,267	0.1%
#	Japan Radio Co., Ltd.	71,000	848,478	0.0%
	Jastec Co., Ltd.	51,100	461,427	0.0%
#	JBCC Holdings, Inc.	87,500	567,155	0.0%
	Justsystems Corp.	198,400	1,913,981	0.1%
	Kaga Electronics Co., Ltd.	105,100	1,703,918	0.1%
	Kanematsu Electronics, Ltd.	74,100	1,587,809	0.1%
#*	KLab, Inc.	191,400	1,081,471	0.0%
	Koa Corp.	195,900	1,862,661	0.1%
	Kyosan Electric Manufacturing Co., Ltd.	279,000	938,525	0.0%
	Kyowa Electronics Instruments Co., Ltd.	135,100	451,644	0.0%
#	LAC Co., Ltd.	87,300	771,110	0.0%
#	Lasertec Corp.	106,800	2,081,627	0.1%
*	Livesense, Inc.	2,700	10,184	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	Macnica Fuji Electronics Holdings, Inc.	193,550	$2,543,346	0.1%
	Mamezou Holdings Co., Ltd.	85,300	737,411	0.0%
	MarkLines Co., Ltd.	500	12,157	0.0%
	Marubun Corp.	95,700	560,650	0.0%
	Maruwa Co., Ltd.	56,800	1,877,305	0.1%
#	Marvelous, Inc.	196,300	1,297,753	0.1%
	MCJ Co., Ltd.	165,400	1,619,233	0.1%
	Media Do Co., Ltd.	14,000	164,727	0.0%
	Megachips Corp.	1,700	37,572	0.0%
*	Meiko Electronics Co., Ltd.	121,800	933,059	0.0%
	Melco Holdings, Inc.	75,500	2,049,176	0.1%
#	Micronics Japan Co., Ltd.	191,600	1,890,457	0.1%
	Mimaki Engineering Co., Ltd.	69,100	410,397	0.0%
	Mimasu Semiconductor Industry Co., Ltd.	92,281	1,305,509	0.1%
	Miraial Co., Ltd.	29,800	254,612	0.0%
	Miroku Jyoho Service Co., Ltd.	104,100	1,598,616	0.1%
#	Mitsubishi Research Institute, Inc.	36,500	1,026,027	0.0%
	Mitsui High-Tec, Inc.	139,000	989,528	0.0%
#*	Mitsumi Electric Co., Ltd.	527,600	2,888,458	0.1%
	MTI, Ltd.	189,500	1,175,363	0.0%
	Mutoh Holdings Co., Ltd.	146,000	314,071	0.0%
	Nagano Keiki Co., Ltd.	14,900	88,434	0.0%
#	Nakayo, Inc.	390,000	1,312,803	0.1%
	NEC Networks & System Integration Corp.	136,600	2,462,795	0.1%
	NET One Systems Co., Ltd.	525,900	3,359,887	0.1%
*	New Japan Radio Co., Ltd.	96,000	324,235	0.0%
#	Nexyz Group Corp.	48,000	576,086	0.0%
	Nichicon Corp.	334,200	2,909,920	0.1%
	Nihon Dempa Kogyo Co., Ltd.	102,700	780,880	0.0%
	Nihon Unisys, Ltd.	351,175	4,408,314	0.2%
#	Nippon Ceramic Co., Ltd.	62,200	1,062,750	0.0%
	Nippon Chemi-Con Corp.	950,000	2,064,745	0.1%
#	Nippon Kodoshi Corp.	25,000	192,823	0.0%
	Nippon Signal Co., Ltd.	316,400	2,673,457	0.1%
	Nippon Systemware Co., Ltd.	39,900	487,089	0.0%
	Nohmi Bosai, Ltd.	145,900	2,148,948	0.1%
	Noritsu Koki Co., Ltd.	117,500	846,115	0.0%
	NS Solutions Corp.	192,200	3,450,759	0.1%
	NSD Co., Ltd.	177,280	2,780,467	0.1%
#	Nuflare Technology, Inc.	25,300	1,533,838	0.1%
#	Ohara, Inc.	47,600	337,315	0.0%
#	Okaya Electric Industries Co., Ltd.	73,000	254,077	0.0%
	Oki Electric Industry Co., Ltd.	493,000	6,905,580	0.2%
	ONO Sokki Co., Ltd.	58,400	436,924	0.0%
#	Optex Group Co., Ltd.	76,000	1,659,706	0.1%
#*	Optim Corp.	11,900	544,933	0.0%
	Origin Electric Co., Ltd.	173,000	463,458	0.0%
	Osaki Electric Co., Ltd.	246,000	2,556,808	0.1%
	Panasonic Industrial Devices SUNX Co., Ltd.	111,600	761,139	0.0%
	PCA Corp.	2,500	30,172	0.0%
	Poletowin Pitcrew Holdings, Inc.	76,100	644,204	0.0%
	Renesas Easton Co., Ltd.	2,400	10,748	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	Riken Keiki Co., Ltd.	83,800	$1,200,477	0.0%
	Riso Kagaku Corp.	179,500	3,025,552	0.1%
#	Roland DG Corp.	57,100	1,488,514	0.1%
	Rorze Corp.	49,400	734,481	0.0%
*	RVH, Inc.	58,700	454,522	0.0%
	Ryoden Corp.	178,000	1,120,924	0.0%
	Ryosan Co., Ltd.	191,900	5,785,488	0.2%
#	Ryoyo Electro Corp.	122,600	1,540,051	0.1%
#	Sakura Internet, Inc.	79,100	637,909	0.0%
*	Sanken Electric Co., Ltd.	698,000	3,044,568	0.1%
	Sanshin Electronics Co., Ltd.	164,300	1,581,086	0.1%
	Satori Electric Co., Ltd.	85,880	534,861	0.0%
#	Saxa Holdings, Inc.	298,000	557,061	0.0%
#	Scala, Inc.	62,800	412,378	0.0%
	Shibaura Electronics Co., Ltd.	29,100	594,632	0.0%
	Shibaura Mechatronics Corp.	200,000	438,168	0.0%
	Shindengen Electric Manufacturing Co., Ltd.	450,000	1,668,110	0.1%
#*	Shinkawa, Ltd.	94,400	657,265	0.0%
	Shinko Electric Industries Co., Ltd.	470,400	3,168,893	0.1%
	Shinko Shoji Co., Ltd.	127,300	1,350,894	0.1%
	Shizuki Electric Co., Inc.	100,000	569,356	0.0%
#	Siix Corp.	92,900	3,129,749	0.1%
	SK-Electronics Co., Ltd.	10,400	82,175	0.0%
	SMK Corp.	372,000	1,321,460	0.1%
#	SMS Co., Ltd.	150,200	3,321,450	0.1%
#	Softbank Technology Corp.	29,000	803,743	0.0%
#*	Softbrain Co., Ltd.	161,300	545,254	0.0%
	Softcreate Holdings Corp.	25,400	287,406	0.0%
#	Sourcenext Corp.	64,200	317,754	0.0%
	SRA Holdings	57,400	1,259,701	0.0%
	Sumida Corp.	112,849	1,019,911	0.0%
	Sun-Wa Technos Corp.	40,500	325,518	0.0%
	Suzuden Corp.	1,200	10,573	0.0%
	Systena Corp.	116,600	1,776,834	0.1%
	Tabuchi Electric Co., Ltd.	154,600	525,488	0.0%
	Tachibana Eletech Co., Ltd.	85,260	968,547	0.0%
	Taiyo Yuden Co., Ltd.	678,700	8,119,220	0.3%
	Takachiho Koheki Co., Ltd.	300	2,577	0.0%
	TAKEBISHI Corp.	600	6,112	0.0%
	Tamura Corp.	457,000	1,722,584	0.1%
	TDC Software Engineering, Inc.	1,700	16,645	0.0%
	TechMatrix Corp.	46,400	809,134	0.0%
#	Tecnos Japan, Inc.	98,800	1,063,854	0.0%
	Teikoku Tsushin Kogyo Co., Ltd.	198,000	297,524	0.0%
	TIS, Inc.	505,101	10,795,796	0.4%
	TKC Corp.	104,700	2,847,300	0.1%
	Tokyo Electron Device, Ltd.	37,200	501,172	0.0%
	Tokyo Seimitsu Co., Ltd.	240,800	7,119,187	0.2%
	Tomen Devices Corp.	2,400	42,004	0.0%
	Topcon Corp.	595,400	8,932,130	0.3%
	Torex Semiconductor, Ltd.	23,700	362,485	0.0%
	Tose Co., Ltd.	22,100	156,364	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
*	Toshiba TEC Corp.	806,000	$3,853,512	0.1%
	Toukei Computer Co., Ltd.	22,710	401,058	0.0%
	Towa Corp.	131,400	1,847,809	0.1%
	Toyo Corp.	141,000	1,249,424	0.0%
	Transcosmos, Inc.	154,000	3,590,222	0.1%
#	Tri Chemical Laboratories, Inc.	29,200	579,817	0.0%
	UKC Holdings Corp.	77,800	1,392,591	0.1%
	Ulvac, Inc.	252,600	7,711,327	0.3%
*	Uniden Holdings Corp.	376,000	532,911	0.0%
	UNIRITA, Inc.	3,500	52,762	0.0%
*	UT Group Co., Ltd.	189,500	1,558,754	0.1%
#	V Technology Co., Ltd.	26,300	2,930,926	0.1%
#*	V-Cube, Inc.	67,700	376,569	0.0%
#	VeriServe Corp.	11,700	310,219	0.0%
	Vitec Holdings Co., Ltd.	45,100	479,680	0.0%
#	Voyage Group, Inc.	33,500	299,206	0.0%
#	Wacom Co., Ltd.	920,300	2,403,653	0.1%
	Wellnet Corp.	80,700	891,840	0.0%
#	Y A C Co., Ltd.	48,900	531,331	0.0%
#	Yamaichi Electronics Co., Ltd.	146,000	1,415,621	0.1%
	Yashima Denki Co., Ltd.	25,600	133,543	0.0%
	Yokowo Co., Ltd.	86,200	708,691	0.0%
*	Zappallas, Inc.	55,900	199,506	0.0%
	Zuken, Inc.	81,600	833,350	0.0%
Total Information Technology			394,897,221	13.0%

Materials — (11.5%)
	Achilles Corp.	91,900	1,230,809	0.0%
	ADEKA Corp.	544,000	7,379,983	0.3%
	Agro-Kanesho Co., Ltd.	62,400	648,373	0.0%
	Aichi Steel Corp.	65,400	2,736,108	0.1%
	Alconix Corp.	57,200	813,634	0.0%
	Arakawa Chemical Industries, Ltd.	89,500	1,428,347	0.1%
	Araya Industrial Co., Ltd.	268,000	363,538	0.0%
	Asahi Holdings, Inc.	178,650	3,096,991	0.1%
	Asahi Printing Co., Ltd.	800	17,936	0.0%
	Asahi Yukizai Corp.	412,000	767,296	0.0%
	Asia Pile Holdings Corp.	41,600	189,613	0.0%
#	C Uyemura & Co., Ltd.	24,500	1,068,439	0.0%
	Carlit Holdings Co., Ltd.	76,400	362,368	0.0%
	Chuetsu Pulp & Paper Co., Ltd.	552,000	1,121,961	0.0%
*	Chugai Mining Co., Ltd.	1,012,400	251,476	0.0%
	Chugoku Marine Paints, Ltd.	347,000	2,550,250	0.1%
	Dai Nippon Toryo Co., Ltd.	740,000	1,496,469	0.1%
	Daido Steel Co., Ltd.	1,685,000	6,950,752	0.2%
#	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	17,600	601,374	0.0%
	Daiken Corp.	84,200	1,482,121	0.1%
	Daiki Aluminium Industry Co., Ltd.	157,000	677,015	0.0%
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	408,000	2,193,610	0.1%
#	Daio Paper Corp.	497,300	5,250,522	0.2%
	Denka Co., Ltd.	1,949,000	8,580,724	0.3%
#	DKS Co., Ltd.	247,000	784,261	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
	Dowa Holdings Co., Ltd.	889,000	$6,760,356	0.2%
	Dynapac Co., Ltd.	25,000	56,604	0.0%
	FP Corp.	148,000	6,774,649	0.2%
	Fuji Seal International, Inc.	264,200	5,633,103	0.2%
	Fujikura Kasei Co., Ltd.	145,500	815,759	0.0%
	Fujimi, Inc.	103,500	1,932,249	0.1%
	Fujimori Kogyo Co., Ltd.	88,500	2,202,290	0.1%
	Fumakilla, Ltd.	94,000	573,715	0.0%
	Fuso Chemical Co., Ltd.	80,400	1,723,437	0.1%
#	Geostr Corp.	23,700	181,405	0.0%
	Godo Steel, Ltd.	87,400	1,575,434	0.1%
	Gun-Ei Chemical Industry Co., Ltd.	28,600	813,391	0.0%
	Hakudo Co., Ltd.	1,000	12,049	0.0%
	Harima Chemicals Group, Inc.	73,300	470,871	0.0%
#	Hodogaya Chemical Co., Ltd.	37,000	851,982	0.0%
	Hokkan Holdings, Ltd.	275,000	1,105,926	0.0%
	Hokko Chemical Industry Co., Ltd.	104,000	393,980	0.0%
#	Hokuetsu Kishu Paper Co., Ltd.	857,799	4,862,093	0.2%
	Honshu Chemical Industry Co., Ltd.	14,000	95,942	0.0%
	Ihara Chemical Industry Co., Ltd.	199,100	1,918,114	0.1%
	Ise Chemicals Corp.	81,000	341,981	0.0%
*	Ishihara Sangyo Kaisha, Ltd.	191,150	1,495,769	0.1%
#	Ishizuka Glass Co., Ltd.	119,000	199,154	0.0%
	JCU Corp.	30,400	1,470,022	0.1%
	JSP Corp.	75,800	1,760,802	0.1%
	Kanto Denka Kogyo Co., Ltd.	255,000	2,291,604	0.1%
	Katakura & Co-op Agri Corp.	39,000	76,322	0.0%
	Kawakin Holdings Co., Ltd.	11,000	32,578	0.0%
	Kimoto Co., Ltd.	228,000	486,951	0.0%
	Koatsu Gas Kogyo Co., Ltd.	158,493	1,020,291	0.0%
#	Kogi Corp.	55,000	120,690	0.0%
	Kohsoku Corp.	60,200	570,757	0.0%
	Konishi Co., Ltd.	193,600	2,080,894	0.1%
	Krosaki Harima Corp.	275,000	719,846	0.0%
#	Kumiai Chemical Industry Co., Ltd.	40,800	248,065	0.0%
	Kureha Corp.	87,650	3,289,782	0.1%
	Kurimoto, Ltd.	61,500	1,189,394	0.0%
	Kuriyama Holdings Corp.	1,000	14,340	0.0%
	Kyoei Steel, Ltd.	106,200	2,019,110	0.1%
	Kyowa Leather Cloth Co., Ltd.	47,700	346,140	0.0%
	Lintec Corp.	286,700	6,238,233	0.2%
#	MEC Co., Ltd.	109,500	905,873	0.0%
	Mitani Sekisan Co., Ltd.	31,700	813,555	0.0%
*	Mitsubishi Paper Mills, Ltd.	167,900	1,078,981	0.0%
	Mitsubishi Steel Manufacturing Co., Ltd.	849,000	1,650,416	0.1%
	Mitsui Mining & Smelting Co., Ltd.	3,627,000	9,117,334	0.3%
#	MORESCO Corp.	41,300	551,893	0.0%
	Mory Industries, Inc.	30,400	501,413	0.0%
*	Nakayama Steel Works, Ltd.	86,700	535,661	0.0%
	Neturen Co., Ltd.	181,700	1,395,678	0.1%
#*	New Japan Chemical Co., Ltd.	182,300	247,366	0.0%
	Nicca Chemical Co., Ltd.	1,400	13,379	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
#	Nichia Steel Works, Ltd.	164,900	$386,927	0.0%
	Nihon Kagaku Sangyo Co., Ltd.	71,000	548,320	0.0%
#	Nihon Nohyaku Co., Ltd.	266,000	1,463,817	0.1%
	Nihon Parkerizing Co., Ltd.	553,500	6,472,538	0.2%
	Nihon Yamamura Glass Co., Ltd.	503,000	876,239	0.0%
	Nippon Carbide Industries Co., Inc.	434,000	558,553	0.0%
	Nippon Chemical Industrial Co., Ltd.	477,000	972,187	0.0%
#	Nippon Concrete Industries Co., Ltd.	253,600	735,616	0.0%
*	Nippon Denko Co., Ltd.	673,414	1,380,630	0.1%
	Nippon Fine Chemical Co., Ltd.	81,000	622,920	0.0%
*	Nippon Kasei Chemical Co., Ltd.	192,000	261,498	0.0%
	Nippon Kayaku Co., Ltd.	683,000	8,421,941	0.3%
#*	Nippon Kinzoku Co., Ltd.	29,300	318,277	0.0%
#	Nippon Koshuha Steel Co., Ltd.	460,000	333,810	0.0%
#	Nippon Light Metal Holdings Co., Ltd.	3,065,900	6,454,879	0.2%
#	Nippon Paper Industries Co., Ltd.	290,600	4,909,641	0.2%
	Nippon Pillar Packing Co., Ltd.	116,800	1,219,789	0.0%
	Nippon Soda Co., Ltd.	827,000	3,879,592	0.1%
#	Nippon Valqua Industries, Ltd.	97,799	1,284,740	0.0%
	Nippon Yakin Kogyo Co., Ltd.	831,300	1,353,045	0.1%
#	Nisshin Steel Co., Ltd.	582,592	7,155,520	0.2%
#	Nitta Gelatin, Inc.	77,400	489,539	0.0%
	Nittetsu Mining Co., Ltd.	34,400	1,622,269	0.1%
#	Nitto FC Co., Ltd.	74,500	583,370	0.0%
	NOF Corp.	870,000	8,345,792	0.3%
	Nozawa Corp.	1,200	10,787	0.0%
	Okamoto Industries, Inc.	405,000	3,725,660	0.1%
	Okura Industrial Co., Ltd.	284,000	1,202,037	0.0%
	Osaka Organic Chemical Industry, Ltd.	69,700	573,742	0.0%
	Osaka Soda Co., Ltd.	424,000	1,688,437	0.1%
	Osaka Steel Co., Ltd.	83,300	1,540,559	0.1%
#*	OSAKA Titanium Technologies Co., Ltd.	46,200	639,911	0.0%
#*	Pacific Metals Co., Ltd.	941,000	2,985,297	0.1%
	Pack Corp. (The)	80,200	1,789,061	0.1%
#*	Rasa Industries, Ltd.	480,000	557,051	0.0%
	Rengo Co., Ltd.	1,261,000	6,847,835	0.2%
#	Riken Technos Corp.	212,600	972,876	0.0%
	Sakai Chemical Industry Co., Ltd.	570,000	1,901,909	0.1%
	Sakata INX Corp.	252,400	3,109,891	0.1%
	Sanyo Chemical Industries, Ltd.	69,800	2,974,734	0.1%
	Sanyo Special Steel Co., Ltd.	650,300	3,067,141	0.1%
#	Seiko PMC Corp.	5,700	57,383	0.0%
	Sekisui Plastics Co., Ltd.	134,000	933,567	0.0%
	Shikoku Chemicals Corp.	225,000	2,040,536	0.1%
	Shin-Etsu Polymer Co., Ltd.	258,500	2,015,913	0.1%
	Shinagawa Refractories Co., Ltd.	264,000	551,369	0.0%
#	Shinko Wire Co., Ltd.	184,000	218,360	0.0%
	Showa Denko K.K.	845,099	12,071,509	0.4%
	Soken Chemical & Engineering Co., Ltd.	1,100	11,123	0.0%
#	Stella Chemifa Corp.	61,800	1,645,765	0.1%
	Sumitomo Bakelite Co., Ltd.	1,163,000	6,503,906	0.2%
	Sumitomo Osaka Cement Co., Ltd.	2,493,000	9,393,234	0.3%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
	Sumitomo Seika Chemicals Co., Ltd.	55,800	$2,185,308	0.1%
	T Hasegawa Co., Ltd.	134,800	2,240,537	0.1%
#	T&K Toka Co., Ltd.	80,000	699,232	0.0%
	Taisei Lamick Co., Ltd.	29,600	805,005	0.0%
	Taiyo Holdings Co., Ltd.	104,900	4,066,935	0.1%
	Takasago International Corp.	87,200	2,302,438	0.1%
	Takiron Co., Ltd.	295,000	1,306,693	0.1%
#*	Tanaka Chemical Corp.	62,500	447,406	0.0%
	Tayca Corp.	175,000	956,288	0.0%
	Tenma Corp.	80,800	1,385,962	0.1%
	Toagosei Co., Ltd.	658,000	6,458,490	0.2%
#	Toda Kogyo Corp.	253,000	606,544	0.0%
#	Toho Titanium Co., Ltd.	183,700	1,228,751	0.0%
	Toho Zinc Co., Ltd.	800,000	3,080,965	0.1%
	Tokai Carbon Co., Ltd.	1,289,000	4,153,891	0.1%
	Tokushu Tokai Paper Co., Ltd.	57,258	1,933,788	0.1%
*	Tokuyama Corp.	2,159,000	8,172,315	0.3%
	Tokyo Ohka Kogyo Co., Ltd.	220,600	7,418,901	0.3%
	Tokyo Rope Manufacturing Co., Ltd.	84,800	1,421,406	0.1%
	Tokyo Steel Manufacturing Co., Ltd.	652,000	4,976,080	0.2%
	Tokyo Tekko Co., Ltd.	251,000	1,009,301	0.0%
#	Tomoegawa Co., Ltd.	125,000	246,459	0.0%
#	Tomoku Co., Ltd.	339,000	948,314	0.0%
	Topy Industries, Ltd.	114,200	2,935,494	0.1%
	Toyo Ink SC Holdings Co., Ltd.	1,157,000	5,279,144	0.2%
	Toyo Kohan Co., Ltd.	286,000	902,655	0.0%
	Toyobo Co., Ltd.	5,688,000	8,453,957	0.3%
	TYK Corp.	138,000	222,709	0.0%
#	UACJ Corp.	1,486,415	4,060,486	0.1%
	Ube Industries, Ltd.	6,661,000	13,918,861	0.5%
#	W-Scope Corp.	148,900	2,231,140	0.1%
	Wood One Co., Ltd.	164,000	382,673	0.0%
	Yamato Kogyo Co., Ltd.	188,800	5,265,510	0.2%
	Yodogawa Steel Works, Ltd.	144,700	3,771,063	0.1%
	Yotai Refractories Co., Ltd.	8,000	23,236	0.0%
	Yuki Gosei Kogyo Co., Ltd.	36,200	78,594	0.0%
	Yushiro Chemical Industry Co., Ltd.	61,400	753,350	0.0%
#	Zeon Corp.	770,000	7,583,490	0.3%
Total Materials			377,216,006	12.5%

Real Estate — (1.9%)
	AD Works Co., Ltd.	572,000	220,283	0.0%
	Airport Facilities Co., Ltd.	132,770	652,962	0.0%
	Anabuki Kosan, Inc.	2,200	49,835	0.0%
	Aoyama Zaisan Networks Co., Ltd.	3,800	23,196	0.0%
#	Apamanshop Holdings Co., Ltd.	40,900	335,823	0.0%
#	Ardepro Co., Ltd.	872,800	1,169,610	0.0%
#*	Ascot Corp.	42,600	186,564	0.0%
	CRE, Inc.	1,000	12,909	0.0%
	Daibiru Corp.	303,600	2,598,097	0.1%
	Daikyo, Inc.	1,904,000	3,810,273	0.1%
	Dear Life Co., Ltd.	3,300	10,771	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Real Estate — (Continued)
	Goldcrest Co., Ltd.	101,790	$1,827,382	0.1%
	Grandy House Corp.	27,800	94,957	0.0%
	Heiwa Real Estate Co., Ltd.	236,600	3,219,416	0.1%
	Ichigo, Inc.	1,238,500	4,574,099	0.2%
#	Japan Property Management Center Co., Ltd.	75,300	836,982	0.0%
#	Kabuki-Za Co., Ltd.	36,000	1,564,661	0.1%
	Keihanshin Building Co., Ltd.	197,900	1,034,030	0.0%
#	Kenedix, Inc.	1,201,100	4,267,937	0.1%
#	Land Business Co., Ltd.	59,500	138,369	0.0%
	Leopalace21 Corp.	1,960,700	10,829,792	0.4%
	Mugen Estate Co., Ltd.	66,300	411,082	0.0%
	Nisshin Fudosan Co.	186,100	859,481	0.0%
	Open House Co., Ltd.	179,100	4,249,832	0.1%
*	Properst Co., Ltd.	26,600	52,096	0.0%
#	Raysum Co., Ltd.	78,500	522,589	0.0%
#	SAMTY Co., Ltd.	76,900	746,952	0.0%
	Sankyo Frontier Co., Ltd.	10,000	102,378	0.0%
#	Shinoken Group Co., Ltd.	76,100	1,348,941	0.1%
	Star Mica Co., Ltd.	28,200	473,760	0.0%
*	Striders Corp.	103,000	64,227	0.0%
	Sumitomo Real Estate Sales Co., Ltd.	106,460	2,477,071	0.1%
	Sun Frontier Fudousan Co., Ltd.	163,300	1,439,162	0.1%
#	Takara Leben Co., Ltd.	552,800	3,211,210	0.1%
#	TOC Co., Ltd.	323,950	2,579,180	0.1%
	Tokyo Rakutenchi Co., Ltd.	207,000	951,221	0.0%
#	Tokyo Theatres Co., Inc.	468,000	647,752	0.0%
	Tosei Corp.	201,700	1,509,135	0.1%
	Unizo Holdings Co., Ltd.	92,900	2,456,442	0.1%
	Urbanet Corp. Co., Ltd.	11,300	34,479	0.0%
Total Real Estate			61,594,938	2.0%

Telecommunication Services — (0.1%)
*	Broadmedia Corp.	257,200	201,849	0.0%
	Freebit Co., Ltd.	23,300	159,357	0.0%
#	Okinawa Cellular Telephone Co.	43,600	1,300,047	0.1%
#	WirelessGate, Inc.	38,700	562,469	0.0%
Total Telecommunication Services			2,223,722	0.1%

Utilities — (0.7%)
#	eRex Co., Ltd.	29,400	849,382	0.0%
	Hiroshima Gas Co., Ltd.	102,000	325,873	0.0%
	Hokkaido Electric Power Co., Inc.	1,082,100	8,434,319	0.3%
	Hokkaido Gas Co., Ltd.	281,000	663,254	0.0%
	Hokuriku Gas Co., Ltd.	9,900	233,352	0.0%
	K&O Energy Group, Inc.	79,000	1,244,741	0.1%
	Okinawa Electric Power Co., Inc. (The)	214,834	4,826,055	0.2%
	Saibu Gas Co., Ltd.	1,861,000	4,007,671	0.1%
	Shizuoka Gas Co., Ltd.	315,100	2,220,447	0.1%
	Toell Co., Ltd.	12,500	103,509	0.0%

The Japanese Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Utilities — (Continued)
West Holdings Corp.	96,800	$697,324	0.0%
Total Utilities		23,605,927	0.8%
TOTAL COMMON STOCKS		3,014,245,803	99.6%
TOTAL INVESTMENT SECURITIES		3,014,245,803

		Value†
SECURITIES LENDING COLLATERAL — (8.0%)
§@ DFA Short Term Investment Fund	22,781,334	263,625,595	8.7%
TOTAL INVESTMENTS — (100.0%) (Cost $2,944,292,033)^		$3,277,871,398	108.3%
__________________

^      The cost for federal income tax purposes is $2,944,292,033.

The Japanese Small Company Series
continued

Summary of the Series' investments as of December 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,155,861	$580,691,561	—	$581,847,422
Consumer Staples	4,124,406	237,460,069	—	241,584,475
Energy	—	32,397,781	—	32,397,781
Financials	5,227,900	291,236,797	—	296,464,697
Health Care	—	129,724,640	—	129,724,640
Industrials	—	872,688,974	—	872,688,974
Information Technology	—	394,897,221	—	394,897,221
Materials	—	377,216,006	—	377,216,006
Real Estate	—	61,594,938	—	61,594,938
Telecommunication Services	—	2,223,722	—	2,223,722
Utilities	—	23,605,927	—	23,605,927
Securities Lending Collateral	—	263,625,595	—	263,625,595
TOTAL	$10,508,167	$3,267,363,231	—	$3,277,871,398

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2016
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (86.0%)
AUSTRALIA — (43.3%)
*	3P Learning, Ltd.	16,559	$13,727	0.0%
*	AAT Corp., Ltd.	99	—	0.0%
#*	Acrux, Ltd.	660,428	147,601	0.0%
	Adacel Technologies, Ltd.	15,787	27,970	0.0%
	Adelaide Brighton, Ltd.	3,668,074	14,347,509	1.0%
*	AED Oil, Ltd.	363,401	—	0.0%
#	Ainsworth Game Technology, Ltd.	801,969	1,219,688	0.1%
*	Alkane Resources, Ltd.	1,463,658	358,524	0.0%
	ALS, Ltd.	1,315,878	5,717,962	0.4%
#	Altium, Ltd.	222,654	1,297,775	0.1%
*	Altona Mining, Ltd.	1,108,169	106,462	0.0%
#	Alumina, Ltd.	7,413,478	9,693,819	0.7%
#	AMA Group, Ltd.	207,879	147,537	0.0%
	Amaysim Australia, Ltd.	59,140	84,742	0.0%
	Ansell, Ltd.	563,728	10,030,349	0.7%
*	Antares Energy, Ltd.	199,346	20	0.0%
#	AP Eagers, Ltd.	234,655	1,560,515	0.1%
*	APN News & Media, Ltd.	1,801,612	3,680,267	0.3%
	APN Outdoor Group, Ltd.	320,081	1,361,126	0.1%
	APN Property Group, Ltd.	26,661	8,067	0.0%
	Appen, Ltd.	23,436	47,937	0.0%
#	ARB Corp., Ltd.	478,040	6,077,079	0.4%
#	Ardent Leisure Group	598,078	1,006,662	0.1%
#*	Arrium, Ltd.	17,951,296	91	0.0%
	Asaleo Care, Ltd.	780,908	832,496	0.1%
*	Atlas Iron, Ltd.	2,098,007	41,003	0.0%
	AUB Group, Ltd.	261,159	1,980,775	0.1%
*	Ausdrill, Ltd.	1,723,145	1,563,046	0.1%
#	Austal, Ltd.	1,199,248	1,501,279	0.1%
#*	Australian Agricultural Co., Ltd.	2,474,967	3,020,399	0.2%
	Australian Pharmaceutical Industries, Ltd.	2,416,756	3,582,702	0.2%
	Australian Vintage, Ltd.	4,105,188	1,480,351	0.1%
#	Auswide Bank, Ltd.	94,385	346,610	0.0%
	Automotive Holdings Group, Ltd.	1,705,372	4,853,240	0.3%
*	Avanco Resources, Ltd.	2,444,368	118,344	0.0%
	Aveo Group	839,791	2,023,240	0.1%
#	AVJennings, Ltd.	7,051,385	3,078,704	0.2%
#*	AWE, Ltd.	3,834,269	1,705,837	0.1%
	Bank of Queensland, Ltd.	923,162	7,889,368	0.5%
#	Bapcor, Ltd.	641,446	2,734,096	0.2%
	Beach Energy, Ltd.	13,573,519	8,260,061	0.6%
#*	Beadell Resources, Ltd.	5,672,449	1,076,155	0.1%
#	Bega Cheese, Ltd.	570,837	1,742,530	0.1%
#	Bellamy's Australia, Ltd.	270,885	1,305,834	0.1%
#*	Billabong International, Ltd.	756,968	685,007	0.1%
#	Blackmores, Ltd.	81,784	6,087,286	0.4%
#	Blue Sky Alternative Investments, Ltd.	37,325	188,398	0.0%
	BlueScope Steel, Ltd.	1,511,506	10,045,567	0.7%
*	Boart Longyear, Ltd.	2,546,867	229,093	0.0%
*	Boom Logistics, Ltd.	166,262	12,570	0.0%
	Boral, Ltd.	3,427,616	13,343,977	0.9%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
*	Bradken, Ltd.	1,242,062	$2,880,409	0.2%
#	Breville Group, Ltd.	786,318	4,907,059	0.3%
	Brickworks, Ltd.	228,958	2,242,665	0.2%
#	BT Investment Management, Ltd.	613,273	4,684,641	0.3%
#*	Buccaneer Energy, Ltd.	3,283,586	—	0.0%
#*	Buru Energy, Ltd.	316,943	46,819	0.0%
#	Cabcharge Australia, Ltd.	863,423	2,413,723	0.2%
	Capilano Honey, Ltd.	4,776	58,553	0.0%
*	Capitol Health, Ltd.	164,543	15,396	0.0%
*	Capral, Ltd.	58,499	6,839	0.0%
#*	Cardno, Ltd.	1,615,947	1,101,007	0.1%
*	Carnarvon Petroleum, Ltd.	5,095,141	363,337	0.0%
*	Carnegie Clean Energy, Ltd.	563,165	24,797	0.0%
	carsales.com, Ltd.	1,702,940	13,912,570	0.9%
#	Cash Converters International, Ltd.	2,406,480	580,085	0.0%
*	CDS Technologies, Ltd.	13,276	—	0.0%
	Cedar Woods Properties, Ltd.	323,002	1,174,940	0.1%
	Cleanaway Waste Management, Ltd.	10,357,050	9,173,336	0.6%
#*	Clinuvel Pharmaceuticals, Ltd.	44,995	241,833	0.0%
	Codan, Ltd.	425,680	620,918	0.0%
#	Collection House, Ltd.	2,175,227	2,288,303	0.2%
	Collins Foods, Ltd.	324,217	1,535,082	0.1%
*	Cooper Energy, Ltd.	719,967	183,904	0.0%
#	Corporate Travel Management, Ltd.	238,654	3,147,540	0.2%
	Costa Group Holdings, Ltd.	85,344	211,384	0.0%
#	Cover-More Group, Ltd.	353,468	490,963	0.0%
#	Credit Corp. Group, Ltd.	148,153	1,912,787	0.1%
#	CSG, Ltd.	1,003,475	528,453	0.0%
	CSR, Ltd.	3,350,138	11,138,076	0.8%
#*	CuDeco, Ltd.	387,893	145,325	0.0%
	Data#3, Ltd.	581,410	643,929	0.0%
#	Decmil Group, Ltd.	867,988	646,896	0.0%
*	Devine, Ltd.	224,413	76,041	0.0%
	Dicker Data, Ltd.	12,339	20,110	0.0%
	Donaco International, Ltd.	28,566	7,519	0.0%
	Downer EDI, Ltd.	2,910,872	12,745,830	0.9%
*	DSHE Holdings, Ltd.	91,564	—	0.0%
	DuluxGroup, Ltd.	3,101,823	13,926,770	0.9%
	DWS, Ltd.	395,621	370,725	0.0%
	Eclipx Group, Ltd.	150,597	406,578	0.0%
#*	Elders, Ltd.	478,012	1,368,685	0.1%
*	Emeco Holdings, Ltd.	1,193,646	57,318	0.0%
#*	Energy Resources of Australia, Ltd.	1,156,799	362,531	0.0%
#*	Energy World Corp., Ltd.	4,185,404	784,627	0.1%
*	Enero Group, Ltd.	12,387	8,293	0.0%
#	EQT Holdings, Ltd.	22,542	284,251	0.0%
#	ERM Power, Ltd.	783,474	725,350	0.1%
#	Estia Health, Ltd.	201,546	377,335	0.0%
	Euroz, Ltd.	101,762	76,794	0.0%
	Event Hospitality and Entertainment, Ltd.	495,773	4,922,350	0.3%
	Evolution Mining, Ltd.	4,976,497	7,441,627	0.5%
	Fairfax Media, Ltd.	15,303,894	9,805,179	0.7%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
#*	FAR, Ltd.	1,592,550	$86,036	0.0%
	Finbar Group, Ltd.	154,390	102,862	0.0%
#*	Fleetwood Corp., Ltd.	394,575	560,447	0.0%
#	FlexiGroup, Ltd.	1,034,377	1,683,378	0.1%
#	Flight Centre Travel Group, Ltd.	165,496	3,729,714	0.3%
#	G8 Education, Ltd.	1,470,843	3,801,459	0.3%
#	Gateway Lifestyle	120,201	187,075	0.0%
	Gazal Corp., Ltd.	22,520	36,594	0.0%
#	GBST Holdings, Ltd.	32,801	88,893	0.0%
#	Genworth Mortgage Insurance Australia, Ltd.	200,049	471,507	0.0%
	Global Construction Services, Ltd.	4,832	1,971	0.0%
	GrainCorp, Ltd. Class A	1,251,687	8,625,073	0.6%
	Grange Resources, Ltd.	1,724,297	174,476	0.0%
#	Greencross, Ltd.	188,425	931,329	0.1%
#	GUD Holdings, Ltd.	882,277	6,653,541	0.5%
	GWA Group, Ltd.	1,958,668	4,173,525	0.3%
#	Hansen Technologies, Ltd.	190,397	537,646	0.0%
	Healthscope, Ltd.	1,336,318	2,202,854	0.2%
	HFA Holdings, Ltd.	310,766	537,812	0.0%
#*	Hills, Ltd.	1,277,876	423,781	0.0%
*	Horizon Oil, Ltd.	4,073,887	164,377	0.0%
*	IDM International, Ltd.	958	—	0.0%
	Iluka Resources, Ltd.	1,381,380	7,192,789	0.5%
#*	Imdex, Ltd.	1,586,552	657,941	0.0%
#	IMF Bentham, Ltd.	762,337	961,018	0.1%
	Independence Group NL	2,082,153	6,386,883	0.4%
#*	Infigen Energy	2,347,820	1,522,455	0.1%
	Infomedia, Ltd.	2,051,811	1,079,550	0.1%
	Integrated Research, Ltd.	339,277	684,871	0.1%
#	InvoCare, Ltd.	905,619	9,050,224	0.6%
#	IOOF Holdings, Ltd.	1,900,338	12,596,047	0.9%
#	IRESS, Ltd.	1,123,183	9,597,858	0.7%
#	iSelect, Ltd.	140,276	191,251	0.0%
#	iSentia Group, Ltd.	305,169	629,842	0.0%
#	Japara Healthcare, Ltd.	200,671	326,707	0.0%
#	JB Hi-Fi, Ltd.	962,791	19,460,401	1.3%
*	Jupiter Mines, Ltd.	405,443	5,384	0.0%
	K&S Corp., Ltd.	265,983	307,073	0.0%
*	Karoon Gas Australia, Ltd.	775,139	999,106	0.1%
#*	Kingsgate Consolidated, Ltd.	1,717,937	351,561	0.0%
*	Kingsrose Mining, Ltd.	937,248	67,637	0.0%
*	Lednium Technology Pty, Ltd.	195,019	—	0.0%
#*	Lynas Corp., Ltd.	3,390,978	178,095	0.0%
	MACA, Ltd.	700,787	864,728	0.1%
*	Macmahon Holdings, Ltd.	6,881,875	496,397	0.0%
	Macquarie Atlas Roads Group	565,764	2,058,719	0.1%
	Magellan Financial Group, Ltd.	493,135	8,428,794	0.6%
	Mantra Group, Ltd.	700,704	1,552,054	0.1%
	MaxiTRANS Industries, Ltd.	915,613	339,841	0.0%
#*	Mayne Pharma Group, Ltd.	6,419,629	6,210,582	0.4%
	McMillan Shakespeare, Ltd.	427,034	3,343,786	0.2%
	McPherson's, Ltd.	558,677	414,494	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
*	Medusa Mining, Ltd.	1,263,898	$450,249	0.0%
	Melbourne IT, Ltd.	441,811	598,435	0.0%
#*	Mesoblast, Ltd.	143,272	147,511	0.0%
#*	Metals X, Ltd.	1,642,001	661,941	0.0%
#*	Metcash, Ltd.	5,144,197	8,459,988	0.6%
#	Michael Hill International, Ltd.	1,490,263	1,349,675	0.1%
*	Millennium Minerals, Ltd.	45,061	7,221	0.0%
*	Mincor Resources NL	1,067,643	161,135	0.0%
#	Mineral Resources, Ltd.	1,168,088	10,167,310	0.7%
#*	MMA Offshore, Ltd.	2,189,075	425,672	0.0%
#	Monadelphous Group, Ltd.	792,858	6,407,684	0.4%
	Monash IVF Group, Ltd.	107,778	159,315	0.0%
#	Money3 Corp., Ltd.	29,801	34,242	0.0%
*	Morning Star Gold NL	332,749	72	0.0%
	Mortgage Choice, Ltd.	680,426	1,170,932	0.1%
*	Mount Gibson Iron, Ltd.	4,617,886	1,159,889	0.1%
#	Myer Holdings, Ltd.	5,669,367	5,635,998	0.4%
	MyState, Ltd.	193,507	617,894	0.0%
	Navitas, Ltd.	1,459,890	5,237,276	0.4%
#*	Nearmap, Ltd.	199,803	94,155	0.0%
#*	NetComm Wireless, Ltd.	36,441	56,612	0.0%
	New Hope Corp., Ltd.	212,522	253,552	0.0%
*	NEXTDC, Ltd.	42,329	110,899	0.0%
	nib holdings, Ltd.	2,713,689	9,286,375	0.6%
	Nick Scali, Ltd.	168,860	749,189	0.1%
#	Nine Entertainment Co. Holdings, Ltd.	596,849	457,774	0.0%
#	Northern Star Resources, Ltd.	4,806,957	12,285,908	0.8%
#*	NRW Holdings, Ltd.	2,147,851	1,025,957	0.1%
	Nufarm, Ltd.	1,280,776	8,439,156	0.6%
#	OFX Group, Ltd.	557,214	674,373	0.1%
	oOh!media, Ltd.	49,189	162,073	0.0%
#*	Orocobre, Ltd.	389,899	1,265,781	0.1%
	Orora, Ltd.	3,956,731	8,508,962	0.6%
#	OrotonGroup, Ltd.	131,885	211,936	0.0%
	OZ Minerals, Ltd.	2,198,276	12,419,670	0.8%
#	Pacific Current Group, Ltd.	30,242	91,768	0.0%
	Pacific Smiles Group, Ltd.	247,728	363,617	0.0%
	Pact Group Holdings, Ltd.	255,068	1,239,352	0.1%
#*	Paladin Energy, Ltd.	9,564,569	593,375	0.0%
*	Panoramic Resources, Ltd.	1,781,726	348,241	0.0%
#	Peet, Ltd.	1,645,757	1,152,189	0.1%
#*	Peninsula Energy, Ltd.	209,095	84,633	0.0%
#	Perpetual, Ltd.	356,426	12,503,310	0.9%
#*	Perseus Mining, Ltd.	3,800,711	898,975	0.1%
#	Platinum Asset Management, Ltd.	349,770	1,329,215	0.1%
*	Pluton Resources, Ltd.	20,710	—	0.0%
#	PMP, Ltd.	2,327,074	1,132,722	0.1%
	Premier Investments, Ltd.	594,567	6,183,574	0.4%
*	Prima Biomed, Ltd.	1,409,121	36,636	0.0%
	Primary Health Care, Ltd.	3,292,878	9,672,775	0.7%
#	Prime Media Group, Ltd.	2,031,951	454,512	0.0%
	Pro Medicus, Ltd.	3,343	11,564	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
#	Programmed Maintenance Services, Ltd.	1,681,782	$2,329,325	0.2%
#	Qube Holdings, Ltd.	2,674,107	4,697,417	0.3%
#*	Ramelius Resources, Ltd.	2,088,879	745,045	0.1%
#	RCG Corp., Ltd.	418,699	448,814	0.0%
	RCR Tomlinson, Ltd.	1,055,209	2,091,116	0.1%
	Reckon, Ltd.	372,996	427,628	0.0%
*	Red 5, Ltd.	9,022	563	0.0%
	Reece, Ltd.	228,772	7,389,850	0.5%
#	Regis Healthcare, Ltd.	319,693	1,054,713	0.1%
	Regis Resources, Ltd.	2,618,798	5,506,895	0.4%
#	Reject Shop, Ltd. (The)	265,486	1,621,537	0.1%
#	Resolute Mining, Ltd.	4,897,793	4,455,267	0.3%
#	Retail Food Group, Ltd.	1,099,481	5,558,579	0.4%
	Ridley Corp., Ltd.	1,365,765	1,230,402	0.1%
*	RiverCity Motorway Group	1,563,354	—	0.0%
*	RungePincockMinarco, Ltd.	30,702	12,008	0.0%
	Ruralco Holdings, Ltd.	115,893	249,251	0.0%
#*	Salmat, Ltd.	645,788	261,575	0.0%
	Sandfire Resources NL	650,878	2,634,636	0.2%
*	Saracen Mineral Holdings, Ltd.	6,350,203	4,454,554	0.3%
#	SeaLink Travel Group, Ltd.	30,221	99,975	0.0%
#	Select Harvests, Ltd.	532,021	2,541,236	0.2%
*	Senetas Corp., Ltd.	131,335	9,473	0.0%
#*	Senex Energy, Ltd.	6,438,932	1,224,217	0.1%
	Servcorp, Ltd.	319,070	1,805,798	0.1%
	Service Stream, Ltd.	1,778,827	1,407,786	0.1%
	Seven Group Holdings, Ltd.	559,015	3,152,563	0.2%
#	Seven West Media, Ltd.	7,785,820	4,509,929	0.3%
	SG Fleet Group, Ltd.	60,289	144,801	0.0%
	Shine Corporate, Ltd.	15,573	8,367	0.0%
	Sigma Pharmaceuticals, Ltd.	7,584,855	7,052,760	0.5%
#*	Silex Systems, Ltd.	511,695	146,016	0.0%
#	Silver Chef, Ltd.	107,708	688,318	0.1%
#*	Silver Lake Resources, Ltd.	3,044,995	1,380,862	0.1%
#	Sims Metal Management, Ltd.	1,382,214	12,705,601	0.9%
	Sirtex Medical, Ltd.	413,240	4,212,184	0.3%
#*	Slater & Gordon, Ltd.	2,016,208	326,738	0.0%
	SmartGroup Corp., Ltd.	36,277	164,017	0.0%
#	SMS Management & Technology, Ltd.	575,318	552,164	0.0%
	Southern Cross Media Group, Ltd.	3,965,374	4,411,843	0.3%
#	Spark Infrastructure Group	11,913,246	20,435,277	1.4%
*	Specialty Fashion Group, Ltd.	786,397	288,496	0.0%
	SpeedCast International, Ltd.	95,790	241,715	0.0%
	Spotless Group Holdings, Ltd.	3,040,648	2,167,417	0.2%
*	St Barbara, Ltd.	3,864,261	5,583,335	0.4%
	Star Entertainment Grp, Ltd. (The)	1,234,530	4,594,496	0.3%
	Steadfast Group, Ltd.	1,838,882	2,926,230	0.2%
*	Strike Energy, Ltd.	1,576,787	90,951	0.0%
#*	Sundance Energy Australia, Ltd.	5,606,547	885,354	0.1%
	Sunland Group, Ltd.	729,757	849,577	0.1%
#	Super Retail Group, Ltd.	1,280,749	9,534,725	0.7%
*	Superloop, Ltd.	2,718	5,365	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
#*	Syrah Resources, Ltd.	167,002	$366,365	0.0%
	Tabcorp Holdings, Ltd.	3,586,818	12,426,532	0.8%
	Tassal Group, Ltd.	918,653	2,747,930	0.2%
	Technology One, Ltd.	1,645,166	6,686,052	0.5%
#*	Ten Network Holdings, Ltd.	1,309,458	872,416	0.1%
#	TFS Corp., Ltd.	2,070,093	2,475,987	0.2%
	Thorn Group, Ltd.	617,981	855,819	0.1%
*	Tiger Resources, Ltd.	9,447,997	245,078	0.0%
*	Toro Energy, Ltd.	70,156	2,077	0.0%
#	Tox Free Solutions, Ltd.	1,156,521	2,157,866	0.2%
	Treasury Wine Estates, Ltd.	507,715	3,905,662	0.3%
*	Tribune Resources, Ltd.	3,093	11,952	0.0%
#*	Troy Resources, Ltd.	2,230,415	229,394	0.0%
#	Villa World, Ltd.	275,888	453,621	0.0%
#	Village Roadshow, Ltd.	831,506	2,731,567	0.2%
*	Virgin Australia Holdings, Ltd.(B43DQC7)	11,885,050	2,016,803	0.1%
*	Virgin Australia Holdings, Ltd.()	7,648,897	—	0.0%
	Virtus Health, Ltd.	212,311	954,699	0.1%
#	Vita Group, Ltd.	100,413	233,647	0.0%
#	Vocus Group, Ltd.	4,260,609	11,864,629	0.8%
#*	Watpac, Ltd.	760,701	424,244	0.0%
#	Webjet, Ltd.	594,951	4,540,582	0.3%
	Webster, Ltd.	23,507	23,122	0.0%
#*	Western Areas, Ltd.	1,821,505	3,999,271	0.3%
#*	Westgold Resources, Ltd.	820,999	977,582	0.1%
#*	Whitehaven Coal, Ltd.	4,143,411	7,756,054	0.5%
*	WorleyParsons, Ltd.	550,059	3,828,959	0.3%
	WPP AUNZ, Ltd.	2,447,007	2,130,462	0.1%
TOTAL AUSTRALIA			738,069,719	50.0%

CHINA — (0.2%)
#	China Everbright Water, Ltd.	3,794,800	1,306,240	0.1%
	K Wah International Holdings, Ltd.	2,487,632	1,150,000	0.1%
*	Lifestyle China Group, Ltd.	1,649,000	392,577	0.0%
TOTAL CHINA			2,848,817	0.2%

HONG KONG — (24.2%)
*	13 Holdings, Ltd. (The)	54,500	16,034	0.0%
	Aeon Credit Service Asia Co., Ltd.	564,000	397,417	0.0%
	Aeon Stores Hong Kong Co., Ltd.	248,000	225,911	0.0%
	Agritrade Resources, Ltd.	3,065,000	638,854	0.1%
	Alco Holdings, Ltd.	1,614,000	479,332	0.0%
	Allan International Holdings	32,000	7,760	0.0%
	Allied Group, Ltd.	663,200	3,450,820	0.2%
	Allied Properties HK, Ltd.	12,007,857	2,669,431	0.2%
*	Anxian Yuan China Holdings, Ltd.	3,100,000	39,560	0.0%
*	Apac Resources, Ltd.	31,747,350	433,806	0.0%
*	Applied Development Holdings, Ltd.	5,550,000	592,965	0.0%
	APT Satellite Holdings, Ltd.	2,977,500	1,428,379	0.1%
	Arts Optical International Hldgs, Ltd.	730,000	280,622	0.0%
	Asia Financial Holdings, Ltd.	2,404,908	1,151,465	0.1%
*	Asia Satellite Telecommunications Holdings, Ltd.	934,500	1,164,347	0.1%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
	Asia Standard Hotel Group, Ltd.	11,437,218	$375,366	0.0%
	Asia Standard International Group, Ltd.	13,316,917	2,705,514	0.2%
	ASM Pacific Technology, Ltd.	400,200	4,232,273	0.3%
	Associated International Hotels, Ltd.	952,000	2,697,882	0.2%
*	Auto Italia Holdings	1,900,000	29,328	0.0%
*	BeijingWest Industries International, Ltd.	419,600	104,442	0.0%
*	Bel Global Resources Holdings, Ltd.	2,576,000	—	0.0%
#	BEP International Holdings, Ltd.	19,310,000	1,102,855	0.1%
	Bestway International Holdings, Ltd.	1,495,000	227,494	0.0%
	Bonjour Holdings, Ltd.	13,988,600	629,385	0.1%
	Bossini International Holdings, Ltd.	3,699,500	200,122	0.0%
	Bright Smart Securities & Commodities Group, Ltd.	5,126,000	1,677,585	0.1%
#	Brightoil Petroleum Holdings, Ltd.	6,187,000	1,751,409	0.1%
#*	Brockman Mining, Ltd.	22,810,814	393,433	0.0%
*	Burwill Holdings, Ltd.	30,792,960	1,006,758	0.1%
	Cafe de Coral Holdings, Ltd.	2,388,000	7,728,869	0.5%
*	Cash Financial Services Group, Ltd.	3,438,000	185,450	0.0%
*	CCT Land Holdings, Ltd.	480,000	743	0.0%
	Century City International Holdings, Ltd.	6,235,460	432,843	0.0%
*	CGN Mining Co., Ltd.	825,000	62,492	0.0%
*	Champion Technology Holdings, Ltd.	17,285,089	319,983	0.0%
	Chen Hsong Holdings	1,212,000	303,295	0.0%
	Cheuk Nang Holdings, Ltd.	649,742	455,871	0.0%
#	Chevalier International Holdings, Ltd.	820,989	1,258,532	0.1%
*	China Billion Resources, Ltd.	2,438,000	9,090	0.0%
*	China Chuanglian Education Group, Ltd.	4,664,000	93,070	0.0%
*	China Digicontent Co., Ltd.	2,710,000	—	0.0%
*	China Energy Development Holdings, Ltd.	52,140,000	582,977	0.0%
*	China Environmental Energy Investment, Ltd.	196,000	12,197	0.0%
*	China Ever Grand Financial Leasing Group Co., Ltd.	810,000	9,891	0.0%
	China Flavors & Fragrances Co., Ltd.	517,028	163,055	0.0%
*	China Healthcare Enterprise Group, Ltd.	7,756,000	111,598	0.0%
#	China LNG Group, Ltd.	9,920,000	231,260	0.0%
*	China Ludao Technology Co., Ltd.	580,000	133,079	0.0%
*	China Medical & Healthcare Group, Ltd.	42,916,800	2,151,347	0.2%
	China Metal International Holdings, Inc.	2,670,000	842,678	0.1%
#	China Motor Bus Co., Ltd.	51,800	595,047	0.0%
*	China National Culture Group, Ltd.	7,410,000	36,122	0.0%
#*	China Smarter Energy Group Holdings, Ltd.	196,000	21,189	0.0%
*	China Solar Energy Holdings, Ltd.	1,669,500	7,266	0.0%
*	China Star Entertainment, Ltd.	1,850,000	113,918	0.0%
#*	China Strategic Holdings, Ltd.	51,391,250	1,163,870	0.1%
	China Ting Group Holdings, Ltd.	2,565,151	155,181	0.0%
*	China Wah Yan Healthcare, Ltd.	11,685,000	64,617	0.0%
#	Chinese Estates Holdings, Ltd.	55,000	95,496	0.0%
	Chinney Investments, Ltd.	1,144,000	255,159	0.0%
	Chong Hing Bank, Ltd.	75,000	144,543	0.0%
	Chow Sang Sang Holdings International, Ltd.	2,321,000	4,299,010	0.3%
	Chuang's China Investments, Ltd.	7,391,407	451,960	0.0%
	Chuang's Consortium International, Ltd.	6,883,043	1,283,050	0.1%
	CITIC Telecom International Holdings, Ltd.	11,973,125	3,586,913	0.3%
	CK Life Sciences International Holdings, Inc.	22,408,000	1,987,109	0.1%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
*	CMMB Vision Holdings, Ltd.	3,032,000	$241,344	0.0%
	CNQC International Holdings, Ltd.	2,482,500	967,830	0.1%
	CNT Group, Ltd.	8,303,264	673,131	0.1%
*	Common Splendor International Health Industry Group, Ltd.	7,584,000	654,161	0.1%
*	Continental Holdings, Ltd.	450,000	7,575	0.0%
	Convenience Retail Asia, Ltd.	142,000	67,898	0.0%
*	Convoy Global Holdings, Ltd.	45,144,000	1,339,294	0.1%
#*	Cowell e Holdings, Inc.	1,683,000	420,716	0.0%
*	CP Lotus Corp.	11,880,000	215,988	0.0%
*	Crocodile Garments	1,427,000	187,068	0.0%
#	Cross-Harbour Holdings, Ltd. (The)	847,956	1,223,917	0.1%
#	CSI Properties, Ltd.	37,036,383	1,308,832	0.1%
#	CW Group Holdings, Ltd.	2,624,000	515,325	0.0%
	Dah Sing Banking Group, Ltd.	3,773,516	6,916,604	0.5%
#	Dah Sing Financial Holdings, Ltd.	1,435,744	9,692,762	0.7%
	Dickson Concepts International, Ltd.	1,252,000	448,820	0.0%
*	Ding He Mining Holdings, Ltd.	2,832,000	47,370	0.0%
*	Dragonite International, Ltd.	56,000	12,171	0.0%
	Dynamic Holdings, Ltd.	18,000	11,378	0.0%
	Eagle Nice International Holdings, Ltd.	1,846,000	519,488	0.0%
	EcoGreen International Group, Ltd.	1,634,640	353,488	0.0%
*	EganaGoldpfeil Holdings, Ltd.	4,121,757	—	0.0%
	Emperor Capital Group, Ltd.	29,067,000	2,573,793	0.2%
	Emperor Entertainment Hotel, Ltd.	4,405,000	1,035,561	0.1%
	Emperor International Holdings, Ltd.	8,756,753	1,979,635	0.1%
*	Emperor Watch & Jewellery, Ltd.	26,450,000	953,691	0.1%
#*	Enerchina Holdings, Ltd.	4,914,000	195,144	0.0%
*	ENM Holdings, Ltd.	14,680,000	1,093,612	0.1%
*	EPI Holdings, Ltd.	1,950,001	46,839	0.0%
#*	Esprit Holdings, Ltd.	14,664,650	11,494,234	0.8%
*	eSun Holdings, Ltd.	4,344,000	391,162	0.0%
*	Eternity Investment, Ltd.	830,000	25,433	0.0%
*	Ezcom Holdings, Ltd.	72,576	—	0.0%
#	Fairwood Holdings, Ltd.	719,100	2,624,850	0.2%
	Far East Consortium International, Ltd.	9,262,798	3,940,344	0.3%
*	Far East Holdings International, Ltd.	720,000	83,153	0.0%
	FIH Mobile, Ltd.	11,798,000	3,719,105	0.3%
	First Pacific Co., Ltd.	4,658,000	3,249,434	0.2%
	First Shanghai Investments, Ltd.	4,648,000	702,783	0.1%
	Fountain SET Holdings, Ltd.	5,446,000	686,811	0.1%
	Four Seas Mercantile Holdings, Ltd.	610,000	306,656	0.0%
*	Freeman FinTech Corp., Ltd.	1,820,000	115,825	0.0%
	Fulum Group Holdings, Ltd.	76,000	11,439	0.0%
	Future Bright Holdings, Ltd.	3,288,000	346,077	0.0%
	G-Resources Group, Ltd.	167,529,600	3,057,855	0.2%
#*	GCL New Energy Holdings, Ltd.	21,846,000	1,276,847	0.1%
#	Get Nice Financial Group, Ltd.	966,600	118,154	0.0%
#	Get Nice Holdings, Ltd.	40,426,000	1,374,567	0.1%
	Giordano International, Ltd.	10,852,000	5,851,280	0.4%
#*	Global Brands Group Holding, Ltd.	29,114,000	3,851,150	0.3%
	Glorious Sun Enterprises, Ltd.	4,240,000	529,515	0.0%
	Gold Peak Industries Holdings, Ltd.	3,029,642	285,193	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
	Golden Resources Development International, Ltd.	3,330,500	$184,327	0.0%
#*	Good Resources Holdings, Ltd.	4,260,000	262,109	0.0%
*	Grande Holdings, Ltd. (The)	882,000	51,074	0.0%
	Great Eagle Holdings, Ltd.	474,467	2,256,892	0.2%
	Guangnan Holdings, Ltd.	2,363,600	285,733	0.0%
	Guoco Group, Ltd.	2,000	22,023	0.0%
#	Guotai Junan International Holdings, Ltd.	23,731,797	7,267,081	0.5%
#	Haitong International Securities Group, Ltd.	10,217,015	5,823,915	0.4%
	Hanison Construction Holdings, Ltd.	2,103,649	378,379	0.0%
*	Hao Tian Development Group, Ltd.	16,639,200	608,096	0.1%
	Harbour Centre Development, Ltd.	935,500	1,722,678	0.1%
	High Fashion International, Ltd.	268,000	67,896	0.0%
#	HKBN, Ltd.	1,752,000	1,917,610	0.1%
*	HKR International, Ltd.	5,957,536	2,723,419	0.2%
	Hon Kwok Land Investment Co., Ltd.	314,800	122,816	0.0%
#	Hong Kong Aircraft Engineering Co., Ltd.	109,600	731,040	0.1%
*	Hong Kong Building & Loan Agency, Ltd. (The)	200,000	9,630	0.0%
	Hong Kong Ferry Holdings Co., Ltd.	855,300	965,948	0.1%
	Hong Kong Shanghai Alliance Holdings, Ltd.	1,248,002	124,463	0.0%
*	Hong Kong Television Network, Ltd.	2,688,751	456,222	0.0%
*	HongDa Financial Holding, Ltd.	1,560,000	70,290	0.0%
#	Hongkong & Shanghai Hotels, Ltd. (The)	1,629,612	1,803,916	0.1%
	Hongkong Chinese, Ltd.	5,038,000	881,845	0.1%
	Hop Hing Group Holdings, Ltd.	1,812,000	31,209	0.0%
	Hopewell Holdings, Ltd.	3,243,000	11,148,993	0.8%
#*	Hsin Chong Group Holdings, Ltd.	12,089,658	551,706	0.0%
*	Huarong Investment Stock Corp., Ltd.	150,000	29,674	0.0%
	Hung Hing Printing Group, Ltd.	2,628,000	439,841	0.0%
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	11,810,000	3,800,487	0.3%
*	I-CABLE Communications, Ltd.	4,437,000	444,823	0.0%
	IGG, Inc.	6,386,000	4,278,635	0.3%
#*	Imagi International Holdings, Ltd.	17,138,400	330,506	0.0%
*	International Standard Resources Holdings, Ltd.	32,591,500	419,400	0.0%
*	iOne Holdings, Ltd.	11,400,000	307,526	0.0%
	IPE Group, Ltd.	3,345,000	862,039	0.1%
*	IRC, Ltd.	10,590,266	441,232	0.0%
	IT, Ltd.	4,224,532	1,679,921	0.1%
	ITC Corp., Ltd.	1,619,150	197,457	0.0%
	ITC Properties Group, Ltd.	4,859,749	1,962,837	0.1%
*	Jinhui Holdings Co., Ltd.	102,000	14,458	0.0%
	Johnson Electric Holdings, Ltd.	2,186,250	5,761,358	0.4%
	Kader Holdings Co., Ltd.	92,000	9,365	0.0%
	Kam Hing International Holdings, Ltd.	1,830,000	117,631	0.0%
*	Kantone Holdings, Ltd.	919,364	87,435	0.0%
	Karrie International Holdings, Ltd.	138,000	12,041	0.0%
	Keck Seng Investments	878,600	633,877	0.1%
	Kerry Logistics Network, Ltd.	1,934,000	2,434,598	0.2%
*	King Pacific International Holdings, Ltd.	1,404,200	—	0.0%
	Kingmaker Footwear Holdings, Ltd.	1,830,955	581,872	0.0%
#	Kingston Financial Group, Ltd.	6,867,000	2,953,371	0.2%
*	Kong Sun Holdings, Ltd.	175,000	7,678	0.0%
	Kowloon Development Co., Ltd.	2,541,000	2,401,823	0.2%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
*	Kwan On Holdings, Ltd.	1,830,000	$506,713	0.0%
	Kwoon Chung Bus Holdings, Ltd.	20,000	10,203	0.0%
	L'Occitane International SA	560,250	1,058,592	0.1%
*	L'sea Resources International Holdings, Ltd.	5,480,000	70,405	0.0%
	Lai Sun Development Co., Ltd.	87,547,466	1,629,425	0.1%
	Lai Sun Garment International, Ltd.	3,321,680	692,850	0.1%
	Lam Soon Hong Kong, Ltd.	302,310	337,068	0.0%
*	Landing International Development, Ltd.	23,185,000	297,968	0.0%
	Landsea Green Properties Co., Ltd.	948,000	71,982	0.0%
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	—	0.0%
	Lifestyle International Holdings, Ltd.	1,877,000	2,414,249	0.2%
	Lippo China Resources, Ltd.	20,922,000	623,127	0.1%
	Lippo, Ltd.	1,161,700	679,349	0.1%
	Lisi Group Holdings, Ltd.	10,142,000	914,485	0.1%
#	Liu Chong Hing Investment, Ltd.	1,289,200	1,719,597	0.1%
	Luen Thai Holdings, Ltd.	1,207,000	508,307	0.0%
	Luk Fook Holdings International, Ltd.	3,154,000	8,219,240	0.6%
	Luks Group Vietnam Holdings Co., Ltd.	514,913	184,980	0.0%
	Lung Kee Bermuda Holdings	1,567,875	524,742	0.0%
#*	Macau Legend Development, Ltd.	14,957,000	3,013,410	0.2%
	Magnificent Hotel Investment, Ltd.	13,170,000	293,123	0.0%
#	Major Holdings, Ltd.	780,000	120,285	0.0%
*	Man Sang International, Ltd.	132,000	9,170	0.0%
	Man Wah Holdings, Ltd.	13,578,800	9,168,694	0.6%
#*	Mason Financial Holdings, Ltd.	19,270,000	459,428	0.0%
#	Master Glory Group, Ltd.(BYTP1T9)	17,655,296	895,039	0.1%
#	Master Glory Group, Ltd.(BYTP1T9)	197,430	10,057	0.0%
	Matrix Holdings, Ltd.	1,067,414	449,450	0.0%
	Melbourne Enterprises, Ltd.	39,500	875,559	0.1%
#	Melco International Development, Ltd.	4,978,000	6,727,584	0.5%
#*	Midland Holdings, Ltd.	5,182,000	1,334,713	0.1%
#*	Midland IC&I, Ltd.	25,910,000	149,803	0.0%
	Ming Fai International Holdings, Ltd.	2,038,000	322,591	0.0%
	Miramar Hotel & Investment	901,000	1,887,406	0.1%
#*	Mongolian Mining Corp.	8,115,500	376,365	0.0%
#	NagaCorp, Ltd.	10,544,000	6,063,743	0.4%
	Nanyang Holdings, Ltd.	133,500	688,583	0.1%
	National Electronic Hldgs	2,668,600	333,147	0.0%
*	National United Resources Holdings, Ltd.	18,280,000	251,057	0.0%
*	Neo-Neon Holdings, Ltd.	2,337,500	346,547	0.0%
*	Neptune Group, Ltd.	2,785,000	118,211	0.0%
*	NetMind Financial Holdings, Ltd.	130,048,000	1,004,612	0.1%
*	New Century Group Hong Kong, Ltd.	13,351,464	240,421	0.0%
*	New Times Energy Corp., Ltd.	2,276,400	65,249	0.0%
	Newocean Energy Holdings, Ltd.	7,864,000	2,081,967	0.1%
*	Next Digital, Ltd.	4,295,183	204,572	0.0%
*	Nine Express, Ltd.	10,260,000	617,799	0.1%
*	O Luxe Holdings, Ltd.	10,414,500	993,789	0.1%
*	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	9,489,706	694,343	0.1%
	Orient Overseas International, Ltd.	1,440,500	5,959,443	0.4%
*	Orient Power Holdings, Ltd.	804,000	—	0.0%
#	Oriental Watch Holdings	3,070,800	592,945	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
*	Pacific Andes International Holdings, Ltd.	19,435,067	$68,672	0.0%
#*	Pacific Basin Shipping, Ltd.	29,772,000	4,856,896	0.3%
#	Pacific Textiles Holdings, Ltd.	6,390,000	6,926,164	0.5%
	Pak Fah Yeow International, Ltd.	5,000	2,305	0.0%
	Paliburg Holdings, Ltd.	3,104,830	969,436	0.1%
*	Pan Asia Environmental Protection Group, Ltd.	214,000	48,169	0.0%
#*	Paradise Entertainment, Ltd.	3,652,000	720,537	0.1%
#*	Peace Mark Holdings, Ltd.	2,712,022	—	0.0%
*	Pearl Oriental Oil, Ltd.	11,849,400	403,476	0.0%
*	Pegasus Entertainment Holdings, Ltd.	664,000	27,788	0.0%
	Pegasus International Holdings, Ltd.	226,000	36,388	0.0%
	Perfect Shape Beauty Technology, Ltd.	1,172,000	87,614	0.0%
#	Pico Far East Holdings, Ltd.	5,218,000	1,598,216	0.1%
	Playmates Holdings, Ltd.	692,000	905,711	0.1%
	Playmates Toys, Ltd.	6,208,000	1,141,695	0.1%
#	Pokfulam Development Co.	234,000	473,847	0.0%
	Polytec Asset Holdings, Ltd.	11,323,526	762,128	0.1%
	Public Financial Holdings, Ltd.	3,102,000	1,396,768	0.1%
*	PYI Corp., Ltd.	24,147,973	428,376	0.0%
*	Pyxis Group, Ltd.	1,936,000	—	0.0%
*	Qianhai Health Holdings, Ltd.	157,499	2,930	0.0%
#	Quam, Ltd.	2,500,000	417,830	0.0%
	Raymond Industrial, Ltd.	30,400	4,189	0.0%
#	Regal Hotels International Holdings, Ltd.	2,871,800	1,575,593	0.1%
#*	Rentian Technology Holdings, Ltd.	6,070,000	421,663	0.0%
	Rivera Holdings, Ltd.	5,710,000	389,544	0.0%
	SA SA International Holdings, Ltd.	11,234,688	4,452,728	0.3%
	Safety Godown Co., Ltd.	400,000	923,131	0.1%
	SAS Dragon Holdings, Ltd.	2,120,000	436,932	0.0%
#	SEA Holdings, Ltd.	1,162,000	2,884,150	0.2%
*	SEEC Media Group, Ltd.	4,840,000	78,982	0.0%
	Shangri-La Asia, Ltd.	652,000	686,590	0.1%
#	Shenwan Hongyuan HK, Ltd.	4,201,250	1,818,095	0.1%
*	Shougang Concord Grand Group, Ltd.	1,158,000	36,777	0.0%
	Shun Ho Property Investments, Ltd.	1,254,757	439,755	0.0%
*	Shun Tak Holdings, Ltd.	13,787,419	4,749,929	0.3%
*	Silver base Group Holdings, Ltd.	3,641,515	217,434	0.0%
#*	Sincere Watch Hong Kong, Ltd.	4,030,000	103,465	0.0%
*	Sing Pao Media Enterprises, Ltd.	250,511	—	0.0%
	Sing Tao News Corp., Ltd.	1,974,000	256,631	0.0%
#*	Singamas Container Holdings, Ltd.	10,968,000	1,183,691	0.1%
*	Sinocan Holdings, Ltd.	350,000	—	0.0%
	SIS International Holdings	34,000	18,277	0.0%
#	SITC International Holdings Co., Ltd.	452,000	274,240	0.0%
	Sitoy Group Holdings, Ltd.	1,132,000	294,662	0.0%
#*	Skyway Securities Group, Ltd.	12,270,000	323,072	0.0%
	SmarTone Telecommunications Holdings, Ltd.	3,918,031	5,259,634	0.4%
*	SOCAM Development, Ltd.	1,744,771	585,795	0.0%
*	Solartech International Holdings, Ltd.	7,100,000	425,203	0.0%
*	Solomon Systech International, Ltd.	9,504,000	409,312	0.0%
	Soundwill Holdings, Ltd.	552,000	1,002,635	0.1%
*	South China Assets Holdings, Ltd.	1,679,170	15,561	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
*	South China Financial Holdings, Ltd.	16,950,000	$152,352	0.0%
*	South China Holdings Co., Ltd.	17,774,503	904,559	0.1%
#	Stella International Holdings, Ltd.	1,547,500	2,489,555	0.2%
*	Stelux Holdings International, Ltd.	3,011,400	205,205	0.0%
*	Success Universe Group, Ltd.	6,716,000	172,873	0.0%
	Sun Hing Vision Group Holdings, Ltd.	358,000	128,886	0.0%
	Sun Hung Kai & Co., Ltd.	4,688,429	2,894,315	0.2%
	Sunwah Kingsway Capital Holdings, Ltd.	7,690,000	139,604	0.0%
#	TAI Cheung Holdings, Ltd.	2,040,000	1,791,578	0.1%
	Tai Sang Land Development, Ltd.	781,910	447,184	0.0%
*	Talent Property Group, Ltd.	8,445,000	157,504	0.0%
#	Tan Chong International, Ltd.	1,176,000	363,202	0.0%
	Tao Heung Holdings, Ltd.	1,166,000	288,316	0.0%
*	TCL Display Technology Holdings, Ltd.	1,728,000	160,007	0.0%
#	Television Broadcasts, Ltd.	2,094,300	6,876,290	0.5%
*	Termbray Industries International Holdings, Ltd.	2,304,900	211,273	0.0%
	Tern Properties Co., Ltd.	51,200	29,385	0.0%
#	Texwinca Holdings, Ltd.	6,672,000	4,355,310	0.3%
	Tian Teck Land, Ltd.	1,024,000	1,093,116	0.1%
*	Titan Petrochemicals Group, Ltd.	13,140,000	130,053	0.0%
#*	TOM Group, Ltd.	572,000	129,458	0.0%
#	Town Health International Medical Group, Ltd.	2,672,000	430,001	0.0%
	Tradelink Electronic Commerce, Ltd.	5,160,000	1,062,123	0.1%
#	Transport International Holdings, Ltd.	1,252,941	3,566,141	0.3%
#*	Trinity, Ltd.	8,046,000	600,619	0.0%
*	Tristate Holdings, Ltd.	100,000	22,268	0.0%
*	TSC Group Holdings, Ltd.	3,386,000	482,940	0.0%
#	Tsui Wah Holdings, Ltd.	1,602,000	267,452	0.0%
#*	United Laboratories International Holdings, Ltd. (The)	5,470,000	3,707,906	0.3%
*	Universal Technologies Holdings, Ltd.	7,410,000	319,749	0.0%
*	Up Energy Development Group, Ltd.	3,929,000	49,046	0.0%
	Upbest Group, Ltd.	72,000	11,341	0.0%
*	Value Convergence Holdings, Ltd.	3,156,000	738,202	0.1%
#	Value Partners Group, Ltd.	3,009,000	2,376,968	0.2%
	Vanke Property Overseas, Ltd.	49,000	31,484	0.0%
	Vantage International Holdings, Ltd.	2,536,000	342,426	0.0%
	Varitronix International, Ltd.	2,769,293	1,155,492	0.1%
	Vedan International Holdings, Ltd.	3,360,000	423,818	0.0%
	Victory City International Holdings, Ltd.	23,509,660	770,584	0.1%
#	Vitasoy International Holdings, Ltd.	5,433,000	10,885,584	0.7%
*	VS International Group, Ltd.	488,000	18,834	0.0%
#	VST Holdings, Ltd.	5,123,600	1,791,218	0.1%
	VTech Holdings, Ltd.	735,400	9,817,835	0.7%
	Wai Kee Holdings, Ltd.	7,640,738	2,444,975	0.2%
	Wang On Group, Ltd.	4,000,000	34,985	0.0%
	Win Hanverky Holdings, Ltd.	2,734,000	442,730	0.0%
*	Winfull Group Holdings, Ltd.	9,512,000	217,448	0.0%
	Wing On Co. International, Ltd.	759,000	2,329,788	0.2%
	Wing Tai Properties, Ltd.	1,923,331	1,159,290	0.1%
	Wonderful Sky Financial Group Holdings, Ltd.	270,000	72,425	0.0%
	Wong's International Holdings, Ltd.	737,641	255,434	0.0%
	Wong's Kong King International	322,000	39,387	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
*	Xinyi Automobile Glass Hong Kong Enterprises, Ltd.	76,500	$14,559	0.0%
	Xinyi Glass Holdings, Ltd.	17,658,000	14,385,560	1.0%
	Yangtzekiang Garment, Ltd.	606,500	223,942	0.0%
*	Yat Sing Holdings, Ltd.	120,000	61,106	0.0%
*	Yau Lee Holdings, Ltd.	424,000	52,420	0.0%
	Yeebo International Holdings, Ltd.	2,612,000	1,519,042	0.1%
	YGM Trading, Ltd.	447,000	421,444	0.0%
	YT Realty Group, Ltd.	749,000	273,098	0.0%
	Yugang International, Ltd.	90,818,000	1,727,269	0.1%
TOTAL HONG KONG			412,905,777	27.9%

NEW ZEALAND — (7.5%)
#*	a2 Milk Co., Ltd.	1,585,984	2,340,022	0.2%
	Abano Healthcare Group, Ltd.	30,725	179,350	0.0%
	Air New Zealand, Ltd.	3,693,701	5,625,186	0.4%
	Briscoe Group, Ltd.	2,235	6,187	0.0%
	Chorus, Ltd.	2,169,937	5,980,935	0.4%
	Colonial Motor Co., Ltd. (The)	144,588	702,977	0.1%
#	Contact Energy, Ltd.	2,259,220	7,305,638	0.5%
#	EBOS Group, Ltd.	451,590	5,236,095	0.4%
	Fisher & Paykel Healthcare Corp., Ltd.	2,108,984	12,473,749	0.8%
	Freightways, Ltd.	974,609	4,566,094	0.3%
	Genesis Energy, Ltd.	661,422	964,477	0.1%
	Hallenstein Glasson Holdings, Ltd.	242,445	513,298	0.0%
#	Heartland Bank, Ltd.	651,773	679,318	0.0%
	Hellaby Holdings, Ltd.	384,437	942,526	0.1%
	Infratil, Ltd.	3,268,694	6,244,414	0.4%
	Kathmandu Holdings, Ltd.	663,170	898,531	0.1%
#	Mainfreight, Ltd.	539,049	7,752,534	0.5%
#	Mercury NZ, Ltd.	173,490	356,411	0.0%
	Methven, Ltd.	93,877	86,746	0.0%
	Metlifecare, Ltd.	574,517	2,214,249	0.2%
	Metro Performance Glass, Ltd.	10,753	14,339	0.0%
	Millennium & Copthorne Hotels New Zealand, Ltd.	395,725	682,288	0.0%
	New Zealand Oil & Gas, Ltd.	1,659,791	726,336	0.1%
	New Zealand Refining Co., Ltd. (The)	574,344	1,036,756	0.1%
	NZME, Ltd.	945,851	374,443	0.0%
	NZX, Ltd.	952,265	693,500	0.1%
#	Opus International Consultants, Ltd.	12,925	7,996	0.0%
*	Orion Health Group, Ltd.	4,001	5,562	0.0%
#*	Pacific Edge, Ltd.	442,720	181,365	0.0%
	PGG Wrightson, Ltd.	999,976	341,916	0.0%
*	Pike River Coal, Ltd.	490,805	—	0.0%
#	Port of Tauranga, Ltd.	2,576,525	6,888,205	0.5%
	Restaurant Brands New Zealand, Ltd.	580,362	2,047,210	0.1%
*	Richina Pacific, Ltd.	274,180	—	0.0%
*	Rubicon, Ltd.	1,442,620	220,533	0.0%
#	Ryman Healthcare, Ltd.	1,681,908	9,470,224	0.6%
	Sanford, Ltd.	382,357	1,801,073	0.1%
	Scales Corp., Ltd.	6,694	16,036	0.0%
	Scott Technology, Ltd.	39,805	59,404	0.0%
#	Skellerup Holdings, Ltd.	563,985	595,007	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
NEW ZEALAND — (Continued)
	SKY Network Television, Ltd.	2,080,268	$6,566,315	0.4%
	SKYCITY Entertainment Group, Ltd.	5,162,402	14,085,503	1.0%
	Steel & Tube Holdings, Ltd.	441,625	727,253	0.1%
	Summerset Group Holdings, Ltd.	531,772	1,727,879	0.1%
	Tilt Renewables, Ltd.	81,096	109,295	0.0%
	Tourism Holdings, Ltd.	342,879	881,007	0.1%
	Tower, Ltd.	887,040	514,423	0.0%
#	Trade Me Group, Ltd.	1,693,962	5,890,499	0.4%
	Trustpower, Ltd.	81,096	267,039	0.0%
	Vector, Ltd.	1,381,288	3,106,200	0.2%
	Warehouse Group, Ltd. (The)	698,604	1,382,560	0.1%
#*	Xero, Ltd.	173,810	2,110,153	0.1%
#	Z Energy, Ltd.	199,895	1,007,688	0.1%
TOTAL NEW ZEALAND			128,606,744	8.7%

SINGAPORE — (10.8%)
*	Abterra, Ltd.	531,800	139,396	0.0%
	Accordia Golf Trust	3,040,700	1,322,347	0.1%
	Amara Holdings, Ltd.	922,800	258,474	0.0%
	Ascendas India Trust	1,141,600	798,124	0.1%
	ASL Marine Holdings, Ltd.	610,750	54,279	0.0%
	Aspial Corp., Ltd.	75,877	13,853	0.0%
	Baker Technology, Ltd.	289,580	123,375	0.0%
#*	Banyan Tree Holdings, Ltd.	1,022,900	340,037	0.0%
#	Best World International, Ltd.	1,033,625	953,708	0.1%
	Bonvests Holdings, Ltd.	950,000	804,785	0.1%
*	Boustead Projects, Ltd.	497,612	249,957	0.0%
	Boustead Singapore, Ltd.	1,827,636	1,012,605	0.1%
	Breadtalk Group, Ltd.	894,200	715,982	0.1%
*	Broadway Industrial Group, Ltd.	835,330	109,296	0.0%
	Bukit Sembawang Estates, Ltd.	606,203	1,871,553	0.1%
	Bund Center Investment, Ltd.	659,825	319,020	0.0%
#	Centurion Corp., Ltd.	825,900	188,390	0.0%
#	China Aviation Oil Singapore Corp., Ltd.	2,336,199	2,255,620	0.2%
#	Chip Eng Seng Corp., Ltd.	3,445,300	1,498,845	0.1%
	Chuan Hup Holdings, Ltd.	3,853,500	622,191	0.1%
#*	Cityneon Holdings, Ltd.	486,200	316,742	0.0%
	Civmec, Ltd.	53,200	19,528	0.0%
#*	COSCO Corp. Singapore, Ltd.	8,095,300	1,565,227	0.1%
*	Creative Technology, Ltd.	272,200	180,911	0.0%
	CSE Global, Ltd.	3,443,600	1,087,566	0.1%
#	CWT, Ltd.	1,799,000	2,396,568	0.2%
#	Del Monte Pacific, Ltd.	2,363,364	552,683	0.0%
#	Delfi, Ltd.	788,500	1,206,739	0.1%
*	DMX Technologies Group, Ltd.	2,096,000	62,539	0.0%
#*	Dyna-Mac Holdings, Ltd.	2,007,300	227,007	0.0%
	Elec & Eltek International Co., Ltd.	147,000	123,864	0.0%
	EnGro Corp., Ltd.	354,000	212,773	0.0%
#*	Ezion Holdings, Ltd.	12,591,378	3,319,449	0.2%
#*	Ezra Holdings, Ltd.	19,242,923	645,568	0.1%
	Falcon Energy Group, Ltd.	2,008,800	204,664	0.0%
	Far East Orchard, Ltd.	1,074,985	1,093,585	0.1%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
#	First Resources, Ltd.	4,935,500	$6,465,176	0.4%
*	First Ship Lease Trust	160,900	17,691	0.0%
	First Sponsor Group, Ltd.	440,661	408,230	0.0%
*	Food Empire Holdings, Ltd.	1,306,400	404,907	0.0%
#	Fragrance Group, Ltd.	6,077,000	672,559	0.1%
	Frasers Centrepoint, Ltd.	461,300	501,323	0.0%
	Fu Yu Corp., Ltd.	1,539,300	200,507	0.0%
#*	Gallant Venture, Ltd.	4,992,500	409,367	0.0%
*	Geo Energy Resources, Ltd.	432,000	66,960	0.0%
	GK Goh Holdings, Ltd.	1,484,065	842,421	0.1%
	GL, Ltd.	3,401,300	1,786,209	0.1%
*	Global Premium Hotels, Ltd.	559,480	114,052	0.0%
	Golden Agri-Resources, Ltd.	17,549,200	5,195,891	0.4%
	GP Batteries International, Ltd.	235,000	127,301	0.0%
	GP Industries, Ltd.	2,567,609	1,024,251	0.1%
	GSH Corp., Ltd.	60,860	21,401	0.0%
#	GuocoLand, Ltd.	606,014	752,535	0.1%
*	Halcyon Agri Corp., Ltd.	1,669,048	703,726	0.1%
*	Hanwell Holdings, Ltd.	1,771,219	293,782	0.0%
	Haw Par Corp., Ltd.	30,400	190,507	0.0%
#	Health Management International, Ltd.	1,065,100	470,571	0.0%
	Hi-P International, Ltd.	1,271,600	447,638	0.0%
	Hiap Hoe, Ltd.	498,000	244,689	0.0%
	Ho Bee Land, Ltd.	1,604,700	2,248,192	0.2%
#	Hong Fok Corp., Ltd.	3,551,394	1,540,709	0.1%
*	Hong Fok Land, Ltd.	1,210,000	—	0.0%
	Hong Leong Asia, Ltd.	690,700	320,642	0.0%
	Hotel Grand Central, Ltd.	1,461,261	1,362,760	0.1%
	Hour Glass, Ltd. (The)	1,814,832	788,785	0.1%
	Hutchison Port Holdings Trust	112,400	48,773	0.0%
	Hwa Hong Corp., Ltd.	2,123,500	438,745	0.0%
#	Hyflux, Ltd.	3,262,300	1,159,501	0.1%
#	Indofood Agri Resources, Ltd.	3,432,100	1,241,386	0.1%
*	InnoTek, Ltd.	512,500	98,388	0.0%
#	Innovalues, Ltd.	1,659,300	1,139,237	0.1%
	IPC Corp., Ltd.	225,970	85,465	0.0%
	Isetan Singapore, Ltd.	119,000	306,508	0.0%
	Japfa, Ltd.	2,179,700	1,359,378	0.1%
#*	Jurong Technologies Industrial Corp., Ltd.	2,227,680	—	0.0%
	k1 Ventures, Ltd.	1,005,220	620,328	0.1%
	Keppel Infrastructure Trust	6,740,532	2,209,977	0.2%
	Keppel Telecommunications & Transportation, Ltd.	1,369,300	1,618,877	0.1%
*	Koh Brothers Eco Engineering, Ltd.	143,200	4,476	0.0%
	Koh Brothers Group, Ltd.	1,432,000	256,440	0.0%
#*	KrisEnergy, Ltd.	296,200	37,528	0.0%
	KSH Holdings, Ltd.	57,200	21,329	0.0%
	Lian Beng Group, Ltd.	2,253,500	723,711	0.1%
	Low Keng Huat Singapore, Ltd.	889,800	352,875	0.0%
	Lum Chang Holdings, Ltd.	1,094,030	264,299	0.0%
#	M1, Ltd.	2,667,000	3,604,064	0.3%
#	Mandarin Oriental International, Ltd.	91,700	116,837	0.0%
*	Marco Polo Marine, Ltd.	882,000	33,490	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
	Metro Holdings, Ltd.	2,689,592	$1,846,275	0.1%
	Mewah International, Inc.	89,000	16,924	0.0%
	Midas Holdings, Ltd.	8,558,700	1,271,143	0.1%
#*	Nam Cheong, Ltd.	7,506,340	319,790	0.0%
#	Nera Telecommunications, Ltd.	1,143,400	315,312	0.0%
	New Toyo International Holdings, Ltd.	1,624,000	325,169	0.0%
#*	Noble Group, Ltd.	75,184,800	8,768,142	0.6%
	NSL, Ltd.	409,900	449,037	0.0%
	Olam International, Ltd.	290,300	394,733	0.0%
#	OUE, Ltd.	1,996,500	2,417,744	0.2%
#	Overseas Education, Ltd.	65,300	16,784	0.0%
#	Oxley Holdings, Ltd.	1,442,400	427,710	0.0%
#	Pacc Offshore Services Holdings, Ltd.	478,200	105,591	0.0%
	Pacific Radiance, Ltd.	145,200	14,396	0.0%
	Pan-United Corp., Ltd.	1,948,600	791,861	0.1%
	Penguin International, Ltd.	446,032	70,746	0.0%
#	Q&M Dental Group Singapore, Ltd.	2,188,300	1,078,924	0.1%
	QAF, Ltd.	1,359,162	1,303,383	0.1%
*	Raffles Education Corp., Ltd.	4,176,710	548,211	0.0%
#	Raffles Medical Group, Ltd.	4,319,173	4,261,461	0.3%
	RHT Health Trust	2,131,100	1,346,713	0.1%
*	Rickmers Maritime	1,008,350	18,104	0.0%
#	Riverstone Holdings, Ltd.	1,089,000	660,133	0.1%
#	Rotary Engineering, Ltd.	1,443,100	376,996	0.0%
#*	Rowsley, Ltd.	298,400	25,278	0.0%
	Roxy-Pacific Holdings, Ltd.	297,500	90,168	0.0%
	San Teh, Ltd.	248,387	35,472	0.0%
	SATS, Ltd.	2,695,900	9,019,882	0.6%
#	SBS Transit, Ltd.	926,200	1,356,041	0.1%
#	SembCorp Industries, Ltd.	3,431,700	6,729,881	0.5%
#	SembCorp Marine, Ltd.	3,089,000	2,929,127	0.2%
#	Sheng Siong Group, Ltd.	4,266,400	2,781,322	0.2%
#	SHS Holdings, Ltd.	2,304,100	316,643	0.0%
	SIA Engineering Co., Ltd.	245,200	569,793	0.0%
#*	SIIC Environment Holdings, Ltd.	4,246,920	1,714,513	0.1%
#	Sinarmas Land, Ltd.	6,788,400	1,987,600	0.1%
	Sing Holdings, Ltd.	1,134,000	242,743	0.0%
	Sing Investments & Finance, Ltd.	297,675	247,621	0.0%
#	Singapore Post, Ltd.	10,300,000	10,402,463	0.7%
	Singapore Reinsurance Corp., Ltd.	1,514,530	321,332	0.0%
	Singapore Shipping Corp., Ltd.	1,640,700	283,023	0.0%
*	Singapura Finance, Ltd.	348,124	206,864	0.0%
#	Sino Grandness Food Industry Group, Ltd.	2,981,300	491,061	0.0%
	Stamford Land Corp., Ltd.	3,188,100	1,058,936	0.1%
#	Straco Corp., Ltd.	130,000	68,165	0.0%
	Sunningdale Tech, Ltd.	793,060	602,468	0.1%
*	SunVic Chemical Holdings, Ltd.	1,137,845	70,950	0.0%
#	Super Group, Ltd.	3,509,900	3,099,255	0.2%
#*	Swiber Holdings, Ltd.	2,895,250	163,541	0.0%
#*	Tat Hong Holdings, Ltd.	2,218,800	527,532	0.0%
	Thakral Corp., Ltd.	139,165	23,944	0.0%
	Tiong Woon Corp. Holding, Ltd.	228,100	38,902	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
#	Tuan Sing Holdings, Ltd.	4,167,162	$814,521	0.1%
#	UMS Holdings, Ltd.	2,656,700	1,118,184	0.1%
	United Engineers, Ltd.	3,219,528	5,683,010	0.4%
	United Industrial Corp., Ltd.	19,552	37,396	0.0%
	United Overseas Insurance, Ltd.	181,850	595,898	0.0%
#	UOB-Kay Hian Holdings, Ltd.	1,955,133	1,713,366	0.1%
	UOL Group, Ltd.	1,967,864	8,112,659	0.6%
	UPP Holdings, Ltd.	2,972,500	553,634	0.0%
	Valuetronics Holdings, Ltd.	1,619,300	580,876	0.0%
#*	Vard Holdings, Ltd.	4,915,200	845,194	0.1%
	Venture Corp., Ltd.	1,994,100	13,582,050	0.9%
	Vibrant Group, Ltd.	1,974,019	462,761	0.0%
	Vicom, Ltd.	119,500	469,466	0.0%
#	Wee Hur Holdings, Ltd.	2,670,400	414,133	0.0%
#	Wheelock Properties Singapore, Ltd.	1,293,200	1,321,812	0.1%
#	Wing Tai Holdings, Ltd.	3,573,667	3,914,251	0.3%
	Yeo Hiap Seng, Ltd.	223,731	205,443	0.0%
	YHI International, Ltd.	458,900	104,673	0.0%
#*	Yongnam Holdings, Ltd.	2,977,200	405,131	0.0%
*	Yuuzoo Corp., Ltd.	4,202,500	425,172	0.0%
	Zhongmin Baihui Retail Group, Ltd.	26,900	21,509	0.0%
TOTAL SINGAPORE			184,162,585	12.5%
TOTAL COMMON STOCKS			1,466,593,642	99.3%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Centrebet International, Ltd. Claim Units Rights	81,336	—	0.0%
*	Centrebet International, Ltd. Litigation Rights	81,336	—	0.0%
*	Corporate Travel Management, Ltd. 1/17/17	11,364	28,211	0.0%
*	Estia Health, Ltd. Rights 1/11/17	50,387	—	0.0%
TOTAL AUSTRALIA			28,211	0.0%

HONG KONG — (0.0%)
*	Enerchina Holdings, Ltd. Rights 03/06/17	1,603,500	9,305	0.0%
*	Enviro Energy International Holdings, Ltd. Warrants 11/17/16	1,171,800	—	0.0%
TOTAL HONG KONG			9,305	0.0%

SINGAPORE — (0.0%)
*	Ezion Holdings, Ltd. Warrants 04/24/20	492,843	28,247	0.0%

The Asia Pacific Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
* Krisenergy, Ltd. 1/16/17	27,547	$—	0.0%
TOTAL SINGAPORE		28,247	0.0%
TOTAL RIGHTS/WARRANTS		65,763	0.0%
TOTAL INVESTMENT SECURITIES		1,466,659,405

		Value†
SECURITIES LENDING COLLATERAL — (14.0%)
§@ DFA Short Term Investment Fund	20,548,587	237,788,253	16.1%
TOTAL INVESTMENTS — (100.0%) (Cost $1,812,819,807)		$1,704,447,658	115.4%

^ The cost for federal income tax purposes is $1,812,819,807.

The Asia Pacific Small Company Series
continued

Summary of the Series' investments as of December 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$977,582	$737,092,137	—	$738,069,719
China	—	2,848,817	—	2,848,817
Hong Kong	237,551	412,668,226	—	412,905,777
New Zealand	376,334	128,230,410	—	128,606,744
Singapore	306,508	183,856,077	—	184,162,585
Rights/Warrants
Australia	—	28,211	—	28,211
Bermuda	—	9,305	—	9,305
Hong Kong	—	—	—	—
Singapore	—	28,247	—	28,247
Securities Lending Collateral	—	237,788,253	—	237,788,253
TOTAL	$1,897,975	$1,702,549,683	—	$1,704,447,658

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2016
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (96.6%)
Consumer Discretionary — (19.3%)
	4imprint Group P.L.C.	96,987	$2,124,857	0.1%
	888 Holdings P.L.C.	1,003,090	2,684,591	0.2%
	AA P.L.C.	2,961,476	10,116,249	0.6%
	B&M European Value Retail SA	3,300,251	11,307,266	0.6%
	Bellway P.L.C.	637,459	19,431,469	1.1%
	Berkeley Group Holdings P.L.C.	262,704	9,081,369	0.5%
	Bloomsbury Publishing P.L.C.	274,093	572,633	0.0%
	Bovis Homes Group P.L.C.	833,940	8,417,028	0.5%
	Card Factory P.L.C.	623,214	1,951,505	0.1%
#*	Carpetright P.L.C.	82,608	154,505	0.0%
#	Centaur Media P.L.C.	537,905	284,761	0.0%
	Cineworld Group P.L.C.	1,228,419	8,539,773	0.5%
	Connect Group P.L.C.	1,312,384	2,467,696	0.1%
	Crest Nicholson Holdings P.L.C.	1,155,163	6,431,668	0.4%
	Daily Mail & General Trust P.L.C. Class A	1,271,481	12,176,097	0.7%
	Debenhams P.L.C.	6,545,871	4,619,884	0.3%
	Dignity P.L.C.	251,989	7,677,257	0.4%
	Domino's Pizza Group P.L.C.	2,536,833	11,257,720	0.6%
	Dunelm Group P.L.C.	374,998	3,717,028	0.2%
*	Enterprise Inns P.L.C.	2,902,133	4,357,064	0.2%
	Entertainment One, Ltd.	544,866	1,545,966	0.1%
	Euromoney Institutional Investor P.L.C.	282,895	3,994,863	0.2%
*	Findel P.L.C.	239,314	550,532	0.0%
*	Forminster P.L.C.	43,333	—	0.0%
	Fuller Smith & Turner P.L.C. Class A	134,418	1,613,967	0.1%
*	Future P.L.C.	781,879	132,409	0.0%
	Games Workshop Group P.L.C.	96,572	850,358	0.1%
	Greene King P.L.C.	1,786,209	15,348,504	0.9%
*	Groupe Fnac SA	53,282	3,528,037	0.2%
*	GVC Holdings P.L.C.	1,254,675	9,924,681	0.6%
	Halfords Group P.L.C.	1,155,920	5,220,559	0.3%
	Headlam Group P.L.C.	390,021	2,345,173	0.1%
	Henry Boot P.L.C.	417,992	1,038,510	0.1%
	Huntsworth P.L.C.	938,084	438,538	0.0%
	Inchcape P.L.C.	2,190,976	18,934,318	1.1%
	Informa P.L.C.	116,716	977,633	0.1%
	ITE Group P.L.C.	1,527,105	2,900,990	0.2%
#	J D Wetherspoon P.L.C.	481,928	5,272,587	0.3%
	JD Sports Fashion P.L.C.	2,325,390	9,116,377	0.5%
#*	Jimmy Choo P.L.C.	146,913	253,415	0.0%
	John Menzies P.L.C.	471,800	3,463,659	0.2%
#	Ladbrokes Coral Group P.L.C	5,357,119	7,654,251	0.4%
	Laura Ashley Holdings P.L.C.	1,465,488	359,398	0.0%
	Lookers P.L.C.	1,876,000	2,696,391	0.2%
	Marston's P.L.C.	3,507,036	5,888,181	0.3%
	Millennium & Copthorne Hotels P.L.C.	1,000,376	5,701,582	0.3%
	Mitchells & Butlers P.L.C.	1,050,403	3,253,654	0.2%
	MJ Gleeson P.L.C.	189,171	1,273,084	0.1%
*	Mothercare P.L.C.	596,178	832,505	0.1%
	N Brown Group P.L.C.	882,575	2,419,153	0.1%
#*	Ocado Group P.L.C.	2,584,145	8,406,458	0.5%

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Pendragon P.L.C.	6,452,203	$2,478,360	0.1%
	Pets at Home Group P.L.C.	1,206,630	3,558,856	0.2%
	Photo-Me International P.L.C.	1,062,418	2,146,962	0.1%
*	Punch Taverns P.L.C.	133,442	311,147	0.0%
	Rank Group P.L.C.	556,279	1,339,131	0.1%
#	Redrow P.L.C.	1,386,677	7,337,013	0.4%
	Restaurant Group P.L.C. (The)	977,184	3,905,677	0.2%
*	Sportech P.L.C.	371,065	402,398	0.0%
*	Sports Direct International P.L.C.	422,490	1,448,177	0.1%
	SSP Group P.L.C.	1,378,674	6,586,321	0.4%
	STV Group P.L.C.	4,868	21,513	0.0%
	SuperGroup P.L.C.	239,090	4,846,271	0.3%
	Tarsus Group P.L.C.	207,820	725,188	0.0%
	Ted Baker P.L.C.	153,478	5,319,393	0.3%
#*	Thomas Cook Group P.L.C.	6,943,222	7,458,257	0.4%
	Topps Tiles P.L.C.	925,429	999,909	0.1%
*	Tribal Group P.L.C.	39,352	28,182	0.0%
	Trinity Mirror P.L.C.	1,612,879	2,108,455	0.1%
	UBM P.L.C.	1,950,843	17,560,077	1.0%
	Vitec Group P.L.C. (The)	159,712	1,277,743	0.1%
	WH Smith P.L.C.	680,498	13,038,881	0.7%
	William Hill P.L.C.	4,185,519	14,949,611	0.8%
Total Consumer Discretionary			351,153,675	19.8%

Consumer Staples — (5.3%)
	A.G. Barr P.L.C.	553,074	3,416,498	0.2%
	Anglo-Eastern Plantations P.L.C.	104,452	867,716	0.1%
	Booker Group P.L.C.	8,105,070	17,519,847	1.0%
	Britvic P.L.C.	1,162,274	8,115,425	0.5%
	Cranswick P.L.C.	267,585	7,719,759	0.4%
#	Dairy Crest Group P.L.C.	790,454	6,030,257	0.3%
	Devro P.L.C.	930,843	2,178,756	0.1%
	Greencore Group P.L.C.	3,643,038	11,048,210	0.6%
	Greggs P.L.C.	562,228	6,703,810	0.4%
	Hilton Food Group P.L.C.	32,989	251,982	0.0%
	McBride P.L.C.	995,483	2,219,200	0.1%
	McColl's Retail Group P.L.C.	22,532	51,909	0.0%
*	Premier Foods P.L.C.	4,643,015	2,680,294	0.2%
	PZ Cussons P.L.C.	1,392,526	5,735,793	0.3%
*	REA Holdings P.L.C.	50,639	219,821	0.0%
	Stock Spirits Group P.L.C.	629,381	1,400,260	0.1%
	Tate & Lyle P.L.C.	2,319,044	20,181,815	1.1%
Total Consumer Staples			96,341,352	5.4%

Energy — (5.6%)
#*	Afren P.L.C.	5,446,344	—	0.0%
	Amec Foster Wheeler P.L.C.	2,037,469	11,765,464	0.7%
	Anglo Pacific Group P.L.C.	650,526	1,035,986	0.1%
*	Cairn Energy P.L.C.	3,385,007	9,835,070	0.6%
#*	EnQuest P.L.C.	5,248,159	2,719,128	0.1%
	Gulf Marine Services P.L.C.	31,549	19,065	0.0%
	Hunting P.L.C.	855,838	6,608,325	0.4%

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Energy — (Continued)
	James Fisher & Sons P.L.C.	255,650	$4,905,575	0.3%
	John Wood Group P.L.C.	1,887,172	20,378,522	1.1%
*	Lamprell P.L.C.	1,137,514	1,289,316	0.1%
*	Ophir Energy P.L.C.	3,356,189	3,972,291	0.2%
	Petrofac, Ltd.	1,141,776	12,218,826	0.7%
#*	Premier Oil P.L.C.	2,986,706	2,720,612	0.1%
	Soco International P.L.C.	1,115,663	2,189,305	0.1%
	Stobart Group, Ltd.	999,060	2,190,456	0.1%
#*	Tullow Oil P.L.C.	5,009,214	19,308,190	1.1%
Total Energy			101,156,131	5.7%

Financials — (13.0%)
	Aberdeen Asset Management P.L.C.	1,974,486	6,242,904	0.4%
*	Aldermore Group P.L.C.	540,542	1,582,314	0.1%
	Arrow Global Group P.L.C.	830,179	3,048,981	0.2%
	Ashmore Group P.L.C.	1,895,266	6,587,418	0.4%
	Beazley P.L.C.	2,740,810	13,100,391	0.7%
	BGEO Group P.L.C.	184,238	6,783,570	0.4%
	Brewin Dolphin Holdings P.L.C.	1,582,577	5,968,148	0.3%
	Charles Stanley Group P.L.C.	122,025	439,145	0.0%
	Charles Taylor P.L.C.	192,071	572,612	0.0%
	Chesnara P.L.C.	629,962	2,840,834	0.2%
	Close Brothers Group P.L.C.	785,896	13,958,020	0.8%
	esure Group P.L.C.	1,432,087	3,543,406	0.2%
	Hansard Global P.L.C.	16,468	21,468	0.0%
	Henderson Group P.L.C.	5,628,395	16,244,585	0.9%
	Hiscox, Ltd.	1,494,924	18,732,398	1.1%
	IG Group Holdings P.L.C.	1,792,534	10,894,001	0.6%
*	Industrial & Commercial Holdings P.L.C.	5,000	—	0.0%
	Intermediate Capital Group P.L.C.	1,340,691	11,542,751	0.7%
	International Personal Finance P.L.C.	1,060,000	2,248,602	0.1%
#*	IP Group P.L.C.	1,626,154	3,567,206	0.2%
	Jardine Lloyd Thompson Group P.L.C.	622,168	7,549,806	0.4%
	JRP Group P.L.C.	1,097,189	2,018,947	0.1%
	Jupiter Fund Management P.L.C.	2,162,762	11,777,958	0.7%
	Lancashire Holdings, Ltd.	1,084,204	9,281,505	0.5%
	Man Group P.L.C.	8,025,798	11,677,493	0.7%
*	NEX Group P.L.C.	1,541,699	8,825,450	0.5%
	Novae Group P.L.C.	324,392	2,750,223	0.2%
	OneSavings Bank P.L.C.	439,887	1,827,890	0.1%
	Paragon Group of Cos. P.L.C. (The)	1,079,643	5,501,644	0.3%
	Phoenix Group Holdings	1,466,980	13,279,377	0.7%
	Rathbone Brothers P.L.C.	198,409	4,834,764	0.3%
	S&U P.L.C.	20,417	557,810	0.0%
	Saga P.L.C.	4,624,740	11,138,116	0.6%
*	Shawbrook Group P.L.C.	226,307	758,764	0.0%
	TP ICAP P.L.C.	2,563,777	13,634,997	0.8%
	Virgin Money Holdings UK P.L.C.	816,196	3,045,659	0.2%
*	Waterloo Investment Holdings, Ltd.	5,979	516	0.0%
Total Financials			236,379,673	13.4%

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Health Care — (3.5%)
#*	Alizyme P.L.C.	660,805	$—	0.0%
*	BTG P.L.C.	1,870,654	13,584,615	0.8%
*	Cambian Group P.L.C.	209,345	319,264	0.0%
#*	Circassia Pharmaceuticals P.L.C.	285,098	330,839	0.0%
	Consort Medical P.L.C.	243,634	3,181,854	0.2%
	Dechra Pharmaceuticals P.L.C.	437,070	7,241,869	0.4%
	Genus P.L.C.	310,228	6,869,069	0.4%
	Indivior P.L.C.	3,662,912	13,346,335	0.7%
	Spire Healthcare Group P.L.C.	874,903	3,636,235	0.2%
	UDG Healthcare P.L.C.	1,224,291	10,081,703	0.6%
*	Vectura Group P.L.C.	2,891,647	4,884,420	0.3%
Total Health Care			63,476,203	3.6%

Industrials — (27.4%)
	Aggreko P.L.C.	1,332,278	15,039,277	0.8%
	Air Partner P.L.C.	40,969	254,138	0.0%
	Alumasc Group P.L.C. (The)	120,110	228,708	0.0%
	Avon Rubber P.L.C.	101,804	1,304,569	0.1%
	Balfour Beatty P.L.C.	3,549,781	11,722,644	0.7%
	BBA Aviation P.L.C.	5,623,297	19,605,290	1.1%
	Berendsen P.L.C.	823,219	8,826,147	0.5%
	Bodycote P.L.C.	1,121,708	8,894,204	0.5%
	Braemar Shipping Services P.L.C.	84,411	290,257	0.0%
#	Brammer P.L.C.	668,388	1,357,791	0.1%
	Cape P.L.C.	685,676	1,237,385	0.1%
#	Carillion P.L.C.	2,653,376	7,698,853	0.4%
	Carr's Group P.L.C.	343,111	631,700	0.0%
	Castings P.L.C.	157,187	807,790	0.0%
*	Chemring Group P.L.C.	1,487,205	3,116,476	0.2%
#	Clarkson P.L.C.	104,310	2,782,778	0.2%
	Cobham P.L.C.	8,760,026	17,637,802	1.0%
	Communisis P.L.C.	1,025,909	547,211	0.0%
	Costain Group P.L.C.	486,534	2,110,705	0.1%
	De La Rue P.L.C.	611,081	4,630,901	0.3%
*	Dialight P.L.C.	103,553	1,009,202	0.1%
	Diploma P.L.C.	586,339	7,522,556	0.4%
	Fenner P.L.C.	1,085,686	3,147,885	0.2%
*	Firstgroup P.L.C.	6,359,105	8,105,995	0.5%
*	Flybe Group P.L.C.	320,823	173,939	0.0%
	G4S P.L.C.	4,186,631	12,100,926	0.7%
	Galliford Try P.L.C.	430,288	6,844,216	0.4%
	Go-Ahead Group P.L.C.	220,066	6,059,105	0.3%
	Goodwin P.L.C.	383	8,263	0.0%
	Grafton Group P.L.C.	1,000,382	6,765,849	0.4%
	Harvey Nash Group P.L.C.	46,693	35,517	0.0%
	Hays P.L.C.	6,566,676	12,049,293	0.7%
	Hogg Robinson Group P.L.C.	134,014	112,609	0.0%
	HomeServe P.L.C.	1,369,369	10,459,646	0.6%
	Howden Joinery Group P.L.C.	3,165,528	14,938,171	0.8%
	IMI P.L.C.	1,291,794	16,520,476	0.9%
	Interserve P.L.C.	841,666	3,544,062	0.2%
	IWG P.L.C.	3,349,423	10,131,395	0.6%

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	John Laing Group P.L.C.	738,465	$2,467,088	0.1%
	Keller Group P.L.C.	403,236	4,210,141	0.2%
	Kier Group P.L.C.	541,660	9,174,237	0.5%
	Lavendon Group P.L.C.	844,223	2,754,295	0.1%
	Management Consulting Group P.L.C.	1,467,589	70,013	0.0%
	Mears Group P.L.C.	550,537	3,090,698	0.2%
	Meggitt P.L.C.	3,090,230	17,451,115	1.0%
	Melrose Industries P.L.C.	10,887,020	26,462,934	1.5%
	# Mitie Group P.L.C.	1,998,966	5,519,610	0.3%
	Morgan Advanced Materials P.L.C.	1,499,667	5,262,562	0.3%
	Morgan Sindall Group P.L.C.	191,927	1,765,409	0.1%
	National Express Group P.L.C.	2,195,042	9,565,341	0.5%
	Norcros P.L.C.	27,976	62,206	0.0%
	Northgate P.L.C.	801,556	4,871,081	0.3%
	Pagegroup P.L.C.	1,368,971	6,574,715	0.4%
	PayPoint P.L.C.	246,900	3,059,843	0.2%
	Polypipe Group P.L.C.	631,474	2,516,427	0.1%
	QinetiQ Group P.L.C.	3,269,092	10,582,846	0.6%
*	Renold P.L.C.	193,435	105,159	0.0%
	Rentokil Initial P.L.C.	8,861,710	24,243,686	1.4%
	Ricardo P.L.C.	271,798	3,228,224	0.2%
	Robert Walters P.L.C.	381,498	1,605,198	0.1%
	Rotork P.L.C.	3,918,039	11,627,202	0.7%
	RPS Group P.L.C.	1,250,133	3,423,841	0.2%
	Senior P.L.C.	2,337,741	5,590,610	0.3%
*	Serco Group P.L.C.	2,627,163	4,634,899	0.3%
	Severfield P.L.C.	1,262,597	1,167,718	0.1%
	Shanks Group P.L.C.	3,324,590	3,776,010	0.2%
	SIG P.L.C.	3,113,733	3,963,648	0.2%
	Speedy Hire P.L.C.	2,827,989	1,778,232	0.1%
	Spirax-Sarco Engineering P.L.C.	355,118	18,275,928	1.0%
	St. Ives P.L.C.	654,912	1,027,843	0.1%
	Stagecoach Group P.L.C.	2,052,864	5,464,306	0.3%
	Sthree P.L.C.	407,731	1,560,954	0.1%
	T Clarke P.L.C.	147,457	107,863	0.0%
	Travis Perkins P.L.C.	177,453	3,172,184	0.2%
	Trifast P.L.C.	447,201	1,131,989	0.1%
	Tyman P.L.C.	154,929	527,612	0.0%
	Ultra Electronics Holdings P.L.C.	392,382	9,379,121	0.5%
	Vesuvius P.L.C.	1,389,950	6,758,303	0.4%
*	Volex P.L.C.	307,047	182,206	0.0%
	Vp P.L.C.	160,962	1,519,378	0.1%
	Weir Group P.L.C. (The)	1,080,278	25,104,799	1.4%
	Wilmington P.L.C.	334,384	1,118,302	0.1%
	Wincanton P.L.C.	626,212	1,896,243	0.1%
*	Wizz Air Holdings P.L.C.	141,798	3,128,334	0.2%
	WS Atkins P.L.C.	502,623	9,019,693	0.5%
	XP Power, Ltd.	74,988	1,601,190	0.1%
Total Industrials			499,834,967	28.3%

Information Technology — (9.5%)
	Acal P.L.C.	293,479	816,470	0.1%

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	AVEVA Group P.L.C.	322,264	$7,472,003	0.4%
	Computacenter P.L.C.	389,033	3,828,864	0.2%
	E2V Technologies P.L.C.	846,513	2,852,907	0.2%
	Electrocomponents P.L.C.	2,396,207	14,062,924	0.8%
	FDM Group Holdings P.L.C.	26,428	183,341	0.0%
	Fidessa Group P.L.C.	205,277	5,782,241	0.3%
*	Gocompare.Com Group P.L.C.	1,496,630	1,309,557	0.1%
	Halma P.L.C.	1,951,180	21,586,831	1.2%
*	Imagination Technologies Group P.L.C.	1,260,452	3,906,779	0.2%
	Laird P.L.C.	1,470,974	2,779,819	0.2%
#	Micro Focus International P.L.C.	539,522	14,489,419	0.8%
	Moneysupermarket.com Group P.L.C.	2,403,304	8,704,621	0.5%
	NCC Group P.L.C.	700,295	1,566,744	0.1%
	Oxford Instruments P.L.C.	255,490	2,297,417	0.1%
*	Paysafe Group P.L.C.	2,313,667	10,570,178	0.6%
	Playtech P.L.C.	1,111,348	11,306,677	0.6%
	Renishaw P.L.C.	172,556	5,363,769	0.3%
	Rightmove P.L.C.	477,301	22,927,820	1.3%
	RM P.L.C.	318,504	528,947	0.0%
	SDL P.L.C.	395,868	2,152,720	0.1%
*	Sepura P.L.C.	429,568	100,464	0.0%
	Spectris P.L.C.	613,329	17,476,706	1.0%
	Spirent Communications P.L.C.	2,954,007	3,594,807	0.2%
	TT Electronics P.L.C.	828,017	1,671,738	0.1%
	Xaar P.L.C.	370,936	1,827,266	0.1%
	Zoopla Property Group P.L.C.	833,606	3,278,637	0.2%
Total Information Technology			172,439,666	9.7%

Materials — (7.8%)
	Acacia Mining P.L.C.	900,534	4,126,450	0.2%
#	Carclo P.L.C.	213,640	356,975	0.0%
	Centamin P.L.C.	6,065,603	10,267,021	0.6%
	Croda International P.L.C.	224,656	8,835,640	0.5%
	DS Smith P.L.C.	4,938,232	24,797,760	1.4%
	Elementis P.L.C.	2,601,104	8,885,609	0.5%
	Essentra P.L.C.	1,251,793	7,107,509	0.4%
*	Evraz P.L.C.	1,496,580	4,077,791	0.2%
*	Ferrexpo P.L.C.	433,035	712,766	0.0%
	Gem Diamonds, Ltd.	633,596	860,773	0.1%
	Hill & Smith Holdings P.L.C.	416,549	6,160,074	0.4%
	Hochschild Mining P.L.C.	1,480,894	3,816,349	0.2%
*	KAZ Minerals P.L.C.	1,307,816	5,766,878	0.3%
*	Lonmin P.L.C.	1,647,895	2,853,788	0.2%
	Low & Bonar P.L.C.	1,119,286	904,574	0.1%
	Marshalls P.L.C.	1,079,270	3,888,897	0.2%
*	Petra Diamonds, Ltd.	3,007,687	5,773,766	0.3%
#*	Petropavlovsk P.L.C.	13,101,159	1,117,439	0.1%
	RPC Group P.L.C.	1,638,321	21,475,299	1.2%
	Synthomer P.L.C.	1,317,365	6,213,216	0.4%
	Vedanta Resources P.L.C.	365,710	3,924,466	0.2%
	Victrex P.L.C.	443,677	10,549,955	0.6%

The United Kingdom Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Materials — (Continued)
Zotefoams P.L.C.	93,537	$287,444	0.0%
Total Materials		142,760,439	8.1%

Real Estate — (2.5%)
# Capital & Counties Properties P.L.C.	2,645,264	9,685,293	0.5%
* CLS Holdings P.L.C.	21,962	413,004	0.0%
Countrywide P.L.C.	649,114	1,399,306	0.1%
Daejan Holdings P.L.C.	36,075	2,749,662	0.2%
Foxtons Group P.L.C.	725,836	910,723	0.1%
Grainger P.L.C.	1,794,861	5,267,476	0.3%
Harworth Group P.L.C.	30,680	34,017	0.0%
Helical P.L.C.	619,438	2,249,056	0.1%
LSL Property Services P.L.C.	328,694	925,649	0.1%
* Raven Russia, Ltd.	1,046,108	576,039	0.0%
Savills P.L.C.	715,881	6,191,933	0.3%
St. Modwen Properties P.L.C.	1,098,776	4,133,624	0.2%
U & I Group P.L.C.	642,624	1,342,341	0.1%
UNITE Group P.L.C. (The)	1,349,912	10,086,595	0.6%
Total Real Estate		45,964,718	2.6%

Telecommunication Services — (0.7%)
Inmarsat P.L.C.	458,644	4,243,646	0.3%
KCOM Group P.L.C.	3,197,302	3,734,073	0.2%
# TalkTalk Telecom Group P.L.C.	2,586,447	5,388,024	0.3%
Total Telecommunication Services		13,365,743	0.8%

Utilities — (2.0%)
Dee Valley Group P.L.C.	12,109	270,253	0.0%
Drax Group P.L.C.	2,261,324	10,517,539	0.6%
Pennon Group P.L.C.	1,994,817	20,302,685	1.1%
Telecom Plus P.L.C.	319,153	4,627,873	0.3%
Total Utilities		35,718,350	2.0%
TOTAL COMMON STOCKS		1,758,590,917	99.4%
TOTAL INVESTMENT SECURITIES		1,758,590,917

		Value†
SECURITIES LENDING COLLATERAL — (3.4%)
§@ DFA Short Term Investment Fund	5,356,427	61,984,568	3.5%
TOTAL INVESTMENTS — (100.0%) (Cost $1,731,563,401)^		$1,820,575,485	102.9%
____________________

^ The cost for federal income tax purposes is $1,731,563,401.

The United Kingdom Small Company Series
continued

Summary of the Series' investments as of December 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$351,153,675	—	$351,153,675
Consumer Staples	—	96,341,352	—	96,341,352
Energy	—	101,156,131	—	101,156,131
Financials	$8,825,450	227,554,223	—	236,379,673
Health Care	—	63,476,203	—	63,476,203
Industrials	—	499,834,967	—	499,834,967
Information Technology	1,309,557	171,130,109	—	172,439,666
Materials	—	142,760,439	—	142,760,439
Real Estate	—	45,964,718	—	45,964,718
Telecommunication Services	—	13,365,743	—	13,365,743
Utilities	—	35,718,350	—	35,718,350
Securities Lending Collateral	—	61,984,568	—	61,984,568
TOTAL	$10,135,007	$1,810,440,478	—	$1,820,575,485

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2016
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (89.9%)
AUSTRIA — (3.0%)
	Agrana Beteiligungs AG	16,785	$1,992,288	0.0%
	ANDRITZ AG	310,627	15,566,678	0.4%
	Atrium European Real Estate, Ltd.	722,120	2,978,528	0.1%
#	Austria Technologie & Systemtechnik AG	154,803	1,513,264	0.0%
	BUWOG AG	336,656	7,815,424	0.2%
	CA Immobilien Anlagen AG	332,305	6,100,501	0.1%
#	Conwert Immobilien Invest SE	367,906	6,278,708	0.2%
#	DO & CO AG	29,227	1,920,754	0.0%
	EVN AG	200,982	2,371,279	0.1%
*	FACC AG	23,201	124,774	0.0%
	Flughafen Wien AG	4,221	103,937	0.0%
#	IMMOFINANZ AG	3,445,943	6,707,742	0.2%
	Josef Manner & Co. AG	870	52,658	0.0%
	Kapsch TrafficCom AG	30,685	1,204,328	0.0%
	Lenzing AG	51,632	6,248,595	0.2%
	Mayr Melnhof Karton AG	49,358	5,236,091	0.1%
	Oberbank AG	45,050	2,860,479	0.1%
	Oesterreichische Post AG	203,557	6,823,308	0.2%
	Palfinger AG	79,849	2,401,310	0.1%
	POLYTEC Holding AG	92,160	1,006,205	0.0%
	Porr Ag	48,724	1,996,297	0.0%
*	Raiffeisen Bank International AG	533,683	9,728,498	0.2%
	RHI AG	147,894	3,765,641	0.1%
#	Rosenbauer International AG	18,560	1,057,491	0.0%
	S IMMO AG	330,386	3,472,565	0.1%
	Schoeller-Bleckmann Oilfield Equipment AG	61,970	4,982,068	0.1%
	Semperit AG Holding	68,546	1,856,348	0.0%
	Strabag SE	104,184	3,690,122	0.1%
	Telekom Austria AG	399,167	2,356,087	0.1%
	UBM Development AG	314	10,267	0.0%
#	UNIQA Insurance Group AG	598,622	4,526,689	0.1%
#	Verbund AG	308,524	4,918,407	0.1%
	Vienna Insurance Group AG Wiener Versicherung Gruppe	98,712	2,208,572	0.1%
	Voestalpine AG	4,113	160,831	0.0%
	Wienerberger AG	573,239	9,943,961	0.2%
	Wolford AG	11,252	245,424	0.0%
	Zumtobel Group AG	163,135	2,913,502	0.1%
TOTAL AUSTRIA			137,139,621	3.3%

BELGIUM — (4.2%)
#*	Ablynx NV	303,349	3,445,566	0.1%
	Ackermans & van Haaren NV	134,383	18,666,762	0.5%
*	AGFA-Gevaert NV	965,465	3,726,032	0.1%
	Atenor	7,383	353,640	0.0%
	Banque Nationale de Belgique	986	3,109,551	0.1%
	Barco NV	65,535	5,517,719	0.1%
	Bekaert SA	183,930	7,434,357	0.2%
	bpost SA	447,777	10,585,719	0.3%
#*	Celyad SA	17,193	321,160	0.0%
#	Cie d'Entreprises CFE	49,147	5,335,884	0.1%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
BELGIUM — (Continued)
#*	Cie Immobiliere de Belgique SA	14,788	$824,621	0.0%
	Co.Br.Ha Societe Commerciale de Brasserie SA	111	332,041	0.0%
	D'ieteren SA	131,557	5,810,620	0.1%
#*	Dalenys	20,562	143,639	0.0%
	Deceuninck NV	358,205	855,589	0.0%
	Econocom Group SA	343,333	5,034,015	0.1%
	Elia System Operator SA	169,789	8,874,156	0.2%
	Euronav NV	679,242	5,402,820	0.1%
	EVS Broadcast Equipment SA	74,156	2,590,033	0.1%
#	Exmar NV	174,456	1,413,074	0.0%
#*	Fagron	224,088	2,287,892	0.1%
*	Galapagos NV	175,431	11,235,509	0.3%
	Gimv NV	29,320	1,622,643	0.0%
#	Ion Beam Applications	115,719	5,063,244	0.1%
	Jensen-Group NV	13,482	490,262	0.0%
#	Kinepolis Group NV	94,699	4,232,013	0.1%
#	Lotus Bakeries	1,454	3,821,284	0.1%
#*	MDxHealth	180,487	908,842	0.0%
	Melexis NV	113,838	7,614,682	0.2%
#*	Nyrstar NV	745,541	6,110,157	0.2%
	Ontex Group NV	314,694	9,342,629	0.2%
*	Orange Belgium SA	167,280	3,492,190	0.1%
	Picanol	28,800	2,351,623	0.1%
	RealDolmen	8,137	211,399	0.0%
	RealDolmen NV	120	2	0.0%
	Recticel SA	218,046	1,520,525	0.0%
	Resilux	5,006	826,559	0.0%
	Roularta Media Group NV	10,263	262,752	0.0%
	Sioen Industries NV	50,430	1,484,913	0.0%
	Sipef SA	25,871	1,646,468	0.0%
*	Telenet Group Holding NV	49,363	2,736,028	0.1%
	TER Beke SA	2,260	333,660	0.0%
*	Tessenderlo Chemie NV	190,301	6,954,441	0.2%
#*	ThromboGenics NV	159,152	424,162	0.0%
	Umicore SA	412,343	23,458,773	0.6%
	Van de Velde NV	35,498	2,470,472	0.1%
*	Viohalco SA	583,796	747,288	0.0%
TOTAL BELGIUM			191,427,410	4.6%

DENMARK — (4.2%)
	ALK-Abello A.S.	30,494	3,962,870	0.1%
	Alm Brand A.S.	468,716	3,572,938	0.1%
#	Ambu A.S. Class B	124,859	5,005,794	0.1%
	Arkil Holding A.S. Class B	504	62,416	0.0%
*	Bang & Olufsen A.S.	210,691	2,383,531	0.1%
	BankNordik P/F	1,753	33,643	0.0%
#*	Bavarian Nordic A.S.	146,880	5,166,434	0.1%
	Brodrene Hartmann A.S.	13,519	646,711	0.0%
#*	D/S Norden A.S.	136,704	2,133,716	0.1%
	DFDS A.S.	157,956	7,201,732	0.2%
	Djurslands Bank A.S.	8,970	295,244	0.0%
	FLSmidth & Co. A.S.	260,041	10,782,456	0.3%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
DENMARK — (Continued)
	Fluegger A.S. Class B	4,198	$194,585	0.0%
	GN Store Nord A.S.	826,732	17,097,087	0.4%
*	GPV Industri A.S. Class B	2,200	—	0.0%
	Gronlandsbanken A.S.	1,125	97,833	0.0%
*	H+H International A.S. Class B	44,617	475,626	0.0%
	Harboes Bryggeri A.S. Class B	16,516	324,876	0.0%
	IC Group A.S.	39,094	818,187	0.0%
*	Jeudan A.S.	5,970	606,552	0.0%
	Jyske Bank A.S.	345,747	16,441,309	0.4%
	Lan & Spar Bank	4,981	320,616	0.0%
	Matas A.S.	180,232	2,458,696	0.1%
	NKT Holding A.S.	135,151	9,530,483	0.2%
#	NNIT A.S.	13,778	397,565	0.0%
	Nordjyske Bank A.S.	36,553	543,792	0.0%
*	Parken Sport & Entertainment A.S.	33,556	327,872	0.0%
	Per Aarsleff Holding A.S.	108,010	2,691,494	0.1%
	Ringkjoebing Landbobank A.S.	23,199	4,803,958	0.1%
	Roblon A.S. Class B	2,700	87,595	0.0%
	Rockwool International A.S. Class B	39,532	6,966,697	0.2%
	Royal Unibrew A.S.	227,860	8,785,776	0.2%
	RTX A.S.	36,014	719,866	0.0%
*	Santa Fe Group A.S.	127,806	1,011,275	0.0%
	Schouw & Co. AB	71,589	5,329,173	0.1%
	SimCorp A.S.	210,233	10,238,372	0.3%
	Solar A.S. Class B	27,904	1,424,088	0.0%
	Spar Nord Bank A.S.	354,296	4,058,440	0.1%
	Sydbank A.S.	359,022	11,123,091	0.3%
*	TDC A.S.	4,165,514	21,353,969	0.5%
*	Tivoli A.S.	9,370	585,115	0.0%
*	TK Development A.S.	608,784	815,291	0.0%
*	Topdanmark A.S.	491,266	12,448,897	0.3%
	Tryg A.S.	65,070	1,175,068	0.0%
	United International Enterprises	10,218	1,797,002	0.1%
*	Vestjysk Bank A.S.	53,413	98,377	0.0%
*	William Demant Holding A.S.	365,410	6,346,974	0.2%
#*	Zealand Pharma A.S.	62,015	932,882	0.0%
TOTAL DENMARK			193,675,964	4.7%

FINLAND — (6.7%)
	Ahlstrom Oyj	48,392	767,840	0.0%
	Aktia Bank Oyj	92,898	950,627	0.0%
#	Alandsbanken Abp Class B	21,354	322,877	0.0%
	Alma Media Oyj	42,130	223,137	0.0%
	Amer Sports Oyj	641,324	17,018,455	0.4%
#	Apetit Oyj	18,766	255,969	0.0%
	Aspo Oyj	92,762	797,986	0.0%
	Atria Oyj	42,958	519,152	0.0%
#*	BasWare Oyj	43,305	1,649,987	0.0%
#	Bittium Oyj	124,764	743,136	0.0%
	Cargotec Oyj Class B	235,592	10,606,831	0.3%
#	Caverion Corp.	522,975	4,352,098	0.1%
	Citycon Oyj	2,200,212	5,404,017	0.1%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FINLAND — (Continued)
#	Comptel Oyj	360,144	$897,161	0.0%
	Cramo Oyj	191,199	4,782,274	0.1%
	Digia Oyj	48,912	161,957	0.0%
	Elisa Oyj	734,075	23,829,141	0.6%
	F-Secure Oyj	529,757	1,935,177	0.1%
*	Finnair Oyj	450,180	1,908,815	0.0%
#	Fiskars Oyj Abp	190,312	3,522,987	0.1%
*	Glaston Oyj Abp	46,084	19,563	0.0%
	HKScan Oyj Class A	172,657	579,004	0.0%
	Huhtamaki Oyj	467,536	17,327,232	0.4%
	Ilkka-Yhtyma Oyj	61,503	175,193	0.0%
	Kemira Oyj	653,778	8,333,971	0.2%
	Kesko Oyj Class A	11,168	516,222	0.0%
	Kesko Oyj Class B	345,206	17,227,737	0.4%
	Konecranes Oyj	262,339	9,295,572	0.2%
	Lassila & Tikanoja Oyj	171,857	3,475,223	0.1%
	Lemminkainen Oyj	30,098	646,072	0.0%
#	Metsa Board Oyj	1,336,761	9,531,201	0.2%
	Metso Oyj	549,230	15,625,000	0.4%
#	Munksjo Oyj	24,345	404,075	0.0%
	Nokian Renkaat Oyj	623,433	23,177,911	0.6%
	Olvi Oyj Class A	68,749	2,025,162	0.1%
	Oriola-KD Oyj Class A	6,054	27,041	0.0%
	Oriola-KD Oyj Class B	628,439	2,844,610	0.1%
	Orion Oyj Class A	126,645	5,637,535	0.1%
	Orion Oyj Class B	436,647	19,401,023	0.5%
*	Outokumpu Oyj	3,022,031	26,909,215	0.7%
#*	Outotec Oyj	900,395	4,707,879	0.1%
#	PKC Group Oyj	115,436	1,920,892	0.1%
	Ponsse Oy	47,631	1,201,558	0.0%
*	Poyry Oyj	188,253	656,116	0.0%
*	QT Group Oyj	48,912	288,588	0.0%
	Raisio Oyj Class V	573,332	2,152,806	0.1%
	Ramirent Oyj	378,668	2,941,623	0.1%
	Rapala VMC Oyj	109,543	475,747	0.0%
	Revenio Group Oyj	23,248	744,852	0.0%
	Sanoma Oyj	754,064	6,540,586	0.2%
	Sponda Oyj	515,835	2,371,018	0.1%
	SRV Group Oyj	23,502	134,377	0.0%
*	Stockmann Oyj Abp Class A	42,474	316,631	0.0%
#*	Stockmann Oyj Abp Class B	157,936	1,170,732	0.0%
	Technopolis Oyj	905,646	2,977,591	0.1%
	Teleste Oyj	46,406	432,568	0.0%
	Tieto Oyj	295,694	8,045,775	0.2%
#	Tikkurila Oyj	209,297	4,134,590	0.1%
#	Uponor Oyj	283,661	4,922,881	0.1%
	Vaisala Oyj Class A	47,987	1,702,997	0.0%
	Valmet Oyj	526,890	7,736,062	0.2%
	Viking Line Abp	10,366	220,730	0.0%
	YIT Oyj	598,077	4,759,665	0.1%
TOTAL FINLAND			304,384,450	7.3%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FRANCE — (12.5%)
	ABC Arbitrage	144,886	$1,096,243	0.0%
	Actia Group	48,398	384,440	0.0%
#*	Air France-KLM	993,402	5,403,547	0.1%
	Akka Technologies	51,478	1,875,613	0.1%
	Albioma SA	95,177	1,656,119	0.0%
	Altamir	111,564	1,499,266	0.0%
	Alten SA	136,617	9,591,439	0.2%
	Altran Technologies SA	771,932	11,265,755	0.3%
	April SA	74,473	939,986	0.0%
#*	Archos	138,714	196,958	0.0%
	Arkema SA	298,145	29,143,870	0.7%
	Assystem	62,634	1,745,003	0.1%
	Aubay	29,713	828,473	0.0%
*	Ausy	980	56,580	0.0%
	Axway Software SA	30,384	978,808	0.0%
	Bastide le Confort Medical	8,920	222,984	0.0%
#	Beneteau SA	193,357	2,796,995	0.1%
*	Bigben Interactive	3,583	26,386	0.0%
#	BioMerieux	67,996	10,148,786	0.3%
	Boiron SA	38,334	3,396,290	0.1%
	Bonduelle SCA	74,889	1,971,482	0.1%
#	Bourbon Corp.	93,321	1,202,460	0.0%
	Burelle SA	3,717	3,717,219	0.1%
	Casino Guichard Perrachon SA	3,794	181,788	0.0%
#	Catering International Services	14,124	251,269	0.0%
#*	Cegedim SA	23,645	652,542	0.0%
*	Cegid Group SA	26,749	—	0.0%
#*	CGG SA	97,011	1,394,889	0.0%
	Chargeurs SA	95,815	1,609,833	0.0%
	Cie des Alpes	38,937	774,480	0.0%
	Cie Plastic Omnium SA	318,364	10,153,109	0.3%
*	Coface SA	136,925	893,094	0.0%
	Derichebourg SA	549,528	2,429,164	0.1%
	Devoteam SA	27,976	1,692,231	0.1%
	Dom Security	2,414	129,706	0.0%
	Edenred	946,779	18,746,715	0.5%
	Electricite de Strasbourg SA	21,168	2,329,251	0.1%
	Elior Group	353,796	8,082,219	0.2%
	Elis SA	126,804	2,261,298	0.1%
*	Eramet	28,909	1,722,284	0.1%
*	Esso SA Francaise	14,895	645,103	0.0%
#*	Etablissements Maurel et Prom	844,597	3,744,513	0.1%
	Euler Hermes Group	56,627	4,973,268	0.1%
	Eurofins Scientific SE	30,496	12,992,630	0.3%
	Euronext NV	224,956	9,271,797	0.2%
	Eutelsat Communications SA	33,157	641,179	0.0%
	Exel Industries Class A	10,330	830,058	0.0%
	Faiveley Transport SA	34,183	3,603,082	0.1%
	Faurecia	306,467	11,870,459	0.3%
#	Fimalac	272	29,165	0.0%
	Fleury Michon SA	5,962	404,117	0.0%
#	Gaumont SA	13,521	788,862	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FRANCE — (Continued)
	Gaztransport Et Technigaz SA	72,536	$3,133,663	0.1%
	GEA	2,433	237,518	0.0%
	Gevelot SA	3,466	529,785	0.0%
	GL Events	48,589	869,362	0.0%
	Groupe Crit	23,258	1,664,686	0.0%
*	Groupe Fnac SA	49,162	3,321,392	0.1%
#*	Groupe Gorge	22,858	508,313	0.0%
	Groupe Open	26,685	638,075	0.0%
	Guerbet	32,666	2,446,418	0.1%
	Haulotte Group SA	74,466	1,101,289	0.0%
	Havas SA	519,269	4,372,004	0.1%
*	Herige SADCS	4,147	112,894	0.0%
#*	HiPay Group SA	24,579	279,425	0.0%
*	ID Logistics Group	5,586	793,803	0.0%
	Imerys SA	145,098	10,992,929	0.3%
	Ingenico Group SA	43,343	3,458,158	0.1%
#	Interparfums SA	54,443	1,570,745	0.0%
	Ipsen SA	162,032	11,707,628	0.3%
	IPSOS	168,064	5,280,248	0.1%
	Jacquet Metal Service	68,090	1,419,093	0.0%
	Korian SA	196,034	5,742,225	0.1%
	Lagardere SCA	619,304	17,189,044	0.4%
#	Lanson-BCC	8,795	312,933	0.0%
	Laurent-Perrier	12,372	937,789	0.0%
	Le Noble Age	24,612	915,313	0.0%
	Lectra	115,852	2,197,000	0.1%
	Linedata Services	8,608	423,792	0.0%
	LISI	94,248	3,039,987	0.1%
	Maisons France Confort SA	15,298	764,556	0.0%
	Manitou BF SA	48,399	952,299	0.0%
	Manutan International	14,076	1,032,927	0.0%
	Mersen SA	117,956	2,521,629	0.1%
#*	METabolic EXplorer SA	151,621	392,065	0.0%
	Metropole Television SA	293,607	5,457,763	0.1%
	MGI Coutier	55,136	1,652,792	0.0%
	Mr Bricolage	30,731	397,056	0.0%
#*	Naturex	31,570	2,824,130	0.1%
	Neopost SA	176,348	5,507,617	0.1%
*	Nexans SA	188,998	9,774,725	0.2%
	Nexity SA	171,171	8,005,939	0.2%
#*	Nicox	76,283	684,258	0.0%
*	NRJ Group	71,278	716,594	0.0%
#	Oeneo SA	107,682	897,543	0.0%
#*	Onxeo SA(B04P0G6)	160,610	422,128	0.0%
#*	Onxeo SA(BPFJVR0)	48,958	128,870	0.0%
#	Orpea	182,255	14,714,274	0.4%
#*	Parrot SA	25,254	275,763	0.0%
#*	Pierre & Vacances SA	26,157	1,044,324	0.0%
	Plastivaloire	1,182	175,240	0.0%
	PSB Industries SA	8,161	433,816	0.0%
#	Rallye SA	128,234	2,483,172	0.1%
	Remy Cointreau SA	55,277	4,711,676	0.1%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FRANCE — (Continued)
	Rexel SA	1,596,995	$26,238,437	0.6%
#	Robertet SA	3,063	1,128,694	0.0%
	Rothschild & Co.	21,871	591,476	0.0%
	Rubis SCA	203,675	16,774,964	0.4%
	Samse SA	8,068	1,240,006	0.0%
	Sartorius Stedim Biotech	101,854	6,426,099	0.2%
	Savencia SA	33,142	2,333,934	0.1%
	SEB SA	120,657	16,349,482	0.4%
	Seche Environnement SA	11,799	359,635	0.0%
#*	Sequana SA	289,137	514,010	0.0%
*	SES-imagotag SA	14,048	403,057	0.0%
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	60,258	1,908,180	0.1%
#*	Societe Internationale de Plantations d'Heveas SA	7,523	416,279	0.0%
	Societe Marseillaise du Tunnel Prado-Carenage SA	3,434	115,531	0.0%
#	Societe pour l'Informatique Industrielle	39,566	800,118	0.0%
*	SOITEC	1,279,868	1,977,675	0.1%
#*	Solocal Group	170,329	551,637	0.0%
	Somfy SA	20,959	8,547,645	0.2%
	Sopra Steria Group	74,501	8,452,791	0.2%
	SPIE SA	97,080	2,043,254	0.1%
*	Stallergenes Greer P.L.C.	12,201	396,994	0.0%
#*	Ste Industrielle d'Aviation Latecoere SA	310,883	1,370,261	0.0%
	Stef SA	28,166	2,366,656	0.1%
	STMicroelectronics NV	2,136,887	24,220,433	0.6%
	Sword Group	32,374	989,405	0.0%
	Synergie SA	69,989	2,577,783	0.1%
	Tarkett SA	54,324	1,948,424	0.1%
	Technicolor SA	1,482,868	8,017,791	0.2%
	Teleperformance	336,308	33,716,824	0.8%
#	Television Francaise 1	626,436	6,217,608	0.2%
	Tessi SA	6,807	1,153,681	0.0%
#	TFF Group	5,065	533,191	0.0%
#	Thermador Groupe	13,789	1,211,428	0.0%
	Total Gabon	1,515	248,658	0.0%
*	Touax SA	5,568	64,472	0.0%
	Trigano SA	46,958	3,672,516	0.1%
*	Ubisoft Entertainment SA	521,852	18,544,365	0.5%
	Union Financiere de France BQE SA	16,855	422,247	0.0%
#*	Vallourec SA	989,735	6,800,520	0.2%
#*	Valneva SE	218,939	712,191	0.0%
	Vetoquinol SA	16,625	796,691	0.0%
	Vicat SA	86,767	5,265,394	0.1%
	VIEL & Cie SA	161,700	739,920	0.0%
#	Vilmorin & Cie SA	27,056	1,703,588	0.1%
#*	Virbac SA	22,063	3,880,218	0.1%
	Vranken-Pommery Monopole SA	18,262	432,417	0.0%
*	Worldline SA	23,932	674,260	0.0%
TOTAL FRANCE			570,260,314	13.7%

GERMANY — (15.0%)
	Aareal Bank AG	409,233	15,348,599	0.4%
	Adler Modemaerkte AG	41,855	206,981	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
GERMANY — (Continued)
#*	ADLER Real Estate AG	111,691	$1,705,857	0.0%
*	ADVA Optical Networking SE	194,362	1,573,737	0.0%
#*	AIXTRON SE	396,410	1,289,864	0.0%
*	Aligna AG	318,087	—	0.0%
	All for One Steeb AG	569	31,376	0.0%
#	Allgeier SE	26,260	477,916	0.0%
#	Amadeus Fire AG	30,007	2,318,181	0.1%
*	AS Creation Tapeten	7,109	223,344	0.0%
	Aurubis AG	180,566	10,392,016	0.3%
	Axel Springer SE	194,300	9,421,372	0.2%
	Basler AG	3,576	226,899	0.0%
	Bauer AG	33,835	406,052	0.0%
	BayWa AG(5838057)	78,978	2,557,588	0.1%
	BayWa AG(5838068)	124	4,107	0.0%
	Bechtle AG	80,333	8,352,754	0.2%
#	Bertrandt AG	27,357	2,779,922	0.1%
	Bijou Brigitte AG	19,236	1,116,487	0.0%
#*	Bilfinger SE	178,040	6,854,985	0.2%
	Biotest AG	60,306	1,008,477	0.0%
*	BKN International AG	33,408	—	0.0%
#	Borussia Dortmund GmbH & Co. KGaA	473,904	2,622,162	0.1%
	BRAAS Monier Building Group SA	20,914	554,149	0.0%
#	CANCOM SE	86,805	4,117,546	0.1%
	Carl Zeiss Meditec AG	160,352	5,900,231	0.1%
#	CENIT AG	50,111	1,052,664	0.0%
	CENTROTEC Sustainable AG	44,227	710,927	0.0%
	Cewe Stiftung & Co. KGAA	31,218	2,769,360	0.1%
#	Clere AG	21,096	353,782	0.0%
	Comdirect Bank AG	182,514	1,851,845	0.0%
#	CompuGroup Medical SE	119,816	4,913,500	0.1%
*	Constantin Medien AG	340,089	739,281	0.0%
	CropEnergies AG	116,924	627,274	0.0%
#	CTS Eventim AG & Co. KGaA	216,083	6,804,500	0.2%
	Data Modul AG	11,455	590,968	0.0%
#*	DEAG Deutsche Entertainment AG	13,697	40,958	0.0%
#	Delticom AG	28,981	546,191	0.0%
	Deutsche Beteiligungs AG	48,698	1,575,687	0.0%
	Deutsche EuroShop AG	220,384	8,964,095	0.2%
#	Deutsche Lufthansa AG	28,830	371,640	0.0%
	Deutsche Pfandbriefbank AG	22,610	216,563	0.0%
	Deutz AG	599,311	3,362,525	0.1%
*	Dialog Semiconductor P.L.C.	382,079	16,053,013	0.4%
	DIC Asset AG	265,874	2,543,528	0.1%
	DMG Mori AG	200,984	9,118,820	0.2%
	Dr Hoenle AG	25,078	741,009	0.0%
	Draegerwerk AG & Co. KGaA	9,773	669,551	0.0%
#	Drillisch AG	225,064	9,667,300	0.2%
	Duerr AG	133,802	10,728,441	0.3%
	Eckert & Ziegler AG	17,297	486,416	0.0%
	Elmos Semiconductor AG	53,988	806,152	0.0%
#	ElringKlinger AG	167,277	2,791,725	0.1%
*	Euromicron AG	32,612	200,625	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
GERMANY — (Continued)
*	Evotec AG	1,103,203	$8,619,214	0.2%
#	Fielmann AG	114,167	7,534,145	0.2%
*	First Sensor AG	19,888	303,505	0.0%
	Francotyp-Postalia Holding AG Class A	53,729	310,497	0.0%
	Fraport AG Frankfurt Airport Services Worldwide	179,584	10,596,881	0.3%
	Freenet AG	652,809	18,346,927	0.4%
	Fuchs Petrolub SE	147,943	5,746,090	0.1%
	Gerresheimer AG	198,146	14,695,756	0.4%
	Gerry Weber International AG	98,127	1,133,164	0.0%
#	Gesco AG	43,467	1,028,847	0.0%
	GFK SE	76,920	3,511,750	0.1%
#	GFT Technologies SE	90,843	1,956,453	0.1%
	Grammer AG	79,765	3,979,831	0.1%
	GRENKE AG	36,620	5,738,572	0.1%
*	H&R GmbH & Co. KGaA	33,528	527,156	0.0%
	Hamburger Hafen und Logistik AG	113,533	2,109,767	0.1%
#*	Heidelberger Druckmaschinen AG	1,401,673	3,729,128	0.1%
	Hella KGaA Hueck & Co.	106,323	4,001,660	0.1%
*	Highlight Communications AG	94,846	566,740	0.0%
*	HolidayCheck Group AG	114,390	278,964	0.0%
	Hornbach Baumarkt AG	21,270	619,170	0.0%
	Hugo Boss AG	261,242	15,948,572	0.4%
	Indus Holding AG	129,827	7,041,709	0.2%
#	Init Innovation In Traffic Systems AG	23,180	363,699	0.0%
	Isra Vision AG	18,038	1,919,045	0.0%
	Jenoptik AG	262,122	4,518,808	0.1%
#	K+S AG	990,931	23,605,024	0.6%
*	Kampa AG	7,101	127	0.0%
	KION Group AG	258,832	14,370,732	0.3%
*	Kloeckner & Co. SE	555,392	6,935,224	0.2%
*	Koenig & Bauer AG	69,890	3,137,272	0.1%
#*	Kontron AG	437,004	1,310,822	0.0%
#	Krones AG	75,044	6,854,020	0.2%
	KSB AG	3,466	1,359,670	0.0%
*	KUKA AG	134,984	16,316,193	0.4%
#	KWS Saat SE	15,970	4,737,273	0.1%
	Lanxess AG	484,758	31,743,525	0.8%
	LEG Immobilien AG	306,750	23,791,358	0.6%
	Leifheit AG	13,935	827,806	0.0%
	Leoni AG	159,356	5,666,025	0.1%
#*	LPKF Laser & Electronics AG	76,947	561,847	0.0%
#*	Manz AG	20,001	697,731	0.0%
*	MasterFlex SE	19,347	134,032	0.0%
*	Mediclin AG	88,966	549,743	0.0%
#*	Medigene AG	56,083	700,022	0.0%
	MLP AG	296,006	1,298,227	0.0%
*	msg life ag	11,646	35,488	0.0%
#	MTU Aero Engines AG	249,839	28,818,892	0.7%
	MVV Energie AG	1,278	28,901	0.0%
	Nemetschek SE	107,874	6,271,885	0.2%
	Nexus AG	49,542	933,061	0.0%
#*	Nordex SE	307,691	6,590,488	0.2%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
GERMANY — (Continued)
	Norma Group SE	202,672	$8,633,124	0.2%
	OHB SE	34,003	663,199	0.0%
	Osram Licht AG	343,036	17,963,212	0.4%
	paragon AG	4,815	210,617	0.0%
*	Patrizia Immobilien AG	263,203	4,368,080	0.1%
#*	Petro Welt Technologies AG	6,474	47,622	0.0%
	Pfeiffer Vacuum Technology AG	52,225	4,871,024	0.1%
	PNE Wind AG	367,537	842,970	0.0%
	Progress-Werk Oberkirch AG	7,571	318,521	0.0%
	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	27,232	349,849	0.0%
	Puma SE	10,528	2,763,792	0.1%
*	PVA TePla AG	46,019	110,283	0.0%
*	QIAGEN NV	744,663	20,867,950	0.5%
#	QSC AG	498,723	1,005,203	0.0%
#	R Stahl AG	14,952	447,347	0.0%
	Rational AG	14,449	6,444,141	0.2%
	Rheinmetall AG	223,411	14,993,275	0.4%
	RHOEN-KLINIKUM AG	235,088	6,345,761	0.2%
#	RIB Software AG	157,104	2,061,265	0.1%
#	S&T AG	15,456	141,323	0.0%
	SAF-Holland SA	248,917	3,568,069	0.1%
	Salzgitter AG	212,972	7,472,264	0.2%
#	Schaltbau Holding AG	27,311	883,824	0.0%
	Schloss Wachenheim AG	7,479	120,574	0.0%
*	SER Systems AG	9,400	—	0.0%
#*	SGL Carbon SE	266,687	2,341,879	0.1%
	SHW AG	25,624	879,159	0.0%
*	Siltronic AG	6,953	321,566	0.0%
#	Sixt Leasing SE	7,617	143,656	0.0%
	Sixt SE	80,910	4,333,633	0.1%
#	SMA Solar Technology AG	59,062	1,557,381	0.0%
*	SMT Scharf AG	18,103	263,633	0.0%
	Softing AG	21,576	291,551	0.0%
	Software AG	309,788	11,227,782	0.3%
#*	Solarworld AG	13,177	33,652	0.0%
*	Stabilus SA	30,774	1,653,157	0.0%
	Stada Arzneimittel AG	306,492	15,833,942	0.4%
	STRATEC Biomedical AG	8,807	424,246	0.0%
#	Stroeer SE & Co. KGaA	116,515	5,107,090	0.1%
	Suedzucker AG	438,206	10,445,333	0.3%
#*	Suess MicroTec AG	105,674	710,833	0.0%
	Surteco SE	25,640	637,915	0.0%
	TAG Immobilien AG	798,736	10,525,702	0.3%
	Takkt AG	163,454	3,693,533	0.1%
	Technotrans AG	32,047	772,238	0.0%
	TLG Immobilien AG	152,128	2,863,875	0.1%
*	Tom Tailor Holding AG	108,631	592,711	0.0%
	VERBIO Vereinigte BioEnergie AG	127,536	972,016	0.0%
#*	Vossloh AG	68,437	4,295,675	0.1%
#	VTG AG	80,128	2,392,969	0.1%
#	Wacker Chemie AG	77,716	8,066,094	0.2%
	Wacker Neuson SE	146,155	2,367,300	0.1%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
GERMANY — (Continued)
	Washtec AG	42,100	$2,191,163	0.1%
	XING AG	16,563	3,056,716	0.1%
	Zeal Network SE	33,676	1,306,745	0.0%
TOTAL GERMANY			685,986,814	16.5%

GREECE — (0.0%)
*	Alfa Alfa Energy SA	3,810	—	0.0%
*	Alysida SA	2,376	—	0.0%
*	Atlantic Supermarkets SA	34,730	—	0.0%
*	Babis Vovos International Construction SA	21,073	—	0.0%
*	Balafas SA	15,200	—	0.0%
*	Elektroniki Athinon SA	7,497	—	0.0%
*	Etma Rayon SA	11,242	—	0.0%
*	Informatics SA	3,778	—	0.0%
*	Ipirotiki Software & Publications SA	22,110	—	0.0%
*	Lan-Net SA	12,688	—	0.0%
*	Neorion Holdings SA	14,991	—	0.0%
*	Promota Hellas SA	8,860	—	0.0%
*	T Bank SA	228,007	—	0.0%
*	Themeliodomi SA	37,422	—	0.0%
TOTAL GREECE			—	0.0%

IRELAND — (1.2%)
	C&C Group P.L.C.(B010DT8)	399,607	1,669,304	0.1%
	C&C Group P.L.C.(B011Y09)	1,077,904	4,360,781	0.1%
	Datalex P.L.C.	60,575	216,000	0.0%
*	FBD Holdings P.L.C.	125,728	860,235	0.0%
	Glanbia P.L.C.(0066950)	700,613	11,684,912	0.3%
	Glanbia P.L.C.(4058629)	26,140	433,884	0.0%
	IFG Group P.L.C.	302,015	566,331	0.0%
*	Independent News & Media P.L.C.	1,593,163	213,590	0.0%
	Irish Continental Group P.L.C.(BLP5857)	366,782	1,733,972	0.1%
	Irish Continental Group P.L.C.(BLP59W1)	234,200	1,066,637	0.0%
	Kingspan Group P.L.C.	622,048	16,815,462	0.4%
	Paddy Power Betfair P.L.C.	4,809	511,689	0.0%
	Smurfit Kappa Group P.L.C.	601,045	13,765,269	0.3%
TOTAL IRELAND			53,898,066	1.3%

ISRAEL — (1.8%)
*	ADO Group, Ltd.	49,052	557,175	0.0%
#*	Africa Israel Investments, Ltd.	1,160,746	172,708	0.0%
	Africa Israel Properties, Ltd.	78,320	1,344,486	0.0%
	Africa Israel Residences, Ltd.	594	11,510	0.0%
#*	Airport City, Ltd.	316,100	3,141,883	0.1%
	Albaad Massuot Yitzhak, Ltd.	466	7,428	0.0%
#*	Allot Communications, Ltd.	127,151	611,907	0.0%
	Alrov Properties and Lodgings, Ltd.	44,380	964,138	0.0%
	Amot Investments, Ltd.	452,653	1,920,303	0.1%
	Arad, Ltd.	1,053	10,590	0.0%
	Ashtrom Properties, Ltd.	23,018	82,256	0.0%
#*	AudioCodes, Ltd.	163,675	1,019,081	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ISRAEL — (Continued)
	Avgol Industries 1953, Ltd.	407,132	$489,230	0.0%
*	Azorim-Investment Development & Construction Co., Ltd.	380,820	341,057	0.0%
	Bayside Land Corp.	3,610	1,309,350	0.0%
#	Big Shopping Centers, Ltd.	17,790	1,167,569	0.0%
*	BioLine RX, Ltd.	59,630	53,356	0.0%
#	Blue Square Real Estate, Ltd.	22,369	852,889	0.0%
	Brack Capital Properties NV	12,827	1,147,370	0.0%
#*	Cellcom Israel, Ltd.	283,451	2,272,990	0.1%
*	Ceragon Networks, Ltd.	109,184	276,555	0.0%
#*	Clal Biotechnology Industries, Ltd.	174,162	108,279	0.0%
*	Clal Insurance Enterprises Holdings, Ltd.	88,091	1,127,682	0.0%
*	Cohen Development & Industrial Buildings, Ltd.	2,564	64,928	0.0%
#*	Compugen, Ltd.	185,531	941,595	0.0%
	Delek Automotive Systems, Ltd.	168,811	1,493,900	0.0%
#	Delta-Galil Industries, Ltd.	56,527	1,641,185	0.1%
	Direct Insurance Financial Investments, Ltd.	73,126	652,217	0.0%
	El Al Israel Airlines	1,470,062	972,122	0.0%
	Electra Consumer Products 1970, Ltd.	12,719	174,706	0.0%
#	Electra, Ltd.	8,540	1,370,680	0.0%
#	Elron Electronic Industries, Ltd.	62,094	287,966	0.0%
#	Energix-Renewable Energies, Ltd.	78,065	48,142	0.0%
*	Equital, Ltd.	7,312	138,596	0.0%
#*	Evogene, Ltd.	70,559	358,627	0.0%
#	First International Bank Of Israel, Ltd.	180,262	2,641,629	0.1%
	FMS Enterprises Migun, Ltd.	11,414	306,301	0.0%
	Formula Systems 1985, Ltd.	44,239	1,793,289	0.1%
	Fox Wizel, Ltd.	19,541	315,485	0.0%
	Frutarom Industries, Ltd.	678	34,607	0.0%
*	Gilat Satellite Networks, Ltd.	113,132	570,594	0.0%
#*	Hadera Paper, Ltd.	10,176	346,988	0.0%
	Harel Insurance Investments & Financial Services, Ltd.	552,043	2,530,343	0.1%
	Hilan, Ltd.	45,185	681,615	0.0%
#	IDI Insurance Co., Ltd.	22,850	1,103,417	0.0%
#	Industrial Buildings Corp., Ltd.	475,849	567,833	0.0%
*	Israel Discount Bank, Ltd. Class A	2,736,507	5,679,010	0.2%
	Israel Land Development Co., Ltd. (The)	22,310	118,639	0.0%
*	Jerusalem Oil Exploration	45,662	1,954,179	0.1%
#*	Kamada, Ltd.	126,672	691,987	0.0%
*	Kenon Holdings, Ltd.	27,135	318,773	0.0%
	Kerur Holdings, Ltd.	7,088	183,143	0.0%
	Klil Industries, Ltd.	550	46,728	0.0%
	Maabarot Products, Ltd.	21,999	340,944	0.0%
	Magic Software Enterprises, Ltd.	92,863	635,664	0.0%
#	Matrix IT, Ltd.	178,144	1,423,443	0.0%
	Maytronics, Ltd.	129,036	494,794	0.0%
#*	Mazor Robotics, Ltd.	228,777	2,524,400	0.1%
	Meitav DS Investments, Ltd.	44,186	203,019	0.0%
#	Melisron, Ltd.	52,894	2,254,544	0.1%
*	Menora Mivtachim Holdings, Ltd.	123,424	1,118,162	0.0%
#*	Migdal Insurance & Financial Holding, Ltd.	1,543,756	1,260,981	0.0%
#	Mivtach Shamir Holdings, Ltd.	22,547	458,976	0.0%
#*	Naphtha Israel Petroleum Corp., Ltd.	160,542	1,033,695	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ISRAEL — (Continued)
	Neto ME Holdings, Ltd.	5,555	$430,943	0.0%
#*	Nova Measuring Instruments, Ltd.	119,308	1,587,818	0.1%
*	Oil Refineries, Ltd.	5,367,932	1,888,561	0.1%
#*	Partner Communications Co., Ltd.	459,954	2,197,938	0.1%
	Paz Oil Co., Ltd.	23,314	3,417,965	0.1%
*	Perion Network, Ltd.	16,455	22,566	0.0%
*	Phoenix Holdings, Ltd. (The)	280,698	971,964	0.0%
#	Plasson Industries, Ltd.	13,484	397,633	0.0%
#	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	32,629	1,317,705	0.0%
#*	Redhill Biopharma, Ltd.	45,309	47,503	0.0%
#	Sapiens International Corp. NV	109,799	1,572,699	0.1%
	Scope Metals Group, Ltd.	830	16,628	0.0%
	Shapir Engineering and Industry, Ltd.	37,161	80,876	0.0%
#	Shikun & Binui, Ltd.	1,044,647	1,992,399	0.1%
	Shufersal, Ltd.	392,383	1,464,734	0.0%
*	Space Communication, Ltd.	17,611	111,066	0.0%
	Strauss Group, Ltd.	136,109	2,149,189	0.1%
*	Summit Real Estate Holdings, Ltd.	104,998	564,642	0.0%
	Tadiran Holdings, Ltd.	6,059	135,080	0.0%
#*	Tower Semiconductor, Ltd.	251,518	4,779,928	0.1%
*	Union Bank of Israel	126,346	554,261	0.0%
TOTAL ISRAEL			84,469,736	2.0%

ITALY — (8.7%)
	A2A SpA	8,290,391	10,706,874	0.3%
	ACEA SpA	302,509	3,671,061	0.1%
*	Aedes SIIQ SpA	691,904	280,723	0.0%
#*	Aeffe SpA	167,738	195,777	0.0%
	Amplifon SpA	515,448	4,908,749	0.1%
	Anima Holding SpA	761,265	4,126,530	0.1%
	Ansaldo STS SpA	572,443	7,134,411	0.2%
*	Arnoldo Mondadori Editore SpA	724,145	892,387	0.0%
	Ascopiave SpA	424,667	1,216,855	0.0%
#	Astaldi SpA	288,057	1,637,000	0.1%
	Autogrill SpA	728,145	6,570,418	0.2%
#	Azimut Holding SpA	623,078	10,363,894	0.3%
#*	Banca Carige SpA	1,893,751	633,451	0.0%
#	Banca Finnat Euramerica SpA	616,149	241,559	0.0%
	Banca Generali SpA	284,313	6,762,305	0.2%
	Banca IFIS SpA	147,336	4,025,937	0.1%
	Banca Mediolanum SpA	1,097,031	7,869,130	0.2%
#*	Banca Monte dei Paschi di Siena SpA	19,884	310,592	0.0%
#*	Banca Popolare dell'Etruria e del Lazio SC	1,058,027	—	0.0%
#	Banca Popolare di Milano Scarl	22,383,595	8,418,715	0.2%
	Banca Popolare di Sondrio SCPA	2,316,219	7,599,380	0.2%
	Banca Profilo SpA	1,221,744	222,736	0.0%
	Banco di Desio e della Brianza SpA	224,677	464,623	0.0%
	Banco Popolare SC	2,966,423	7,138,856	0.2%
#	BasicNet SpA	170,033	599,882	0.0%
	Biesse SpA	68,574	1,378,608	0.0%
	BPER Banca	2,548,728	13,527,093	0.3%
	Brembo SpA	161,253	9,755,032	0.2%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ITALY — (Continued)
#	Brunello Cucinelli SpA	101,511	$2,173,154	0.1%
	Buzzi Unicem SpA	409,864	9,698,138	0.2%
#	Cairo Communication SpA	339,858	1,359,239	0.0%
*	Caltagirone Editore SpA	6,277	4,851	0.0%
	Cembre SpA	39,007	570,633	0.0%
	Cementir Holding SpA	325,211	1,437,086	0.0%
	Cerved Information Solutions SpA	620,171	5,140,515	0.1%
	CIR-Compagnie Industriali Riunite SpA	2,065,487	2,244,979	0.1%
	Credito Emiliano SpA	471,853	2,824,856	0.1%
#	Credito Valtellinese SC	5,732,088	2,238,119	0.1%
	d'Amico International Shipping SA	830,428	290,316	0.0%
	Danieli & C Officine Meccaniche SpA	72,897	1,480,743	0.0%
	Datalogic SpA	111,466	2,192,488	0.1%
	Davide Campari-Milano SpA	1,402,760	13,701,107	0.3%
	De' Longhi SpA	274,771	6,522,245	0.2%
	DeA Capital SpA	526,890	664,955	0.0%
	DiaSorin SpA	116,636	6,897,597	0.2%
#*	Ei Towers SpA	87,314	4,700,616	0.1%
	El.En. SpA	48,277	1,191,795	0.0%
	Elica SpA	4,665	9,119	0.0%
#	ERG SpA	319,564	3,427,882	0.1%
	Esprinet SpA	169,978	1,266,494	0.0%
*	Eurotech SpA	90,850	144,826	0.0%
	Falck Renewables SpA	704,182	684,476	0.0%
*	Fincantieri SpA	2,268,686	1,127,638	0.0%
#	FinecoBank Banca Fineco SpA	922,158	5,155,956	0.1%
	FNM SpA	627,039	326,045	0.0%
#	Geox SpA	453,868	1,053,507	0.0%
*	Gruppo Editoriale L'Espresso SpA	481,852	374,034	0.0%
#	Gruppo MutuiOnline SpA	103,077	917,081	0.0%
	Hera SpA	3,352,671	7,716,829	0.2%
	IMMSI SpA	1,202,186	467,518	0.0%
	Industria Macchine Automatiche SpA	70,748	4,284,711	0.1%
	Infrastrutture Wireless Italiane SpA	257,283	1,193,916	0.0%
*	Intek Group SpA	1,768,514	378,089	0.0%
	Interpump Group SpA	425,898	6,968,000	0.2%
	Iren SpA	2,952,554	4,830,393	0.1%
	Italmobiliare SpA	45,336	2,133,398	0.1%
*	Juventus Football Club SpA	2,188,514	692,988	0.0%
	La Doria SpA	65,929	621,997	0.0%
#	Maire Tecnimont SpA	643,190	1,741,725	0.1%
#	MARR SpA	182,251	3,322,447	0.1%
#	Mediaset SpA	4,351,208	18,740,361	0.5%
	Moncler SpA	664,534	11,547,291	0.3%
#	Nice SpA	71,162	190,653	0.0%
	OVS SpA	81,957	411,670	0.0%
	Parmalat SpA	1,761,867	5,493,177	0.1%
#	Piaggio & C SpA	961,442	1,603,247	0.1%
#*	Prelios SpA	127,326	12,382	0.0%
#	Prima Industrie SpA	15,358	255,504	0.0%
	Prysmian SpA	1,026,230	26,302,604	0.6%
	RAI Way SpA	13,096	49,352	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ITALY — (Continued)
	Recordati SpA	474,431	$13,442,019	0.3%
#	Reno de Medici SpA	840,050	269,419	0.0%
	Reply SpA	23,664	2,937,633	0.1%
*	Retelit SpA	732,206	823,705	0.0%
*	Richard-Ginori 1735 SpA	8,489	—	0.0%
	Sabaf SpA	25,688	281,147	0.0%
#	SAES Getters SpA	40,332	505,327	0.0%
*	Safilo Group SpA	176,776	1,481,956	0.0%
*	Saipem SpA	26,968,903	15,084,034	0.4%
#	Salini Impregilo SpA	1,159,746	3,655,579	0.1%
#	Salvatore Ferragamo SpA	262,482	6,190,812	0.2%
	Saras SpA	1,637,194	2,955,395	0.1%
	SAVE SpA	85,250	1,558,780	0.0%
	Servizi Italia SpA	34,833	131,033	0.0%
#*	Snai SpA	117,457	161,859	0.0%
	Societa Cattolica di Assicurazioni SCRL	852,357	4,990,274	0.1%
	Societa Iniziative Autostradali e Servizi SpA	349,366	2,978,515	0.1%
*	Sogefi SpA	284,842	729,168	0.0%
	SOL SpA	161,050	1,348,960	0.0%
	Tamburi Investment Partners SpA	418,473	1,582,847	0.0%
#*	Tiscali SpA	9,160,788	438,810	0.0%
#	Tod's SpA	70,079	4,551,561	0.1%
#*	Trevi Finanziaria Industriale SpA	509,518	524,388	0.0%
	TXT e-solutions SpA	28,342	223,695	0.0%
#	Unione di Banche Italiane SpA	1,455,627	3,985,606	0.1%
	Unipol Gruppo Finanziario SpA	2,168,748	7,798,551	0.2%
#	UnipolSai SpA	4,147,843	8,847,027	0.2%
	Vittoria Assicurazioni SpA	124,843	1,330,004	0.0%
#*	Yoox Net-A-Porter Group SpA	280,998	7,945,800	0.2%
	Zignago Vetro SpA	142,878	830,745	0.0%
TOTAL ITALY			397,015,969	9.5%

NETHERLANDS — (4.7%)
	Aalberts Industries NV	600,156	19,443,822	0.5%
	Accell Group	142,072	3,274,646	0.1%
	AFC Ajax NV	18,134	166,963	0.0%
	AMG Advanced Metallurgical Group NV	171,531	2,665,610	0.1%
	Amsterdam Commodities NV	92,796	2,042,069	0.1%
#	APERAM SA	270,393	12,339,630	0.3%
	Arcadis NV	376,441	5,275,601	0.1%
#	ASM International NV	290,828	13,038,622	0.3%
*	Atag Group NV	4,630	—	0.0%
	BE Semiconductor Industries NV	196,836	6,547,545	0.2%
	Beter Bed Holding NV	97,492	1,733,251	0.0%
	BinckBank NV	265,526	1,535,389	0.0%
	Boskalis Westminster	431,756	14,978,510	0.4%
	Brunel International NV	118,473	1,916,658	0.1%
	Corbion NV	334,113	8,935,323	0.2%
	Delta Lloyd NV	2,709,093	15,141,665	0.4%
	Flow Traders	5,391	185,546	0.0%
*	Fugro NV	381,770	5,829,592	0.1%
#	Gemalto NV(B9MS8P5)	304,031	17,558,209	0.4%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
NETHERLANDS — (Continued)
	Gemalto NV(B011JK4)	2,670	$154,357	0.0%
#*	Heijmans NV	126,289	734,319	0.0%
	Hunter Douglas NV	9,827	552,850	0.0%
	IMCD Group NV	50,186	2,138,272	0.1%
	KAS Bank NV	80,799	716,531	0.0%
	Kendrion NV	67,325	1,895,258	0.0%
#	Koninklijke BAM Groep NV	1,407,837	6,508,471	0.2%
	Koninklijke Vopak NV	180,802	8,530,249	0.2%
	Nederland Apparatenfabriek	27,865	979,819	0.0%
#*	OCI NV	292,497	5,101,457	0.1%
#*	Ordina NV	866,273	1,911,580	0.0%
*	PostNL NV	2,511,108	10,787,947	0.3%
	Refresco Group NV	26,486	402,079	0.0%
	SBM Offshore NV	949,667	14,868,291	0.4%
#	Sligro Food Group NV	134,261	4,672,163	0.1%
#*	SNS Reaal NV	705,718	—	0.0%
	Telegraaf Media Groep NV	170,034	849,024	0.0%
	TKH Group NV	223,860	8,853,241	0.2%
#*	TomTom NV	575,952	5,174,624	0.1%
	Van Lanschot NV	25,348	532,818	0.0%
	Wessanen	469,148	6,568,139	0.2%
TOTAL NETHERLANDS			214,540,140	5.2%

NORWAY — (2.7%)
#	ABG Sundal Collier Holding ASA	1,786,130	1,021,131	0.0%
	AF Gruppen ASA	18,991	339,563	0.0%
#*	Akastor ASA	917,989	1,719,223	0.0%
#	Aker ASA Class A	130,540	4,876,914	0.1%
	Aker BP ASA	465,731	8,322,095	0.2%
#*	Aker Solutions ASA	629,094	3,007,644	0.1%
#	American Shipping Co. ASA	201,106	565,204	0.0%
	Arendals Fossekompani A.S.	90	30,870	0.0%
	Atea ASA	352,576	3,244,125	0.1%
	Austevoll Seafood ASA	517,682	5,016,394	0.1%
	Avance Gas Holding, Ltd.	17,315	53,060	0.0%
#*	Axactor AB	4,237,217	1,298,123	0.0%
	Bakkafrost P/F	172,423	6,839,223	0.2%
*	Biotec Pharmacon ASA	139,685	182,889	0.0%
	Bonheur ASA	140,320	1,172,755	0.0%
	Borregaard ASA	468,193	4,581,262	0.1%
#	BW LPG, Ltd.	259,105	1,088,480	0.0%
*	BW Offshore, Ltd.	863,791	2,764,113	0.1%
#*	Deep Sea Supply P.L.C.	254,547	40,862	0.0%
#*	DNO ASA	3,249,546	3,181,219	0.1%
	Ekornes ASA	111,584	1,375,168	0.0%
	Entra ASA	24,798	246,512	0.0%
#*	Fred Olsen Energy ASA	147,008	538,320	0.0%
#	Frontline, Ltd.	173,160	1,240,779	0.0%
	Grieg Seafood ASA	257,604	2,435,979	0.1%
#*	Hexagon Composites ASA	394,620	1,228,858	0.0%
#	Hoegh LNG Holdings, Ltd.	220,215	2,452,547	0.1%
*	Kongsberg Automotive ASA	2,171,519	1,425,315	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
NORWAY — (Continued)
#	Kongsberg Gruppen ASA	5,129	$73,967	0.0%
*	Kvaerner ASA	1,616,475	2,261,805	0.1%
#*	Nordic Semiconductor ASA	703,953	2,855,506	0.1%
#*	Norske Skogindustrier ASA	1,270,388	417,744	0.0%
#*	Norwegian Air Shuttle ASA	149,161	4,954,631	0.1%
#	Ocean Yield ASA	230,469	1,731,934	0.1%
*	Odfjell Drilling, Ltd.	15,249	30,525	0.0%
*	Odfjell SE Class A	134,257	455,302	0.0%
#	Olav Thon Eiendomsselskap ASA	115,054	2,130,221	0.1%
#	Opera Software ASA	514,924	2,224,082	0.1%
#*	Petroleum Geo-Services ASA	1,043,141	3,514,867	0.1%
#*	PhotoCure ASA	57,224	278,245	0.0%
#*	Prosafe SE	51,519	220,339	0.0%
#	Protector Forsikring ASA	285,028	2,268,445	0.1%
*	Q-Free ASA	179,836	163,982	0.0%
#*	REC Silicon ASA	14,281,005	1,881,819	0.1%
#	Scatec Solar ASA	166,203	740,424	0.0%
#*	Seadrill, Ltd.	343,714	1,181,021	0.0%
	Selvaag Bolig ASA	139,333	644,622	0.0%
#*	Sevan Marine ASA	124,800	245,389	0.0%
*	Solstad Offshore ASA	72,220	96,224	0.0%
#*	Songa Offshore	89,043	323,978	0.0%
	SpareBank 1 SMN	131,684	986,546	0.0%
	SpareBank 1 SR-Bank ASA	200,102	1,407,467	0.0%
	Stolt-Nielsen, Ltd.	121,666	1,494,001	0.0%
*	Storebrand ASA	762,009	4,047,778	0.1%
#	TGS Nopec Geophysical Co. ASA	351,607	7,794,678	0.2%
	Tomra Systems ASA	647,834	6,786,652	0.2%
#*	Treasure ASA	249,256	481,803	0.0%
	Veidekke ASA	395,147	5,646,275	0.1%
#	Wilh Wilhelmsen ASA	306,364	1,198,922	0.0%
	Wilh Wilhelmsen Holding ASA Class A	61,068	1,399,443	0.0%
#	XXL ASA	157,112	1,782,607	0.1%
TOTAL NORWAY			122,009,871	2.9%

PORTUGAL — (0.9%)
	Altri SGPS SA	577,518	2,348,466	0.1%
*	Banco BPI SA	2,573,144	3,060,601	0.1%
#*	Banco Comercial Portugues SA Class R	4,200,763	4,728,012	0.1%
*	Banco Espirito Santo SA	4,777,921	—	0.0%
	CTT-Correios de Portugal SA	692,539	4,694,176	0.1%
	EDP Renovaveis SA	182,845	1,161,271	0.0%
	Ibersol SGPS SA	24,481	321,803	0.0%
	Mota-Engil SGPS SA	677,759	1,147,255	0.0%
	Navigator Co. SA (The)	2,010,412	6,909,430	0.2%
	NOS SGPS SA	1,079,047	6,404,019	0.2%
	Novabase SGPS SA	65,729	172,089	0.0%
#	REN - Redes Energeticas Nacionais SGPS SA	1,346,999	3,821,761	0.1%
	Semapa-Sociedade de Investimento e Gestao	104,857	1,479,639	0.0%
#	Sonae Capital SGPS SA	252,051	198,278	0.0%
	Sonae SGPS SA	4,901,591	4,504,519	0.1%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
PORTUGAL — (Continued)
	Teixeira Duarte SA	710,639	$139,235	0.0%
TOTAL PORTUGAL			41,090,554	1.0%

SPAIN — (5.1%)
	Acciona SA	148,641	10,918,093	0.3%
	Acerinox SA	839,895	11,097,837	0.3%
#	Adveo Group International SA	104,096	373,591	0.0%
	Almirall SA	289,516	4,491,210	0.1%
#*	Amper SA	2,752,422	639,799	0.0%
	Applus Services SA	407,282	4,127,591	0.1%
#	Atresmedia Corp. de Medios de Comunicacion SA	353,910	3,863,341	0.1%
	Azkoyen SA	64,022	395,705	0.0%
#	Banco Popular Espanol SA	1,383,720	1,333,209	0.0%
*	Baron de Ley	13,360	1,683,895	0.0%
#	Bolsas y Mercados Espanoles SHMSF SA	410,153	12,059,099	0.3%
#*	Caja de Ahorros del Mediterraneo	116,412	—	0.0%
#	Cellnex Telecom SA	557,498	8,002,399	0.2%
*	Cementos Portland Valderrivas SA	68,410	430,960	0.0%
	Cia de Distribucion Integral Logista Holdings SA	141,672	3,278,167	0.1%
	Cie Automotive SA	249,123	4,847,823	0.1%
#	Clinica Baviera SA	3,698	37,003	0.0%
	Construcciones y Auxiliar de Ferrocarriles SA	91,240	3,675,164	0.1%
#*	Deoleo SA	1,012,691	244,558	0.0%
#	Distribuidora Internacional de Alimentacion SA	2,929,226	14,366,618	0.4%
#*	Duro Felguera SA	420,986	495,201	0.0%
	Ebro Foods SA	366,900	7,678,558	0.2%
*	eDreams ODIGEO SA	279,986	874,321	0.0%
	Elecnor SA	191,752	1,811,642	0.0%
	Ence Energia y Celulosa SA	1,037,062	2,732,543	0.1%
*	Ercros SA	793,700	1,536,242	0.0%
*	Euskaltel SA	18,315	162,111	0.0%
	Faes Farma SA	1,379,422	4,870,217	0.1%
	Fluidra SA	159,343	722,793	0.0%
	Gamesa Corp. Tecnologica SA	1,203,576	24,333,507	0.6%
	Grupo Catalana Occidente SA	203,062	6,637,137	0.2%
#*	Grupo Ezentis SA	946,893	515,772	0.0%
	Iberpapel Gestion SA	37,248	897,606	0.0%
*	Indra Sistemas SA	587,934	6,430,483	0.2%
	Inmobiliaria Colonial SA	1,007,155	6,970,161	0.2%
	Inmobiliaria del Sur SA	2,902	24,176	0.0%
#	Laboratorios Farmaceuticos Rovi SA	68,607	884,208	0.0%
*	Liberbank SA	1,775,702	1,835,116	0.0%
	Mediaset Espana Comunicacion SA	943,903	11,056,647	0.3%
	Melia Hotels International SA	459,423	5,348,372	0.1%
	Miquel y Costas & Miquel SA	67,651	1,761,131	0.0%
*	NH Hotel Group SA	1,249,728	5,044,310	0.1%
	Nmas1 Dinamia SA	20,438	172,940	0.0%
#	Obrascon Huarte Lain SA	747,423	2,585,074	0.1%
	Papeles y Cartones de Europa SA	286,581	1,579,833	0.0%
*	Pescanova SA	68,547	—	0.0%
*	Pharma Mar SA	983,996	2,800,387	0.1%
	Prim SA	39,424	368,980	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SPAIN — (Continued)
#*	Promotora de Informaciones SA Class A	284,300	$1,567,147	0.0%
	Prosegur Cia de Seguridad SA	1,304,355	8,139,664	0.2%
#*	Quabit Inmobiliaria SA	164,890	333,940	0.0%
*	Realia Business SA	755,842	681,786	0.0%
#*	Sacyr SA	1,590,914	3,699,965	0.1%
	Saeta Yield SA	87,546	748,345	0.0%
#*	Solaria Energia y Medio Ambiente SA	207,171	166,820	0.0%
#*	Talgo SA	176,744	839,269	0.0%
#	Tecnicas Reunidas SA	165,741	6,778,337	0.2%
	Tecnocom Telecomunicaciones y Energia SA	147,909	653,562	0.0%
	Tubacex SA	655,565	1,876,566	0.1%
#*	Tubos Reunidos SA	510,636	464,311	0.0%
	Vidrala SA	82,427	4,247,239	0.1%
#	Viscofan SA	229,641	11,307,938	0.3%
#*	Vocento SA	231,302	300,266	0.0%
	Zardoya Otis SA	735,771	6,209,032	0.2%
TOTAL SPAIN			234,009,717	5.6%

SWEDEN — (7.6%)
#	AAK AB	121,469	7,987,653	0.2%
	Acando AB	433,023	1,229,168	0.0%
*	AddLife AB	84,566	1,273,140	0.0%
	AddNode Group AB	22,737	140,755	0.0%
	AddTech AB Class B	273,971	4,275,465	0.1%
	AF AB Class B	294,773	5,393,615	0.1%
#*	Anoto Group AB	4,862,822	79,996	0.0%
*	Arise AB	36,861	80,830	0.0%
#	Atrium Ljungberg AB Class B	102,923	1,604,492	0.0%
	Avanza Bank Holding AB	95,405	3,857,539	0.1%
	B&B Tools AB Class B	123,792	2,592,669	0.1%
*	BE Group AB	1,335	6,091	0.0%
	Beijer Alma AB	109,736	2,801,785	0.1%
	Beijer Electronics AB	53,995	242,203	0.0%
	Beijer Ref AB	71,389	1,689,705	0.0%
	Betsson AB	443,610	4,269,586	0.1%
	Bilia AB Class A	317,389	7,282,751	0.2%
	BillerudKorsnas AB	343,224	5,748,355	0.1%
	BioGaia AB Class B	80,672	2,654,422	0.1%
	Biotage AB	313,327	1,576,368	0.0%
#	Bjorn Borg AB	33,945	125,406	0.0%
#*	Bonava AB	9,670	148,278	0.0%
*	Bonava AB Class B	169,639	2,627,974	0.1%
	Bulten AB	78,904	768,864	0.0%
	Bure Equity AB	316,106	3,583,648	0.1%
#	Byggmax Group AB	343,939	2,373,385	0.1%
	Catena AB	53,725	757,298	0.0%
#	Cavotec SA	16,457	38,721	0.0%
	Clas Ohlson AB Class B	176,242	2,589,315	0.1%
	Cloetta AB Class B	1,234,003	3,887,055	0.1%
	Com Hem Holding AB	202,663	1,930,946	0.1%
	Concentric AB	225,779	2,816,958	0.1%
	Concordia Maritime AB Class B	100,760	153,671	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWEDEN — (Continued)
	Corem Property Group AB Class B	2,296	$9,327	0.0%
#	Dios Fastigheter AB	254,122	1,671,935	0.0%
#*	Doro AB	151,342	879,697	0.0%
	Duni AB	203,817	2,792,453	0.1%
#	Dustin Group AB	83,591	586,814	0.0%
	East Capital Explorer AB	52,072	381,267	0.0%
	Elanders AB Class B	10,907	126,910	0.0%
#	Elekta AB Class B	1,454,797	12,843,801	0.3%
	Eltel AB	62,791	430,731	0.0%
	Enea AB	63,008	662,607	0.0%
	Fabege AB	651,224	10,617,300	0.3%
#	Fagerhult AB	61,882	1,584,776	0.0%
	Fenix Outdoor International AG	8,198	606,925	0.0%
	Granges AB	249,848	2,354,274	0.1%
	Gunnebo AB	149,602	633,648	0.0%
	Haldex AB	218,762	2,787,658	0.1%
	Heba Fastighets AB Class B	42,288	528,252	0.0%
	Hemfosa Fastigheter AB	672,254	6,251,857	0.2%
	Hexpol AB	767,636	7,096,420	0.2%
	HIQ International AB	281,281	1,897,994	0.1%
	HMS Networks AB	6,927	230,734	0.0%
#	Hoist Finance AB	70,420	654,210	0.0%
	Holmen AB Class B	264,932	9,483,663	0.2%
	Hufvudstaden AB Class A	235,964	3,723,297	0.1%
	Indutrade AB	377,535	7,566,238	0.2%
#	Intrum Justitia AB	385,511	12,997,167	0.3%
	Inwido AB	164,661	1,706,049	0.1%
	ITAB Shop Concept AB Class B	57,019	508,388	0.0%
	JM AB	385,931	11,125,610	0.3%
	KappAhl AB	307,283	1,700,498	0.0%
#*	Karo Pharma AB	30,450	93,955	0.0%
*	Karolinska Development AB Class B	5,146	3,390	0.0%
#	Kindred Group P.L.C.	1,048,368	9,820,098	0.2%
	Klovern AB Class B	2,268,287	2,374,019	0.1%
	KNOW IT AB	70,555	693,392	0.0%
	Kungsleden AB	819,649	5,183,809	0.1%
	Lagercrantz Group AB Class B	244,772	2,238,988	0.1%
	Lifco AB Class B	17,777	453,962	0.0%
	Lindab International AB	388,746	3,107,105	0.1%
	Loomis AB Class B	312,800	9,287,920	0.2%
*	Medivir AB Class B	149,493	1,609,397	0.0%
#	Mekonomen AB	149,584	2,812,765	0.1%
#	Modern Times Group MTG AB Class B	319,844	9,453,717	0.2%
	MQ Holding AB	165,718	658,014	0.0%
#	Mycronic AB	460,561	4,944,724	0.1%
	NCC AB Class B	449,781	11,110,119	0.3%
	Nederman Holding AB	4,621	94,667	0.0%
*	Net Insight AB Class B	1,123,665	1,093,869	0.0%
	NetEnt AB	876,576	6,745,629	0.2%
	New Wave Group AB Class B	241,923	1,464,147	0.0%
	Nibe Industrier AB Class B	342,597	2,694,010	0.1%
	Nobia AB	745,291	6,929,721	0.2%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWEDEN — (Continued)
	Nolato AB Class B	134,540	$3,880,641	0.1%
	Nordnet AB Class B	388,808	1,591,132	0.0%
	OEM International AB Class B	44,190	732,150	0.0%
	Opus Group AB	883,206	629,182	0.0%
	Oriflame Holding AG	150,200	4,529,020	0.1%
	Pandox AB	5,098	79,055	0.0%
	Peab AB	816,406	6,461,610	0.2%
	Pricer AB Class B	788,670	804,438	0.0%
	Proact IT Group AB	39,943	639,866	0.0%
	Probi AB	14,628	763,020	0.0%
#*	Qliro Group AB	424,463	401,583	0.0%
	Ratos AB Class B	1,069,160	5,055,199	0.1%
	RaySearch Laboratories AB	81,567	1,648,947	0.0%
	Recipharm AB Class B	88,879	1,181,109	0.0%
	Rezidor Hotel Group AB	413,235	1,606,574	0.0%
	Rottneros AB	26,323	23,227	0.0%
	Saab AB Class B	45,651	1,702,506	0.0%
	Sagax AB Class B	83,213	744,701	0.0%
#*	SAS AB	738,160	1,127,713	0.0%
	Scandi Standard AB	215,392	1,344,339	0.0%
	Sectra AB Class B	58,461	828,303	0.0%
#	Semcon AB	100,425	505,907	0.0%
#*	Sensys Gatso Group AB	409,923	63,276	0.0%
	SkiStar AB	110,113	1,841,365	0.1%
#*	SSAB AB Class A(B17H0S8)	1,081,113	4,083,183	0.1%
#*	SSAB AB Class A(BPRBWK4)	189,016	715,533	0.0%
*	SSAB AB Class B(B17H3F6)	2,535,211	7,980,355	0.2%
#*	SSAB AB Class B(BPRBWM6)	1,131,651	3,536,052	0.1%
	Sweco AB Class B	316,495	6,247,091	0.2%
	Swedol AB Class B	48,327	137,182	0.0%
	Systemair AB	48,630	650,392	0.0%
	Thule Group AB (The)	226,270	3,532,438	0.1%
	Transcom Worldwide AB	35,939	345,702	0.0%
	VBG Group AB Class B	137	2,408	0.0%
#	Victoria Park AB Class B	358,165	880,691	0.0%
	Vitrolife AB	71,728	3,044,317	0.1%
	Wallenstam AB Class B	790,622	6,141,173	0.2%
	Wihlborgs Fastigheter AB	342,126	6,349,940	0.2%
TOTAL SWEDEN			345,727,344	8.3%

SWITZERLAND — (11.6%)
	Allreal Holding AG	61,547	9,141,238	0.2%
*	Alpiq Holding AG	11,235	930,735	0.0%
	ALSO Holding AG	16,232	1,434,222	0.0%
#	ams AG	372,640	10,559,441	0.3%
	APG SGA SA	7,581	3,326,487	0.1%
*	Arbonia AG	183,624	2,954,875	0.1%
	Aryzta AG	317,447	13,960,144	0.3%
#	Ascom Holding AG	210,467	3,302,298	0.1%
	Autoneum Holding AG	16,300	4,272,696	0.1%
	Bachem Holding AG Class B	23,344	2,069,095	0.1%
	Baloise Holding AG	131,033	16,488,511	0.4%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWITZERLAND — (Continued)
	Bank Coop AG	30,632	$1,263,312	0.0%
	Banque Cantonale de Geneve	3,968	1,160,330	0.0%
	Banque Cantonale du Jura SA	4,442	244,025	0.0%
	Banque Cantonale Vaudoise	11,753	7,440,417	0.2%
#	Basler Kantonalbank	5,896	388,076	0.0%
	Belimo Holding AG	2,156	6,519,913	0.2%
	Bell AG	4,181	1,800,683	0.0%
	Bellevue Group AG	49,926	768,942	0.0%
#	Berner Kantonalbank AG	22,665	4,091,728	0.1%
	BFW Liegenschaften AG	620	23,966	0.0%
	BKW AG	64,177	3,100,411	0.1%
	Bobst Group SA	44,716	3,104,244	0.1%
#	Bossard Holding AG Class A	32,905	4,631,416	0.1%
	Bucher Industries AG	32,887	8,089,998	0.2%
#	Burckhardt Compression Holding AG	11,640	3,058,149	0.1%
	Burkhalter Holding AG	20,988	2,831,175	0.1%
	Calida Holding AG	25,084	857,000	0.0%
	Carlo Gavazzi Holding AG	1,415	337,250	0.0%
	Cembra Money Bank AG	119,427	8,687,456	0.2%
	Cham Paper Holding AG	1,894	607,556	0.0%
*	Cicor Technologies	5,936	162,641	0.0%
	Cie Financiere Tradition SA	9,458	761,166	0.0%
	Clariant AG	815,669	14,058,301	0.3%
	Coltene Holding AG	20,595	1,496,642	0.0%
	Conzzeta AG	6,116	4,323,930	0.1%
	Daetwyler Holding AG	37,940	5,153,809	0.1%
	DKSH Holding AG	91,087	6,252,464	0.2%
	dormakaba Holding AG	16,675	12,379,205	0.3%
	Edmond de Rothschild Suisse SA	139	1,910,845	0.1%
	EFG International AG	299,186	1,805,514	0.0%
	Emmi AG	12,810	7,745,366	0.2%
	Energiedienst Holding AG	68,912	1,637,532	0.0%
#*	Evolva Holding SA	417,920	298,622	0.0%
	Feintool International Holding AG	7,642	819,096	0.0%
	Flughafen Zuerich AG	104,871	19,433,325	0.5%
	Forbo Holding AG	6,853	8,827,228	0.2%
	GAM Holding AG	925,197	10,707,383	0.3%
	Georg Fischer AG	22,511	18,410,048	0.4%
	Gurit Holding AG	2,329	1,849,781	0.0%
	Helvetia Holding AG	36,269	19,514,567	0.5%
#	HOCHDORF Holding AG	3,854	1,171,765	0.0%
	Huber & Suhner AG	69,938	3,879,576	0.1%
	Implenia AG	85,074	6,279,937	0.2%
	Inficon Holding AG	9,382	3,375,595	0.1%
	Interroll Holding AG	3,127	3,407,147	0.1%
	Intershop Holding AG	8,065	3,967,797	0.1%
	Jungfraubahn Holding AG	4,567	437,325	0.0%
	Kardex AG	35,549	3,322,973	0.1%
	Komax Holding AG	18,489	4,558,996	0.1%
	Kudelski SA	195,049	3,375,831	0.1%
*	Lastminute.com NV	3,079	43,543	0.0%
	LEM Holding SA	3,773	3,525,536	0.1%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWITZERLAND — (Continued)
	Liechtensteinische Landesbank AG	29,463	$1,167,292	0.0%
	Logitech International SA	650,486	16,189,561	0.4%
	Luzerner Kantonalbank AG	16,857	6,633,259	0.2%
	MCH Group AG	1,404	95,265	0.0%
	Metall Zug AG Class B	880	2,797,633	0.1%
#*	Meyer Burger Technology AG	2,370,456	1,550,499	0.0%
#	Mobilezone Holding AG	133,170	1,894,141	0.1%
	Mobimo Holding AG	32,716	8,178,173	0.2%
#	OC Oerlikon Corp. AG	929,429	9,118,189	0.2%
#*	Orascom Development Holding AG	60,240	301,839	0.0%
#	Orell Fuessli Holding AG	5,028	617,717	0.0%
	Orior AG	28,059	2,058,863	0.1%
	Panalpina Welttransport Holding AG	63,044	7,861,325	0.2%
*	Parco Industriale e Immobiliare SA	600	—	0.0%
#	Phoenix Mecano AG	3,019	1,390,564	0.0%
	Plazza AG	5,852	1,289,899	0.0%
	PSP Swiss Property AG	201,709	17,420,956	0.4%
	Rieter Holding AG	17,376	3,018,509	0.1%
	Romande Energie Holding SA	2,625	3,314,060	0.1%
#	Schaffner Holding AG	2,950	703,888	0.0%
#*	Schmolz + Bickenbach AG	2,676,034	1,785,871	0.0%
	Schweiter Technologies AG	4,417	4,984,919	0.1%
	SFS Group AG	28,472	2,322,636	0.1%
	Siegfried Holding AG	21,530	4,500,211	0.1%
	St Galler Kantonalbank AG	11,780	4,578,710	0.1%
	Straumann Holding AG	44,803	17,457,993	0.4%
	Sulzer AG	107,928	11,110,421	0.3%
	Sunrise Communications Group AG	123,442	8,112,601	0.2%
	Swiss Prime Site AG	139,414	11,407,769	0.3%
	Swissquote Group Holding SA	45,894	1,074,151	0.0%
	Tamedia AG	14,493	2,221,518	0.1%
	Tecan Group AG	39,022	6,085,498	0.2%
	Temenos Group AG	318,043	22,107,453	0.5%
	Thurgauer Kantonalbank	659	57,272	0.0%
	u-blox Holding AG	30,554	5,730,852	0.1%
	Valiant Holding AG	83,882	8,346,339	0.2%
	Valora Holding AG	15,777	4,479,447	0.1%
	Vaudoise Assurances Holding SA	5,091	2,408,243	0.1%
	Vetropack Holding AG	949	1,652,901	0.0%
*	Von Roll Holding AG	250,484	152,423	0.0%
	Vontobel Holding AG	136,975	7,184,752	0.2%
	VP Bank AG	6,787	719,432	0.0%
	VZ Holding AG	10,596	3,173,675	0.1%
	Walliser Kantonalbank	16,716	1,255,522	0.0%
	Walter Meier AG	22,913	813,445	0.0%
	Ypsomed Holding AG	16,382	2,971,804	0.1%
*	Zehnder Group AG	57,019	1,799,504	0.0%
#	Zug Estates Holding AG Class B	612	993,665	0.0%

The Continental Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
SWITZERLAND — (Continued)
Zuger Kantonalbank AG	608	$2,968,127	0.1%
TOTAL SWITZERLAND		530,398,061	12.8%
TOTAL COMMON STOCKS		4,106,034,031	98.7%

PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Biotest AG	88,910	1,251,830	0.0%
Draegerwerk AG & Co. KGaA	31,651	2,644,825	0.1%
Fuchs Petrolub SE	212,417	8,898,003	0.2%
Jungheinrich AG	245,511	7,030,585	0.2%
Sartorius AG	117,188	8,682,441	0.2%
Sixt SE	60,257	2,474,165	0.1%
STO SE & Co. KGaA	8,021	782,859	0.0%
# Villeroy & Boch AG	41,209	632,654	0.0%
TOTAL GERMANY		32,397,362	0.8%
TOTAL PREFERRED STOCKS		32,397,362	0.8%

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
* Intercell AG Rights 05/16/13	254,689	—	0.0%

ITALY — (0.0%)
* Banca Popolare Di Milano Scarl Rights	22,383,595	—	0.0%
#* Credito Valtellinese Rights	5,732,088	—	0.0%
TOTAL ITALY		—	0.0%

NORWAY — (0.0%)
* Petroleum Geo Services Rights	113,825	88,315	0.0%

SPAIN — (0.0%)
* Faes Farma SA	1,379,422	132,136	0.0%
TOTAL RIGHTS/WARRANTS		220,451	0.0%
TOTAL INVESTMENT SECURITIES		4,138,651,844

		Value†
SECURITIES LENDING COLLATERAL — (9.4%)
§@ DFA Short Term Investment Fund	37,009,517	428,274,127	10.3%
TOTAL INVESTMENTS — (100.0%) (Cost $3,937,134,875)^		$4,566,925,971	109.8%
____________________

^ The cost for federal income tax purposes is $3,937,134,875.

The Continental Small Company Series
continued

Summary of the Series' investments as of December 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$137,139,621	—	$137,139,621
Belgium	—	191,427,410	—	191,427,410
Denmark	—	193,675,964	—	193,675,964
Finland	—	304,384,450	—	304,384,450
France	—	570,260,314	—	570,260,314
Germany	—	685,986,814	—	685,986,814
Greece	—	—	—	—
Ireland	—	53,898,066	—	53,898,066
Israel	—	84,469,736	—	84,469,736
Italy	—	397,015,969	—	397,015,969
Netherlands	$154,357	214,385,783	—	214,540,140
Norway	—	122,009,871	—	122,009,871
Portugal	—	41,090,554	—	41,090,554
Spain	—	234,009,717	—	234,009,717
Sweden	—	345,727,344	—	345,727,344
Switzerland	—	530,398,061	—	530,398,061
Preferred Stocks
Germany	—	32,397,362	—	32,397,362
Rights/Warrants
Austria	—	—	—	—
Italy	—	—	—	—
Norway	—	88,315	—	88,315
Spain	—	132,136	—	132,136
Securities Lending Collateral	—	428,274,127	—	428,274,127
TOTAL	$154,357	$4,566,771,614	—	$4,566,925,971

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2016
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (84.5%)
Consumer Discretionary — (7.8%)
	Aimia, Inc.	487,793	$3,226,159	0.3%
#*	Amaya, Inc.	17,000	240,696	0.0%
#	AutoCanada, Inc.	137,166	2,361,954	0.2%
#	BMTC Group, Inc.	17,481	173,814	0.0%
*	BRP, Inc.	174,422	3,682,913	0.4%
	Cineplex, Inc.	321,092	12,249,158	1.2%
	Cogeco Communications, Inc.	85,848	4,235,334	0.4%
	Cogeco, Inc.	38,068	1,608,176	0.2%
#	Corus Entertainment, Inc. Class B	740,938	6,953,278	0.7%
*	Craft Oil, Ltd.	349,041	—	0.0%
	DHX Media, Ltd.(BRF12P5)	375,910	1,973,832	0.2%
	DHX Media, Ltd.(BRF12N3)	2,500	13,146	0.0%
	Dorel Industries, Inc. Class B	169,797	4,906,806	0.5%
#	Enercare, Inc.	527,359	7,007,101	0.7%
#	Gamehost, Inc.	46,573	387,805	0.0%
*	Glacier Media, Inc.	171,625	88,200	0.0%
	goeasy, Ltd.	3,600	65,423	0.0%
*	Great Canadian Gaming Corp.	299,800	5,577,778	0.6%
#	Hudson's Bay Co.	365,311	3,588,763	0.4%
#*	IMAX Corp.	259,917	8,161,394	0.8%
*	Indigo Books & Music, Inc.	2,302	30,844	0.0%
*	Intertain Group, Ltd. (The)	348,348	2,433,623	0.3%
#	Leon's Furniture, Ltd.	138,675	1,867,385	0.2%
	Linamar Corp.	179,512	7,713,140	0.8%
	Martinrea International, Inc.	476,656	3,049,548	0.3%
#	MTY Food Group, Inc.	73,963	2,785,215	0.3%
#	Pizza Pizza Royalty Corp.	104,726	1,377,471	0.1%
	Reitmans Canada, Ltd. Class A	260,312	1,130,316	0.1%
#*	Sears Canada, Inc.	50,217	83,031	0.0%
#	Torstar Corp. Class B	352,389	501,294	0.1%
*	TVA Group, Inc. Class B	7,000	16,944	0.0%
	Uni-Select, Inc.	105,705	2,321,707	0.2%
#*	Yellow Pages, Ltd.	147,535	1,943,838	0.2%
	Zenith Capital Corp.	111,820	6,746	0.0%
Total Consumer Discretionary			91,762,832	9.2%

Consumer Staples — (3.6%)
	AGT Food & Ingredients, Inc.	125,802	3,433,051	0.4%
	Andrew Peller, Ltd. Class A	25,900	225,695	0.0%
	Clearwater Seafoods, Inc.	90,557	785,751	0.1%
	Corby Spirit and Wine, Ltd.	70,767	1,175,892	0.1%
	Cott Corp.(22163N106)	96,682	1,095,407	0.1%
	Cott Corp.(2228952)	600,036	6,792,945	0.7%
	High Liner Foods, Inc.	87,391	1,298,515	0.1%
	Jean Coutu Group PJC, Inc. (The) Class A	154,993	2,414,966	0.2%
#	Liquor Stores N.A., Ltd.	181,111	1,420,399	0.1%
	Maple Leaf Foods, Inc.	305,864	6,405,910	0.6%
*	Neptune Technologies & Bioressources, Inc.	22,102	21,400	0.0%
	North West Co., Inc. (The)	266,936	5,471,328	0.6%
	Premium Brands Holdings Corp.	144,762	7,435,138	0.8%

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
#	Rogers Sugar, Inc.	510,071	$2,587,110	0.3%
#*	SunOpta, Inc.	306,745	2,186,385	0.2%
Total Consumer Staples			42,749,892	4.3%

Energy — (21.8%)
*	Advantage Oil & Gas, Ltd.	1,116,844	7,586,204	0.8%
#*	Africa Oil Corp.	374,599	742,139	0.1%
	AKITA Drilling, Ltd. Class A	40,600	255,517	0.0%
#*	Athabasca Oil Corp.	1,791,785	2,735,753	0.3%
#*	Baytex Energy Corp.	1,304,806	6,375,100	0.6%
#*	Bellatrix Exploration, Ltd.	1,120,054	1,067,791	0.1%
*	Birchcliff Energy, Ltd.	1,028,636	7,178,579	0.7%
#*	BlackPearl Resources, Inc.	1,397,501	1,696,590	0.2%
	Bonavista Energy Corp.	1,157,876	4,148,053	0.4%
	Bonterra Energy Corp.	175,395	3,800,127	0.4%
#	Calfrac Well Services, Ltd.	512,149	1,815,685	0.2%
#*	Canacol Energy, Ltd.	719,842	2,455,498	0.2%
	Canadian Energy Services & Technology Corp.	953,842	5,441,798	0.5%
	Canyon Services Group, Inc.	401,132	2,100,293	0.2%
*	Cequence Energy, Ltd.	863,916	228,422	0.0%
#*	Chinook Energy, Inc.	496,199	168,153	0.0%
*	Corridor Resources, Inc.	1,246	520	0.0%
*	Crew Energy, Inc.	860,700	4,814,253	0.5%
#*	Delphi Energy Corp.	911,939	1,147,862	0.1%
#*	Denison Mines Corp.	2,713,471	1,414,687	0.1%
#	Enbridge Income Fund Holdings, Inc.	251,755	6,519,585	0.7%
	Enerflex, Ltd.	445,163	5,653,021	0.6%
#*	Energy Fuels, Inc.	108,528	178,637	0.0%
	Enerplus Corp.	721,959	6,850,451	0.7%
#	Ensign Energy Services, Inc.	758,725	5,300,593	0.5%
#*	Epsilon Energy, Ltd.	260,061	563,645	0.1%
*	Essential Energy Services Trust	779,741	482,021	0.1%
#	Freehold Royalties, Ltd.	477,614	5,040,622	0.5%
*	GASFRAC Energy Services, Inc.	91,560	9	0.0%
#	Gibson Energy, Inc.	702,339	9,928,421	1.0%
*	Gran Tierra Energy, Inc.	1,603,812	4,849,720	0.5%
	Granite Oil Corp.	195,608	858,102	0.1%
#*	Ithaca Energy, Inc.	1,679,779	2,114,346	0.2%
#*	Kelt Exploration, Ltd.	251,041	1,265,816	0.1%
*	Lightstream Resources, Ltd.	687,816	58,913	0.0%
*	McCoy Global, Inc.	10,437	15,314	0.0%
#*	MEG Energy Corp.	717,075	4,929,507	0.5%
#	Mullen Group, Ltd.	551,525	8,145,638	0.8%
#	Newalta Corp.	494,282	854,083	0.1%
	North American Energy Partners, Inc.	129,534	499,748	0.1%
#	Northern Blizzard Resources, Inc.	174,800	505,138	0.1%
*	NuVista Energy, Ltd.	854,869	4,418,717	0.4%
*	Painted Pony Petroleum, Ltd.	553,861	3,803,373	0.4%
#*	Paramount Resources, Ltd. Class A	303,969	4,090,954	0.4%
*	Parex Resources, Inc.	765,891	9,640,307	1.0%
#	Parkland Fuel Corp.	477,625	10,006,771	1.0%
	Pason Systems, Inc.	356,252	5,211,179	0.5%

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Energy — (Continued)
#	Pengrowth Energy Corp.	2,992,716	$4,301,897	0.4%
*	Penn West Petroleum, Ltd.	2,531,535	4,468,579	0.4%
*	Perpetual Energy, Inc.	41,575	72,767	0.0%
*	Petrus Resources, Ltd.	19,582	47,399	0.0%
#	PHX Energy Services Corp.	151,074	462,454	0.0%
#*	Pine Cliff Energy, Ltd.	248,300	208,974	0.0%
	Precision Drilling Corp.	1,782,881	9,720,098	1.0%
#*	Pulse Seismic, Inc.	268,280	467,564	0.0%
*	Questerre Energy Corp. Class A	745,460	483,037	0.1%
*	Raging River Exploration, Inc.	1,094,651	8,609,478	0.9%
#*	RMP Energy, Inc.	982,111	555,919	0.1%
#*	Savanna Energy Services Corp.	520,779	814,535	0.1%
#	Secure Energy Services, Inc.	837,639	7,305,517	0.7%
	ShawCor, Ltd.	319,981	8,541,406	0.9%
#*	Spartan Energy Corp.	1,623,143	4,025,670	0.4%
#*	Sprott Resource Corp.	455,390	167,890	0.0%
*	Strad Energy Services, Ltd.	39,947	50,430	0.0%
#	Surge Energy, Inc.	1,302,723	3,211,569	0.3%
	TORC Oil & Gas, Ltd.	732,501	4,511,811	0.5%
	Total Energy Services, Inc.	178,778	1,941,372	0.2%
	TransGlobe Energy Corp.	448,945	759,025	0.1%
*	Trican Well Service, Ltd.	830,838	2,846,501	0.3%
#*	Trilogy Energy Corp.	387,642	2,179,792	0.2%
	Trinidad Drilling, Ltd.	1,372,323	3,413,814	0.3%
	Veresen, Inc.	1,597,192	15,595,417	1.6%
#	Western Energy Services Corp.	463,897	1,071,076	0.1%
	Whitecap Resources, Inc.	1,466,035	13,277,463	1.3%
*	Xtreme Drilling Corp.	224,819	468,844	0.0%
#	ZCL Composites, Inc.	118,527	1,144,971	0.1%
Total Energy			257,682,924	25.8%

Financials — (5.5%)
	AGF Management, Ltd. Class B	449,269	2,098,027	0.2%
#	Alaris Royalty Corp.	176,560	3,149,452	0.3%
#	Callidus Capital Corp.	84,120	1,156,560	0.1%
	Canaccord Genuity Group, Inc.	674,378	2,395,846	0.2%
#	Canadian Western Bank	468,032	10,576,167	1.1%
#	Chesswood Group, Ltd.	26,142	232,672	0.0%
	Clairvest Group, Inc.	1,900	42,800	0.0%
#	Clarke, Inc.	17,242	120,199	0.0%
	E-L Financial Corp., Ltd.	1,878	1,027,994	0.1%
#	Echelon Financial Holdings, Inc.	14,650	121,115	0.0%
#	Equitable Group, Inc.	58,995	2,656,566	0.3%
*	Equity Financial Holdings, Inc.	800	5,899	0.0%
	Fiera Capital Corp.	180,437	1,717,488	0.2%
	Firm Capital Mortgage Investment Corp.	46,946	481,121	0.1%
#	First National Financial Corp.	54,637	1,095,873	0.1%
#	Genworth MI Canada, Inc.	249,970	6,266,704	0.6%
	Gluskin Sheff + Associates, Inc.	162,696	2,113,297	0.2%
#	GMP Capital, Inc.	294,287	966,600	0.1%
	Guardian Capital Group, Ltd. Class A	25,297	471,969	0.0%
#	Home Capital Group, Inc.	325,263	7,592,256	0.8%

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
*	Kingsway Financial Services, Inc.	14,370	$89,476	0.0%
	Laurentian Bank of Canada	197,446	8,489,597	0.9%
	Sprott, Inc.	915,388	1,711,260	0.2%
#*	Street Capital Group, Inc.	120,227	168,344	0.0%
	TMX Group, Ltd.	191,063	10,177,504	1.0%
Total Financials			64,924,786	6.5%

Health Care — (1.3%)
#	Concordia International Corp.(BDD7WR9)	47,100	99,978	0.0%
	Concordia International Corp.(20653P102)	65,542	138,949	0.0%
*	CRH Medical Corp.	207,180	1,106,379	0.1%
#	Extendicare, Inc.	561,871	4,134,574	0.4%
*	Knight Therapeutics, Inc.	491,558	3,932,025	0.4%
	Medical Facilities Corp.	177,969	2,328,913	0.3%
#*	Merus Labs International, Inc.	384,845	332,492	0.0%
*	Novelion Therapeutics, Inc.	43,802	366,362	0.1%
#	Sienna Senior Living, Inc.	231,915	2,815,488	0.3%
#*	Theratechnologies, Inc.	157,601	321,623	0.0%
Total Health Care			15,576,783	1.6%

Industrials — (10.7%)
	Aecon Group, Inc.	408,101	4,635,266	0.5%
#	Ag Growth International, Inc.	91,331	3,572,565	0.3%
*	Air Canada	312,200	3,178,620	0.3%
	Algoma Central Corp.	25,790	235,301	0.0%
*	ATS Automation Tooling Systems, Inc.	522,530	4,872,510	0.5%
#	Badger Daylighting, Ltd.	225,381	5,388,396	0.5%
#*	Ballard Power Systems, Inc.	122,047	201,798	0.0%
#	Bird Construction, Inc.	204,133	1,377,459	0.1%
#	Black Diamond Group, Ltd.	252,541	850,173	0.1%
	CanWel Building Materials Group, Ltd.	138,770	620,132	0.1%
	Cargojet, Inc.	3,049	103,870	0.0%
#	Cervus Equipment Corp.	34,597	408,418	0.0%
#	DirectCash Payments, Inc.	78,722	1,112,832	0.1%
*	DIRTT Environmental Solutions	70,700	330,160	0.0%
#	Exchange Income Corp.	113,984	3,544,358	0.3%
	Exco Technologies, Ltd.	128,615	1,032,637	0.1%
#	Finning International, Inc.	238,878	4,677,394	0.5%
*	Heroux-Devtek, Inc.	148,254	1,623,159	0.2%
	HNZ Group, Inc.	23,088	230,596	0.0%
#	Horizon North Logistics, Inc.	518,783	757,319	0.1%
#	K-Bro Linen, Inc.	30,453	956,015	0.1%
	Logistec Corp. Class B	300	7,843	0.0%
	MacDonald Dettwiler & Associates, Ltd.	172,507	8,594,193	0.9%
	Magellan Aerospace Corp.	75,876	1,016,088	0.1%
	Morneau Shepell, Inc.	271,111	3,874,889	0.4%
	New Flyer Industries, Inc.	254,471	7,740,361	0.8%
	Richelieu Hardware, Ltd.	245,655	4,676,529	0.5%
#	Rocky Mountain Dealerships, Inc.	82,555	595,805	0.1%
	Russel Metals, Inc.	362,155	6,899,732	0.7%
#	Stantec, Inc.(2854238)	410,229	10,363,809	1.0%
	Stantec, Inc.(85472N109)	3,715	93,804	0.0%

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Stuart Olson, Inc.	88,659	$384,972	0.0%
#	Student Transportation, Inc.	505,490	2,827,416	0.3%
	TFI International, Inc.	491,359	12,768,417	1.3%
	Toromont Industries, Ltd.	398,385	12,565,899	1.3%
	Transcontinental, Inc. Class A	360,976	5,965,857	0.6%
	Wajax Corp.	106,738	1,833,224	0.2%
#	WestJet Airlines, Ltd.	6,379	109,464	0.0%
*	Westport Fuel Systems, Inc.	3,750	4,245	0.0%
	Westshore Terminals Investment Corp.	318,149	6,134,791	0.6%
Total Industrials			126,166,316	12.6%

Information Technology — (3.3%)
#*	5N Plus, Inc.	359,429	479,185	0.1%
#	Absolute Software Corp.	234,888	1,116,140	0.1%
#*	Avigilon Corp.	199,393	1,903,860	0.2%
	Calian Group, Ltd.	25,255	461,217	0.0%
*	Celestica, Inc.(15101Q108)	36,408	431,435	0.0%
*	Celestica, Inc.(2263362)	519,635	6,157,519	0.6%
#	Computer Modelling Group, Ltd.	407,452	2,764,598	0.3%
*	Descartes Systems Group, Inc. (The)	268,938	5,734,700	0.6%
#	DH Corp.	270,455	4,487,944	0.5%
	Enghouse Systems, Ltd.	99,557	4,147,930	0.4%
	Evertz Technologies, Ltd.	143,053	1,799,550	0.2%
#*	EXFO, Inc.	686	2,984	0.0%
#	Mediagrif Interactive Technologies, Inc.	11,670	164,709	0.0%
*	Mitel Networks Corp.	385,524	2,618,685	0.3%
*	Points International, Ltd.(730843208)	3,323	25,388	0.0%
*	Points International, Ltd.(2556879)	36,359	278,112	0.0%
	Pure Technologies, Ltd.	67,445	241,117	0.0%
#*	Redknee Solutions, Inc.	56,511	65,659	0.0%
#	Sandvine Corp.	1,036,169	2,168,573	0.2%
*	Sierra Wireless, Inc.(826516106)	10,722	168,335	0.0%
#*	Sierra Wireless, Inc.(2418968)	161,792	2,532,952	0.3%
#*	Solium Capital, Inc.	96,906	609,158	0.1%
	Vecima Networks, Inc.	6,059	41,698	0.0%
	Wi-LAN, Inc.	780,333	1,272,803	0.1%
Total Information Technology			39,674,251	4.0%

Materials — (22.7%)
	Acadian Timber Corp.	35,988	491,848	0.1%
#	AirBoss of America Corp.	80,062	706,614	0.1%
*	Alacer Gold Corp.	1,485,088	2,477,635	0.2%
	Alamos Gold, Inc. Class A	1,545,462	10,658,757	1.1%
#*	Almaden Minerals, Ltd. Class B	50,744	49,510	0.0%
#	Altius Minerals Corp.	127,600	1,205,056	0.1%
*	Americas Silver Corp.	81,208	211,693	0.0%
*	Argonaut Gold, Inc.	923,902	1,458,811	0.1%
*	Asanko Gold, Inc.	771,844	2,368,448	0.2%
*	AuRico Metals, Inc.	679,583	511,212	0.1%
*	B2Gold Corp.	5,284,073	12,554,421	1.3%
#*	Banro Corp.	184,289	34,314	0.0%
	Caledonia Mining Corp. P.L.C.	2,700	2,916	0.0%

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
	Canam Group, Inc.	237,796	$1,597,527	0.2%
	Canexus Corp.	753,464	914,718	0.1%
*	Canfor Corp.	322,770	3,670,873	0.4%
	Canfor Pulp Products, Inc.	206,915	1,558,046	0.2%
*	Capstone Mining Corp.	2,219,255	2,082,644	0.2%
	Cascades, Inc.	477,193	4,300,477	0.4%
	Centerra Gold, Inc.	1,111,077	5,205,136	0.5%
#*	China Gold International Resources Corp., Ltd.	1,219,957	1,799,065	0.2%
*	Continental Gold, Inc.	464,000	1,520,575	0.2%
#*	Copper Mountain Mining Corp.	684,831	479,456	0.0%
*	Detour Gold Corp.	79,500	1,082,974	0.1%
	Dominion Diamond Corp.(257287102)	20,700	200,376	0.0%
	Dominion Diamond Corp.(B95LX89)	487,201	4,720,877	0.5%
#*	Dundee Precious Metals, Inc.	665,722	1,115,611	0.1%
#*	Eastern Platinum, Ltd.	299,296	98,082	0.0%
#*	Eastmain Resources, Inc.	49,500	18,802	0.0%
*	EcoSynthetix, Inc.	1,500	2,536	0.0%
*	Eldorado Gold Corp.	1,179,508	3,795,088	0.4%
*	Endeavour Mining Corp.	321,438	4,802,472	0.5%
#*	Endeavour Silver Corp.	197,026	697,035	0.1%
#*	Exeter Resource Corp.	4,111	3,093	0.0%
#*	First Majestic Silver Corp.	571,687	4,368,608	0.4%
#*	Fortress Paper, Ltd. Class A	16,706	87,098	0.0%
*	Fortuna Silver Mines, Inc.	876,406	4,954,323	0.5%
#*	Golden Star Resources, Ltd.	1,118,762	824,917	0.1%
#*	Great Panther Silver, Ltd.	700,801	1,158,737	0.1%
*	Guyana Goldfields, Inc.	287,744	1,311,580	0.1%
*	Hanfeng Evergreen, Inc.	45,837	—	0.0%
	HudBay Minerals, Inc.	1,453,305	8,312,950	0.8%
*	IAMGOLD Corp.	2,443,241	9,444,323	0.9%
#*	Imperial Metals Corp.	244,960	1,105,618	0.1%
*	Interfor Corp.	394,708	4,418,472	0.4%
*	International Tower Hill Mines, Ltd.	13,001	7,262	0.0%
	Intertape Polymer Group, Inc.	328,477	6,160,243	0.6%
*	Ivanhoe Mines, Ltd. Class A	1,914,589	3,621,983	0.4%
*	Kirkland Lake Gold, Ltd.	531,244	2,777,591	0.3%
*	Klondex Mines, Ltd.	499,610	2,325,671	0.2%
#	Labrador Iron Ore Royalty Corp.	290,156	4,023,911	0.4%
	Lucara Diamond Corp.	1,407,865	3,187,658	0.3%
*	Lundin Mining Corp.	2,567,823	12,240,023	1.2%
*	Lydian International, Ltd.	91,514	22,493	0.0%
*	Major Drilling Group International, Inc.	559,212	2,923,821	0.3%
	Mandalay Resources Corp.	1,371,135	816,972	0.1%
#	Methanex Corp.(59151K108)	92,958	4,071,560	0.4%
	Methanex Corp.(2654416)	188,866	8,283,856	0.8%
#*	Midas Gold Corp.	293,884	190,429	0.0%
*	Minco Base Metals Corp.	2,780	—	0.0%
*	Nautilus Minerals, Inc.	227,078	24,523	0.0%
	Nevsun Resources, Ltd.	1,477,819	4,567,794	0.5%
*	New Gold, Inc.	2,777,383	9,743,026	1.0%
	Norbord, Inc.	195,580	4,939,575	0.5%
#*	Northern Dynasty Minerals, Ltd.	148,624	306,624	0.0%

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
#*	Novagold Resources, Inc.	46,529	$212,779	0.0%
	OceanaGold Corp.	3,061,665	8,916,032	0.9%
*	Orbite Technologies, Inc.	73,500	15,875	0.0%
	Osisko Gold Royalties, Ltd.	630,175	6,143,808	0.6%
	Pan American Silver Corp.	990,673	14,941,443	1.5%
*	Pilot Gold, Inc.	153,861	50,995	0.0%
*	Platinum Group Metals, Ltd.	105,831	152,915	0.0%
#*	PolyMet Mining Corp.	613,665	457,055	0.0%
*	Pretium Resources, Inc.(B57Q8S9)	114,400	947,476	0.1%
#*	Pretium Resources, Inc.(74139C102)	325,217	2,679,788	0.3%
#*	Primero Mining Corp.	1,071,138	845,645	0.1%
#*	RB Energy, Inc.	396,013	158	0.0%
*	Richmont Mines, Inc.	256,813	1,667,903	0.2%
*	Royal Nickel Corp.	385,500	78,958	0.0%
#*	Sabina Gold & Silver Corp.	924,221	674,589	0.1%
*	Sandstorm Gold, Ltd.	767,972	3,014,347	0.3%
#*	Seabridge Gold, Inc.	111,235	914,635	0.1%
*	SEMAFO, Inc.	1,661,946	5,471,122	0.5%
#*	Sherritt International Corp.	2,013,361	1,994,392	0.2%
*	Silver Standard Resources, Inc.	760,590	6,803,475	0.7%
#	Stella-Jones, Inc.	204,600	6,640,947	0.7%
#*	Stornoway Diamond Corp.	1,252,797	933,078	0.1%
	Tahoe Resources, Inc.	39,600	373,098	0.0%
#*	Tanzanian Royalty Exploration Corp.	298,950	149,180	0.0%
*	Taseko Mines, Ltd.	976,266	843,458	0.1%
*	Tembec, Inc.	403,476	721,217	0.1%
#*	Teranga Gold Corp.	2,220,363	1,356,048	0.1%
#*	Timmins Gold Corp.	1,530,103	472,940	0.0%
*	Torex Gold Resources, Inc.	168,160	2,603,840	0.3%
*	Trevali Mining Corp.	1,173,759	987,858	0.1%
*	Wesdome Gold Mines, Ltd.	402,664	626,796	0.1%
	West Fraser Timber Co., Ltd.	266,200	9,518,685	1.0%
	Western Forest Products, Inc.	2,211,609	3,113,202	0.3%
	Winpak, Ltd.	153,235	5,183,729	0.5%
	Yamana Gold, Inc.	262,157	736,105	0.1%
Total Materials			268,861,910	26.9%

Real Estate — (1.7%)
#	Altus Group, Ltd.	211,914	4,886,499	0.5%
#	Brookfield Real Estate Services, Inc.	14,069	165,246	0.0%
	Colliers International Group, Inc.	162,348	5,984,138	0.6%
	FirstService Corp.(BYL7ZF7)	163,033	7,739,711	0.8%
	FirstService Corp.(33767E103)	1,234	58,590	0.0%
	Genesis Land Development Corp.	76,842	171,123	0.0%
	Information Services Corp.	3,674	49,638	0.0%
#*	Mainstreet Equity Corp.	26,949	664,768	0.1%
	Melcor Developments, Ltd.	42,540	459,412	0.0%
	Morguard Corp.	4,268	559,149	0.1%
Total Real Estate			20,738,274	2.1%

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Telecommunication Services — (0.4%)
#	Manitoba Telecom Services, Inc.	161,284	$4,559,893	0.4%

Utilities — (5.7%)
#	Algonquin Power & Utilities Corp.	1,268,653	10,762,267	1.1%
	Alterra Power Corp.	110,442	428,558	0.1%
	Boralex, Inc. Class A	285,291	4,069,059	0.4%
	Capital Power Corp.	535,609	9,266,895	0.9%
#	Innergex Renewable Energy, Inc.	520,627	5,440,284	0.6%
#	Just Energy Group, Inc.	727,176	3,975,326	0.4%
*	Maxim Power Corp.	92,234	202,652	0.0%
#	Northland Power, Inc.	536,896	9,317,154	0.9%
#	Superior Plus Corp.	737,043	6,999,068	0.7%
	TransAlta Corp.	1,451,525	8,032,496	0.8%
	TransAlta Renewables, Inc.	456,746	4,878,217	0.5%
#	Valener, Inc.	273,976	4,277,017	0.4%
Total Utilities			67,648,993	6.8%
TOTAL COMMON STOCKS			1,000,346,854	100.2%

RIGHTS/WARRANTS — (0.0%)
*	QLT, Inc. Rights 11/23/17 Class A	219,010	—	0.0%
*	QLT, Inc. Rights 11/23/17	219,010	—	0.0%
TOTAL RIGHTS/WARRANTS			—	0.0%
TOTAL INVESTMENT SECURITIES			1,000,346,854

			Value†
SECURITIES LENDING COLLATERAL — (15.5%)
§@	DFA Short Term Investment Fund	15,843,339	183,339,124	18.4%
TOTAL INVESTMENTS — (100.0%) (Cost $1,372,271,170)^			$1,183,685,978	118.6%

^	The cost for federal income tax purposes is $1,372,271,170.

The Canadian Small Company Series
continued

Summary of the Series' investments as of December 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$91,756,086	$6,746	—	$91,762,832
Consumer Staples	42,749,892	—	—	42,749,892
Energy	257,624,002	58,922	—	257,682,924
Financials	64,924,786	—	—	64,924,786
Health Care	15,576,783	—	—	15,576,783
Industrials	126,166,316	—	—	126,166,316
Information Technology	39,674,251	—	—	39,674,251
Materials	268,861,752	158	—	268,861,910
Real Estate	20,738,274	—	—	20,738,274
Telecommunication Services	4,559,893	—	—	4,559,893
Utilities	67,648,993	—	—	67,648,993
Rights/Warrants	—	—	—	—
Securities Lending Collateral	—	183,339,124	—	183,339,124
TOTAL	$1,000,281,028	$183,404,950	—	$1,183,685,978

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Alexander B. Potts, the registrant’s President and Chief Executive Officer, and Michael Clinton, the registrant’s Treasurer and Chief Financial and Accounting Officer, reviewed the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Messrs. Potts and Clinton determined that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is accumulated and communicated to the registrant’s management to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS – INVESTMENT TRUST

By:	/s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Date: March 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Date: March 1, 2017

By:	/s/ Michael Clinton
Michael Clinton
Treasurer and Chief Financial and Accounting Officer

Date: March 1, 2017